UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2012 (Unaudited)

Statement of Investments

March 31, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 4.4%
Hexcel Corp.*	17,008	$408,362
Honeywell International, Inc.	33,352	2,036,140
Precision Castparts Corp.	4,924	851,360
Textron, Inc.	18,785	522,786
United Technologies Corp.	30,375	2,519,302

		6,337,950

Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	23,525	1,898,938

Auto Components 1.8%
Autoliv, Inc.	14,251	955,530
BorgWarner, Inc.*	18,868	1,591,327

		2,546,857

Automobiles 0.8%
Harley-Davidson, Inc.	22,160	1,087,613

Beverages 4.5%
Boston Beer Co., Inc. (The), Class A*	1,919	204,930
Brown-Forman Corp., Class B	1,744	145,432
Coca-Cola Co. (The)	46,454	3,438,061
Monster Beverage Corp.*	3,004	186,518
PepsiCo, Inc.	37,026	2,456,675

		6,431,616

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.*	6,671	619,469
Gilead Sciences, Inc.*	19,179	936,894
Medivation, Inc.*	3,290	245,829

		1,802,192

Capital Markets 0.9%
BlackRock, Inc.	6,335	1,298,042

Chemicals 2.1%
E.I. du Pont de Nemours & Co.	21,885	1,157,717
Monsanto Co.	15,324	1,222,242
Rockwood Holdings, Inc.*	12,943	674,977

		3,054,936

Commercial Banks 1.1%
Wells Fargo & Co.	44,961	1,534,969

Communications Equipment 3.7%
Cisco Systems, Inc.	76,483	1,617,615
F5 Networks, Inc.*	5,934	800,853
QUALCOMM, Inc.	43,395	2,951,728

		5,370,196

Computers & Peripherals 10.4%
Apple, Inc.*	18,756	11,243,659
Dell, Inc.*	26,159	434,240
EMC Corp.*	91,743	2,741,281
NetApp, Inc.*	13,503	604,529

		15,023,709

Electrical Equipment 0.6%
Rockwell Automation, Inc.	11,132	887,220

Electronic Equipment, Instruments & Components 0.8%
Jabil Circuit, Inc.	29,685	745,687
Trimble Navigation Ltd.*	6,668	362,873

		1,108,560

Energy Equipment & Services 3.6%
Core Laboratories NV	4,811	632,983
Hornbeck Offshore Services, Inc.*	7,894	331,785
Oceaneering International, Inc.	17,722	955,039
Schlumberger Ltd.	46,216	3,231,885

		5,151,692

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	16,527	1,500,651
CVS Caremark Corp.	24,167	1,082,682
Whole Foods Market, Inc.	9,079	755,373

		3,338,706

Food Products 1.5%
Hershey Co. (The)	16,513	1,012,742
Kellogg Co.	15,363	823,918
Mead Johnson Nutrition Co.	4,266	351,860

		2,188,520

Health Care Equipment & Supplies 3.4%
Cooper Cos., Inc. (The)	4,763	389,185
Covidien PLC	21,164	1,157,248
DENTSPLY International, Inc.	7,145	286,729
Edwards Lifesciences Corp.*	7,341	533,911
Gen-Probe, Inc.*	4,084	271,218
Hill-Rom Holdings, Inc.	11,327	378,435
IDEXX Laboratories, Inc.*	3,733	326,451
Intuitive Surgical, Inc.*	1,074	581,839
ResMed, Inc.*	15,064	465,628
Zimmer Holdings, Inc.	9,090	584,305

		4,974,949

Health Care Providers & Services 1.1%
Express Scripts, Inc.*	30,304	1,641,871

Health Care Technology 0.4%
Cerner Corp.*	7,179	546,753

Hotels, Restaurants & Leisure 4.5%
Chipotle Mexican Grill, Inc.*	1,524	637,032
Marriott International, Inc., Class A	36,345	1,375,658
McDonald’s Corp.	20,856	2,045,974
Starbucks Corp.	43,295	2,419,757

		6,478,421

Household Durables 0.9%
Mohawk Industries, Inc.*	5,441	361,881
Tempur-Pedic International, Inc.*	11,793	995,683

		1,357,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 1.2%
Church & Dwight Co., Inc.	5,790	$284,810
Colgate-Palmolive Co.	14,328	1,400,992

		1,685,802

Industrial Conglomerates 0.4%
Danaher Corp.	10,753	602,168

Information Technology Services 4.5%
Accenture PLC, Class A	18,706	1,206,537
Automatic Data Processing, Inc.	20,115	1,110,147
International Business Machines Corp.	14,181	2,958,866
MasterCard, Inc., Class A	3,015	1,267,928

		6,543,478

Insurance 0.3%
Brown & Brown, Inc.	20,390	484,874

Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	10,850	2,197,234

Internet Software & Services 2.6%
Google, Inc., Class A*	5,931	3,803,194

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	20,273	902,351

Machinery 3.0%
Cummins, Inc.	9,293	1,115,532
Deere & Co.	10,938	884,884
Illinois Tool Works, Inc.	28,283	1,615,525
Terex Corp.*	29,159	656,077

		4,272,018

Marine 0.3%
Kirby Corp.*	7,277	478,754

Media 2.3%
CBS Corp. Non-Voting Shares, Class B	26,056	883,559
Time Warner Cable, Inc.	19,673	1,603,350
Viacom, Inc., Class B	18,225	864,958

		3,351,867

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.	28,019	1,065,843
Nucor Corp.	16,162	694,158

		1,760,001

Multiline Retail 1.6%
Dollar General Corp.*	16,704	771,725
J.C. Penney Co., Inc.	10,142	359,331
Macy’s, Inc.	29,013	1,152,686

		2,283,742

Oil, Gas & Consumable Fuels 6.9%
Devon Energy Corp.	13,795	981,101
EOG Resources, Inc.	10,670	1,185,437
Exxon Mobil Corp.	55,885	4,846,906
Noble Energy, Inc.	12,956	1,266,838
Occidental Petroleum Corp.	18,319	1,744,518

		10,024,800

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	13,677	847,153

Pharmaceuticals 3.7%
Abbott Laboratories	40,496	2,482,000
Allergan, Inc.	8,371	798,844
Johnson & Johnson	24,655	1,626,244
Perrigo Co.	4,633	478,635

		5,385,723

Real Estate Investment Trusts (REITs) 0.9%
American Campus Communities, Inc.	9,790	437,809
AvalonBay Communities, Inc.	2,624	370,902
Simon Property Group, Inc.	3,838	559,120

		1,367,831

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A*	28,333	565,527

Road & Rail 0.7%
Union Pacific Corp.	9,890	1,062,977

Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	13,110	510,897
Broadcom Corp., Class A*	20,197	793,742
Linear Technology Corp.	22,502	758,317
Marvell Technology Group Ltd.*	59,761	940,040
Xilinx, Inc.	34,820	1,268,493

		4,271,489

Software 6.3%
Check Point Software Technologies Ltd.*	11,843	756,057
Citrix Systems, Inc.*	6,407	505,576
CommVault Systems, Inc.*	3,869	192,057
Fortinet, Inc.*	10,713	296,215
Microsoft Corp.	147,894	4,769,582
Oracle Corp.	63,364	1,847,694
QLIK Technologies, Inc.*	7,633	244,256
Red Hat, Inc.*	7,838	469,418

		9,080,855

Specialty Retail 2.2%
Home Depot, Inc. (The)	29,767	1,497,578
O’Reilly Automotive, Inc.*	8,468	773,552
Tractor Supply Co.	4,508	408,244
Urban Outfitters, Inc.*	17,624	513,035

		3,192,409

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	15,291	1,181,688
Lululemon Athletica, Inc.*	3,950	294,986

		1,476,674

Tobacco 1.8%
Philip Morris International, Inc.	30,051	2,662,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 1.0%
Crown Castle International Corp.*	26,516	$1,414,363

Total Common Stocks (cost $118,383,311)		143,779,377

Exchange Traded Fund 0.0%

	Shares	Market Value
Equity 0.0%†
iShares Russell 1000 Growth Index Fund	1,090	72,027

Total Exchange Traded Fund (cost $71,663)		72,027

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	1,124,053	1,124,053

Total Mutual Fund (cost $1,124,053)		1,124,053

Total Investments (cost $119,579,027)(b) — 100.2%		144,975,457
Liabilities in excess of other assets — (0.2%)		(321,978)

NET ASSETS — 100.0%		$144,653,479

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $120,221,072, tax unrealized appreciation and depreciation were $25,353,398 and $(599,013), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$143,779,377	$—	$—	$143,779,377
Exchange Traded Fund	72,027	—	—	72,027
Mutual Fund	1,124,053	—	—	1,124,053

Total	$144,975,457	$—	$—	$144,975,457

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 1.5%
General Dynamics Corp.	17,567	$1,289,067
Huntington Ingalls Industries, Inc.*	1	40
L-3 Communications Holdings, Inc.	19,259	1,362,959
Northrop Grumman Corp.	27,516	1,680,677
Raytheon Co.	33,300	1,757,574

		6,090,317

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,770	1,111,514

Airlines 0.8%
Southwest Airlines Co.	417,343	3,438,906

Automobiles 1.9%
General Motors Co.*	70,749	1,814,712
Honda Motor Co., Ltd.	45,600	1,756,247
Toyota Motor Corp.	95,700	4,164,109

		7,735,068

Beverages 1.3%
Dr Pepper Snapple Group, Inc.	114,459	4,602,396
PepsiCo, Inc.	9,680	642,268

		5,244,664

Capital Markets 5.7%
Charles Schwab Corp. (The)	271,365	3,899,515
Franklin Resources, Inc.	11,695	1,450,531
Goldman Sachs Group, Inc. (The)	36,007	4,478,191
Northern Trust Corp.	219,958	10,437,007
State Street Corp.	76,150	3,464,825

		23,730,069

Commercial Banks 6.4%
BB&T Corp.	13,324	418,240
Comerica, Inc.	103,587	3,352,075
Commerce Bancshares, Inc.	53,850	2,182,002
PNC Financial Services Group, Inc.	108,520	6,998,455
U.S. Bancorp	157,235	4,981,205
Wells Fargo & Co.	251,889	8,599,491

		26,531,468

Commercial Services & Supplies 3.1%
Avery Dennison Corp.	52,701	1,587,881
Republic Services, Inc.	271,766	8,305,169
Waste Management, Inc.	89,884	3,142,345

		13,035,395

Communications Equipment 1.8%
Cisco Systems, Inc.	345,597	7,309,377

Computers & Peripherals 1.5%
Diebold, Inc.	31,068	1,196,739
Hewlett-Packard Co.	183,824	4,380,526
QLogic Corp.*	31,251	555,018

		6,132,283

Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,088	606,945

Containers & Packaging 0.8%
Bemis Co., Inc.	83,610	2,699,767
Sonoco Products Co.	14,982	497,402

		3,197,169

Diversified Financial Services 3.1%
JPMorgan Chase & Co.	278,768	12,817,753

Diversified Telecommunication Services 3.6%
AT&T, Inc.	364,185	11,373,498
CenturyLink, Inc.	50,531	1,953,023
Verizon Communications, Inc.	38,284	1,463,597

		14,790,118

Electric Utilities 2.3%
Great Plains Energy, Inc.	43,038	872,380
NV Energy, Inc.	112,516	1,813,758
Westar Energy, Inc.	247,313	6,907,452

		9,593,590

Electrical Equipment 0.9%
ABB Ltd., ADR-CH*	45,784	934,452
Emerson Electric Co.	30,838	1,609,127
Hubbell, Inc., Class B	13,654	1,072,931

		3,616,510

Electronic Equipment, Instruments & Components 0.5%
Molex, Inc.	61,451	1,728,002
TE Connectivity Ltd.	11,105	408,109

		2,136,111

Energy Equipment & Services 0.3%
Halliburton Co.	32,340	1,073,365

Food & Staples Retailing 1.8%
CVS Caremark Corp.	59,029	2,644,499
Sysco Corp.	77,203	2,305,281
Wal-Mart Stores, Inc.	38,473	2,354,548

		7,304,328

Food Products 2.1%
Campbell Soup Co.	25,280	855,728
General Mills, Inc.	28,618	1,128,980
Kellogg Co.	15,613	837,325
Kraft Foods, Inc., Class A	116,589	4,431,548
Ralcorp Holdings, Inc.*	12,698	940,795
Unilever NV, CVA	17,675	601,382

		8,795,758

Health Care Equipment & Supplies 5.2%
Becton, Dickinson and Co.	43,038	3,341,901
Boston Scientific Corp.*	612,127	3,660,519
CareFusion Corp.*	262,021	6,794,205
Medtronic, Inc.	80,610	3,159,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	23,157	$1,284,750
Zimmer Holdings, Inc.	53,427	3,434,288

		21,674,769

Health Care Providers & Services 2.1%
Aetna, Inc.	33,682	1,689,489
Cigna Corp.	27,591	1,358,857
LifePoint Hospitals, Inc.*	54,472	2,148,375
UnitedHealth Group, Inc.	62,321	3,673,200

		8,869,921

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	37,295	1,196,424
International Game Technology	84,819	1,424,111
International Speedway Corp., Class A	105,227	2,920,049
Speedway Motorsports, Inc.	126,624	2,365,336

		7,905,920

Household Durables 0.6%
Toll Brothers, Inc.*	16,601	398,258
Whirlpool Corp.	29,476	2,265,525

		2,663,783

Household Products 3.4%
Clorox Co. (The)	12,996	893,475
Kimberly-Clark Corp.	30,249	2,235,099
Procter & Gamble Co. (The)	162,759	10,939,032

		14,067,606

Industrial Conglomerates 4.5%
3M Co.	9,360	835,006
General Electric Co.	628,972	12,623,468
Koninklijke Philips Electronics NV	195,290	3,963,601
Tyco International Ltd.	23,795	1,336,803

		18,758,878

Information Technology Services 0.1%
Visa, Inc., Class A	4,854	572,772

Insurance 6.6%
ACE Ltd.	9,567	700,304
Allstate Corp. (The)	144,986	4,772,939
Aon Corp.	20,318	996,801
Berkshire Hathaway, Inc., Class A*	37	4,510,300
HCC Insurance Holdings, Inc.	76,380	2,380,765
Marsh & McLennan Cos., Inc.	129,933	4,260,503
MetLife, Inc.	72,861	2,721,358
Prudential Financial, Inc.	27,384	1,735,872
Torchmark Corp.	20,654	1,029,602
Travelers Cos., Inc. (The)	52,620	3,115,104
Unum Group	51,720	1,266,106

		27,489,654

Metals & Mining 1.0%
Barrick Gold Corp.	38,634	1,679,806
Freeport-McMoRan Copper & Gold, Inc.	39,119	1,488,087
Newmont Mining Corp.	16,899	866,412

		4,034,305

Multiline Retail 1.0%
Target Corp.	75,227	4,383,477

Multi-Utilities 2.4%
PG&E Corp.	119,997	5,209,070
Xcel Energy, Inc.	176,032	4,659,567

		9,868,637

Oil, Gas & Consumable Fuels 11.9%
Apache Corp.	3,950	396,738
BP PLC	155,663	1,159,267
BP PLC, ADR-UK	9,393	422,685
Chevron Corp.	92,253	9,893,212
EQT Corp.	21,982	1,059,752
Exxon Mobil Corp.	72,693	6,304,664
Imperial Oil Ltd.	136,177	6,187,319
Murphy Oil Corp.	28,653	1,612,304
Peabody Energy Corp.	48,677	1,409,686
Southwestern Energy Co.*	84,289	2,579,243
Total SA	229,437	11,719,546
Ultra Petroleum Corp.*	295,837	6,694,791

		49,439,207

Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	71,397	2,409,649
Eli Lilly & Co.	59,253	2,386,118
Hospira, Inc.*	27,164	1,015,662
Johnson & Johnson	142,848	9,422,254
Merck & Co., Inc.	188,851	7,251,878
Pfizer, Inc.	515,018	11,670,308

		34,155,869

Real Estate Investment Trusts (REITs) 0.1%
Weyerhaeuser Co.	24,666	540,679

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	401,131	4,990,070
Intel Corp.	223,104	6,271,453
Marvell Technology Group Ltd.*	67,549	1,062,546
Texas Instruments, Inc.	12,141	408,059

		12,732,128

Software 0.3%
Oracle Corp.	49,329	1,438,434

Specialty Retail 3.3%
Lowe’s Cos., Inc.	267,862	8,405,510
Staples, Inc.	329,992	5,339,270

		13,744,780

Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp, Inc.	498,088	3,641,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	52,384	$2,079,710

Total Common Stocks (cost $374,848,108)		402,352,260

Mutual Fund 3.2%

	Shares	Market Value
Money Market Fund 3.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	13,387,784	13,387,784

Total Mutual Fund (cost $13,387,784)		13,387,784

Total Investments (cost $388,235,892)(b) — 100.1%		415,740,044
Liabilities in excess of other assets — (0.1%)		(324,388)

NET ASSETS — 100.0%		$415,415,656

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $393,845,468, tax unrealized appreciation and depreciation were $34,826,456 and $(12,931,880), respectively.

ADR	American Depositary Receipt
CH	Switzerland
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

At March 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	4/30/12	(766,511)	$(1,217,641)	$(1,225,819)	$(8,178)
Canadian Dollar	UBS AG	4/30/12	(7,462,753)	(7,484,083)	(7,477,854)	6,229
Euro	UBS AG	4/30/12	(9,064,392)	(12,061,171)	(12,090,600)	(29,429)
Japanese Yen	Credit Suisse International	4/27/12	(370,224,000)	(4,459,187)	(4,473,904)	(14,717)
Swiss Franc	Credit Suisse International	4/30/12	(638,988)	(704,872)	(708,073)	(3,201)

Total Short Contracts				$(25,926,954)	$(25,976,250)	$(49,296)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	4/30/12	21,879	$34,836	$34,990	$154

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	E-Mini S&P 500	06/15/12	$6,665,200	$245,811

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,090,317	$—	$—	$6,090,317
Air Freight & Logistics	1,111,514	—	—	1,111,514
Airlines	3,438,906	—	—	3,438,906
Automobiles	1,814,712	5,920,356	—	7,735,068
Beverages	5,244,664	—	—	5,244,664
Capital Markets	23,730,069	—	—	23,730,069
Commercial Banks	26,531,468	—	—	26,531,468
Commercial Services & Supplies	13,035,395	—	—	13,035,395
Communications Equipment	7,309,377	—	—	7,309,377
Computers & Peripherals	6,132,283	—	—	6,132,283
Construction Materials	606,945	—	—	606,945
Containers & Packaging	3,197,169	—	—	3,197,169
Diversified Financial Services	12,817,753	—	—	12,817,753
Diversified Telecommunication Services	14,790,118	—	—	14,790,118
Electric Utilities	9,593,590	—	—	9,593,590
Electrical Equipment	3,616,510	—	—	3,616,510
Electronic Equipment, Instruments & Components	2,136,111	—	—	2,136,111
Energy Equipment & Services	1,073,365	—	—	1,073,365
Food & Staples Retailing	7,304,328	—	—	7,304,328
Food Products	8,194,376	601,382	—	8,795,758
Health Care Equipment & Supplies	21,674,769	—	—	21,674,769
Health Care Providers & Services	8,869,921	—	—	8,869,921
Hotels, Restaurants & Leisure	7,905,920	—	—	7,905,920
Household Durables	2,663,783	—	—	2,663,783
Household Products	14,067,606	—	—	14,067,606
Industrial Conglomerates	14,795,277	3,963,601	—	18,758,878
Information Technology Services	572,772	—	—	572,772
Insurance	27,489,654	—	—	27,489,654
Metals & Mining	4,034,305	—	—	4,034,305
Multiline Retail	4,383,477	—	—	4,383,477
Multi-Utilities	9,868,637	—	—	9,868,637
Oil, Gas & Consumable Fuels	36,560,394	12,878,813	—	49,439,207
Pharmaceuticals	34,155,869	—	—	34,155,869
Real Estate Investment Trusts (REITs)	540,679	—	—	540,679
Semiconductors & Semiconductor Equipment	12,732,128	—	—	12,732,128
Software	1,438,434	—	—	1,438,434
Specialty Retail	13,744,780	—	—	13,744,780
Thrifts & Mortgage Finance	3,641,023	—	—	3,641,023
Wireless Telecommunication Services	2,079,710	—	—	2,079,710

Total Common Stocks	$378,988,108	$23,364,152	—	$402,352,260

Forward Foreign Currency Contracts	—	6,383	—	6,383
Futures Contracts	245,811	—	—	245,811
Mutual Fund	13,387,784	—	—	13,387,784

Total Assets	$392,621,703	$23,370,535	$—	$415,992,238

Liabilities:
Forward Foreign Currency Contracts	—	(55,525)	—	(55,525)

Total Liabilities	$—	$(55,525)	$—	$(55,525)

Total	$392,621,703	$23,315,010	$—	$415,936,713

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$245,811

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	6,383

Total		$252,194

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(55,525)

Total		$(55,525)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value

Balanced Fund 100.1%
American Funds Asset Allocation Fund	196,927,456	$3,519,093,634

Total Mutual Fund (cost $3,111,958,653)		3,519,093,634

Total Investment (cost $3,111,958,653)(a) — 100.1%		3,519,093,634
Liabilities in excess of other assets — (0.1%)		(1,843,403)

NET ASSETS — 100.0%		$3,517,250,231

(a)	At March 31, 2012, the tax basis cost of the Fund’s investment was $3,114,996,812, tax unrealized appreciation and depreciation were $404,096,822 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$3,519,093,634	$—	$—	$3,519,093,634

Total	$3,519,093,634	$—	$—	$3,519,093,634

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	101,512,041	$1,131,859,259

Total Mutual Fund (cost $1,079,381,316)		1,131,859,259

Total Investment (cost $1,079,381,316)(a) — 100.1%		1,131,859,259
Liabilities in excess of other assets — (0.1)%		(625,909)

NET ASSETS — 100.0%		$1,131,233,350

(a)	At March 31, 2012, the tax basis cost of the Fund’s investment was $1,093,857,980, tax unrealized appreciation and depreciation were $38,001,279 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,131,859,259	$—	$—	$1,131,859,259

Total	$1,131,859,259	$—	$—	$1,131,859,259

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,541,915	$167,128,834

Total Mutual Fund (cost $155,613,677)		167,128,834

Total Investment (cost $155,613,677)(a) — 100.1%		167,128,834
Liabilities in excess of other assets — (0.1%)		(111,999)

NET ASSETS — 100.0%		$167,016,835

(a)	At March 31, 2012, the tax basis cost of the Fund’s investment was $166,788,028, tax unrealized appreciation and depreciation were $340,806 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$167,128,834	$—	$—	$167,128,834

Total	$167,128,834	$—	$—	$167,128,834

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,864,224	$290,783,297

Total Mutual Fund (cost $262,259,823)		290,783,297

Total Investment (cost $262,259,823)(a) — 100.1%		290,783,297
Liabilities in excess of other assets — (0.1%)		(179,629)

NET ASSETS — 100.0%		$290,603,668

(a)	At March 31, 2012, the tax basis cost of the Fund’s investment was $285,843,598, tax unrealized appreciation and depreciation were $4,939,699 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$290,783,297	$—	$—	$290,783,297

Total	$290,783,297	$—	$—	$290,783,297

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	31,759,984	$1,174,166,621

Total Mutual Fund (cost $996,836,434)		1,174,166,621

Total Investment (cost $996,836,434)(a) — 100.1%		1,174,166,621
Liabilities in excess of other assets — (0.1%)		(631,281)

NET ASSETS — 100.0%		$1,173,535,340

(a)	At March 31, 2012, the tax basis cost of the Fund’s investment was $1,025,159,626, tax unrealized appreciation and depreciation were $149,006,995 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,174,166,621	$—	$—	$1,174,166,621

Total	$1,174,166,621	$—	$—	$1,174,166,621

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 97.7%

	Principal Amount	Market Value
Aerospace / Defense 1.0%
Altegrity, Inc., 11.75%, 05/01/16(a)(b)	$475,000	$450,063
Mantech International Corp., 7.25%, 04/15/18	250,000	266,250
Sequa Corp. 11.75%, 12/01/15(b)	650,000	690,625
13.50%, 12/01/15(b)	457,638	485,668
TransDigm, Inc., 7.75%, 12/15/18	1,100,000	1,190,750

		3,083,356

Automotive 7.6%
Affinia Group Holdings, Inc. 9.00%, 11/30/14	700,000	707,000
10.75%, 08/15/16(b)	450,000	492,750
Allison Transmission, Inc., 7.13%, 05/15/19(b)	750,000	776,250
American Axle & Manufacturing, Inc., 7.75%, 11/15/19	1,075,000	1,147,563
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	375,000	376,875
8.25%, 06/15/21	1,150,000	1,161,500
Exide Technologies, 8.63%, 02/01/18	1,875,000	1,570,312
Ford Motor Credit Co. LLC 3.88%, 01/15/15	4,000,000	4,039,048
8.00%, 12/15/16	1,575,000	1,826,061
6.63%, 08/15/17	700,000	775,693
IDQ Holdings, Inc., 11.50%, 04/01/17(b)	525,000	538,125
International Automotive Components Group SL, 9.13%, 06/01/18(b)	1,525,000	1,326,750
Jaguar Land Rover PLC 7.75%, 05/15/18(b)	100,000	102,500
8.13%, 05/15/21(b)	925,000	948,125
Meritor, Inc., 10.63%, 03/15/18	1,050,000	1,128,750
Motors Liquidation Co., 7.40%, 09/01/25*(a)(c)	2,500,000	37,500
Pittsburgh Glass Works LLC, 8.50%, 04/15/16(b)	1,425,000	1,417,875
Schaeffler Finance BV 7.75%, 02/15/17(b)	450,000	475,875
8.50%, 02/15/19(b)	700,000	747,250
Stoneridge, Inc., 9.50%, 10/15/17(b)	750,000	795,937
Tenneco, Inc., 7.75%, 08/15/18	275,000	297,000
Tomkins LLC/Tomkins, Inc., 9.00%, 10/01/18	630,000	697,725
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.63%, 09/01/17(b)	425,000	461,125
UCI International, Inc., 8.63%, 02/15/19	1,475,000	1,515,563

		23,363,152

Building Materials 2.4%
Associated Materials LLC, 9.13%, 11/01/17	550,000	534,875
Building Materials Corp. of America 7.50%, 03/15/20(b)	250,000	265,000
6.75%, 05/01/21(b)	250,000	265,312
Interline Brands, Inc., 7.00%, 11/15/18	725,000	764,875
Masonite International Corp., 8.25%, 04/15/21(b)	1,050,000	1,092,000
Norcraft Cos. LP, 10.50%, 12/15/15	1,375,000	1,206,563
Nortek, Inc. 10.00%, 12/01/18	475,000	503,500
8.50%, 04/15/21	1,100,000	1,089,000
Ply Gem Industries, Inc., 8.25%, 02/15/18	1,075,000	1,081,719
Rexel SA, 6.13%, 12/15/19(b)	500,000	506,250

		7,309,094

Chemicals 2.7%
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	379,750
Ferro Corp., 7.88%, 08/15/18	1,075,000	1,096,500
Hexion US Finance Corp. 8.88%, 02/01/18	975,000	1,009,125
9.00%, 11/15/20	500,000	465,000
Huntsman International LLC 5.50%, 06/30/16	725,000	724,094
8.63%, 03/15/21	575,000	645,437
Koppers, Inc., 7.88%, 12/01/19	350,000	373,625
Momentive Performance Materials, Inc., 9.00%, 01/15/21	750,000	656,250
Omnova Solutions, Inc., 7.88%, 11/01/18	1,100,000	1,053,250
OXEA Finance & Cy SCA Reg S, 9.50%, 07/15/17(b)	850,000	909,500
Solutia, Inc., 7.88%, 03/15/20	650,000	762,125
Union Carbide Corp., 7.88%, 04/01/23	225,000	269,302

		8,343,958

Construction Machinery 1.0%
RSC Equipment Rental, Inc. 9.50%, 12/01/14	345,000	354,488
10.00%, 07/15/17(b)	275,000	319,000
10.25%, 11/15/19	500,000	560,000
8.25%, 02/01/21	150,000	159,750
United Rentals North America, Inc., 8.38%, 09/15/20	1,300,000	1,345,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction Machinery (continued)
UR Financing Escrow Corp. 5.75%, 07/15/18(b)	$75,000	$76,781
7.38%, 05/15/20(b)	75,000	76,688
7.63%, 04/15/22(b)	75,000	77,062

		2,969,269

Consumer Products 3.7%
Easton-Bell Sports, Inc., 9.75%, 12/01/16	375,000	414,844
Jarden Corp., 7.50%, 05/01/17	1,025,000	1,127,500
Libbey Glass, Inc., 10.00%, 02/15/15	783,000	836,831
Prestige Brands, Inc. 8.25%, 04/01/18	900,000	983,250
8.13%, 02/01/20(b)	175,000	189,656
Sealy Mattress Co. 8.25%, 06/15/14	1,975,000	1,935,500
10.88%, 04/15/16(b)	328,000	355,883
ServiceMaster Co. 7.10%, 03/01/18	300,000	282,750
8.00%, 02/15/20(b)	725,000	772,125
7.45%, 08/15/27	175,000	149,187
Simmons Bedding Co., 11.25%, 07/15/15(b)	1,275,000	1,318,044
Spectrum Brands Holdings, Inc. 9.50%, 06/15/18(b)	525,000	591,938
6.75%, 03/15/20(b)	900,000	909,000
Visant Corp., 10.00%, 10/01/17	1,650,000	1,540,688

		11,407,196

Energy 6.3%
ATP Oil & Gas Corp., 11.88%, 05/01/15	875,000	638,750
Basic Energy Services, Inc. 7.13%, 04/15/16	950,000	964,250
7.75%, 02/15/19	100,000	102,500
Berry Petroleum Co. 6.75%, 11/01/20	150,000	158,625
6.38%, 09/15/22	300,000	308,250
Chaparral Energy, Inc., 9.88%, 10/01/20	1,175,000	1,310,125
Chesapeake Energy Corp. 6.78%, 03/15/19	1,050,000	1,042,125
6.63%, 08/15/20	325,000	330,687
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22(b)	400,000	403,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(b)	675,000	669,937
Cie Generale de Geophysique - Veritas 7.75%, 05/15/17	650,000	676,000
6.50%, 06/01/21	650,000	663,000
Cimarex Energy Co., 5.88%, 05/01/22	300,000	306,000
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.88%, 04/01/17(b)	475,000	534,375
Comstock Resources, Inc., 7.75%, 04/01/19	600,000	558,000
Concho Resources, Inc., 7.00%, 01/15/21	550,000	589,875
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/17	475,000	514,188
7.75%, 06/15/19	225,000	231,750
EXCO Resources, Inc., 7.50%, 09/15/18	775,000	689,750
Forbes Energy Services Ltd., 9.00%, 06/15/19	950,000	926,250
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19(b)	100,000	98,000
8.63%, 04/15/20	725,000	781,188
7.75%, 02/01/21	475,000	492,812
Lone Pine Resources (Canada) Ltd., 10.38%, 02/15/17(b)	275,000	287,719
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	804,000
PHI, Inc., 8.63%, 10/15/18	850,000	871,250
Plains Exploration & Production Co., 6.75%, 02/01/22	1,425,000	1,489,125
SESI LLC 6.38%, 05/01/19	275,000	291,500
7.13%, 12/15/21(b)	825,000	891,000
SM Energy Co., 6.50%, 11/15/21	275,000	292,875
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	500,000	496,370
W&T Offshore, Inc., 8.50%, 06/15/19	875,000	925,313

		19,338,589

Entertainment 1.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	1,150,000	1,290,875
Cinemark USA, Inc., 7.38%, 06/15/21	1,525,000	1,635,562
HRP Myrtle Beach Operations LLC, 0.00%, 04/01/12*(a)(b)(d)(e)(f)	675,000	0
Regal Cinemas Corp., 8.63%, 07/15/19	600,000	655,500

		3,581,937

Financial Institutions 7.3%
Ally Financial, Inc. 6.25%, 12/01/17	1,600,000	1,647,579
8.00%, 03/15/20	4,050,000	4,505,625
7.50%, 09/15/20	350,000	378,000
8.00%, 11/01/31	550,000	606,375
CIT Group, Inc. 7.00%, 05/02/17(b)	7,125,000	7,142,813
5.25%, 03/15/18	750,000	765,000
International Lease Finance Corp., 8.25%, 12/15/20	4,000,000	4,400,840
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20(b)	250,000	251,875
5.88%, 03/15/22(b)	350,000	353,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Financial Institutions (continued)
Nuveen Investments, Inc., 10.50%, 11/15/15	$2,100,000	$2,176,125

		22,227,732

Food & Beverage 4.0%
ARAMARK Corp., 8.50%, 02/01/15	1,325,000	1,358,138
ARAMARK Holdings Corp., 8.63%, 05/01/16(b)	800,000	820,000
B&G Foods, Inc., 7.63%, 01/15/18	550,000	590,562
Dean Foods Co. 7.00%, 06/01/16	1,050,000	1,078,875
9.75%, 12/15/18	1,275,000	1,410,469
Del Monte Corp., 7.63%, 02/15/19	1,550,000	1,542,250
Michael Foods, Inc., 9.75%, 07/15/18	2,050,000	2,252,438
Pinnacle Foods Finance LLC 10.63%, 04/01/17	650,000	685,750
8.25%, 09/01/17	875,000	949,375
US Foodservice, 8.50%, 06/30/19(b)	1,500,000	1,518,750

		12,206,607

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(d)(f)	100,000	0

Gaming 4.4%
American Casino & Entertainment Properties LLC, 11.00%, 06/15/14	1,013,000	1,073,780
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17	1,750,000	1,907,500
Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 02/15/20(b)	350,000	356,125
Chester Downs & Marina LLC, 9.25%, 02/01/20(b)	100,000	105,625
Great Canadian Gaming Corp., 7.25%, 02/15/15(b)	1,350,000	1,371,937
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,225,000	1,200,500
MGM Mirage, Inc. 7.50%, 06/01/16	1,625,000	1,673,750
8.63%, 02/01/19(b)	700,000	750,750
7.75%, 03/15/22	550,000	559,625
Peninsula Gaming LLC, 10.75%, 08/15/17	1,400,000	1,547,000
Seminole Indian Tribe of Florida 7.75%, 10/01/17(b)	1,000,000	1,083,750
7.80%, 10/01/20(b)	900,000	882,756
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.63%, 04/15/16(b)	975,000	1,033,500

		13,546,598

Healthcare 10.5%
Alere, Inc. 7.88%, 02/01/16	575,000	599,437
9.00%, 05/15/16	475,000	495,188
Bausch & Lomb, Inc., 9.88%, 11/01/15	925,000	973,563
Biomet, Inc., 11.63%, 10/15/17	2,325,000	2,513,906
CRC Health Corp., 10.75%, 02/01/16(a)	800,000	738,000
DJO Finance LLC/DJO Finance Corp. 9.75%, 10/15/17	275,000	204,875
8.75%, 03/15/18(b)	100,000	101,000
7.75%, 04/15/18	1,050,000	861,000
Emergency Medical Services Corp., 8.13%, 06/01/19	1,775,000	1,823,812
Grifols, Inc., 8.25%, 02/01/18	775,000	838,938
HCA Holdings, Inc., 7.75%, 05/15/21	600,000	620,250
HCA, Inc. 7.50%, 02/15/22	6,275,000	6,682,875
5.88%, 03/15/22	1,000,000	1,001,250
7.50%, 11/06/33	650,000	609,375
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	1,150,000	1,118,375
inVentiv Health, Inc., 10.00%, 08/15/18(b)	700,000	633,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	1,100,000	1,193,500
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18(b)	525,000	545,344
Multiplan, Inc., 9.88%, 09/01/18(b)	1,675,000	1,809,000
Omnicare, Inc., 7.75%, 06/01/20	1,175,000	1,304,250
PSS World Medical, Inc., 6.38%, 03/01/22(b)	175,000	179,812
United Surgical Partners International, Inc., 9.25%, 05/01/17	1,300,000	1,365,000
Universal Hospital Services, Inc. 4.12%, 06/01/15(e)	375,000	354,375
8.50%, 06/01/15	1,300,000	1,330,875
USPI Finance Corp., 9.00%, 04/01/20(b)	500,000	515,000
Vanguard Health Holding LLC, 8.00%, 02/01/18	1,725,000	1,759,500
VWR Funding, Inc., Series B, 10.25%, 07/15/15	1,902,656	1,969,249

		32,141,249

Industrial - Other 3.8%
American Tire Distributors, Inc., 9.75%, 06/01/17	425,000	457,938
Amsted Industries, Inc., 8.13%, 03/15/18(b)	625,000	668,750
Atkore International, Inc., 9.88%, 01/01/18	275,000	288,062
Cleaver-Brooks, Inc., 12.25%, 05/01/16(b)	950,000	992,750
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19(b)	900,000	940,500
General Cable Corp., 7.13%, 04/01/17	1,150,000	1,184,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial - Other (continued)
Hillman Group, Inc., 10.88%, 06/01/18	$1,125,000	$1,178,438
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(b)	875,000	900,156
Knowledge Learning Corp., 7.75%, 02/01/15(b)	975,000	809,250
Maxim Crane Works LP, 12.25%, 04/15/15(b)	575,000	546,250
MMI International Ltd., 8.00%, 03/01/17(b)	250,000	258,750
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	615,625
8.75%, 09/01/20	675,000	756,000
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,200,000	1,287,000
Thermon Industries, Inc., 9.50%, 05/01/17	550,000	605,000

		11,488,969

Lodging 0.9%
Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	2,675,000	2,755,250

Media - Cable 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	975,000	1,045,687
7.38%, 06/01/20	775,000	840,875
6.63%, 01/31/22	600,000	622,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	200,000	214,750
Insight Communications Co., Inc., 9.38%, 07/15/18(b)	200,000	228,500

		2,952,312

Media - Non-Cable 7.5%
AMC Networks, Inc., 7.75%, 07/15/21(b)	925,000	1,031,375
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,400,000	1,260,000
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	125,000	136,406
Series B, 9.25%, 12/15/17	750,000	822,188
7.63%, 03/15/20(b)	200,000	193,000
7.63%, 03/15/20(b)	1,375,000	1,347,500
Crown Media Holdings, Inc., 10.50%, 07/15/19	1,275,000	1,392,938
Cumulus Media, Inc., 7.75%, 05/01/19(b)	1,025,000	968,625
Entercom Radio LLC, 10.50%, 12/01/19	1,025,000	1,104,438
Entravision Communications Corp., 8.75%, 08/01/17	1,000,000	1,058,750
Fox Acquisition Sub LLC, 13.38%, 07/15/16(b)	1,025,000	1,112,125
Idearc Litigation Trusts 8.00%, 11/15/16(a)	1,375,000	34,375
Intelsat Jackson Holdings SA 11.25%, 06/15/16	2,125,000	2,236,563
7.25%, 04/01/19	550,000	578,187
8.50%, 11/01/19	750,000	823,125
7.50%, 04/01/21	350,000	367,937
Intelsat Luxembourg SA, 11.50%, 02/04/17	425,000	442,000
Lamar Media Corp., 5.88%, 02/01/22(b)	275,000	279,812
MDC Partners, Inc. 11.00%, 11/01/16	625,000	681,250
11.00%, 11/01/16(b)	150,000	162,000
Nexstar Broadcasting, Inc. 7.00%, 01/15/14	450,000	446,062
Series 1, 7.00%, 01/15/14	923,695	915,613
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	275,000	303,188
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18(b)	675,000	583,875
SGS International, Inc., 12.00%, 12/15/13	1,393,000	1,396,482
SSI Invest II, 11.13%, 06/01/18	1,325,000	1,470,750
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(b)	625,000	618,750
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	925,000	999,000

		22,766,314

Metals & Mining 0.0%†
Aleris International, Inc., 9.00%, 12/15/14*(a)(d)(f)	600,000	60

Packaging 4.0%
Ardagh Packaging Finance PLC 9.13%, 10/15/20(b)	225,000	235,687
9.13%, 10/15/20(b)	975,000	1,045,688
Berry Plastics Corp., 9.50%, 05/15/18	500,000	530,000
BWAY Holding Co., 10.00%, 06/15/18	625,000	685,938
BWAY Parent Co., Inc., 10.13%, 11/01/15	890,638	892,865
Greif, Inc., 7.75%, 08/01/19	700,000	791,000
Packaging Dynamics Corp., 8.75%, 02/01/16(b)	950,000	997,500
Pactiv LLC, 7.95%, 12/15/25	250,000	200,000
Reynolds Group Issuer, Inc. 9.25%, 05/15/18(b)	1,400,000	1,396,500
7.13%, 04/15/19(b)	600,000	625,500
9.00%, 04/15/19(b)	150,000	147,750
7.88%, 08/15/19(b)	900,000	967,500
9.88%, 08/15/19(b)	250,000	255,625
8.25%, 02/15/21(b)	1,850,000	1,739,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Packaging (continued)
Sealed Air Corp., 8.38%, 09/15/21(b)	$1,550,000	$1,741,812

		12,252,365

Paper 0.2%
Clearwater Paper Corp. 10.63%, 06/15/16	225,000	252,000
7.13%, 11/01/18	100,000	106,000
Longview Fibre Paper & Packaging, Inc., 8.00%, 06/01/16(b)	225,000	229,219

		587,219

Restaurants 1.4%
DineEquity, Inc., 9.50%, 10/30/18	1,675,000	1,834,125
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20(b)	1,400,000	1,526,000
Seminole Hard Rock Entertainment, Inc., 2.97%, 03/15/14(b)(e)	1,025,000	1,009,625

		4,369,750

Retailers 3.2%
Academy Ltd./Academy Finance Corp., 9.25%, 08/01/19(b)	1,050,000	1,077,563
Gymboree Corp., 9.13%, 12/01/18	1,100,000	1,014,750
Limited Brands, Inc., 5.63%, 02/15/22	425,000	428,719
Michaels Stores, Inc., 7.75%, 11/01/18	850,000	905,250
Needle Merger Sub Corp., 8.13%, 03/15/19(b)	1,800,000	1,809,000
Petco Animal Supplies, Inc., 9.25%, 12/01/18(b)	1,400,000	1,536,500
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19(b)	575,000	612,375
Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	1,575,000	1,634,062
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16	750,000	764,062

		9,782,281

Services 1.4%
Garda World Security Corp., 9.75%, 03/15/17(b)	1,275,000	1,357,875
Monitronics International, Inc., 9.13%, 04/01/20(b)	625,000	632,813
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)	500,000	552,500
West Corp. 11.00%, 10/15/16	1,000,000	1,062,500
8.63%, 10/01/18	125,000	137,187
7.88%, 01/15/19	550,000	585,750

		4,328,625

Technology 13.2%
Advanced Micro Devices, Inc. 8.13%, 12/15/17	950,000	1,045,000
7.75%, 08/01/20	450,000	495,000
Allen Systems Group, Inc., 10.50%, 11/15/16(b)	1,350,000	1,161,000
Aspect Software, Inc., 10.63%, 05/15/17	1,100,000	1,174,250
Audatex North America, Inc., 6.75%, 06/15/18(b)	825,000	866,250
CDW LLC/CDW Finance Corp. 12.54%, 10/12/17	525,000	570,281
8.50%, 04/01/19	1,825,000	1,939,063
CommScope, Inc., 8.25%, 01/15/19(b)	1,300,000	1,384,500
Compucom Systems, Inc., 12.50%, 10/01/15(b)	1,450,000	1,522,500
CoreLogic, Inc., 7.25%, 06/01/21(b)	1,200,000	1,236,000
Emdeon, Inc., 11.00%, 12/31/19(b)	675,000	762,750
Epicor Software Corp., 8.63%, 05/01/19	1,275,000	1,303,687
Fidelity National Information Services, Inc.
7.63%, 07/15/17(b)	775,000	844,750
7.88%, 07/15/20	100,000	111,000
First Data Corp. 8.25%, 01/15/21(b)	200,000	195,500
8.75%, 01/15/22(b)	1,975,000	1,905,875
Freescale Semiconductor, Inc. 9.25%, 04/15/18(b)	950,000	1,040,250
10.75%, 08/01/20	670,000	752,075
GXS Worldwide, Inc., 9.75%, 06/15/15	1,300,000	1,264,250
iGate Corp., 9.00%, 05/01/16	1,075,000	1,167,719
Interactive Data Corp., 10.25%, 08/01/18	875,000	995,313
Iron Mountain, Inc., 7.75%, 10/01/19	550,000	600,875
Kemet Corp. 10.50%, 05/01/18(b)	175,000	188,125
10.50%, 05/01/18	950,000	1,026,000
Lawson Software, Inc. 11.50%, 07/15/18(b)	1,600,000	1,768,000
9.38%, 04/01/19(b)	400,000	414,000
Lender Processing Services, Inc., 8.13%, 07/01/16	1,475,000	1,541,375
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18	800,000	892,000
Seagate Technology HDD Holdings 7.75%, 12/15/18	450,000	492,750
6.88%, 05/01/20	925,000	983,969
7.00%, 11/01/21(b)	300,000	322,500
Serena Software, Inc., 10.38%, 03/15/16	1,000,000	1,033,750
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	1,225,000	882,000
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(b)	1,175,000	1,254,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Spansion LLC, 7.88%, 11/15/17	$1,225,000	$1,182,125
Stream Global Services, Inc., 11.25%, 10/01/14	825,000	858,000
SunGard Data Systems, Inc. 10.63%, 05/15/15	850,000	895,161
7.38%, 11/15/18	225,000	239,062
7.63%, 11/15/20	675,000	720,562
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,125,000	1,240,312
TransUnion Holding Co., Inc., 9.63%, 06/15/18(b)	1,050,000	1,105,125
TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	675,000	791,438

		40,168,454

Transportation 0.7%
Avis Budget Car Rental LLC 9.63%, 03/15/18	450,000	488,250
8.25%, 01/15/19	300,000	312,750
Hertz Corp. (The) 7.50%, 10/15/18	775,000	822,469
6.75%, 04/15/19	525,000	543,375

		2,166,844

Utility - Electric 1.1%
Edison Mission Energy 7.75%, 06/15/16	100,000	69,000
7.00%, 05/15/17	125,000	78,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20	425,000	463,250
11.75%, 03/01/22(b)	375,000	383,437
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)(b)	197,649	193,536
NRG Energy, Inc. 7.63%, 05/15/19	1,250,000	1,206,250
8.25%, 09/01/20	275,000	270,875
7.88%, 05/15/21	600,000	576,000
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(b)	175,000	114,188

		3,355,286

Utility - Natural Gas 3.0%
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	575,000	605,187
Crosstex Energy LP, 8.88%, 02/15/18	1,325,000	1,407,812
El Paso Corp. 7.25%, 06/01/18	250,000	279,871
6.50%, 09/15/20	300,000	330,296
Energy Transfer Equity LP, 7.50%, 10/15/20	2,100,000	2,331,000
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(b)	500,000	507,500
Inergy LP/Inergy Finance Corp. 7.00%, 10/01/18	1,125,000	1,096,875
6.88%, 08/01/21	150,000	144,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,275,000	1,338,750
Regency Energy Partners LP/Regency Energy Finance Corp., 9.38%, 06/01/16	225,000	247,219
Southern Star Central Corp., 6.75%, 03/01/16	600,000	609,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22(b)	275,000	279,125

		9,177,010

Wireless Communications 3.3%
Digicel Group Ltd. 9.13%, 01/15/15(b)	903,767	919,583
8.25%, 09/01/17(b)	1,450,000	1,533,375
10.50%, 04/15/18(b)	325,000	359,125
MetroPCS Wireless, Inc. 7.88%, 09/01/18	825,000	868,312
6.63%, 11/15/20	1,225,000	1,217,344
Sprint Capital Corp. 6.90%, 05/01/19	2,300,000	1,989,500
6.88%, 11/15/28	1,650,000	1,262,250
Sprint Nextel Corp. 9.00%, 11/15/18(b)	1,150,000	1,262,125
7.00%, 03/01/20(b)	350,000	355,250
11.50%, 11/15/21(b)	300,000	322,500

		10,089,364

Wireline Communications 0.9%
Level 3 Escrow, Inc., 8.13%, 07/01/19(b)	825,000	851,812
Level 3 Financing, Inc., 8.63%, 07/15/20(b)	300,000	315,000
tw telecom holdings, inc., 8.00%, 03/01/18	100,000	109,250
Windstream Corp., 8.13%, 09/01/18	1,375,000	1,471,250

		2,747,312

Total Corporate Bonds (cost $289,237,594)		298,506,152

Common Stock 0.1%

	Shares	Market Value
Automotive 0.1%
General Motors Co.*	10,097	258,988

Total Common Stock (cost $289,621)		258,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Preferred Stock 0.2%

	Shares	Market Value
Financial Institutions 0.2%
Ally Financial, Inc., 7.00%(b)	678	$564,838

Total Preferred Stock (cost $328,381)		564,838

Warrants 0.1%

	Number of Warrants	Market Value
Automotive 0.1%
General Motors Co., expiring 7/10/2019*	9,179	102,805
General Motors Co., expiring 7/10/2016*	9,179	152,646

Total Warrants (cost $328,652)		255,451

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(g)	2,435,027	2,435,027

Total Mutual Fund (cost $2,435,027)		2,435,027

Total Investments (cost $292,619,275)(h) — 98.9%		302,020,456
Other assets in excess of liabilities — 1.1%		3,381,055

NET ASSETS — 100.0%		$305,401,511

*	Denotes a non-income producing security.
(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $97,250,306 which represents 31.84% of net assets.
(c)	Restricted security.
(d)	Fair Valued Security.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(f)	Security in default.
(g)	Represents 7-day effective yield as of March 31, 2012.
(h)	At March 31, 2012, the tax basis cost of the Fund’s investments was $292,858,384, tax unrealized appreciation and depreciation were $13,701,168 and $(4,539,096), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stock*	$258,988	$—	$—	$258,988
Corporate Bonds
Aerospace / Defense	—	3,083,356	—	3,083,356
Automotive	—	23,363,152	—	23,363,152
Building Materials	—	7,309,094	—	7,309,094
Chemicals	—	8,343,958	—	8,343,958
Construction Machinery	—	2,969,269	—	2,969,269
Consumer Products	—	11,407,196	—	11,407,196
Energy	—	19,338,589	—	19,338,589
Entertainment	—	3,581,937	—	3,581,937
Financial Institutions	—	22,227,732	—	22,227,732
Food & Beverage	—	12,206,607	—	12,206,607
Food & Staples Retailing	—	—	—	—
Gaming	—	13,546,598	—	13,546,598
Healthcare	—	32,141,249	—	32,141,249
Industrial - Other	—	11,488,969	—	11,488,969
Lodging	—	2,755,250	—	2,755,250
Media - Cable	—	2,952,312	—	2,952,312
Media - Non-Cable	—	22,766,314	—	22,766,314
Metals & Mining	—	—	60	60
Packaging	—	12,252,365	—	12,252,365
Paper	—	587,219	—	587,219
Restaurants	—	4,369,750	—	4,369,750
Retailers	—	9,782,281	—	9,782,281
Services	—	4,328,625	—	4,328,625
Technology	—	40,168,454	—	40,168,454
Transportation	—	2,166,844	—	2,166,844
Utility - Electric	—	3,355,286	—	3,355,286
Utility - Natural Gas	—	9,177,010	—	9,177,010
Wireless Communications	—	10,089,364	—	10,089,364
Wireline Communications	—	2,747,312	—	2,747,312

Total Corporate Bonds	$—	$298,506,092	$60	$298,506,152

Mutual Fund	2,435,027	—	—	2,435,027
Preferred Stock*	—	564,838	—	564,838
Warrants*	255,451	—	—	255,451

Total	$2,949,466	$299,070,930	$60	$302,020,456

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds	Total
Balance as of 12/31/11	$60	$60
Realized Gain/(Loss)	(475,000)	(475,000)
Change in Unrealized Appreciation/(Depreciation)	475,000	475,000
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/12	$60	$60

Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$—	$—

*	Purchases include all purchases of securities and securities received in corporate actions.

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
		Discounted cash flow	Probability of Default	5.0 – 20.0%
Corporate Bonds	$60		Expected recovery proceeds	40.0 – 100.0%

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in corporate bonds are probability of default, loss severity in the event of default, and changes to the issuer’s credit rating. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 0.6%
Boeing Co. (The)	17,159	$1,276,115

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	30,720	2,479,718

Airlines 0.6%
Southwest Airlines Co.	145,817	1,201,532

Automobiles 0.9%
Ford Motor Co.	81,079	1,012,677
General Motors Co.*	31,002	795,201

		1,807,878

Biotechnology 1.0%
Amgen, Inc.	30,061	2,043,847

Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	94,559	2,281,709
Goldman Sachs Group, Inc. (The)	47,038	5,850,116
Invesco Ltd.	70,743	1,886,716
Morgan Stanley	88,316	1,734,526
State Street Corp.	51,939	2,363,224

		14,116,291

Chemicals 2.9%
LyondellBasell Industries NV, Class A	32,491	1,418,232
Monsanto Co.	56,934	4,541,056

		5,959,288

Commercial Banks 8.2%
Fifth Third Bancorp	89,273	1,254,286
PNC Financial Services Group, Inc.	21,517	1,387,631
Regions Financial Corp.	257,314	1,695,699
U.S. Bancorp	83,950	2,659,536
Wells Fargo & Co.	219,846	7,505,543
Zions Bancorporation	104,665	2,246,111

		16,748,806

Communications Equipment 1.8%
Cisco Systems, Inc.	178,166	3,768,211

Computers & Peripherals 1.7%
Hewlett-Packard Co.	94,122	2,242,927
SanDisk Corp.*	27,260	1,351,824

		3,594,751

Construction & Engineering 0.3%
Fluor Corp.	9,812	589,113

Diversified Financial Services 11.3%
Bank of America Corp.	533,127	5,102,026
Citigroup, Inc.	188,653	6,895,267
CME Group, Inc.	7,754	2,243,465
JPMorgan Chase & Co.	154,992	7,126,532
Moody’s Corp.	43,222	1,819,646

		23,186,936

Diversified Telecommunication Services 2.9%
AT&T, Inc.	162,465	5,073,782
Verizon Communications, Inc.	25,586	978,153

		6,051,935

Electric Utilities 1.7%
Exelon Corp.	76,680	3,006,623
FirstEnergy Corp.	11,395	519,498

		3,526,121

Energy Equipment & Services 2.7%
Cameron International Corp.*	39,570	2,090,483
Diamond Offshore Drilling, Inc.	7,688	513,174
Schlumberger Ltd.	41,099	2,874,053

		5,477,710

Food & Staples Retailing 2.2%
Kroger Co. (The)	126,293	3,060,079
Wal-Mart Stores, Inc.	23,505	1,438,506

		4,498,585

Food Products 0.5%
Archer-Daniels-Midland Co.	32,175	1,018,661

Health Care Equipment & Supplies 2.3%
Boston Scientific Corp.*	85,907	513,724
Medtronic, Inc.	61,810	2,422,334
Zimmer Holdings, Inc.	26,434	1,699,177

		4,635,235

Health Care Providers & Services 2.1%
Aetna, Inc.	69,939	3,508,140
Tenet Healthcare Corp.*	163,509	868,233

		4,376,373

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	47,372	1,519,694

Household Durables 0.3%
D.R. Horton, Inc.	37,960	575,853

Household Products 1.1%
Colgate-Palmolive Co.	22,865	2,235,740

Industrial Conglomerates 2.0%
General Electric Co.	203,475	4,083,743

Insurance 5.1%
Aflac, Inc.	39,836	1,832,058
American International Group, Inc.*	49,963	1,540,359
Berkshire Hathaway, Inc., Class B*	21,471	1,742,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Lincoln National Corp.	40,615	$1,070,611
MetLife, Inc.	33,558	1,253,391
Reinsurance Group of America, Inc.	29,522	1,755,673
Travelers Cos., Inc. (The)	21,753	1,287,778

		10,482,242

Internet Software & Services 1.1%
Google, Inc., Class A*	3,462	2,219,973

Machinery 2.2%
Caterpillar, Inc.	6,878	732,645
Cummins, Inc.	16,964	2,036,358
Joy Global, Inc.	23,568	1,732,248

		4,501,251

Media 3.5%
Comcast Corp., Class A	68,285	2,049,233
News Corp., Class B	72,124	1,441,037
Time Warner, Inc.	68,501	2,585,913
Walt Disney Co. (The)	24,590	1,076,550

		7,152,733

Metals & Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc.	57,275	2,178,741
Newmont Mining Corp.	37,393	1,917,139

		4,095,880

Multiline Retail 1.1%
Target Corp.	39,005	2,272,821

Multi-Utilities 1.8%
Dominion Resources, Inc.	27,800	1,423,638
Sempra Energy	36,237	2,172,771

		3,596,409

Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	32,105	2,515,106
Apache Corp.	17,253	1,732,891
Chevron Corp.	41,761	4,478,450
Devon Energy Corp.	24,677	1,755,028
Exxon Mobil Corp.	41,366	3,587,673
Hess Corp.	27,893	1,644,292
Occidental Petroleum Corp.	10,458	995,915
Range Resources Corp.	54,089	3,144,735

		19,854,090

Pharmaceuticals 7.2%
Johnson & Johnson	71,763	4,733,488
Merck & Co., Inc.	64,466	2,475,494
Pfizer, Inc.	330,212	7,482,604

		14,691,586

Road & Rail 0.5%
Norfolk Southern Corp.	16,109	1,060,456

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	183,867	5,168,501
KLA-Tencor Corp.	24,331	1,324,093

		6,492,594

Software 2.4%
Microsoft Corp.	120,214	3,876,902
Symantec Corp.*	60,925	1,139,297

		5,016,199

Specialty Retail 0.3%
Urban Outfitters, Inc.*	19,027	553,876

Total Common Stocks (cost $181,028,067)		196,762,246

Exchange Traded Fund 0.8%

	Shares	Market Value
Equity 0.8%
ProShares UltraShort S&P500*	111,253	1,678,808

Total Exchange Traded Fund (cost $2,027,829)		1,678,808

Mutual Fund 4.0%

	Shares	Market Value
Money Market Fund 4.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	8,114,218	8,114,218

Total Mutual Fund (cost $8,114,218)		8,114,218

Total Investments (cost $191,170,114)(b) — 100.8%		206,555,272
Liabilities in excess of other assets — (0.8%)		(1,561,721)

NET ASSETS — 100.0%		$204,993,551

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $192,670,059, tax unrealized appreciation and depreciation were $19,227,686 and $(5,342,473), respectively.

Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$196,762,246	$—	$—	$196,762,246
Exchange Traded Fund	1,678,808	—	—	1,678,808
Mutual Fund	8,114,218	—	—	8,114,218

Total	$206,555,272	$—	$—	$206,555,272

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 99.4%

	Shares	Market Value
Capital Markets 5.8%
BlackRock, Inc.	18,726	$3,836,958
Charles Schwab Corp. (The)	247,530	3,557,006
Lazard Ltd., Class A	122,395	3,495,601

		10,889,565

Chemicals 5.0%
Ecolab, Inc.	61,518	3,796,891
Novozymes A/S, Class B	60,230	1,758,469
Praxair, Inc.	33,303	3,817,856

		9,373,216

Commercial Services & Supplies 1.8%
Herman Miller, Inc.	145,764	3,346,742

Consumer Finance 2.2%
American Express Co.	71,640	4,145,091

Diversified Financial Services 2.0%
CME Group, Inc.	6,565	1,899,451
IntercontinentalExchange, Inc.*	14,030	1,928,003

		3,827,454

Electronic Equipment, Instruments & Components 5.7%
Anixter International, Inc.*	70,169	5,089,358
National Instruments Corp.	201,624	5,750,316

		10,839,674

Food Products 8.1%
J.M. Smucker Co. (The)	34,802	2,831,491
McCormick & Co., Inc., Non-Voting Shares	104,800	5,704,264
Unilever NV, NYRS-NL	198,675	6,760,910

		15,296,665

Health Care Equipment & Supplies 5.9%
Becton, Dickinson and Co.	69,618	5,405,838
Covidien PLC	105,553	5,771,638

		11,177,476

Household Products 3.9%
Procter & Gamble Co. (The)	109,409	7,353,379

Industrial Conglomerates 7.9%
3M Co.	65,116	5,808,998
Danaher Corp.	163,129	9,135,224

		14,944,222

Information Technology Services 2.0%
MasterCard, Inc., Class A	8,994	3,782,337

Insurance 4.4%
Progressive Corp. (The)	361,227	8,373,242

Internet Software & Services 4.2%
Google, Inc., Class A*	12,388	7,943,681

Machinery 1.9%
Pall Corp.	60,540	3,610,000

Media 5.8%
Comcast Corp., Special Class A	128,857	3,802,570
Scripps Networks Interactive, Inc., Class A	145,735	7,095,837

		10,898,407

Multiline Retail 2.8%
Target Corp.	90,237	5,258,110

Oil, Gas & Consumable Fuels 13.5%
BG Group PLC	331,834	7,694,125
Cimarex Energy Co.	88,324	6,665,812
Newfield Exploration Co.*	209,067	7,250,444
Noble Energy, Inc.	40,700	3,979,646

		25,590,027

Pharmaceuticals 4.9%
Novo Nordisk A/S, ADR-DK	26,635	3,694,541
Roche Holding AG, ADR-CH	124,080	5,414,851
Roche Holding AG	1,092	190,041

		9,299,433

Professional Services 1.1%
ICF International, Inc.*	84,571	2,145,566

Semiconductors & Semiconductor Equipment 8.5%
Altera Corp.	201,748	8,033,605
Texas Instruments, Inc.	240,913	8,097,086

		16,130,691

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	17,373	3,731,894

Total Common Stocks (cost $142,939,133)		187,956,872

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	1,007,165	1,007,165

Total Mutual Fund (cost $1,007,165)		1,007,165

Total Investments (cost $143,946,298)(b) — 99.9%		188,964,037
Other assets in excess of liabilities — 0.1%		131,678

NET ASSETS — 100.0%		$189,095,715

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $145,902,709, tax unrealized appreciation and depreciation were $43,473,625 and $(412,297), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DK	Denmark
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$10,889,565	$—	$—	$10,889,565
Chemicals	7,614,747	1,758,469	—	9,373,216
Commercial Services & Supplies	3,346,742	—	—	3,346,742
Consumer Finance	4,145,091	—	—	4,145,091
Diversified Financial Services	3,827,454	—	—	3,827,454
Electronic Equipment, Instruments & Components	10,839,674	—	—	10,839,674
Food Products	15,296,665	—	—	15,296,665
Health Care Equipment & Supplies	11,177,476	—	—	11,177,476
Household Products	7,353,379	—	—	7,353,379
Industrial Conglomerates	14,944,222	—	—	14,944,222
Information Technology Services	3,782,337	—	—	3,782,337
Insurance	8,373,242	—	—	8,373,242
Internet Software & Services	7,943,681	—	—	7,943,681
Machinery	3,610,000	—	—	3,610,000
Media	10,898,407	—	—	10,898,407
Multiline Retail	5,258,110	—	—	5,258,110
Oil, Gas & Consumable Fuels	17,895,902	7,694,125	—	25,590,027
Pharmaceuticals	9,109,392	190,041	—	9,299,433
Professional Services	2,145,566	—	—	2,145,566
Semiconductors & Semiconductor Equipment	16,130,691	—	—	16,130,691
Trading Companies & Distributors	3,731,894	—	—	3,731,894

Total Common Stocks	$178,314,237	$9,642,635	$—	$187,956,872

Mutual Fund	1,007,165	—	—	1,007,165

Total	$179,321,402	$9,642,635	$—	$188,964,037

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value
Automobile 0.0%†
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,164,110

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,358,595

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	281,833

Total Asset-Backed Securities (cost $2,751,832)		2,804,538

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,247,280
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,581,434
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,964,828
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.07%, 12/10/49(a)	3,271,583	3,787,678
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,820,000	3,094,059
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.82%, 05/15/46(a)	2,080,000	2,283,524
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49(b)	1,750,000	1,931,765
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	3,067,000	3,243,963
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,374,142
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	3,339,000	3,797,205
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,285,843
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	432,629
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	2,109,000	2,215,791
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4 5.24%, 11/12/35(a)	2,000,000	2,109,156
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.97%, 08/12/49(a)	800,000	885,522
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	800,000	907,014
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,945,000	2,155,021

Total Commercial Mortgage Backed Securities (cost $32,535,602)		38,296,854

Corporate Bonds 21.5%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	500,000	590,231
General Dynamics Corp. 4.25%, 05/15/13	250,000	260,319
3.88%, 07/15/21	100,000	108,151
Goodrich Corp. 6.29%, 07/01/16	354,000	417,475
6.80%, 07/01/36	185,000	234,747
L-3 Communications Corp. 3.95%, 11/15/16	150,000	157,933
5.20%, 10/15/19	500,000	534,050
Lockheed Martin Corp. Series B, 6.15%, 09/01/36	354,000	424,392
5.72%, 06/01/40	215,000	250,411
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	513,624
Raytheon Co. 6.40%, 12/15/18	206,000	252,090
3.13%, 10/15/20	250,000	254,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
United Technologies Corp. 4.88%, 05/01/15	$545,000	$608,685
4.50%, 04/15/20	750,000	856,292
6.13%, 07/15/38	400,000	500,062

		5,962,912

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	147,000	159,950
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 01/15/17	417,443	477,972

		637,922

Auto Components 0.1%
Johnson Controls, Inc. 4.88%, 09/15/13	177,000	186,624
1.75%, 03/01/14	500,000	508,231
4.25%, 03/01/21	150,000	158,920
3.75%, 12/01/21	600,000	611,065

		1,464,840

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	530,361

Beverages 0.4%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	266,534
5.75%, 04/01/36	324,000	384,493
6.00%, 11/01/41	147,000	181,652
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	263,704
7.75%, 01/15/19	1,000,000	1,304,572
5.00%, 04/15/20	275,000	317,212
4.38%, 02/15/21	150,000	167,703
Beam, Inc., 5.38%, 01/15/16	48,000	53,273
Coca-Cola Co. (The) 1.80%, 09/01/16	480,000	490,207
3.15%, 11/15/20	450,000	470,116
Diageo Capital PLC, 4.83%, 07/15/20	600,000	684,684
Diageo Finance BV, 5.30%, 10/28/15	649,000	739,769
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	259,799
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	278,550
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	490,056
PepsiCo, Inc. 2.50%, 05/10/16	400,000	418,252
7.90%, 11/01/18	700,000	940,855
3.13%, 11/01/20	300,000	308,121
5.50%, 01/15/40	250,000	294,141

		8,313,693

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	250,000	255,212
3.45%, 10/01/20	600,000	600,525
6.40%, 02/01/39	600,000	694,528
5.15%, 11/15/41	400,000	401,612
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	153,481
Celgene Corp., 3.95%, 10/15/20	400,000	407,313
Genentech, Inc., 5.25%, 07/15/35	88,000	98,232
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	104,638
4.50%, 04/01/21	200,000	211,860
4.40%, 12/01/21	600,000	629,805

		3,557,206

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	123,454

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	163,501
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	407,737
5.30%, 10/30/15	177,000	195,389
4.65%, 07/02/18	354,000	378,238
Credit Suisse USA, Inc. 5.13%, 01/15/14	171,000	180,547
5.85%, 08/16/16(b)	400,000	451,171
7.13%, 07/15/32	555,000	668,727
Deutsche Bank AG 4.88%, 05/20/13	1,250,000	1,296,581
3.25%, 01/11/16	275,000	282,149
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	870,000	910,683
5.13%, 01/15/15	664,000	706,717
5.35%, 01/15/16	577,000	611,899
3.63%, 02/07/16	855,000	854,757
5.63%, 01/15/17	1,000,000	1,050,376
6.00%, 06/15/20	1,000,000	1,052,207
5.25%, 07/27/21	500,000	494,958
5.75%, 01/24/22	500,000	514,370
6.13%, 02/15/33	1,150,000	1,140,803
6.75%, 10/01/37	500,000	488,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Jefferies Group, Inc., 5.13%, 04/13/18(b)	$500,000	$485,000
Morgan Stanley 2.88%, 01/24/14	600,000	598,697
4.75%, 04/01/14	590,000	599,655
6.00%, 04/28/15	250,000	261,670
3.45%, 11/02/15	450,000	439,528
3.80%, 04/29/16	275,000	267,688
5.45%, 01/09/17	1,325,000	1,353,152
7.30%, 05/13/19	700,000	753,313
5.63%, 09/23/19	1,000,000	988,419
5.75%, 01/25/21	300,000	294,535
5.50%, 07/28/21	250,000	244,321
7.25%, 04/01/32	324,000	351,242
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	403,237
UBS AG 5.88%, 07/15/16	1,121,000	1,181,569
5.88%, 12/20/17	350,000	388,047

		20,459,420

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	130,375
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	178,812
Dow Chemical Co. (The) 5.90%, 02/15/15	300,000	337,708
4.25%, 11/15/20	400,000	418,553
4.13%, 11/15/21	650,000	668,684
9.40%, 05/15/39	260,000	399,806
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	449,818
4.90%, 01/15/41	300,000	326,243
Eastman Chemical Co., 3.00%, 12/15/15	250,000	259,261
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,039,791
4.35%, 12/08/21	150,000	159,017
Lubrizol Corp. 5.50%, 10/01/14	354,000	392,216
6.50%, 10/01/34	147,000	185,572
Mosaic Co. (The), 3.75%, 11/15/21	250,000	254,278
Praxair, Inc. 3.95%, 06/01/13	177,000	183,607
4.05%, 03/15/21	200,000	221,030
3.00%, 09/01/21	450,000	456,720

		6,061,491

Commercial Banks 2.6%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	198,427
Bank of America NA 6.00%, 06/15/16	295,000	315,780
5.30%, 03/15/17	200,000	208,714
Bank of Montreal, 1.75%, 04/29/14	600,000	610,581
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	450,000	477,128
4.30%, 05/15/14	500,000	535,426
1.20%, 02/20/15	500,000	500,603
2.30%, 07/28/16	200,000	205,039
Bank of Nova Scotia 2.05%, 10/07/15	500,000	513,584
2.90%, 03/29/16	700,000	731,909
Bank One Corp., 8.00%, 04/29/27	290,000	357,902
Barclays Bank PLC 5.20%, 07/10/14	550,000	582,905
5.13%, 01/08/20	800,000	836,766
5.14%, 10/14/20	250,000	240,839
BB&T Corp. 2.05%, 04/28/14	600,000	611,651
3.20%, 03/15/16	500,000	525,614
2.15%, 03/22/17	850,000	847,531
BNP Paribas SA 3.60%, 02/23/16	750,000	757,796
5.00%, 01/15/21	250,000	252,317
Capital One Financial Corp., 5.25%, 02/21/17	304,000	324,544
Comerica, Inc., 4.80%, 05/01/15	177,000	185,460
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	251,687
3.38%, 01/19/17	500,000	511,169
3.88%, 02/08/22	500,000	483,536
5.25%, 05/24/41	175,000	178,869
Credit Suisse, 4.38%, 08/05/20	400,000	415,762
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	183,098
Discover Bank, 7.00%, 04/15/20	400,000	458,982
Export-Import Bank of Korea, 4.00%, 01/29/21(b)	600,000	590,421
Fifth Third Bancorp 3.63%, 01/25/16	750,000	789,889
3.50%, 03/15/22	700,000	683,968
HSBC Bank USA NA 4.63%, 04/01/14	590,000	619,997
5.63%, 08/15/35	250,000	254,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
HSBC Holdings PLC 5.10%, 04/05/21	$500,000	$540,531
4.88%, 01/14/22	500,000	529,726
6.50%, 05/02/36	400,000	444,816
6.50%, 09/15/37	600,000	673,370
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,504,372
6.00%, 10/01/17	1,000,000	1,144,211
KeyBank NA 5.80%, 07/01/14	147,000	159,390
6.95%, 02/01/28	225,000	249,234
Korea Development Bank (The) 5.75%, 09/10/13	118,000	124,516
3.25%, 03/09/16	700,000	708,457
Korea Finance Corp., 4.63%, 11/16/21	200,000	203,992
Kreditanstalt fuer Wiederaufbau 1.38%, 07/15/13	1,100,000	1,112,980
3.50%, 03/10/14	2,165,000	2,285,222
4.13%, 10/15/14	708,000	768,480
4.38%, 07/21/15	2,145,000	2,374,571
2.63%, 02/16/16	500,000	528,993
5.13%, 03/14/16	350,000	403,454
2.00%, 06/01/16	500,000	517,564
4.38%, 03/15/18(b)	600,000	687,783
2.75%, 09/08/20	400,000	408,866
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	257,424
5.13%, 02/01/17	750,000	874,475
Lloyds TSB Bank PLC, 6.38%, 01/21/21	500,000	536,700
Mellon Funding Corp., 5.00%, 12/01/14	265,000	288,150
National City Corp., 4.90%, 01/15/15	354,000	388,318
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	257,294
4.88%, 02/16/16	350,000	392,511
PNC Funding Corp. 5.25%, 11/15/15	354,000	393,570
5.13%, 02/08/20	500,000	566,359
Royal Bank of Canada 1.45%, 10/30/14	300,000	303,971
2.88%, 04/19/16	500,000	523,211
Royal Bank of Scotland PLC (The) Series 2, 3.40%, 08/23/13	200,000	202,685
3.95%, 09/21/15	200,000	202,219
4.38%, 03/16/16	1,000,000	1,021,183
5.63%, 08/24/20	250,000	257,682
6.13%, 01/11/21	150,000	160,552
State Street Corp., 4.38%, 03/07/21	600,000	659,824
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	154,994
3.50%, 01/20/17	550,000	561,000
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,439
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(c)	275,000	266,063
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	375,708
UnionBanCal Corp., 5.25%, 12/16/13	206,000	217,919
US Bancorp 1.38%, 09/13/13	600,000	605,211
4.13%, 05/24/21	150,000	161,309
US Bank NA 4.95%, 10/30/14	265,000	290,250
4.80%, 04/15/15	133,000	145,931
Wachovia Bank NA 5.60%, 03/15/16	708,000	787,968
6.60%, 01/15/38	1,000,000	1,193,756
Wachovia Corp. 5.50%, 05/01/13	1,000,000	1,050,224
4.88%, 02/15/14	183,000	193,341
Wells Fargo & Co. 3.68%, 06/15/16(d)	500,000	533,957
5.13%, 09/15/16	206,000	226,781
4.60%, 04/01/21	500,000	536,209
5.38%, 02/07/35	457,000	487,717
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	277,502
Westpac Banking Corp. 2.10%, 08/02/13	250,000	253,059
4.20%, 02/27/15	1,000,000	1,074,015

		48,548,198

Commercial Services & Supplies 0.1%
Republic Services, Inc., 5.25%, 11/15/21	800,000	912,163
Science Applications International Corp., 5.50%, 07/01/33	177,000	180,488
Waste Management, Inc. 6.38%, 03/11/15	500,000	570,900
7.00%, 07/15/28	162,000	204,199

		1,867,750

Communications Equipment 0.1%
Cisco Systems, Inc. 1.63%, 03/14/14	800,000	816,171
5.50%, 02/22/16	425,000	493,218
4.95%, 02/15/19	200,000	230,887
5.90%, 02/15/39	500,000	607,300
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	244,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment (continued)
Nokia OYJ, 5.38%, 05/15/19	$150,000	$148,309

		2,540,686

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21(b)	100,000	110,909
7.10%, 04/15/28	206,000	253,495
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	302,175
2.35%, 03/15/15	600,000	611,406
5.50%, 03/01/18	800,000	913,947
3.75%, 12/01/20	500,000	497,859
4.65%, 12/09/21	600,000	627,681

		3,317,472

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	419,287

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	1,348,000	1,411,483
6.15%, 08/28/17	200,000	234,976
8.13%, 05/20/19	845,000	1,104,663
6.80%, 09/01/66(a)	290,000	295,800
American Express Credit Corp., 2.75%, 09/15/15	500,000	518,763
Boeing Capital Corp., 2.90%, 08/15/18	400,000	419,168
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	810,995
HSBC Finance Corp., 6.68%, 01/15/21	895,000	955,353
Hyundai Capital America, 4.00%, 06/08/17(e)	250,000	256,863
SLM Corp. Series A, 5.38%, 05/15/14	1,091,000	1,126,571
6.25%, 01/25/16	300,000	312,000
6.00%, 01/25/17	500,000	515,000
8.45%, 06/15/18	150,000	167,250
8.00%, 03/25/20	250,000	270,000
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	252,923
2.80%, 01/11/16	600,000	629,105
3.30%, 01/12/22	500,000	509,715

		9,790,628

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	105,415

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	101,364
Associates Corp. of North America, 6.95%, 11/01/18	339,000	383,703
AXA Financial, Inc., 7.00%, 04/01/28	133,000	141,700
Bank of America Corp. 4.75%, 08/01/15	619,000	648,489
5.25%, 12/01/15	737,000	767,599
Series 1, 3.75%, 07/12/16	750,000	753,737
5.63%, 10/14/16	1,460,000	1,552,253
3.88%, 03/22/17	500,000	502,758
Series L, 5.65%, 05/01/18	3,200,000	3,416,006
5.63%, 07/01/20	1,000,000	1,042,532
5.00%, 05/13/21	1,000,000	1,001,543
5.70%, 01/24/22	500,000	529,292
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	157,178
Caterpillar Financial Services Corp. 6.13%, 02/17/14	1,400,000	1,538,922
1.13%, 12/15/14	500,000	504,086
5.50%, 03/15/16	295,000	340,279
Citigroup, Inc. 5.50%, 04/11/13	500,000	518,875
5.50%, 10/15/14	2,100,000	2,253,111
2.65%, 03/02/15	500,000	499,909
5.30%, 01/07/16	1,979,000	2,121,919
3.95%, 06/15/16	450,000	462,444
5.85%, 08/02/16	413,000	450,739
4.45%, 01/10/17	1,000,000	1,047,506
6.13%, 11/21/17	500,000	558,081
8.50%, 05/22/19	500,000	616,439
5.38%, 08/09/20	250,000	268,522
4.50%, 01/14/22(b)	400,000	401,566
6.63%, 06/15/32	333,000	341,653
5.88%, 02/22/33	118,000	110,740
5.85%, 12/11/34	525,000	536,725
5.88%, 05/29/37	250,000	256,700
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	691,421
General Electric Capital Corp. 1.88%, 09/16/13	1,300,000	1,320,521
4.88%, 03/04/15	619,000	680,145
2.25%, 11/09/15	250,000	256,931
5.00%, 01/08/16	295,000	327,672
5.40%, 02/15/17	585,000	669,955
5.63%, 09/15/17	1,100,000	1,280,603
5.63%, 05/01/18	1,000,000	1,159,087
5.30%, 02/11/21	350,000	379,062
4.65%, 10/17/21	300,000	319,296
Series A, 6.75%, 03/15/32	1,128,000	1,347,673
6.15%, 08/07/37	1,200,000	1,358,885
6.38%, 11/15/67(a)	275,000	280,500
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	233,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. 3.70%, 01/20/15	$805,000	$848,832
4.75%, 03/01/15	254,000	275,994
5.15%, 10/01/15	501,000	545,022
3.15%, 07/05/16	350,000	360,802
4.25%, 10/15/20	350,000	358,353
4.63%, 05/10/21	500,000	522,536
5.60%, 07/15/41	400,000	437,119
5.40%, 01/06/42	500,000	530,906
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	750,000	754,200
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	750,000	750,556
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	324,000	348,007
5.45%, 04/10/17	850,000	977,391
Series C, 8.00%, 03/01/32	159,000	220,124
Western Union Co. (The), 6.20%, 11/17/36	300,000	314,672

		41,375,918

Diversified Telecommunication Services 1.2%
AT&T, Inc. 5.10%, 09/15/14	1,003,000	1,104,013
5.63%, 06/15/16	295,000	342,069
4.45%, 05/15/21	350,000	386,435
6.15%, 09/15/34	1,161,000	1,339,344
6.50%, 09/01/37	250,000	300,211
6.30%, 01/15/38	250,000	293,824
6.55%, 02/15/39	410,000	498,953
5.35%, 09/01/40	395,000	420,007
5.55%, 08/15/41	400,000	443,369
BellSouth Corp. 5.20%, 09/15/14	501,000	551,382
6.55%, 06/15/34	177,000	202,051
British Telecommunications PLC 5.95%, 01/15/18	750,000	870,811
9.63%, 12/15/30	250,000	367,831
CenturyLink, Inc., 5.80%, 03/15/22	650,000	634,731
Corning, Inc., 4.25%, 08/15/20	250,000	265,573
Deutsche Telekom International Finance BV 5.25%, 07/22/13	737,000	775,590
5.75%, 03/23/16	697,000	787,098
8.75%, 06/15/30	369,000	507,178
Embarq Corp. 7.08%, 06/01/16	133,000	149,788
8.00%, 06/01/36	550,000	555,920
France Telecom SA 8.50%, 03/01/31	407,000	577,171
5.38%, 01/13/42	250,000	264,300
GTE Corp. 6.84%, 04/15/18	206,000	251,602
6.94%, 04/15/28	147,000	178,318
Qwest Corp., 8.38%, 05/01/16	1,225,000	1,463,779
Telecom Italia Capital SA 4.95%, 09/30/14	295,000	303,850
5.25%, 10/01/15	940,000	970,550
6.00%, 09/30/34	380,000	334,400
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,886,949
5.46%, 02/16/21	500,000	486,083
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	258,104
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	663,796
5.50%, 02/15/18	150,000	175,809
8.75%, 11/01/18	550,000	746,364
6.35%, 04/01/19	450,000	547,992
5.85%, 09/15/35	118,000	135,448
6.00%, 04/01/41	250,000	296,125
Verizon Global Funding Corp. 4.38%, 06/01/13	369,000	384,930
7.75%, 12/01/30	1,190,000	1,611,682
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	135,781

		22,469,211

Electric Utilities 1.6%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,624,192
Alabama Power Co., 5.70%, 02/15/33	574,000	680,135
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	209,423
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	230,372
Arizona Public Service Co., 5.50%, 09/01/35	215,000	239,479
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,323,081
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	455,203
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	177,000	202,564
Series 08-A, 5.85%, 04/01/18	1,000,000	1,213,731
Series 03-A, 5.88%, 04/01/33	118,000	136,495
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	335,517
5.20%, 08/15/19	200,000	229,326
Series E, 6.30%, 03/15/33	10,000	11,831
Series B, 5.95%, 06/15/35	251,000	299,275
Series C, 4.90%, 08/01/41	200,000	209,826
DTE Energy Co., 6.35%, 06/01/16	913,000	1,052,063
Duke Energy Carolinas LLC 3.90%, 06/15/21	100,000	107,868
4.25%, 12/15/41	300,000	299,328

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Duke Energy Corp., 5.05%, 09/15/19	$1,200,000	$1,365,816
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	211,401
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	75,470
Edison International, 3.75%, 09/15/17	500,000	524,560
Entergy Corp., 5.13%, 09/15/20	400,000	402,906
Exelon Corp. 4.90%, 06/15/15	413,000	450,494
5.63%, 06/15/35	836,000	902,024
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	816,195
Florida Power & Light Co. 5.85%, 02/01/33	100,000	118,979
5.95%, 10/01/33	77,000	94,791
5.40%, 09/01/35	130,000	152,176
5.65%, 02/01/37	450,000	542,658
4.13%, 02/01/42	250,000	245,004
Florida Power Corp., 5.90%, 03/01/33	318,000	373,460
Georgia Power Co., 4.30%, 03/15/42	500,000	489,013
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	105,924
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	697,020
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	250,240
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	651,600
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	312,352
Nevada Power Co., 5.45%, 05/15/41	150,000	171,311
Nisource Finance Corp., 5.95%, 06/15/41	600,000	656,846
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	215,968
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	288,284
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	692,000	783,395
4.55%, 12/01/41(e)	150,000	135,477
Pacific Gas & Electric Co. 4.80%, 03/01/14	472,000	507,420
3.50%, 10/01/20	300,000	310,760
6.25%, 03/01/39	600,000	752,645
PacifiCorp 5.25%, 06/15/35	177,000	196,989
4.10%, 02/01/42	1,000,000	961,111
Progress Energy, Inc. 4.40%, 01/15/21	700,000	763,941
7.75%, 03/01/31	236,000	320,325
PSEG Power LLC 5.50%, 12/01/15	413,000	463,643
5.13%, 04/15/20	250,000	273,317
Public Service Co. of Colorado
Series 15, 5.50%, 04/01/14	251,000	274,378
3.20%, 11/15/20	250,000	259,194
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	166,659
San Diego Gas & Electric Co., 3.95%, 11/15/41	600,000	580,327
Scottish Power Ltd., 5.81%, 03/15/25	118,000	123,379
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	308,197
6.05%, 01/15/38	150,000	182,813
Southern California Edison Co. 6.00%, 01/15/34	177,000	220,910
Series 05-B, 5.55%, 01/15/36	436,000	520,788
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	310,775
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	168,530
Tampa Electric Co., 5.40%, 05/15/21	500,000	581,278
Union Electric Co., 6.70%, 02/01/19	141,000	173,287
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	168,739
Westar Energy, Inc., 6.00%, 07/01/14	265,000	290,702
Wisconsin Electric Power Co. 2.95%, 09/15/21	300,000	301,278
5.63%, 05/15/33	59,000	70,295
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	284,997
4.70%, 05/15/20	250,000	280,055
6.50%, 07/01/36	177,000	224,508

		29,934,313

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	78,000
Honeywell International, Inc. 5.40%, 03/15/16(b)	705,000	809,347
5.30%, 03/01/18	840,000	1,002,930
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	156,633
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	102,559
3.20%, 03/01/16	400,000	426,155
3.60%, 08/15/21	250,000	263,876

		2,839,500

Electronic Equipment, Instruments & Components 0.0%†
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	498,974

Energy Equipment & Services 0.1%
Baker Hughes, Inc. 3.20%, 08/15/21(e)	500,000	503,295
5.13%, 09/15/40	200,000	227,536
Halliburton Co., 6.70%, 09/15/38	400,000	520,889
Weatherford International Ltd. 9.63%, 03/01/19	200,000	265,058
5.13%, 09/15/20	500,000	531,935

		2,048,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	$795,000	$949,736
Kroger Co. (The) 7.50%, 04/01/31	257,000	328,047
5.40%, 07/15/40	200,000	214,146
Safeway, Inc. 5.63%, 08/15/14	177,000	193,337
3.40%, 12/01/16	650,000	674,051
5.00%, 08/15/19	200,000	212,403
3.95%, 08/15/20	100,000	99,166
Sysco Corp., 5.38%, 09/21/35	106,000	123,719

		2,794,605

Food Products 0.4%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	345,000	406,050
5.38%, 09/15/35	147,000	165,213
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	93,570
4.10%, 03/15/16	400,000	417,441
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(e)	177,000	187,137
Campbell Soup Co. 4.88%, 10/01/13	236,000	250,858
4.25%, 04/15/21	100,000	109,674
ConAgra Foods, Inc., 7.00%, 10/01/28	221,000	264,334
General Mills, Inc. 1.55%, 05/16/14	700,000	711,470
3.15%, 12/15/21	750,000	750,718
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	106,880
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	202,625
Kellogg Co. 4.00%, 12/15/20	250,000	264,719
Series B, 7.45%, 04/01/31	147,000	192,710
Kraft Foods, Inc. 6.50%, 08/11/17	250,000	301,581
6.50%, 11/01/31	189,000	226,968
7.00%, 08/11/37	910,000	1,150,856
Sara Lee Corp., 2.75%, 09/15/15	250,000	258,446
Unilever Capital Corp. 2.75%, 02/10/16	400,000	421,677
5.90%, 11/15/32	206,000	259,816

		6,742,743

Gas Utilities 0.7%
AGL Capital Corp., 4.45%, 04/15/13	177,000	183,102
Atmos Energy Corp., 4.95%, 10/15/14	265,000	288,460
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	93,600
Buckeye Partners LP, 4.88%, 02/01/21	250,000	260,114
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	325,067
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,174,126
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	305,723
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	729,495
Energy Transfer Partners LP 5.95%, 02/01/15	250,000	274,408
6.70%, 07/01/18	350,000	401,256
4.65%, 06/01/21	200,000	203,755
5.20%, 02/01/22	500,000	523,079
6.05%, 06/01/41	75,000	75,682
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	1,194,000	1,318,625
3.20%, 02/01/16	250,000	263,048
4.05%, 02/15/22	250,000	258,884
6.13%, 10/15/39	285,000	320,953
6.45%, 09/01/40	250,000	294,308
Kern River Funding Corp., 4.89%, 04/30/18(e)	53,242	58,339
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	52,667
6.85%, 02/15/20	935,000	1,114,055
5.80%, 03/15/35	206,000	212,820
6.38%, 03/01/41	250,000	274,400
ONEOK Partners LP 3.25%, 02/01/16	800,000	836,573
6.13%, 02/01/41	100,000	111,425
ONEOK, Inc., 4.25%, 02/01/22	500,000	506,068
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	330,000	352,558
3.95%, 09/15/15	200,000	214,475
5.15%, 06/01/42	450,000	439,607
Sempra Energy, 6.00%, 10/15/39	470,000	564,385
Southern Natural Gas Co., 5.90%, 04/01/17(e)	250,000	283,105
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	372,855
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	188,460
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	268,035
Williams Partners LP 7.25%, 02/01/17	150,000	180,508
5.25%, 03/15/20	500,000	551,194
6.30%, 04/15/40	150,000	174,374

		14,049,588

Health Care Providers & Services 0.7%
Aetna, Inc. 6.00%, 06/15/16	550,000	635,439
6.63%, 06/15/36	250,000	311,409
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	255,052
Aristotle Holding, Inc. 3.50%, 11/15/16(e)	250,000	261,137
3.90%, 02/15/22(e)	750,000	758,060
6.13%, 11/15/41(e)	150,000	167,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Baxter International, Inc. 4.63%, 03/15/15	$77,000	$85,191
1.85%, 01/15/17	500,000	506,370
5.38%, 06/01/18	400,000	474,734
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	355,138
Boston Scientific Corp. 4.50%, 01/15/15	400,000	429,086
6.00%, 01/15/20	200,000	229,558
Cigna Corp. 4.50%, 03/15/21	300,000	316,542
5.38%, 02/15/42	150,000	153,851
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	273,661
Covidien International Finance SA, 6.00%, 10/15/17	400,000	479,848
Express Scripts, Inc., 3.13%, 05/15/16	350,000	364,457
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	155,115
McKesson Corp., 6.00%, 03/01/41	250,000	310,630
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	239,543
4.13%, 09/15/20	300,000	306,156
Medtronic, Inc., 4.45%, 03/15/20	800,000	900,862
Quest Diagnostics, Inc. 5.45%, 11/01/15	324,000	363,138
4.70%, 04/01/21	500,000	541,208
St. Jude Medical, Inc., 2.50%, 01/15/16	300,000	309,060
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	337,163
5.80%, 03/15/36	708,000	814,410
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,136,445
5.25%, 01/15/16	324,000	363,128
3.70%, 08/15/21	100,000	103,781
5.95%, 12/15/34	118,000	136,753
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	200,590

		12,274,853

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	160,093
McDonald’s Corp. 5.35%, 03/01/18	360,000	430,831
4.88%, 07/15/40	250,000	278,072
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	161,490
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	383,145

		1,413,631

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	230,000	248,773
Emerson Electric Co., 6.00%, 08/15/32	83,000	104,057

		352,830

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	505,292
Kimberly-Clark Corp. 4.88%, 08/15/15(b)	800,000	896,465
6.63%, 08/01/37	130,000	177,769

		1,579,526

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	530,098
Danaher Corp. 2.30%, 06/23/16	200,000	207,165
3.90%, 06/23/21	100,000	109,352
Dover Corp. 4.88%, 10/15/15	224,000	251,083
5.38%, 03/01/41	100,000	116,896
General Electric Co., 5.25%, 12/06/17	600,000	693,879
Illinois Tool Works, Inc., 4.88%, 09/15/41(e)	200,000	215,701
Tyco Electronics Group SA 6.55%, 10/01/17	400,000	473,582
3.50%, 02/03/22	500,000	487,452
Tyco International Finance SA, 4.13%, 10/15/14	800,000	855,498

		3,940,706

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	212,736
International Business Machines Corp. 1.00%, 08/05/13	600,000	603,844
1.95%, 07/22/16	150,000	153,924
2.90%, 11/01/21	200,000	202,879
5.88%, 11/29/32	683,000	859,259

		2,032,642

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	616,876
Aflac, Inc., 6.45%, 08/15/40	200,000	222,683
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	165,987
Allstate Corp. (The) 6.13%, 12/15/32	118,000	136,776
5.55%, 05/09/35	88,000	95,943
5.95%, 04/01/36	118,000	134,589
6.50%, 05/15/67(a)	195,000	191,587
American International Group, Inc. 5.05%, 10/01/15	147,000	156,595
5.60%, 10/18/16	585,000	633,530
5.85%, 01/16/18	400,000	435,002
8.25%, 08/15/18	500,000	600,206
8.18%, 05/15/68(a)	425,000	449,863
6.25%, 03/15/87	275,000	247,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Insurance (continued)
Aon Corp., 5.00%, 09/30/20	$500,000	$551,270
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,504,000	1,666,931
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	504,653
Chubb Corp. (The) 6.00%, 05/11/37	315,000	383,296
6.38%, 03/29/67(a)	400,000	413,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	532,816
Genworth Financial, Inc. 5.75%, 06/15/14(b)	88,000	91,489
6.50%, 06/15/34	206,000	188,868
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	309,000	299,037
Lincoln National Corp. 4.85%, 06/24/21	100,000	105,564
6.15%, 04/07/36	440,000	464,949
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	43,000	48,229
4.80%, 07/15/21	600,000	655,663
MetLife, Inc. 5.50%, 06/15/14	265,000	288,736
4.75%, 02/08/21	350,000	383,910
5.70%, 06/15/35	159,000	184,947
6.40%, 12/15/66	500,000	490,000
Nationwide Financial Services, Inc., 6.75%, 05/15/67(f)	105,000	98,438
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	446,773
Progressive Corp. (The) 3.75%, 08/23/21	200,000	212,895
6.25%, 12/01/32	162,000	193,916
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	295,000	319,237
3.00%, 05/12/16	150,000	154,971
Series B, 5.75%, 07/15/33	147,000	151,132
6.63%, 06/21/40	500,000	584,663
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	103,957
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	398,894
5.35%, 11/01/40	250,000	282,097
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	237,712
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	105,961
Willis North America, Inc., 5.63%, 07/15/15	177,000	190,795
XL Group PLC, 5.25%, 09/15/14	779,000	825,192

		15,647,128

Internet & Catalog Retail 0.0%†
eBay, Inc. 0.88%, 10/15/13	250,000	251,512
3.25%, 10/15/20	200,000	203,380
Expedia, Inc., 5.95%, 08/15/20	100,000	102,990

		557,882

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	300,000	304,955
2.13%, 05/19/16	100,000	103,949

		408,904

Leisure Equipment & Products 0.0%†
Mattel, Inc., 5.45%, 11/01/41	150,000	156,206

Machinery 0.1%
Caterpillar, Inc. 1.38%, 05/27/14	500,000	507,952
3.90%, 05/27/21	500,000	547,991
7.30%, 05/01/31	100,000	136,647
6.05%, 08/15/36	177,000	224,007
Deere & Co., 8.10%, 05/15/30	500,000	725,845
IDEX Corp., 4.20%, 12/15/21	300,000	301,904

		2,444,346

Media 1.1%
CBS Corp. 8.88%, 05/15/19	50,000	65,692
5.75%, 04/15/20	250,000	287,419
7.88%, 07/30/30	80,000	103,474
5.50%, 05/15/33	118,000	123,380
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	171,062
Comcast Corp. 5.90%, 03/15/16	413,000	476,860
6.50%, 01/15/17	1,013,000	1,212,033
5.70%, 07/01/19	500,000	587,332
7.05%, 03/15/33	295,000	360,986
6.50%, 11/15/35	100,000	120,128
6.95%, 08/15/37	295,000	373,492
6.40%, 03/01/40	350,000	430,424
COX Communications, Inc. 5.45%, 12/15/14	354,000	393,526
5.50%, 10/01/15	383,000	434,142
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	528,016
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	259,345
3.50%, 03/01/16	500,000	525,129
4.60%, 02/15/21	1,000,000	1,053,678
3.80%, 03/15/22(e)	750,000	739,704
Discovery Communications LLC, 5.05%, 06/01/20	500,000	565,246
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	282,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Historic TW, Inc., 6.88%, 06/15/18	$176,000	$215,726
NBCUniversal Media LLC 4.38%, 04/01/21	800,000	856,916
5.95%, 04/01/41	200,000	230,172
News America, Inc. 5.30%, 12/15/14	367,000	406,005
8.00%, 10/17/16	118,000	144,859
4.50%, 02/15/21	250,000	266,584
7.28%, 06/30/28	77,000	85,401
6.55%, 03/15/33	300,000	329,267
6.20%, 12/15/34	245,000	271,710
6.65%, 11/15/37	150,000	174,845
6.15%, 02/15/41	250,000	286,385
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	203,439
4.45%, 08/15/20	150,000	161,399
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	741,733
Time Warner Cable, Inc. 6.20%, 07/01/13	750,000	799,947
6.75%, 07/01/18	585,000	713,757
8.25%, 04/01/19	700,000	895,231
6.75%, 06/15/39	900,000	1,073,101
Time Warner, Inc. 7.63%, 04/15/31	777,000	994,837
7.70%, 05/01/32	582,000	759,068
5.38%, 10/15/41	200,000	210,138
Viacom, Inc. 3.88%, 12/15/21	600,000	617,445
6.88%, 04/30/36	324,000	407,253
Walt Disney Co. (The) Series B, 6.20%, 06/20/14	413,000	464,423
3.75%, 06/01/21	500,000	537,371
WPP Finance 2010, 4.75%, 11/21/21(e)	400,000	418,293

		21,358,667

Metals & Mining 0.8%
Alcoa, Inc. 5.40%, 04/15/21	250,000	258,329
5.87%, 02/23/22(b)	625,000	651,219
ArcelorMittal 4.50%, 02/25/17	750,000	752,194
6.13%, 06/01/18	1,510,000	1,586,568
5.50%, 03/01/21(b)	200,000	196,295
Barrick Gold Corp. 1.75%, 05/30/14	500,000	506,174
2.90%, 05/30/16	125,000	130,418
5.25%, 04/01/42(e)	550,000	548,857
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	250,081
Barrick North America Finance LLC, 4.40%, 05/30/21	700,000	737,842
BHP Billiton Finance USA Ltd. 4.80%, 04/15/13	236,000	246,308
5.25%, 12/15/15	285,000	327,106
3.25%, 11/21/21	250,000	252,306
2.88%, 02/24/22	500,000	487,636
Cliffs Natural Resources, Inc. 5.90%, 03/15/20	350,000	385,668
4.88%, 04/01/21	200,000	207,172
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/22	600,000	576,251
Kinross Gold Corp., 5.13%, 09/01/21(e)	150,000	152,309
Newmont Mining Corp. 5.13%, 10/01/19	150,000	168,271
5.88%, 04/01/35	236,000	254,141
4.88%, 03/15/42	500,000	465,208
Placer Dome, Inc., 6.38%, 03/01/33	139,000	161,854
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	326,670
5.75%, 06/01/35	206,000	234,951
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	518,219
3.50%, 11/02/20	450,000	459,441
4.13%, 05/20/21	500,000	527,502
Southern Copper Corp., 6.75%, 04/16/40	250,000	270,165
Teck Resources Ltd. 3.00%, 03/01/19	750,000	740,158
4.75%, 01/15/22(b)	700,000	741,064
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	251,112
6.88%, 11/21/36	944,000	1,094,888

		14,466,377

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	1,010,542
Kohl’s Corp., 4.00%, 11/01/21(b)	650,000	670,548
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	250,000	286,888
3.88%, 01/15/22	500,000	501,457
6.90%, 04/01/29	75,000	87,472
6.70%, 07/15/34	150,000	168,306
Nordstrom, Inc., 4.00%, 10/15/21(b)	500,000	531,992
Target Corp. 6.00%, 01/15/18	500,000	609,503
7.00%, 07/15/31	174,000	221,443
6.35%, 11/01/32	313,000	387,118
Wal-Mart Stores, Inc. 3.20%, 05/15/14	900,000	950,483
3.63%, 07/08/20	500,000	537,172
3.25%, 10/25/20	500,000	523,300
7.55%, 02/15/30	118,000	171,620
5.25%, 09/01/35	708,000	805,135
5.00%, 10/25/40	250,000	276,725
5.63%, 04/15/41	475,000	574,925

		8,314,629

Office Electronics 0.1%
Pitney Bowes, Inc. 4.75%, 01/15/16	295,000	310,373
4.75%, 05/15/18(b)	88,000	89,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Office Electronics (continued)
Xerox Corp. 6.35%, 05/15/18	$250,000	$290,063
4.50%, 05/15/21	250,000	257,186

		947,150

Oil, Gas & Consumable Fuels 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	368,133
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	115,290
6.38%, 09/15/17	100,000	118,822
6.45%, 09/15/36	531,000	614,686
Apache Corp. 7.63%, 07/01/19	59,000	74,800
3.63%, 02/01/21(b)	500,000	527,314
5.10%, 09/01/40	100,000	109,172
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	534,806
BP Capital Markets PLC 3.88%, 03/10/15	900,000	965,243
3.20%, 03/11/16	400,000	423,815
4.50%, 10/01/20	200,000	219,698
3.56%, 11/01/21	750,000	772,289
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	415,423
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	917,317
Chevron Corp., 3.95%, 03/03/14	585,000	623,068
ConocoPhillips 4.60%, 01/15/15	950,000	1,047,514
5.90%, 10/15/32	177,000	214,732
6.50%, 02/01/39	650,000	863,275
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	340,260
Devon Energy Corp. 2.40%, 07/15/16	300,000	308,200
7.95%, 04/15/32	350,000	491,824
Ensco PLC, 4.70%, 03/15/21	500,000	539,441
EOG Resources, Inc. 5.63%, 06/01/19	130,000	153,501
4.10%, 02/01/21	400,000	432,976
EQT Corp., 4.88%, 11/15/21	250,000	252,992
Hess Corp. 7.30%, 08/15/31	354,000	450,465
5.60%, 02/15/41	250,000	271,841
Husky Energy, Inc., 3.95%, 04/15/22	600,000	604,035
Marathon Oil Corp., 6.80%, 03/15/32	118,000	143,042
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	600,000	652,584
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	536,717
Noble Energy, Inc. 4.15%, 12/15/21	600,000	613,268
6.00%, 03/01/41	150,000	166,318
Noble Holding International Ltd. 4.63%, 03/01/21	500,000	532,156
3.95%, 03/15/22	500,000	499,631
NuStar Logistics LP, 4.80%, 09/01/20	200,000	203,202
Occidental Petroleum Corp., 3.13%, 02/15/22	600,000	605,322
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,224,360
Petrobras International Finance Co. 3.88%, 01/27/16	750,000	789,452
3.50%, 02/06/17	750,000	768,727
5.75%, 01/20/20	1,425,000	1,578,615
5.38%, 01/27/21	750,000	807,554
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	285,937
Petroleos Mexicanos 5.50%, 01/21/21	275,000	303,187
4.88%, 01/24/22(e)	250,000	262,500
Shell International Finance BV 4.00%, 03/21/14	1,000,000	1,066,930
6.38%, 12/15/38	820,000	1,084,907
Southwestern Energy Co., 4.10%, 03/15/22(e)	500,000	495,627
Statoil ASA, 3.13%, 08/17/17	250,000	268,178
Total Capital Canada Ltd., 1.63%, 01/28/14	500,000	502,205
Total Capital International SA, 2.88%, 02/17/22	500,000	479,436
Total Capital SA, 2.30%, 03/15/16	500,000	505,625
Transocean, Inc. 4.95%, 11/15/15	750,000	801,943
6.38%, 12/15/21	500,000	562,584
7.50%, 04/15/31	177,000	200,928
Valero Energy Corp. 7.50%, 04/15/32	118,000	137,358
6.63%, 06/15/37	455,000	495,224

		29,344,449

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	183,012
Domtar Corp., 10.75%, 06/01/17	50,000	64,625
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	337,261
International Paper Co. 5.30%, 04/01/15	206,000	226,364
9.38%, 05/15/19	665,000	878,635
6.00%, 11/15/41	500,000	542,735

		2,232,632

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	147,868
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	257,928
4.85%, 12/15/15	177,000	202,463
1.45%, 08/15/16	250,000	252,414
5.80%, 08/15/34	545,000	691,616

		1,552,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals 0.9%
Abbott Laboratories 5.88%, 05/15/16	$481,000	$565,863
6.00%, 04/01/39	1,040,000	1,298,867
AstraZeneca PLC 5.40%, 06/01/14	295,000	325,465
5.90%, 09/15/17	400,000	479,412
6.45%, 09/15/37	200,000	260,808
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,517,326
Eli Lilly & Co. 4.20%, 03/06/14	1,000,000	1,066,150
7.13%, 06/01/25	118,000	158,061
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	1,700,000	1,784,419
5.38%, 04/15/34	201,000	227,146
Johnson & Johnson 1.20%, 05/15/14	600,000	610,374
2.95%, 09/01/20	200,000	208,825
4.95%, 05/15/33	663,000	748,838
Merck & Co., Inc. 4.75%, 03/01/15	354,000	393,509
6.40%, 03/01/28	74,000	94,619
5.95%, 12/01/28	162,000	203,241
Novartis Capital Corp., 4.13%, 02/10/14	1,000,000	1,065,170
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	550,506
Pfizer, Inc. 4.65%, 03/01/18	265,000	298,092
7.20%, 03/15/39	525,000	758,586
Pharmacia Corp., 6.60%, 12/01/28	177,000	226,456
Sanofi, 2.63%, 03/29/16	500,000	523,535
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,511,366
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	69,847
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	170,324
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	183,223
Wyeth LLC 5.50%, 02/15/16	634,000	732,151
6.50%, 02/01/34	206,000	269,978

		16,302,157

Real Estate Investment Trusts (REITs) 0.4%
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	516,650
Boston Properties LP 5.00%, 06/01/15	590,000	646,632
5.63%, 11/15/20	465,000	529,462
Camden Property Trust, 5.00%, 06/15/15	147,000	157,583
CommonWealth REIT, 5.75%, 02/15/14	177,000	183,142
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	257,768
ERP Operating LP 5.25%, 09/15/14	472,000	511,188
5.38%, 08/01/16	295,000	328,119
HCP, Inc. 6.00%, 01/30/17	472,000	524,535
5.38%, 02/01/21	200,000	215,516
Health Care REIT, Inc. 6.00%, 11/15/13	177,000	187,521
4.13%, 04/01/19	600,000	595,218
5.25%, 01/15/22	400,000	418,404
Kilroy Realty LP, 4.80%, 07/15/18	300,000	311,710
Simon Property Group LP 5.10%, 06/15/15	531,000	585,088
6.10%, 05/01/16	413,000	475,060
2.80%, 01/30/17	500,000	511,964
5.65%, 02/01/20	250,000	286,169
UDR, Inc., 4.25%, 06/01/18	100,000	106,966
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	150,000	151,345

		7,500,040

Real Estate Management & Development 0.0%†
ProLogis LP, 6.63%, 05/15/18	600,000	683,005

Road & Rail 0.3%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	206,000	280,484
5.05%, 03/01/41	500,000	521,574
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	361,203
CSX Corp. 5.50%, 08/01/13	507,000	537,795
7.38%, 02/01/19	400,000	502,531
3.70%, 10/30/20	300,000	309,616
5.50%, 04/15/41	150,000	162,804
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	478,344
3.25%, 12/01/21	1,000,000	1,006,616
5.59%, 05/17/25	84,000	98,769
Union Pacific Corp. 5.13%, 02/15/14	600,000	645,259
6.25%, 05/01/34	236,000	288,763
United Parcel Service of America, Inc. 8.38%, 04/01/20	118,000	164,116
8.38%, 04/01/30(d)	177,000	249,363
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	523,763
6.20%, 01/15/38	295,000	383,836

		6,514,836

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	435,200
Broadcom Corp., 2.70%, 11/01/18	100,000	101,680
Intel Corp., 4.80%, 10/01/41	600,000	639,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 1.38%, 05/15/14	$250,000	$253,915

		1,429,917

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	420,000	442,731
2.50%, 02/08/16	250,000	263,409
3.00%, 10/01/20	500,000	527,728
4.50%, 10/01/40	300,000	320,952
Oracle Corp. 3.75%, 07/08/14	1,210,000	1,294,672
5.25%, 01/15/16	72,000	82,624
5.00%, 07/08/19	200,000	233,323
5.38%, 07/15/40	600,000	693,762

		3,859,201

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	600,000	613,654
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	316,435
Series DTC, 2.50%, 01/21/16	500,000	522,918
2.50%, 05/18/16	200,000	207,751
2.25%, 07/13/16	225,000	232,888

		1,893,646

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	518,514
Best Buy Co., Inc., 5.50%, 03/15/21	200,000	195,605
Gap, Inc. (The), 5.95%, 04/12/21	150,000	151,372
Home Depot, Inc. (The) 5.40%, 03/01/16	590,000	680,857
5.88%, 12/16/36	300,000	359,438
5.95%, 04/01/41	150,000	184,104
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	288,590
5.80%, 10/15/36	300,000	350,505

		2,728,985

Supranational 0.0%†
Corp. Andina de Fomento, 3.75%, 01/15/16	250,000	259,166
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	504,994

		764,160

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	132,591
VF Corp., 3.50%, 09/01/21	200,000	205,244

		337,835

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	800,000	1,087,061
9.25%, 08/06/19	700,000	941,311
10.20%, 02/06/39	250,000	387,605
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	884,968
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	476,746
6.38%, 05/16/38	460,000	571,718

		4,349,409

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	295,000	328,362
5.00%, 03/30/20	500,000	555,998
6.38%, 03/01/35	177,000	208,803
6.13%, 03/30/40	350,000	406,461
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	528,651
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,102,166
Vodafone Group PLC 5.00%, 12/16/13	664,000	710,074
4.15%, 06/10/14	865,000	925,285
2.88%, 03/16/16	400,000	419,100
1.63%, 03/20/17	600,000	591,604
7.88%, 02/15/30	206,000	284,054

		6,060,558

Total Corporate Bonds (cost $380,031,202)		407,902,896

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority Series S1,6.79%, 04/01/30	250,000	305,887
Series F-2,6.26%, 04/01/49	250,000	327,023
Los Angeles Community College District, 6.75%, 08/01/49	300,000	389,724
Los Angeles Department of Water & Power, 6.57%, 07/01/45	500,000	669,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Los Angeles Unified School District, 6.76%, 07/01/34	$420,000	$539,696
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	241,678
State of California 5.25%, 04/01/14	500,000	538,605
5.45%, 04/01/15	300,000	333,516
7.55%, 04/01/39	1,410,000	1,829,447
University of California, 5.95%, 05/15/45	500,000	590,350

		5,765,281

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	601,605

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	1,000,000	1,106,700

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	597,970
State of Illinois 5.88%, 03/01/19	200,000	219,974
4.95%, 06/01/23	160,000	162,633
5.10%, 06/01/33	1,445,000	1,362,144

		2,342,721

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	559,260

New Jersey 0.1%
New Jersey Economic Development Authority Series B, 0.00%, 02/15/20	650,000	458,477
Series A, 7.43%, 02/15/29	125,000	157,044
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,117,179
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	301,540

		2,034,240

New York 0.2%
Metropolitan Transportation Authority, 7.34%, 11/15/39	760,000	1,063,088
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	250,000	299,410
New York City Transitional Finance Authority, 5.57%, 11/01/38	500,000	593,780
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	544,635
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	782,055

		3,282,968

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	335,511

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	562,620

Puerto Rico 0.0%†
Government Development Bank for Puerto Rico, Series B, 3.67%, 05/01/14	300,000	305,160

Texas 0.1%
Dallas Area Rapid Transit, 6.00%, 12/01/44	500,000	638,230
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	175,005

		813,235

Total Municipal Bonds (cost $15,184,135)		17,709,301

Sovereign Bonds 2.8%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond 10.50%, 07/14/14	700,000	856,100
4.88%, 01/22/21	500,000	566,000
7.13%, 01/20/37	2,105,000	2,889,113

		4,311,213

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	320,000	334,640
Province of British Columbia Canada, 4.30%, 05/30/13	159,000	166,231
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,032,644
Province of Ontario Canada 4.10%, 06/16/14	2,470,000	2,658,748
4.50%, 02/03/15	667,000	734,523
4.75%, 01/19/16	295,000	333,009
2.30%, 05/10/16	500,000	517,804
3.00%, 07/16/18	250,000	264,642
Province of Quebec Canada 4.60%, 05/26/15	354,000	394,853
3.50%, 07/29/20	400,000	429,926
7.50%, 09/15/29	578,000	849,236

		7,716,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	$295,000	$311,573

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	900,000	1,154,700
4.38%, 07/12/21	650,000	706,875
7.38%, 09/18/37	225,000	315,563

		2,177,138

ITALY 0.1%
Italian Republic 4.38%, 06/15/13(b)	560,000	576,395
4.50%, 01/21/15	938,000	965,117
4.75%, 01/25/16	413,000	423,523
6.88%, 09/27/23	251,000	263,675
5.38%, 06/15/33	541,000	510,400

		2,739,110

MEXICO 0.3%
Mexico Government International Bond 5.63%, 01/15/17	800,000	925,200
5.13%, 01/15/20	1,000,000	1,147,500
3.63%, 03/15/22	500,000	511,250
6.75%, 09/27/34	1,246,000	1,601,110
4.75%, 03/08/44	400,000	392,000
5.75%, 10/12/10	200,000	205,500

		4,782,560

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,146,500

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,346,000

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	224,000	243,107
6.38%, 07/15/19	250,000	290,625
5.13%, 04/21/21	200,000	213,600
5.00%, 03/23/22	300,000	316,206

		1,063,538

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	206,000	228,145
4.67%, 01/17/24	500,000	511,250
6.25%, 03/08/41	200,000	234,000

		973,395

SOUTH KOREA 0.0%†
Republic of Korea, 4.25%, 06/01/13(b)	708,000	727,963

SUPRANATIONAL 1.3%
African Development Bank, 2.50%, 03/15/16	500,000	530,925
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,917,530
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	202,470
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	523,633
European Investment Bank 4.25%, 07/15/13	3,000,000	3,138,414
3.00%, 04/08/14	1,260,000	1,317,122
4.63%, 05/15/14	895,000	966,831
3.13%, 06/04/14	450,000	472,730
1.13%, 08/15/14	600,000	607,002
4.63%, 10/20/15	2,325,000	2,603,433
2.50%, 05/16/16	900,000	942,052
5.13%, 09/13/16	350,000	404,376
1.25%, 10/14/16(b)	750,000	745,995
5.13%, 05/30/17	325,000	380,824
4.00%, 02/16/21(b)	500,000	550,087
Inter-American Development Bank 3.00%, 04/22/14	275,000	289,333
2.25%, 07/15/15(b)	750,000	785,120
5.13%, 09/13/16(b)	235,000	275,234
1.75%, 08/24/18	300,000	303,705
6.80%, 10/15/25	413,000	559,525
International Bank for Reconstruction & Development 1.13%, 08/25/14(b)	1,600,000	1,626,134
7.63%, 01/19/23	973,000	1,395,107
International Finance Corp. 2.25%, 04/11/16	300,000	315,998
1.13%, 11/23/16	1,025,000	1,025,135

		23,878,715

Total Sovereign Bonds (cost $48,798,827)		52,173,961

U.S. Government Mortgage Backed Agencies 31.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# M80981 4.50%, 07/01/12	23,823	24,305
Pool# E00507 7.50%, 09/01/12	107	108
Pool# G10749 6.00%, 10/01/12	2,517	2,537
Pool# M81009 4.50%, 02/01/13	24,014	24,589
Pool# E69050 6.00%, 02/01/13	4,859	5,244
Pool# E72896 7.00%, 10/01/13	3,173	3,287
Pool# G11612 6.00%, 04/01/14	4	4
Pool# E00677 6.00%, 06/01/14	16,992	18,019
Pool# E00802 7.50%, 02/01/15	11,505	12,243
Pool# G11001 6.50%, 03/01/15	6,204	6,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G11003 7.50%, 04/01/15	$613	$651
Pool# G11164 7.00%, 05/01/15	2,065	2,183
Pool# E81396 7.00%, 10/01/15	396	425
Pool# E81394 7.50%, 10/01/15	4,403	4,686
Pool# E84097 6.50%, 12/01/15	2,186	2,363
Pool# E00938 7.00%, 01/01/16	5,962	6,444
Pool# E82132 7.00%, 01/01/16	1,256	1,348
Pool# E82815 6.00%, 03/01/16	2,430	2,623
Pool# E83231 6.00%, 04/01/16	1,295	1,400
Pool# E83233 6.00%, 04/01/16	3,006	3,251
Pool# G11972 6.00%, 04/01/16	65,747	70,967
Pool# E00975 6.00%, 05/01/16	16,799	17,881
Pool# E83355 6.00%, 05/01/16	4,034	4,362
Pool# E83636 6.00%, 05/01/16	7,557	8,172
Pool# E83933 6.50%, 05/01/16	303	335
Pool# E00985 6.00%, 06/01/16	9,330	9,931
Pool# E00987 6.50%, 06/01/16	9,024	9,889
Pool# E84236 6.50%, 06/01/16	2,729	3,014
Pool# E00996 6.50%, 07/01/16	1,124	1,220
Pool# E84912 6.50%, 08/01/16	7,502	8,286
Pool# E85117 6.50%, 08/01/16	2,865	3,164
Pool# E85387 6.00%, 09/01/16	6,455	6,980
Pool# E85800 6.50%, 10/01/16	2,740	3,027
Pool# E86183 6.00%, 11/01/16	1,415	1,530
Pool# E01083 7.00%, 11/01/16	2,486	2,708
Pool# G11207 7.00%, 11/01/16	6,003	6,439
Pool# E86533 6.00%, 12/01/16	4,029	4,356
Pool# E01095 6.00%, 01/01/17	4,424	4,724
Pool# E87584 6.00%, 01/01/17	3,115	3,368
Pool# E86995 6.50%, 01/01/17	9,485	10,477
Pool# E87291 6.50%, 01/01/17	14,922	16,482
Pool# E87446 6.50%, 01/01/17	2,313	2,555
Pool# E88076 6.00%, 02/01/17	5,150	5,578
Pool# E01127 6.50%, 02/01/17	6,806	7,437
Pool# E88055 6.50%, 02/01/17	26,133	28,683
Pool# E88106 6.50%, 02/01/17	18,991	20,977
Pool# E01137 6.00%, 03/01/17	6,589	7,039
Pool# E88134 6.00%, 03/01/17	1,120	1,213
Pool# E88474 6.00%, 03/01/17	5,453	5,906
Pool# E88768 6.00%, 03/01/17	11,133	12,038
Pool# E01138 6.50%, 03/01/17	4,311	4,713
Pool# E01139 6.00%, 04/01/17	30,590	32,702
Pool# E88729 6.00%, 04/01/17	5,081	5,504
Pool# E89149 6.00%, 04/01/17	6,542	7,086
Pool# E89151 6.00%, 04/01/17	5,581	6,045
Pool# E89217 6.00%, 04/01/17	5,659	6,130
Pool# E89222 6.00%, 04/01/17	26,653	28,869
Pool# E89347 6.00%, 04/01/17	2,089	2,263
Pool# E89496 6.00%, 04/01/17	4,376	4,683
Pool# E89203 6.50%, 04/01/17	3,964	4,378
Pool# E01140 6.00%, 05/01/17	27,163	29,039
Pool# E89530 6.00%, 05/01/17	16,958	18,369
Pool# E89746 6.00%, 05/01/17	45,560	49,348
Pool# E89788 6.00%, 05/01/17	4,943	5,354
Pool# E89909 6.00%, 05/01/17	5,348	5,795
Pool# G11409 6.00%, 05/01/17	39,457	42,664
Pool# E01156 6.50%, 05/01/17	10,948	11,982
Pool# E89924 6.50%, 05/01/17	17,427	19,249
Pool# B15071 6.00%, 06/01/17	84,979	90,901
Pool# E01157 6.00%, 06/01/17	19,609	20,988
Pool# E90194 6.00%, 06/01/17	4,040	4,376
Pool# E90227 6.00%, 06/01/17	3,883	4,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E90313 6.00%, 06/01/17	$2,116	$2,292
Pool# E90594 6.00%, 07/01/17	16,758	18,151
Pool# E90645 6.00%, 07/01/17	20,313	22,114
Pool# E90667 6.00%, 07/01/17	5,268	5,706
Pool# E01205 6.50%, 08/01/17	8,462	9,265
Pool# G11458 6.00%, 09/01/17	7,975	8,608
Pool# G11434 6.50%, 01/01/18	11,597	12,809
Pool# G18007 6.00%, 07/01/19	31,300	33,902
Pool# B16087 6.00%, 08/01/19	72,334	78,824
Pool# G18062 6.00%, 06/01/20	54,383	58,973
Pool# J00935 5.00%, 12/01/20	78,400	84,695
Pool# J00854 5.00%, 01/01/21	257,728	278,422
Pool# J00871 5.00%, 01/01/21	110,865	119,767
Pool# G18096 5.50%, 01/01/21	32,607	35,383
Pool# J01189 5.00%, 02/01/21	49,685	53,597
Pool# J01279 5.50%, 02/01/21	43,399	46,986
Pool# J01570 5.50%, 04/01/21	41,783	45,236
Pool# J01633 5.50%, 04/01/21	143,724	155,603
Pool# J01757 5.00%, 05/01/21	100,072	107,951
Pool# J01771 5.00%, 05/01/21	27,161	29,231
Pool# J01879 5.00%, 05/01/21	28,404	30,755
Pool# J06015 5.00%, 05/01/21	94,567	102,397
Pool# G18122 5.00%, 06/01/21	66,909	72,176
Pool# G18123 5.50%, 06/01/21	98,538	106,682
Pool# J01980 6.00%, 06/01/21	61,804	66,785
Pool# J03074 5.00%, 07/01/21	60,189	64,927
Pool# J03028 5.50%, 07/01/21	37,877	41,161
Pool# G12245 6.00%, 07/01/21	47,235	51,222
Pool# G12310 5.50%, 08/01/21	26,901	29,124
Pool# G12348 6.00%, 08/01/21	72,658	78,791
Pool# G12412 5.50%, 11/01/21	40,489	43,835
Pool# G13145 5.50%, 04/01/23	1,896,824	2,052,405
Pool# C90719 5.00%, 10/01/23	1,700,764	1,858,430
Pool# J09912 4.00%, 06/01/24	3,873,021	4,092,015
Pool# C00351 8.00%, 07/01/24	1,270	1,503
Pool# G13900 5.00%, 12/01/24	833,166	900,064
Pool# D60780 8.00%, 06/01/25	3,540	4,219
Pool# G30267 5.00%, 08/01/25	582,551	635,098
Pool# E02746 3.50%, 11/01/25	1,946,640	2,036,930
Pool# J13883 3.50%, 12/01/25	2,625,470	2,780,884
Pool# J14732 4.00%, 03/01/26	1,668,651	1,765,088
Pool# E02896 3.50%, 05/01/26	1,739,170	1,829,620
Pool# J17774 3.00%, 01/01/27	2,965,219	3,072,581
Pool# D82854 7.00%, 10/01/27	3,451	4,031
Pool# C00566 7.50%, 12/01/27	4,768	5,659
Pool# C00678 7.00%, 11/01/28	6,285	7,367
Pool# C18271 7.00%, 11/01/28	4,164	4,880
Pool# C91244 4.50%, 04/01/29	831,694	882,912
Pool# C00836 7.00%, 07/01/29	2,882	3,370
Pool# A16201 7.00%, 08/01/29	16,454	16,997
Pool# C31282 7.00%, 09/01/29	424	495
Pool# C31285 7.00%, 09/01/29	6,604	7,725
Pool# A18212 7.00%, 11/01/29	55,156	63,599
Pool# C32914 8.00%, 11/01/29	3,853	4,351
Pool# C37436 8.00%, 01/01/30	5,042	6,097
Pool# C36306 7.00%, 02/01/30	888	1,036
Pool# C36429 7.00%, 02/01/30	1,800	2,100
Pool# C00921 7.50%, 02/01/30	4,527	5,413
Pool# G01108 7.00%, 04/01/30	2,178	2,548
Pool# C37703 7.50%, 04/01/30	2,684	3,204
Pool# C41561 8.00%, 08/01/30	2,584	2,803
Pool# C01051 8.00%, 09/01/30	8,615	10,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C43550 7.00%, 10/01/30	$5,504	$6,421
Pool# C44017 7.50%, 10/01/30	958	1,023
Pool# C43967 8.00%, 10/01/30	46,513	52,560
Pool# C44957 8.00%, 11/01/30	5,470	6,631
Pool# C01106 7.00%, 12/01/30	36,930	43,085
Pool# C01103 7.50%, 12/01/30	3,398	4,068
Pool# C01116 7.50%, 01/01/31	3,427	4,106
Pool# C46932 7.50%, 01/01/31	4,008	4,790
Pool# C47287 7.50%, 02/01/31	6,173	7,389
Pool# C48851 7.00%, 03/01/31	2,908	3,383
Pool# G01217 7.00%, 03/01/31	32,199	37,565
Pool# C48206 7.50%, 03/01/31	5,352	5,624
Pool# C91366 4.50%, 04/01/31	565,614	600,446
Pool# C91377 4.50%, 06/01/31	324,054	344,010
Pool# C53324 7.00%, 06/01/31	6,213	7,227
Pool# C01209 8.00%, 06/01/31	2,092	2,534
Pool# C54792 7.00%, 07/01/31	27,410	31,885
Pool# C55071 7.50%, 07/01/31	824	860
Pool# G01309 7.00%, 08/01/31	6,240	7,259
Pool# C01222 7.00%, 09/01/31	5,422	6,308
Pool# G01311 7.00%, 09/01/31	47,770	55,731
Pool# G01315 7.00%, 09/01/31	1,773	2,068
Pool# C58647 7.00%, 10/01/31	3,166	3,683
Pool# C58694 7.00%, 10/01/31	15,323	17,825
Pool# C60012 7.00%, 11/01/31	2,316	2,694
Pool# C61298 8.00%, 11/01/31	3,477	3,635
Pool# C61105 7.00%, 12/01/31	7,457	8,675
Pool# C01305 7.50%, 12/01/31	4,505	5,402
Pool# C62218 7.00%, 01/01/32	3,676	4,277
Pool# C63171 7.00%, 01/01/32	20,936	24,354
Pool# C64121 7.50%, 02/01/32	7,486	8,959
Pool# C01345 7.00%, 04/01/32	27,391	31,761
Pool# C66744 7.00%, 04/01/32	1,309	1,518
Pool# G01391 7.00%, 04/01/32	79,310	92,527
Pool# C65717 7.50%, 04/01/32	5,402	5,612
Pool# C01370 8.00%, 04/01/32	5,739	6,963
Pool# C66916 7.00%, 05/01/32	30,567	35,443
Pool# C67235 7.00%, 05/01/32	40,671	47,159
Pool# C01381 8.00%, 05/01/32	27,354	33,192
Pool# C68290 7.00%, 06/01/32	7,196	8,344
Pool# C68300 7.00%, 06/01/32	42,259	49,000
Pool# C68307 8.00%, 06/01/32	1,663	1,691
Pool# G01449 7.00%, 07/01/32	54,091	63,106
Pool# C68988 7.50%, 07/01/32	4,208	4,259
Pool# C69908 7.00%, 08/01/32	33,270	38,577
Pool# C70211 7.00%, 08/01/32	16,100	18,668
Pool# C71089 7.50%, 09/01/32	6,132	6,378
Pool# G01536 7.00%, 03/01/33	47,890	55,529
Pool# A16419 6.50%, 11/01/33	28,220	32,122
Pool# A16522 6.50%, 12/01/33	190,444	216,774
Pool# A17177 6.50%, 12/01/33	15,176	17,355
Pool# C01806 7.00%, 01/01/34	37,198	43,132
Pool# A21356 6.50%, 04/01/34	115,366	130,776
Pool# C01851 6.50%, 04/01/34	106,002	120,161
Pool# A22067 6.50%, 05/01/34	174,303	197,585
Pool# A24301 6.50%, 05/01/34	123,993	140,554
Pool# A24988 6.50%, 07/01/34	56,486	64,031
Pool# G01741 6.50%, 10/01/34	69,034	78,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08023 6.50%, 11/01/34	$134,355	$152,301
Pool# A33137 6.50%, 01/01/35	35,101	39,789
Pool# A31989 6.50%, 04/01/35	46,058	51,922
Pool# G08064 6.50%, 04/01/35	81,226	91,567
Pool# G01947 7.00%, 05/01/35	63,118	73,186
Pool# G08073 5.50%, 08/01/35	951,369	1,038,177
Pool# A37135 5.50%, 09/01/35	1,795,106	1,958,901
Pool# A46935 6.50%, 09/01/35	48,247	54,390
Pool# A47368 5.00%, 10/01/35	1,178,353	1,290,167
Pool# A38255 5.50%, 10/01/35	1,388,714	1,515,427
Pool# A38531 5.50%, 10/01/35	1,903,637	2,077,334
Pool# G08088 6.50%, 10/01/35	474,826	535,280
Pool# A39759 5.50%, 11/01/35	93,687	102,235
Pool# A47682 6.50%, 11/01/35	187,476	211,345
Pool# A40376 5.50%, 12/01/35	93,959	102,533
Pool# A42305 5.50%, 01/01/36	376,587	410,478
Pool# A41548 7.00%, 01/01/36	85,663	99,238
Pool# G08111 5.50%, 02/01/36	2,094,071	2,282,527
Pool# A48303 7.00%, 02/01/36	25,671	29,721
Pool# A43452 5.50%, 03/01/36	50,608	55,162
Pool# A43861 5.50%, 03/01/36	1,142,891	1,245,746
Pool# A43884 5.50%, 03/01/36	1,562,201	1,739,405
Pool# A43885 5.50%, 03/01/36	1,200,260	1,336,409
Pool# A43886 5.50%, 03/01/36	2,115,351	2,355,301
Pool# A48378 5.50%, 03/01/36	999,531	1,110,318
Pool# G08116 5.50%, 03/01/36	392,915	428,276
Pool# A48735 5.50%, 05/01/36	148,263	161,606
Pool# A49960 7.00%, 06/01/36	12,426	14,387
Pool# G02390 6.00%, 09/01/36	1,569,466	1,735,304
Pool# A53039 6.50%, 10/01/36	196,708	221,587
Pool# A53219 6.50%, 10/01/36	138,827	155,765
Pool# G05254 5.00%, 01/01/37	1,333,919	1,438,819
Pool# G04331 5.00%, 02/01/37	1,075,137	1,159,686
Pool# G05941 6.00%, 02/01/37	6,161,086	6,829,427
Pool# G03620 6.50%, 10/01/37	38,462	43,155
Pool# G03721 6.00%, 12/01/37	624,949	690,008
Pool# G03826 6.00%, 01/01/38	660,980	729,790
Pool# G03969 6.00%, 02/01/38	648,347	715,842
Pool# G04913 5.00%, 03/01/38	2,350,165	2,534,983
Pool# G04473 5.50%, 06/01/38	3,035,027	3,302,474
Pool# G04581 6.50%, 08/01/38	1,434,973	1,610,048
Pool# A81674 6.00%, 09/01/38	3,022,957	3,337,655
Pool# A85442 5.00%, 03/01/39	2,435,478	2,623,199
Pool# G05449 4.50%, 05/01/39	7,141,491	7,576,820
Pool# G05459 5.50%, 05/01/39	15,255,065	16,613,644
Pool# G05535 4.50%, 07/01/39	4,902,548	5,201,396
Pool# A88133 4.50%, 08/01/39	6,146,527	6,521,204
Pool# A91165 5.00%, 02/01/40	18,285,824	19,698,113
Pool# A91538 4.50%, 03/01/40	4,537,981	4,814,605
Pool# G05894 4.50%, 04/01/40	4,733,482	5,022,024
Pool# A93996 4.50%, 09/01/40	3,878,196	4,114,601
Pool# A95407 4.00%, 12/01/40	1,826,152	1,912,111
Pool# A96049 4.00%, 01/01/41	5,476,956	5,734,765
Pool# A96050 4.00%, 01/01/41	5,441,495	5,697,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A97040 4.00%, 02/01/41	$2,716,617	$2,844,493
Pool# G06818 4.00%, 11/01/41	565,309	592,272
Pool# G06842 4.00%, 12/01/41	350,748	367,478
Pool# Q05783 4.00%, 01/01/42	1,051,291	1,101,435
Pool# G08479 3.50%, 03/01/42	3,993,823	4,096,225
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.00%, 04/15/27	2,000,000	2,067,812
3.50%, 04/15/27	1,000,000	1,045,625
4.00%, 04/15/27	3,000,000	3,167,813
4.50%, 04/15/27	4,200,000	4,479,562
3.50%, 04/15/42	2,000,000	2,049,062
4.50%, 04/15/42	1,000,000	1,060,313
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	1,496,262	1,571,184
Pool# 2B0108 2.66%, 01/01/42(a)	545,669	568,679
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	10,278	11,227
Pool# 826869 5.50%, 08/01/20	394,698	433,973
Pool# 835228 5.50%, 08/01/20	8,029	8,828
Pool# 825811 5.50%, 09/01/20	8,327	9,156
Pool# 832837 5.50%, 09/01/20	329,935	362,766
Pool# 839585 5.50%, 09/01/20	35,792	39,096
Pool# 811505 5.50%, 10/01/20	21,050	23,145
Pool# 829704 5.50%, 10/01/20	27,870	30,442
Pool# 838565 5.50%, 10/01/20	379,040	416,757
Pool# 838566 5.50%, 10/01/20	14,450	15,888
Pool# 840102 5.50%, 10/01/20	251,735	276,785
Pool# 841947 5.50%, 10/01/20	14,594	15,942
Pool# 843102 5.50%, 10/01/20	9,369	10,301
Pool# 839100 5.50%, 11/01/20	8,697	9,500
Pool# 840808 5.50%, 11/01/20	11,223	12,259
Pool# 847832 5.50%, 11/01/20	17,763	19,402
Pool# 847920 5.50%, 11/01/20	356,929	392,446
Pool# 830670 5.50%, 12/01/20	17,492	19,232
Pool# 866142 5.50%, 01/01/21	34,789	38,251
Pool# 788210 5.50%, 02/01/21	138,888	152,274
Pool# 837194 5.50%, 02/01/21	5,759	6,291
Pool# 867183 5.50%, 02/01/21	49,711	54,207
Pool# 811558 5.50%, 03/01/21	363,925	399,001
Pool# 870296 5.50%, 03/01/21	4,103	4,474
Pool# 878120 5.50%, 04/01/21	17,650	19,406
Pool# 878121 5.50%, 04/01/21	20,353	22,379
Pool# 811559 5.50%, 05/01/21	110,879	120,907
Pool# 879115 5.50%, 05/01/21	47,037	51,291
Pool# 883922 5.50%, 05/01/21	253,135	278,324
Pool# 885440 5.50%, 05/01/21	7,092	7,791
Pool# 845489 5.50%, 06/01/21	4,180	4,558
Pool# 880950 5.50%, 07/01/21	142,487	155,374
Pool# 870092 5.50%, 08/01/21	5,745	6,265
Pool# 896599 5.50%, 08/01/21	4,336	4,728
Pool# 896605 5.50%, 08/01/21	4,921	5,367
Pool# 903350 5.00%, 10/01/21	17,714	19,222
Pool# 894126 5.50%, 10/01/21	3,646	3,976
Pool# 902789 5.50%, 11/01/21	197,354	215,204
Pool# 901509 5.00%, 12/01/21	19,717	21,395
Pool# 906708 5.00%, 12/01/21	285,214	309,496
Pool# 905586 5.50%, 12/01/21	241,216	263,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 906205 5.50%, 01/01/22	$7,948	$8,667
Pool# 906317 5.50%, 01/01/22	10,809	11,781
Pool# 928106 5.50%, 02/01/22	260,849	284,304
Pool# 913889 5.50%, 03/01/22	89,023	97,246
Pool# 914385 5.50%, 03/01/22	5,828	6,352
Pool# 913323 5.50%, 04/01/22	13,854	15,100
Pool# 913331 5.50%, 05/01/22	15,093	16,450
Pool# 899438 5.50%, 06/01/22	188,862	205,844
Pool# 939673 5.50%, 06/01/22	40,004	43,602
Pool# 928711 6.00%, 09/01/22	474,379	514,028
Pool# AA2549 4.00%, 04/01/24	1,751,228	1,856,542
Pool# 934863 4.00%, 06/01/24	3,604,598	3,821,368
Pool# AC1374 4.00%, 08/01/24	1,026,812	1,109,419
Pool# AC1529 4.50%, 09/01/24	3,433,754	3,677,271
Pool# AD0244 4.50%, 10/01/24	415,269	444,719
Pool# AD4089 4.50%, 05/01/25	2,865,464	3,068,679
Pool# 890216 4.50%, 07/01/25	821,594	879,860
Pool# AB1609 4.00%, 10/01/25	1,764,362	1,870,466
Pool# AH1361 3.50%, 12/01/25	909,207	961,323
Pool# AH1518 3.50%, 12/01/25	820,083	860,940
Pool# AH2717 3.50%, 01/01/26	1,558,540	1,636,186
Pool# AH5611 3.00%, 02/01/26	913,200	947,121
Pool# AH5616 3.50%, 02/01/26	3,477,913	3,651,183
Pool# AJ4093 3.50%, 10/01/26	2,872,624	3,015,738
Pool# AB4277 3.00%, 01/01/27	2,951,397	3,061,026
Pool# 930770 4.50%, 03/01/29	1,069,042	1,138,885
Pool# 930998 4.50%, 04/01/29	680,816	726,147
Pool# AH1515 4.00%, 12/01/30	2,275,424	2,414,633
Pool# AD0716 6.50%, 12/01/30	7,025,559	8,037,041
Pool# AB2121 4.00%, 01/01/31	342,025	362,950
Pool# MA0641 4.00%, 02/01/31	1,785,184	1,894,401
Pool# 560868 7.50%, 02/01/31	890	920
Pool# 607212 7.50%, 10/01/31	41,471	49,607
Pool# MA0895 3.50%, 11/01/31	1,916,926	2,002,019
Pool# 607559 6.50%, 11/01/31	1,093	1,245
Pool# 607632 6.50%, 11/01/31	270	307
Pool# MA1029 3.50%, 04/01/32	1,000,000	1,044,390
Pool# 545556 7.00%, 04/01/32	22,543	26,135
Pool# 545605 7.00%, 05/01/32	29,088	34,373
Pool# 651361 7.00%, 07/01/32	16,668	19,322
Pool# 661664 7.50%, 09/01/32	20,272	21,009
Pool# 689741 5.50%, 02/01/33	93,571	102,830
Pool# 656559 6.50%, 02/01/33	184,645	210,305
Pool# 555346 5.50%, 04/01/33	347,679	382,841
Pool# 713560 5.50%, 04/01/33	35,368	38,867
Pool# 694846 6.50%, 04/01/33	27,470	31,288
Pool# 701261 7.00%, 04/01/33	2,008	2,329
Pool# 555421 5.00%, 05/01/33	10,884,139	11,784,713
Pool# 555684 5.50%, 07/01/33	83,047	91,264
Pool# 720087 5.50%, 07/01/33	2,154,812	2,368,024
Pool# 728721 5.50%, 07/01/33	215,526	236,852
Pool# 743235 5.50%, 10/01/33	141,842	155,877
Pool# 750229 6.50%, 10/01/33	123,177	140,296
Pool# 755872 5.50%, 12/01/33	1,706,751	1,875,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 725221 5.50%, 01/01/34	$43,045	$47,304
Pool# 725223 5.50%, 03/01/34	4,550	5,001
Pool# 725228 6.00%, 03/01/34	3,352,897	3,749,359
Pool# 725425 5.50%, 04/01/34	2,815,791	3,091,333
Pool# 725423 5.50%, 05/01/34	232,067	255,029
Pool# 725594 5.50%, 07/01/34	1,041,081	1,142,303
Pool# 788027 6.50%, 09/01/34	140,995	159,840
Pool# 807310 7.00%, 11/01/34	16,572	19,228
Pool# 735141 5.50%, 01/01/35	3,515,188	3,856,961
Pool# 889852 5.50%, 05/01/35	85,386	93,835
Pool# 995203 5.00%, 07/01/35	8,774,315	9,500,318
Pool# 256023 6.00%, 12/01/35	3,003,398	3,325,249
Pool# 745418 5.50%, 04/01/36	721,030	789,219
Pool# 745516 5.50%, 05/01/36	416,397	455,776
Pool# 889745 5.50%, 06/01/36	42,884	47,127
Pool# 888635 5.50%, 09/01/36	1,134,208	1,246,434
Pool# 995065 5.50%, 09/01/36	2,031,617	2,221,845
Pool# 907252 7.00%, 12/01/36	222,922	258,726
Pool# 923834 7.00%, 04/01/37	254,438	291,651
Pool# 995024 5.50%, 08/01/37	774,172	849,443
Pool# 925172 7.00%, 08/01/37	46,470	53,266
Pool# 995050 6.00%, 09/01/37	9,585,105	10,588,305
Pool# 947831 7.00%, 10/01/37	268,693	307,991
Pool# 955194 7.00%, 11/01/37	637,623	730,878
Pool# 928940 7.00%, 12/01/37	220,051	252,234
Pool# 257137 7.00%, 03/01/38	12,718	14,573
Pool# 974965 5.00%, 04/01/38	8,833,677	9,549,409
Pool# 257409 7.00%, 10/01/38	349,044	399,947
Pool# 990810 7.00%, 10/01/38	547,545	627,397
Pool# 190396 4.50%, 06/01/39	7,770,580	8,267,326
Pool# AA9611 4.00%, 07/01/39	4,792,829	5,028,388
Pool# AA9809 4.50%, 07/01/39	9,234,248	9,824,561
Pool# AC0397 4.50%, 07/01/39	2,033,084	2,163,052
Pool# 994002 4.00%, 08/01/39	4,610,685	4,845,216
Pool# AC1454 4.00%, 08/01/39	5,875,328	6,164,090
Pool# AC1921 4.00%, 09/01/39	2,708,188	2,841,290
Pool# AC2651 4.00%, 10/01/39	1,743,432	1,829,118
Pool# AC7249 4.00%, 11/01/39	2,625,461	2,754,497
Pool# AC9890 3.28%, 04/01/40(a)	8,478,679	8,881,992
Pool# AC9895 3.28%, 04/01/40(a)	5,557,544	5,821,977
Pool# AD2888 4.50%, 04/01/40	3,163,087	3,369,246
Pool# AD7992 4.50%, 07/01/40	3,115,999	3,319,089
Pool# AB1388 4.50%, 08/01/40	4,287,480	4,566,922
Pool# AD9153 4.50%, 08/01/40	4,647,389	4,950,290
Pool# AD8536 5.00%, 08/01/40	2,211,730	2,390,240
Pool# AB1500 4.00%, 09/01/40	941,574	987,851
Pool# AB1735 3.50%, 11/01/40	41,557	42,743
Pool# 932888 3.50%, 01/01/41	624,809	645,027
Pool# 932891 3.50%, 01/01/41	98,719	101,821
Pool# AB2066 3.50%, 01/01/41	1,191,456	1,228,893
Pool# AB2067 3.50%, 01/01/41	1,180,353	1,215,966
Pool# AB2068 3.50%, 01/01/41	684,175	703,748
Pool# AE6392 4.00%, 02/01/41	1,801,923	1,891,328
Pool# AL0390 5.00%, 05/01/41	3,826,299	4,174,098

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AJ1249 3.29%, 09/01/41(a)	$2,169,420	$2,276,443
Pool# AL0761 5.00%, 09/01/41	941,207	1,026,689
Pool# AJ5916 4.00%, 11/01/41	7,441,396	7,810,615
Pool# AJ7689 4.00%, 12/01/41	6,958,704	7,303,974
Pool# AK0714 2.46%, 02/01/42(a)	447,509	463,717
Pool# AK5132 3.50%, 03/01/42	5,900,000	6,065,105
Federal National Mortgage Association Pool TBA
3.00%, 04/25/27	5,000,000	5,175,781
4.00%, 04/25/27	6,000,000	6,357,187
4.50%, 04/25/27	3,000,000	3,210,938
5.00%, 04/25/27	3,900,000	4,218,141
3.50%, 04/25/42	2,000,000	2,053,750
4.50%, 04/25/42	18,000,000	19,144,689
6.00%, 04/25/42	3,000,000	3,305,156
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	1,306	1,536
Pool# 376510 7.00%, 05/15/24	4,244	4,888
Pool# 457801 7.00%, 08/15/28	6,506	7,686
Pool# 486936 6.50%, 02/15/29	4,619	5,393
Pool# 502969 6.00%, 03/15/29	17,107	19,366
Pool# 487053 7.00%, 03/15/29	7,624	9,029
Pool# 781014 6.00%, 04/15/29	13,177	14,947
Pool# 509099 7.00%, 06/15/29	4,481	5,321
Pool# 470643 7.00%, 07/15/29	17,718	20,983
Pool# 434505 7.50%, 08/15/29	319	379
Pool# 416538 7.00%, 10/15/29	983	1,164
Pool# 524269 8.00%, 11/15/29	9,555	9,820
Pool# 781124 7.00%, 12/15/29	29,420	35,758
Pool# 525561 8.00%, 01/15/30	2,400	2,500
Pool# 507396 7.50%, 09/15/30	96,436	111,997
Pool# 531352 7.50%, 09/15/30	9,367	11,226
Pool# 536334 7.50%, 10/15/30	736	816
Pool# 540659 7.00%, 01/15/31	1,101	1,312
Pool# 486019 7.50%, 01/15/31	2,419	2,820
Pool# 535388 7.50%, 01/15/31	2,707	3,241
Pool# 537406 7.50%, 02/15/31	1,195	1,301
Pool# 528589 6.50%, 03/15/31	85,675	100,023
Pool# 508473 7.50%, 04/15/31	14,022	16,705
Pool# 544470 8.00%, 04/15/31	4,108	4,219
Pool# 781287 7.00%, 05/15/31	15,366	18,224
Pool# 549742 7.00%, 07/15/31	6,482	7,708
Pool# 781319 7.00%, 07/15/31	4,769	5,674
Pool# 485879 7.00%, 08/15/31	18,362	21,834
Pool# 572554 6.50%, 09/15/31	154,329	179,402
Pool# 555125 7.00%, 09/15/31	994	1,182
Pool# 781328 7.00%, 09/15/31	14,560	17,245
Pool# 550991 6.50%, 10/15/31	3,508	4,096
Pool# 571267 7.00%, 10/15/31	1,856	2,207
Pool# 574837 7.50%, 11/15/31	3,111	3,246
Pool# 555171 6.50%, 12/15/31	1,699	1,975
Pool# 781380 7.50%, 12/15/31	4,410	5,190
Pool# 781481 7.50%, 01/15/32	22,433	26,370
Pool# 580972 6.50%, 02/15/32	3,445	4,022
Pool# 781401 7.50%, 02/15/32	12,339	14,904
Pool# 781916 6.50%, 03/15/32	268,421	310,371
Pool# 552474 7.00%, 03/15/32	11,488	13,567
Pool# 781478 7.50%, 03/15/32	7,901	9,565
Pool# 781429 8.00%, 03/15/32	12,751	15,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781431 7.00%, 04/15/32	$52,836	$62,883
Pool# 568715 7.00%, 05/15/32	53,004	62,593
Pool# 552616 7.00%, 06/15/32	61,083	72,850
Pool# 570022 7.00%, 07/15/32	67,718	79,970
Pool# 583645 8.00%, 07/15/32	7,305	8,079
Pool# 595077 6.00%, 10/15/32	29,990	34,073
Pool# 596657 7.00%, 10/15/32	6,240	7,369
Pool# 552903 6.50%, 11/15/32	264,336	307,283
Pool# 552952 6.00%, 12/15/32	32,699	37,151
Pool# 588192 6.00%, 02/15/33	13,811	15,718
Pool# 602102 6.00%, 02/15/33	30,781	34,934
Pool# 553144 5.50%, 04/15/33	150,533	169,211
Pool# 604243 6.00%, 04/15/33	71,909	81,611
Pool# 611526 6.00%, 05/15/33	27,838	31,594
Pool# 553320 6.00%, 06/15/33	86,538	98,213
Pool# 572733 6.00%, 07/15/33	11,253	12,772
Pool# 573916 6.00%, 11/15/33	82,389	93,505
Pool# 604788 6.50%, 11/15/33	214,950	249,873
Pool# 604875 6.00%, 12/15/33	153,410	174,108
Pool# 781688 6.00%, 12/15/33	154,540	175,583
Pool# 781690 6.00%, 12/15/33	65,394	74,319
Pool# 781699 7.00%, 12/15/33	24,841	29,560
Pool# 621856 6.00%, 01/15/34	56,809	64,225
Pool# 564799 6.00%, 03/15/34	372,136	422,810
Pool# 630038 6.50%, 08/15/34	131,267	151,281
Pool# 781804 6.00%, 09/15/34	203,904	231,117
Pool# 781847 6.00%, 12/15/34	179,747	203,867
Pool# 486921 5.50%, 02/15/35	72,776	81,533
Pool# 781902 6.00%, 02/15/35	162,594	183,521
Pool# 781933 6.00%, 06/15/35	26,371	29,810
Pool# 649454 5.50%, 09/15/35	870,111	974,814
Pool# 649510 5.50%, 10/15/35	1,287,671	1,442,619
Pool# 649513 5.50%, 10/15/35	1,842,973	2,064,743
Pool# 652207 5.50%, 03/15/36	1,253,344	1,403,183
Pool# 652539 5.00%, 05/15/36	111,298	123,056
Pool# 655519 5.00%, 05/15/36	173,970	192,349
Pool# 606308 5.50%, 05/15/36	193,619	216,767
Pool# 606314 5.50%, 05/15/36	97,834	109,530
Pool# 657912 6.50%, 08/15/36	44,694	51,354
Pool# 697957 4.50%, 03/15/39	14,904,660	16,261,931
Pool# 704630 5.50%, 07/15/39	273,200	305,904
Pool# 722292 5.00%, 09/15/39	6,469,554	7,153,031
Pool# 782803 6.00%, 11/15/39	5,311,117	5,996,155
Pool# 733312 4.00%, 09/15/40	234,624	253,264
Pool# 742235 4.00%, 12/15/40	790,092	850,146
Pool# 690662 4.00%, 01/15/41	145,168	156,701
Pool# 719486 4.00%, 01/15/41	108,413	117,026
Pool# 742244 4.00%, 01/15/41	591,450	638,438
Pool# 753826 4.00%, 01/15/41	176,690	190,575
Pool# 755958 4.00%, 01/15/41	622,963	672,455
Pool# 755959 4.00%, 01/15/41	461,654	499,484
Pool# 759075 4.00%, 01/15/41	462,840	500,768
Pool# 757555 4.00%, 02/15/41	77,376	83,717
Pool# 757557 4.00%, 02/15/41	113,647	122,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 759207 4.00%, 02/15/41	$869,877	$941,160
Pool# 738107 4.00%, 03/15/41	1,901,966	2,050,097
Pool# 727565 4.00%, 10/15/41	455,345	489,813
Pool# 773527 4.00%, 10/15/41	530,996	571,191
Pool# 762412 4.00%, 11/15/41	286,361	308,037
Pool# 779718 4.00%, 11/15/41	253,148	272,310
Pool# 552649 4.00%, 12/15/41	642,875	691,538
Pool# 778869 4.00%, 02/15/42	998,305	1,076,056
Government National Mortgage Association I Pool TBA
3.50%, 04/15/42	2,000,000	2,084,062
4.50%, 04/15/42	3,000,000	3,263,907
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	3,913,388	4,354,946
Pool# G24245 6.00%, 09/20/38	1,964,419	2,211,753
Pool# G24559 5.00%, 10/20/39	3,518,944	3,879,706
Pool# G24715 5.00%, 06/20/40	787,843	868,859
Pool# G24747 5.00%, 07/20/40	9,706,534	10,704,683
Pool# G24771 4.50%, 08/20/40	8,098,937	8,825,066
Pool# G24802 5.00%, 09/20/40	5,416,397	5,973,379
Pool# G24834 4.50%, 10/20/40	1,672,031	1,821,940
Pool# 737727 4.00%, 12/20/40	4,469,850	4,822,752
Pool# 737730 4.00%, 12/20/40	1,180,577	1,273,786
Pool# G24922 4.00%, 01/20/41	1,796,245	1,932,448
Pool# G24923 4.50%, 01/20/41	2,480,419	2,706,682
Pool# G24978 4.50%, 03/20/41	432,962	472,457
Pool# G25017 4.50%, 04/20/41	5,302,574	5,786,273
Pool# G25056 5.00%, 05/20/41	1,709,926	1,887,365
Pool# G25082 4.50%, 06/20/41	1,794,933	1,958,666
Pool# G25175 4.50%, 09/20/41	1,893,483	2,066,206
Pool# G25232 3.50%, 11/20/41	991,743	1,035,226
Pool# G25259 4.00%, 12/20/41	4,983,747	5,355,418
Government National Mortgage Association II Pool TBA
3.50%, 04/15/42	4,000,000	4,168,125
4.00%, 04/15/42	2,000,000	2,145,625

Total U.S. Government Mortgage Backed Agencies (cost $574,038,524)		595,836,935

U.S. Government Sponsored & Agency Obligations 5.8%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17(b)	695,000	818,522
Federal Home Loan Banks 3.63%, 10/18/13	5,000,000	5,250,615
0.38%, 11/27/13	25,000,000	25,005,075
4.88%, 05/17/17(b)	1,125,000	1,334,088
5.25%, 06/05/17	7,000,000	8,356,705
5.50%, 07/15/36	1,500,000	1,881,834
Federal Home Loan Mortgage Corp. 4.38%, 07/17/15	7,214,000	8,069,465
3.75%, 03/27/19(b)	1,870,000	2,098,290
6.75%, 09/15/29	557,000	792,377
6.25%, 07/15/32	1,245,000	1,724,723
Federal National Mortgage Association 1.50%, 06/26/13	7,680,000	7,796,413
1.25%, 08/20/13	8,500,000	8,605,689
2.50%, 05/15/14(b)	4,800,000	5,014,608
0.65%, 08/28/14	8,400,000	8,404,393
3.00%, 09/16/14	5,325,000	5,653,340
0.50%, 09/19/14	7,000,000	7,008,911
4.63%, 10/15/14	1,779,000	1,962,296
4.38%, 10/15/15	1,618,000	1,822,226
5.38%, 06/12/17	1,995,000	2,402,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Financing Corp. (FICO) 9.80%, 11/30/17	$18,000	$25,831
Tennessee Valley Authority 6.25%, 12/15/17	50,000	63,102
4.50%, 04/01/18	4,635,000	5,399,474
4.88%, 01/15/48	500,000	567,943

Total U.S. Government Sponsored & Agency Obligations (cost $104,415,360)		110,058,107

U.S. Treasury Bonds 6.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17(b)	124,000	171,440
8.13%, 08/15/19(b)	1,900,000	2,759,898
8.50%, 02/15/20(b)	2,138,000	3,203,994
8.00%, 11/15/21(b)	3,710,000	5,635,431
6.25%, 08/15/23	17,181,000	23,795,685
6.88%, 08/15/25(b)	1,613,000	2,383,964
5.38%, 02/15/31	5,337,000	7,178,265
4.50%, 02/15/36	2,620,000	3,198,038
5.00%, 05/15/37	305,000	399,836
3.50%, 02/15/39	2,285,000	2,373,900
4.25%, 05/15/39	5,595,000	6,591,609
4.50%, 08/15/39	2,380,000	2,915,500
4.38%, 11/15/39(b)	8,245,000	9,906,879
4.63%, 02/15/40	7,395,000	9,235,660
4.38%, 05/15/40	2,600,000	3,124,469
3.88%, 08/15/40	1,000,000	1,106,094
4.25%, 11/15/40	3,400,000	4,004,031
4.75%, 02/15/41	7,400,000	9,431,529
4.38%, 05/15/41	1,500,000	1,803,282
3.75%, 08/15/41	10,000,000	10,810,940
3.13%, 11/15/41	9,600,000	9,208,502

Total U.S. Treasury Bonds (cost $105,301,052)		119,238,946

U.S. Treasury Notes 27.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 05/31/13(b)	20,000,000	20,057,820
0.13%, 08/31/13	15,000,000	14,966,010
0.13%, 09/30/13	15,000,000	14,961,915
0.50%, 10/15/13(b)	11,000,000	11,032,230
0.25%, 10/31/13	20,000,000	19,981,240
0.25%, 11/30/13	10,000,000	9,989,450
0.13%, 12/31/13	17,000,000	16,941,554
0.25%, 01/31/14	10,000,000	9,985,550
1.88%, 02/28/14(b)	15,000,000	15,435,930
1.75%, 03/31/14(b)	7,655,000	7,867,304
1.88%, 04/30/14(b)	10,525,000	10,850,622
2.25%, 05/31/14(b)	14,000,000	14,560,000
2.38%, 08/31/14	1,302,000	1,362,319
2.38%, 09/30/14	5,605,000	5,871,675
0.38%, 11/15/14	18,000,000	17,955,000
2.13%, 11/30/14	5,230,000	5,456,768
0.25%, 02/15/15(b)	6,500,000	6,453,278
4.00%, 02/15/15	3,250,000	3,571,191
2.38%, 02/28/15	5,225,000	5,502,578
2.50%, 04/30/15	7,475,000	7,916,488
4.13%, 05/15/15(b)	1,748,000	1,939,597
1.75%, 07/31/15(b)	9,860,000	10,224,357
1.25%, 08/31/15(b)	14,800,000	15,113,346
1.25%, 09/30/15	6,700,000	6,837,665
4.50%, 11/15/15(b)	6,372,000	7,238,197
1.38%, 11/30/15	7,000,000	7,168,434
2.13%, 02/29/16	3,500,000	3,683,477
2.38%, 03/31/16(b)	2,000,000	2,124,218
2.00%, 04/30/16	9,000,000	9,428,202
3.25%, 06/30/16	6,135,000	6,742,745
1.00%, 08/31/16	15,000,000	15,064,455
3.00%, 08/31/16(b)	14,000,000	15,263,276
1.00%, 09/30/16	4,000,000	4,013,436
3.00%, 09/30/16	2,460,000	2,683,129
0.88%, 11/30/16	7,000,000	6,970,467
0.88%, 12/31/16	7,500,000	7,460,745
3.25%, 12/31/16(b)	12,650,000	13,970,344
0.88%, 01/31/17(b)	4,000,000	3,975,312
4.63%, 02/15/17(b)	6,365,000	7,453,020
0.88%, 02/28/17(b)	11,500,000	11,419,143
3.00%, 02/28/17(b)	2,475,000	2,708,578
1.00%, 03/31/17	6,000,000	5,987,346
4.50%, 05/15/17	5,775,000	6,756,750
2.50%, 06/30/17	3,530,000	3,776,274
1.88%, 08/31/17(b)	5,000,000	5,182,810
4.25%, 11/15/17	3,710,000	4,318,381
2.25%, 11/30/17	4,400,000	4,641,657
2.38%, 05/31/18(b)	8,000,000	8,467,504
1.38%, 09/30/18	13,000,000	12,913,667
1.38%, 11/30/18(b)	5,000,000	4,952,735
1.38%, 12/31/18(b)	8,000,000	7,915,624
3.63%, 08/15/19(b)	26,080,000	29,598,766
3.38%, 11/15/19(b)	5,360,000	5,983,936
3.63%, 02/15/20	6,430,000	7,294,031
3.50%, 05/15/20(b)	25,400,000	28,571,038
3.13%, 05/15/21	5,000,000	5,442,190
2.13%, 08/15/21	1,500,000	1,498,945

Total U.S. Treasury Notes (cost $506,862,342)		525,502,719

Yankee Dollars 0.5%

	Principal Amount	Market Value

Chemicals 0.0%†
Agrium, Inc., 6.13%, 01/15/41	150,000	173,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$125,000	$150,585

		324,069

Commercial Banks 0.1%
BBVA US Senior SAU, 3.25%, 05/16/14	600,000	598,186
Westpac Banking Corp., 4.63%, 06/01/18	147,000	154,239

		752,425

Consumer Finance 0.0%†
ORIX Corp., 5.00%, 01/12/16	200,000	210,707

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	310,450
8.88%, 03/01/26	156,000	235,843

		546,293

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	81,919

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	571,253
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	886,048

		1,457,301

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	98,963
Rio Tinto Alcan, Inc., 4.50%, 05/15/13	372,000	387,748
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,951
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	184,953

		777,615

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	308,277
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	429,445
Encana Corp. 4.75%, 10/15/13	339,000	356,565
6.50%, 08/15/34	350,000	372,567
Nexen, Inc. 5.88%, 03/10/35	133,000	137,458
6.40%, 05/15/37	350,000	384,817
Petro-Canada, 5.95%, 05/15/35	271,000	312,433
Statoil ASA, 6.80%, 01/15/28	350,000	445,603
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	967,289
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	161,837
5.75%, 05/15/35	350,000	361,672

		4,237,963

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	400,000	405,024

Road & Rail 0.0%†
Canadian National Railway Co. 6.90%, 07/15/28	242,000	318,712
6.20%, 06/01/36	236,000	299,081

		617,793

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	105,881

Total Yankee Dollars (cost $8,455,206)		9,516,990

Mutual Fund 5.3%

	Shares	Market Value

Money Market Fund 5.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(g)	101,491,057	101,491,057

Total Mutual Fund (cost $101,491,057)		101,491,057

Repurchase Agreements 0.7%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $10,000,142, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 14.00%, maturing 05/15/12 - 03/20/42; total market value $10,200,000.(h)	10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $2,473,923, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $2,523,400.(h)	2,473,902	2,473,902

Total Repurchase Agreements (cost $12,473,902)		12,473,902

Total Investments (cost $1,892,339,041)(i) — 105.0%		1,993,006,206
Liabilities in excess of other assets — (5.0)%		(95,354,458)

NET ASSETS — 100.0%		$1,897,651,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $269,897,366, which was collateralized by repurchase agreements with a value of $12,473,902 and $262,250,770 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.00% to 9.50% and maturity dates ranging from 01/15/15 to 03/20/61, a total value of $274,724,672.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date reflects the next call date.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2012.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $5,443,742 which represents 0.29% of net assets.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of March 31, 2012.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $12,473,902.
(i)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,893,803,016, tax unrealized appreciation and depreciation were $101,812,897 and $(2,609,707), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AEC	Aruba Exempt Corporation
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,804,538	$—	$2,804,538
Commercial Mortgage Backed Securities	—	38,296,854	—	38,296,854
Corporate Bonds	—	407,902,896	—	407,902,896
Municipal Bonds	—	17,709,301	—	17,709,301
Mutual Fund	101,491,057	—	—	101,491,057
Repurchase Agreements	—	12,473,902	—	12,473,902
Sovereign Bonds	—	52,173,961	—	52,173,961
U.S. Government Mortgage Backed Agencies	—	595,836,935	—	595,836,935
U.S. Government Sponsored & Agency Obligations	—	110,058,107	—	110,058,107
U.S. Treasury Bonds	—	119,238,946	—	119,238,946
U.S. Treasury Notes	—	525,502,719	—	525,502,719
Yankee Dollars	—	9,516,990	—	9,516,990

Total	$101,491,057	$1,891,515,149	$—	$1,993,006,206

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	515,906	$4,978,497
NVIT Multi-Manager International Value Fund, Class Y(a)	616,966	5,793,313
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	618,758	6,756,842
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	872,113	7,971,113
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	219,037	2,610,915
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	257,960	2,834,979
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	62,517	1,091,555
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	161,652	1,821,818
NVIT Multi-Manager Small Company Fund, Class Y(a)	37,675	714,325

Total Equity Funds (cost $31,905,285)		34,573,357

Fixed Income Funds 4.6%
NVIT Core Bond Fund, Class Y(a)	74,543	826,683
NVIT Core Plus Bond Fund, Class Y(a)	70,576	826,443

Total Fixed Income Funds (cost $1,608,528)		1,653,126

Total Mutual Funds (cost $33,513,813)		36,226,483

Total Investments (cost $33,513,813) (b) — 100.1%		36,226,483
Liabilities in excess of other assets — (0.1)%		(20,340)

NET ASSETS — 100.0%		$36,206,143

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $33,622,587, tax unrealized appreciation and depreciation were $2,700,412 and $(96,516), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$36,226,483	$—	$—	$36,226,483

Total	$36,226,483	$—	$—	$36,226,483

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 52.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	10,022,833	$96,720,336
NVIT Multi-Manager International Value Fund, Class Y(a)	12,224,178	114,785,035
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	17,127,195	187,028,972
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	25,148,852	229,860,504
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	4,251,924	50,682,938
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	7,309,170	80,327,777
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	943,835	16,479,366
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,928,680	33,006,228
NVIT Multi-Manager Small Company Fund, Class Y(a)	853,775	16,187,570

Total Equity Funds (cost $715,690,786)		825,078,726

Fixed Income Funds 43.8%
NVIT Core Bond Fund, Class Y(a)	20,313,850	225,280,598
NVIT Core Plus Bond Fund, Class Y(a)	19,231,915	225,205,727
NVIT Short-Term Bond Fund, Class Y(a)	22,720,265	238,562,780

Total Fixed Income Funds (cost $662,527,986)		689,049,105

Money Market Fund 3.7%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	58,631,965	58,631,965

Total Money Market Fund (cost $58,631,965)		58,631,965

Total Mutual Funds (cost $1,436,850,737)		1,572,759,796

Total Investments (cost $1,436,850,737)(c) — 100.0%		1,572,759,796
Liabilities in excess of other assets — 0.0%†		(484,723)

NET ASSETS — 100.0%		$1,572,275,073

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,437,571,700, tax unrealized appreciation and depreciation were $135,188,096 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,572,759,796	$—	$—	$1,572,759,796

Total	$1,572,759,796	$—	$—	$1,572,759,796

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 72.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,743,200	$209,821,884
NVIT Multi-Manager International Value Fund, Class Y(a)	27,780,085	260,854,999
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	33,772,074	368,791,050
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	46,760,484	427,390,824
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	10,247,240	122,147,102
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	12,685,494	139,413,575
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,729,731	47,661,095
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,352,928	71,597,501
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,234,710	23,410,095

Total Equity Funds (cost $1,482,062,588)		1,671,088,125

Fixed Income Funds 28.0%
NVIT Core Bond Fund, Class Y(a)	19,590,093	217,254,132
NVIT Core Plus Bond Fund, Class Y(a)	18,546,413	217,178,490
NVIT Short-Term Bond Fund, Class Y(a)	20,542,088	215,691,925

Total Fixed Income Funds (cost $628,520,576)		650,124,547

Total Mutual Funds (cost $2,110,583,164)		2,321,212,672

Total Investments (cost $2,110,583,164)(b) — 100.0%		2,321,212,672
Liabilities in excess of other assets — 0.0%†		(717,127)

NET ASSETS — 100.0%		$2,320,495,545

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $2,111,901,458, tax unrealized appreciation and depreciation were $209,311,214 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,321,212,672	$—	$—	$2,321,212,672

Total	$2,321,212,672	$—	$—	$2,321,212,672

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 21.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,384,228	$13,357,799
NVIT Multi-Manager International Value Fund, Class Y(a)	2,170,860	20,384,380
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,224,743	35,214,196
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,208,601	47,606,609
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	587,000	6,997,045
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,210,753	13,306,174

Total Equity Funds (cost $122,635,874)		136,866,203

Fixed Income Funds 70.6%
NVIT Core Bond Fund, Class Y(a)	11,214,680	124,370,806
NVIT Core Plus Bond Fund, Class Y(a)	10,618,066	124,337,555
NVIT Short-Term Bond Fund, Class Y(a)	18,812,135	197,527,422

Total Fixed Income Funds (cost $434,935,394)		446,235,783

Money Market Fund 7.7%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	48,544,708	48,544,708

Total Money Market Fund (cost $48,544,708)		48,544,708

Total Mutual Funds (cost $606,115,976)		631,646,694

Total Investments (cost $606,115,976)(c) — 100.0%		631,646,694
Liabilities in excess of other assets — 0.0%†		(208,675)

NET ASSETS — 100.0%		$631,438,019

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	At March 31, 2012, the tax basis cost of the Fund’s investments was $606,115,976, tax unrealized appreciation and depreciation were $25,530,718 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$631,646,694	$—	$—	$631,646,694

Total	$631,646,694	$—	$—	$631,646,694

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 62.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	15,842,521	$152,880,326
NVIT Multi-Manager International Value Fund, Class Y(a)	21,296,804	199,976,988
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	27,427,010	299,502,954
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	38,939,716	355,909,005
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,681,383	91,562,081
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,882,609	130,589,878
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,557,602	44,655,726
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,968,309	44,722,838
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,156,670	21,930,469

Total Equity Funds (cost $1,178,183,762)		1,341,730,265

Fixed Income Funds 34.9%
NVIT Core Bond Fund, Class Y(a)	22,011,450	244,106,984
NVIT Core Plus Bond Fund, Class Y(a)	20,838,937	244,023,946
NVIT Short-Term Bond Fund, Class Y(a)	25,002,545	262,526,720

Total Fixed Income Funds (cost $726,947,661)		750,657,650

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	59,554,572	59,554,572

Total Money Market Fund (cost $59,554,572)		59,554,572

Total Mutual Funds (cost $1,964,685,995)		2,151,942,487

Total Investments (cost $1,964,685,995)(c) — 100.0%		2,151,942,487
Liabilities in excess of other assets — 0.0%†		(670,633)

NET ASSETS — 100.0%		$2,151,271,854

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,965,382,980, tax unrealized appreciation and depreciation were $186,559,507 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,151,942,487	$—	$—	$2,151,942,487

Total	$2,151,942,487	$—	$—	$2,151,942,487

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 81.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	5,182,161	$50,007,854
NVIT Multi-Manager International Value Fund, Class Y(a)	5,875,777	55,173,550
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,448,650	70,419,255
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,826,962	80,678,432
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,834,394	21,865,981
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,644,743	29,065,727
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	488,355	8,526,670
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,515,580	17,080,588
NVIT Multi-Manager Small Company Fund, Class Y(a)	441,417	8,369,270

Total Equity Funds (cost $280,566,955)		341,187,327

Fixed Income Funds 18.5%
NVIT Core Bond Fund, Class Y(a)	2,619,612	29,051,496
NVIT Core Plus Bond Fund, Class Y(a)	2,480,153	29,042,596
NVIT Short-Term Bond Fund, Class Y(a)	1,830,401	19,219,205

Total Fixed Income Funds (cost $73,504,044)		77,313,297

Total Mutual Funds (cost $354,070,999)		418,500,624

Total Investments (cost $354,070,999)(b) — 100.0%		418,500,624
Liabilities in excess of other assets — 0.0%†		(143,503)

NET ASSETS — 100.0%		$418,357,121

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $354,684,055, tax unrealized appreciation and depreciation were $63,816,569 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$418,500,624	$—	$—	$418,500,624

Total	$418,500,624	$—	$—	$418,500,624

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 42.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,746,783	$26,506,455
NVIT Multi-Manager International Value Fund, Class Y(a)	4,305,857	40,431,997
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,759,248	62,890,987
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,599,028	87,735,118
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,165,189	13,889,054
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,403,955	26,419,468
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	601,879	6,783,172
NVIT Multi-Manager Small Company Fund, Class Y(a)	350,958	6,654,166

Total Equity Funds (cost $240,687,334)		271,310,417

Fixed Income Funds 52.9%
NVIT Core Bond Fund, Class Y(a)	10,305,445	114,287,380
NVIT Core Plus Bond Fund, Class Y(a)	9,756,404	114,247,486
NVIT Short-Term Bond Fund, Class Y(a)	10,514,669	110,404,024

Total Fixed Income Funds (cost $326,344,237)		338,938,890

Money Market Fund 4.7%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	30,152,950	30,152,950

Total Money Market Fund (cost $30,152,950)		30,152,950

Total Mutual Funds (cost $597,184,521)		640,402,257

Total Investments (cost $597,184,521)(c) — 100.0%		640,402,257
Liabilities in excess of other assets — 0.0%†		(210,201)
NET ASSETS — 100.0%		$640,192,056

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	At March 31, 2012, the tax basis cost of the Fund’s investments was $597,213,629, tax unrealized appreciation and depreciation were $43,188,628 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$640,402,257	$—	$—	$640,402,257

Total	$640,402,257	$—	$—	$640,402,257

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.2%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$2,000,000	$2,033,125

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.65%, 09/25/25(b)	223,210	222,357

Total Asset-Backed Securities (cost $2,218,471)		2,255,482

Collateralized Mortgage Obligations 17.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	12,819,510	13,500,248
Series 3451, Class VB, 5.00%, 05/15/28	10,000,000	10,796,556
Series 3036, Class TM, 4.50%, 12/15/34	10,000,000	10,699,755
Series 3334, Class MD, 5.00%, 06/15/35	10,000,000	10,367,259
Series 3189, Class PC, 6.00%, 08/15/35	10,000,000	10,986,971
Series 3665, Class KA, 3.00%, 05/15/36	5,852,194	6,090,431
Series 3540, Class LN, 4.50%, 04/15/38	13,665,637	14,725,093
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,780,923
Series 2010-86, Class VB, 3.00%, 05/25/28	6,675,156	6,961,679
Series 2005-53, Class MH, 5.50%, 03/25/34	9,985,307	10,612,636
Series 2007-74, Class QC, 6.00%, 02/25/36	13,652,000	14,609,278
Series 2007-6, Class PA, 5.50%, 02/25/37	5,301,003	5,855,691
Series 2007-66, Class AH, 6.00%, 07/25/37	5,613,263	5,747,898
Series 2010-122, Class TG, 3.00%, 04/25/39	6,860,476	7,098,452
Series 2009-78, Class BM, 4.00%, 06/25/39	7,040,708	7,385,858
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,798,294
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,458,994
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	13,190,893
Series 2010-112, Class QM, 2.50%, 09/20/39	6,778,744	6,991,435

Total Collateralized Mortgage Obligations (cost $185,565,037)		191,658,344

Commercial Mortgage Backed Securities 4.6%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(b)	700,000	751,968
Series 2005-6, Class AJ, 5.19%, 09/10/47(b)	730,000	744,063
Series 2005-6, Class A4, 5.19%, 09/10/47(b)	2,500,000	2,791,683
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	1,000,000	1,075,316
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	1,700,000	1,847,718
Series 2006-T22, Class AM, 5.54%, 04/12/38(b)	500,000	534,294
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(b)	2,000,000	2,228,864
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	2,443,264	2,597,468
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,531,878
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,000,000	3,301,260
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	744,322
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)	1,500,000	1,618,327
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,253,230
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,090,294
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(b)	1,000,000	1,067,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(b)	$1,359,000	$1,520,610
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,631,665
Series 2004-C4, Class A3, 5.13%, 06/15/29(b)	383,384	392,485
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,266,513
Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	1,500,000	1,502,772
Series 2007-C6, Class A2, 5.85%, 07/15/40	719,081	729,619
Series 2008-C1, Class A2, 6.15%, 04/15/41(b)	1,500,000	1,751,812
Morgan Stanley Capital I Series 2005-T19, Class A3, 4.83%, 06/12/47	170,146	170,089
Series 2005-T19, Class AJ, 4.99%, 06/12/47(b)	1,000,000	1,026,146
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,015,604
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	2,500,000	2,766,435
Series 2006-T23, Class AM, 5.81%, 08/12/41(b)	1,479,000	1,613,818
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,144,407
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	2,500,000	2,666,530
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,392,562

Total Commercial Mortgage Backed Securities (cost $47,579,784)		50,769,262

Corporate Bonds 46.3%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,340,495

Airlines 0.4%
Continental Airlines Pass Through Trust Series 2006-1, Class G, 0.83%, 06/02/15(b)	3,852,498	3,698,398
Series 2002-2, Class A-1, 7.71%, 04/02/21	309,759	334,912

		4,033,310

Automobiles 0.6%
Daimler Finance North America LLC, 2.95%, 01/11/17(a)	6,000,000	6,218,574

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	1,956,858
6.88%, 11/15/19	1,500,000	1,911,971
SABMiller Holdings, Inc., 3.75%, 01/15/22(a)	6,000,000	6,104,166

		9,972,995

Biotechnology 1.8%
Amgen, Inc., 3.88%, 11/15/21	10,000,000	10,239,480
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,752,904

		19,992,384

Capital Markets 0.4%
Morgan Stanley 5.50%, 01/26/20	3,000,000	2,925,840
5.75%, 01/25/21	2,000,000	1,963,564

		4,889,404

Chemicals 2.5%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,608,116
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,071,114
Cytec Industries, Inc. 6.00%, 10/01/15	5,320,000	5,872,083
8.95%, 07/01/17	4,000,000	4,976,344
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	6,124,785
7.30%, 01/15/28	1,205,000	1,473,121

		28,125,563

Commercial Banks 7.6%
Bank of America NA, 6.10%, 06/15/17	11,800,000	12,607,887
Fifth Third Bancorp, 4.50%, 06/01/18	8,130,000	8,543,427
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,266,217
4.88%, 08/24/20	3,000,000	3,073,953
HSBC Holdings PLC 4.00%, 03/30/22	2,000,000	1,982,440
6.80%, 06/01/38	2,750,000	3,148,956
ING Bank NV, 5.13%, 05/01/15(a)	14,300,000	14,497,741
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,554,162
Nordea Bank AB, 4.88%, 05/13/21(a)	4,350,000	4,233,472
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,781,360
Standard Chartered Bank, 6.40%, 09/26/17(a)	9,155,000	10,110,965
SunTrust Bank, 0.78%, 08/24/15(b)	5,000,000	4,563,450

		84,364,030

Computers & Peripherals 0.8%
Hewlett-Packard Co. 4.65%, 12/09/21	5,500,000	5,753,742
4.05%, 09/15/22	3,000,000	2,987,784

		8,741,526

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 2.2%
American Honda Finance Corp. 2.50%, 09/21/15(a)	$3,000,000	$3,102,327
7.63%, 10/01/18(a)	4,000,000	5,077,940
Student Loan Marketing Association, 5.41%, 10/03/22	14,956,000	10,596,401
Toyota Motor Credit Corp. 4.50%, 06/17/20	3,250,000	3,572,744
3.40%, 09/15/21	2,000,000	2,054,076

		24,403,488

Diversified Financial Services 3.9%
Citigroup, Inc., 8.13%, 07/15/39	1,500,000	1,943,985
FMR LLC 7.49%, 06/15/19(a)	3,250,000	3,746,938
6.50%, 12/14/40(a)	3,000,000	3,185,427
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,335,520
5.30%, 02/11/21	6,000,000	6,498,198
4.65%, 10/17/21	5,000,000	5,321,600
Harley-Davidson Funding Corp., 6.80%, 06/15/18(a)	8,000,000	9,351,048
JPMorgan Chase & Co. 4.50%, 01/24/22	4,000,000	4,161,356
Series 1, 7.90%, 04/30/18(c)	1,000,000	1,095,520
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,625,820
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,412,954

		43,678,366

Diversified Telecommunication Services 0.7%
AT&T, Inc., 3.88%, 08/15/21	4,000,000	4,230,808
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,516,177

		7,746,985

Electric Utilities 0.9%
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,080,722
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,417,714
PacifiCorp, 5.65%, 07/15/18	1,500,000	1,790,114
PSEG Power LLC, 4.15%, 09/15/21	4,000,000	4,120,440

		10,408,990

Energy Equipment & Services 3.1%
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,027,918
Pride International, Inc., 6.88%, 08/15/20	2,500,000	3,048,662
Rowan Cos., Inc., 5.00%, 09/01/17	11,280,000	12,008,372
Transocean, Inc. 6.50%, 11/15/20	3,000,000	3,354,372
6.38%, 12/15/21	7,000,000	7,876,176
7.35%, 12/15/41	1,000,000	1,182,348
Weatherford International Ltd. 6.00%, 03/15/18	1,000,000	1,131,323
4.50%, 04/15/22	3,000,000	2,995,650
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,691,693

		34,316,514

Food & Staples Retailing 1.0%
CVS Pass Through Trust, 6.94%, 01/10/30	8,426,392	9,696,924
Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,250,000	1,512,961

		11,209,885

Food Products 0.6%
Grupo Bimbo SAB de CV, 4.50%, 01/25/22(a)	6,000,000	6,110,274

Health Care Providers & Services 0.5%
Aristotle Holding, Inc., 4.75%, 11/15/21(a)	5,000,000	5,351,090

Industrial Conglomerates 0.9%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,059,270

Insurance 1.8%
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	4,995,490
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,752,252
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	773,476
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,256,527
6.00%, 12/01/17	5,000,000	5,825,410

		19,603,155

Media 2.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22(a)	5,000,000	4,931,360
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,284,580
TCI Communications, Inc., 8.75%, 08/01/15	8,000,000	9,851,736
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	3,965,315
4.00%, 09/01/21	7,000,000	7,172,102

		30,205,093

Metals & Mining 2.4%
Allegheny Technologies, Inc. 9.38%, 06/01/19	2,246,000	2,835,889
5.95%, 01/15/21	3,500,000	3,793,689
ArcelorMittal, 5.50%, 03/01/21	3,850,000	3,778,679
Barrick Gold Corp., 5.25%, 04/01/42(a)	2,000,000	1,995,843
Kinross Gold Corp., 5.13%, 09/01/21(a)	11,887,000	12,070,012
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	2,095,288

		26,569,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multi-Utilities 0.9%
DTE Energy Co., 1.18%, 06/03/13(b)	$10,000,000	$10,037,500

Office Electronics 1.0%
Xerox Corp. 1.32%, 05/16/14(b)	7,500,000	7,442,040
6.35%, 05/15/18	3,500,000	4,060,882

		11,502,922

Oil, Gas & Consumable Fuels 3.6%
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,237,752
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,433,595
5.20%, 02/01/22	4,000,000	4,184,628
6.50%, 02/01/42	2,000,000	2,107,462
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,102,877
5.50%, 02/15/20	5,000,000	5,373,005
4.65%, 02/15/22	5,000,000	5,234,275
Williams Partners LP, 5.25%, 03/15/20	7,000,000	7,716,709

		39,390,303

Pharmaceuticals 1.0%
Hospira, Inc., 6.05%, 03/30/17	9,499,000	10,575,066

Real Estate Investment Trusts (REITs) 1.1%
CommonWealth REIT 6.25%, 06/15/17	1,250,000	1,331,090
6.65%, 01/15/18	7,500,000	8,066,393
National Retail Properties, Inc., 6.88%, 10/15/17	2,580,000	2,941,703

		12,339,186

Road & Rail 0.5%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,160,040

Tobacco 2.0%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,299,732
Lorillard Tobacco Co., 6.88%, 05/01/20	10,000,000	11,749,590
Reynolds American, Inc., 7.63%, 06/01/16	4,700,000	5,640,963

		21,690,285

Total Corporate Bonds (cost $492,320,746)		512,036,093

Municipal Bonds 1.7%

	Principal Amount	Market Value
California 1.0%
State of California, 5.70%, 11/01/21	10,250,000	11,579,425

Illinois 0.7%
County of Cook IL, Series C, 6.21%, 11/15/33	7,020,000	7,621,614

Total Municipal Bonds (cost $18,374,454)		19,201,039

Sovereign Bond 1.2%

	Principal Amount	Market Value
ISRAEL 1.2%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	13,268,064

Total Sovereign Bond (cost $13,281,949)		13,268,064

U.S. Government Mortgage Backed Agencies 6.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# A85748 5.00%, 04/01/39	6,007,736	6,470,799
Pool# G08473 3.50%, 01/01/42	24,888,445	25,526,586
Federal National Mortgage Association Pool
Pool# 873863 5.50%, 05/01/16	4,663,377	4,890,230
Pool# 464279 4.30%, 07/01/21	3,376,675	3,653,247
Pool# AA4433 4.50%, 03/01/39	8,979,806	9,553,854
Pool# AH1422 4.00%, 01/01/41	9,565,549	10,040,162
Pool# AK1082 3.50%, 01/01/42	14,928,319	15,346,072

Total U.S. Government Mortgage Backed Agencies (cost $74,511,409)		75,480,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

U.S. Government Sponsored & Agency Obligations 18.8%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(a)	$8,225,000	$9,663,783
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,517,700
Federal Home Loan Banks 3.00%, 06/24/13	20,000,000	20,664,500
3.13%, 12/13/13	10,000,000	10,465,870
2.75%, 03/13/15	5,000,000	5,305,820
3.63%, 03/12/21	8,000,000	8,750,832
5.00%, 03/12/21	5,000,000	5,987,380
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,244,400
5.35%, 08/01/15	13,000,000	14,908,452
2.25%, 01/23/17	10,000,000	10,288,460
Federal National Mortgage Association 3.25%, 04/09/13	2,500,000	2,578,255
4.38%, 10/15/15	24,000,000	27,029,304
3.24%, 06/01/17	6,000,000	5,521,680
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,582,460
2.25%, 12/15/17	7,000,000	7,279,006
4.30%, 12/15/21	20,000,000	22,941,620
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,250,790

Total U.S. Government Sponsored & Agency Obligations (cost $197,442,368)		207,980,312

U.S. Treasury Bond 0.4%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,790,236

Total U.S. Treasury Bond (cost $3,277,484)		3,790,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

Yankee Dollars 1.9%

	Principal Amount	Market Value
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	$4,700,000	$5,065,745

Metals & Mining 0.3%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	3,022,483

Oil, Gas & Consumable Fuels 0.9%
Nexen, Inc. 6.20%, 07/30/19	3,500,000	4,061,897
7.40%, 05/01/28	3,000,000	3,398,097
6.40%, 05/15/37	2,250,000	2,473,825

		9,933,819

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.97%, 03/21/14(b)	3,300,000	3,308,514

Total Yankee Dollars (cost $20,446,389)		21,330,561

Mutual Fund 1.7%

	Shares	Market Value
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(d)	18,412,334	18,412,334

Total Mutual Fund (cost $18,412,334)		18,412,334

Total Investments (cost $1,073,430,425)(e) — 100.9%		1,116,182,677
Liabilities in excess of other assets — (0.9)%		(9,906,207)

NET ASSETS — 100.0%		$1,106,276,470

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $128,476,255 which represents 11.61% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,073,430,425, tax unrealized appreciation and depreciation were $44,200,442 and $(1,448,190), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AID	Agency for International Development
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,255,482	$—	$2,255,482
Collateralized Mortgage Obligations	—	191,658,344	—	191,658,344
Commercial Mortgage Backed Securities	—	50,769,262	—	50,769,262
Corporate Bonds	—	512,036,093	—	512,036,093
Municipal Bonds	—	19,201,039	—	19,201,039
Mutual Fund	18,412,334	—	—	18,412,334
Sovereign Bond	—	13,268,064	—	13,268,064
U.S. Government Mortgage Backed Agencies	—	75,480,950	—	75,480,950
U.S. Government Sponsored & Agency Obligations	—	207,980,312	—	207,980,312
U.S. Treasury Bond	—	3,790,236	—	3,790,236
Yankee Dollars	—	21,330,561	—	21,330,561

Total	$18,412,334	$1,097,770,343	$—	$1,116,182,677

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 2.3%

	Principal Amount	Market Value
Home Equity 1.3%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.69%, 09/25/35(a)	$4,255,000	$3,048,286
Series 2005-4, Class A2D, 0.56%, 12/25/35(a)	1,570,000	991,345
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.52%, 02/25/36(a)	7,480,000	3,954,511
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV3, 0.39%, 03/25/37(a)	4,450,000	3,349,475
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.39%, 05/25/36(a)	3,221,546	2,055,440

		13,399,057

Other 1.0%
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.34%, 03/25/47(a)	3,042,637	2,063,456
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4, 0.52%, 03/25/36(a)	3,600,000	2,467,602
Park Place Securities, Inc., Series 2004-WHQ2, Class M3, 0.93%, 02/25/35(a)	3,080,000	1,819,556
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, 0.47%, 01/25/36(a)	2,094,191	1,595,931
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 1.14%, 09/25/34(a)	2,410,000	1,573,810

		9,520,355

Total Asset-Backed Securities (cost $22,909,860)		22,919,412

Commercial Mortgage Backed Securities 12.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,100,000	1,234,715
Series 2006-5, Class A4, 5.41%, 09/10/47	4,000,000	4,437,784
Series 2006-6, Class A4, 5.36%, 10/10/45	4,500,000	4,970,732
Series 2007-3, Class A4, 5.63%, 06/10/49(a)	4,500,000	4,997,209
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,208,195
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	910,763
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	5,500,000	6,016,109
Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	860,794
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.00%, 12/10/49(a)	5,500,000	6,218,509
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,509,322
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	1,650,000	1,819,796
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	233,753
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	703,315
Series 2007-C3, Class A4, 5.71%, 06/15/39(a)	2,500,000	2,698,450
Series 2007-C4, Class A4, 5.79%, 09/15/39(a)	3,770,000	4,031,725
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,750,000	1,920,357
Series 2007-C3, Class A4, 5.82%, 05/15/46(a)	4,250,000	4,665,854
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(b)	1,451,299	1,542,896
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	7,825,000	8,637,752
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,913,375
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,799,492
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	853,002
Series 2006-GG6, Class A4, 5.55%, 04/10/38(a)	1,500,000	1,662,146

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
GS Mortgage Securities Corp. II (continued) Series 2006-GG8, Class A4, 5.56%, 11/10/39	$650,000	$732,300
Series 2007-GG10, Class A4, 5.79%, 08/10/45(a)	5,190,000	5,759,327
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	223,656	223,539
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,500,000	1,693,479
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,474,214
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,447,148
Series 2007-CB19, Class A4, 5.73%, 02/12/49(a)	4,500,000	5,063,040
Series 2007-CB20, Class A3, 5.82%, 02/12/51	2,640,000	2,797,761
Series 2007-LD11, Class A4, 5.82%, 06/15/49(a)	3,535,000	3,874,661
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,000,000	3,364,284
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,585,690
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	221,163
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	560,528
Series 2007-C6, Class A4, 5.86%, 07/15/40(a)	1,635,000	1,849,142
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49(a)	1,790,000	1,973,958
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,297,328
Series 2007-7, Class A4, 5.74%, 06/12/50(a)	3,435,000	3,722,293
Series 2007-8, Class A3, 5.97%, 08/12/49(a)	250,000	276,726
Morgan Stanley Capital I Series 2007-IQ14, Class A2, 5.61%, 04/15/49	1,951,116	2,001,386
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,430,509
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	322,271
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	273,492
Series 2007-C31, Class A4, 5.51%, 04/15/47	5,000,000	5,413,435
Series 2007-C33, Class A2, 5.85%, 02/15/51(a)	225,111	226,039

Total Commercial Mortgage Backed Securities (cost $117,755,694)		129,429,758

Corporate Bonds 29.7%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	2,415,000	2,542,722

Airlines 0.3%
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22	1,189,731	1,290,025
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.20%, 01/02/20	1,092,630	1,182,772
Delta Air Lines, Inc., 9.50%, 09/15/14(b)	118,000	125,670
United Air Lines, Inc., 9.88%, 08/01/13(b)	290,000	304,500

		2,902,967

Automobiles 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	520,000	522,600
Ford Motor Co., 9.98%, 02/15/47	70,000	91,350

		613,950

Beverages 1.0%
PepsiCo, Inc., 2.75%, 03/05/22	2,490,000	2,422,688
Pernod-Ricard SA 5.50%, 01/15/42(b)	2,620,000	2,633,923
2.95%, 01/15/17(b)	1,415,000	1,429,332
SABMiller Holdings, Inc., 3.75%, 01/15/22(b)	3,770,000	3,835,451

		10,321,394

Biotechnology 0.4%
Amgen, Inc., 5.15%, 11/15/41	3,530,000	3,544,229

Building Products 0.1%
USG Corp. 9.75%, 08/01/14(b)	230,000	253,000
8.38%, 10/15/18(b)	415,000	425,375

		678,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 1.6%
Goldman Sachs Group, Inc. (The) 5.75%, 01/24/22	$4,760,000	$4,896,802
6.75%, 10/01/37	2,610,000	2,550,161
Morgan Stanley, 5.63%, 09/23/19	8,330,000	8,233,530

		15,680,493

Chemicals 0.1%
Huntsman International LLC 8.63%, 03/15/20	230,000	257,025
8.63%, 03/15/21	200,000	224,500
Lyondell Chemical Co., 8.00%, 11/01/17	180,000	202,050
LyondellBasell Industries NV 5.00%, 04/15/19(b)	485,000	485,000
6.00%, 11/15/21(b)	120,000	126,000

		1,294,575

Commercial Banks 1.8%
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	435,000	456,844
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 02/23/17(b)	3,720,000	3,723,032
CIT Group, Inc. 4.75%, 02/15/15(b)	375,000	378,310
7.00%, 05/02/16(b)	210,000	210,525
6.63%, 04/01/18(b)	175,000	189,656
5.50%, 02/15/19(b)	675,000	688,500
DNB Bank ASA, 3.20%, 04/03/17(b)	4,305,000	4,321,966
HSBC Holdings PLC, 4.00%, 03/30/22	2,120,000	2,101,386
Russian Agricultural Bank OJSC Via RSHB Capital SA Reg. S, 9.00%, 06/11/14	200,000	222,000
Reg. S, 6.30%, 05/15/17	400,000	424,000
Svenska Handelsbanken AB, 2.88%, 04/04/17	1,880,000	1,879,391
Wells Fargo & Co., 1.25%, 02/13/15	3,175,000	3,162,043

		17,757,653

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	275,720	287,438
Ford Holdings LLC, 9.30%, 03/01/30	75,000	96,750
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	157,700
Pharmaceutical Product Development Inc., 9.50%, 12/01/19(b)	195,000	211,575
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	121,900
7.25%, 05/15/18	595,000	577,150
8.25%, 03/15/19	295,000	293,525
Seminole Indian Tribe of Florida, 7.75%, 10/01/17(b)	355,000	384,731

		2,130,769

Computers & Peripherals 1.1%
Hewlett-Packard Co. 2.35%, 03/15/15	3,625,000	3,693,908
2.60%, 09/15/17	3,820,000	3,817,647
4.65%, 12/09/21	2,945,000	3,080,867
Seagate HDD Cayman, 7.00%, 11/01/21(b)	230,000	247,250

		10,839,672

Consumer Finance 1.1%
Ally Financial, Inc. Series 8, 6.75%, 12/01/14	185,000	193,788
8.30%, 02/12/15	175,000	190,531
6.25%, 12/01/17	405,000	417,043
8.00%, 03/15/20	470,000	522,875
American Honda Finance Corp., 1.45%, 02/27/15(b)	7,515,000	7,549,915
Ford Motor Credit Co. LLC 6.63%, 08/15/17	525,000	581,770
8.13%, 01/15/20	560,000	676,897
International Lease Finance Corp. 5.65%, 06/01/14	310,000	315,425
8.63%, 09/15/15	155,000	170,500
8.75%, 03/15/17	255,000	283,687
6.25%, 05/15/19	300,000	296,124

		11,198,555

Containers & Packaging 0.0%†
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	315,000	354,375

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	155,000	157,325
7.00%, 05/20/22	465,000	474,300
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	323,950
Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	320,000	312,000

		1,267,575

Diversified Financial Services 2.8%
Bank of America Corp. 4.50%, 04/01/15	3,630,000	3,759,823
4.75%, 08/01/15	2,030,000	2,126,709
6.50%, 08/01/16	1,525,000	1,676,713
5.88%, 02/07/42	1,190,000	1,183,586
Citigroup, Inc. 2.65%, 03/02/15	2,935,000	2,934,466
6.13%, 11/21/17	2,740,000	3,058,281
General Electric Capital Corp., 5.90%, 05/13/14	5,320,000	5,847,388
Hexion US Finance Corp., 6.63%, 04/15/20(b)	375,000	383,437
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 01/15/18	60,000	62,400
8.00%, 01/15/18(b)	480,000	499,200
JPMorgan Chase & Co., 1.88%, 03/20/15	4,540,000	4,551,591
Lender Processing Services, Inc., 8.13%, 07/01/16	265,000	276,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Majapahit Holding BV, Reg. S, 7.88%, 06/29/37	$470,000	$588,675
Power Sector Assets & Liabilities Management Corp., Reg. S, 7.39%, 12/02/24	700,000	885,500

		27,834,694

Diversified Telecommunication Services 2.5%
AT&T, Inc., 6.55%, 02/15/39	2,220,000	2,701,649
CenturyLink, Inc., 5.80%, 03/15/22	375,000	366,191
Deutsche Telekom International Finance BV, 4.88%, 03/06/42(b)	2,615,000	2,470,359
France Telecom SA, 5.38%, 01/13/42	2,295,000	2,426,274
Frontier Communications Corp. 8.25%, 04/15/17	505,000	542,875
9.00%, 08/15/31	290,000	281,300
PAETEC Holding Corp., 8.88%, 06/30/17	115,000	124,775
Qwest Capital Funding, Inc., 6.88%, 07/15/28	205,000	195,942
Qwest Communications International, Inc., 7.13%, 04/01/18	410,000	437,675
Qwest Corp. 6.75%, 12/01/21	4,560,000	5,090,100
6.88%, 09/15/33	445,000	440,550
Sprint Capital Corp. 6.90%, 05/01/19	210,000	181,650
6.88%, 11/15/28	405,000	309,825
Telefonica Emisiones SAU 3.99%, 02/16/16	3,070,000	3,055,746
5.46%, 02/16/21	5,320,000	5,171,918
UPC Holding BV, 9.88%, 04/15/18(b)	400,000	442,000
Virgin Media Finance PLC Series 1, 9.50%, 08/15/16	92,000	103,730
8.38%, 10/15/19	220,000	246,400
5.25%, 02/15/22	365,000	361,806
West Corp., 7.88%, 01/15/19	175,000	186,375
Windstream Corp. 8.13%, 08/01/13	70,000	74,550
7.75%, 10/01/21	360,000	385,200

		25,596,890

Electric Utilities 2.0%
CMS Energy Corp., 2.75%, 05/15/14	4,470,000	4,471,935
Comision Federal de Electricidad, 4.88%, 05/26/21(b)	1,695,000	1,796,700
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,595,000	6,777,761
Georgia Power Co., 4.30%, 03/15/42	2,065,000	2,019,622
Ipalco Enterprises, Inc. 7.25%, 04/01/16(b)	385,000	419,650
5.00%, 05/01/18	310,000	308,450
Progress Energy, Inc., 3.15%, 04/01/22	1,915,000	1,871,799
SCANA Corp., 4.13%, 02/01/22	2,460,000	2,461,240

		20,127,157

Electronic Equipment, Instruments & Components 0.4%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	4,090,000	4,114,241
NXP BV/NXP Funding LLC, 9.75%, 08/01/18(b)	150,000	169,500

		4,283,741

Food & Staples Retailing 0.0%†
Rite Aid Corp., 9.75%, 06/12/16	155,000	171,663
SUPERVALU, Inc., 8.00%, 05/01/16	190,000	199,025

		370,688

Food Products 0.4%
Flowers Foods, Inc., 4.38%, 04/01/22	4,135,000	4,117,464

Gas Utilities 0.7%
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22(b)	245,000	246,838
El Paso Corp. 7.00%, 06/15/17	295,000	328,495
7.80%, 08/01/31	240,000	272,786
7.75%, 01/15/32	60,000	68,325
Energy Transfer Equity LP, 7.50%, 10/15/20	765,000	849,150
Enterprise Products Operating LLC, 5.95%, 02/01/41	1,250,000	1,392,551
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	2,030,000	2,255,842
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	487,275
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	333,112
Southern Star Central Corp., 6.75%, 03/01/16	430,000	436,450

		6,670,824

Health Care Providers & Services 1.1%
Aristotle Holding, Inc. 3.50%, 11/15/16(b)	1,840,000	1,921,970
2.65%, 02/15/17(b)	6,285,000	6,356,027
Biomet, Inc., 10.38%, 10/15/17	215,000	231,663
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19(b)	220,000	226,600
5.88%, 01/31/22(b)	75,000	77,062
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18(b)	155,000	168,950
HCA, Inc. 8.50%, 04/15/19	185,000	205,581
6.50%, 02/15/20	810,000	850,500
5.88%, 03/15/22	160,000	160,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. 6.25%, 11/01/18(b)	$485,000	$500,763
8.88%, 07/01/19	100,000	112,000

		10,811,316

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	215,000	241,338
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 01/15/16	665,000	701,575
7.63%, 01/15/16(b)	65,000	68,412
FireKeepers Development Authority, 13.88%, 05/01/15(b)	300,000	333,750
MGM Resorts International 11.13%, 11/15/17	365,000	412,906
9.00%, 03/15/20	325,000	361,563
7.75%, 03/15/22	580,000	590,150
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	245,000	256,637
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	302,400
Wyndham Worldwide Corp., 6.00%, 12/01/16	3,000	3,344

		3,272,075

Household Durables 0.1%
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19(b)	160,000	166,400
Standard Pacific Corp., 8.38%, 05/15/18	300,000	319,125

		485,525

Information Technology Services 0.0%†
Fidelity National Information Services, Inc. 7.63%, 07/15/17	170,000	186,150
7.88%, 07/15/20	95,000	105,450
First Data Corp., 7.38%, 06/15/19(b)	145,000	147,719

		439,319

Insurance 0.9%
Berkshire Hathaway, Inc., 3.40%, 01/31/22	2,545,000	2,568,681
Lincoln National Corp., 4.20%, 03/15/22	3,595,000	3,604,326
Prudential Financial, Inc., 3.88%, 01/14/15	2,685,000	2,827,313

		9,000,320

Machinery 0.0%†
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	187,000
Terex Corp., 6.50%, 04/01/20	165,000	166,238

		353,238

Media 3.2%
AMC Networks, Inc., 7.75%, 07/15/21(b)	120,000	133,800
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	490,000	525,525
7.00%, 01/15/19	155,000	164,300
8.13%, 04/30/20	355,000	394,050
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	430,000	461,713
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	595,000	652,269
CSC Holdings LLC 8.50%, 04/15/14	95,000	105,688
7.88%, 02/15/18	80,000	89,400
6.75%, 11/15/21(b)	300,000	312,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 2.40%, 03/15/17(b)	4,805,000	4,762,360
5.00%, 03/01/21	1,475,000	1,598,605
6.00%, 08/15/40	2,995,000	3,198,265
DISH DBS Corp. 7.13%, 02/01/16	70,000	77,437
7.88%, 09/01/19	185,000	212,750
6.75%, 06/01/21	60,000	64,650
Gannett Co., Inc. 9.38%, 11/15/17	150,000	169,125
7.13%, 09/01/18	780,000	820,950
Lamar Media Corp. 9.75%, 04/01/14	230,000	258,750
5.88%, 02/01/22(b)	140,000	142,450
NBCUniversal Media LLC, 6.40%, 04/30/40	2,820,000	3,391,208
Sirius XM Radio, Inc., 8.75%, 04/01/15(b)	100,000	113,500
Time Warner Cable, Inc. 6.75%, 07/01/18	4,040,000	4,929,192
5.50%, 09/01/41	3,295,000	3,451,605
Time Warner, Inc. 6.10%, 07/15/40	2,275,000	2,546,082
5.38%, 10/15/41	1,870,000	1,964,790
Univision Communications, Inc., 6.88%, 05/15/19(b)	555,000	562,631
Videotron Ltee, 9.13%, 04/15/18	415,000	458,575
WMG Acquisition Corp. 9.50%, 06/15/16(b)	20,000	21,800
9.50%, 06/15/16	540,000	588,600
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	90,000	97,200

		32,269,645

Metals & Mining 1.3%
Alcoa, Inc., 5.40%, 04/15/21	3,735,000	3,859,435
ArcelorMittal 4.50%, 02/25/17	75,000	75,220
6.25%, 02/25/22	95,000	96,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Arch Coal, Inc. 8.75%, 08/01/16	$185,000	$194,250
7.25%, 06/15/21(b)	465,000	428,963
BHP Billiton Finance (USA) Ltd., 1.63%, 02/24/17	1,930,000	1,920,348
FMG Resources (August 2006) Pty Ltd., 6.00%, 04/01/17(b)	270,000	267,300
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/22	6,090,000	5,848,946
Peabody Energy Corp. 7.38%, 11/01/16	305,000	334,737
6.00%, 11/15/18(b)	125,000	122,500
United States Steel Corp., 6.65%, 06/01/37	109,000	91,560

		13,239,313

Multiline Retail 0.1%
J.C. Penney Corp., Inc., 5.65%, 06/01/20	160,000	156,400
Sears Holdings Corp., 6.63%, 10/15/18	445,000	395,494

		551,894

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 7.25%, 10/15/17(b)	930,000	985,800
NRG Energy, Inc. 7.63%, 01/15/18	710,000	711,775
7.88%, 05/15/21	500,000	480,000

		2,177,575

Office Electronics 0.9%
Xerox Corp. 2.95%, 03/15/17	1,600,000	1,616,763
4.50%, 05/15/21	7,685,000	7,905,898

		9,522,661

Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,980,000	2,282,736
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	31,650
9.50%, 02/15/15	285,000	326,325
6.50%, 08/15/17	30,000	31,950
6.88%, 08/15/18	450,000	463,500
6.63%, 08/15/20	5,000	5,088
6.13%, 02/15/21	195,000	193,050
Cimarex Energy Co. 7.13%, 05/01/17	410,000	422,300
5.88%, 05/01/22	285,000	290,700
Denbury Resources, Inc., 8.25%, 02/15/20	75,000	83,812
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	108,292
EXCO Resources, Inc., 7.50%, 09/15/18	570,000	507,300
Husky Energy, Inc., 5.90%, 06/15/14	4,015,000	4,394,594
KazMunayGas National Co.
Reg. S, 9.13%, 07/02/18	150,000	186,888
Reg. S, 6.38%, 04/09/21	250,000	276,137
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	440,000	474,100
7.75%, 02/01/21	220,000	228,250
NAK Naftogaz Ukraine, 9.50%, 09/30/14	95,000	91,913
Pemex Project Funding Master Trust 5.75%, 03/01/18	420,000	472,500
6.63%, 06/15/38	480,000	547,200
Petrobras International Finance Co., 5.75%, 01/20/20	3,000,000	3,323,400
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	440,000	333,300
Reg. S, 12.75%, 02/17/22	750,000	750,000
5.38%, 04/12/27	100,000	61,500
Phillips 66, 4.30%, 04/01/22(b)	3,420,000	3,478,821
Plains Exploration & Production Co. 7.63%, 06/01/18	290,000	308,125
6.63%, 05/01/21	295,000	312,700
Quicksilver Resources, Inc., 11.75%, 01/01/16	210,000	222,075
Range Resources Corp. 5.75%, 06/01/21	135,000	141,750
5.00%, 08/15/22	80,000	79,000
SandRidge Energy, Inc. 8.00%, 06/01/18(b)	265,000	270,300
7.50%, 03/15/21	320,000	315,200
WPX Energy, Inc., 5.25%, 01/15/17(b)	295,000	293,525

		21,307,981

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	243,128

Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19	235,000	250,863
Mylan, Inc. 7.63%, 07/15/17(b)	270,000	297,000
7.88%, 07/15/20(b)	115,000	128,225
Valeant Pharmaceuticals International 6.50%, 07/15/16(b)	280,000	284,900
6.75%, 10/01/17(b)	210,000	212,625
6.88%, 12/01/18(b)	135,000	136,012

		1,309,625

Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., 4.60%, 04/01/22	4,595,000	4,498,013
HCP, Inc., 5.38%, 02/01/21	2,550,000	2,747,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	$470,000	$498,200
5.88%, 03/15/24(b)	375,000	367,500

		8,111,545

Real Estate Management & Development 0.1%
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	425,000	465,375

Road & Rail 0.7%
CSX Corp., 4.75%, 05/30/42	1,355,000	1,314,105
ERAC USA Finance LLC 4.50%, 08/16/21(b)	2,530,000	2,594,474
7.00%, 10/15/37(b)	2,840,000	3,239,966
United Rentals (North America), Inc., 10.88%, 06/15/16	250,000	283,125
UR Financing Escrow Corp., 5.75%, 07/15/18(b)	55,000	56,306

		7,487,976

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	170,000	186,150

Tobacco 0.6%
Lorillard Tobacco Co., 8.13%, 06/23/19	5,230,000	6,493,552

Wireless Telecommunication Services 0.2%
Cricket Communications, Inc., 7.75%, 05/15/16	275,000	290,125
Sprint Nextel Corp., 7.00%, 03/01/20(b)	165,000	167,475
Vodafone Group PLC, 1.63%, 03/20/17	1,855,000	1,829,043

		2,286,643

Total Corporate Bonds (cost $294,025,281)		300,143,618

Sovereign Bonds 1.6%

	Principal Amount	Market Value

ARGENTINA 0.0%†
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)	6	2

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	800,000	892,000
Brazilian Government International Bond 7.88%, 03/07/15	150,000	178,950
5.63%, 01/07/41	270,000	311,175

		1,382,125

BULGARIA 0.0%†
Bulgaria Government International Bond, Reg. S, 8.25%, 01/15/15	160,000	181,400

COLOMBIA 0.1%
Colombia Government International Bond 8.25%, 12/22/14	300,000	353,250
7.38%, 01/27/17	100,000	123,750
6.13%, 01/18/41	250,000	306,250

		783,250

CROATIA 0.0%†
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	225,000	225,844

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, Reg. S, 7.50%, 05/06/21	100,000	103,000

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	100,000	87,500

EL SALVADOR 0.0%†
El Salvador Government International Bond Reg. S, 7.38%, 12/01/19	150,000	162,000
Reg. S, 7.65%, 06/15/35	100,000	101,900

		263,900

GABON 0.0%†
Gabonese Republic, Reg. S, 8.20%, 12/12/17	100,000	121,625

HUNGARY 0.0%†
Hungary Government International Bond 4.75%, 02/03/15	100,000	94,000
7.63%, 03/29/41	180,000	162,900

		256,900

INDONESIA 0.0%†
Indonesia Government International Bond, Reg. S, 6.75%, 03/10/14	300,000	325,500

LEBANON 0.0%†
Lebanon Government International Bond 9.13%, 03/12/13	100,000	106,125
6.38%, 03/09/20	300,000	318,750

		424,875

LITHUANIA 0.0%†
Lithuania Government International Bond, Reg. S, 7.38%, 02/11/20	366,000	428,220

MEXICO 0.3%
Mexico Government International Bond 5.88%, 02/17/14	200,000	217,200
3.63%, 03/15/22	2,345,000	2,397,762

		2,614,962

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	230,000	263,695
7.13%, 01/29/26	300,000	400,500
6.70%, 01/26/36	250,000	328,750

		992,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value

PERU 0.0%†
Peruvian Government International Bond, 8.75%, 11/21/33	$50,000	$77,550

PHILIPPINES 0.1%
Philippine Government International Bond 8.38%, 06/17/19	400,000	530,000
6.38%, 10/23/34	225,000	277,031

		807,031

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	203,000	220,316
6.38%, 07/15/19	150,000	174,375
5.13%, 04/21/21	350,000	373,800

		768,491

RUSSIA 0.1%
Russian Foreign Bond - Eurobond Reg. S, 5.00%, 04/29/20	200,000	213,170
Reg. S, 7.50%, 03/31/30(c)	434,200	519,412

		732,582

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	300,000	332,250
5.88%, 05/30/22	100,000	114,000

		446,250

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 6.25%, 10/04/20	150,000	149,250

SUPRANATIONAL 0.3%
European Investment Bank, 1.63%, 06/15/17	3,170,000	3,171,455

TURKEY 0.1%
Turkey Government International Bond 9.50%, 01/15/14	200,000	223,000
7.00%, 06/05/20	150,000	171,000
7.25%, 03/05/38	200,000	232,500

		626,500

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 6.58%, 11/21/16	550,000	475,750

URUGUAY 0.1%
Uruguay Government International Bond 6.88%, 09/28/25	330,000	425,700
7.88%, 01/15/33	200,000	279,000

		704,700

VENEZUELA 0.0%†
Venezuela Government International Bond, 9.38%, 01/13/34	400,000	333,000

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	200,000	218,500

Total Sovereign Bonds (cost $16,347,948)		16,703,107

U.S. Government Mortgage Backed Agencies 35.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	33,720	36,307
Pool# G13122 5.00%, 04/01/23	19,467	20,927
Pool# J07940 5.00%, 05/01/23	194,345	209,372
Pool# G13225 5.00%, 06/01/23	342,966	368,682
Pool# J07942 5.00%, 06/01/23	47,294	50,840
Pool# J08443 5.00%, 07/01/23	75,941	82,511
Pool# C91128 5.50%, 12/01/27	90,363	98,608
Pool# D98252 5.00%, 08/01/29	303,037	326,584
Pool# A14186 5.50%, 10/01/33	5,528	6,054
Pool# A82875 5.50%, 11/01/33	91,638	100,358
Pool# C01674 5.50%, 11/01/33	45,413	49,734
Pool# A23854 5.50%, 06/01/34	58,317	63,829
Pool# G08084 4.50%, 10/01/35	210,292	223,374
Pool# A39572 5.00%, 11/01/35	223,742	241,337
Pool# A39584 5.50%, 11/01/35	123,926	135,234
Pool# A49058 5.50%, 05/01/36	230,891	253,257
Pool# A52983 5.50%, 10/01/36	300,950	328,033
Pool# A61562 5.50%, 10/01/36	128,667	140,246
Pool# G02379 6.00%, 10/01/36	64,858	71,712
Pool# A57475 5.50%, 02/01/37	26,388	28,722
Pool# G02561 5.50%, 02/01/37	326,721	356,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A58420 5.50%, 03/01/37	$44,616	$48,561
Pool# G03400 5.50%, 03/01/37	988,219	1,077,154
Pool# A60064 5.50%, 04/01/37	395,135	430,078
Pool# G02791 5.50%, 04/01/37	24,145	26,281
Pool# G08204 5.50%, 06/01/37	48,027	52,274
Pool# A64594 5.50%, 07/01/37	202,186	220,066
Pool# G08210 6.00%, 07/01/37	390,365	431,003
Pool# A65518 6.00%, 09/01/37	471,050	520,088
Pool# A68546 5.50%, 11/01/37	303,652	330,505
Pool# G03432 5.50%, 11/01/37	36,713	39,960
Pool# A69653 5.50%, 12/01/37	97,700	106,340
Pool# A70591 5.50%, 12/01/37	384,194	418,169
Pool# G03616 6.00%, 12/01/37	118,313	130,629
Pool# A71374 5.50%, 01/01/38	61,482	67,265
Pool# A71604 5.50%, 01/01/38	1,212,692	1,319,933
Pool# A72378 5.50%, 01/01/38	1,135,744	1,236,180
Pool# G03927 5.50%, 01/01/38	65,715	71,526
Pool# A72243 5.00%, 02/01/38	14,279	15,393
Pool# A73996 5.50%, 02/01/38	1,337,068	1,454,891
Pool# G03812 5.50%, 02/01/38	4,211,050	4,583,444
Pool# G03964 5.50%, 02/01/38	423,478	460,795
Pool# A72499 6.00%, 02/01/38	46,287	51,105
Pool# A74793 5.00%, 03/01/38	160,278	172,757
Pool# A75432 5.50%, 03/01/38	439,518	480,446
Pool# G04220 5.50%, 03/01/38	105,717	115,066
Pool# G08256 5.50%, 03/01/38	44,226	48,123
Pool# G04156 6.00%, 03/01/38	98,995	109,301
Pool# A76127 5.50%, 04/01/38	1,551,133	1,687,819
Pool# A76483 5.50%, 04/01/38	1,070,406	1,164,730
Pool# G04248 5.50%, 04/01/38	801,962	872,631
Pool# G08263 5.50%, 04/01/38	64,474	70,155
Pool# A76211 6.00%, 04/01/38	11,702	12,921
Pool# A76684 5.00%, 05/01/38	189,884	204,668
Pool# A77391 5.00%, 05/01/38	307,901	331,874
Pool# A76939 5.50%, 05/01/38	126,566	137,719
Pool# A77057 5.50%, 05/01/38	97,382	105,963
Pool# A77208 5.50%, 05/01/38	116,681	126,963
Pool# A77796 5.50%, 05/01/38	3,196,972	3,478,689
Pool# G04305 5.50%, 05/01/38	1,629,063	1,772,616
Pool# A77648 5.50%, 06/01/38	27,668	30,106
Pool# A77937 5.50%, 06/01/38	945,854	1,029,203
Pool# A78624 5.50%, 06/01/38	664,971	723,568
Pool# G04458 5.50%, 06/01/38	284,345	309,402
Pool# A78076 6.00%, 06/01/38	130,216	143,772
Pool# A78454 6.00%, 06/01/38	182,377	201,363
Pool# A79197 5.00%, 07/01/38	43,855	47,270
Pool# A78982 5.50%, 07/01/38	146,019	158,886
Pool# A79018 5.50%, 07/01/38	324,509	353,104
Pool# A79806 5.50%, 07/01/38	75,497	82,150
Pool# A79816 5.50%, 07/01/38	89,303	97,173
Pool# G04471 5.50%, 07/01/38	391,331	425,815
Pool# A80779 5.50%, 08/01/38	337,860	367,632
Pool# G04817 5.00%, 09/01/38	26,807	28,894
Pool# A81743 5.50%, 09/01/38	318,510	346,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A82093 5.50%, 09/01/38	$148,382	$162,338
Pool# A82207 5.50%, 09/01/38	10,181	11,078
Pool# A82609 5.50%, 09/01/38	103,366	112,474
Pool# A82656 5.50%, 10/01/38	50,161	54,581
Pool# A82703 5.50%, 10/01/38	62,093	67,565
Pool# G04847 5.50%, 10/01/38	429,707	467,573
Pool# G05979 5.50%, 10/01/38	92,915	101,131
Pool# A82757 5.50%, 11/01/38	623,613	678,566
Pool# A82787 5.50%, 11/01/38	2,512,476	2,733,875
Pool# A83032 5.50%, 11/01/38	87,402	95,104
Pool# A83066 5.50%, 11/01/38	20,842	22,679
Pool# A83071 5.50%, 11/01/38	12,039	13,100
Pool# A83345 5.00%, 12/01/38	109,339	117,852
Pool# A83596 5.50%, 12/01/38	142,844	156,146
Pool# G05342 5.00%, 01/01/39	1,547,985	1,668,509
Pool# G08314 5.50%, 01/01/39	219,538	238,883
Pool# G05253 5.00%, 02/01/39	141,792	152,832
Pool# G05518 5.00%, 02/01/39	203,258	219,083
Pool# G08323 5.00%, 02/01/39	767,595	827,360
Pool# A84417 5.50%, 02/01/39	275,910	300,482
Pool# G05300 5.50%, 02/01/39	59,103	64,311
Pool# G05841 5.50%, 04/01/39	123,693	134,593
Pool# A87339 5.00%, 07/01/39	132,690	142,917
Pool# A87679 5.00%, 08/01/39	690,534	743,759
Pool# G05684 5.50%, 10/01/39	664,892	723,482
Pool# G08372
4.50%, 11/01/39	1,720,780	1,825,675
Pool# G05813 6.00%, 12/01/39	197,537	218,101
Pool# G05923 5.50%, 02/01/40	488,014	531,171
Pool# G06031 5.50%, 03/01/40	160,598	174,801
Pool# A91997 5.00%, 04/01/40	334,404	360,231
Pool# G06193 5.50%, 05/01/40	677,896	737,844
Pool# A92458 5.00%, 06/01/40	158,536	170,780
Pool# G08402 5.00%, 06/01/40	580,384	625,209
Pool# A92764 5.50%, 06/01/40	175,164	190,600
Pool# A93311 4.50%, 08/01/40	114,006	120,956
Pool# A95796 4.00%, 12/01/40	595,485	623,516
Pool# A96567 4.00%, 02/01/41	1,143,619	1,197,451
Pool# A96705 4.00%, 02/01/41	291,059	304,942
Pool# A97055 4.00%, 02/01/41	144,089	150,961
Pool# A97264 4.00%, 02/01/41	695,250	728,411
Pool# A97294 4.00%, 02/01/41	958,179	1,003,881
Pool# A97932 4.00%, 04/01/41	959,846	1,005,628
Pool# A97968 4.00%, 04/01/41	8,011,843	8,393,981
Pool# Q00628 4.50%, 05/01/41	365,967	388,275
Pool# Q00950 5.00%, 05/01/41	2,975,702	3,211,572
Pool# Q01198 5.50%, 06/01/41	219,586	239,554
Pool# Q01759 4.50%, 07/01/41	13,713,693	14,549,648
Pool# G06802 4.50%, 10/01/41	321,857	341,477
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 04/15/42	12,515,000	12,822,008
4.00%, 04/15/42	45,165,000	47,218,598
4.50%, 04/15/42	38,380,000	40,694,794
5.50%, 04/15/42	18,240,000	19,821,751
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	94,670	102,404
Pool# 982885 5.00%, 05/01/23	33,229	36,266

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 975884 5.00%, 06/01/23	$23,941	$25,897
Pool# 987214 5.00%, 07/01/23	9,364	10,129
Pool# 976243 5.00%, 08/01/23	24,911	26,946
Pool# 987456 5.00%, 08/01/23	29,146	31,719
Pool# 965102 5.00%, 09/01/23	16,680	18,043
Pool# 988300 5.00%, 09/01/23	54,798	59,124
Pool# 992021 5.00%, 10/01/23	36,791	39,797
Pool# 256640 5.50%, 03/01/27	139,911	152,793
Pool# 256676 5.50%, 04/01/27	144,396	157,690
Pool# 256896 5.50%, 09/01/27	124,659	136,136
Pool# 257075 5.50%, 02/01/28	133,514	145,807
Pool# 257282 5.50%, 07/01/28	753,768	822,462
Pool# 257367 5.50%, 09/01/28	290,148	316,591
Pool# 257451 5.50%, 11/01/28	60,444	65,952
Pool# 995477 5.50%, 01/01/29	146,837	160,219
Pool# 930997 4.50%, 04/01/29	853,610	909,379
Pool# AL0869 4.50%, 06/01/29	502,369	535,190
Pool# 932716 5.00%, 04/01/30	34,104	36,878
Pool# MA0436 5.50%, 04/01/30	274,567	299,332
Pool# 720679 5.00%, 06/01/33	50,071	54,214
Pool# 310100 5.00%, 08/01/33	1,171,827	1,268,786
Pool# 725027 5.00%, 11/01/33	238,564	258,303
Pool# 745944 5.00%, 12/01/33	429,961	465,537
Pool# 725422 5.00%, 04/01/34	245,253	265,546
Pool# 888283 5.00%, 08/01/34	3,537,115	3,835,491
Pool# 794978 5.50%, 10/01/34	339,047	372,012
Pool# 802813 5.00%, 11/01/34	47,547	51,459
Pool# AD0308 5.00%, 03/01/35	2,730,715	2,956,659
Pool# 735382 5.00%, 04/01/35	692,771	749,768
Pool# 735403 5.00%, 04/01/35	304,092	329,111
Pool# 255706 5.50%, 05/01/35	16,670	18,246
Pool# 735578 5.00%, 06/01/35	1,321,808	1,429,318
Pool# 735581 5.00%, 06/01/35	6,571,911	7,112,603
Pool# 735591 5.00%, 06/01/35	24,440	26,451
Pool# 735795 5.00%, 06/01/35	3,735,459	4,042,787
Pool# 310099 5.00%, 08/01/35	8,202,932	8,879,736
Pool# 825753 5.50%, 08/01/35	101,945	111,586
Pool# 834657 5.50%, 08/01/35	16,155	17,683
Pool# 835482 5.50%, 10/01/35	80,558	88,176
Pool# 863626 5.50%, 12/01/35	243,670	266,715
Pool# 745275 5.00%, 02/01/36	9,022,166	9,755,990
Pool# 852522 5.00%, 02/01/36	1,805,637	1,952,500
Pool# 865972 5.50%, 03/01/36	198,601	216,887
Pool# 891588 5.50%, 05/01/36	689,136	752,586
Pool# 745580 5.00%, 06/01/36	938,926	1,015,295
Pool# 885808 5.50%, 06/01/36	26,204	28,617
Pool# 745826 6.00%, 07/01/36	56,615	62,540
Pool# 897267 5.50%, 10/01/36	178,354	194,775
Pool# 899215 6.00%, 10/01/36	117,832	130,164
Pool# 310107 5.00%, 11/01/36	506,910	548,457
Pool# 831922 5.50%, 11/01/36	52,464	57,294
Pool# 256513 5.50%, 12/01/36	274,726	300,021
Pool# 903013 5.50%, 12/01/36	477,634	521,610
Pool# 920078 5.50%, 12/01/36	75,043	81,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 906869 6.00%, 12/01/36	$188,554	$208,288
Pool# 967685 5.50%, 01/01/37	246,845	270,845
Pool# 907683 5.50%, 02/01/37	292,851	319,357
Pool# 888222 6.00%, 02/01/37	119,033	131,492
Pool# 914049 6.00%, 03/01/37	618,885	683,659
Pool# 913304 5.50%, 04/01/37	120,036	130,901
Pool# 914752 5.50%, 04/01/37	166,240	181,286
Pool# 915952 5.50%, 04/01/37	121,471	132,997
Pool# 915970 5.50%, 04/01/37	130,084	141,858
Pool# 897640 5.50%, 05/01/37	238,627	260,224
Pool# 899509 5.50%, 05/01/37	236,916	258,359
Pool# 899528 5.50%, 05/01/37	451,688	492,570
Pool# 937090 5.50%, 05/01/37	231,532	252,488
Pool# 917988 6.00%, 05/01/37	291,098	321,019
Pool# 256748 5.50%, 06/01/37	132,555	144,552
Pool# 899562 5.50%, 06/01/37	177,691	193,773
Pool# 917141 5.50%, 06/01/37	177,900	194,279
Pool# 918659 5.50%, 06/01/37	407,626	446,303
Pool# 940764 5.50%, 06/01/37	217,142	236,796
Pool# 915639 6.00%, 06/01/37	480,004	529,342
Pool# 939984 6.00%, 06/01/37	501,812	553,392
Pool# 938175 5.50%, 07/01/37	61,775	67,366
Pool# 944635 5.50%, 07/01/37	251,658	274,436
Pool# 899598 6.00%, 07/01/37	52,567	57,970
Pool# 928483 6.00%, 07/01/37	477,584	526,674
Pool# 942052 6.00%, 07/01/37	202,942	223,802
Pool# 944526 6.00%, 07/01/37	225,301	248,459
Pool# 942290 5.50%, 08/01/37	276,451	301,472
Pool# 943463 5.50%, 08/01/37	270,607	295,099
Pool# 945218 5.50%, 08/01/37	18,338	19,997
Pool# 936895 6.00%, 08/01/37	23,682	26,116
Pool# 952277 5.50%, 09/01/37	5,975	6,516
Pool# 952276 6.00%, 09/01/37	486,501	537,723
Pool# 933131 5.50%, 10/01/37	150,988	164,654
Pool# 943640 5.50%, 10/01/37	14,748	16,083
Pool# 950992 5.50%, 10/01/37	23,022	25,106
Pool# 946923 6.00%, 10/01/37	497,629	548,778
Pool# 955770 6.00%, 10/01/37	64,021	70,601
Pool# 899871 5.50%, 11/01/37	276,140	301,133
Pool# 956010 5.50%, 11/01/37	144,997	158,121
Pool# 960117 5.50%, 11/01/37	6,666	7,269
Pool# 933166 6.00%, 11/01/37	1,384,429	1,527,686
Pool# 956411 6.00%, 11/01/37	192,942	212,774
Pool# 959983 6.00%, 11/01/37	390,412	430,542
Pool# 967276 5.00%, 12/01/37	88,603	95,782
Pool# 959454 5.50%, 12/01/37	465,094	507,189
Pool# 967254 5.50%, 12/01/37	449,952	490,676
Pool# 929018 6.00%, 12/01/37	336,849	371,472
Pool# 966419 6.00%, 12/01/37	200,576	221,193
Pool# 952035 5.50%, 01/01/38	273,650	298,418
Pool# 956081 5.50%, 01/01/38	527,382	575,115
Pool# 961181 5.50%, 01/01/38	99,709	108,734
Pool# 961256 5.50%, 01/01/38	298,638	325,667
Pool# 961311 5.50%, 01/01/38	322,805	352,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 969451 5.50%, 01/01/38	$237,843	$259,369
Pool# 961348 6.00%, 01/01/38	624,339	688,513
Pool# 965719 6.00%, 01/01/38	163,900	180,747
Pool# 889517 5.50%, 02/01/38	314,043	342,467
Pool# 960048 5.50%, 02/01/38	24,827	27,074
Pool# 969008 5.50%, 02/01/38	2,751,239	3,000,251
Pool# 969757 5.50%, 02/01/38	12,234	13,341
Pool# 969776 5.50%, 02/01/38	276,069	302,264
Pool# 972404 5.50%, 02/01/38	112,980	123,736
Pool# 972539 5.50%, 02/01/38	286,505	312,436
Pool# 972701 5.50%, 02/01/38	73,490	80,142
Pool# 933409 5.00%, 03/01/38	454,515	502,562
Pool# 961849 5.50%, 03/01/38	200,965	219,155
Pool# 962371 5.50%, 03/01/38	244,435	266,558
Pool# 973775 5.50%, 03/01/38	217,109	236,760
Pool# 974674 5.50%, 03/01/38	127,613	139,163
Pool# 975186 5.50%, 03/01/38	299,160	327,545
Pool# 961992 6.00%, 03/01/38	430,767	475,044
Pool# 970185 5.00%, 04/01/38	146,948	158,854
Pool# 933777 5.50%, 04/01/38	87,337	95,242
Pool# 972607 5.50%, 04/01/38	113,900	124,209
Pool# 973726 6.00%, 04/01/38	887,759	979,010
Pool# 929515 5.00%, 05/01/38	58,742	63,501
Pool# 962874 5.00%, 05/01/38	66,133	71,491
Pool# 982126 5.00%, 05/01/38	205,174	221,798
Pool# 969268 5.50%, 05/01/38	17,696	19,298
Pool# 970232 5.50%, 05/01/38	47,844	52,174
Pool# 975049 5.50%, 05/01/38	318,599	347,435
Pool# 995048 5.50%, 05/01/38	574,927	627,861
Pool# 889509 6.00%, 05/01/38	239,957	264,621
Pool# 889579 6.00%, 05/01/38	453,109	501,466
Pool# 889572 5.50%, 06/01/38	283,560	309,224
Pool# 933927 5.50%, 06/01/38	172,350	187,949
Pool# 963774 5.50%, 06/01/38	594,571	648,385
Pool# 976213 5.50%, 06/01/38	20,006	21,817
Pool# 979984 5.50%, 06/01/38	202,610	220,948
Pool# 983595 5.50%, 06/01/38	169,767	185,133
Pool# 983821 5.50%, 06/01/38	111,931	122,062
Pool# 984600 5.50%, 06/01/38	26,224	28,597
Pool# 984748 5.50%, 06/01/38	266,584	290,712
Pool# 985408 5.50%, 06/01/38	192,265	209,666
Pool# 985531 5.50%, 06/01/38	300,940	328,178
Pool# 985558 5.50%, 06/01/38	835,603	911,233
Pool# 985559 5.50%, 06/01/38	711,219	775,591
Pool# 985731 5.50%, 06/01/38	130,376	142,176
Pool# 986519 5.50%, 06/01/38	42,634	46,492
Pool# 934108 5.00%, 07/01/38	226,709	245,077
Pool# 889719 5.50%, 07/01/38	236,476	257,879
Pool# 934129 5.50%, 07/01/38	233,674	254,824
Pool# 934333 5.50%, 07/01/38	995,329	1,085,416
Pool# 934351 5.50%, 07/01/38	175,526	191,412
Pool# 963975 5.50%, 07/01/38	419,174	457,113
Pool# 981344 5.50%, 07/01/38	463,089	505,003
Pool# 986245 5.50%, 07/01/38	57,050	62,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 986264 5.50%, 07/01/38	$475,252	$518,267
Pool# 988029 5.00%, 08/01/38	116,359	125,786
Pool# 257306 5.50%, 08/01/38	275,018	299,909
Pool# 929831 5.50%, 08/01/38	748,946	816,732
Pool# 964970 5.50%, 08/01/38	219,076	238,904
Pool# 975697 5.50%, 08/01/38	80,045	87,290
Pool# 986062 5.50%, 08/01/38	58,411	63,698
Pool# 925973 6.00%, 08/01/38	56,655	62,479
Pool# 970818 5.50%, 09/01/38	309,251	337,241
Pool# 986938 5.50%, 09/01/38	110,784	120,811
Pool# 889955 5.50%, 10/01/38	226,070	246,531
Pool# 970650 5.50%, 10/01/38	482,640	526,323
Pool# 990786 5.50%, 10/01/38	121,712	132,728
Pool# 991863 5.50%, 10/01/38	202,394	220,712
Pool# 992032 5.50%, 10/01/38	161,912	176,566
Pool# 992471 5.50%, 10/01/38	39,155	42,699
Pool# 930071 6.00%, 10/01/38	2,437,672	2,688,234
Pool# 991002 6.00%, 10/01/38	33,385	36,900
Pool# 992035 6.00%, 10/01/38	116,670	128,662
Pool# 995077 5.00%, 11/01/38	2,644,367	2,858,622
Pool# 934645 5.50%, 11/01/38	509,774	555,913
Pool# 934665 5.50%, 11/01/38	552,533	602,543
Pool# 970809 5.50%, 11/01/38	258,852	282,280
Pool# 982274 5.50%, 11/01/38	440,135	479,971
Pool# 985805 5.50%, 11/01/38	216,354	235,936
Pool# 992272 5.50%, 11/01/38	174,155	190,680
Pool# 994168 5.50%, 11/01/38	19,648	21,426
Pool# 994637 5.50%, 11/01/38	1,157,905	1,262,706
Pool# 930253 5.50%, 12/01/38	514,625	561,203
Pool# 934249 5.50%, 12/01/38	168,327	183,563
Pool# 970929 5.50%, 12/01/38	448,858	489,484
Pool# 983842 5.50%, 12/01/38	169,784	185,151
Pool# 991434 5.50%, 12/01/38	169,334	184,660
Pool# 992676 5.50%, 12/01/38	345,030	376,258
Pool# 992944 5.50%, 12/01/38	124,294	135,544
Pool# AA0694 5.50%, 12/01/38	454,056	495,152
Pool# AD0385 5.50%, 12/01/38	128,705	140,554
Pool# 995245 5.00%, 01/01/39	92,955	100,487
Pool# 993100 5.50%, 01/01/39	202,082	220,372
Pool# 993111 5.50%, 01/01/39	422,165	460,374
Pool# AA1638 5.50%, 02/01/39	461,885	503,690
Pool# AD0306 5.50%, 03/01/39	75,495	82,328
Pool# 995672 4.50%, 04/01/39	5,382,612	5,726,703
Pool# AA4463 4.50%, 04/01/39	40,103	42,667
Pool# 995845 5.50%, 04/01/39	11,057	12,057
Pool# 935075 6.00%, 04/01/39	240,057	264,656
Pool# AC0017 5.50%, 09/01/39	40,277	43,923
Pool# AD0638 6.00%, 09/01/39	356,500	393,144
Pool# 190399 5.50%, 11/01/39	69,505	75,795
Pool# AE0392 5.50%, 12/01/39	261,227	285,335
Pool# AC5566 4.50%, 02/01/40	153,162	163,145
Pool# AB1316 5.50%, 05/01/40	485,832	529,805
Pool# AD6856 5.00%, 07/01/40	32,007	34,590
Pool# AD5283 4.50%, 09/01/40	114,887	122,375
Pool# AE6039 4.50%, 10/01/40	863,924	920,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AH4709 4.50%, 04/01/41	$385,694	$411,555
Pool# AI1193 4.50%, 04/01/41	423,985	452,414
Pool# AI4562 4.50%, 06/01/41	514,022	548,488
Pool# AI7921 4.50%, 08/01/41	111,928	119,433
Pool# AL1547 4.50%, 11/01/41	566,253	604,222
Federal National Mortgage Association Pool TBA
4.00%, 04/25/42	23,845,000	24,999,992
4.50%, 04/25/42	12,020,000	12,784,398
5.00%, 04/25/42	5,950,000	6,426,929
Government National Mortgage Association I Pool
Pool# 603581 5.50%, 04/15/33	70,394	79,436
Pool# 618988 6.00%, 06/15/34	46,649	53,001
Pool# 658029 6.00%, 07/15/36	14,646	16,534
Pool# 617456 6.00%, 03/15/37	26,215	29,596
Pool# 600658 5.50%, 05/15/37	58,630	65,603
Pool# 657732 5.50%, 05/15/37	41,978	47,200
Pool# 675407 5.50%, 07/15/37	59,959	67,090
Pool# 782185 6.00%, 09/15/37	13,358	15,081
Pool# 670824 6.00%, 12/15/37	27,253	30,768
Pool# 671189 6.00%, 12/15/37	28,313	31,964
Pool# 686034 5.50%, 04/15/38	57,250	64,050
Pool# 674084 5.00%, 05/15/38	143,068	158,182
Pool# 686342 6.00%, 05/15/38	16,473	18,598
Pool# 690847 5.50%, 06/15/38	47,853	53,537
Pool# 632219 5.50%, 07/15/38	35,670	39,907
Pool# 689694 5.50%, 07/15/38	63,071	70,562
Pool# 690435 5.50%, 07/15/38	72,808	81,438
Pool# 687727 6.00%, 07/15/38	42,681	48,186
Pool# 690310 6.00%, 07/15/38	35,530	40,157
Pool# 689575 6.50%, 07/15/38	96,575	110,817

Total U.S. Government Mortgage Backed Agencies (cost $354,993,813)		359,043,105

U.S. Government Sponsored & Agency Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,693,146
4.00%, 09/06/13	150,000	157,862
5.50%, 07/15/36	5,760,000	7,226,243

Total U.S. Government Sponsored & Agency Obligations (cost $9,043,641)		9,077,251

U.S. Treasury Bill 1.8%

	Principal Amount	Market Value
U.S. Treasury Bill, 0.08%, 08/23/12	18,000,000	17,991,432

Total U.S. Treasury Bill (cost $17,993,916)		17,991,432

U.S. Treasury Bonds 6.7%

	Principal Amount	Market Value
U.S. Treasury Bonds
6.88%, 08/15/25	11,605,000	17,151,830
4.50%, 02/15/36	3,160,000	3,857,175
U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/17	19,400,000	25,540,828
1.13%, 01/15/21	18,065,000	21,069,912

Total U.S. Treasury Bonds (cost $64,341,328)		67,619,745

U.S. Treasury Notes 6.7%

	Principal Amount	Market Value
U.S. Treasury Notes
0.38%, 09/30/12	15,000,000	15,015,825
1.13%, 12/15/12	20,000,000	20,130,460
2.38%, 10/31/14	1,360,000	1,426,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
3.13%, 01/31/17	$2,590,000	$2,847,179
3.63%, 08/15/19	25,195,000	28,594,360

Total U.S. Treasury Notes (cost $68,072,437)		68,014,018

Mutual Fund 18.7%

	Shares	Market Value
Money Market Fund 18.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(d)	189,307,382	189,307,382

Total Mutual Fund (cost $189,307,382)		189,307,382

Total Investments (cost $1,154,791,300)(e) — 116.7%		1,180,248,828
Liabilities in excess of other assets — (16.7)%		(168,575,002)

NET ASSETS — 100.0%		$1,011,673,826

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $66,032,753 which represents 6.53% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2012.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,155,352,798, tax unrealized appreciation and depreciation were $27,802,994 and $(2,906,964), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ASA	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
122	90 Day Eurodollar	12/15/14	$30,092,825	$33,550
Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(24)	U.S. Treasury 10 Year Note	06/20/12	$ (3,107,625)	$ 34,500
(436)	U.S. Treasury 5 Year Note	06/29/12	(53,427,031)	186,242

			$(56,534,656)	$220,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$22,919,412	$—	$22,919,412
Commercial Mortgage Backed Securities	—	129,429,758	—	129,429,758
Corporate Bonds	—	300,143,618	—	300,143,618
Futures Contracts	254,292	—	—	254,292
Mutual Fund	189,307,382	—	—	189,307,382
Sovereign Bonds	—	16,703,107	—	16,703,107
U.S. Government Mortgage Backed Agencies	—	359,043,105	—	359,043,105
U.S. Government Sponsored & Agency Obligations	—	9,077,251	—	9,077,251
U.S. Treasury Bill	—	17,991,432	—	17,991,432
U.S. Treasury Bonds	—	67,619,745	—	67,619,745
U.S. Treasury Notes	—	68,014,018	—	68,014,018

Total	$189,561,674	$990,941,446	$—	$1,180,503,120

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Assets:		Fair Value
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	254,292

Total		$254,292

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 95.8%

	Shares	Market Value
BRAZIL 17.1%
Aerospace & Defense 0.9%
Embraer SA, ADR	34,840	$1,114,183

Beverages 1.8%
Cia de Bebidas das Americas - Preference Shares, ADR	51,270	2,118,476

Commercial Banks 3.0%
Banco Bradesco SA - Preference Shares, ADR	81,420	1,424,850
Itau Unibanco Holding SA - Preference Shares, ADR	113,120	2,170,773

		3,595,623

Electric Utilities 1.7%
Companhia Paranaense de Energia-Copel - Preference Shares, ADR	88,710	2,085,572

Health Care Providers & Services 0.9%
Fleury SA	81,000	1,071,155

Household Durables 0.9%
Rossi Residencial SA	211,600	1,126,710

Information Technology Services 1.1%
Cielo SA	37,600	1,269,022

Metals & Mining 2.8%
Vale SA, ADR	44,190	1,030,953
Vale SA - Preference Shares, ADR	102,610	2,328,221

		3,359,174

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA - Preference Shares, ADR	64,300	1,643,508

Transportation Infrastructure 1.0%
Obrascon Huarte Lain Brasil SA	30,000	1,265,441

Water Utilities 0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG	21,400	503,860

Wireless Telecommunication Services 1.2%
Tim Participacoes SA, ADR	44,338	1,430,344

		20,583,068

CHILE 3.0%
Electric Utilities 0.8%
Enersis SA, ADR	46,860	946,104

Food & Staples Retailing 0.9%
Cencosud SA	165,150	1,093,147

Wireless Telecommunication Services 1.3%
Empresa Nacional de Telecomunicaciones SA	81,510	1,647,249

		3,686,500

CHINA 12.7%
Automobiles 1.3%
Great Wall Motor Co., Ltd., H Shares*	798,500	1,555,471

Chemicals 0.5%
China BlueChemical Ltd., H Shares	850,000	644,037

Commercial Banks 3.5%
China Construction Bank Corp., H Shares	2,603,000	2,009,045
Industrial & Commercial Bank of China, H Shares	3,384,000	2,182,959

		4,192,004

Computers & Peripherals 0.6%
Lenovo Group Ltd.	840,000	757,796

Construction & Engineering 1.5%
China Communications Construction Co., Ltd., H Shares	1,828,000	1,841,695

Internet Software & Services 1.1%
Baidu, Inc., ADR*	8,720	1,271,114

Life Sciences Tools & Services 0.8%
WuXi PharmaTech (Cayman), Inc., ADR*	69,180	996,192

Media 0.9%
Focus Media Holding Ltd., ADR	42,890	1,077,397

Oil, Gas & Consumable Fuels 2.5%
China Petroleum & Chemical Corp., H Shares	2,070,000	2,253,776
CNOOC Ltd.	367,000	751,239

		3,005,015

		15,340,721

COLOMBIA 0.5%
Commercial Banks 0.5%
Bancolombia SA - Preference Shares, ADR	9,370	605,864

HONG KONG 4.9%
Chemicals 0.9%
Yingde Gases	957,575	1,086,365

Food Products 1.5%
China Agri-Industries Holdings Ltd.	2,687,000	1,774,990

Water Utilities 0.4%
Guangdong Investment Ltd.	774,000	540,236

Wireless Telecommunication Services 2.1%
China Mobile Ltd.	228,500	2,516,146

		5,917,737

HUNGARY 0.6%
Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil and Gas PLC*	8,930	745,016

INDIA 4.2%
Auto Components 0.4%
Apollo Tyres Ltd.	352,900	550,901

Automobiles 1.0%
Tata Motors Ltd.	221,310	1,196,965

Building Products 0.7%
Sintex Industries Ltd.	481,505	814,478

Information Technology Services 0.7%
Hexaware Technologies Ltd.	401,032	921,604

Metals & Mining 0.8%
Sterlite Industries (India) Ltd.	431,020	933,591

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	133,400	702,839

		5,120,378

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDONESIA 1.0%
Food Products 1.0%
Indofood Sukses Makmur Tbk PT	2,283,500	$1,213,305

MALAYSIA 2.4%
Diversified Financial Services 1.3%
AMMB Holdings Bhd	765,400	1,579,596

Hotels, Restaurants & Leisure 1.1%
Genting Bhd	365,200	1,292,905

		2,872,501

MEXICO 2.6%
Beverages 1.6%
Fomento Economico Mexicano SAB de CV, ADR	23,780	1,956,380

Industrial Conglomerates 0.1%
Alfa SAB de CV, Class A	10,800	155,486

Wireless Telecommunication Services 0.9%
America Movil SAB de CV Series L, ADR	41,060	1,019,520

		3,131,386

PERU 1.4%
Commercial Banks 1.4%
Credicorp Ltd.	12,720	1,676,750

RUSSIA 8.0%
Commercial Banks 1.5%
Sberbank of Russia, ADR*	137,750	1,844,472

Oil, Gas & Consumable Fuels 5.3%
Gazprom OAO, ADR	256,750	3,175,998
LUKOIL OAO, ADR	52,630	3,199,904

		6,375,902

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC, ADR	75,820	1,390,539

		9,610,913

SOUTH AFRICA 9.4%
Commercial Banks 2.5%
ABSA Group Ltd.	71,360	1,452,790
Nedbank Group Ltd.	75,260	1,611,370

		3,064,160

Construction & Engineering 0.6%
Aveng Ltd.	128,300	653,668

Diversified Financial Services 1.1%
FirstRand Ltd.	429,520	1,329,211

Metals & Mining 1.8%
AngloGold Ashanti Ltd.	25,550	942,893
Exxaro Resources Ltd.	48,650	1,259,556

		2,202,449

Oil, Gas & Consumable Fuels 1.1%
Sasol Ltd.	26,980	1,309,034

Real Estate Management & Development 1.3%
Growthpoint Properties Ltd.	580,650	1,514,547

Trading Companies & Distributors 0.2%
Barloworld Ltd.	18,520	241,341

Wireless Telecommunication Services 0.8%
MTN Group Ltd.	57,070	1,006,333

		11,320,743

SOUTH KOREA 14.1%
Automobiles 1.7%
Hyundai Motor Co.	10,111	2,087,904

Chemicals 0.4%
Kukdo Chemical Co., Ltd.	9,240	413,160

Commercial Banks 2.6%
BS Financial Group, Inc.	95,760	1,126,487
DGB Financial Group, Inc.	71,390	939,775
Hana Financial Group, Inc.	29,510	1,118,069

		3,184,331

Construction & Engineering 1.4%
Daelim Industrial Co., Ltd.	15,326	1,663,613

Electronic Equipment, Instruments & Components 0.8%
LG Display Co., Ltd.*	40,860	958,200

Insurance 0.8%
Dongbu Insurance Co., Ltd.*	21,770	941,853

Semiconductors & Semiconductor Equipment 4.9%
Samsung Electronics Co., Ltd.	5,272	5,947,105

Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp.	40,110	767,277

Tobacco 0.9%
KT&G Corp.	15,224	1,083,289

		17,046,732

TAIWAN 9.7%
Commercial Banks 0.7%
Taishin Financial Holding Co., Ltd.	2,190,000	879,084

Computers & Peripherals 1.0%
Pegatron Corp.	766,000	1,199,044

Construction & Engineering 0.7%
CTCI Corp.	516,000	855,513

Construction Materials 0.5%
Asia Cement Corp.	467,000	570,355

Electronic Equipment, Instruments & Components 2.7%
Hon Hai Precision Industry Co., Ltd.	830,000	3,231,327

Semiconductors & Semiconductor Equipment 4.1%
Chipbond Technology Corp.	657,000	854,561
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	271,350	4,146,228

		5,000,789

		11,736,112

THAILAND 3.3%
Chemicals 1.4%
PTT Global Chemical PCL	722,319	1,661,381

Commercial Banks 0.8%
Bangkok Bank PCL REG	162,500	1,022,603

Oil, Gas & Consumable Fuels 0.5%
PTT PCL	47,900	549,618

Real Estate Management & Development 0.6%
Asian Property Development PCL	3,631,700	717,856

		3,951,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
TURKEY 0.9%
Diversified Telecommunication Services 0.9%
Turk Telekomunikasyon AS	237,760	$1,035,688

Total Common Stocks (cost $104,663,197)		115,594,872

Preferred Stocks 2.5%

	Shares	Market Value
BRAZIL 2.5%
Commercial Banks 1.2%
Banco do Estado do Rio Grande do Sul SA - Preference Shares	129,500	1,398,255

Machinery 0.5%
Randon SA Implementos e Participacoes - Preference Shares	92,700	597,704

Metals & Mining 0.8%
Bradespar SA - Preference Shares	49,500	940,675

Total Preferred Stocks (cost $2,706,794)		2,936,634

Exchange Traded Fund 1.0%

	Shares	Market Value
UNITED STATES 1.0%
iShares MSCI Emerging Markets Index Fund	27,990	1,201,891

Total Exchange Traded Fund (cost $1,210,067)		1,201,891

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	1,627,012	$1,627,012

Total Mutual Fund (cost $1,627,012)		1,627,012

Total Investments (cost $110,207,070)(b) — 100.6%		121,360,409
Liabilities in excess of other assets — (0.6)%		(679,749)

NET ASSETS — 100.0%		$120,680,660

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $111,737,472, tax unrealized appreciation and depreciation were $12,826,559 and $(3,203,622), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,114,183	$—	$—	$1,114,183
Auto Components	—	550,901	—	550,901
Automobiles	—	4,840,340	—	4,840,340
Beverages	4,074,856	—	—	4,074,856
Building Products	—	814,478	—	814,478
Chemicals	—	3,804,943	—	3,804,943
Commercial Banks	7,722,709	12,342,182	—	20,064,891
Computers & Peripherals	—	1,956,840	—	1,956,840
Construction & Engineering	—	5,014,489	—	5,014,489
Construction Materials	—	570,355	—	570,355
Diversified Financial Services	—	2,908,807	—	2,908,807
Diversified Telecommunication Services	—	1,035,688	—	1,035,688
Electric Utilities	3,031,676	—	—	3,031,676
Electronic Equipment, Instruments & Components	—	4,189,527	—	4,189,527
Food & Staples Retailing	1,093,147	—	—	1,093,147
Food Products	—	2,988,295	—	2,988,295
Health Care Providers & Services	1,071,155	—	—	1,071,155
Hotels, Restaurants & Leisure	—	1,292,905	—	1,292,905
Household Durables	1,126,710	—	—	1,126,710
Industrial Conglomerates	155,486	—	—	155,486
Information Technology Services	1,269,022	921,604	—	2,190,626
Insurance	—	941,853	—	941,853
Internet Software & Services	1,271,114	—	—	1,271,114
Life Sciences Tools & Services	996,192	—	—	996,192
Media	1,077,397	—	—	1,077,397
Metals & Mining	3,359,174	3,136,040	—	6,495,214
Oil, Gas & Consumable Fuels	8,019,410	6,311,522	—	14,330,932
Real Estate Management & Development	—	2,232,403	—	2,232,403
Semiconductors & Semiconductor Equipment	4,146,228	6,801,666	—	10,947,894
Textiles, Apparel & Luxury Goods	—	767,277	—	767,277
Tobacco	—	1,083,289	—	1,083,289
Trading Companies & Distributors	—	241,341	—	241,341
Transportation Infrastructure	1,265,441	—	—	1,265,441
Water Utilities	503,860	540,236	—	1,044,096
Wireless Telecommunication Services	5,487,652	3,522,479	—	9,010,131

Total Common Stocks	$46,785,412	$68,809,460	$—	$115,594,872

Exchange Traded Fund	1,201,891	—	—	1,201,891
Mutual Fund	1,627,012	—	—	1,627,012
Preferred Stocks*	2,936,634	—	—	2,936,634

Total	$52,550,949	$68,809,460	$—	$121,360,409

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 94.8%

	Shares	Market Value
BRAZIL 16.7%
Aerospace & Defense 0.8%
Embraer SA, ADR	47,320	$1,513,294

Beverages 1.6%
Cia de Bebidas das Americas - Preference Shares, ADR	69,600	2,875,872

Commercial Banks 3.0%
Banco Bradesco SA - Preference Shares, ADR	123,650	2,163,875
Itau Unibanco Holding SA - Preference Shares, ADR	165,250	3,171,147

		5,335,022

Electric Utilities 1.7%
Companhia Paranaense de Energia-Copel - Preference Shares, ADR	132,710	3,120,012

Health Care Providers & Services 0.9%
Fleury SA	118,200	1,563,093

Household Durables 0.9%
Rossi Residencial SA	311,200	1,657,051

Information Technology Services 1.1%
Cielo SA	56,100	1,893,408

Metals & Mining 2.7%
Vale SA, ADR	65,020	1,516,917
Vale SA - Preference Shares, ADR	148,480	3,369,011

		4,885,928

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA - Preference Shares, ADR	95,000	2,428,200

Transportation Infrastructure 1.1%
Obrascon Huarte Lain Brasil SA	44,800	1,889,726

Water Utilities 0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG	28,700	675,738

Wireless Telecommunication Services 1.2%
Tim Participacoes SA, ADR	66,779	2,154,290

		29,991,634

CHILE 3.0%
Electric Utilities 0.8%
Enersis SA, ADR	69,530	1,403,811

Food & Staples Retailing 0.9%
Cencosud SA	244,070	1,615,528

Wireless Telecommunication Services 1.3%
Empresa Nacional de Telecomunicaciones SA	120,010	2,425,302

		5,444,641

CHINA 12.6%
Automobiles 1.3%
Great Wall Motor Co., Ltd., H Shares*	1,174,000	2,286,942

Chemicals 0.5%
China BlueChemical Ltd., H Shares	1,202,000	910,744

Commercial Banks 3.5%
China Construction Bank Corp., H Shares	3,821,000	2,949,121
Industrial & Commercial Bank of China, H Shares	5,123,000	3,304,757

		6,253,878

Computers & Peripherals 0.6%
Lenovo Group Ltd.	1,220,000	1,100,608

Construction & Engineering 1.4%
China Communications Construction Co., Ltd., H Shares	2,573,000	2,592,276

Internet Software & Services 1.1%
Baidu, Inc., ADR*	13,440	1,959,149

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	107,390	1,546,416

Media 0.9%
Focus Media Holding Ltd., ADR	63,420	1,593,110

Oil, Gas & Consumable Fuels 2.4%
China Petroleum & Chemical Corp., H Shares	2,994,000	3,259,810
CNOOC Ltd.	564,000	1,154,493

		4,414,303

		22,657,426

COLOMBIA 0.5%
Commercial Banks 0.5%
Bancolombia SA - Preference Shares, ADR	13,910	899,421

HONG KONG 4.8%
Chemicals 0.9%
Yingde Gases	1,409,425	1,598,987

Food Products 1.4%
China Agri-Industries Holdings Ltd.	3,953,000	2,611,291

Water Utilities 0.5%
Guangdong Investment Ltd.	1,188,000	829,199

Wireless Telecommunication Services 2.0%
China Mobile Ltd.	331,000	3,644,832

		8,684,309

HUNGARY 0.6%
Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil and Gas PLC*	13,240	1,104,593

INDIA 4.2%
Auto Components 0.4%
Apollo Tyres Ltd.	520,060	811,848

Automobiles 0.9%
Tata Motors Ltd.	317,740	1,718,511

Building Products 0.7%
Sintex Industries Ltd.	711,382	1,203,320

Information Technology Services 0.8%
Hexaware Technologies Ltd.	605,555	1,391,615

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Metals & Mining 0.8%
Sterlite Industries (India) Ltd.	639,390	$1,384,922

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	206,720	1,089,138

		7,599,354

INDONESIA 1.0%
Food Products 1.0%
Indofood Sukses Makmur Tbk PT	3,366,500	1,788,742

MALAYSIA 2.4%
Diversified Financial Services 1.3%
AMMB Holdings Bhd	1,159,400	2,392,715

Hotels, Restaurants & Leisure 1.1%
Genting Bhd	546,900	1,936,171

		4,328,886

MEXICO 2.6%
Beverages 1.7%
Fomento Economico Mexicano SAB de CV, ADR	36,070	2,967,479

Industrial Conglomerates 0.1%
Alfa SAB de CV, Class A	16,000	230,349

Wireless Telecommunication Services 0.8%
America Movil SAB de CV Series L, ADR	61,020	1,515,126

		4,712,954

PERU 1.4%
Commercial Banks 1.4%
Credicorp Ltd.	18,570	2,447,897

RUSSIA 8.2%
Commercial Banks 1.5%
Sberbank of Russia, ADR*	207,550	2,779,095

Metals & Mining 0.2%
MMC Norilsk Nickel OJSC, ADR	17,720	325,162

Oil, Gas & Consumable Fuels 5.3%
Gazprom OAO, ADR	390,530	4,830,856
LUKOIL OAO, ADR	78,410	4,767,328

		9,598,184

Wireless Telecommunication Services 1.2%
Mobile Telesystems OJSC, ADR	114,680	2,103,231

		14,805,672

SOUTH AFRICA 9.4%
Commercial Banks 2.6%
ABSA Group Ltd.	106,880	2,175,928
Nedbank Group Ltd.	112,740	2,413,843

		4,589,771

Construction & Engineering 0.5%
Aveng Ltd.	191,010	973,166

Diversified Financial Services 1.1%
FirstRand Ltd.	646,970	2,002,141

Metals & Mining 1.8%
AngloGold Ashanti Ltd.	37,630	1,388,692
Exxaro Resources Ltd.	72,350	1,873,152

		3,261,844

Oil, Gas & Consumable Fuels 1.1%
Sasol Ltd.	38,620	1,873,791

Real Estate Management & Development 1.2%
Growthpoint Properties Ltd.	842,790	2,198,304

Trading Companies & Distributors 0.2%
Barloworld Ltd.	27,520	358,623

Wireless Telecommunication Services 0.9%
MTN Group Ltd.	91,020	1,604,984

		16,862,624

SOUTH KOREA 13.8%
Automobiles 1.7%
Hyundai Motor Co.	14,623	3,019,624

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	12,270	548,645

Commercial Banks 2.6%
BS Financial Group, Inc.	134,630	1,583,740
DGB Financial Group, Inc.	106,150	1,397,353
Hana Financial Group, Inc.	45,270	1,715,181

		4,696,274

Construction & Engineering 1.3%
Daelim Industrial Co., Ltd.	22,180	2,407,604

Electronic Equipment, Instruments & Components 0.8%
LG Display Co., Ltd.*	58,120	1,362,961

Insurance 0.8%
Dongbu Insurance Co., Ltd.*	32,680	1,413,861

Semiconductors & Semiconductor Equipment 4.8%
Samsung Electronics Co., Ltd.	7,670	8,652,180

Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp.	59,870	1,145,271

Tobacco 0.9%
KT&G Corp.	22,317	1,588,004

		24,834,424

TAIWAN 9.5%
Commercial Banks 0.7%
Taishin Financial Holding Co., Ltd.	3,377,000	1,355,556

Computers & Peripherals 1.0%
Pegatron Corp.	1,103,000	1,726,560

Construction & Engineering 0.6%
CTCI Corp.	700,000	1,160,579

Construction Materials 0.5%
Asia Cement Corp.	715,000	873,242

Electronic Equipment, Instruments & Components 2.6%
Hon Hai Precision Industry Co., Ltd.	1,212,000	4,718,517

Semiconductors & Semiconductor Equipment 4.1%
Chipbond Technology Corp.	944,000	1,227,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	400,300	$6,116,584

		7,344,446

		17,178,900

THAILAND 3.3%
Chemicals 1.4%
PTT Global Chemical PCL	1,094,336	2,517,043

Commercial Banks 0.8%
Bangkok Bank PCL REG	238,600	1,501,496

Oil, Gas & Consumable Fuels 0.5%
PTT PCL	70,500	808,937

Real Estate Management & Development 0.6%
Asian Property Development PCL	5,342,700	1,056,059

		5,883,535

TURKEY 0.8%
Diversified Telecommunication Services 0.8%
Turk Telekomunikasyon AS	338,560	1,474,775

Total Common Stocks (cost $154,123,886)		170,699,787

Preferred Stocks 2.4%

	Shares	Market Value
BRAZIL 2.4%
Commercial Banks 1.2%
Banco do Estado do Rio Grande do Sul SA - Preference Shares	196,900	2,125,996

Machinery 0.5%
Randon SA Implementos e Participacoes - Preference Shares	140,200	903,971

Metals & Mining 0.7%
Bradespar SA - Preference Shares	71,000	1,349,251

Total Preferred Stocks (cost $3,989,768)		4,379,218

Exchange Traded Fund 1.7%

	Shares	Market Value
UNITED STATES 1.7%
iShares MSCI Emerging Markets Index Fund	73,580	3,159,525

Total Exchange Traded Fund (cost $3,222,207)		3,159,525

Mutual Fund 0.6%

	Shares	Market Value
Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(a)	1,020,442	$1,020,442

Total Mutual Fund (cost $1,020,442)		1,020,442

Total Investments (cost $162,356,303)(b) — 99.5%		179,258,972
Other assets in excess of liabilities — 0.5%		833,734

NET ASSETS — 100.0%		$180,092,706

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $163,696,176, tax unrealized appreciation and depreciation were $20,163,624 and $(4,600,828), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,513,294	$—	$—	$1,513,294
Auto Components	—	811,848	—	811,848
Automobiles	—	7,025,077	—	7,025,077
Beverages	5,843,351	—	—	5,843,351
Building Products	—	1,203,320	—	1,203,320
Chemicals	—	5,575,419	—	5,575,419
Commercial Banks	11,461,435	18,396,975	—	29,858,410
Computers & Peripherals	—	2,827,168	—	2,827,168
Construction & Engineering	—	7,133,625	—	7,133,625
Construction Materials	—	873,242	—	873,242
Diversified Financial Services	—	4,394,856	—	4,394,856
Diversified Telecommunication Services	—	1,474,775	—	1,474,775
Electric Utilities	4,523,823	—	—	4,523,823
Electronic Equipment, Instruments & Components	—	6,081,478	—	6,081,478
Food & Staples Retailing	1,615,528	—	—	1,615,528
Food Products	—	4,400,033	—	4,400,033
Health Care Providers & Services	1,563,093	—	—	1,563,093
Hotels, Restaurants & Leisure	—	1,936,171	—	1,936,171
Household Durables	1,657,051	—	—	1,657,051
Industrial Conglomerates	230,349	—	—	230,349
Information Technology Services	1,893,408	1,391,615	—	3,285,023
Insurance	—	1,413,861	—	1,413,861
Internet Software & Services	1,959,149	—	—	1,959,149
Life Sciences Tools & Services	1,546,416	—	—	1,546,416
Media	1,593,110	—	—	1,593,110
Metals & Mining	5,211,090	4,646,766	—	9,857,856
Oil, Gas & Consumable Fuels	12,026,384	9,290,762	—	21,317,146
Real Estate Management & Development	—	3,254,363	—	3,254,363
Semiconductors & Semiconductor Equipment	6,116,584	9,880,042	—	15,996,626
Textiles, Apparel & Luxury Goods	—	1,145,271	—	1,145,271
Tobacco	—	1,588,004	—	1,588,004
Trading Companies & Distributors	—	358,623	—	358,623
Transportation Infrastructure	1,889,726	—	—	1,889,726
Water Utilities	675,738	829,199	—	1,504,937
Wireless Telecommunication Services	8,197,949	5,249,816	—	13,447,765

Total Common Stocks	$69,517,478	$101,182,309	$—	$170,699,787

Exchange Traded Fund	3,159,525	—	—	3,159,525
Mutual Fund	1,020,442	—	—	1,020,442
Preferred Stocks*	4,379,218	—	—	4,379,218

Total	$78,076,663	$101,182,309	$—	$179,258,972

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.4%

	Principal Amount	Market Value
Automobile 11.7%
Ally Auto Receivables Trust
Series 2010-2, Class A4, 2.09%, 05/15/15	$1,850,000	$1,892,798
Series 2011-2, Class A2, 0.67%, 10/15/13	1,464,114	1,464,704
Series 2012-2, Class A2, 0.56%, 10/15/14	2,435,000	2,434,763
Bank of America Auto Trust
Series 2009-3A, Class A4, 2.67%, 12/15/16(a)	1,940,000	1,971,133
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	2,200,000	2,234,321
Series 2010-2, Class A4, 1.94%, 06/15/17	3,425,000	3,484,805
BMW Vehicle Owner Trust
Series 2010-A, Class A3, 1.39%, 04/25/14	1,517,906	1,524,344
Series 2011-A, Class A3, 0.76%, 08/25/15	3,000,000	3,004,634
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	518,997	521,688
Ford Credit Auto Owner Trust
Series 2009-E, Class A4, 2.42%, 11/15/14	4,500,000	4,583,486
Series 2011-B, Class A2, 0.68%, 01/15/14	1,540,886	1,543,813
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4, 4.43%, 07/15/15	635,410	643,398
Series 2010-2, Class A3, 1.34%, 03/18/14	1,484,164	1,490,527
Series 2010-2, Class A4, 1.93%, 08/18/16	2,250,000	2,282,878
Series 2011-1, Class A3, 1.13%, 10/15/14	1,000,000	1,005,194
Huntington Auto Trust, Series 2012-1, Class A2, 0.54%, 11/17/14	2,165,000	2,164,370
Hyundai Auto Receivables Trust
Series 2009-A, Class A4, 3.15%, 03/15/16	1,755,000	1,801,180
Series 2012-A, Class A3, 0.72%, 03/15/16	695,000	694,900
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,903,111
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A4, 4.74%, 08/17/15	1,503,293	1,526,585
Series 2010-A, Class A3, 0.87%, 07/15/14	1,200,000	1,202,477
Series 2012-A, Class A2, 0.54%, 10/15/14	1,190,000	1,189,930
Series 2012-A, Class A3, 0.73%, 05/16/16	490,000	489,603
Toyota Auto Receivables Owner Trust
Series 2011-A, Class A2, 0.61%, 05/15/13	704,672	704,897
Series 2011-A, Class A3, 0.98%, 10/15/14	835,000	838,392
USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, 07/15/15	2,987,000	3,038,847
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A3, 1.31%, 01/20/14	1,084,712	1,086,899
Series 2010-1, Class A4, 2.14%, 08/22/16	780,000	792,480
Series 2011-1, Class A2, 0.67%, 12/20/13	1,285,476	1,286,307
World Omni Auto Receivables Trust
Series 2010-A, Class A4, 2.21%, 05/15/15	2,590,000	2,635,176
Series 2011-B, Class A2, 0.65%, 08/15/14	2,400,000	2,401,061

		55,838,701

Credit Card 7.4%
American Express Credit Account Master Trust
Series 2005-4, Class A, 0.31%, 01/15/15(b)	3,392,000	3,392,073
Series 2007-5, Class A, 0.27%, 12/15/14(b)	3,000,000	3,000,039
BA Credit Card Trust
Series 2006-A7, Class A7, 0.28%, 12/15/16(b)	2,400,000	2,397,359
Series 2007-A8, Class A8, 5.59%, 11/17/14	3,500,000	3,537,391
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	3,000,000	3,047,870
Chase Issuance Trust
Series 2007-A17, Class A, 5.12%, 10/15/14	4,235,000	4,343,456
Series 2008-A11, Class A11, 5.40%, 07/15/15	2,975,000	3,161,906
Series 2008-A4, Class A4, 4.65%, 03/15/15	900,000	935,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Credit Card (continued)
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	$1,407,000	$1,421,914
Series 2009-A5, Class A5, 2.25%, 12/23/14	2,950,000	2,987,399
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	3,915,000	4,157,759
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, 07/15/15	3,000,000	3,028,572

		35,411,590

Other 9.3%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	1,382,774	1,446,650
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	282,539	286,730
Series 2005-A, Class A3, 5.09%, 08/01/15	3,930,000	4,137,483
Series 2009-1, Class A1, 1.83%, 02/15/16	3,737,805	3,811,428
CNH Equipment Trust, Series 2009-C, Class A4, 3.00%, 08/17/15	1,707,455	1,733,408
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,691,177	1,745,939
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	2,137,163	2,222,617
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	362,518	375,597
GE Equipment Midticket LLC, Series 2010-1, Class A3, 0.94%, 07/14/14(a)	2,048,828	2,049,749
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	771,986	772,207
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	3,100,000	3,106,082
John Deere Owner Trust Series 2009-A, Class A4, 3.96%, 05/16/16	1,065,866	1,072,173
Series 2009-B, Class A3, 1.57%, 10/15/13	121,768	121,856
Series 2011-A, Class A3, 1.29%, 01/15/16	2,000,000	2,015,633
Series 2012-A, Class A2, 0.59%, 06/16/14	1,300,000	1,297,582
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	1,747,156	1,794,510
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	1,481,373	1,536,469
Oncor Electric Delivery Transition Bond Co. LLC
Series 2003-1, Class A3, 4.95%, 02/15/15	1,296,930	1,327,588
Series 2003-1, Class A4, 5.42%, 08/15/17	865,000	954,531
Series 2004-1, Class A2, 4.81%, 11/17/14	2,023,567	2,054,680
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A4, 4.37%, 06/25/14	196,040	197,817
Series 2005-1, Class A5, 4.47%, 12/25/14	2,150,000	2,187,308
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	3,136,624	3,270,226
Volvo Financial Equipment LLC Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	1,095,748	1,097,045
Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	4,115,000	4,119,066

		44,734,374

Total Asset-Backed Securities (cost $136,578,495)		135,984,665

Collateralized Mortgage Obligations 19.7%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3584, Class BL, 1.25%, 10/15/12	355,908	356,267
Series 3591, Class NA, 1.25%, 10/15/12	484,290	485,520
Series 3574, Class AC, 1.85%, 08/15/14	630,922	634,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3573, Class LC, 1.85%, 08/15/14	$877,004	$882,828
Series 3610, Class AB, 1.40%, 12/15/14	770,536	773,075
Series 3612, Class AE, 1.40%, 12/15/14	928,251	931,802
Series 3555, Class JA, 4.00%, 12/15/14	579,239	588,591
Series 3865, Class DA, 1.25%, 12/15/16	566,513	570,361
Series 2672, Class NF, 4.00%, 12/15/16	328,485	330,177
Series 2695, Class DE, 4.00%, 01/15/17	936,651	943,642
Series 2630, Class KS, 4.00%, 01/15/17	544,627	546,758
Series 3818, Class UA, 1.35%, 02/15/17	1,644,868	1,659,512
Series 3827, Class CA, 1.50%, 04/15/17	1,820,079	1,839,508
Series 2625, Class JD, 3.25%, 07/15/17	319,347	320,871
Series 2636, Class A, 3.50%, 07/15/17	397,159	402,802
Series 3758, Class CD, 1.50%, 08/15/17	2,038,874	2,057,211
Series 2579, Class HA, 3.70%, 08/15/17	258,076	260,926
Series 2786, Class GA, 4.00%, 08/15/17	474,074	478,475
Series 2640, Class GD, 4.50%, 08/15/17	148,739	148,753
Series 2628, Class DQ, 3.00%, 11/15/17	782,105	797,050
Series 2628, Class GQ, 3.14%, 11/15/17	684,341	697,847
Series 2629, Class AN, 3.50%, 01/15/18	962,684	989,792
Series 2641, Class KJ, 4.00%, 01/15/18	720,739	742,610
Series 2555, Class B, 4.25%, 01/15/18	828,720	874,637
Series 3840, Class BA, 2.00%, 02/15/18	2,564,166	2,623,813
Series 2637, Class A, 3.38%, 03/15/18	662,531	683,478
Series 2643, Class HT, 4.50%, 03/15/18	1,253,517	1,300,836
Series 2643, Class NT, 4.50%, 03/15/18	1,265,846	1,302,566
Series 2783, Class AE, 4.00%, 04/15/18	581,514	596,054
Series 2613, Class PA, 3.25%, 05/15/18	407,449	411,926
Series 3728, Class CA, 1.50%, 10/15/18	2,007,397	2,035,873
Series 3772, Class HC, 3.00%, 10/15/18	4,402,479	4,603,176
Series 3636, Class EB, 2.00%, 11/15/18	971,865	994,152
Series 2877, Class GP, 4.00%, 11/15/18	731,080	748,479
Series 3649, Class EA, 2.25%, 12/15/18	1,887,463	1,939,988
Series 2920, Class HC, 4.50%, 12/15/18	1,527,671	1,559,373
Series 3659, Class DE, 2.00%, 03/15/19	1,393,656	1,427,544
Series 2930, Class KC, 4.50%, 06/15/19	1,448,109	1,485,199
Series 3073, Class LB, 5.00%, 10/15/19	722,042	739,208
Series 3683, Class AD, 2.25%, 06/15/20	778,132	790,621
Series 3846, Class CK, 1.50%, 09/15/20	3,447,705	3,488,487
Series 3277, Class A, 4.00%, 01/15/21	1,054,649	1,089,514
Series 3815, Class DE, 3.00%, 10/15/21	2,245,247	2,324,716
Series 3609, Class LC, 3.50%, 12/15/24	2,745,748	2,864,221
Series 3639, Class AB, 2.75%, 02/15/25	2,022,661	2,096,080
Federal National Mortgage Association Series 2010-12, Class AC, 2.50%, 12/25/18	2,859,902	2,969,217
Series 2009-47, Class EC, 3.50%, 08/25/19	1,048,493	1,093,619
Series 2011-122, Class EC, 1.50%, 01/25/20	2,658,024	2,694,251
Federal National Mortgage Association REMICS Series 2002-16, Class XU, 5.50%, 04/25/17	2,649,464	2,831,352
Series 2003-122, Class OK, 4.00%, 06/25/17	480,243	486,196
Series 2003-67, Class TA, 3.00%, 08/25/17	303,352	305,134
Series 2004-32, Class AB, 4.00%, 10/25/17	308,441	311,391
Series 2003-49, Class TK, 3.50%, 03/25/18	1,248,866	1,287,730
Series 2011-69, Class AB, 1.50%, 05/25/18	2,658,152	2,693,806
Series 2004-76, Class CW, 4.00%, 05/25/18	2,448,480	2,485,376
Series 2003-57, Class NB, 3.00%, 06/25/18	102,642	107,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2010-30, Class DB, 2.00%, 08/25/18	$1,796,932	$1,824,827
Series 2008-15, Class JM, 4.00%, 02/25/19	570,168	590,817
Series 2008-18, Class MD, 4.00%, 03/25/19	1,340,271	1,416,908
Series 2008-75, Class DA, 4.50%, 03/25/21	3,418,232	3,464,001
Series 2008-70, Class BA, 4.00%, 06/25/21	875,004	892,834
Series 2007-36, Class AB, 5.00%, 11/25/21	1,667,519	1,764,447
Series 2008-15, Class EL, 4.25%, 06/25/22	1,981,989	2,057,654
Series 2008-51, Class CD, 4.50%, 11/25/22	834,600	870,115
Series 2009-88, Class EA, 4.50%, 05/25/23	1,173,013	1,203,927
Series 2009-44, Class A, 4.50%, 12/25/23	819,543	860,320
Series 2009-76, Class MA, 4.00%, 09/25/24	307,094	323,206
Series 2003-14, Class AN, 3.50%, 03/25/33	172,559	181,152
Series 2005-66, Class PF, 0.49%, 07/25/35(b)	1,116,816	1,108,592
Government National Mortgage Association Series 2004-26, Class GC, 5.00%, 06/16/31	1,265,870	1,314,471
Series 2005-54, Class CM, 4.75%, 07/20/35	1,653,360	1,699,093
Series 2010-67, Class DA, 2.50%, 04/20/36	1,625,858	1,661,531
Series 2009-57, Class BA, 2.25%, 06/16/39	560,805	570,889
Series 2009-81, Class WA, 2.00%, 08/20/39	1,906,831	1,925,483

Total Collateralized Mortgage Obligations (cost $94,208,497)		94,414,372

Commercial Mortgage Backed Securities 3.0%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	252,612	252,473
Series 2005-3, Class A2, 4.50%, 07/10/43	1,178,043	1,177,726
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	714,760	751,557
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49(b)	640,000	674,733
Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A1 1.16%, 12/10/44	565,000	565,809
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	3,844,444	3,907,404
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	1,206,228	1,229,467
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,158,941	1,165,746
Morgan Stanley Capital I, Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	610,598	636,220
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	157,176	157,113
Series 2005-C17, Class A3, 5.00%, 03/15/42	1,555,538	1,565,104
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	2,189,537	2,239,529
Series 2006-C29, Class A2, 5.28%, 11/15/48	222,911	224,145

Total Commercial Mortgage Backed Securities (cost $14,769,984)		14,547,026

Corporate Bonds 32.6%

	Principal Amount	Market Value
Aerospace & Defense 1.6%
Boeing Co. (The), 1.88%, 11/20/12	3,500,000	3,531,710
General Dynamics Corp., 4.25%, 05/15/13	3,824,000	3,981,847

		7,513,557

Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.00%, 10/15/12	780,000	790,118
2.50%, 03/26/13	700,000	712,683
PepsiCo, Inc., 5.15%, 05/15/12	3,500,000	3,518,249

		5,021,050

Capital Markets 1.4%
Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	870,000	889,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley 1.95%, 06/20/12	$3,500,000	$3,513,482
5.30%, 03/01/13	2,175,000	2,237,079

		6,640,385

Chemicals 0.5%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	1,270,000	1,308,196
Praxair, Inc., 1.75%, 11/15/12	900,000	907,274

		2,215,470

Commercial Banks 7.6%
Bank of New York Mellon Corp. (The) 0.63%, 06/29/12(b)	1,700,000	1,702,047
4.95%, 11/01/12	3,500,000	3,589,911
Bank of Nova Scotia, 2.38%, 12/17/13	875,000	900,092
BNP Paribas SA, 0.98%, 04/08/13(b)	3,500,000	3,470,870
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13	1,000,000	1,010,046
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.65%, 08/17/12(a)	2,220,000	2,239,742
Credit Suisse New York, 5.50%, 05/01/14	350,000	375,304
PNC Funding Corp., 5.50%, 09/28/12	3,100,000	3,173,374
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,060,318
UBS AG, 2.25%, 08/12/13	2,220,000	2,233,950
US Bancorp 1.80%, 05/15/12	3,500,000	3,506,902
2.00%, 06/14/13	1,660,000	1,687,852
Wells Fargo & Co. 5.25%, 10/23/12	3,000,000	3,078,657
4.38%, 01/31/13	2,500,000	2,576,958
Westpac Banking Corp., 1.13%, 04/08/13(a)(b)	3,500,000	3,515,092

		36,121,115

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,448,514

Computers & Peripherals 1.4%
Dell, Inc., 3.38%, 06/15/12	2,865,000	2,879,921
Hewlett-Packard Co., 4.50%, 03/01/13	3,500,000	3,616,627

		6,496,548

Consumer Finance 0.9%
American Express Credit Corp., 5.88%, 05/02/13	2,220,000	2,334,523
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,023,936

		4,358,459

Diversified Financial Services 4.7%
Bank of America Corp., 4.90%, 05/01/13	1,925,000	1,982,425
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,090,339
Citigroup, Inc. 2.13%, 04/30/12	7,000,000	7,010,038
5.30%, 10/17/12	800,000	815,894
General Electric Capital Corp. 2.13%, 12/21/12	3,000,000	3,041,049
1.88%, 09/16/13	1,000,000	1,015,785
JPMorgan Chase & Co. 5.38%, 10/01/12	2,500,000	2,559,025
4.75%, 05/01/13	2,500,000	2,603,603
2.05%, 01/24/14	525,000	534,097

		22,652,255

Diversified Telecommunication Services 1.3%
AT&T, Inc., 4.95%, 01/15/13	3,380,000	3,494,673
Verizon Communications, Inc., 5.25%, 04/15/13	2,500,000	2,620,950

		6,115,623

Electric Utilities 1.2%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 07/01/13	2,697,112	2,768,654
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,090,351

		5,859,005

Food & Staples Retailing 0.9%
Sysco Corp., 4.20%, 02/12/13	2,175,000	2,239,286
Walgreen Co., 4.88%, 08/01/13	2,000,000	2,117,100

		4,356,386

Food Products 0.2%
Campbell Soup Co., 5.00%, 12/03/12	1,000,000	1,029,591

Health Care Providers & Services 1.2%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,041,154
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,197,163
UnitedHealth Group, Inc., 4.88%, 02/15/13	693,000	718,005

		5,956,322

Household Products 0.1%
Kimberly-Clark Corp., 5.00%, 08/15/13	607,000	643,838

Industrial Conglomerates 0.6%
Cooper US, Inc., 5.25%, 11/15/12	800,000	822,262
General Electric Co., 5.00%, 02/01/13	1,220,000	1,264,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates (continued)
Tyco International Finance SA, 6.00%, 11/15/13	$890,000	$959,738

		3,046,445

Information Technology Services 1.2%
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,595,669
International Business Machines Corp., 4.75%, 11/29/12	2,000,000	2,060,966

		5,656,635

Insurance 1.1%
Berkshire Hathaway, Inc., Series 1, 2.13%, 02/11/13	2,180,000	2,211,497
Metropolitan Life Global Funding I, 5.13%, 04/10/13(a)	3,000,000	3,135,831

		5,347,328

Metals & Mining 0.5%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	890,000	973,454
Nucor Corp., 5.00%, 12/01/12	600,000	616,533
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	892,649

		2,482,636

Multiline Retail 0.5%
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,250,000	2,336,411

Oil, Gas & Consumable Fuels 1.0%
ConocoPhillips, 4.75%, 10/15/12	2,500,000	2,556,520
Occidental Petroleum Corp., 1.45%, 12/13/13	2,025,000	2,054,678

		4,611,198

Pharmaceuticals 2.3%
Abbott Laboratories, 4.35%, 03/15/14	1,280,000	1,372,573
AstraZeneca PLC, 5.40%, 09/15/12	3,000,000	3,066,873
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,560,000	4,786,441
Novartis Capital Corp., 1.90%, 04/24/13	1,600,000	1,624,782

		10,850,669

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	885,671

Software 0.4%
Oracle Corp., 4.95%, 04/15/13	1,850,000	1,937,335

Specialty Retail 0.2%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,075,000	1,098,405

Total Corporate Bonds (cost $155,423,721)		155,680,851

Municipal Bond 0.1%

	Principal Amount	Market Value
Louisiana 0.1%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	551,828	617,650

Total Municipal Bond (cost $613,878)		617,650

U.S. Government Mortgage Backed Agencies 0.7%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	13,150	13,854
Pool# B17493 4.00%, 12/01/14	952,125	973,867
Pool# E00991 6.00%, 07/01/16	24,114	25,678
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	31,080	33,619
Pool# 254089 6.00%, 12/01/16	51,049	55,220
Pool# 545415 6.00%, 01/01/17	44,946	48,618
Pool# 254195 5.50%, 02/01/17	104,927	114,417
Pool# 625178 5.50%, 02/01/17	87,877	95,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AE0705 4.00%, 01/01/26	$1,704,935	$1,807,466

Total U.S. Government Mortgage Backed Agencies (cost $3,127,919)		3,168,565

U.S. Government Sponsored & Agency Obligations 9.8%

	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	3,500,000	3,599,218
1.88%, 06/21/13	3,800,000	3,873,948
0.50%, 12/13/13	4,500,000	4,502,367
Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	3,500,000	3,512,058
3.75%, 06/28/13	4,500,000	4,697,033
4.13%, 09/27/13	7,500,000	7,922,872
Federal National Mortgage Association 1.75%, 05/07/13	5,000,000	5,078,760
1.25%, 08/20/13	4,500,000	4,555,953
1.00%, 09/23/13	4,500,000	4,542,543
0.60%, 11/14/13	4,500,000	4,503,739

Total U.S. Government Sponsored & Agency Obligations (cost $46,756,670)		46,788,491

U.S. Treasury Notes 1.9%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 07/15/13	4,500,000	4,541,837
0.75%, 09/15/13	4,500,000	4,529,884

Total U.S. Treasury Notes (cost $9,080,737)		9,071,721

Mutual Fund 3.8%

	Shares	Market Value
Money Market Fund 3.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(c)	18,202,831	18,202,831

Total Mutual Fund (cost $18,202,831)		18,202,831

Total Investments (cost $478,762,732)(d) — 100.0%		478,476,172
Liabilities in excess of other assets — 0.0%†		(78,081)

NET ASSETS — 100.0%		$478,398,091

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $21,134,186 which represents 4.42% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $478,762,732, tax unrealized appreciation and depreciation were $1,036,233 and $(1,322,793), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BA	Limited
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$135,984,665	$—	$135,984,665
Collateralized Mortgage Obligations	—	94,414,372	—	94,414,372
Commercial Mortgage Backed Securities	—	14,547,026	—	14,547,026
Corporate Bonds	—	155,680,851	—	155,680,851
Municipal Bond	—	617,650	—	617,650
Mutual Fund	18,202,831	—	—	18,202,831
U.S. Government Mortgage Backed Agencies	—	3,168,565	—	3,168,565
U.S. Government Sponsored & Agency Obligations	—	46,788,491	—	46,788,491
U.S. Treasury Notes	—	9,071,721	—	9,071,721

Total	$18,202,831	$460,273,341	$—	$478,476,172

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 10.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$2,025,225	$2,186,752
Series 2517, Class BH, 5.50%, 10/15/17	3,644,549	3,947,750
Series 2509, Class LK, 5.50%, 10/15/17	5,787,094	6,263,830
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	23,967,240
Series 2751, Class ND, 5.00%, 04/15/29	779,859	779,774
Series 2922, Class GA, 5.50%, 05/15/34	5,432,442	5,991,782
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,729,089
Series 1993-149, Class M, 7.00%, 08/25/23	1,758,451	2,036,905
Series 2005-109, Class AG, 5.50%, 04/25/24	10,815,053	11,150,833
Series 2005-40, Class YG, 5.00%, 05/25/25	21,482,509	23,766,480
Series 2003-66, Class AP, 3.50%, 11/25/32	734,667	762,385

Total Collateralized Mortgage Obligations (cost $80,510,756)		87,582,820

Sovereign Bond 6.7%

	Principal Amount	Market Value
ISRAEL 6.7%
Israel Government AID Bond, 5.50%, 12/04/23	46,000,000	57,567,528

Total Sovereign Bond (cost $57,671,606)		57,567,528

U.S. Government Mortgage Backed Agencies 38.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E02747 4.00%, 11/01/25	11,740,220	12,404,054
Pool# A96544 3.50%, 01/01/41	28,344,052	29,070,796
Pool# G08473 3.50%, 01/01/42	79,643,023	81,685,076
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.89%, 06/01/35(a)	7,841,576	8,319,501
Pool# 1G2082 5.67%, 07/01/37(a)	7,960,504	8,619,413
Federal National Mortgage Association Pool
Pool# 555505 4.66%, 05/01/13	24,494,622	24,737,895
Pool# 383661 6.62%, 06/01/16	9,691,408	10,934,017
Pool# 462260 5.60%, 09/01/18	10,694,716	11,399,666
Pool# 874142 5.56%, 12/01/21	11,367,782	13,018,051
Pool# 995865 4.50%, 07/01/24	19,193,551	20,566,725
Pool# 745684 2.57%, 04/01/34(a)	13,332,233	14,189,391
Pool# 790760 2.33%, 09/01/34(a)	3,929,003	4,179,565
Pool# 799144 4.32%, 04/01/35(a)	2,030,648	2,141,313
Pool# 822705 4.54%, 04/01/35(a)	2,233,119	2,371,376
Pool# 783609 4.28%, 05/01/35(a)	4,872,716	5,155,818
Pool# 815217 4.87%, 05/01/35(a)	2,471,037	2,596,868
Pool# 821377 5.32%, 05/01/35(a)	3,564,227	3,777,777
Pool# 826181 4.84%, 07/01/35(a)	10,809,456	11,501,124
Pool# 873932 6.31%, 08/01/36	7,908,464	9,360,959
Pool# 745866 2.29%, 09/01/36(a)	14,128,921	14,848,683
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	355,210	380,566
Pool# 748484 3.50%, 08/15/25	1,283,008	1,374,593
Pool# 682492 3.50%, 10/15/25	2,927,519	3,136,493
Pool# 719433 3.50%, 10/15/25	1,787,512	1,915,109
Pool# 682497 3.50%, 11/15/25	3,122,727	3,345,635
Pool# 705178 3.50%, 11/15/25	1,381,576	1,480,197
Pool# 707690 3.50%, 11/15/25	944,996	1,012,453
Pool# 733504 3.50%, 11/15/25	4,065,815	4,356,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 740930 3.50%, 11/15/25	$980,646	$1,050,647
Pool# 742371 3.50%, 11/15/25	1,208,240	1,294,487
Pool# 749618 3.50%, 11/15/25	3,865,116	4,141,018
Pool# 750403 3.50%, 11/15/25	803,103	860,430
Pool# 682502 3.50%, 12/15/25	2,813,631	3,014,475
Pool# 755650 3.50%, 12/15/25	12,492,107	13,383,825

Total U.S. Government Mortgage Backed Agencies (cost $319,610,872)		331,624,039

U.S. Government Sponsored & Agency Obligations 26.0%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	25,000,000	29,373,200
Federal Home Loan Bank 2.38%, 03/14/14	10,000,000	10,382,500
Federal Home Loan Mortgage Corp.
0.60%, 12/06/13	30,000,000	29,989,500
0.63%, 03/06/15	20,000,000	19,983,900
1.00%, 03/08/17	25,000,000	24,653,200
Federal National Mortgage Association 2.25%, 03/15/16	50,000,000	52,318,400
Lightship Tankers III LLC 6.50%, 06/14/24	5,825,000	7,047,959
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	36,028,920
2.25%, 12/15/17	13,000,000	13,518,154
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,115

Total U.S. Government Sponsored & Agency Obligations (cost $216,570,892)		223,305,848

U.S. Treasury Bonds 9.7%

	Principal Amount	Market Value
U.S. Treasury Bonds
6.00%, 02/15/26	40,000,000	55,187,520
3.13%, 11/15/41	30,000,000	28,776,570

Total U.S. Treasury Bonds (cost $87,960,130)		83,964,090

U.S. Treasury Note 5.7%

	Principal Amount	Market Value
U.S. Treasury Note, 1.25%, 01/31/19	50,000,000	48,953,100

Total U.S. Treasury Note (cost $49,576,180)		48,953,100

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(c)	23,682,387	23,682,387

Total Mutual Fund (cost $23,682,387)		23,682,387

Total Investments (cost $835,582,823)(d) — 99.7%		856,679,812
Other assets in excess of liabilities — 0.3%		2,390,305

NET ASSETS — 100.0%		$859,070,117

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $29,373,200 which represents 3.42% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $835,582,823, tax unrealized appreciation and depreciation were $26,297,529 and $(5,200,540), respectively.

AID	Agency for International Development
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$87,582,820	$—	$87,582,820
Mutual Fund	23,682,387	—	—	23,682,387
Sovereign Bond	—	57,567,528	—	57,567,528
U.S. Government Mortgage Backed Agencies	—	331,624,039	—	331,624,039
U.S. Government Sponsored & Agency Obligations	—	223,305,848	—	223,305,848
U.S. Treasury Bonds	—	83,964,090	—	83,964,090
U.S. Treasury Note	—	48,953,100	—	48,953,100

Total	$23,682,387	$832,997,425	$—	$856,679,812

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 88.7%

	Shares	Market Value
Fixed Income Funds 88.7%
NVIT Bond Index Fund, Class Y(a)	28,688	$312,120
NVIT Core Bond Fund, Class Y(a)	26,326	291,960
NVIT Short-Term Bond Fund, Class Y(a)	31,365	329,338

Total Mutual Funds (cost $900,439)		933,418

Exchange Traded Fund 11.7%

	Shares	Market Value
Fixed Income Fund 11.7%
Vanguard Short-Term Bond Index Fund, ETF Shares	1,523	123,287

Total Exchange Traded Fund (cost $122,331)		123,287

Total Investments (cost $1,022,770) (b) — 100.4%		1,056,705
Liabilities in excess of other assets — (0.4)%		(4,420)

NET ASSETS — 100.0%		$1,052,285

(a)	Investment in affiliate.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,022,771, tax unrealized appreciation and depreciation were $33,934 and $0, respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$123,287	$—	$—	$123,287
Mutual Funds	933,418	—	—	933,418

Total	$1,056,705	$—	$—	$1,056,705

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.6%
NVIT International Index Fund, Class Y(a)	14,206,855	$114,933,459
NVIT Mid Cap Index Fund, Class Y(a)	2,921,294	58,133,743
NVIT S&P 500 Index Fund, Class Y(a)	15,639,717	153,738,413
NVIT Small Cap Index Fund, Class Y(a)	3,803,164	38,297,861

Total Equity Funds (cost $348,744,022)		365,103,476

Fixed Income Fund 4.5%
NVIT Bond Index Fund, Class Y(a)	1,588,755	17,285,655

Total Fixed Income Fund (cost $16,384,809)		17,285,655

Total Mutual Funds (cost $365,128,831)		382,389,131

Total Investments (cost $365,128,831) (b) — 100.1%		382,389,131
Liabilities in excess of other assets — (0.1)%		(210,777)

NET ASSETS — 100.0%		$382,178,354

(a)	Investment in affiliate.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $374,001,944, tax unrealized appreciation and depreciation were $12,991,721 and $(4,604,534), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$382,389,131	$—	$—	$382,389,131

Total	$382,389,131	$—	$—	$382,389,131

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 91.2%

	Shares	Market Value
Equity Funds 52.5%
NVIT International Index Fund, Class Y(a)	9,755,007	$78,918,010
NVIT Mid Cap Index Fund, Class Y(a)	2,467,391	49,101,083
NVIT S&P 500 Index Fund, Class Y(a)	15,515,291	152,515,314
NVIT Small Cap Index Fund, Class Y(a)	2,411,896	24,287,791

Total Equity Funds (cost $271,865,948)		304,822,198

Fixed Income Funds 35.6%
NVIT Bond Index Fund, Class Y(a)	15,250,226	165,922,462
NVIT Enhanced Income Fund, Class Y(a)	4,180,336	41,259,917

Total Fixed Income Funds (cost $203,306,805)		207,182,379

Money Market Fund 3.1%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	17,805,040	17,805,040

Total Money Market Fund (cost $17,805,040)		17,805,040

Total Mutual Funds (cost $492,977,793)		529,809,617

Fixed Contract 8.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$50,993,982	50,993,982

Total Fixed Contract (cost $50,993,982)		50,993,982

Total Investments (cost $543,971,775) (d) — 100.0%		580,803,599
Liabilities in excess of other assets — 0.0%†		(148,348)

NET ASSETS — 100.0%		$580,655,251

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $544,006,317, tax unrealized appreciation and depreciation were $37,042,775 and $(245,493), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$50,993,982	$—	$50,993,982
Mutual Funds	529,809,617	—	—	529,809,617

Total	$529,809,617	$50,993,982	$—	$580,803,599

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.3%

	Shares	Market Value
Equity Funds 72.0%
NVIT International Index Fund, Class Y(a)	27,590,438	$223,206,646
NVIT Mid Cap Index Fund, Class Y(a)	6,238,553	124,147,197
NVIT S&P 500 Index Fund, Class Y(a)	37,654,042	370,139,235
NVIT Small Cap Index Fund, Class Y(a)	6,651,918	66,984,813

Total Equity Funds (cost $710,536,260)		784,477,891

Fixed Income Funds 22.3%
NVIT Bond Index Fund, Class Y(a)	17,759,075	193,218,735
NVIT Enhanced Income Fund, Class Y(a)	5,029,737	49,643,504

Total Fixed Income Funds (cost $238,237,075)		242,862,239

Money Market Fund 1.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	11,003,016	11,003,016

Total Money Market Fund (cost $11,003,016)		11,003,016

Total Mutual Funds (cost $959,776,351)		1,038,343,146

Fixed Contract 4.7%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$50,738,076	50,738,076

Total Fixed Contract (cost $50,738,076)		50,738,076

Total Investments (cost $1,010,514,427) (d) — 100.0%		1,089,081,222
Liabilities in excess of other assets — 0.0%†		(430,905)

NET ASSETS — 100.0%		$1,088,650,317

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,010,583,389, tax unrealized appreciation and depreciation were $78,694,534 and $(196,701), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$50,738,076	$—	$50,738,076
Mutual Funds	1,038,343,146	—	—	1,038,343,146

Total	$1,038,343,146	$50,738,076	$—	$1,089,081,222

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 82.4%

	Shares	Market Value
Equity Funds 21.7%
NVIT International Index Fund, Class Y(a)	4,526,428	$36,618,798
NVIT Mid Cap Index Fund, Class Y(a)	1,116,613	22,220,591
NVIT S&P 500 Index Fund, Class Y(a)	8,981,407	88,287,226

Total Equity Funds (cost $118,559,153)		147,126,615

Fixed Income Funds 52.9%
NVIT Bond Index Fund, Class Y(a)	24,425,452	265,748,923
NVIT Enhanced Income Fund, Class Y(a)	9,369,894	92,480,850

Total Fixed Income Funds (cost $348,176,028)		358,229,773

Money Market Fund 7.8%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	52,615,638	52,615,638

Total Money Market Fund (cost $52,615,638)		52,615,638

Total Mutual Funds (cost $519,350,819)		557,972,026

Fixed Contract 17.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$121,157,751	121,157,751

Total Fixed Contract (cost $121,157,751)		121,157,751

Total Investments (cost $640,508,570) (d) — 100.3%		679,129,777
Liabilities in excess of other assets — (0.3)%		(2,025,274)

NET ASSETS — 100.0%		$677,104,503

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $640,949,083, tax unrealized appreciation and depreciation were $39,083,445 and $(902,751), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$121,157,751	$—	$121,157,751
Mutual Funds	557,972,026	—	—	557,972,026

Total	$557,972,026	$121,157,751	$—	$679,129,777

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 93.5%

	Shares	Market Value
Equity Funds 62.5%
NVIT International Index Fund, Class Y(a)	62,478,760	$505,453,166
NVIT Mid Cap Index Fund, Class Y(a)	16,055,526	319,504,972
NVIT S&P 500 Index Fund, Class Y(a)	93,554,061	919,636,417
NVIT Small Cap Index Fund, Class Y(a)	15,682,988	157,927,694

Total Equity Funds (cost $1,657,392,407)		1,902,522,249

Fixed Income Funds 28.7%
NVIT Bond Index Fund, Class Y(a)	63,089,208	686,410,580
NVIT Enhanced Income Fund, Class Y(a)	18,719,555	184,762,005

Total Fixed Income Funds (cost $829,709,786)		871,172,585

Money Market Fund 2.3%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	70,745,507	70,745,507

Total Money Market Fund (cost $70,745,507)		70,745,507

Total Mutual Funds (cost $2,557,847,700)		2,844,440,341

Fixed Contract 6.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$201,035,247	201,035,247

Total Fixed Contract (cost $201,035,247)		201,035,247

Total Investments (cost $2,758,882,947) (d) — 100.1%		3,045,475,588
Liabilities in excess of other assets — (0.1)%		(2,606,313)

NET ASSETS — 100.0%		$3,042,869,275

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $2,784,961,995, tax unrealized appreciation and depreciation were $262,708,031 and $(2,194,438), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$201,035,247	$—	$201,035,247
Mutual Funds	2,844,440,341	—	—	2,844,440,341

Total	$2,844,440,341	$201,035,247	$—	$3,045,475,588

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.8%

	Shares	Market Value
Equity Funds 81.7%
NVIT International Index Fund, Class Y(a)	52,916,544	$428,094,838
NVIT Mid Cap Index Fund, Class Y(a)	10,443,864	207,832,888
NVIT S&P 500 Index Fund, Class Y(a)	61,182,336	601,422,366
NVIT Small Cap Index Fund, Class Y(a)	13,600,038	136,952,382

Total Equity Funds (cost $1,289,528,206)		1,374,302,474

Fixed Income Funds 16.1%
NVIT Bond Index Fund, Class Y(a)	21,344,087	232,223,665
NVIT Enhanced Income Fund, Class Y(a)	3,896,660	38,460,032

Total Fixed Income Funds (cost $257,171,767)		270,683,697

Total Mutual Funds (cost $1,546,699,973)		1,644,986,171

Fixed Contract 2.3%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(b)	$38,699,352	38,699,352

Total Fixed Contract (cost $38,699,352)		38,699,352

Total Investments (cost $1,585,399,325) (c) — 100.1%		1,683,685,523
Liabilities in excess of other assets — (0.1)%		(903,525)

NET ASSETS — 100.0%		$1,682,781,998

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,609,405,074, tax unrealized appreciation and depreciation were $91,961,255 and $(17,680,806), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$38,699,352	$—	$38,699,352
Mutual Funds	1,644,986,171	—	—	1,644,986,171

Total	$1,644,986,171	$38,699,352	$—	$1,683,685,523

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.5%

	Shares	Market Value
Equity Funds 42.6%
NVIT International Index Fund, Class Y(a)	12,354,369	$99,946,841
NVIT Mid Cap Index Fund, Class Y(a)	3,047,916	60,653,531
NVIT S&P 500 Index Fund, Class Y(a)	22,457,885	220,761,013
NVIT Small Cap Index Fund, Class Y(a)	1,993,259	20,072,118

Total Equity Funds (cost $335,305,098)		401,433,503

Fixed Income Funds 43.1%
NVIT Bond Index Fund, Class Y(a)	30,796,810	335,069,293
NVIT Enhanced Income Fund, Class Y(a)	7,290,790	71,960,101

Total Fixed Income Funds (cost $388,751,266)		407,029,394

Money Market Fund 3.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	35,904,865	35,904,865

Total Money Market Fund (cost $35,904,865)		35,904,865

Total Mutual Funds (cost $759,961,229)		844,367,762

Fixed Contract 10.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$99,720,487	99,720,487

Total Fixed Contract (cost $99,720,487)		99,720,487

Total Investments (cost $859,681,716) (d) — 100.1%		944,088,249
Liabilities in excess of other assets — (0.1)%		(691,602)

NET ASSETS — 100.0%		$943,396,647

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $864,703,683, tax unrealized appreciation and depreciation were $80,309,978 and $(925,412), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$99,720,487	$—	$99,720,487
Mutual Funds	844,367,762	—	—	844,367,762

Total	$844,367,762	$99,720,487	$—	$944,088,249

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2012 (Unaudited)

NVIT International Equity Fund

Common Stocks 89.3%

	Shares	Market Value
AUSTRALIA 5.8%
Biotechnology 1.5%
CSL Ltd.	41,756	$1,554,923

Commercial Services & Supplies 1.5%
Brambles Ltd.	209,220	1,539,316

Energy Equipment & Services 1.5%
WorleyParsons Ltd.	53,018	1,570,807

Metals & Mining 1.3%
BHP Billiton Ltd.	36,146	1,303,051

		5,968,097

BELGIUM 2.0%
Beverages 2.0%
Anheuser-Busch InBev NV	28,753	2,094,047

BRAZIL 2.1%
Commercial Banks 1.6%
Banco Bradesco SA - Preference Shares, ADR	93,562	1,637,335

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA - Preference Shares, ADR	21,732	555,470

		2,192,805

CANADA 7.2%
Chemicals 1.7%
Agrium, Inc.	10,484	904,875
Potash Corp. of Saskatchewan, Inc.	17,335	791,454

		1,696,329

Information Technology Services 0.8%
CGI Group, Inc., Class A*	37,323	831,811

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,308	931,553

Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	20,107	666,437
Cenovus Energy, Inc.	25,441	915,667
Suncor Energy, Inc.	47,654	1,557,014

		3,139,118

Road & Rail 0.8%
Canadian National Railway Co.	10,267	815,946

		7,414,757

CHINA 1.2%
Commercial Banks 1.2%
Industrial & Commercial Bank of China, H Shares	1,839,260	1,186,474

DENMARK 1.3%
Pharmaceuticals 1.3%
Novo Nordisk AS, Class B	9,860	1,369,156

FRANCE 7.1%
Auto Components 0.6%
Cie Generale des Etablissements Michelin, Class B	8,308	618,906

Commercial Banks 0.8%
BNP Paribas SA	17,370	826,294

Electrical Equipment 0.6%
Schneider Electric SA	10,040	656,826

Food Products 1.2%
Danone SA	17,974	1,253,788

Information Technology Services 0.9%
Cap Gemini SA	20,578	921,107

Media 1.7%
Eutelsat Communications SA	15,633	578,207
Publicis Groupe SA	20,350	1,121,888

		1,700,095

Oil, Gas & Consumable Fuels 0.6%
Total SA	11,932	609,482

Personal Products 0.7%
L’Oreal SA	5,550	684,991

		7,271,489

GERMANY 4.3%
Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA	15,940	1,128,391

Software 1.7%
SAP AG	25,354	1,770,868

Textiles, Apparel & Luxury Goods 1.5%
Adidas AG	20,020	1,564,377

		4,463,636

HONG KONG 2.1%
Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	105,000	1,050,000

Wireless Telecommunication Services 1.1%
China Mobile Ltd.	106,000	1,167,227

		2,217,227

IRELAND 1.8%
Media 1.2%
WPP PLC	87,061	1,190,398

Pharmaceuticals 0.6%
Shire PLC	20,291	649,238

		1,839,636

ISRAEL 1.7%
Pharmaceuticals 1.7%
Teva Pharmaceutical Industries Ltd., ADR	39,168	1,764,910

JAPAN 9.1%
Auto Components 1.2%
Denso Corp.	36,900	1,246,810

Automobiles 1.2%
Toyota Motor Corp.	29,200	1,270,554

Electrical Equipment 0.8%
Nidec Corp.	9,100	831,967

Electronic Equipment, Instruments & Components 1.1%
Keyence Corp.	4,630	1,096,163

Machinery 1.6%
FANUC Corp.	5,500	985,133
Komatsu Ltd.	23,200	667,104

		1,652,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Office Electronics 1.7%
Canon, Inc.	36,200	$1,731,666

Specialty Retail 1.5%
Yamada Denki Co., Ltd.	24,750	1,554,438

		9,383,835

MEXICO 3.1%
Beverages 1.1%
Fomento Economico Mexicano SAB de CV, ADR	14,081	1,158,444

Media 0.8%
Grupo Televisa SAB, ADR	40,156	846,489

Wireless Telecommunication Services 1.2%
America Movil SAB de CV Series L, ADR	49,875	1,238,396

		3,243,329

NETHERLANDS 3.5%
Food & Staples Retailing 0.8%
Koninklijke Ahold NV	56,232	779,154

Food Products 1.2%
Unilever NV, CVA	36,010	1,225,219

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	36,646	1,290,576

Wireless Telecommunication Services 0.3%
VimpelCom Ltd., ADR	28,797	321,375

		3,616,324

RUSSIA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	59,136	723,228

SINGAPORE 2.6%
Commercial Banks 1.2%
United Overseas Bank Ltd.	82,000	1,197,527

Industrial Conglomerates 1.4%
Keppel Corp., Ltd.	164,900	1,441,191

		2,638,718

SOUTH KOREA 2.5%
Auto Components 1.1%
Hyundai Mobis	4,307	1,093,193

Internet Software & Services 1.4%
NHN Corp.	6,317	1,449,873

		2,543,066

SPAIN 0.9%
Information Technology Services 0.9%
Amadeus IT Holding SA, Class A	49,915	942,894

SWEDEN 2.9%
Commercial Banks 1.0%
Swedbank AB	61,719	959,458

Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, Class B	80,573	833,722

Diversified Financial Services 0.5%
Investment AB Kinnevik, Class B	22,724	528,676

Machinery 0.6%
Volvo AB, Class B	43,514	633,882

		2,955,738

SWITZERLAND 8.5%
Capital Markets 1.0%
Julius Baer Group Ltd.*	24,644	995,079

Chemicals 1.4%
Syngenta AG REG*	4,380	1,509,270

Electrical Equipment 1.0%
ABB Ltd. REG*	48,816	999,048

Food Products 1.5%
Nestle SA REG	25,125	1,580,779

Media 0.9%
Informa PLC	131,270	927,717

Pharmaceuticals 2.7%
Novartis AG REG	27,045	1,497,148
Roche Holding AG	7,226	1,257,544

		2,754,692

		8,766,585

TAIWAN 1.4%
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	488,000	1,402,988

TURKEY 0.7%
Commercial Banks 0.7%
Akbank TAS*	180,016	706,771

UNITED KINGDOM 16.8%
Food & Staples Retailing 0.4%
Tesco PLC	77,161	407,257

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	87,653	888,242

Hotels, Restaurants & Leisure 2.2%
Compass Group PLC	219,330	2,299,352

Independent Power Producers & Energy Traders 0.8%
International Power PLC	124,880	808,967

Media 2.6%
British Sky Broadcasting Group PLC	76,803	830,878
Reed Elsevier PLC	211,975	1,878,936

		2,709,814

Multiline Retail 1.3%
Next PLC	27,478	1,310,067

Multi-Utilities 0.9%
Centrica PLC	182,549	924,158

Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	73,933	1,714,260

Pharmaceuticals 0.7%
GlaxoSmithKline PLC	32,977	737,228

Specialty Retail 1.3%
Kingfisher PLC	275,884	1,353,581

Tobacco 3.5%
British American Tobacco PLC	31,352	1,579,345
Imperial Tobacco Group PLC	50,958	2,067,150

		3,646,495

Wireless Telecommunication Services 0.5%
Vodafone Group PLC	185,403	511,405

		17,310,826

Total Common Stocks (cost $89,993,145)		$92,016,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Equity Fund

Preferred Stock 1.0%

	Shares	Market Value
GERMANY 1.0%
Automobiles 1.0%
Volkswagen AG	6,031	$1,060,630

Total Preferred Stock (cost $1,091,410)		1,060,630

Mutual Fund 8.3%

	Shares	Market Value
Money Market Fund 8.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	8,543,721	8,543,721

Total Mutual Fund (cost $8,543,721)		8,543,721

Total Investments (cost $99,628,276) (b) — 98.6%		101,620,887
Other assets in excess of liabilities — 1.4%		1,475,144

NET ASSETS — 100.0%		$103,096,031

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $100,051,094, tax unrealized appreciation and depreciation were $6,087,095 and $(4,517,302), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$2,958,909	$—	$2,958,909
Automobiles	—	1,270,554	—	1,270,554
Beverages	1,158,444	2,094,047	—	3,252,491
Biotechnology	—	1,554,923	—	1,554,923
Capital Markets	—	995,079	—	995,079
Chemicals	1,696,329	1,509,270	—	3,205,599
Commercial Banks	1,637,335	4,876,524	—	6,513,859
Commercial Services & Supplies	—	1,539,316	—	1,539,316
Communications Equipment	—	833,722	—	833,722
Diversified Financial Services	—	528,676	—	528,676
Electrical Equipment	—	2,487,841	—	2,487,841
Electronic Equipment, Instruments & Components	—	1,096,163	—	1,096,163
Energy Equipment & Services	—	1,570,807	—	1,570,807
Food & Staples Retailing	—	1,186,411	—	1,186,411
Food Products	—	4,059,786	—	4,059,786
Health Care Equipment & Supplies	—	888,242	—	888,242
Health Care Providers & Services	—	1,128,391	—	1,128,391
Hotels, Restaurants & Leisure	—	2,299,352	—	2,299,352
Independent Power Producers & Energy Traders	—	808,967	—	808,967
Industrial Conglomerates	—	2,491,191	—	2,491,191
Information Technology Services	831,811	1,864,001	—	2,695,812
Insurance	931,553	—	—	931,553
Internet Software & Services	—	1,449,873	—	1,449,873
Machinery	—	2,286,119	—	2,286,119
Media	846,489	6,528,024	—	7,374,513
Metals & Mining	—	1,303,051	—	1,303,051
Multiline Retail	—	1,310,067	—	1,310,067
Multi-Utilities	—	924,158	—	924,158
Office Electronics	—	1,731,666	—	1,731,666
Oil, Gas & Consumable Fuels	3,694,588	4,337,546	—	8,032,134
Personal Products	—	684,991	—	684,991
Pharmaceuticals	1,764,910	5,510,314	—	7,275,224
Road & Rail	815,946	—	—	815,946
Semiconductors & Semiconductor Equipment	—	1,402,988	—	1,402,988
Software	—	1,770,868	—	1,770,868
Specialty Retail	—	2,908,019	—	2,908,019
Textiles, Apparel & Luxury Goods	—	1,564,377	—	1,564,377
Tobacco	—	3,646,495	—	3,646,495
Wireless Telecommunication Services	1,559,771	1,678,632	—	3,238,403

Total Common Stocks	$14,937,176	$77,079,360	$—	$92,016,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Equity Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Mutual Fund	$8,543,721	$—	$—	$8,543,721
Preferred Stock	—	1,060,630	—	1,060,630

Total	$23,480,897	$78,139,990	$—	$101,620,887

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks 99.2%

	Shares	Market Value
AUSTRALIA 8.4%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	101,606	$619,665

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	293,809

Beverages 0.1%
Coca-Cola Amatil Ltd.(a)	82,949	1,071,659

Biotechnology 0.2%
CSL Ltd.(a)	76,240	2,839,050

Capital Markets 0.1%
Macquarie Group Ltd.(a)	50,686	1,533,409

Chemicals 0.2%
Incitec Pivot Ltd.	240,703	789,077
Orica Ltd.(a)	52,697	1,532,367

		2,321,444

Commercial Banks 2.6%
Australia & New Zealand Banking Group Ltd.(a)	383,198	9,244,362
Bendigo and Adelaide Bank Ltd.	56,653	455,500
Commonwealth Bank of Australia	229,249	11,896,439
National Australia Bank Ltd.	320,655	8,185,718
Westpac Banking Corp.	441,025	10,010,743

		39,792,762

Commercial Services & Supplies 0.1%
Brambles Ltd.	214,883	1,580,981

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	22,657	498,807

Construction Materials 0.0%†
Boral Ltd.(a)	110,550	463,345

Containers & Packaging 0.1%
Amcor Ltd.(a)	178,176	1,374,127

Diversified Financial Services 0.1%
ASX Ltd.(a)	25,804	887,347

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	631,203	2,149,891

Electric Utilities 0.0%†
SP AusNet	221,317	246,563

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	28,596	847,237

Food & Staples Retailing 0.7%
Metcash Ltd.(a)(b)	109,018	485,583
Wesfarmers Ltd.	145,899	4,543,042
Woolworths Ltd.	178,190	4,798,532

		9,827,157

Gas Utilities 0.0%†
APA Group(a)	78,901	417,833

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	8,564	548,639

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,390	372,662
Sonic Healthcare Ltd.	55,075	714,321

		1,086,983

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	58,930	531,806
Echo Entertainment Group Ltd.	97,227	443,271
TABCORP Holdings Ltd.	103,073	290,497
Tatts Group Ltd.	199,837	512,006

		1,777,580

Information Technology Services 0.0%†
Computershare Ltd.(a)	67,064	626,038

Insurance 0.5%
AMP Ltd.	416,960	1,867,413
Insurance Australia Group Ltd.(a)	304,313	1,074,513
QBE Insurance Group Ltd.(a)	162,216	2,380,514
Suncorp Group Ltd.(a)	186,730	1,628,659

		6,951,099

Media 0.0%†
Fairfax Media Ltd.(a)	318,085	239,435

Metals & Mining 1.8%
Alumina Ltd.(a)	341,642	438,665
BHP Billiton Ltd.(a)	467,086	16,838,290
Fortescue Metals Group Ltd.(a)	182,904	1,103,735
Iluka Resources Ltd.(a)	61,000	1,131,178
Lynas Corp., Ltd.*(a)	241,943	276,309
Newcrest Mining Ltd.	110,989	3,413,656
OZ Minerals Ltd.(a)	45,341	459,879
Rio Tinto Ltd.	63,336	4,296,413

		27,958,125

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	78,522	163,663

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	67,172	1,026,722

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.(a)	20,072	288,809
Origin Energy Ltd.	157,943	2,185,429
Santos Ltd.	136,615	2,017,294
Woodside Petroleum Ltd.	93,735	3,387,594

		7,879,126

Professional Services 0.1%
Campbell Brothers Ltd.(a)	10,082	704,873

Real Estate Investment Trusts (REITs) 0.6%
CFS Retail Property Trust	258,413	478,764
Dexus Property Group(a)	723,047	653,410
Goodman Group(a)	1,048,657	752,848
GPT Group	246,940	798,931
Mirvac Group	510,426	620,656
Stockland(a)	333,770	1,017,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
Westfield Group	317,326	$2,909,282
Westfield Retail Trust(a)	421,890	1,130,014

		8,361,612

Real Estate Management & Development 0.0%†
Lend Lease Group	81,239	630,340

Road & Rail 0.1%
Asciano Ltd.	145,031	737,955
QR National Ltd.	249,664	966,748

		1,704,703

Transportation Infrastructure 0.1%
Sydney Airport	50,860	151,337
Transurban Group	189,126	1,096,068

		1,247,405

		127,671,429

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	28,081	648,886
Raiffeisen Bank International AG(a)	7,039	249,187

		898,073

Diversified Telecommunication Services 0.1%
Telekom Austria AG	49,894	581,251

Electric Utilities 0.0%†
Verbund AG	9,942	302,618

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,886	259,614

Metals & Mining 0.0%†
Voestalpine AG	16,485	555,952

Oil, Gas & Consumable Fuels 0.1%
OMV AG	24,201	860,744

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	143,163	520,571

		3,978,823

BELGIUM 1.0%
Beverages 0.6%
Anheuser-Busch InBev NV	116,847	8,509,828

Chemicals 0.1%
Solvay SA	8,501	1,006,955

Commercial Banks 0.0%†
KBC Groep NV	24,045	604,759

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,926	923,472

Diversified Telecommunication Services 0.0%†
Belgacom SA	22,632	727,907

Electrical Equipment 0.0%†
NV Bekaert SA(a)	6,180	199,264

Food & Staples Retailing 0.1%
Colruyt SA	10,603	425,930
Delhaize Group SA	14,949	786,321

		1,212,251

Insurance 0.0%†
Ageas	328,043	721,546

Metals & Mining 0.1%
Umicore SA	16,926	932,909

Pharmaceuticals 0.0%†
UCB SA	15,073	650,582

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,384	218,537

		15,708,010

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	47,393	1,779,606

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	285,056

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	15,596	1,293,814

Chemicals 0.1%
Novozymes A/S, Class B	33,601	981,012

Commercial Banks 0.1%
Danske Bank A/S*	95,087	1,616,281

Diversified Telecommunication Services 0.0%†
TDC A/S	71,940	524,046

Electrical Equipment 0.0%†
Vestas Wind Systems A/S*	28,520	290,063

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	3,433	595,047
William Demant Holding A/S*	3,362	314,151

		909,198

Insurance 0.0%†
Tryg A/S	3,314	187,190

Marine 0.1%
AP Moeller - Maersk A/S, Class A	83	612,616
AP Moeller - Maersk A/S, Class B	194	1,502,844

		2,115,460

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	61,995	8,608,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Road & Rail 0.0%†
DSV A/S	26,835	$610,877

		17,136,545

FINLAND 0.9%
Auto Components 0.1%
Nokian Renkaat OYJ	16,288	793,747

Communications Equipment 0.2%
Nokia OYJ	543,222	2,971,836

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A(a)	21,480	238,007

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,793	474,652

Electric Utilities 0.1%
Fortum OYJ	64,290	1,560,940

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	10,035	325,553

Insurance 0.1%
Sampo OYJ, Class A	60,815	1,757,312

Machinery 0.2%
Kone OYJ, Class B(a)	22,532	1,254,639
Metso OYJ(a)	19,002	811,989
Wartsila OYJ Abp(a)	24,844	936,833

		3,003,461

Media 0.0%†
Sanoma OYJ(a)	11,041	141,222

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	19,994	246,174

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	86,637	644,172
UPM-Kymmene OYJ(a)	76,827	1,046,388

		1,690,560

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	13,386	264,649

		13,468,113

FRANCE 8.8%
Aerospace & Defense 0.1%
Safran SA	24,713	908,239
Thales SA	15,262	571,450

		1,479,689

Auto Components 0.1%
Cie Generale des Etablissements Michelin, Class B	26,140	1,947,305

Automobiles 0.1%
Peugeot SA(a)	32,275	520,073
Renault SA	28,082	1,481,204

		2,001,277

Beverages 0.2%
Pernod-Ricard SA	28,801	3,011,296

Building Products 0.2%
Cie de Saint-Gobain	58,305	2,601,393

Chemicals 0.4%
Air Liquide SA	41,375	5,517,690
Arkema SA	8,179	762,767

		6,280,457

Commercial Banks 0.7%
BNP Paribas SA	140,165	6,667,677
Credit Agricole SA	145,468	905,765
Natixis	137,637	530,306
Societe Generale SA	95,812	2,811,396

		10,915,144

Commercial Services & Supplies 0.1%
Edenred	23,604	710,449
Societe BIC SA	4,079	409,441

		1,119,890

Communications Equipment 0.0%†
Alcatel-Lucent*	337,991	770,491

Construction & Engineering 0.3%
Bouygues SA	27,727	845,531
Eiffage SA	6,025	232,765
Vinci SA	65,462	3,411,009

		4,489,305

Construction Materials 0.1%
Imerys SA	4,635	282,139
Lafarge SA	29,311	1,396,861

		1,679,000

Diversified Financial Services 0.0%†
Eurazeo	4,562	232,354

Diversified Telecommunication Services 0.5%
France Telecom SA	268,890	3,987,873
Iliad SA	2,688	370,592
Vivendi SA	180,973	3,323,320

		7,681,785

Electric Utilities 0.1%
EDF SA	35,317	806,268

Electrical Equipment 0.5%
Alstom SA	30,274	1,181,636
Legrand SA	32,487	1,196,272
Schneider Electric SA	71,002	4,645,011

		7,022,919

Energy Equipment & Services 0.2%
Cie Generale de Geophysique-Veritas*	21,470	638,098
Technip SA	14,327	1,691,801

		2,329,899

Food & Staples Retailing 0.2%
Carrefour SA	83,872	2,010,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA	8,172	$805,629

		2,815,853

Food Products 0.4%
Danone SA	84,658	5,905,374

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA	29,146	2,598,558

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,787	777,578
Sodexo	13,755	1,129,341

		1,906,919

Industrial Conglomerates 0.0%†
Wendel SA	4,800	410,354

Information Technology Services 0.1%
AtoS	7,046	406,377
Cap Gemini SA	21,962	983,057

		1,389,434

Insurance 0.3%
AXA SA	252,508	4,190,345
CNP Assurances	22,723	354,660
SCOR SE	25,383	686,058

		5,231,063

Machinery 0.1%
Vallourec SA	16,449	1,042,397

Media 0.2%
Eutelsat Communications SA	19,198	710,063
JC Decaux SA*	9,562	292,214
Lagardere SCA	16,523	510,146
Publicis Groupe SA	20,951	1,155,021
Societe Television Francaise 1	18,544	227,004

		2,894,448

Multiline Retail 0.1%
PPR	11,052	1,901,441

Multi-Utilities 0.4%
GDF Suez	179,487	4,639,468
Suez Environnement Co.	41,170	631,589
Veolia Environnement SA	52,951	877,354

		6,148,411

Office Electronics 0.0%†
Neopost SA	4,809	309,513

Oil, Gas & Consumable Fuels 1.0%
Total SA(a)	308,728	15,769,696

Personal Products 0.3%
L’Oreal SA	34,820	4,297,549

Pharmaceuticals 0.8%
Sanofi	165,649	12,852,960

Professional Services 0.0%†
Bureau Veritas SA	8,125	715,394

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	4,002	321,581
Gecina SA	3,341	349,052
ICADE	3,272	292,037
Klepierre	14,603	506,589
Unibail-Rodamco SE	13,303	2,661,340

		4,130,599

Software 0.1%
Dassault Systemes SA	8,501	782,825

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,966	1,223,681
LVMH Moet Hennessy Louis Vuitton SA	36,827	6,337,352

		7,561,033

Transportation Infrastructure 0.1%
Aeroports de Paris	4,970	408,107
Groupe Eurotunnel SA REG	79,848	693,880

		1,101,987

		134,134,280

GERMANY 8.0%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	122,643	2,360,747

Airlines 0.0%†
Deutsche Lufthansa AG REG	32,057	448,271

Auto Components 0.1%
Continental AG*	11,825	1,116,322

Automobiles 0.9%
Bayerische Motoren Werke AG	47,998	4,317,729
Daimler AG REG(a)	131,975	7,958,126
Volkswagen AG	4,366	703,956

		12,979,811

Capital Markets 0.4%
Deutsche Bank AG REG	134,840	6,713,564

Chemicals 1.2%
BASF SE	133,584	11,680,519
K+S AG REG	25,183	1,316,993
Lanxess AG	11,910	983,685
Linde AG	24,942	4,474,226
Wacker Chemie AG	2,431	214,302

		18,669,725

Commercial Banks 0.1%
Commerzbank AG*	526,459	1,332,818

Construction & Engineering 0.0%†
Hochtief AG(a)	5,963	360,758

Construction Materials 0.1%
HeidelbergCement AG	20,658	1,247,406

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,319	1,906,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	407,180	$4,905,772

Electric Utilities 0.4%
E.ON AG	262,823	6,296,461

Food & Staples Retailing 0.0%†
Metro AG	19,348	748,138

Food Products 0.0%†
Suedzucker AG	9,578	304,949

Health Care Providers & Services 0.3%
Celesio AG	12,373	223,934
Fresenius Medical Care AG & Co. KGaA	30,252	2,141,536
Fresenius SE & Co. KGaA	16,471	1,689,019

		4,054,489

Household Products 0.1%
Henkel AG & Co. KGaA	19,019	1,186,932

Industrial Conglomerates 0.8%
Siemens AG REG	119,666	12,067,607

Insurance 0.8%
Allianz SE REG	66,215	7,902,863
Hannover Rueckversicherung AG REG	8,469	503,221
Muenchener Rueckversicherungs AG REG	25,979	3,917,661

		12,323,745

Internet Software & Services 0.0%†
United Internet AG REG(a)	16,485	310,700

Machinery 0.1%
GEA Group AG	25,872	892,442
MAN SE	9,368	1,246,990

		2,139,432

Media 0.1%
Axel Springer AG	5,361	270,837
Kabel Deutschland Holding AG*	13,394	826,837

		1,097,674

Metals & Mining 0.1%
Salzgitter AG	5,752	315,668
ThyssenKrupp AG	56,057	1,395,505

		1,711,173

Multi-Utilities 0.2%
RWE AG	70,787	3,380,372

Personal Products 0.1%
Beiersdorf AG	14,824	967,131

Pharmaceuticals 0.6%
Bayer AG REG	120,458	8,471,680
Merck KGaA	9,445	1,045,183

		9,516,863

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	157,454	1,609,241

Software 0.6%
SAP AG	134,008	9,359,881

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	30,319	2,369,149

Trading Companies & Distributors 0.1%
Brenntag AG	6,738	824,985

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,144	322,145

		122,633,073

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	25,655	491,001

Commercial Banks 0.0%†
National Bank of Greece SA*	133,858	346,814

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	40,860	174,863

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	32,603	316,807

		1,329,485

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	197,120	823,546

HONG KONG 2.8%
Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	179,000	331,722

Commercial Banks 0.3%
Bank of East Asia Ltd.	227,140	854,245
BOC Hong Kong Holdings Ltd.	538,500	1,486,002
Hang Seng Bank Ltd.(a)	111,300	1,480,860
Wing Hang Bank Ltd.	27,500	273,797

		4,094,904

Distributors 0.1%
Li & Fung Ltd.	823,600	1,884,858

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	292,000	323,800
Hong Kong Exchanges and Clearing Ltd.(a)	148,900	2,506,040

		2,829,840

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.*	12,173	9,468
PCCW Ltd.	560,000	200,706

		210,174

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,000	426,090
CLP Holdings Ltd.	279,000	2,406,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Electric Utilities (continued)
Power Assets Holdings Ltd.	201,000	$1,477,731

		4,309,989

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	303,926	216,456

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	688,077	1,765,358

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*	191,000	525,276
Shangri-La Asia Ltd.	206,833	453,772
SJM Holdings Ltd.	251,000	511,550

		1,490,598

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	89,511	245,832
Hutchison Whampoa Ltd.	309,000	3,089,998
NWS Holdings Ltd.	189,500	291,033

		3,626,863

Insurance 0.3%
AIA Group Ltd.	1,223,200	4,490,512

Marine 0.0%†
Orient Overseas International Ltd.	35,000	249,106

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	77,899	198,450

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	326,500	1,214,889

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	201,000	2,599,334
Hang Lung Group Ltd.	125,000	810,991
Hang Lung Properties Ltd.(a)	358,000	1,315,740
Henderson Land Development Co., Ltd.	141,000	779,085
Hysan Development Co., Ltd.	92,000	368,598
Kerry Properties Ltd.	104,500	472,481
New World Development Co., Ltd.	514,195	619,141
Sino Land Co., Ltd.	431,000	691,194
Sun Hung Kai Properties Ltd.	205,000	2,550,885
Swire Pacific Ltd., Class A	105,000	1,176,898
Wharf Holdings Ltd.	221,500	1,207,818
Wheelock & Co., Ltd.	128,000	387,153

		12,979,318

Road & Rail 0.1%
MTR Corp., Ltd.	215,000	770,273

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	29,800	436,420

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	105,500	371,026

Trading Companies & Distributors 0.1%
Noble Group Ltd.	545,945	599,816

		42,070,572

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	32,402
Ryanair Holdings PLC, ADR*	3,400	123,352

		155,754

Commercial Banks 0.0%†
Irish Bank Resolution Corp., Ltd.*(b)	62,537	0

Construction Materials 0.2%
CRH PLC	103,801	2,122,777
James Hardie Industries SE, CDI	61,226	489,241

		2,612,018

Food Products 0.1%
Kerry Group PLC, Class A	20,769	960,444

Media 0.2%
WPP PLC	183,101	2,503,567

Pharmaceuticals 0.2%
Elan Corp. PLC*	72,919	1,072,489
Shire PLC	81,513	2,608,120

		3,680,609

Professional Services 0.1%
Experian PLC	145,261	2,265,879

		12,178,271

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,235	126,363

Chemicals 0.1%
Israel Chemicals Ltd.	64,924	750,061
Israel Corp., Ltd. (The)	346	236,343

		986,404

Commercial Banks 0.1%
Bank Hapoalim BM	157,333	583,617
Bank Leumi Le-Israel BM	175,763	558,983
Israel Discount Bank Ltd., Class A*	127,673	170,176
Mizrahi Tefahot Bank Ltd.	16,479	149,696

		1,462,472

Diversified Telecommunication Services 0.0%†
Bezeq Israeli Telecommunication Corp., Ltd.	263,239	435,112

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	116,540

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	137,049	6,182,620

Software 0.0%†
NICE Systems Ltd.*	8,823	347,442

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	8,725	111,896
Partner Communications Co., Ltd.	11,065	85,109

		197,005

		9,853,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY 2.2%
Aerospace & Defense 0.0%†
Finmeccanica SpA(a)	56,661	$306,779

Auto Components 0.0%†
Pirelli & C SpA	34,398	409,239

Automobiles 0.1%
Fiat SpA(a)	113,597	667,906

Capital Markets 0.0%†
Mediobanca SpA	72,338	424,839

Commercial Banks 0.5%
Banca Carige SpA(a)	97,151	127,572
Banca Monte dei Paschi di Siena SpA(a)	723,865	305,241
Banco Popolare Societa Cooperativa	246,904	468,252
Intesa Sanpaolo SpA	1,457,288	2,612,036
Intesa Sanpaolo SpA - RSP	147,115	227,057
UniCredit SpA	588,789	2,948,554
Unione di Banche Italiane SCPA(a)	120,581	511,115

		7,199,827

Diversified Financial Services 0.0%†
Exor SpA	8,738	220,620

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,359,103	1,617,737
Telecom Italia SpA - RSP	889,255	873,183

		2,490,920

Electric Utilities 0.3%
Enel SpA	955,921	3,456,021
Terna Rete Elettrica Nazionale SpA	179,489	720,872

		4,176,893

Electrical Equipment 0.0%†
Prysmian SpA	28,551	502,058

Energy Equipment & Services 0.1%
Saipem SpA	38,336	1,980,647

Gas Utilities 0.1%
Snam SpA	234,554	1,127,968

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA	17,175	181,306

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	245,011	465,667

Insurance 0.2%
Assicurazioni Generali SpA	169,870	2,637,138

Machinery 0.1%
Fiat Industrial SpA*	111,441	1,189,198

Media 0.0%†
Mediaset SpA	101,681	280,274

Multi-Utilities 0.0%†
A2A SpA	176,691	141,705

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	350,325	8,209,922

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,500	632,296

Transportation Infrastructure 0.1%
Atlantia SpA(a)	46,629	774,246

		34,019,448

JAPAN 21.5%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	58,600	910,244

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	117,000	353,547

Auto Components 0.6%
Aisin Seiki Co., Ltd.	28,300	1,006,495
Bridgestone Corp.	94,400	2,308,608
Denso Corp.	70,500	2,382,118
Koito Manufacturing Co., Ltd.(a)	15,000	244,060
NGK Spark Plug Co., Ltd.	23,000	330,769
NHK Spring Co., Ltd.	21,000	228,152
NOK Corp.(a)	15,100	332,556
Stanley Electric Co., Ltd.	20,300	325,121
Sumitomo Rubber Industries Ltd.	23,900	320,645
Toyoda Gosei Co., Ltd.(a)	8,600	169,491
Toyota Boshoku Corp.(a)	9,900	117,614
Toyota Industries Corp.(a)	26,700	813,334

		8,578,963

Automobiles 2.3%
Daihatsu Motor Co., Ltd.(a)	27,000	498,167
Fuji Heavy Industries Ltd.(a)	88,000	718,708
Honda Motor Co., Ltd.	237,500	9,147,122
Isuzu Motors Ltd.	175,000	1,032,565
Mazda Motor Corp.*	362,900	642,824
Mitsubishi Motors Corp.*	578,000	660,526
Nissan Motor Co., Ltd.	360,700	3,878,260
Suzuki Motor Corp.	49,300	1,187,883
Toyota Motor Corp.	401,200	17,457,057
Yamaha Motor Co., Ltd.(a)	42,000	568,305

		35,791,417

Beverages 0.2%
Asahi Group Holdings Ltd.	56,300	1,251,130
Coca-Cola West Co., Ltd.	8,200	144,408
Kirin Holdings Co., Ltd.	119,000	1,549,517

		2,945,055

Building Products 0.2%
Asahi Glass Co., Ltd.	146,000	1,251,604
Daikin Industries Ltd.(a)	34,300	941,049
JS Group Corp.	38,700	814,726
Nippon Sheet Glass Co., Ltd.	128,000	197,921
TOTO Ltd.	41,000	309,739

		3,515,039

Capital Markets 0.2%
Daiwa Securities Group, Inc.(a)	245,400	977,841
Nomura Holdings, Inc.	528,100	2,353,817
SBI Holdings, Inc.	3,139	299,634

		3,631,292

Chemicals 1.0%
Air Water, Inc.	22,000	285,574
Asahi Kasei Corp.	185,000	1,148,305
Daicel Corp.(a)	41,000	265,583
Denki Kagaku Kogyo KK(a)	73,000	294,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Hitachi Chemical Co., Ltd.(a)	16,200	$293,956
JSR Corp.(a)	27,100	549,867
Kaneka Corp.(a)	44,000	266,912
Kansai Paint Co., Ltd.(a)	32,000	324,415
Kuraray Co., Ltd.(a)	51,100	726,759
Mitsubishi Chemical Holdings Corp.(a)	198,500	1,068,082
Mitsubishi Gas Chemical Co., Inc.(a)	55,000	370,073
Mitsui Chemicals, Inc.(a)	114,000	347,685
Nitto Denko Corp.(a)	24,200	986,859
Shin-Etsu Chemical Co., Ltd.	59,400	3,456,478
Showa Denko KK	210,000	480,757
Sumitomo Chemical Co., Ltd.	233,000	1,000,084
Taiyo Nippon Sanso Corp.(a)	37,000	262,488
Teijin Ltd.(a)	131,000	442,992
Toray Industries, Inc.(a)	212,000	1,581,288
Tosoh Corp.(a)	80,000	224,341
Ube Industries Ltd.	141,000	385,468

		14,762,508

Commercial Banks 2.0%
Aozora Bank Ltd.(a)	78,000	226,779
Bank of Kyoto Ltd. (The)(a)	47,000	428,370
Bank of Yokohama Ltd. (The)	182,000	915,228
Chiba Bank Ltd. (The)	108,000	691,942
Chugoku Bank Ltd. (The)	26,000	352,753
Fukuoka Financial Group, Inc.	118,000	525,942
Gunma Bank Ltd. (The)	54,000	290,077
Hachijuni Bank Ltd. (The)	60,000	355,045
Hiroshima Bank Ltd. (The)(a)	75,000	343,577
Hokuhoku Financial Group, Inc.	178,000	341,187
Iyo Bank Ltd. (The)(a)	35,000	311,026
Joyo Bank Ltd. (The)(a)	91,000	418,193
Mitsubishi UFJ Financial Group, Inc.	1,855,367	9,310,918
Mizuho Financial Group, Inc.(a)	3,307,924	5,442,432
Nishi-Nippon City Bank Ltd. (The)	102,000	288,833
Resona Holdings, Inc.	274,000	1,267,420
Seven Bank Ltd.(a)	89,400	196,052
Shinsei Bank Ltd.	193,000	254,069
Shizuoka Bank Ltd. (The)(a)	85,000	877,628
Sumitomo Mitsui Financial Group, Inc.(a)	195,953	6,485,601
Sumitomo Mitsui Trust Holdings, Inc.	452,400	1,456,978
Suruga Bank Ltd.(a)	25,000	256,530
Yamaguchi Financial Group, Inc.	28,000	255,411

		31,291,991

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.(a)	83,000	854,150
Secom Co., Ltd.(a)	30,500	1,502,931
Toppan Printing Co., Ltd.(a)	78,000	613,353

		2,970,434

Computers & Peripherals 0.3%
Fujitsu Ltd.	270,000	1,433,318
NEC Corp.*(a)	365,000	767,691
Seiko Epson Corp.(a)	18,800	266,438
Toshiba Corp.	584,000	2,593,706

		5,061,153

Construction & Engineering 0.2%
Chiyoda Corp.(a)	23,000	294,720
JGC Corp.(a)	29,000	905,028
Kajima Corp.(a)	124,000	378,559
Kinden Corp.	19,000	147,153
Obayashi Corp.(a)	91,000	398,571
Shimizu Corp.(a)	83,000	333,977
Taisei Corp.(a)	148,000	387,238

		2,845,246

Consumer Finance 0.0%†
Aeon Credit Service Co., Ltd.(a)	11,200	177,249
Credit Saison Co., Ltd.(a)	20,800	424,095

		601,344

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	21,200	307,001

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,600	478,477

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,320	367,861
ORIX Corp.(a)	15,230	1,463,234

		1,831,095

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	63,664	2,885,516

Electric Utilities 0.5%
Chubu Electric Power Co., Inc.	98,800	1,785,887
Chugoku Electric Power Co., Inc. (The)(a)	44,100	821,423
Hokkaido Electric Power Co., Inc.(a)	26,000	382,391
Hokuriku Electric Power Co.(a)	24,500	443,689
Kansai Electric Power Co., Inc. (The)(a)	108,900	1,688,401
Kyushu Electric Power Co., Inc.(a)	59,400	848,027
Shikoku Electric Power Co., Inc.(a)	27,000	761,758
Tohoku Electric Power Co., Inc.*	64,300	735,442
Tokyo Electric Power Co., Inc. (The)*(a)	203,900	516,695

		7,983,713

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.(a)	87,000	229,798
Furukawa Electric Co., Ltd.(a)	96,000	257,287
GS Yuasa Corp.	50,000	276,463
Mabuchi Motor Co., Ltd.	3,900	178,180
Mitsubishi Electric Corp.	280,000	2,500,285
Nidec Corp.(a)	15,800	1,444,514
Sumitomo Electric Industries Ltd.	109,700	1,518,993
Ushio, Inc.(a)	15,200	215,320

		6,620,840

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.(a)	40,500	258,273
FUJIFILM Holdings Corp.	67,300	1,593,057
Hamamatsu Photonics KK(a)	9,400	357,693
Hirose Electric Co., Ltd.(a)	4,500	475,337
Hitachi High-Technologies Corp.	9,200	220,990
Hitachi Ltd.(a)	655,000	4,237,805
HOYA Corp.	63,100	1,424,939
Ibiden Co., Ltd.	17,100	442,175
Keyence Corp.	6,611	1,565,169
Kyocera Corp.	22,200	2,053,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Murata Manufacturing Co., Ltd.	29,400	$1,754,124
Nippon Electric Glass Co., Ltd.(a)	55,500	488,426
Omron Corp.	30,300	656,202
Shimadzu Corp.(a)	36,000	327,646
TDK Corp.(a)	18,200	1,043,045
Yaskawa Electric Corp.(a)	33,000	312,574
Yokogawa Electric Corp.(a)	30,700	313,175

		17,524,103

Food & Staples Retailing 0.4%
Aeon Co., Ltd.(a)	87,300	1,150,013
FamilyMart Co., Ltd.	8,900	377,190
Lawson, Inc.	9,100	573,271
Seven & I Holdings Co., Ltd.	109,300	3,259,267

		5,359,741

Food Products 0.3%
Ajinomoto Co., Inc.	93,000	1,169,673
Kikkoman Corp.(a)	24,000	278,812
MEIJI Holdings Co., Ltd.(a)	10,040	439,878
Nippon Meat Packers, Inc.(a)	26,000	331,977
Nisshin Seifun Group, Inc.	27,500	334,169
Nissin Foods Holdings Co., Ltd.(a)	8,800	329,377
Toyo Suisan Kaisha Ltd.	14,000	364,042
Yakult Honsha Co., Ltd.(a)	13,500	465,365
Yamazaki Baking Co., Ltd.	19,000	273,020

		3,986,313

Gas Utilities 0.2%
Osaka Gas Co., Ltd.(a)	275,000	1,103,845
Toho Gas Co., Ltd.(a)	58,000	342,384
Tokyo Gas Co., Ltd.	356,000	1,680,018

		3,126,247

Health Care Equipment & Supplies 0.1%
Olympus Corp.*	32,200	528,961
Sysmex Corp.(a)	10,400	422,519
Terumo Corp.	24,600	1,182,120

		2,133,600

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	290,797
Medipal Holdings Corp.	20,600	268,027
Miraca Holdings, Inc.	7,800	305,462
Suzuken Co., Ltd.	10,000	309,319

		1,173,605

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,326	247,691
Oriental Land Co., Ltd.(a)	7,400	793,797

		1,041,488

Household Durables 0.6%
Casio Computer Co., Ltd.(a)	33,300	240,005
Panasonic Corp.(a)	320,300	2,986,756
Rinnai Corp.	4,900	354,389
Sekisui Chemical Co., Ltd.	61,000	531,437
Sekisui House Ltd.(a)	85,000	839,294
Sharp Corp.(a)	145,000	1,068,008
Sony Corp.	145,700	3,047,765

		9,067,654

Household Products 0.1%
Unicharm Corp.(a)	16,800	886,875

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.(a)	16,300	443,266

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.(a)	4,100	183,544
Nomura Research Institute Ltd.(a)	14,200	354,799
NTT Data Corp.(a)	190	673,146
Otsuka Corp.	2,300	187,379

		1,398,868

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)(a)	1,307	1,825,919
MS&AD Insurance Group Holdings(a)	82,741	1,711,776
NKSJ Holdings, Inc.(a)	54,250	1,222,212
Sony Financial Holdings, Inc.	24,400	435,394
T&D Holdings, Inc.(a)	84,400	985,439
Tokio Marine Holdings, Inc.	105,100	2,909,291

		9,090,031

Internet & Catalog Retail 0.1%
Rakuten, Inc.	1,057	1,107,951

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	13,700	379,470
Gree, Inc.(a)	12,900	325,024
Yahoo Japan Corp.(a)	2,164	702,792

		1,407,286

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.	28,900	419,243
Nikon Corp.(a)	49,700	1,526,471
Sankyo Co., Ltd.	7,500	369,094
Sega Sammy Holdings, Inc.	31,700	666,731
Shimano, Inc.	11,300	683,247
Yamaha Corp.	22,900	239,734

		3,904,520

Machinery 1.3%
Amada Co., Ltd.	51,000	346,373
FANUC Corp.	28,000	5,015,225
Hino Motors Ltd.(a)	35,000	255,318
Hitachi Construction Machinery Co., Ltd.(a)	16,200	362,367
IHI Corp.	185,000	470,254
Japan Steel Works Ltd. (The)(a)	44,000	303,684
JTEKT Corp.	31,100	376,465
Kawasaki Heavy Industries Ltd.(a)	212,000	655,179
Komatsu Ltd.(a)	137,600	3,956,616
Kubota Corp.	168,000	1,626,187
Kurita Water Industries Ltd.(a)	16,200	398,833
Makita Corp.(a)	16,700	677,887
Mitsubishi Heavy Industries Ltd.	440,000	2,143,960
Nabtesco Corp.(a)	13,600	281,612
NGK Insulators Ltd.(a)	36,000	518,618
NSK Ltd.(a)	62,000	482,697
NTN Corp.(a)	68,000	290,556
SMC Corp.(a)	7,800	1,248,239
Sumitomo Heavy Industries Ltd.	78,000	436,448
THK Co., Ltd.(a)	16,900	346,197

		20,192,715

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	106,000	235,632
Mitsui OSK Lines Ltd.(a)	171,000	750,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Nippon Yusen KK(a)	217,000	$687,464

		1,673,571

Media 0.1%
Dentsu, Inc.(a)	26,901	861,870
Hakuhodo DY Holdings, Inc.(a)	3,540	223,603
Jupiter Telecommunications Co., Ltd.	270	270,383
Toho Co., Ltd.	15,900	292,708

		1,648,564

Metals & Mining 0.5%
Daido Steel Co., Ltd.(a)	44,000	307,095
Hitachi Metals Ltd.(a)	24,000	300,632
JFE Holdings, Inc.(a)	67,000	1,456,713
Kobe Steel Ltd.(a)	372,000	608,323
Maruichi Steel Tube Ltd.	6,400	150,055
Mitsubishi Materials Corp.(a)	160,000	510,736
Nippon Steel Corp.(a)	741,000	2,055,286
Nisshin Steel Co., Ltd.	90,000	152,514
Sumitomo Metal Industries Ltd.	494,000	1,007,726
Sumitomo Metal Mining Co., Ltd.	75,000	1,063,609
Yamato Kogyo Co., Ltd.(a)	6,800	199,624

		7,812,313

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(a)	56,160	663,306
J. Front Retailing Co., Ltd.	67,400	378,498
Marui Group Co., Ltd.	31,200	261,567
Takashimaya Co., Ltd.	41,000	342,334

		1,645,705

Office Electronics 0.7%
Brother Industries Ltd.	34,000	464,525
Canon, Inc.	165,200	7,902,519
Konica Minolta Holdings, Inc.(a)	72,000	635,309
Ricoh Co., Ltd.(a)	99,000	972,860

		9,975,213

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.(a)	85,000	237,184
Idemitsu Kosan Co., Ltd.	3,100	310,192
INPEX Corp.	317	2,155,445
Japan Petroleum Exploration Co.(a)	3,900	182,896
JX Holdings, Inc.	325,889	2,033,289
Showa Shell Sekiyu KK(a)	29,800	191,167
TonenGeneral Sekiyu KK(a)	40,000	369,946

		5,480,119

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(a)	13,800	288,108
OJI Paper Co., Ltd.(a)	120,000	582,157

		870,265

Personal Products 0.2%
Kao Corp.	76,300	2,012,045
Shiseido Co., Ltd.(a)	52,900	916,125

		2,928,170

Pharmaceuticals 1.1%
Astellas Pharma, Inc.(a)	64,600	2,660,814
Chugai Pharmaceutical Co., Ltd.	33,900	628,050
Daiichi Sankyo Co., Ltd.(a)	97,900	1,789,505
Dainippon Sumitomo Pharma Co., Ltd.(a)	24,300	258,657
Eisai Co., Ltd.(a)	36,600	1,455,316
Hisamitsu Pharmaceutical Co., Inc.(a)	8,800	417,824
Kyowa Hakko Kirin Co., Ltd.	37,000	413,106
Mitsubishi Tanabe Pharma Corp.	31,400	442,155
Ono Pharmaceutical Co., Ltd.(a)	12,300	685,314
Otsuka Holdings Co., Ltd.(a)	36,500	1,082,027
Santen Pharmaceutical Co., Ltd.	10,400	444,714
Shionogi & Co., Ltd.(a)	44,700	620,638
Taisho Pharmaceutical Holdings Co., Ltd.(a)	5,200	421,422
Takeda Pharmaceutical Co., Ltd.(a)	114,500	5,045,274
Tsumura & Co.(a)	8,400	242,812

		16,607,628

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	291,394
Japan Real Estate Investment Corp.(a)	79	696,568
Japan Retail Fund Investment Corp.	263	391,356
Nippon Building Fund, Inc.	89	847,253
Nomura Real Estate Office Fund, Inc.	39	232,823

		2,459,394

Real Estate Management & Development 0.6%
Aeon Mall Co., Ltd.	10,700	249,936
Daito Trust Construction Co., Ltd.	10,600	957,207
Daiwa House Industry Co., Ltd.(a)	71,000	943,856
Mitsubishi Estate Co., Ltd.	181,000	3,254,756
Mitsui Fudosan Co., Ltd.	121,000	2,336,622
Nomura Real Estate Holdings, Inc.(a)	15,000	266,697
NTT Urban Development Corp.	186	152,334
Sumitomo Realty & Development Co., Ltd.(a)	52,000	1,266,298
Tokyu Land Corp.(a)	61,000	300,967

		9,728,673

Road & Rail 0.7%
Central Japan Railway Co.	217	1,792,048
East Japan Railway Co.(a)	49,176	3,104,431
Keikyu Corp.(a)	70,000	612,986
Keio Corp.(a)	87,000	624,243
Keisei Electric Railway Co., Ltd.	39,000	302,487
Kintetsu Corp.(a)	240,000	914,402
Nippon Express Co., Ltd.	119,000	467,104
Odakyu Electric Railway Co., Ltd.(a)	92,000	869,991
Tobu Railway Co., Ltd.(a)	152,000	807,765
Tokyu Corp.	169,000	802,989
West Japan Railway Co.	24,900	1,002,121

		11,300,567

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.(a)	21,100	336,701
Rohm Co., Ltd.	14,400	714,542
Sumco Corp.*(a)	15,700	193,295
Tokyo Electron Ltd.	24,800	1,430,077

		2,674,615

Software 0.2%
Konami Corp.(a)	13,100	375,151
Nintendo Co., Ltd.	14,300	2,171,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Software (continued)
Oracle Corp. Japan	5,200	$198,058
Square Enix Holdings Co., Ltd.(a)	10,100	212,978
Trend Micro, Inc.(a)	14,700	454,869

		3,413,011

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	135,676
Fast Retailing Co., Ltd.(a)	7,700	1,766,622
Nitori Holdings Co., Ltd.	5,300	479,303
Sanrio Co., Ltd.(a)	6,100	238,235
Shimamura Co., Ltd.	3,400	381,831
USS Co., Ltd.(a)	3,320	337,668
Yamada Denki Co., Ltd.(a)	12,100	759,947

		4,099,282

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.(a)	21,000	239,831

Tobacco 0.2%
Japan Tobacco, Inc.	652	3,690,618

Trading Companies & Distributors 1.1%
ITOCHU Corp.	218,500	2,394,068
Marubeni Corp.	240,000	1,745,330
Mitsubishi Corp.	203,900	4,771,661
Mitsui & Co., Ltd.	252,100	4,160,730
Sojitz Corp.(a)	178,500	320,748
Sumitomo Corp.(a)	163,400	2,375,292
Toyota Tsusho Corp.	31,800	652,518

		16,420,347

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	282,303
Mitsubishi Logistics Corp.(a)	18,000	214,093

		496,396

Wireless Telecommunication Services 0.7%
KDDI Corp.(a)	422	2,745,764
NTT DoCoMo, Inc.(a)	2,216	3,685,429
Softbank Corp.	128,500	3,825,595

		10,256,788

		328,630,208

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,263	1,158,442

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	68,422	1,306,426

Media 0.1%
SES SA, FDR	43,692	1,084,406

Metals & Mining 0.1%
ArcelorMittal	124,667	2,386,551

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	11,098	1,258,493

		6,035,876

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.	351,100	1,370,926
Wynn Macau Ltd.(a)	233,600	682,748

		2,053,674

MAURITIUS 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	47,523	118,193

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	26,673	683,940

NETHERLANDS 4.8%
Aerospace & Defense 0.2%
European Aeronautic Defence and Space Co. NV	59,458	2,434,924

Air Freight & Logistics 0.1%
TNT Express NV	52,492	648,679

Beverages 0.2%
Heineken Holding NV	17,115	801,397
Heineken NV	37,544	2,087,160

		2,888,557

Chemicals 0.2%
Akzo Nobel NV	34,215	2,021,090
Koninklijke DSM NV	22,461	1,300,280

		3,321,370

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,330	387,800

Diversified Financial Services 0.3%
ING Groep NV, CVA*	555,721	4,628,078

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	214,071	2,355,537

Energy Equipment & Services 0.1%
Fugro NV, CVA	10,238	730,158
SBM Offshore NV	25,569	523,155

		1,253,313

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	168,495	2,334,676

Food Products 0.5%
Unilever NV, CVA	237,191	8,070,284

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	146,280	2,968,896

Insurance 0.1%
Aegon NV*	251,786	1,399,552

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Insurance (continued)
Delta Lloyd NV	15,797	$277,807

		1,677,359

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	35,197	548,051

Media 0.1%
Reed Elsevier NV	99,932	1,276,006
Wolters Kluwer NV	44,149	836,392

		2,112,398

Oil, Gas & Consumable Fuels 2.1%
Royal Dutch Shell PLC, Class A	529,595	18,523,200
Royal Dutch Shell PLC, Class B	387,370	13,642,159

		32,165,359

Professional Services 0.1%
Randstad Holding NV	17,801	672,534

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,433	444,919

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	62,396	3,126,124

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	10,558	608,563

		72,647,421

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.(a)	97,382	538,183

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	269,465	535,821

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	53,701	208,331

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	81,319	262,260

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	138,962	280,032

		1,824,627

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA	27,229	1,297,973

Commercial Banks 0.1%
DNB ASA	142,102	1,828,325

Diversified Telecommunication Services 0.1%
Telenor ASA	105,122	1,951,506

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,238	410,465

Industrial Conglomerates 0.1%
Orkla ASA	113,485	898,313

Insurance 0.0%†
Gjensidige Forsikring ASA(a)	28,001	330,694

Metals & Mining 0.1%
Norsk Hydro ASA	136,865	746,601

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	161,672	4,388,121

		11,851,998

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG(a)	114,058	208,668

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	28,296	188,569

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	95,460	518,614

Electric Utilities 0.1%
EDP - Energias de Portugal SA	281,078	817,595

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA*	33,087	673,942

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	34,633	569,918

		2,977,306

SINGAPORE 1.7%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	231,000	597,424

Airlines 0.1%
Singapore Airlines Ltd.(a)	80,866	693,487

Commercial Banks 0.5%
DBS Group Holdings Ltd.	255,500	2,887,012
Oversea-Chinese Banking Corp., Ltd.	376,000	2,669,000
United Overseas Bank Ltd.	183,000	2,672,530

		8,228,542

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,000	577,061

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	121,000	669,269

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,157,850	2,906,727

Food & Staples Retailing 0.0%†
Olam International Ltd.	212,600	399,527

Food Products 0.1%
Golden Agri-Resources Ltd.	942,612	589,007
Wilmar International Ltd.	281,294	1,101,433

		1,690,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	888,296	$1,205,324

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	136,745	729,434
Keppel Corp., Ltd.	207,400	1,812,632
SembCorp Industries Ltd.	139,000	583,481

		3,125,547

Machinery 0.1%
Cosco Corp. Singapore Ltd.(a)	130,000	120,829
SembCorp Marine Ltd.(a)	119,800	501,930

		622,759

Marine 0.0%†
Neptune Orient Lines Ltd.(a)	124,749	140,636

Media 0.0%†
Singapore Press Holdings Ltd.(a)	193,000	601,603

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	410,966
CapitaMall Trust	301,200	432,283

		843,249

Real Estate Management & Development 0.2%
CapitaLand Ltd.	365,097	907,074
CapitaMalls Asia Ltd.	201,300	262,304
City Developments Ltd.	75,000	677,263
Global Logistic Properties Ltd.*	268,000	469,728
Keppel Land Ltd.	106,538	294,754
UOL Group Ltd.	62,000	233,853

		2,844,976

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	266,000	330,075

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	783,000	598,987

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	81,475	200,855

		26,276,488

SPAIN 2.9%
Biotechnology 0.0%†
Grifols SA*(a)	19,574	417,756

Commercial Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	677,443	5,399,971
Banco de Sabadell SA	301,670	822,041
Banco Popular Espanol SA(a)	154,277	553,975
Banco Santander SA	1,248,481	9,600,886
Bankia SA*(a)	121,286	439,346
Bankinter SA(a)	30,768	161,549
CaixaBank(a)	110,976	432,295

		17,410,063

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	20,058	513,105
Ferrovial SA	54,530	626,263
Fomento de Construcciones y Contratas SA(a)	7,736	172,711

		1,312,079

Diversified Telecommunication Services 0.7%
Telefonica SA	598,360	9,816,994

Electric Utilities 0.3%
Acciona SA	3,559	248,092
Iberdrola SA	555,334	3,153,631
Red Electrica Corp. SA	16,049	785,469

		4,187,192

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	82,473	408,776

Gas Utilities 0.1%
Enagas SA	27,032	520,446
Gas Natural SDG SA	50,641	809,483

		1,329,929

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	31,971	158,898

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	45,829	865,710
Indra Sistemas SA(a)	14,096	172,855

		1,038,565

Insurance 0.0%†
Mapfre SA	107,583	346,569

Machinery 0.0%†
Zardoya Otis SA(a)	21,536	278,958

Metals & Mining 0.0%†
Acerinox SA	15,537	199,984

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	115,197	2,895,860

Specialty Retail 0.2%
Industria de Diseno Textil SA	31,689	3,032,603

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	56,969	970,406

		43,804,632

SWEDEN 3.1%
Building Products 0.1%
Assa Abloy AB, Class B	45,614	1,429,030

Capital Markets 0.0%†
Ratos AB, Class B	27,367	380,040

Commercial Banks 0.6%
Nordea Bank AB	381,522	3,469,405
Skandinaviska Enskilda Banken AB, Class A(a)	205,021	1,456,922
Svenska Handelsbanken AB, Class A	70,996	2,263,434
Swedbank AB	119,868	1,863,418

		9,053,179

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,457	428,630

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	436,884	4,520,618

Construction & Engineering 0.1%
Skanska AB, Class B	58,480	1,012,904

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,539	260,632
Investment AB Kinnevik, Class B	30,559	710,958
Investor AB, Class B	66,078	1,465,377

		2,436,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stock (continued)

	Shares	Market Value
SWEDEN (continued)
Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	46,444	$948,527
TeliaSonera AB	314,167	2,191,841

		3,140,368

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B	37,440	727,132

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	29,643	843,960

Household Durables 0.1%
Electrolux AB	34,241	723,668
Husqvarna AB, Class B	64,959	391,989

		1,115,657

Machinery 0.8%
Alfa Laval AB	49,333	1,015,003
Atlas Copco AB, Class A	98,228	2,376,534
Atlas Copco AB, Class B	57,294	1,234,987
Sandvik AB	146,384	2,112,265
Scania AB, Class B	47,502	988,027
SKF AB, Class B(a)	56,845	1,387,465
Volvo AB, Class B	201,530	2,935,750

		12,050,031

Media 0.0%†
Modern Times Group AB, Class B	6,937	382,187

Metals & Mining 0.1%
Boliden AB	40,530	637,474
SSAB AB, Class A	24,229	229,284

		866,758

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	32,307	692,935

Paper & Forest Products 0.1%
Holmen AB, Class B	8,302	228,104
Svenska Cellulosa AB, Class B(a)	83,891	1,453,765

		1,681,869

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	148,241	5,358,810

Tobacco 0.1%
Swedish Match AB	31,052	1,235,697

		47,356,772

SWITZERLAND 9.0%
Biotechnology 0.0%†
Actelion Ltd. REG*	16,522	604,007

Building Products 0.1%
Geberit AG REG*	5,723	1,195,813

Capital Markets 0.9%
Credit Suisse Group AG REG*	165,794	4,725,409
GAM Holding AG*	29,181	425,058
Julius Baer Group Ltd.*	30,171	1,218,249
Partners Group Holding AG	2,047	399,350
UBS AG REG*	528,326	7,404,366

		14,172,432

Chemicals 0.4%
Givaudan SA REG*	1,208	1,164,159
Sika AG	304	657,528
Syngenta AG REG*	13,721	4,728,012

		6,549,699

Construction Materials 0.2%
Holcim Ltd. REG*	35,731	2,325,741

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	273,305

Diversified Telecommunication Services 0.1%
Swisscom AG REG(a)	3,408	1,378,185

Electrical Equipment 0.4%
ABB Ltd. REG*	318,232	6,512,806

Energy Equipment & Services 0.2%
Transocean Ltd.	50,131	2,738,241

Food Products 2.1%
Aryzta AG*	12,677	626,257
Barry Callebaut AG REG*	248	248,465
Lindt & Spruengli AG REG	16	595,529
Lindt & Spruengli AG - Participation Certificate	125	401,586
Nestle SA REG	479,963	30,197,627

		32,069,464

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	7,282	809,050
Straumann Holding AG REG*	1,049	178,469

		987,519

Insurance 0.7%
Baloise Holding AG REG	7,152	575,927
Swiss Life Holding AG REG*	4,267	507,768
Swiss Re AG*	50,204	3,206,013
Zurich Financial Services AG*	21,432	5,760,425

		10,050,133

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,039	363,806

Machinery 0.1%
Schindler Holding AG REG	3,015	360,513
Schindler Holding AG - Participation Certificate	7,193	865,218
Sulzer AG REG	3,380	480,326

		1,706,057

Marine 0.1%
Kuehne + Nagel International AG
REG	7,921	1,071,587

Metals & Mining 0.4%
Glencore International PLC(a)	201,021	1,254,750
Xstrata PLC	301,237	5,160,747

		6,415,497

Pharmaceuticals 2.4%
Novartis AG REG	339,430	18,790,055
Roche Holding AG	102,182	17,782,770

		36,572,825

Professional Services 0.2%
Adecco SA REG*	19,573	1,025,158
SGS SA REG	799	1,553,783

		2,578,941

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	94,668	775,078

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA, Class A	75,780	4,749,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stock (continued)

	Shares	Market Value
SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) REG	6,078	$487,665
Swatch Group AG (The) - Bearer Shares	4,518	2,076,972

		7,314,554

Trading Companies & Distributors 0.1%
Wolseley PLC	41,326	1,578,937

		137,234,627

UNITED KINGDOM 19.2%
Aerospace & Defense 0.5%
BAE Systems PLC	472,692	2,268,647
Cobham PLC	159,003	583,212
Meggitt PLC	114,331	739,277
Rolls-Royce Holdings PLC*	271,181	3,522,903

		7,114,039

Airlines 0.0%†
International Consolidated Airlines
Group SA*	64,599	184,818
International Consolidated Airlines Group SA - EUR*	70,620	203,315

		388,133

Auto Components 0.0%†
GKN PLC	231,349	763,206

Beverages 0.9%
Diageo PLC	362,795	8,734,586
SABMiller PLC	139,107	5,586,161

		14,320,747

Capital Markets 0.2%
3i Group PLC	135,904	465,530
ICAP PLC	78,558	493,713
Investec PLC	75,193	460,066
Man Group PLC	265,193	572,710
Schroders PLC	15,822	399,960

		2,391,979

Chemicals 0.1%
Johnson Matthey PLC	31,452	1,186,333

Commercial Banks 2.8%
Barclays PLC	1,679,283	6,328,309
HSBC Holdings PLC	2,598,744	23,082,604
Lloyds Banking Group PLC*	5,981,941	3,219,077
Royal Bank of Scotland Group PLC*	2,611,300	1,154,101
Standard Chartered PLC	346,341	8,648,709

		42,432,800

Commercial Services & Supplies 0.2%
Aggreko PLC	38,568	1,388,805
Babcock International Group PLC	53,880	687,262
G4S PLC	208,390	907,951
Serco Group PLC	73,568	638,988

		3,623,006

Construction & Engineering 0.0%†
Balfour Beatty PLC	100,020	456,027

Containers & Packaging 0.1%
Rexam PLC	129,624	887,758

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	22,000	364,104

Diversified Telecommunication Services 0.3%
BT Group PLC	1,126,789	4,081,708
Inmarsat PLC	64,802	477,704

		4,559,412

Electric Utilities 0.2%
SSE PLC	137,330	2,920,355

Energy Equipment & Services 0.2%
AMEC PLC	49,302	874,658
Petrofac Ltd.	37,921	1,056,795
Subsea 7 SA*	41,584	1,101,382

		3,032,835

Food & Staples Retailing 0.6%
J Sainsbury PLC	179,275	892,172
Tesco PLC	1,169,458	6,172,423
WM Morrison Supermarkets PLC	317,238	1,512,280

		8,576,875

Food Products 0.5%
Associated British Foods PLC	52,216	1,019,588
Tate & Lyle PLC	68,087	767,879
Unilever PLC	187,167	6,175,093

		7,962,560

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	129,454	1,311,837

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	26,866	858,613
Compass Group PLC	274,921	2,882,142
Intercontinental Hotels Group PLC	43,003	999,117
Tui Travel PLC	79,547	249,702
Whitbread PLC	26,467	780,354

		5,769,928

Household Products 0.3%
Reckitt Benckiser Group PLC	90,373	5,113,122

Independent Power Producers & Energy Traders 0.1%
International Power PLC	221,517	1,434,977

Industrial Conglomerates 0.1%
Smiths Group PLC	58,037	976,855

Insurance 0.9%
Admiral Group PLC	28,388	539,536
Aviva PLC	422,455	2,242,306
Legal & General Group PLC	850,975	1,779,839
Old Mutual PLC	801,593	2,035,062
Prudential PLC	369,099	4,422,697
RSA Insurance Group PLC(a)	518,543	867,810
Standard Life PLC	339,403	1,247,393

		13,134,643

Machinery 0.1%
Invensys PLC	113,779	362,395
Weir Group PLC (The)	30,916	872,116

		1,234,511

Media 0.4%
British Sky Broadcasting Group PLC	165,122	1,786,339
ITV PLC	525,466	743,253
Pearson PLC	118,083	2,200,978
Reed Elsevier PLC	176,487	1,564,372

		6,294,942

Metals & Mining 2.0%
Anglo American PLC	192,908	7,230,858
Antofagasta PLC	57,370	1,060,182
BHP Billiton PLC	307,578	9,426,397
Eurasian Natural Resources Corp. PLC	36,693	348,537
Kazakhmys PLC	30,367	442,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Metals & Mining (continued)
Lonmin PLC	22,744	$372,441
Rio Tinto PLC	199,616	11,064,155
Vedanta Resources PLC	17,238	339,222

		30,283,895

Multiline Retail 0.2%
Marks & Spencer Group PLC	230,527	1,397,080
Next PLC	25,276	1,205,082

		2,602,162

Multi-Utilities 0.6%
Centrica PLC	756,703	3,830,826
National Grid PLC	518,567	5,226,565

		9,057,391

Oil, Gas & Consumable Fuels 2.3%
BG Group PLC	493,592	11,444,755
BP PLC	2,758,069	20,540,125
Tullow Oil PLC	130,915	3,199,773

		35,184,653

Pharmaceuticals 1.6%
AstraZeneca PLC	189,637	8,429,028
GlaxoSmithKline PLC	733,620	16,400,677

		24,829,705

Professional Services 0.1%
Capita PLC	90,428	1,060,578
Intertek Group PLC	22,760	914,439

		1,975,017

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	123,817	950,377
Capital Shopping Centres Group PLC	78,255	414,847
Hammerson PLC	100,659	669,440
Land Securities Group PLC	112,231	1,297,246
Segro PLC	109,017	409,605

		3,741,515

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	195,183	1,841,453

Software 0.1%
Sage Group PLC (The)	193,996	928,769

Specialty Retail 0.1%
Kingfisher PLC	343,149	1,683,606

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	63,539	1,523,300

Tobacco 1.3%
British American Tobacco PLC	286,449	14,429,754
Imperial Tobacco Group PLC	146,788	5,954,567

		20,384,321

Trading Companies & Distributors 0.1%
Bunzl PLC	49,220	791,547

Water Utilities 0.1%
Severn Trent PLC	34,987	864,149
United Utilities Group PLC	99,827	960,571

		1,824,720

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	7,314,477	20,175,845

		293,078,883

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc. REG(c)	9,502	1,648,348

Metals & Mining 0.0%†
Sims Metal Management Ltd.(a)	23,522	359,306

		2,007,654

Total Common Stocks (cost $1,562,596,537)		1,514,810,956

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,558	448,923
Porsche Automobil Holding SE	22,237	1,312,371
Volkswagen AG	21,034	3,699,104

		5,460,398

Household Products 0.1%
Henkel AG & Co. KGaA	25,664	1,880,751

Media 0.0%†
ProSiebenSat.1 Media AG	11,247	289,031

Multi-Utilities 0.0%†
RWE AG - Non Voting Preference Shares	5,878	258,452

		7,888,632

Total Preferred Stocks (cost $6,458,890)		7,888,632

Repurchase Agreements 11.4%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $125,001,771, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63%-14.00%, maturing 05/15/12-03/20/42; total market value $127,500,000.(d)	$125,000,000	125,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Repurchase Agreements (continued)

Common Stock (continued)

	Principal Amount	Market Value
Repurchase Agreements 11.4%(continued)
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $48,333,326, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%-7.50%, maturing 01/15/19-03/20/42; total market value $49,299,966.(d)	48,332,923	$48,332,923

Total Repurchase Agreements (cost $173,332,923)		173,332,923

Total Investments (cost $1,742,388,350)(e) — 111.1%		1,696,032,511
Liabilities in excess of other assets — (11.1)%		(169,807,112)

NET ASSETS — 100.0%		$1,526,225,399

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $164,945,057.
(b)	Fair Valued Security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $1,648,348 which represents 0.11% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $173,332,923.
(e)	At March 31, 2012, the tax basis cost of the Fund's investments was $1,770,217,330, tax unrealized appreciation and depreciation were $144,346,552 and $(218,531,371), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
EUR	EURO
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At March 31, 2012, the Fund's open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
161	DJ Euro Stoxx 50	06/15/12	$5,172,742	$(91,634)
7	E-Mini MSCI EAFE Index	06/15/12	539,560	4,809
53	FTSE 100 Index	06/15/12	4,857,098	(98,476)
58	SGX Nikkei 225 Index	06/07/12	3,535,218	108,615
19	SPI 200 Index	06/21/12	2,137,865	44,454

			$16,242,483	$(32,232)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$12,059,218	$—	$12,059,218
Air Freight & Logistics	—	4,539,335	—	4,539,335
Airlines	123,352	2,541,371	—	2,664,723
Auto Components	—	13,608,782	—	13,608,782
Automobiles	—	51,440,411	—	51,440,411
Beverages	—	34,531,957	—	34,531,957
Biotechnology	—	3,860,813	—	3,860,813
Building Products	—	8,741,275	—	8,741,275
Capital Markets	—	29,247,555	—	29,247,555
Chemicals	—	57,363,880	—	57,363,880
Commercial Banks	—	178,717,422	—	178,717,422
Commercial Services & Supplies	—	9,722,941	—	9,722,941
Communications Equipment	—	8,262,945	—	8,262,945
Computers & Peripherals	—	5,061,153	—	5,061,153
Construction & Engineering	—	11,362,926	—	11,362,926
Construction Materials	—	9,054,262	—	9,054,262
Consumer Finance	—	601,344	—	601,344
Containers & Packaging	—	2,568,886	—	2,568,886
Distributors	—	2,461,919	—	2,461,919
Diversified Consumer Services	—	478,477	—	478,477
Diversified Financial Services	—	17,441,270	—	17,441,270
Diversified Telecommunication Services	—	50,405,053	—	50,405,053
Electric Utilities	—	33,816,918	—	33,816,918
Electrical Equipment	—	21,147,950	—	21,147,950
Electronic Equipment, Instruments & Components	—	18,467,691	—	18,467,691
Energy Equipment & Services	—	15,678,669	—	15,678,669
Food & Staples Retailing	—	32,682,489	—	32,682,489
Food Products	—	60,949,828	—	60,949,828
Gas Utilities	—	7,767,335	—	7,767,335
Health Care Equipment & Supplies	—	10,981,659	—	10,981,659
Health Care Providers & Services	—	6,315,077	—	6,315,077
Hotels, Restaurants & Leisure	—	16,005,884	—	16,005,884
Household Durables	—	10,183,311	—	10,183,311
Household Products	—	7,186,929	—	7,186,929
Independent Power Producers & Energy Traders	—	2,502,808	—	2,502,808
Industrial Conglomerates	—	24,190,975	—	24,190,975
Information Technology Services	—	4,452,905	—	4,452,905
Insurance	—	70,012,194	—	70,012,194
Internet & Catalog Retail	—	1,107,951	—	1,107,951
Internet Software & Services	—	1,717,986	—	1,717,986
Leisure Equipment & Products	—	3,904,520	—	3,904,520
Life Sciences Tools & Services	—	911,857	—	911,857
Machinery	—	43,744,575	—	43,744,575
Marine	—	5,250,360	—	5,250,360
Media	—	19,280,720	—	19,280,720
Metals & Mining	—	82,071,446	—	82,071,446
Multiline Retail	—	6,511,421	—	6,511,421
Multi-Utilities	—	19,754,601	—	19,754,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Office Electronics	—	10,284,726	—	10,284,726
Oil, Gas & Consumable Fuels	—	114,460,820	—	114,460,820
Paper & Forest Products	—	4,242,694	—	4,242,694
Personal Products	—	8,192,850	—	8,192,850
Pharmaceuticals	—	119,767,045	—	119,767,045
Professional Services	—	8,912,638	—	8,912,638
Real Estate Investment Trusts (REITs)	—	21,196,177	—	21,196,177
Real Estate Management & Development	—	26,703,878	—	26,703,878
Road & Rail	—	14,716,495	—	14,716,495
Semiconductors & Semiconductor Equipment	—	10,462,931	—	10,462,931
Software	—	14,831,928	—	14,831,928
Specialty Retail	—	14,174,301	—	14,174,301
Textiles, Apparel & Luxury Goods	—	20,011,189	—	20,011,189
Tobacco	—	25,310,636	—	25,310,636
Trading Companies & Distributors	—	20,215,632	—	20,215,632
Transportation Infrastructure	—	6,400,167	—	6,400,167
Water Utilities	—	1,824,720	—	1,824,720
Wireless Telecommunication Services	—	32,307,523	—	32,307,523

Total Common Stocks	$123,352	$1,514,687,604	$—	$1,514,810,956

Futures Contracts	157,878	—	—	157,878
Preferred Stocks*	—	7,888,632	—	7,888,632
Repurchase Agreements	—	173,332,923	—	173,332,923

Total Assets	$281,230	$1,695,909,159	$—	$1,696,190,389

Liabilities:
Futures Contracts	(190,110)	—	—	(190,110)

Total Liabilities	$(190,110)	$—	$—	$(190,110)

Total	$91,120	$1,695,909,159	$—	$1,696,000,279

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains/(Losses)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
Common stocks	$—	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0 5.0 – 20.0	% %

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT International Index Fund

The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund's policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$157,878

Total		$157,878

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(190,110)

Total		$(190,110)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 1.0%
Precision Castparts Corp.	86,250	$14,912,625

Air Freight & Logistics 1.0%
FedEx Corp.	165,600	15,228,576

Auto Components 1.6%
Delphi Automotive PLC*	406,250	12,837,500
Johnson Controls, Inc.	311,840	10,128,563

		22,966,063

Beverages 3.1%
Coca-Cola Enterprises, Inc.	467,680	13,375,648
PepsiCo, Inc.	489,760	32,495,576

		45,871,224

Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	103,500	9,611,010
Biogen Idec, Inc.*	95,100	11,979,747
Celgene Corp.*	200,000	15,504,000
Gilead Sciences, Inc.*	320,640	15,663,264
Vertex Pharmaceuticals, Inc.*	218,920	8,977,909

		61,735,930

Chemicals 3.9%
Air Products & Chemicals, Inc.	176,860	16,235,748
Eastman Chemical Co.	347,880	17,981,917
Monsanto Co.	289,680	23,104,877

		57,322,542

Commercial Banks 0.9%
Wells Fargo & Co.	394,850	13,480,179

Communications Equipment 4.1%
F5 Networks, Inc.*	98,530	13,297,609
QUALCOMM, Inc.	690,570	46,972,571

		60,270,180

Computers & Peripherals 10.3%
Apple, Inc.*	190,520	114,211,025
EMC Corp.*	707,990	21,154,741
SanDisk Corp.*	306,900	15,219,171

		150,584,937

Consumer Finance 1.0%
Discover Financial Services	441,130	14,707,274

Diversified Financial Services 1.2%
IntercontinentalExchange, Inc.*	52,710	7,243,408
Moody’s Corp.	259,870	10,940,527

		18,183,935

Electrical Equipment 1.5%
Cooper Industries PLC	341,870	21,862,586

Energy Equipment & Services 4.3%
Cameron International Corp.*	158,880	8,393,630
Ensco PLC, ADR-UK	264,870	14,019,569
National Oilwell Varco, Inc.	159,010	12,636,525
Schlumberger Ltd.	391,700	27,391,581

		62,441,305

Food & Staples Retailing 1.1%
Whole Foods Market, Inc.	191,960	15,971,072

Health Care Equipment & Supplies 0.8%
St. Jude Medical, Inc.	269,880	11,958,383

Health Care Providers & Services 2.0%
McKesson Corp.	228,400	20,046,668
WellCare Health Plans, Inc.*	120,100	8,632,788

		28,679,456

Health Care Technology 0.8%
Cerner Corp.*	145,130	11,053,101

Hotels, Restaurants & Leisure 2.0%
Royal Caribbean Cruises Ltd.	357,330	10,516,222
Starbucks Corp.	331,140	18,507,415

		29,023,637

Household Durables 0.7%
Newell Rubbermaid, Inc.	608,300	10,833,823

Household Products 1.8%
Energizer Holdings, Inc.*	162,260	12,036,447
Procter & Gamble Co. (The)	211,070	14,186,015

		26,222,462

Industrial Conglomerates 1.6%
Danaher Corp.	416,160	23,304,960

Information Technology Services 3.1%
MasterCard, Inc., Class A	47,700	20,059,758
Paychex, Inc.	379,720	11,767,523
Teradata Corp.*	202,750	13,817,412

		45,644,693

Internet & Catalog Retail 2.7%
Amazon.com, Inc.*	100,490	20,350,230
priceline.com, Inc.*	27,100	19,444,250

		39,794,480

Internet Software & Services 2.5%
Google, Inc., Class A*	56,400	36,165,936

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	206,460	9,189,535

Machinery 5.8%
Caterpillar, Inc.	335,140	35,699,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Cummins, Inc.	186,960	$22,442,678
Eaton Corp.	532,060	26,512,550

		84,654,341

Media 1.9%
News Corp., Class A	617,070	12,150,108
Viacom, Inc., Class B	344,410	16,345,699

		28,495,807

Metals & Mining 0.8%
Cliffs Natural Resources, Inc.	167,170	11,578,194

Multiline Retail 2.1%
Macy’s, Inc.	515,030	20,462,142
Nordstrom, Inc.	188,020	10,476,474

		30,938,616

Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	260,270	27,911,355
EOG Resources, Inc.	231,060	25,670,766
Noble Energy, Inc.	82,190	8,036,538
Occidental Petroleum Corp.	144,170	13,729,309

		75,347,968

Personal Products 0.7%
Avon Products, Inc.	490,980	9,505,373

Pharmaceuticals 3.1%
Allergan, Inc.	115,660	11,037,434
Bristol-Myers Squibb Co.	215,300	7,266,375
Merck & Co., Inc.	184,230	7,074,432
Perrigo Co.	77,350	7,991,028
Watson Pharmaceuticals, Inc.*	170,300	11,420,318

		44,789,587

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	479,250	19,361,700
Broadcom Corp., Class A*	382,830	15,045,219
Texas Instruments, Inc.	587,280	19,738,481

		54,145,400

Software 7.8%
Citrix Systems, Inc.*	178,350	14,073,599
Intuit, Inc.	274,880	16,528,534
Oracle Corp.	1,082,920	31,577,947
Red Hat, Inc.*	290,280	17,384,869
Salesforce.com, Inc.*	116,520	18,003,505
VMware, Inc., Class A*	153,080	17,201,600

		114,770,054

Specialty Retail 4.0%
Dick’s Sporting Goods, Inc.	195,890	9,418,391
Home Depot, Inc. (The)	448,190	22,548,439
Limited Brands, Inc.	270,190	12,969,120
Ross Stores, Inc.	221,510	12,869,731

		57,805,681

Textiles, Apparel & Luxury Goods 2.8%
Michael Kors Holdings Ltd.*	156,250	7,279,688
PVH Corp.	236,710	21,145,304
Under Armour, Inc., Class A*	129,750	12,196,500

		40,621,492

Tobacco 2.8%
Philip Morris International, Inc.	466,600	41,345,426

Total Common Stocks (cost $1,191,436,902)		1,441,406,833

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	19,568,464	19,568,464

Total Mutual Fund (cost $19,568,464)		19,568,464

Total Investments (cost $1,211,005,366) (b) — 99.8%		1,460,975,297

Other assets in excess of liabilities — 0.2%		2,560,351

NET ASSETS — 100.0%		$1,463,535,648

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,217,874,582, tax unrealized appreciation and depreciation were $250,728,489 and $(7,627,774), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,441,406,833	$—	$—	$1,441,406,833
Mutual Fund	19,568,464	—	—	19,568,464

Total	$1,460,975,297	$—	$—	$1,460,975,297

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	32,222	$1,614,967
BE Aerospace, Inc.*	101,563	4,719,633
Esterline Technologies Corp.*	29,938	2,139,369
Exelis, Inc.	180,511	2,259,998
Huntington Ingalls Industries, Inc.*	47,734	1,920,816
Triumph Group, Inc.	42,228	2,646,006

		15,300,789

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	100,537	1,732,253

Airlines 0.3%
Alaska Air Group, Inc.*	69,458	2,487,986
JetBlue Airways Corp.*	199,861	977,320

		3,465,306

Auto Components 0.3%
Gentex Corp.	140,789	3,449,331

Automobiles 0.1%
Thor Industries, Inc.	42,911	1,354,271

Beverages 0.8%
Monster Beverage Corp.*	148,146	9,198,385

Biotechnology 1.7%
Regeneron Pharmaceuticals, Inc.*	74,428	8,679,793
United Therapeutics Corp.*	52,393	2,469,282
Vertex Pharmaceuticals, Inc.*	205,579	8,430,795

		19,579,870

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	154,255	3,404,408
Lennox International, Inc.	49,991	2,014,637

		5,419,045

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	52,337	5,851,800
Apollo Investment Corp.	192,719	1,381,795
Eaton Vance Corp.	112,978	3,228,911
Greenhill & Co., Inc.(a)	28,274	1,233,877
Janus Capital Group, Inc.	184,016	1,639,583
Jefferies Group, Inc.(a)	146,899	2,767,577
Raymond James Financial, Inc.	108,962	3,980,382
SEI Investments Co.	142,113	2,940,318
Waddell & Reed Financial, Inc., Class A	83,731	2,713,722

		25,737,965

Chemicals 2.9%
Albemarle Corp.	86,946	5,557,588
Ashland, Inc.	76,535	4,673,227
Cabot Corp.	61,910	2,642,319
Cytec Industries, Inc.	44,731	2,719,197
Intrepid Potash, Inc.*	51,488	1,252,703
Minerals Technologies, Inc.	17,276	1,130,023
NewMarket Corp.	10,357	1,940,902
Olin Corp.	78,398	1,705,157
RPM International, Inc.	128,132	3,355,777
Scotts Miracle-Gro Co. (The), Class A(a)	42,324	2,292,268
Sensient Technologies Corp.	48,980	1,861,240
Valspar Corp.	91,387	4,413,078

		33,543,479

Commercial Banks 4.1%
Associated Banc-Corp.	169,680	2,368,733
BancorpSouth, Inc.(a)	80,211	1,080,442
Bank of Hawaii Corp.	45,118	2,181,455
Cathay General Bancorp	76,924	1,361,555
City National Corp.	45,776	2,401,867
Commerce Bancshares, Inc.	77,392	3,135,924
Cullen/Frost Bankers, Inc.	59,887	3,484,825
East West Bancorp, Inc.	145,750	3,365,367
First Niagara Financial Group, Inc.	343,798	3,382,972
FirstMerit Corp.	106,839	1,801,306
Fulton Financial Corp.	195,597	2,053,768
Hancock Holding Co.	82,827	2,941,187
International Bancshares Corp.	51,989	1,099,567
Prosperity Bancshares, Inc.	46,143	2,113,349
Signature Bank*	45,149	2,846,193
SVB Financial Group*	42,635	2,743,136
Synovus Financial Corp.(a)	723,184	1,482,527
TCF Financial Corp.	154,192	1,833,343
Trustmark Corp.	62,708	1,566,446
Valley National Bancorp(a)	183,033	2,370,277
Webster Financial Corp.	71,886	1,629,656
Westamerica Bancorporation(a)	27,211	1,306,128

		48,550,023

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	45,804	1,093,341
Clean Harbors, Inc.*	46,324	3,118,995
Copart, Inc.*	104,330	2,719,883
Corrections Corp. of America*	97,309	2,657,509
Deluxe Corp.	49,704	1,164,068
Herman Miller, Inc.	56,953	1,307,641
HNI Corp.	43,843	1,216,643
Mine Safety Appliances Co.	30,105	1,236,713
Rollins, Inc.	62,953	1,339,640
Waste Connections, Inc.	120,826	3,930,470

		19,784,903

Communications Equipment 1.2%
ADTRAN, Inc.	62,251	1,941,609
Ciena Corp.*	96,345	1,559,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Plantronics, Inc.	41,707	$1,679,124
Polycom, Inc.*	173,214	3,303,191
Riverbed Technology, Inc.*	153,931	4,322,382
Tellabs, Inc.	356,923	1,445,538

		14,251,670

Computers & Peripherals 0.6%
Diebold, Inc.	61,257	2,359,620
NCR Corp.*	154,679	3,358,081
QLogic Corp.*	97,120	1,724,851

		7,442,552

Construction & Engineering 1.2%
AECOM Technology Corp.*	114,434	2,559,889
Granite Construction, Inc.	33,218	954,685
KBR, Inc.	145,016	5,155,319
Shaw Group, Inc. (The)*	63,716	2,020,434
URS Corp.	77,852	3,310,267

		14,000,594

Construction Materials 0.3%
Martin Marietta Materials, Inc.(a)	44,683	3,826,205

Containers & Packaging 1.5%
AptarGroup, Inc.	64,605	3,538,416
Greif, Inc., Class A	30,087	1,682,465
Packaging Corp. of America	94,728	2,803,002
Rock-Tenn Co., Class A	68,949	4,658,194
Silgan Holdings, Inc.	48,467	2,142,241
Sonoco Products Co.	98,245	3,261,734

		18,086,052

Distributors 0.4%
LKQ Corp.*	143,915	4,485,831

Diversified Consumer Services 0.8%
ITT Educational Services, Inc.*(a)	19,371	1,281,198
Matthews International Corp., Class A	27,820	880,225
Regis Corp.	54,716	1,008,416
Service Corp. International	217,590	2,450,063
Sotheby’s	66,063	2,598,918
Strayer Education, Inc.(a)	11,038	1,040,663

		9,259,483

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	87,191	2,477,968
MSCI, Inc., Class A*	118,694	4,369,126

		6,847,094

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	146,576	3,248,124

Electric Utilities 1.5%
Cleco Corp.	59,325	2,352,236
Great Plains Energy, Inc.	133,186	2,699,680
Hawaiian Electric Industries, Inc.	93,851	2,379,123
IDACORP, Inc.	48,669	2,001,269
NV Energy, Inc.	230,762	3,719,884
PNM Resources, Inc.	77,902	1,425,607
Westar Energy, Inc.	123,459	3,448,210

		18,026,009

Electrical Equipment 1.9%
Acuity Brands, Inc.	41,135	2,584,512
AMETEK, Inc.	156,858	7,609,182
General Cable Corp.*	49,031	1,425,821
Hubbell, Inc., Class B	58,250	4,577,285
Regal-Beloit Corp.	40,604	2,661,592
Thomas & Betts Corp.*	51,036	3,669,999

		22,528,391

Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	109,252	4,585,306
Avnet, Inc.*	142,116	5,171,601
Ingram Micro, Inc., Class A*	147,345	2,734,723
Itron, Inc.*	39,184	1,779,346
National Instruments Corp.	90,655	2,585,481
Tech Data Corp.*	40,359	2,189,879
Trimble Navigation Ltd.*	121,588	6,616,819
Vishay Intertechnology, Inc.*	153,725	1,869,296

		27,532,451

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	55,486	2,490,766
CARBO Ceramics, Inc.(a)	19,433	2,049,210
Dresser-Rand Group, Inc.*	73,841	3,425,484
Dril-Quip, Inc.*	33,852	2,201,057
Helix Energy Solutions Group, Inc.*	103,150	1,836,070
Oceaneering International, Inc.	105,634	5,692,616
Oil States International, Inc.*	50,220	3,920,173
Patterson-UTI Energy, Inc.	150,907	2,609,182
Superior Energy Services, Inc.*	154,005	4,059,572
Tidewater, Inc.	50,340	2,719,367
Unit Corp.*	40,496	1,731,609

		32,735,106

Food & Staples Retailing 0.2%
Ruddick Corp.	48,192	1,932,499

Food Products 1.9%
Corn Products International, Inc.	74,464	4,292,850
Flowers Foods, Inc.	110,359	2,248,013
Green Mountain Coffee Roasters, Inc.*(a)	127,190	5,957,580
Lancaster Colony Corp.(a)	19,459	1,293,245
Post Holdings, Inc.*	26,954	887,595
Ralcorp Holdings, Inc.*	53,909	3,994,118
Smithfield Foods, Inc.*	157,853	3,477,501
Tootsie Roll Industries, Inc.(a)	24,994	572,612

		22,723,514

Gas Utilities 1.3%
Atmos Energy Corp.	88,362	2,779,869
National Fuel Gas Co.	81,207	3,907,681
Questar Corp.	173,648	3,344,460
UGI Corp.	110,027	2,998,236
WGL Holdings, Inc.	50,292	2,046,884

		15,077,130

Health Care Equipment & Supplies 2.6%
Cooper Cos., Inc. (The)	46,676	3,813,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Gen-Probe, Inc.*	44,388	$2,947,807
Hill-Rom Holdings, Inc.	60,635	2,025,815
Hologic, Inc.*	257,788	5,555,331
IDEXX Laboratories, Inc.*	53,955	4,718,365
Masimo Corp.*	57,493	1,344,186
ResMed, Inc.*(a)	141,315	4,368,047
STERIS Corp.	56,688	1,792,475
Teleflex, Inc.	39,817	2,434,810
Thoratec Corp.*	57,462	1,937,044

		30,937,776

Health Care Providers & Services 3.8%
AMERIGROUP Corp.*	47,014	3,163,102
Catalyst Health Solutions, Inc.*	49,095	3,128,824
Community Health Systems, Inc.*	86,870	1,931,989
Health Management Associates, Inc., Class A*	248,498	1,669,907
Health Net, Inc.*	81,131	3,222,523
Henry Schein, Inc.*	87,912	6,653,180
HMS Holdings Corp.*	84,011	2,621,983
LifePoint Hospitals, Inc.*	47,354	1,867,642
Lincare Holdings, Inc.	85,487	2,212,404
MEDNAX, Inc.*	47,979	3,568,198
Omnicare, Inc.	111,396	3,962,356
Owens & Minor, Inc.(a)	62,029	1,886,302
Universal Health Services, Inc., Class B	94,624	3,965,692
VCA Antech, Inc.*	85,305	1,979,929
WellCare Health Plans, Inc.*	41,849	3,008,106

		44,842,137

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	186,160	3,090,256

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	41,697	1,949,335
Bob Evans Farms, Inc.	28,770	1,085,205
Brinker International, Inc.(a)	77,175	2,126,171
Cheesecake Factory, Inc. (The)*	53,391	1,569,162
International Speedway Corp., Class A	27,703	768,758
Life Time Fitness, Inc.*	41,604	2,103,914
Panera Bread Co., Class A*	29,049	4,674,565
Scientific Games Corp., Class A*	56,534	659,187
Wendy’s Co. (The)	289,236	1,449,072
WMS Industries, Inc.*	54,506	1,293,427

		17,678,796

Household Durables 1.4%
American Greetings Corp., Class A(a)	38,178	585,651
KB Home(a)	70,087	623,774
M.D.C. Holdings, Inc.	37,080	956,293
Mohawk Industries, Inc.*	55,809	3,711,857
NVR, Inc.*	4,944	3,590,976
Toll Brothers, Inc.*	142,859	3,427,187
Tupperware Brands Corp.	55,054	3,495,929

		16,391,667

Household Products 1.0%
Church & Dwight Co., Inc.	139,437	6,858,906
Energizer Holdings, Inc.*	64,616	4,793,215

		11,652,121

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	60,376	3,013,970

Information Technology Services 3.3%
Acxiom Corp.*	76,566	1,123,989
Alliance Data Systems Corp.*	48,938	6,164,231
Broadridge Financial Solutions, Inc.	121,366	2,901,861
Convergys Corp.*	114,191	1,524,450
CoreLogic, Inc.*	104,161	1,699,908
DST Systems, Inc.	32,757	1,776,412
Gartner, Inc.*	91,549	3,903,649
Global Payments, Inc.(b)	76,578	3,635,158
Jack Henry & Associates, Inc.	84,661	2,888,633
Lender Processing Services, Inc.	82,531	2,145,806
Mantech International Corp., Class A	22,685	781,725
NeuStar, Inc., Class A*	63,932	2,381,467
VeriFone Systems, Inc.*	103,553	5,371,294
Wright Express Corp.*	37,822	2,448,218

		38,746,801

Insurance 4.2%
Alleghany Corp.*	14,189	4,669,600
American Financial Group, Inc.	74,947	2,891,455
Arthur J. Gallagher & Co.	112,418	4,017,819
Aspen Insurance Holdings Ltd.	69,044	1,929,089
Brown & Brown, Inc.	113,565	2,700,576
Everest Re Group Ltd.	52,515	4,858,688
Fidelity National Financial, Inc., Class A	216,518	3,903,820
First American Financial Corp.	103,129	1,715,035
Hanover Insurance Group, Inc. (The)	43,883	1,804,469
HCC Insurance Holdings, Inc.	102,135	3,183,548
Kemper Corp.	49,078	1,486,082
Mercury General Corp.	33,067	1,446,351
Old Republic International Corp.	253,377	2,673,127
Protective Life Corp.	80,247	2,376,916
Reinsurance Group of America, Inc.	71,642	4,260,550
StanCorp Financial Group, Inc.	43,213	1,769,140
W.R. Berkley Corp.	109,137	3,942,028

		49,628,293

Internet & Catalog Retail 0.1%
HSN, Inc.	38,788	1,475,108

Internet Software & Services 1.5%
AOL, Inc.*(a)	93,300	1,769,901
Equinix, Inc.*	45,691	7,194,048
Monster Worldwide, Inc.*	121,576	1,185,366
Rackspace Hosting, Inc.*	101,883	5,887,818
ValueClick, Inc.*	79,104	1,561,513

		17,598,646

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	67,090	4,840,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	19,250	$1,996,032
Charles River Laboratories International, Inc.*	47,473	1,713,301
Covance, Inc.*	57,438	2,735,772
Mettler-Toledo International, Inc.*	30,715	5,674,596
Techne Corp.	36,182	2,536,358

		14,656,059

Machinery 5.7%
AGCO Corp.*	95,029	4,486,319
CLARCOR, Inc.	49,119	2,411,252
Crane Co.	47,197	2,289,054
Donaldson Co., Inc.	145,726	5,206,790
Gardner Denver, Inc.	49,463	3,117,158
Graco, Inc.	58,559	3,107,141
Harsco Corp.	78,935	1,851,815
IDEX Corp.	81,891	3,450,068
ITT Corp.	92,708	2,126,721
Kennametal, Inc.	77,932	3,470,312
Lincoln Electric Holdings, Inc.	81,943	3,713,657
Nordson Corp.	55,869	3,045,419
Oshkosh Corp.*	89,403	2,071,467
Pentair, Inc.	96,381	4,588,699
SPX Corp.	50,072	3,882,082
Terex Corp.*(c)	107,288	2,413,980
Timken Co.	82,117	4,166,617
Trinity Industries, Inc.	78,362	2,582,028
Valmont Industries, Inc.	21,980	2,580,672
Wabtec Corp.	46,907	3,535,381
Woodward, Inc.	58,618	2,510,609

		66,607,241

Marine 0.5%
Alexander & Baldwin, Inc.	40,986	1,985,772
Kirby Corp.*	54,578	3,590,686

		5,576,458

Media 1.0%
AMC Networks, Inc., Class A*	56,218	2,509,009
DreamWorks Animation SKG, Inc., Class A*(a)	70,029	1,292,035
John Wiley & Sons, Inc., Class A	45,779	2,178,623
Lamar Advertising Co., Class A*(a)	57,274	1,856,250
Meredith Corp.(a)	36,504	1,184,920
New York Times Co. (The), Class A*(a)	118,268	803,040
Scholastic Corp.(a)	24,735	872,651
Valassis Communications, Inc.*(a)	42,240	971,520

		11,668,048

Metals & Mining 1.2%
Carpenter Technology Corp.	43,206	2,256,649
Commercial Metals Co.	112,996	1,674,601
Compass Minerals International, Inc.	32,327	2,319,139
Reliance Steel & Aluminum Co.	73,310	4,140,549
Steel Dynamics, Inc.	213,849	3,109,365
Worthington Industries, Inc.	51,874	994,943

		14,495,246

Multiline Retail 0.1%
Saks, Inc.*(a)	153,374	1,780,672

Multi-Utilities 1.9%
Alliant Energy Corp.	108,516	4,700,913
Black Hills Corp.	42,902	1,438,504
MDU Resources Group, Inc.	184,603	4,133,261
NSTAR	101,285	4,925,490
OGE Energy Corp.	95,877	5,129,420
Vectren Corp.	80,041	2,325,991

		22,653,579

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	50,816	2,092,603

Oil, Gas & Consumable Fuels 3.1%
Arch Coal, Inc.	208,382	2,231,771
Bill Barrett Corp.*	45,799	1,191,232
Cimarex Energy Co.	83,836	6,327,103
Energen Corp.	70,495	3,464,829
Forest Oil Corp.*	109,385	1,325,746
HollyFrontier Corp.	203,421	6,539,985
Northern Oil and Gas, Inc.*(a)	61,777	1,281,255
Patriot Coal Corp.*(a)	90,979	567,709
Plains Exploration & Production Co.*	125,224	5,340,804
Quicksilver Resources, Inc.*(a)	117,337	591,378
SM Energy Co.	62,706	4,437,704
World Fuel Services Corp.	69,566	2,852,206

		36,151,722

Paper & Forest Products 0.4%
Domtar Corp.	35,914	3,425,477
Louisiana-Pacific Corp.*	134,361	1,256,276

		4,681,753

Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.*	114,242	4,424,593
Medicis Pharmaceutical Corp., Class A	57,509	2,161,763

		6,586,356

Professional Services 0.9%
Corporate Executive Board Co. (The)	32,563	1,400,535
FTI Consulting, Inc.*	40,633	1,524,550
Korn/Ferry International*	46,682	781,923
Manpower, Inc.	78,592	3,722,903
Towers Watson & Co., Class A	49,656	3,280,772

		10,710,683

Real Estate Investment Trusts (REITs) 8.5%
Alexandria Real Estate Equities, Inc.	60,578	4,430,069
American Campus Communities, Inc.	72,998	3,264,471
BRE Properties, Inc.	74,009	3,741,155
Camden Property Trust	75,395	4,957,221

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	70,401	$1,634,007
Duke Realty Corp.	253,130	3,629,884
Equity One, Inc.	58,321	1,179,251
Essex Property Trust, Inc.	34,019	5,154,219
Federal Realty Investment Trust	62,228	6,023,048
Highwoods Properties, Inc.	70,801	2,359,089
Home Properties, Inc.	47,197	2,879,489
Hospitality Properties Trust	120,786	3,197,206
Liberty Property Trust	113,900	4,068,508
Macerich Co. (The)	129,006	7,450,097
Mack-Cali Realty Corp.	85,781	2,472,208
National Retail Properties, Inc.	101,110	2,749,181
Omega Healthcare Investors, Inc.	101,500	2,157,890
Potlatch Corp.	39,305	1,231,819
Rayonier, Inc.	119,656	5,275,633
Realty Income Corp.(a)	130,247	5,044,466
Regency Centers Corp.	87,921	3,910,726
Senior Housing Properties Trust	159,037	3,506,766
SL Green Realty Corp.	84,411	6,546,073
Taubman Centers, Inc.	56,633	4,131,377
UDR, Inc.	218,271	5,830,018
Weingarten Realty Investors(a)	118,165	3,123,101

		99,946,972

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	42,629	3,551,422

Road & Rail 1.5%
Con-way, Inc.	54,365	1,772,843
J.B. Hunt Transport Services, Inc.(a)	88,077	4,788,746
Kansas City Southern*	107,400	7,699,506
Landstar System, Inc.	45,869	2,647,559
Werner Enterprises, Inc.	43,456	1,080,316

		17,988,970

Semiconductors & Semiconductor Equipment 2.7%
Atmel Corp.*	442,019	4,358,307
Cree, Inc.*(a)	112,833	3,568,908
Cypress Semiconductor Corp.*	151,438	2,366,976
Fairchild Semiconductor International, Inc.*	123,642	1,817,537
Integrated Device Technology, Inc.*	138,967	993,614
International Rectifier Corp.*	67,529	1,557,894
Intersil Corp., Class A	123,645	1,384,824
Lam Research Corp.*(a)	117,159	5,227,635
MEMC Electronic Materials, Inc.*	225,443	813,849
RF Micro Devices, Inc.*	271,846	1,353,793
Semtech Corp.*	64,049	1,822,835
Silicon Laboratories, Inc.*	41,255	1,773,965
Skyworks Solutions, Inc.*	184,135	5,091,333

		32,131,470

Software 4.6%
ACI Worldwide, Inc.*	38,337	1,543,831
Advent Software, Inc.*	31,309	801,510
ANSYS, Inc.*	90,676	5,895,754
Cadence Design Systems, Inc.*	267,706	3,169,639
Compuware Corp.*	213,536	1,962,396
Concur Technologies, Inc.*	45,811	2,628,635
FactSet Research Systems, Inc.	44,162	4,373,804
Fair Isaac Corp.	35,191	1,544,885
Informatica Corp.*	104,933	5,550,956
Mentor Graphics Corp.*	91,271	1,356,287
MICROS Systems, Inc.*	77,921	4,308,252
Parametric Technology Corp.*	115,825	3,236,150
Quest Software, Inc.*	55,261	1,285,923
Rovi Corp.*	105,212	3,424,651
Solera Holdings, Inc.	68,727	3,153,882
Synopsys, Inc.*	142,476	4,368,314
TIBCO Software, Inc.*	162,843	4,966,712

		53,571,581

Specialty Retail 4.8%
Aaron’s, Inc.	74,271	1,923,619
Advance Auto Parts, Inc.	71,272	6,312,561
Aeropostale, Inc.*	78,979	1,707,526
American Eagle Outfitters, Inc.	189,454	3,256,714
Ann, Inc.*	47,257	1,353,441
Ascena Retail Group, Inc.*	65,778	2,915,281
Barnes & Noble, Inc.*(a)	39,973	529,642
Chico’s FAS, Inc.	163,984	2,476,158
Collective Brands, Inc.*	59,256	1,164,973
Dick’s Sporting Goods, Inc.	94,434	4,540,387
Foot Locker, Inc.	148,218	4,602,169
Guess?, Inc.	65,325	2,041,406
Office Depot, Inc.*	274,269	946,228
PetSmart, Inc.	109,143	6,245,163
RadioShack Corp.(a)	97,659	607,439
Rent-A-Center, Inc.	57,927	2,186,744
Signet Jewelers Ltd.	84,977	4,017,713
Tractor Supply Co.	69,697	6,311,760
Williams-Sonoma, Inc.	100,873	3,780,720

		56,919,644

Textiles, Apparel & Luxury Goods 2.2%
Carter’s, Inc.*	50,051	2,491,038
Deckers Outdoor Corp.*(a)	37,752	2,380,264
Fossil, Inc.*	50,827	6,708,147
Hanesbrands, Inc.*	95,370	2,817,230
PVH Corp.	66,054	5,900,604
Under Armour, Inc., Class A*(a)	35,903	3,374,882
Warnaco Group, Inc. (The)*	39,587	2,311,881

		25,984,046

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.(a)	81,943	807,958
New York Community Bancorp, Inc.(a)	428,715	5,963,426
Washington Federal, Inc.	105,252	1,770,338

		8,541,722

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Tobacco 0.1%
Universal Corp.	22,722	$1,058,845

Trading Companies & Distributors 0.9%
GATX Corp.	45,571	1,836,511
MSC Industrial Direct Co., Inc., Class A	45,013	3,748,683
United Rentals, Inc.*(a)	61,500	2,637,735
Watsco, Inc.	27,757	2,055,128

		10,278,057

Water Utilities 0.3%
Aqua America, Inc.	135,497	3,020,228

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.(a)	94,841	2,195,569

Total Common Stocks (cost $1,006,089,451)		1,161,863,386

Mutual Fund 1.3%

	Shares	Market Value

Money Market Fund 1.3%
Fidelity Institutional Money Market Fund—Institutional Class, 0.26% (d)	15,553,482	15,553,482

Total Mutual Fund (cost $15,553,482)		15,553,482

Repurchase Agreements 5.5%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $40,000,567, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63%—14.00%, maturing 05/15/12—03/20/42; total market value $40,800,000. (e)	$40,000,000	$40,000,000
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $24,598,724, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.50%, maturing 01/15/19—03/20/42; total market value $25,090,685. (e)	24,598,519	24,598,519

Total Repurchase Agreements (cost $64,598,519)		64,598,519

Total Investments (cost $1,086,241,452) (f) — 105.6%		1,242,015,387
Liabilities in excess of other assets — (5.6%)		(65,907,611)

NET ASSETS — 100.0%		$1,176,107,776

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $60,751,585.
(b)	Fair Valued Security.
(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $64,598,519.
(f)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,107,234,685, tax unrealized appreciation and depreciation were $218,911,564 and $(84,130,862), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
165	S&P MID 400 E- Mini	06/15/12	$16,372,950	$293,929

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$15,300,789	$ —	$ —	$15,300,789
Air Freight & Logistics	1,732,253	—	—	1,732,253
Airlines	3,465,306	—	—	3,465,306
Auto Components	3,449,331	—	—	3,449,331
Automobiles	1,354,271	—	—	1,354,271
Beverages	9,198,385	—	—	9,198,385
Biotechnology	19,579,870	—	—	19,579,870
Building Products	5,419,045	—	—	5,419,045
Capital Markets	25,737,965	—	—	25,737,965
Chemicals	33,543,479	—	—	33,543,479
Commercial Banks	48,550,023	—	—	48,550,023
Commercial Services & Supplies	19,784,903	—	—	19,784,903
Communications Equipment	14,251,670	—	—	14,251,670
Computers & Peripherals	7,442,552	—	—	7,442,552
Construction & Engineering	14,000,594	—	—	14,000,594
Construction Materials	3,826,205	—	—	3,826,205
Containers & Packaging	18,086,052	—	—	18,086,052
Distributors	4,485,831	—	—	4,485,831
Diversified Consumer Services	9,259,483	—	—	9,259,483
Diversified Financial Services	6,847,094	—	—	6,847,094
Diversified Telecommunication Services	3,248,124	—	—	3,248,124
Electric Utilities	18,026,009	—	—	18,026,009
Electrical Equipment	22,528,391	—	—	22,528,391
Electronic Equipment, Instruments & Components	27,532,451	—	—	27,532,451
Energy Equipment & Services	32,735,106	—	—	32,735,106
Food & Staples Retailing	1,932,499	—	—	1,932,499
Food Products	22,723,514	—	—	22,723,514
Gas Utilities	15,077,130	—	—	15,077,130
Health Care Equipment & Supplies	30,937,776	—	—	30,937,776
Health Care Providers & Services	44,842,137	—	—	44,842,137
Health Care Technology	3,090,256	—	—	3,090,256
Hotels, Restaurants & Leisure	17,678,796	—	—	17,678,796
Household Durables	16,391,667	—	—	16,391,667
Household Products	11,652,121	—	—	11,652,121
Industrial Conglomerates	3,013,970	—	—	3,013,970
Information Technology Services	35,111,643	3,635,158	—	38,746,801
Insurance	49,628,293	—	—	49,628,293
Internet & Catalog Retail	1,475,108	—	—	1,475,108
Internet Software & Services	17,598,646	—	—	17,598,646
Leisure Equipment & Products	4,840,544	—	—	4,840,544
Life Sciences Tools & Services	14,656,059	—	—	14,656,059
Machinery	66,607,241	—	—	66,607,241
Marine	5,576,458	—	—	5,576,458
Media	11,668,048	—	—	11,668,048
Metals & Mining	14,495,246	—	—	14,495,246
Multiline Retail	1,780,672	—	—	1,780,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Asset Type (Continued)	Level 1(a)	Level 2(a)	Level 3	Total
Common Stock (Continued)
Multi-Utilities	$22,653,579	$—	$—	$22,653,579
Office Electronics	2,092,603	—	—	2,092,603
Oil, Gas & Consumable Fuels	36,151,722	—	—	36,151,722
Paper & Forest Products	4,681,753	—	—	4,681,753
Pharmaceuticals	6,586,356	—	—	6,586,356
Professional Services	10,710,683	—	—	10,710,683
Real Estate Investment Trusts (REITs)	99,946,972	—	—	99,946,972
Real Estate Management & Development	3,551,422	—	—	3,551,422
Road & Rail	17,988,970	—	—	17,988,970
Semiconductors & Semiconductor Equipment	32,131,470	—	—	32,131,470
Software	53,571,581	—	—	53,571,581
Specialty Retail	56,919,644	—	—	56,919,644
Textiles, Apparel & Luxury Goods	25,984,046	—	—	25,984,046
Thrifts & Mortgage Finance	8,541,722	—	—	8,541,722
Tobacco	1,058,845	—	—	1,058,845
Trading Companies & Distributors	10,278,057	—	—	10,278,057
Water Utilities	3,020,228	—	—	3,020,228
Wireless Telecommunication Services	2,195,569	—	—	2,195,569

Total Common Stocks	$1,158,228,228	$3,635,158	$—	$1,161,863,386

Futures Contracts	293,929	—	—	293,929
Mutual Fund	15,553,482	—	—	15,553,482
Repurchase Agreements	—	64,598,519	—	64,598,519

Total	$1,174,075,639	$68,233,677	$—	$1,242,309,316

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 1 investment that transferred between levels during the fiscal period was a common stock, Global Payments, Inc., valued at $3,628,266 as of December 31, 2011, which was transferred from Level 1 to Level 2. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor. This common stock investment is currently being fair valued daily by the Fund under procedures approved by the Trust’s Board of Trustees. As of March 31, 2012, this investment was valued at $3,635,158.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/loss	18,664	18,664
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(18,664)	(18,664)
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/12	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

At March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$293,929

Total		$293,929

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 91.0%

	Shares	Market Value
AUSTRALIA 5.1%
Biotechnology 1.3%
CSL Ltd.	275,543	$10,260,760
Mesoblast Ltd.*	115,900	944,893

		11,205,653

Commercial Services & Supplies 1.2%
Brambles Ltd.	1,380,619	10,157,772

Energy Equipment & Services 1.2%
WorleyParsons Ltd.	350,067	10,371,715

Metals & Mining 1.2%
BHP Billiton Ltd.	238,669	8,603,936
Iluka Resources Ltd.	66,901	1,240,605

		9,844,541

Professional Services 0.2%
Campbell Brothers Ltd.	26,393	1,845,241

		43,424,922

BELGIUM 1.8%
Beverages 1.6%
Anheuser-Busch InBev NV	189,854	13,826,841

Metals & Mining 0.2%
Umicore SA	27,596	1,521,006

		15,347,847

BERMUDA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Golar LNG Ltd.	20,691	787,293

BRAZIL 1.9%
Commercial Banks 1.3%
Banco Bradesco SA, ADR	617,773	10,811,028

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA—Preference Shares, ADR	143,493	3,667,681

Real Estate Management & Development 0.1%
BR Properties SA	92,100	1,176,571

Specialty Retail 0.1%
Cia Hering	21,500	555,329

		16,210,609

CANADA 7.0%
Chemicals 1.5%
Agrium, Inc.	69,227	5,974,989
Methanex Corp.	39,950	1,300,893
Potash Corp. of Saskatchewan, Inc.	113,966	5,203,280

		12,479,162

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	19,600	643,541

Hotels, Restaurants & Leisure 0.2%
Tim Hortons, Inc.	24,485	1,309,860

Information Technology Services 0.7%
CGI Group, Inc., Class A*	246,436	5,492,278

Insurance 0.9%
Fairfax Financial Holdings Ltd.	15,238	6,150,350
Intact Financial Corp.	25,407	1,529,081

		7,679,431

Machinery 0.1%
Westport Innovations, Inc.*	17,599	720,151

Media 0.1%
Imax Corp.*	44,577	1,089,462

Metals & Mining 0.2%
Franco-Nevada Corp.	48,900	2,102,683

Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd.	132,765	4,400,432
Cenovus Energy, Inc.	167,984	6,046,043
Penn West Petroleum Ltd.	13,683	267,776
Suncor Energy, Inc.	314,653	10,280,757

		20,995,008

Road & Rail 0.6%
Canadian National Railway Co.	67,788	5,387,292

Trading Companies & Distributors 0.1%
Finning International, Inc.	32,020	881,838

		58,780,706

CAYMAN ISLANDS 0.2%
Personal Products 0.2%
Herbalife Ltd.	29,900	2,057,718

CHINA 1.7%
Automobiles 0.1%
Great Wall Motor Co., Ltd., H Shares*	582,000	1,133,731

Chemicals 0.1%
Dongyue Group	674,000	619,226

Commercial Banks 0.9%
Industrial & Commercial Bank of China, H Shares	12,143,000	7,833,235

Communications Equipment 0.2%
AAC Technologies Holdings, Inc.	714,000	1,944,710

Computers & Peripherals 0.1%
Lenovo Group Ltd.	1,180,000	1,064,523

Media 0.2%
Focus Media Holding Ltd., ADR	46,474	1,167,427

Real Estate Management & Development 0.1%
Evergrande Real Estate Group Ltd.	452,000	242,180
Longfor Properties Co., Ltd.	217,500	305,653

		547,833

		14,310,685

DENMARK 1.1%
Construction & Engineering 0.1%
FLSmidth & Co. AS	8,400	591,904

Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	65,103	9,040,180

		9,632,084

EGYPT 0.1%
Capital Markets 0.1%
Egyptian Financial Group-Hermes Holding*	205,900	466,557

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND 0.1%
Auto Components 0.1%
Nokian Renkaat OYJ	22,525	$1,097,688

FRANCE 7.0%
Aerospace & Defense 0.3%
Zodiac Aerospace	23,100	2,403,314

Auto Components 0.5%
Cie Generale des Etablissements Michelin, Class B	54,859	4,086,733

Commercial Banks 0.7%
BNP Paribas SA	114,694	5,456,016

Commercial Services & Supplies 0.1%
Edenred	30,290	911,689

Diversified Telecommunication Services 0.1%
Iliad SA	7,943	1,095,093

Electrical Equipment 0.5%
Schneider Electric SA	66,290	4,336,748

Energy Equipment & Services 0.5%
Technip SA	37,082	4,378,821

Food Products 1.0%
Danone SA	118,679	8,278,531

Hotels, Restaurants & Leisure 0.1%
Sodexo	12,983	1,065,957

Information Technology Services 0.7%
Cap Gemini SA	133,419	5,972,065

Media 1.3%
Eutelsat Communications SA	103,223	3,817,838
Publicis Groupe SA	134,371	7,407,824

		11,225,662

Oil, Gas & Consumable Fuels 0.5%
Total SA	78,785	4,024,305

Personal Products 0.5%
L’Oreal SA	36,649	4,523,288

Trading Companies & Distributors 0.2%
Rexel SA	83,455	1,840,216

		59,598,438

GERMANY 4.0%
Chemicals 0.1%
Lanxess AG	15,535	1,283,085

Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KGaA	105,248	7,450,496

Machinery 0.4%
GEA Group AG	89,920	3,101,746

Software 1.4%
SAP AG	167,411	11,692,936

Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	132,187	10,329,189

		33,857,452

HONG KONG 2.2%
Construction Materials 0.1%
China Resources Cement Holdings Ltd.	708,000	523,787

Hotels, Restaurants & Leisure 0.2%
Melco Crown Entertainment Ltd., ADR*	141,781	1,929,640

Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.	696,000	6,959,996

Paper & Forest Products 0.1%
Nine Dragons Paper Holdings Ltd.	453,000	372,046

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	224,000	833,492

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	701,000	7,719,116

		18,338,077

INDIA 0.3%
Commercial Banks 0.1%
Yes Bank Ltd.	142,956	1,035,269

Construction & Engineering 0.1%
IRB Infrastructure Developers Ltd.	260,896	954,540

Thrifts & Mortgage Finance 0.1%
LIC Housing Finance Ltd.	89,818	464,579

		2,454,388

INDONESIA 0.1%
Construction Materials 0.1%
Semen Gresik Persero Tbk PT	676,500	908,251

IRELAND 2.0%
Construction Materials 0.1%
James Hardie Industries SE, CDI	110,897	886,148

Media 1.0%
WPP PLC	574,852	7,860,036

Pharmaceuticals 0.7%
Elan Corp. PLC, ADR*	114,754	1,722,457
Shire PLC	133,981	4,286,906

		6,009,363

Professional Services 0.2%
Experian PLC	112,837	1,760,107

		16,515,654

ISRAEL 1.7%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	258,623	11,653,552

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	43,011	1,799,150

Software 0.1%
Allot Communications Ltd.*	49,366	1,147,760

		14,600,462

ITALY 0.6%
Auto Components 0.4%
Pirelli & C SpA	301,274	3,584,307

Automobiles 0.1%
Fiat SpA	131,930	775,697

Electrical Equipment 0.1%
Prysmian SpA	56,606	995,393

		5,355,397

JAPAN 9.6%
Auto Components 1.1%
Aisin Seiki Co., Ltd.	23,700	842,895
Denso Corp.	243,300	8,220,840

		9,063,735

Automobiles 1.1%
Daihatsu Motor Co., Ltd.	49,000	904,080
Toyota Motor Corp.	192,600	8,380,432

		9,284,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (Continued)

	Shares	Market Value
JAPAN (continued)
Commercial Services & Supplies 0.2%
Park24 Co., Ltd.	108,400	$1,465,813

Construction & Engineering 0.2%
Chiyoda Corp.	161,000	2,063,039

Electrical Equipment 0.6%
Nidec Corp.	59,900	5,476,354

Electronic Equipment, Instruments & Components 1.0%
Anritsu Corp.	92,000	1,213,157
Keyence Corp.	30,624	7,250,301

		8,463,458

Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	101,000	962,451

Leisure Equipment & Products 0.5%
Nikon Corp.	94,800	2,911,659
Shimano, Inc.	16,200	979,523

		3,891,182

Machinery 1.7%
FANUC Corp.	36,500	6,537,704
Japan Steel Works Ltd. (The)	93,000	641,877
Komatsu Ltd.	152,900	4,396,559
NSK Ltd.	234,000	1,821,793
OKUMA Corp.	160,000	1,336,134

		14,734,067

Marine 0.1%
Nippon Yusen KK	334,000	1,058,123

Media 0.3%
CyberAgent, Inc.	288	753,255
Nippon Television Network Corp.	10,700	1,720,941

		2,474,196

Metals & Mining 0.1%
Yamato Kogyo Co., Ltd.	32,300	948,213

Office Electronics 1.4%
Canon, Inc.	239,200	11,442,388

Specialty Retail 1.2%
Yamada Denki Co., Ltd.	163,290	10,255,521

		81,583,052

LUXEMBOURG 0.1%
Energy Equipment & Services 0.1%
Pacific Drilling SA*	77,015	779,392

MEXICO 2.5%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	92,972	7,648,807

Media 0.6%
Grupo Televisa SAB, ADR	265,141	5,589,172

Wireless Telecommunication Services 1.0%
America Movil SAB de CV Series L, ADR	329,317	8,176,941

		21,414,920

NETHERLANDS 3.5%
Computers & Peripherals 0.5%
Gemalto NV	61,079	4,033,399

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	371,289	5,144,601

Food Products 1.0%
Unilever NV, CVA	237,765	8,089,814

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	241,968	8,521,480

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	32,200	1,856,009

Wireless Telecommunication Services 0.2%
VimpelCom Ltd., ADR	190,139	2,121,951

		29,767,254

NORWAY 0.6%
Energy Equipment & Services 0.3%
Aker Solutions ASA	152,284	2,578,895

Media 0.3%
Schibsted ASA	62,807	2,333,261

		4,912,156

RUSSIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR	390,463	4,775,329

SINGAPORE 2.2%
Commercial Banks 0.9%
United Overseas Bank Ltd.	539,000	7,871,550

Health Care Equipment & Supplies 0.1%
Biosensors International Group Ltd.*	333,000	398,928

Industrial Conglomerates 1.1%
Keppel Corp., Ltd.	1,091,500	9,539,477

Marine 0.1%
Neptune Orient Lines Ltd.	1,004,000	1,131,861

		18,941,816

SOUTH KOREA 2.4%
Auto Components 0.9%
Hyundai Mobis	28,437	7,217,815
Nexen Tire Corp.	16,910	266,496

		7,484,311

Internet Software & Services 1.1%
NHN Corp.	41,713	9,573,937

Pharmaceuticals 0.2%
Celltrion, Inc.	42,806	1,397,316

Software 0.2%
NCSoft Corp.	8,401	2,228,767

		20,684,331

SPAIN 1.0%
Biotechnology 0.2%
Grifols SA*	86,437	1,844,773

Information Technology Services 0.8%
Amadeus IT Holding SA, Class A	329,582	6,225,804

		8,070,577

SWEDEN 3.4%
Auto Components 0.1%
Autoliv, Inc.	17,964	1,204,486

Commercial Banks 0.7%
Swedbank AB	407,517	6,335,090

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	532,009	5,504,916

Construction & Engineering 0.1%
Skanska AB, Class B	31,500	545,597

Diversified Financial Services 0.4%
Investment AB Kinnevik, Class B	150,041	3,490,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (Continued)

	Shares	Market Value
SWEDEN (continued)
Electronic Equipment, Instruments & Components 0.3%
Hexagon AB, Class B	129,836	$2,521,581

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	20,960	1,060,994

Machinery 0.5%
Volvo AB, Class B	287,316	4,185,421

Oil, Gas & Consumable Fuels 0.2%
Lundin Petroleum AB*	68,256	1,463,985

Tobacco 0.3%
Swedish Match AB	54,850	2,182,726

		28,495,512

SWITZERLAND 8.1%
Capital Markets 1.0%
GAM Holding AG*	126,811	1,847,164
Julius Baer Group Ltd.*	162,719	6,570,289

		8,417,453

Chemicals 1.7%
Clariant AG*	216,366	2,984,604
Sika AG	473	1,023,062
Syngenta AG REG*	28,923	9,966,350

		13,974,016

Electrical Equipment 0.8%
ABB Ltd. REG*	322,323	6,596,531

Food Products 1.4%
Aryzta AG*	27,116	1,339,558
Nestle SA REG	165,895	10,437,545

		11,777,103

Media 0.7%
Informa PLC	866,754	6,125,564

Pharmaceuticals 2.1%
Novartis AG REG	178,576	9,885,552
Roche Holding AG	47,702	8,301,596

		18,187,148

Professional Services 0.2%
Adecco SA REG*	24,681	1,292,695

Trading Companies & Distributors 0.2%
Wolseley PLC	50,817	1,941,559

		68,312,069

TAIWAN 1.9%
Computers & Peripherals 0.5%
Catcher Technology Co., Ltd.	361,705	2,564,017
Simplo Technology Co., Ltd.	206,000	1,561,053

		4,125,070

Machinery 0.2%
Hiwin Technologies Corp.	126,000	1,424,951

Semiconductors & Semiconductor Equipment 1.2%
Radiant Opto-Electronics Corp.	232,000	1,036,062
Taiwan Semiconductor Manufacturing Co., Ltd.	3,222,629	9,264,982

		10,301,044

		15,851,065

TURKEY 0.6%
Commercial Banks 0.6%
Akbank TAS*	1,188,619	4,666,704

UNITED KINGDOM 17.1%
Capital Markets 0.2%
Ashmore Group PLC	282,579	1,661,848

Chemicals 0.6%
Croda International PLC	81,026	2,728,945
Johnson Matthey PLC	56,953	2,148,201

		4,877,146

Commercial Services & Supplies 0.6%
Aggreko PLC	83,048	2,990,496
Babcock International Group PLC	189,827	2,421,322

		5,411,818

Energy Equipment & Services 0.6%
Petrofac Ltd.	30,465	849,009
Subsea 7 SA*	153,664	4,069,901

		4,918,910

Food & Staples Retailing 0.3%
Tesco PLC	509,480	2,689,046

Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	578,755	5,864,882

Hotels, Restaurants & Leisure 2.0%
Compass Group PLC	1,448,198	15,182,223
Intercontinental Hotels Group PLC	90,775	2,109,036

		17,291,259

Household Durables 0.3%
Berkeley Group Holdings PLC*	43,200	912,511
Persimmon PLC	184,083	1,886,899

		2,799,410

Independent Power Producers & Energy Traders 0.6%
International Power PLC	814,639	5,277,194

Machinery 0.1%
Weir Group PLC (The)	35,180	992,400

Media 2.2%
British Sky Broadcasting Group PLC	506,839	5,483,134
Reed Elsevier PLC	1,399,397	12,404,188
UBM PLC	49,556	496,408

		18,383,730

Multiline Retail 1.0%
Next PLC	181,429	8,649,980

Multi-Utilities 0.7%
Centrica PLC	1,205,342	6,102,072

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	488,035	11,315,906
Ophir Energy PLC*	3,298	26,748

		11,342,654

Pharmaceuticals 0.6%
BTG PLC*	91,630	489,235
GlaxoSmithKline PLC	217,742	4,867,801

		5,357,036

Professional Services 0.1%
Intertek Group PLC	25,836	1,038,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)
	Shares	Market Value
UNITED KINGDOM (continued)
Semiconductors & Semiconductor Equipment 0.3%
Imagination Technologies Group PLC*	208,100	$2,276,668

Specialty Retail 1.1%
Kingfisher PLC	1,821,305	8,935,941

Textiles, Apparel & Luxury Goods 0.2%
Burberry Group PLC	54,891	1,315,971

Tobacco 2.9%
British American Tobacco PLC	207,010	10,428,046
Imperial Tobacco Group PLC	336,465	13,648,960

		24,077,006

Trading Companies & Distributors 0.3%
Ashtead Group PLC	373,670	1,547,563
Bunzl PLC	32,400	521,051

		2,068,614

Wireless Telecommunication Services 0.4%
Vodafone Group PLC	1,218,242	3,360,331

		144,691,941

UNITED STATES 0.4%
Construction & Engineering 0.1%
Boart Longyear Ltd.	197,700	856,380

Health Care Technology 0.2%
SXC Health Solutions Corp.*	24,648	1,851,843

Metals & Mining 0.1%
Sims Metal Management Ltd.	39,400	601,847

		3,310,070

Total Common Stocks (cost $670,167,916)		770,000,416

Preferred Stocks 1.1%
	Shares	Market Value
BRAZIL 0.0%†
Commercial Banks 0.0%†
Banco do Estado do Rio Grande do Sul SA—Preference Shares	36,300	391,943

GERMANY 1.1%
Automobiles 0.8%
Volkswagen AG	39,824	7,003,572

Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG (Preference)	20,321	2,339,864

Total Preferred Stocks (cost $9,524,808)		9,735,379

Mutual Fund 7.7%
	Shares	Market Value
Money Market Fund 7.7%
Fidelity Institutional Money Market Fund—Institutional Class, 0.26% (a)	64,761,582	64,761,582

Total Mutual Fund (cost $64,761,582)		64,761,582

Total Investments (cost $744,454,306) (b) — 99.8%		844,497,377
Other assets in excess of liabilities — 0.2%		1,707,732

NET ASSETS — 100.0%		846,205,109

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $750,391,310, tax unrealized appreciation and depreciation were $108,971,872 and $(14,865,805), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,403,314	$—	$2,403,314
Auto Components	1,204,486	25,316,774	—	26,521,260
Automobiles	—	11,193,940	—	11,193,940
Beverages	7,648,807	13,826,841	—	21,475,648
Biotechnology	—	13,050,426	—	13,050,426
Capital Markets	—	10,545,858	—	10,545,858
Chemicals	12,479,162	20,753,473	—	33,232,635
Commercial Banks	10,811,028	33,197,864	—	44,008,892
Commercial Services & Supplies	—	17,947,092	—	17,947,092
Communications Equipment	—	7,449,626	—	7,449,626
Computers & Peripherals	—	9,222,992	—	9,222,992
Construction & Engineering	—	5,011,460	—	5,011,460
Construction Materials	—	2,318,186	—	2,318,186
Diversified Financial Services	—	3,490,716	—	3,490,716
Diversified Telecommunication Services	—	1,095,093	—	1,095,093
Electrical Equipment	—	17,405,026	—	17,405,026
Electronic Equipment, Instruments & Components	—	10,985,039	—	10,985,039
Energy Equipment & Services	779,392	22,248,341	—	23,027,733
Food & Staples Retailing	643,541	7,833,647	—	8,477,188
Food Products	—	28,145,448	—	28,145,448
Health Care Equipment & Supplies	—	7,324,804	—	7,324,804
Health Care Providers & Services	—	7,450,496	—	7,450,496
Health Care Technology	1,851,843	—	—	1,851,843
Hotels, Restaurants & Leisure	3,239,500	18,357,216	—	21,596,716
Household Durables	—	2,799,410	—	2,799,410
Independent Power Producers & Energy Traders	—	5,277,194	—	5,277,194
Industrial Conglomerates	—	17,461,924	—	17,461,924
Information Technology Services	5,492,278	12,197,869	—	17,690,147
Insurance	7,679,431	—	—	7,679,431
Internet Software & Services	—	9,573,937	—	9,573,937
Leisure Equipment & Products	—	3,891,182	—	3,891,182
Machinery	720,151	24,438,585	—	25,158,736
Marine	—	2,189,984	—	2,189,984
Media	7,846,061	48,402,449	—	56,248,510
Metals & Mining	2,102,683	12,915,607	—	15,018,290
Multiline Retail	—	8,649,980	—	8,649,980
Multi-Utilities	—	6,102,072	—	6,102,072
Office Electronics	—	11,442,388	—	11,442,388
Oil, Gas & Consumable Fuels	25,449,982	30,127,753	—	55,577,735
Paper & Forest Products	—	372,046	—	372,046
Personal Products	2,057,718	4,523,288	—	6,581,006
Pharmaceuticals	13,376,009	38,268,586	—	51,644,595
Professional Services	—	5,936,068	—	5,936,068
Real Estate Investment Trusts (REITs)	—	833,492	—	833,492
Real Estate Management & Development	1,176,571	547,833	—	1,724,404
Road & Rail	5,387,292	—	—	5,387,292
Semiconductors & Semiconductor Equipment	1,799,150	12,577,712	—	14,376,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Software	1,147,760	13,921,703	—	15,069,463
Specialty Retail	555,329	19,191,462	—	19,746,791
Textiles, Apparel & Luxury Goods	—	11,645,160	—	11,645,160
Thrifts & Mortgage Finance	—	464,579	—	464,579
Tobacco	—	26,259,732	—	26,259,732
Trading Companies & Distributors	881,838	5,850,389	—	6,732,227
Transportation Infrastructure	—	1,856,009	—	1,856,009
Wireless Telecommunication Services	10,298,892	11,079,447	—	21,378,339

Total Common Stocks	$124,628,904	$645,371,512	$—	$770,000,416

Mutual Funds	64,761,582	—	—	64,761,582
Preferred Stocks
Automobiles	—	7,003,572	—	7,003,572
Commercial Banks	391,943	—	—	391,943
Textiles, Apparel & Luxury Goods	—	2,339,864	—	2,339,864

Total Preferred Stocks	$391,943	$9,343,436	$—	$9,735,379

Total	$189,782,429	$654,714,948	$—	$844,497,377

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.8%

	Shares	Market Value
AUSTRALIA 3.4%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.	95,467	$582,225

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	304,100

Beverages 0.1%
Treasury Wine Estates Ltd.	90,625	386,064

Capital Markets 0.2%
Macquarie Group Ltd.(a)	51,450	1,556,523

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	789,681

Commercial Banks 1.2%
Australia & New Zealand Banking Group Ltd.(a)	386,406	9,321,753
Bank of Queensland Ltd.	28,943	219,049
Bank of Queensland Ltd. - Placement Shares(b)(c)	6,929	52,252
Bendigo and Adelaide Bank Ltd.	59,941	481,936

		10,074,990

Construction Materials 0.1%
Boral Ltd.	106,301	445,536

Food & Staples Retailing 0.6%
Wesfarmers Ltd.	169,684	5,283,666

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	96,329	439,177
Tatts Group Ltd.	207,239	530,970

		970,147

Insurance 0.2%
Suncorp Group Ltd.	189,904	1,656,342

Media 0.0%†
Fairfax Media Ltd.	312,831	235,480

Metals & Mining 0.1%
Alumina Ltd.	173,639	222,951
OZ Minerals Ltd.	46,597	472,618

		695,569

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	155,005

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	19,926	286,708
Origin Energy Ltd.	183,209	2,535,030
Santos Ltd.	58,009	856,576

		3,678,314

Road & Rail 0.1%
Asciano Ltd.	144,259	734,027

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	155,199

		27,702,868

AUSTRIA 0.0%†
Commercial Banks 0.0%†
Erste Group Bank AG	11,881	274,542
Raiffeisen Bank International AG	1,456	51,544

		326,086

BELGIUM 1.0%
Chemicals 0.8%
Solvay SA	52,045	6,164,802

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,025,389

Insurance 0.0%†
Ageas	31,986	70,354

Pharmaceuticals 0.1%
UCB SA	22,635	976,973

		8,237,518

CANADA 5.0%
Auto Components 0.1%
Magna International, Inc.	20,100	958,400

Chemicals 0.0%†
Methanex Corp.	12,300	400,525

Commercial Services & Supplies 0.0%†
Progressive Waste Solutions Ltd.	14,100	306,328

Communications Equipment 0.0%†
Research In Motion Ltd.*	29,037	425,898

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	257,108
Precision Drilling Corp.*	30,300	304,382

		561,490

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	219,440
George Weston Ltd.	2,000	126,984
Loblaw Cos., Ltd.	4,200	143,249

		489,673

Food Products 0.1%
Viterra, Inc.	51,900	827,840

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	10,000	187,478

Insurance 0.6%
Manulife Financial Corp.	220,100	2,981,153
Sun Life Financial, Inc.	75,470	1,790,942

		4,772,095

Media 0.1%
Groupe Aeroplan, Inc.	22,600	279,370
Quebecor, Inc., Class B	5,700	219,897

		499,267

Metals & Mining 1.5%
Agnico-Eagle Mines Ltd.	9,200	307,096
First Quantum Minerals Ltd.	132,954	2,535,250
Goldcorp, Inc.	32,731	1,474,859
IAMGOLD Corp.	1,800	23,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Metals & Mining (continued)
Inmet Mining Corp.	7,400	$418,427
Kinross Gold Corp.	177,200	1,732,117
Lundin Mining Corp.*	33,000	147,887
Pan American Silver Corp.	13,200	291,275
Teck Resources Ltd., Class B	93,000	3,320,196
Yamana Gold Inc.	120,100	1,873,534

		12,124,606

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	704,410

Oil, Gas & Consumable Fuels 2.3%
Cameco Corp.	54,900	1,178,414
Encana Corp.	90,900	1,785,283
Enerplus Corp.	25,500	571,126
Husky Energy, Inc.	53,900	1,371,479
Nexen, Inc.	72,157	1,323,126
Pengrowth Energy Corp.	50,846	476,626
Penn West Petroleum Ltd.(a)	66,500	1,299,398
PetroBakken Energy Ltd., Class A	11,100	184,842
Progress Energy Resources Corp.(a)	24,500	245,626
Suncor Energy, Inc.	251,700	8,223,874
Talisman Energy, Inc.	132,400	1,664,541
Uranium One, Inc.*	63,200	175,512

		18,499,847

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	115,370

		40,873,227

CHINA 1.1%
Commercial Banks 0.6%
China Construction Bank Corp., H Shares(a)	6,056,000	4,674,137

Oil, Gas & Consumable Fuels 0.5%
CNOOC Ltd.	1,928,000	3,946,564

		8,620,701

DENMARK 0.7%
Beverages 0.2%
Carlsberg A/S, Class B	20,909	1,734,571

Building Products 0.0%†
Rockwool International A/S, Class B	239	22,910

Commercial Banks 0.1%
Danske Bank A/S*	52,540	893,071

Diversified Telecommunication Services 0.1%
TDC A/S	46,712	340,273

Marine 0.3%
AP Moeller - Maersk A/S, Class A	100	738,091
AP Moeller - Maersk A/S, Class B	252	1,952,148

		2,690,239

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	221,109

		5,902,173

FINLAND 0.9%
Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	117,309

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	6,682	82,271

Paper & Forest Products 0.9%
Stora Enso OYJ, Class R	35,382	263,076
UPM-Kymmene OYJ(a)	513,970	7,000,298

		7,263,374

		7,462,954

FRANCE 9.7%
Aerospace & Defense 0.1%
Thales SA	15,196	568,979

Air Freight & Logistics 0.0%†
Bollore	1,136	236,363

Auto Components 0.2%
Cie Generale des Etablissements Michelin, Class B	27,595	2,055,695

Automobiles 0.2%
Renault SA	28,539	1,505,309

Building Products 0.9%
Cie de Saint-Gobain	171,314	7,643,512

Chemicals 0.1%
Arkema SA	8,085	754,001

Commercial Banks 1.8%
BNP Paribas SA	262,160	12,471,003
Credit Agricole SA	68,185	424,558
Natixis	105,967	408,284
Societe Generale SA	47,358	1,389,618

		14,693,463

Construction & Engineering 0.1%
Bouygues SA	29,166	889,414

Construction Materials 0.2%
Ciments Francais SA	1,063	76,125
Imerys SA	4,838	294,496
Lafarge SA	30,668	1,461,531

		1,832,152

Diversified Telecommunication Services 1.1%
France Telecom SA	321,387	4,766,449
Vivendi SA	217,906	4,001,544

		8,767,993

Electric Utilities 0.1%
EDF SA	41,739	952,879

Electrical Equipment 0.9%
Schneider Electric SA	106,886	6,992,573

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	20,800	618,185

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,404	828,500

Hotels, Restaurants & Leisure 0.8%
Accor SA	22,309	796,208
Sodexo	75,256	6,178,824

		6,975,032

Information Technology Services 0.1%
Cap Gemini SA	21,009	940,399

Media 0.1%
Lagardere SCA	17,071	527,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities 1.8%
GDF Suez	450,460	$11,643,712
Suez Environnement Co.	182,073	2,793,181

		14,436,893

Pharmaceuticals 0.9%
Sanofi	96,805	7,511,248

Trading Companies & Distributors 0.0%†
Rexel SA	11,657	257,042

Transportation Infrastructure 0.1%
Groupe Eurotunnel SA REG	79,586	691,603

		79,678,301

GERMANY 9.2%
Airlines 0.0%†
Deutsche Lufthansa AG REG	24,115	337,213

Automobiles 1.7%
Bayerische Motoren Werke AG	43,166	3,883,059
Daimler AG REG(a)	150,187	9,056,314
Volkswagen AG	4,865	784,413

		13,723,786

Capital Markets 1.6%
Deutsche Bank AG REG	264,258	13,157,171

Chemicals 0.6%
BASF SE	57,572	5,034,067

Commercial Banks 0.1%
Commerzbank AG*	212,223	537,278

Construction Materials 0.1%
HeidelbergCement AG	19,997	1,207,492

Diversified Financial Services 0.3%
Deutsche Boerse AG	32,213	2,169,008

Diversified Telecommunication Services 0.7%
Deutsche Telekom AG REG	459,863	5,540,506

Electric Utilities 1.7%
E.ON AG	596,298	14,285,534

Health Care Providers & Services 0.0%†
Celesio AG	11,017	199,392

Insurance 1.1%
Allianz SE REG	77,791	9,284,477

Metals & Mining 0.2%
Salzgitter AG	5,214	286,143
ThyssenKrupp AG	40,244	1,001,850

		1,287,993

Multi-Utilities 0.0%†
RWE AG	523	24,975

Pharmaceuticals 1.1%
Bayer AG REG	127,051	8,935,359

		75,724,251

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	28,457	544,627

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	251,800	1,051,993

HONG KONG 1.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	26,000	48,184

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)(a)	89,000	121,113

Industrial Conglomerates 1.4%
Hopewell Holdings Ltd.	31,000	85,138
Hutchison Whampoa Ltd.	1,124,000	11,239,993

		11,325,131

Marine 0.0%†
Orient Overseas International Ltd.	7,000	49,821

Real Estate Management & Development 0.3%
Henderson Land Development Co., Ltd.	162,000	895,119
New World Development Co., Ltd.	603,000	726,071
Wharf Holdings Ltd.	65,000	354,439
Wheelock & Co., Ltd.	151,000	456,719

		2,432,348

		13,976,597

IRELAND 0.8%
Commercial Banks 0.0%†
Governor & Co. of the Bank of Ireland (The)*	1,639,371	271,093

Media 0.4%
WPP PLC	229,038	3,131,670

Professional Services 0.4%
Experian PLC	194,845	3,039,324

		6,442,087

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	1,030	40,233

Commercial Banks 0.1%
Bank Hapoalim BM	49,526	183,713
Bank Leumi Le-Israel BM	187,404	596,005
Israel Discount Bank Ltd., Class A*	132,044	176,002

		955,720

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	85,801	3,866,193

Software 0.0%†
NICE Systems Ltd., ADR*	2,372	93,220

		4,955,366

ITALY 2.9%
Automobiles 0.1%
Fiat SpA	79,696	468,581

Commercial Banks 0.6%
Banca Monte dei Paschi di Siena SpA	87,448	36,875
Banco Popolare Societa Cooperativa	37,162	70,478
UniCredit SpA	822,728	4,120,080
Unione di Banche Italiane SCPA	112,295	475,992

		4,703,425

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,585,645	1,887,390

Food Products 0.0%†
Parmalat SpA	43,515	108,692

Gas Utilities 0.7%
Snam SpA	1,273,892	6,126,137

Media 0.0%†
Mediaset SpA	95,473	263,162

Oil, Gas & Consumable Fuels 1.3%
ENI SpA	449,845	10,542,189

		24,099,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN 20.0%
Auto Components 0.5%
Bridgestone Corp.	148,800	$3,638,993
Nissan Shatai Co., Ltd.	9,000	94,535
Toyoda Gosei Co., Ltd.	8,100	159,637

		3,893,165

Automobiles 2.0%
Fuji Heavy Industries Ltd.	78,000	637,037
Honda Motor Co., Ltd.	206,600	7,957,033
Mazda Motor Corp.*	201,000	356,042
Nissan Motor Co., Ltd.(a)	694,700	7,469,440

		16,419,552

Beverages 0.4%
Asahi Group Holdings Ltd.	123,200	2,737,818
Coca-Cola West Co., Ltd.	7,600	133,842
Kirin Holdings Co., Ltd.	4,000	52,085

		2,923,745

Building Products 0.2%
Asahi Glass Co., Ltd.	59,000	505,785
JS Group Corp.	35,400	745,254
Nippon Sheet Glass Co., Ltd.	113,000	174,727

		1,425,766

Capital Markets 0.3%
Nomura Holdings, Inc.	557,700	2,485,748
SBI Holdings, Inc.	2,796	266,893

		2,752,641

Chemicals 0.5%
Asahi Kasei Corp.	74,000	459,322
Daicel Corp.	36,000	233,195
Denki Kagaku Kogyo KK	60,000	242,089
Kaneka Corp.	35,000	212,316
Mitsubishi Chemical Holdings Corp.	208,500	1,121,889
Mitsubishi Gas Chemical Co., Inc.	51,000	343,159
Mitsui Chemicals, Inc.	108,000	329,386
Nippon Shokubai Co., Ltd.	17,000	198,168
Teijin Ltd.	124,000	419,321
Tosoh Corp.	63,000	176,668

		3,735,513

Commercial Banks 2.8%
77 Bank Ltd. (The)	44,000	195,131
Fukuoka Financial Group, Inc.	103,000	459,085
Gunma Bank Ltd. (The)	51,000	273,962
Hachijuni Bank Ltd. (The)	55,000	325,458
Mitsubishi UFJ Financial Group, Inc.	1,956,200	9,816,936
Nishi-Nippon City Bank Ltd. (The)	84,000	237,862
Shinsei Bank Ltd.	182,000	239,588
Sumitomo Mitsui Financial Group, Inc.(a)	335,137	11,092,276
Yamaguchi Financial Group, Inc.	27,000	246,289

		22,886,587

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	75,000	771,823
Toppan Printing Co., Ltd.	75,000	589,762

		1,361,585

Computers & Peripherals 0.7%
Fujitsu Ltd.	955,000	5,069,699
NEC Corp.*	345,000	725,626
Seiko Epson Corp.(a)	17,300	245,179

		6,040,504

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	139,294
Kinden Corp.	17,000	131,663
Obayashi Corp.	86,000	376,672
Shimizu Corp.	78,000	313,858
Taisei Corp.	136,000	355,840

		1,317,327

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,200	92,898

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,100	291,072

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	97,990

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	101,400	4,595,868

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	354,000	3,161,075
Sumitomo Electric Industries Ltd.	115,800	1,603,458

		4,764,533

Electronic Equipment, Instruments & Components 1.3%
Citizen Holdings Co., Ltd.	8,200	52,292
FUJIFILM Holdings Corp.	71,100	1,683,007
Hitachi Ltd.	848,000	5,486,502
Kyocera Corp.	23,500	2,173,722
Nippon Electric Glass Co., Ltd.	53,000	466,425
TDK Corp.(a)	16,300	934,155

		10,796,103

Food & Staples Retailing 0.1%
Aeon Co., Ltd.(a)	57,300	754,820
UNY Co., Ltd.	22,400	244,149

		998,969

Food Products 0.1%
House Foods Corp.	8,000	137,172
MEIJI Holdings Co., Ltd.	9,200	403,075
Nippon Meat Packers, Inc.	23,000	293,672
Nisshin Seifun Group, Inc.	25,000	303,790

		1,137,709

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,900	233,591
Medipal Holdings Corp.	18,300	238,102
Suzuken Co., Ltd.	8,800	272,201

		743,894

Household Durables 1.1%
Casio Computer Co., Ltd.	29,600	213,338
Panasonic Corp.	343,000	3,198,431
Sekisui House Ltd.	77,000	760,301
Sharp Corp.	154,000	1,134,298
Sony Corp.	155,800	3,259,037
Sumitomo Forestry Co., Ltd.	16,600	151,525

		8,716,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	$171,526

Leisure Equipment & Products 0.0%†
Sankyo Co., Ltd.	1,000	49,213
Yamaha Corp.	19,800	207,280

		256,493

Machinery 0.2%
Amada Co., Ltd.	45,000	305,624
Ebara Corp.	13,000	47,038
JTEKT Corp.	29,500	357,097
Mitsubishi Heavy Industries Ltd.	177,000	862,456
NTN Corp.	60,000	256,373

		1,828,588

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*	19,000	42,236
Mitsui OSK Lines Ltd.	152,000	667,089
Nippon Yusen KK	203,000	643,111

		1,352,436

Media 0.1%
Fuji Media Holdings, Inc.	62	107,042
Hakuhodo DY Holdings, Inc.	2,910	183,809
Nippon Television Network Corp.	680	109,368
SKY Perfect JSAT Holdings, Inc.	215	95,161
Tokyo Broadcasting System Holdings, Inc.	4,800	71,888

		567,268

Metals & Mining 0.7%
JFE Holdings, Inc.	70,800	1,539,332
Kobe Steel Ltd.	331,000	541,277
Mitsubishi Materials Corp.	149,000	475,623
Nippon Steel Corp.	784,000	2,174,554
Nisshin Steel Co., Ltd.	87,000	147,430
Sumitomo Metal Industries Ltd.	517,000	1,054,645
Yamato Kogyo Co., Ltd.	5,300	155,589

		6,088,450

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	95,724
Isetan Mitsukoshi Holdings Ltd.(a)	49,700	587,007
J. Front Retailing Co., Ltd.	60,000	336,942
Marui Group Co., Ltd.	27,900	233,901
Takashimaya Co., Ltd.	33,000	275,537

		1,529,111

Office Electronics 0.9%
Canon, Inc.	120,800	5,778,597
Konica Minolta Holdings, Inc.	63,500	560,307
Ricoh Co., Ltd.(a)	89,000	874,592

		7,213,496

Oil, Gas & Consumable Fuels 1.0%
Cosmo Oil Co., Ltd.	74,000	206,489
Idemitsu Kosan Co., Ltd.	2,900	290,180
INPEX Corp.	208	1,414,299
JX Holdings, Inc.	989,600	6,174,319
Showa Shell Sekiyu KK	23,500	150,752

		8,236,039

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc.	12,400	258,879

Pharmaceuticals 0.0%†
Mitsubishi Tanabe Pharma Corp.	16,500	232,342

Real Estate Management & Development 0.0%†
Tokyo Tatemono Co., Ltd.*	7,000	28,654

Road & Rail 0.5%
East Japan Railway Co.(a)	49,400	3,118,571
Fukuyama Transporting Co., Ltd.(a)	18,000	98,177
Hankyu Hanshin Holdings, Inc.	152,000	663,738
Nippon Express Co., Ltd.	112,000	439,628
Seino Holdings Corp.	19,000	137,973

		4,458,087

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	635,148

Specialty Retail 0.0%†
Autobacs Seven Co., Ltd.	3,000	144,745

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	166,273

Tobacco 0.9%
Japan Tobacco, Inc.	1,293	7,318,972

Trading Companies & Distributors 2.9%
Marubeni Corp.	510,000	3,708,826
Mitsubishi Corp.	215,900	5,052,485
Mitsui & Co., Ltd.	272,400	4,495,767
Nagase & Co., Ltd.	13,800	171,518
Sojitz Corp.	156,500	281,216
Sumitomo Corp.(a)	659,400	9,585,481
Toyota Tsusho Corp.	28,200	578,648

		23,873,941

Transportation Infrastructure 0.1%
Kamigumi Co., Ltd.	31,000	257,394
Mitsubishi Logistics Corp.	15,000	178,411

		435,805

Wireless Telecommunication Services 0.5%
KDDI Corp.(a)	669	4,352,881

		164,141,485

LUXEMBOURG 0.8%
Metals & Mining 0.8%
ArcelorMittal	319,536	6,117,007

NETHERLANDS 4.4%
Aerospace & Defense 0.8%
European Aeronautic Defence and Space Co. NV	157,752	6,460,260

Chemicals 0.3%
Akzo Nobel NV	35,561	2,100,598

Diversified Financial Services 1.0%
ING Groep NV, CVA*	934,010	7,778,492

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	94,276	1,037,369

Food Products 0.4%
Unilever NV, CVA	106,713	3,630,847

Insurance 0.1%
Aegon NV*	197,581	1,098,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class A	402,982	$14,094,763

		36,200,583

NEW ZEALAND 0.5%
Construction Materials 0.1%
Fletcher Building Ltd.	81,930	452,787

Diversified Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.(a)	1,825,160	3,629,263

		4,082,050

NORWAY 0.3%
Energy Equipment & Services 0.1%
BW Offshore Ltd.	47,629	63,499
Petroleum Geo-Services ASA*	30,149	441,499

		504,998

Food Products 0.0%†
Cermaq ASA*	7,037	92,711
Marine Harvest ASA	260,960	134,719

		227,430

Industrial Conglomerates 0.1%
Orkla ASA	113,553	898,852

Insurance 0.0%†
Storebrand ASA	24,739	125,212

Metals & Mining 0.1%
Norsk Hydro ASA	138,175	753,747

		2,510,239

PORTUGAL 0.1%
Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	91,521	497,214

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	83,000	711,787

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	224,297

Food Products 0.1%
Golden Agri-Resources Ltd.	897,000	560,505
Indofood Agri Resources Ltd.*	39,000	48,284

		608,789

Hotels, Restaurants & Leisure 0.0%†
Overseas Union Enterprise Ltd.	42,000	78,537

Marine 0.0%†
Neptune Orient Lines Ltd.	118,000	133,027

Real Estate Management & Development 0.2%
CapitaLand Ltd.	397,000	986,337
Keppel Land Ltd.	93,000	257,299

		1,243,636

		3,000,073

SOUTH AFRICA 0.3%
Diversified Financial Services 0.3%
African Bank Investments Ltd.	467,923	2,434,237

SOUTH KOREA 1.1%
Diversified Telecommunication Services 0.3%
KT Corp., ADR	191,877	2,626,796

Semiconductors & Semiconductor Equipment 0.8%
Samsung Electronics Co., Ltd.	5,803	6,546,102

		9,172,898

SPAIN 2.7%
Commercial Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA	459,973	3,666,494
Banco de Sabadell SA	144,835	394,671
Banco Espanol de Credito SA	11,505	55,175
Banco Popular Espanol SA(a)	134,074	481,430
Banco Santander SA	1,397,692	10,748,327
CaixaBank(a)	104,456	406,897

		15,752,994

Electric Utilities 0.3%
Acciona SA	3,299	229,968
Iberdrola SA	321,669	1,826,694

		2,056,662

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	30,257	150,380

Oil, Gas & Consumable Fuels 0.5%
Repsol YPF SA	161,382	4,056,874

		22,016,910

SWEDEN 3.4%
Commercial Banks 1.7%
Nordea Bank AB	1,130,902	10,283,959
Skandinaviska Enskilda Banken AB, Class A(a)	214,356	1,523,258
Swedbank AB	146,838	2,282,683

		14,089,900

Communications Equipment 1.4%
Telefonaktiebolaget LM Ericsson, Class A	31,016	316,693
Telefonaktiebolaget LM Ericsson, Class B	1,050,513	10,870,090

		11,186,783

Household Durables 0.0%†
Husqvarna AB, Class A	12,546	75,199
Husqvarna AB, Class B	54,938	331,518

		406,717

Metals & Mining 0.1%
Boliden AB	33,737	530,630
SSAB AB, Class A	11,623	109,991
SSAB AB, Class B	586	4,801

		645,422

Paper & Forest Products 0.2%
Svenska Cellulosa AB, Class A	6,958	120,190
Svenska Cellulosa AB, Class B(a)	75,711	1,312,012

		1,432,202

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	266,487

		28,027,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND 5.8%
Capital Markets 2.0%
Credit Suisse Group AG REG*	295,749	$8,429,346
UBS AG REG*	582,589	8,164,849

		16,594,195

Chemicals 0.0%†
Clariant AG*	11,693	161,296

Construction Materials 0.5%
Holcim Ltd. REG*	57,232	3,725,247

Food Products 0.1%
Aryzta AG*	11,242	555,367

Insurance 1.3%
Baloise Holding AG REG	6,242	502,647
Swiss Life Holding AG REG*	313	37,247
Swiss Re AG*	156,884	10,018,567

		10,558,461

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,426	332,123

Machinery 0.0%†
Sulzer AG REG	1,124	159,730

Metals & Mining 0.9%
Xstrata PLC	410,619	7,034,663

Pharmaceuticals 0.8%
Roche Holding AG	39,184	6,819,206

Professional Services 0.1%
Adecco SA REG*	17,825	933,604

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	773,874

		47,647,766

TAIWAN 0.4%
Electronic Equipment, Instruments & Components 0.4%
Hon Hai Precision Industry Co., Ltd., GDR	188,556	1,244,470
Hon Hai Precision Industry Co., Ltd., GDR	221,587	1,732,089

		2,976,559

UNITED KINGDOM 20.1%
Airlines 0.1%
International Consolidated Airlines Group SA*	179,295	512,963

Beverages 0.4%
SABMiller PLC	90,199	3,622,148

Capital Markets 0.1%
Investec PLC	59,130	361,785

Commercial Banks 5.9%
Barclays PLC	2,109,784	7,950,634
Barclays PLC, ADR(a)	504,159	7,638,009
HSBC Holdings PLC	1,306,807	11,607,341
HSBC Holdings PLC, ADR	383,500	17,023,565
Lloyds Banking Group PLC, ADR*	76,917	163,064
Lloyds Banking Group PLC*	5,035,017	2,709,507
Royal Bank of Scotland Group PLC, ADR*(a)	122,923	1,086,639

		48,178,759

Containers & Packaging 0.1%
Rexam PLC	157,717	1,080,159

Energy Equipment & Services 0.2%
John Wood Group PLC	59,683	684,368
Subsea 7 SA*	40,717	1,078,419

		1,762,787

Food & Staples Retailing 0.1%
J Sainsbury PLC	228,158	1,135,441

Hotels, Restaurants & Leisure 0.8%
Carnival PLC	41,842	1,337,232
Intercontinental Hotels Group PLC	217,825	5,060,873

		6,398,105

Insurance 1.8%
Aviva PLC	440,470	2,337,926
Old Mutual PLC	1,029,631	2,613,999
Prudential PLC	811,766	9,726,917

		14,678,842

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	76,100

Metals & Mining 0.2%
Eurasian Natural Resources Corp. PLC	47,663	452,738
Kazakhmys PLC	31,505	458,670
Petropavlovsk PLC	84,666	755,746

		1,667,154

Multi-Utilities 0.8%
Centrica PLC	1,236,990	6,262,290

Oil, Gas & Consumable Fuels 3.0%
BP PLC	1,210,907	9,017,969
BP PLC, ADR	336,256	15,131,520

		24,149,489

Paper & Forest Products 0.0%†
Mondi PLC	23,281	219,884

Pharmaceuticals 0.9%
GlaxoSmithKline PLC	333,014	7,444,801

Specialty Retail 0.9%
Kingfisher PLC	1,491,019	7,315,446

Tobacco 0.9%
British American Tobacco PLC	150,039	7,558,155

Wireless Telecommunication Services 3.9%
Vodafone Group PLC	5,815,912	16,042,287
Vodafone Group PLC, ADR	571,550	15,814,788

		31,857,075

		164,281,383

UNITED STATES 0.3%
Media 0.2%
Thomson Reuters Corp.	58,800	1,700,127

Metals & Mining 0.1%
Sims Metal Management Ltd.	23,132	353,349

		2,053,476

Total Common Stocks (cost $757,168,141)		800,757,716

Preferred Stock 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.6%
Volkswagen AG	25,574	4,497,522

Total Preferred Stock (cost $4,400,774)		4,497,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Mutual Fund 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (d)	15,787,780	15,787,780

Total Mutual Fund (cost $15,787,780)		15,787,780

Repurchase Agreements 8.4%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $50,000,708, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 14.00%, maturing 05/15/12 - 03/20/42; total market value $51,000,000. (e)	$50,000,000	$50,000,000
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $18,910,900, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $19,289,107. (e)	18,910,742	18,910,742

Total Repurchase Agreements (cost $68,910,742)		68,910,742

Total Investments (cost $846,267,437) (f) — 108.7%		889,953,760
Liabilities in excess of other assets — (8.7)%		(70,897,934)

NET ASSETS — 100.0%		$819,055,826

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $65,938,482.
(b)	Fair Valued Security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $68,910,742.
(f)	At March 31, 2012, the tax basis cost of the Fund’s investments was $862,199,605, tax unrealized appreciation and depreciation were $54,992,519 and $(27,238,364), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
18	Topix Index	06/07/12	$1,863,719	$98,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

At March 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	State Street Bank and Trust	5/11/12	(570,000)	$(599,281)	$(587,886)	$11,395
British Pound	BNP Paribas	5/11/12	(1,409,711)	(2,220,617)	(2,254,256)	(33,639)
British Pound	Credit Suisse International	5/11/12	(443,605)	(702,570)	(709,364)	(6,794)
British Pound	BNP Paribas	5/11/12	(675,302)	(1,067,717)	(1,079,868)	(12,151)
British Pound	Royal Bank of Canada	5/11/12	(12,319,003)	(19,492,851)	(19,699,194)	(206,343)
Canadian Dollar	Citibank NA	5/11/12	(2,289,816)	(2,294,023)	(2,293,893)	130
Euro	Barclays Bank PLC	5/11/12	(847,510)	(1,114,489)	(1,130,526)	(16,037)
Euro	Barclays Bank PLC	5/11/12	(787,025)	(1,034,949)	(1,049,842)	(14,893)
Euro	Barclays Bank PLC	5/11/12	(2,951,844)	(3,851,914)	(3,937,575)	(85,661)
Euro	Credit Suisse International	5/11/12	(8,793,067)	(11,595,418)	(11,729,404)	(133,986)
Japanese Yen	Morgan Stanley Co., Inc.	5/11/12	(93,991,841)	(1,235,350)	(1,135,976)	99,374
Japanese Yen	BNP Paribas	5/11/12	(123,464,573)	(1,495,340)	(1,492,180)	3,160
Japanese Yen	Royal Bank of Canada	5/11/12	(236,367,713)	(3,080,733)	(2,856,715)	224,018
New Zealand Dollar	Credit Suisse International	5/11/12	(3,209,451)	(2,659,839)	(2,620,973)	38,866
Swedish Krona	Royal Bank of Canada	5/11/12	(16,736,739)	(2,492,948)	(2,525,888)	(32,940)

Total Short Contracts				$(54,938,039)	$(55,103,540)	$(165,501)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Citibank NA	5/11/12	27,653,205	$29,553,727	$28,520,952	$(1,032,775)
British Pound	HSBC Bank PLC	5/11/12	3,275,911	5,237,868	5,238,477	609
British Pound	Royal Bank of Scotland	5/11/12	906,858	1,435,255	1,450,148	14,893
British Pound	HSBC Bank PLC	5/11/12	1,121,092	1,776,022	1,792,727	16,705
Euro	HSBC Bank PLC	5/11/12	1,020,857	1,368,255	1,361,760	(6,495)
Euro	Royal Bank of Scotland	5/11/12	1,344,015	1,770,164	1,792,832	22,668
Euro	BNP Paribas	5/11/12	560,551	744,032	747,740	3,708
Euro	Westpac Banking Corp.	5/11/12	646,931	860,485	862,966	2,481
Euro	HSBC Bank PLC	5/11/12	996,440	1,318,221	1,329,189	10,968
Euro	State Street Bank and Trust	5/11/12	393,329	517,329	524,676	7,347
Euro	Royal Bank of Canada	5/11/12	983,663	1,310,484	1,312,145	1,661
Euro	Credit Suisse International	5/11/12	1,350,000	1,774,996	1,800,816	25,820
Hong Kong Dollar	UBS AG	5/11/12	36,888,295	4,758,128	4,750,993	(7,135)
Japanese Yen	Westpac Banking Corp.	5/11/12	67,297,979	849,752	813,356	(36,396)
Japanese Yen	Barclays Bank PLC	5/11/12	82,446,539	1,083,894	996,440	(87,454)
Norwegian Krone	UBS AG	5/11/12	22,885,054	3,933,810	4,012,681	78,871
Singapore Dollar	UBS AG	5/11/12	8,634,872	6,927,294	6,869,436	(57,858)
Swiss Franc	Citibank NA	5/11/12	6,895,937	7,527,896	7,642,610	114,714

Total Long Contracts				$72,747,612	$71,819,944	$(927,668)

At March 31, 2012, the Fund’s open forward foreign currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	5/11/12	10,132,494	Hong Kong Dollar	(826,053)	British Pound	$1,320,933	$1,305,005	$(15,928)
Citibank NA	5/11/12	68,555,214	Japanese Yen	(540,000)	British Pound	863,509	828,551	(34,958)
Royal Bank of Canada	5/11/12	70,941,314	Japanese Yen	(550,389)	British Pound	880,122	857,389	(22,733)
Westpac Banking Corp.	5/11/12	1,172,396	Swiss Franc	(809,364)	British Pound	1,294,246	1,299,340	5,094
Westpac Banking Corp.	5/11/12	1,087,954	British Pound	(1,302,205)	Euro	1,737,060	1,739,735	2,675
Westpac Banking Corp.	5/11/12	98,901,239	Japanese Yen	(972,500)	Euro	1,297,255	1,195,310	(101,945)
Credit Suisse International	5/11/12	1,265,829	Australian Dollar	(108,646,103)	Japanese Yen	1,313,085	1,305,550	(7,535)
BNP Paribas	5/11/12	989,040	Euro	(8,747,355)	Swedish Krona	1,320,140	1,319,318	(822)
Royal Bank of Scotland	5/11/12	1,295,372	Euro	(1,561,920)	Swiss Franc	1,731,040	1,727,946	(3,094)

						$11,757,390	$11,578,144	$(179,246)

NA	National Association

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$7,069,472	$—	$7,069,472
Air Freight & Logistics	—	818,588	—	818,588
Airlines	—	1,914,247	—	1,914,247
Auto Components	958,400	5,948,860	—	6,907,260
Automobiles	—	32,117,228	—	32,117,228
Beverages	—	9,211,155	—	9,211,155
Building Products	—	9,092,188	—	9,092,188
Capital Markets	—	34,422,315	—	34,422,315
Chemicals	400,525	18,739,958	—	19,140,483
Commercial Banks	25,911,277	112,126,226	—	138,037,503
Commercial Services & Supplies	306,328	1,361,585	—	1,667,913
Communications Equipment	425,898	11,186,783	—	11,612,681
Computers & Peripherals	—	6,040,504	—	6,040,504
Construction & Engineering	—	2,206,741	—	2,206,741
Construction Materials	—	7,663,214	—	7,663,214
Consumer Finance	—	92,898	—	92,898
Containers & Packaging	—	1,371,231	—	1,371,231
Distributors	—	97,990	—	97,990
Diversified Financial Services	—	12,381,737	—	12,381,737
Diversified Telecommunication Services	2,626,796	26,295,876	—	28,922,672
Electric Utilities	—	17,295,075	—	17,295,075
Electrical Equipment	—	11,757,106	—	11,757,106
Electronic Equipment, Instruments & Components	1,244,470	12,752,489	—	13,996,959
Energy Equipment & Services	561,490	2,885,970	—	3,447,460
Food & Staples Retailing	489,673	9,389,274	—	9,878,947
Food Products	827,840	6,268,834	—	7,096,674
Gas Utilities	—	6,126,137	—	6,126,137
Health Care Providers & Services	—	943,286	—	943,286
Hotels, Restaurants & Leisure	—	14,542,934	—	14,542,934
Household Durables	—	9,123,647	—	9,123,647
Independent Power Producers & Energy Traders	187,478	150,380	—	337,858
Industrial Conglomerates	—	12,395,509	—	12,395,509
Information Technology Services	—	940,399	—	940,399
Insurance	4,772,095	38,523,935	—	43,296,030
Leisure Equipment & Products	—	256,493	—	256,493
Life Sciences Tools & Services	—	332,123	—	332,123
Machinery	—	1,988,318	—	1,988,318
Marine	—	4,301,623	—	4,301,623
Media	2,199,394	4,724,646	—	6,924,040
Metals & Mining	12,124,606	24,643,354	—	36,767,960
Multiline Retail	704,410	1,684,116	—	2,388,526
Multi-Utilities	—	20,724,158	—	20,724,158
Office Electronics	—	7,213,496	—	7,213,496
Oil, Gas & Consumable Fuels	33,631,367	53,654,983	—	87,286,350
Paper & Forest Products	—	9,174,339	—	9,174,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Pharmaceuticals	3,866,193	32,407,525	—	36,273,718
Professional Services	—	3,972,928	—	3,972,928
Real Estate Management & Development	—	3,704,638	—	3,704,638
Road & Rail	—	5,192,114	—	5,192,114
Semiconductors & Semiconductor Equipment	—	7,955,124	—	7,955,124
Software	93,220	—	—	93,220
Specialty Retail	—	7,460,191	—	7,460,191
Textiles, Apparel & Luxury Goods	—	166,273	—	166,273
Thrifts & Mortgage Finance	115,370	—	—	115,370
Tobacco	—	14,877,127	—	14,877,127
Trading Companies & Distributors	—	24,286,182	—	24,286,182
Transportation Infrastructure	—	1,127,408	—	1,127,408
Wireless Telecommunication Services	15,814,788	20,395,168	—	36,209,956

Total Common Stocks	$107,261,618	$693,496,098	$—	$800,757,716

Forward Foreign Currency Contracts	—	685,157	—	685,157
Futures Contracts	98,775	—	—	98,775
Mutual Fund	15,787,780	—	—	15,787,780
Preferred Stock*	—	4,497,522	—	4,497,522
Repurchase Agreements	—	68,910,742	—	68,910,742

Total Assets	$123,148,173	$767,589,519	$—	$890,737,692

Liabilities:
Forward Foreign Currency Contracts	—	(1,957,572)	—	(1,957,572)

Total Liabilities	$—	$(1,957,572)	$—	$(1,957,572)

Total	$123,148,173	$765,631,947	$—	$888,780,120

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to equitize cash. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts for risk management purposes, striving to mitigate currency deviation versus the benchmark that arises from being over/underweight in a given country or region. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$98,775
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	685,157

Total		$783,932

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(1,957,572)

Total		$(1,957,572)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 3.1%
Boeing Co. (The)	70,794	$5,264,950
Precision Castparts Corp.	123,066	21,278,111
United Technologies Corp.	130,404	10,815,708

		37,358,769

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	65,200	4,269,948
FedEx Corp.	48,417	4,452,427

		8,722,375

Auto Components 1.1%
BorgWarner, Inc.*	154,955	13,068,905

Beverages 1.2%
Coca-Cola Co. (The)	134,994	9,990,906
PepsiCo, Inc.	63,335	4,202,277

		14,193,183

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	47,157	4,378,999
Biogen Idec, Inc.*	109,677	13,816,012
Celgene Corp.*	79,300	6,147,336
Gilead Sciences, Inc.*	133,981	6,544,972

		30,887,319

Capital Markets 1.0%
Franklin Resources, Inc.	60,900	7,553,427
TD Ameritrade Holding Corp.	207,500	4,096,050

		11,649,477

Chemicals 3.8%
Ecolab, Inc.	106,900	6,597,868
Monsanto Co.	374,970	29,907,607
Praxair, Inc.	42,690	4,893,982
Sigma-Aldrich Corp.	60,738	4,437,518

		45,836,975

Commercial Banks 0.6%
Comerica, Inc.	170,825	5,527,897
Fifth Third Bancorp	168,560	2,368,268

		7,896,165

Commercial Services & Supplies 0.2%
Stericycle, Inc.*	25,507	2,133,406

Communications Equipment 3.6%
F5 Networks, Inc.*	31,540	4,256,638
Juniper Networks, Inc.*	163,499	3,740,857
QUALCOMM, Inc.	527,737	35,896,671

		43,894,166

Computers & Peripherals 11.8%
Apple, Inc.*	169,847	101,818,181
EMC Corp.*	694,082	20,739,170
NetApp, Inc.*	269,163	12,050,427
SanDisk Corp.*	199,128	9,874,758

		144,482,536

Construction & Engineering 0.6%
Fluor Corp.	113,700	6,826,548

Consumer Finance 0.4%
American Express Co.	89,708	5,190,505

Diversified Financial Services 2.1%
IntercontinentalExchange, Inc.*	40,510	5,566,884
JPMorgan Chase & Co.	436,252	20,058,867

		25,625,751

Electrical Equipment 0.7%
Rockwell Automation, Inc.	109,621	8,736,794

Energy Equipment & Services 2.9%
Cameron International Corp.*	156,020	8,242,537
Ensco PLC, ADR-UK	75,900	4,017,387
FMC Technologies, Inc.*	173,600	8,752,912
National Oilwell Varco, Inc.	71,393	5,673,602
Schlumberger Ltd.	130,266	9,109,501

		35,795,939

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	115,790	10,513,732
CVS Caremark Corp.	132,500	5,936,000

		16,449,732

Food Products 1.1%
Mead Johnson Nutrition Co.	98,366	8,113,228
Tyson Foods, Inc., Class A	291,634	5,584,791

		13,698,019

Health Care Equipment & Supplies 2.6%
Covidien PLC	92,305	5,047,238
Edwards Lifesciences Corp.*	177,122	12,882,083
Intuitive Surgical, Inc.*	17,935	9,716,286
Varian Medical Systems, Inc.*	61,200	4,220,352

		31,865,959

Health Care Providers & Services 2.7%
Express Scripts, Inc.*	248,729	13,476,137
UnitedHealth Group, Inc.	338,053	19,924,844

		33,400,981

Health Care Technology 0.5%
Cerner Corp.*	87,798	6,686,696

Hotels, Restaurants & Leisure 5.7%
Las Vegas Sands Corp.	302,612	17,421,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	81,915	$8,035,861
Starbucks Corp.	391,918	21,904,297
Starwood Hotels & Resorts Worldwide, Inc.	190,005	10,718,182
Yum! Brands, Inc.	153,825	10,949,264

		69,028,977

Household Products 0.5%
Procter & Gamble Co. (The)	94,170	6,329,166

Industrial Conglomerates 2.2%
Danaher Corp.	488,625	27,363,000

Information Technology Services 4.8%
Cognizant Technology Solutions Corp., Class A*	322,475	24,814,451
MasterCard, Inc., Class A	11,300	4,752,102
Teradata Corp.*	26,100	1,778,715
VeriFone Systems, Inc.*	76,655	3,976,095
Visa, Inc., Class A	199,580	23,550,440

		58,871,803

Internet & Catalog Retail 4.0%
Amazon.com, Inc.*	102,121	20,680,524
Netflix, Inc.*	48,017	5,523,875
priceline.com, Inc.*	31,042	22,272,635

		48,477,034

Internet Software & Services 5.4%
Baidu, Inc., ADR-CN*	95,011	13,849,754
eBay, Inc.*	176,470	6,509,978
Google, Inc., Class A*	57,267	36,721,891
LinkedIn Corp., Class A*	39,200	3,998,008
VeriSign, Inc.	143,500	5,501,790

		66,581,421

Life Sciences Tools & Services 0.4%
Illumina, Inc.*	86,778	4,565,391

Machinery 1.9%
Caterpillar, Inc.	61,200	6,519,024
Cummins, Inc.	41,190	4,944,448
Illinois Tool Works, Inc.	91,300	5,215,056
Joy Global, Inc.	91,373	6,715,915

		23,394,443

Media 0.4%
Time Warner, Inc.	128,335	4,844,646

Metals & Mining 0.3%
Cliffs Natural Resources, Inc.	58,400	4,044,784

Multiline Retail 1.3%
Dollar General Corp.*	109,213	5,045,641
Family Dollar Stores, Inc.	105,957	6,704,959
Kohl’s Corp.	84,912	4,248,147

		15,998,747

Oil, Gas & Consumable Fuels 4.2%
BG Group PLC, ADR-UK	183,479	4,249,374
Concho Resources, Inc.*	85,000	8,676,800
EOG Resources, Inc.	62,069	6,895,866
Exxon Mobil Corp.	61,070	5,296,601
Occidental Petroleum Corp.	180,415	17,180,920
Pioneer Natural Resources Co.	48,900	5,456,751
Range Resources Corp.	56,276	3,271,887

		51,028,199

Personal Products 1.2%
Estee Lauder Cos., Inc. (The), Class A	230,634	14,285,470

Pharmaceuticals 2.3%
Abbott Laboratories	52,161	3,196,948
Allergan, Inc.	67,864	6,476,261
Johnson & Johnson	77,387	5,104,447
Perrigo Co.	33,000	3,409,230
Shire PLC, ADR-IE	110,690	10,487,877

		28,674,763

Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp.	125,700	7,921,614

Road & Rail 2.4%
Hertz Global Holdings, Inc.*	248,460	3,736,838
Union Pacific Corp.	242,356	26,048,423

		29,785,261

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	91,500	3,643,530
ASML Holding NV, NYRS-NL REG	125,604	6,297,784
Avago Technologies Ltd.	107,830	4,202,135
Intel Corp.	197,597	5,554,452

		19,697,901

Software 6.8%
Autodesk, Inc.*	216,850	9,177,092
Citrix Systems, Inc.*	141,819	11,190,937
Intuit, Inc.	83,300	5,008,829
Microsoft Corp.	613,691	19,791,535
Oracle Corp.	750,769	21,892,424
Salesforce.com, Inc.*	101,463	15,677,048

		82,737,865

Specialty Retail 1.2%
O’Reilly Automotive, Inc.*	53,700	4,905,495
TJX Cos., Inc.	156,040	6,196,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.	32,200	$2,991,058

		14,092,901

Textiles, Apparel & Luxury Goods 3.8%
Coach, Inc.	117,168	9,054,743
Fossil, Inc.*	33,300	4,394,934
Lululemon Athletica, Inc.*	49,120	3,668,281
Michael Kors Holdings Ltd.*	52,700	2,455,293
NIKE, Inc., Class B	76,636	8,310,408
Ralph Lauren Corp.	75,090	13,090,440
VF Corp.	34,098	4,977,626

		45,951,725

Tobacco 0.9%
Philip Morris International, Inc.	117,146	10,380,307

Wireless Telecommunication Services 0.4%
Crown Castle International Corp.*	82,010	4,374,413

Total Common Stocks (cost $962,372,350)		1,182,830,031

Mutual Fund 4.9%

	Shares	Market Value
Money Market Fund 4.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	60,104,448	60,104,448

Total Mutual Fund (cost $60,104,448)		60,104,448

Total Investments (cost $1,022,476,798) (b) — 101.7%		1,242,934,479
Liabilities in excess of other assets — (1.7%)		(20,909,028)

NET ASSETS — 100.0%		$1,222,025,451

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,029,492,316, tax unrealized appreciation and depreciation were $221,154,293 and $(7,712,130), respectively.

ADR	American Depositary Receipt
CN	China
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,182,830,031	$—	$—	$1,182,830,031
Mutual Funds	60,104,448	—	—	60,104,448

Total	$1,242,934,479	$—	$—	$1,242,934,479

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value
AUSTRALIA 0.3%
Air Freight & Logistics 0.3%
Toll Holdings Ltd.	562,785	$3,432,260

BERMUDA 1.4%
Insurance 1.4%
Everest Re Group Ltd.	124,434	11,512,634
PartnerRe Ltd.	95,300	6,469,917

		17,982,551

CANADA 0.7%
Chemicals 0.4%
Methanex Corp.	152,900	4,958,547

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.	126,700	4,203,906

		9,162,453

FRANCE 0.3%
Food Products 0.3%
Danone SA	59,746	4,167,621

HONG KONG 0.2%
Water Utilities 0.2%
Guangdong Investment Ltd.	3,428,000	2,392,672

IRELAND 0.3%
Health Care Equipment & Supplies 0.3%
Covidien PLC	71,100	3,887,748

JAPAN 0.5%
Oil, Gas & Consumable Fuels 0.2%
INPEX Corp.	508	3,454,152

Pharmaceuticals 0.3%
Daiichi Sankyo Co., Ltd.	213,500	3,902,547

		7,356,699

NETHERLANDS 0.8%
Chemicals 0.6%
Akzo Nobel NV	75,285	4,447,106
LyondellBasell Industries NV, Class A	73,106	3,191,077

		7,638,183

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV, NYRS REG	61,000	3,058,540

		10,696,723

NORWAY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Statoil ASA, ADR	112,800	3,058,008

SINGAPORE 0.4%
Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	721,900	5,219,337

SWITZERLAND 1.6%
Energy Equipment & Services 0.5%
Noble Corp.*	107,600	4,031,772
Transocean Ltd.	52,518	2,872,735

		6,904,507

Insurance 0.4%
Swiss Re AG*	77,587	4,954,683

Pharmaceuticals 0.7%
Roche Holding AG	50,483	8,785,575

		20,644,765

UNITED KINGDOM 0.4%
Beverages 0.4%
Diageo PLC, ADR	56,124	5,415,966

UNITED STATES 90.7%
Aerospace & Defense 2.5%
Boeing Co. (The)	129,889	9,659,845
General Dynamics Corp.	38,000	2,788,440
Honeywell International, Inc.	171,033	10,441,564
L-3 Communications Holdings, Inc.	61,700	4,366,509
Textron, Inc.	215,854	6,007,217

		33,263,575

Air Freight & Logistics 0.6%
FedEx Corp.	26,730	2,458,091
United Parcel Service, Inc., Class B	71,300	5,755,336

		8,213,427

Auto Components 0.4%
Johnson Controls, Inc.	154,880	5,030,502

Automobiles 0.8%
General Motors Co.*	430,246	11,035,810

Beverages 1.4%
Coca-Cola Enterprises, Inc.	56,830	1,625,338
Dr Pepper Snapple Group, Inc.	79,500	3,196,695
Molson Coors Brewing Co., Class B	199,500	9,027,375
PepsiCo, Inc.	75,350	4,999,473

		18,848,881

Biotechnology 1.1%
Celgene Corp.*	54,695	4,239,956
Gilead Sciences, Inc.*	73,400	3,585,590
Vertex Pharmaceuticals, Inc.*	156,052	6,399,693

		14,225,239

Building Products 0.5%
Masco Corp.	275,887	3,688,609
Owens Corning*	66,070	2,380,502

		6,069,111

Capital Markets 4.0%
Ameriprise Financial, Inc.	283,976	16,223,549
BlackRock, Inc.	33,300	6,823,170
Franklin Resources, Inc.	13,200	1,637,196
Goldman Sachs Group, Inc. (The)	123,120	15,312,434
Invesco Ltd.	115,235	3,073,318
Morgan Stanley	372,371	7,313,366
TD Ameritrade Holding Corp.	128,150	2,529,681

		52,912,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Chemicals 1.4%
Air Products & Chemicals, Inc.	17,010	$$1,561,518
Cabot Corp.	43,200	1,843,776
Celanese Corp. Series A	64,450	2,976,301
Dow Chemical Co. (The)	161,980	5,610,987
Eastman Chemical Co.	29,630	1,531,575
Mosaic Co. (The)	93,200	5,153,028

		18,677,185

Commercial Banks 5.2%
BB&T Corp.	171,600	5,386,524
Comerica, Inc.	114,720	3,712,339
Fifth Third Bancorp	161,200	2,264,860
PNC Financial Services Group, Inc.	52,650	3,395,399
SunTrust Banks, Inc.	459,246	11,099,976
U.S. Bancorp	487,915	15,457,147
Wells Fargo & Co.	795,260	27,150,176

		68,466,421

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	86,370	1,518,385

Communications Equipment 4.3%
Cisco Systems, Inc.	1,388,822	29,373,585
Harris Corp.	185,300	8,353,324
Juniper Networks, Inc.*	489,135	11,191,409
QUALCOMM, Inc.	120,130	8,171,243

		57,089,561

Computers & Peripherals 1.0%
EMC Corp.*	287,051	8,577,084
SanDisk Corp.*	85,940	4,261,764

		12,838,848

Consumer Finance 0.9%
American Express Co.	28,590	1,654,217
Capital One Financial Corp.	84,150	4,690,521
SLM Corp.	352,972	5,562,839

		11,907,577

Containers & Packaging 0.2%
Sealed Air Corp.	102,800	1,985,068

Diversified Consumer Services 0.4%
DeVry, Inc.	157,000	5,317,590

Diversified Financial Services 7.8%
Bank of America Corp.	2,266,626	21,691,611
Citigroup, Inc.	413,676	15,119,858
JPMorgan Chase & Co.	1,055,241	48,519,981
Moody’s Corp.	121,140	5,099,994
NASDAQ OMX Group, Inc. (The)*	292,350	7,571,865
NYSE Euronext	153,700	4,612,537

		102,615,846

Diversified Telecommunication Services 1.7%
AT&T, Inc.	716,272	22,369,175

Electric Utilities 1.9%
American Electric Power Co., Inc.	276,273	10,658,612
Entergy Corp.	76,900	5,167,680
NV Energy, Inc.	90,100	1,452,412
PPL Corp.	281,963	7,968,275

		25,246,979

Electrical Equipment 0.3%
Cooper Industries PLC	39,790	2,544,571
Hubbell, Inc., Class B	21,190	1,665,110

		4,209,681

Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	153,750	2,164,800

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	183,600	7,700,184
Cameron International Corp.*	77,534	4,096,121
Halliburton Co.	548,012	18,188,518
Schlumberger Ltd.	47,730	3,337,759

		33,322,582

Food & Staples Retailing 1.4%
CVS Caremark Corp.	216,200	9,685,760
Walgreen Co.	255,196	8,546,514

		18,232,274

Food Products 2.2%
Archer-Daniels-Midland Co.	261,200	8,269,592
ConAgra Foods, Inc.	104,950	2,755,987
Corn Products International, Inc.	57,900	3,337,935
General Mills, Inc.	144,430	5,697,764
J.M. Smucker Co. (The)	68,134	5,543,382
Kraft Foods, Inc., Class A	82,230	3,125,562

		28,730,222

Gas Utilities 0.3%
UGI Corp.	121,600	3,313,600

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	55,750	3,332,735
Boston Scientific Corp.*	805,502	4,816,902
Medtronic, Inc.	250,700	9,824,933

		17,974,570

Health Care Providers & Services 2.6%
Brookdale Senior Living, Inc.*	126,500	2,368,080
Cigna Corp.	76,410	3,763,193
Humana, Inc.	27,250	2,520,080
McKesson Corp.	39,910	3,502,901
UnitedHealth Group, Inc.	241,045	14,207,192
Universal Health Services, Inc., Class B	179,100	7,506,081

		33,867,527

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	149,260	4,788,261
International Game Technology	101,010	1,695,958
MGM Resorts International*	374,174	5,096,250

		11,580,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Household Durables 0.7%
Newell Rubbermaid, Inc.	240,330	$4,280,277
NVR, Inc.*	1,700	1,234,761
PulteGroup, Inc.*	89,880	795,438
Toll Brothers, Inc.*	116,600	2,797,234

		9,107,710

Household Products 1.3%
Energizer Holdings, Inc.*	106,760	7,919,457
Procter & Gamble Co. (The)	126,906	8,529,352

		16,448,809

Industrial Conglomerates 2.8%
General Electric Co.	1,843,792	37,004,905

Information Technology Services 1.5%
Booz Allen Hamilton Holding Corp.(a)	337,700	5,751,031
Paychex, Inc.	162,500	5,035,875
Western Union Co. (The)	516,500	9,090,400

		19,877,306

Insurance 5.4%
Aon Corp.	64,440	3,161,426
Chubb Corp. (The)	61,990	4,284,129
Genworth Financial, Inc., Class A*	174,710	1,453,587
Hartford Financial Services Group, Inc.	262,767	5,539,128
Marsh & McLennan Cos., Inc.	141,740	4,647,655
MetLife, Inc.	308,326	11,515,976
Principal Financial Group, Inc.	141,900	4,187,469
Progressive Corp. (The)	111,400	2,582,252
Prudential Financial, Inc.	187,842	11,907,304
Reinsurance Group of America, Inc.	88,200	5,245,254
StanCorp Financial Group, Inc.	67,300	2,755,262
Travelers Cos., Inc. (The)	156,892	9,288,007
Unum Group	190,500	4,663,440

		71,230,889

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	64,200	2,857,542
Thermo Fisher Scientific, Inc.	146,548	8,262,376

		11,119,918

Machinery 1.2%
Caterpillar, Inc.	14,130	1,505,128
Eaton Corp.	103,970	5,180,825
PACCAR, Inc.	81,200	3,802,596
Pentair, Inc.	69,382	3,303,277
Stanley Black & Decker, Inc.	31,480	2,422,701

		16,214,527

Media 4.4%
CBS Corp. Non-Voting Shares, Class B	243,647	8,262,070
Comcast Corp., Class A	119,980	3,600,600
Liberty Global, Inc., Class A*	107,982	5,407,738
News Corp., Class A	359,830	7,085,052
Omnicom Group, Inc.	160,300	8,119,195
Time Warner, Inc.	145,380	5,488,095
Viacom, Inc., Class B	74,130	3,518,210
Walt Disney Co. (The)	382,810	16,759,422

		58,240,382

Multiline Retail 1.1%
Kohl’s Corp.	176,500	8,830,295
Macy’s, Inc.	56,700	2,252,691
Target Corp.	59,900	3,490,373

		14,573,359

Multi-Utilities 0.8%
PG&E Corp.	168,519	7,315,410
Xcel Energy, Inc.	129,586	3,430,141

		10,745,551

Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum Corp.	37,674	2,951,381
Apache Corp.	16,100	1,617,084
Chevron Corp.	59,469	6,377,456
Cobalt International Energy, Inc.*	241,100	7,240,233
ConocoPhillips	31,290	2,378,353
CONSOL Energy, Inc.	103,600	3,532,760
Devon Energy Corp.	154,586	10,994,156
EOG Resources, Inc.	57,186	6,353,365
Exxon Mobil Corp.	190,884	16,555,369
Newfield Exploration Co.*	158,375	5,492,445
Occidental Petroleum Corp.	175,619	16,724,197
Southwestern Energy Co.*	213,100	6,520,860
Valero Energy Corp.	138,260	3,562,960
Whiting Petroleum Corp.*	53,600	2,910,480

		93,211,099

Paper & Forest Products 0.2%
International Paper Co.	91,670	3,217,617

Personal Products 0.1%
Avon Products, Inc.	84,000	1,626,240

Pharmaceuticals 6.8%
Eli Lilly & Co.	35,080	1,412,672
Johnson & Johnson	277,619	18,311,749
Merck & Co., Inc.	781,806	30,021,350
Mylan, Inc.*	376,882	8,837,883
Pfizer, Inc.	1,386,105	31,409,139

		89,992,793

Real Estate Investment Trusts (REITs) 1.1%
Hatteras Financial Corp.	81,500	2,273,850
Simon Property Group, Inc.	41,911	6,105,595
Weyerhaeuser Co.	256,800	5,629,056

		14,008,501

Semiconductors & Semiconductor Equipment 1.4%
Altera Corp.	173,289	6,900,368
Lam Research Corp.*	101,463	4,527,279
Maxim Integrated Products, Inc.	179,047	5,118,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	71,290	$2,396,057

		18,942,658

Software 2.2%
Adobe Systems, Inc.*	207,122	7,106,356
Electronic Arts, Inc.*	188,760	3,110,765
Microsoft Corp.	392,648	12,662,898
Oracle Corp.	215,950	6,297,102

		29,177,121

Specialty Retail 2.5%
Home Depot, Inc. (The)	197,928	9,957,758
Lowe’s Cos., Inc.	468,912	14,714,458
Staples, Inc.	96,380	1,559,428
Williams-Sonoma, Inc.	188,608	7,069,028

		33,300,672

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	21,850	1,951,861

Tobacco 0.6%
Philip Morris International, Inc.	82,613	7,320,338

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.*	2,198,913	6,266,902

		1,194,606,777

Total Common Stocks (cost $1,168,182,938)		1,288,023,580

Exchange Traded Fund 0.2%

	Shares	Market Value
UNITED STATES 0.2%
iShares Russell 1000 Value Index Fund	35,834	2,510,888

Total Exchange Traded Fund (cost $2,430,156)		2,510,888

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (b)	27,102,757	27,102,757

Total Mutual Fund (cost $27,102,757)		27,102,757

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $3,246,277, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $3,311,201.(c)	$3,246,250	$3,246,250

Total Repurchase Agreement (cost $3,246,250)		3,246,250

Total Investments (cost $1,200,962,101) (d) — 100.3%		1,320,883,475
Liabilities in excess of other assets — (0.3)%		(3,960,095)

NET ASSETS — 100.0%		$1,316,923,380

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $3,159,065.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $3,246,250.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $1,214,080,153, tax unrealized appreciation and depreciation were $127,039,832 and $(20,236,510), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$33,263,575	$—	$—	$33,263,575
Air Freight & Logistics	8,213,427	3,432,260	—	11,645,687
Auto Components	5,030,502	—	—	5,030,502
Automobiles	11,035,810	—	—	11,035,810
Beverages	24,264,847	—	—	24,264,847
Biotechnology	14,225,239	—	—	14,225,239
Building Products	6,069,111	—	—	6,069,111
Capital Markets	52,912,714	—	—	52,912,714
Chemicals	26,826,809	4,447,106	—	31,273,915
Commercial Banks	68,466,421	—	—	68,466,421
Commercial Services & Supplies	1,518,385	—	—	1,518,385
Communications Equipment	57,089,561	—	—	57,089,561
Computers & Peripherals	12,838,848	—	—	12,838,848
Consumer Finance	11,907,577	—	—	11,907,577
Containers & Packaging	1,985,068	—	—	1,985,068
Diversified Consumer Services	5,317,590	—	—	5,317,590
Diversified Financial Services	102,615,846	—	—	102,615,846
Diversified Telecommunication Services	22,369,175	—	—	22,369,175
Electric Utilities	25,246,979	—	—	25,246,979
Electrical Equipment	4,209,681	—	—	4,209,681
Electronic Equipment, Instruments & Components	7,384,137	—	—	7,384,137
Energy Equipment & Services	40,227,089	—	—	40,227,089
Food & Staples Retailing	18,232,274	—	—	18,232,274
Food Products	28,730,222	4,167,621	—	32,897,843
Gas Utilities	3,313,600	—	—	3,313,600
Health Care Equipment & Supplies	21,862,318	—	—	21,862,318
Health Care Providers & Services	33,867,527	—	—	33,867,527
Hotels, Restaurants & Leisure	11,580,469	—	—	11,580,469
Household Durables	9,107,710	—	—	9,107,710
Household Products	16,448,809	—	—	16,448,809
Industrial Conglomerates	37,004,905	—	—	37,004,905
Information Technology Services	19,877,306	—	—	19,877,306
Insurance	89,213,440	4,954,683	—	94,168,123
Life Sciences Tools & Services	11,119,918	—	—	11,119,918
Machinery	16,214,527	—	—	16,214,527
Media	58,240,382	—	—	58,240,382
Multiline Retail	14,573,359	—	—	14,573,359
Multi-Utilities	10,745,551	—	—	10,745,551
Oil, Gas & Consumable Fuels	100,473,013	3,454,152	—	103,927,165
Paper & Forest Products	3,217,617	—	—	3,217,617
Personal Products	1,626,240	—	—	1,626,240
Pharmaceuticals	89,992,793	12,688,122	—	102,680,915
Real Estate Investment Trusts (REITs)	14,008,501	—	—	14,008,501
Semiconductors & Semiconductor Equipment	22,001,198	—	—	22,001,198
Software	29,177,121	—	—	29,177,121
Specialty Retail	33,300,672	—	—	33,300,672
Textiles, Apparel & Luxury Goods	1,951,861	—	—	1,951,861

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Tobacco	7,320,338	—	—	7,320,338
Water Utilities	—	2,392,672	—	2,392,672
Wireless Telecommunication Services	6,266,902	—	—	6,266,902

Total Common Stocks	$1,252,486,964	$35,536,616	$—	$1,288,023,580

Exchange Traded Fund	2,510,888	—	—	2,510,888
Mutual Funds	27,102,757	—	—	27,102,757
Repurchase Agreement	—	3,246,250	—	3,246,250

Total	$1,282,100,609	$38,782,866	$—	$1,320,883,475

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.7%

	Shares	Market Value
ARGENTINA 0.7%
Hotels, Restaurants & Leisure 0.1%
Arcos Dorados Holdings, Inc., Class A	75,000	$1,356,750

Internet Software & Services 0.6%
MercadoLibre, Inc.	52,000	5,085,080

		6,441,830

CANADA 0.1%
Machinery 0.1%
Westport Innovations, Inc.*	19,125	782,595

CHINA 0.3%
Internet Software & Services 0.3%
Baidu, Inc., ADR*	17,393	2,535,378

HONG KONG 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd.*	31,453	1,465,395

IRELAND 0.4%
Computers & Peripherals 0.2%
Seagate Technology PLC	44,101	1,188,522

Pharmaceuticals 0.2%
Elan Corp. PLC, ADR*	57,118	857,341
Shire PLC	37,368	1,195,641

		2,052,982

		3,241,504

ISRAEL 1.3%
Household Durables 0.2%
SodaStream International Ltd.*(a)	56,200	1,892,816

Semiconductors & Semiconductor Equipment 0.3%
EZchip Semiconductor Ltd.*	71,500	3,098,095

Software 0.8%
Check Point Software Technologies Ltd.*(a)	105,291	6,721,777

		11,712,688

NETHERLANDS 1.1%
Construction & Engineering 0.1%
Chicago Bridge & Iron Co. NV, NYRS	25,387	1,096,465

Electrical Equipment 0.4%
Sensata Technologies Holding NV*	100,000	3,348,000

Energy Equipment & Services 0.6%
Core Laboratories NV(a)	43,171	5,680,008

		10,124,473

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	16,641	1,317,967

SINGAPORE 1.3%
Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd.	303,294	11,819,367

UNITED KINGDOM 0.4%
Auto Components 0.1%
Delphi Automotive PLC*	19,301	609,912

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	266,737	2,516,528

		3,126,440

UNITED STATES 92.7%
Aerospace & Defense 3.4%
BE Aerospace, Inc.*	135,261	6,285,579
HEICO Corp.(a)	51,250	2,643,987
Precision Castparts Corp.	22,000	3,803,800
Spirit AeroSystems Holdings, Inc., Class A*	46,730	1,143,016
TransDigm Group, Inc.*	97,564	11,294,009
Triumph Group, Inc.	81,100	5,081,726

		30,252,117

Auto Components 1.5%
BorgWarner, Inc.*(a)	122,314	10,315,963
Gentex Corp.	122,900	3,011,050

		13,327,013

Automobiles 0.5%
Tesla Motors, Inc.*(a)	123,106	4,584,467

Beverages 1.5%
Beam, Inc.	30,000	1,757,100
Boston Beer Co., Inc. (The), Class A*(a)	41,005	4,378,924
Monster Beverage Corp.*	112,315	6,973,638

		13,109,662

Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	180,576	16,768,287
BioMarin Pharmaceutical, Inc.*	122,952	4,211,106
Cepheid, Inc.*	52,017	2,175,871
Cubist Pharmaceuticals, Inc.*	144,900	6,266,925
Threshold Pharmaceuticals, Inc.*(a)	109,740	965,712

		30,387,901

Building Products 0.3%
Fortune Brands Home & Security, Inc.*	118,624	2,618,032

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	106,955	11,958,639
Jefferies Group, Inc.	45,271	852,906
KKR & Co. LP	90,539	1,342,693
LPL Investment Holdings, Inc.*	17,625	668,692
Raymond James Financial, Inc.	56,000	2,045,680

		16,868,610

Chemicals 3.1%
Airgas, Inc.	197,442	17,566,415
Albemarle Corp.	25,612	1,637,119
Ashland, Inc.	50,000	3,053,000
Celanese Corp. Series A	15,882	733,431
FMC Corp.	14,700	1,556,142
Rockwood Holdings, Inc.*	15,434	804,883
Sigma-Aldrich Corp.	27,200	1,987,232

		27,338,222

Commercial Banks 0.2%
Comerica, Inc.	26,329	852,007
East West Bancorp, Inc.	36,957	853,337

		1,705,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Commercial Services & Supplies 1.1%
Clean Harbors, Inc.*	24,601	$1,656,385
Stericycle, Inc.*	93,984	7,860,822

		9,517,207

Communications Equipment 1.7%
F5 Networks, Inc.*	69,570	9,389,167
Finisar Corp.*	80,000	1,612,000
JDS Uniphase Corp.*	100,000	1,449,000
Ubiquiti Networks, Inc.*(a)	75,115	2,375,888

		14,826,055

Construction & Engineering 0.1%
Quanta Services, Inc.*	36,572	764,355

Consumer Finance 0.3%
Discover Financial Services	61,558	2,052,344
First Cash Financial Services, Inc.*	19,013	815,467

		2,867,811

Containers & Packaging 0.4%
Rock-Tenn Co., Class A	47,973	3,241,056

Diversified Financial Services 0.5%
IntercontinentalExchange, Inc.*	31,900	4,383,698

Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.*(a)	443,400	3,884,184

Electrical Equipment 1.2%
AMETEK, Inc.	105,000	5,093,550
Roper Industries, Inc.	55,000	5,453,800

		10,547,350

Electronic Equipment, Instruments & Components 2.2%
M/A-COM Technology Solutions Holdings, Inc.*	93,266	1,934,337
National Instruments Corp.	65,500	1,868,060
Trimble Navigation Ltd.*	268,126	14,591,417
Universal Display Corp.*(a)	40,000	1,461,200

		19,855,014

Energy Equipment & Services 3.2%
Atwood Oceanics, Inc.*	93,812	4,211,221
Cameron International Corp.*	31,500	1,664,145
CARBO Ceramics, Inc.(a)	15,000	1,581,750
GulfMark Offshore, Inc., Class A*	46,300	2,127,948
National Oilwell Varco, Inc.	50,212	3,990,348
Oceaneering International, Inc.	51,735	2,787,999
Oil States International, Inc.*	146,888	11,466,077

		27,829,488

Food & Staples Retailing 1.0%
PriceSmart, Inc.	30,000	2,184,300
Whole Foods Market, Inc.	82,563	6,869,242

		9,053,542

Food Products 1.3%
Hain Celestial Group, Inc. (The)*	100,700	4,411,667
Mead Johnson Nutrition Co.	84,514	6,970,715

		11,382,382

Gas Utilities 0.1%
ONEOK, Inc.	14,940	1,220,000

Health Care Equipment & Supplies 2.7%
Alere, Inc.*	116,522	3,030,737
Edwards Lifesciences Corp.*	57,017	4,146,847
Gen-Probe, Inc.*	41,700	2,769,297
HeartWare International, Inc.*(a)	29,000	1,905,010
Intuitive Surgical, Inc.*	6,500	3,521,375
MAKO Surgical Corp.*	27,296	1,150,526
Masimo Corp.*	60,000	1,402,800
NxStage Medical, Inc.*	132,500	2,553,275
Volcano Corp.*	106,500	3,019,275

		23,499,142

Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	75,700	3,003,776
Catalyst Health Solutions, Inc.*	89,266	5,688,922
Centene Corp.*	18,695	915,494
DaVita, Inc.*	35,000	3,155,950
HMS Holdings Corp.*	160,000	4,993,600
MEDNAX, Inc.*	60,000	4,462,200
Team Health Holdings, Inc.*	170,000	3,495,200

		25,715,142

Health Care Technology 2.0%
athenahealth, Inc.*(a)	45,700	3,387,284
Cerner Corp.*	91,349	6,957,140
SXC Health Solutions Corp.*	92,701	6,948,867

		17,293,291

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	21,343	997,785
Chipotle Mexican Grill, Inc.*	15,052	6,291,736
Domino’s Pizza, Inc.	20,138	731,009
Las Vegas Sands Corp.	22,466	1,293,368
Panera Bread Co., Class A*	7,751	1,247,291
Starwood Hotels & Resorts Worldwide, Inc.	36,900	2,081,529

		12,642,718

Household Durables 0.7%
Tempur-Pedic International, Inc.*	57,486	4,853,543
Toll Brothers, Inc.*	37,856	908,165

		5,761,708

Household Products 0.6%
Church & Dwight Co., Inc.	109,935	5,407,703

Information Technology Services 4.1%
Alliance Data Systems Corp.*	72,432	9,123,535
Cognizant Technology Solutions Corp., Class A*	66,092	5,085,779
Gartner, Inc.*	184,053	7,848,020
ServiceSource International, Inc.*	241,168	3,733,281
Teradata Corp.*	54,593	3,720,513
VeriFone Systems, Inc.*	130,000	6,743,100

		36,254,228

Internet & Catalog Retail 0.8%
HomeAway, Inc.*(a)	92,000	2,334,040
priceline.com, Inc.*	3,474	2,492,595
Shutterfly, Inc.*(a)	77,400	2,424,942

		7,251,577

Internet Software & Services 3.0%
Angie’s List, Inc.*(a)	118,960	2,247,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
DealerTrack Holdings, Inc.*	175,056	$5,297,195
Equinix, Inc.*	24,300	3,826,035
ExactTarget, Inc.*	15,920	413,920
Liquidity Services, Inc.*	93,500	4,188,800
LogMeIn, Inc.*(a)	99,185	3,494,288
Rackspace Hosting, Inc.*	116,261	6,718,723

		26,186,115

Life Sciences Tools & Services 0.9%
Bruker Corp.*	215,503	3,299,351
Mettler-Toledo International, Inc.*	8,537	1,577,211
Waters Corp.*	31,900	2,955,854

		7,832,416

Machinery 4.7%
Chart Industries, Inc.*	102,941	7,548,664
Colfax Corp.*	100,859	3,554,271
Cummins, Inc.	30,000	3,601,200
Donaldson Co., Inc.	127,400	4,552,002
Graco, Inc.	96,000	5,093,760
Joy Global, Inc.	51,623	3,794,290
Pall Corp.	77,213	4,604,211
Rexnord Corp.*	81,796	1,725,896
Terex Corp.*	39,091	879,547
Titan International, Inc.	31,204	737,975
Trinity Industries, Inc.	23,814	784,671
Wabtec Corp.	58,400	4,401,608

		41,278,095

Marine 0.7%
Kirby Corp.*	90,601	5,960,640

Media 1.0%
AMC Networks, Inc., Class A*	65,000	2,900,950
CBS Corp. Non-Voting Shares, Class B	84,698	2,872,109
Discovery Communications, Inc., Class A*	45,000	2,277,000
McGraw-Hill Cos., Inc. (The)	17,112	829,419

		8,879,478

Metals & Mining 0.3%
Carpenter Technology Corp.	20,557	1,073,692
Cliffs Natural Resources, Inc.	22,466	1,555,995

		2,629,687

Multiline Retail 1.4%
Dollar Tree, Inc.*	107,297	10,138,493
Nordstrom, Inc.	35,200	1,961,344

		12,099,837

Oil, Gas & Consumable Fuels 4.7%
Approach Resources, Inc.*	101,720	3,758,554
Cabot Oil & Gas Corp.	227,035	7,076,681
Concho Resources, Inc.*	74,039	7,557,901
Denbury Resources, Inc.*	132,500	2,415,475
Gulfport Energy Corp.*	71,800	2,090,816
Kodiak Oil & Gas Corp.*	469,299	4,674,218
Oasis Petroleum, Inc.*	55,000	1,695,650
Peabody Energy Corp.	20,803	602,455
Pioneer Natural Resources Co.	32,500	3,626,675
Plains Exploration & Production Co.*	64,500	2,750,925
SandRidge Energy, Inc.*	100,312	785,443
SM Energy Co.	63,255	4,476,556

		41,511,349

Pharmaceuticals 2.1%
Auxilium Pharmaceuticals, Inc.*	181,400	3,368,598
Impax Laboratories, Inc.*	154,000	3,785,320
Medicis Pharmaceutical Corp., Class A	45,000	1,691,550
Perrigo Co.	53,277	5,504,047
Questcor Pharmaceuticals, Inc.*	32,014	1,204,367
Salix Pharmaceuticals Ltd.*	65,000	3,412,500

		18,966,382

Professional Services 1.1%
Advisory Board Co. (The)*	22,500	1,993,950
Verisk Analytics, Inc., Class A*	172,455	8,100,211

		10,094,161

Real Estate Investment Trusts (REITs) 0.1%
Ventas, Inc.	14,204	811,048

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	240,641	4,803,194
Jones Lang LaSalle, Inc.	55,000	4,582,050

		9,385,244

Road & Rail 2.5%
Hertz Global Holdings, Inc.*	301,318	4,531,823
J.B. Hunt Transport Services, Inc.	85,900	4,670,383
Kansas City Southern*	177,324	12,712,357

		21,914,563

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	70,000	2,787,400
Cavium, Inc.*	102,500	3,171,350
Ceva, Inc.*	121,000	2,747,910
Cypress Semiconductor Corp.*	16,496	257,832
KLA-Tencor Corp.	17,074	929,167
LSI Corp.*	424,700	3,686,396
Microchip Technology, Inc.(a)	55,000	2,046,000
Xilinx, Inc.	55,716	2,029,734

		17,655,789

Software 7.7%
ANSYS, Inc.*	75,600	4,915,512
Ariba, Inc.*	80,000	2,616,800
Aspen Technology, Inc.*	260,400	5,346,012
Autodesk, Inc.*	109,600	4,638,272
BroadSoft, Inc.*(a)	176,300	6,743,475
Citrix Systems, Inc.*	88,123	6,953,786
CommVault Systems, Inc.*	3,480	172,747
Fortinet, Inc.*	212,606	5,878,556
Informatica Corp.*	70,000	3,703,000
MICROS Systems, Inc.*	70,000	3,870,300
NetSuite, Inc.*	37,069	1,864,200
QLIK Technologies, Inc.*	223,990	7,167,680
Red Hat, Inc.*	50,000	2,994,500
Salesforce.com, Inc.*	23,000	3,553,730
Solera Holdings, Inc.	30,000	1,376,700
Sourcefire, Inc.*	10,660	513,066
TIBCO Software, Inc.*	183,600	5,599,800

		67,908,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Specialty Retail 6.8%
Bed Bath & Beyond, Inc.*	76,000	$4,998,520
Dick’s Sporting Goods, Inc.	91,100	4,380,088
DSW, Inc., Class A	127,170	6,965,101
GNC Holdings, Inc., Class A	161,274	5,626,850
O’Reilly Automotive, Inc.*	85,554	7,815,358
PetSmart, Inc.	52,234	2,988,829
Ross Stores, Inc.	115,000	6,681,500
Tractor Supply Co.	73,307	6,638,682
Ulta Salon Cosmetics & Fragrance, Inc.	86,257	8,012,413
Urban Outfitters, Inc.*	65,500	1,906,705
Vitamin Shoppe, Inc.*	81,900	3,620,799

		59,634,845

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc.	54,600	4,219,488
Deckers Outdoor Corp.*(a)	49,100	3,095,755
Fossil, Inc.*	6,287	829,758
PVH Corp.	98,700	8,816,871
Under Armour, Inc., Class A*	35,800	3,365,200
Vera Bradley, Inc.*(a)	157,900	4,767,001
VF Corp.	6,066	885,515

		25,979,588

Trading Companies & Distributors 2.4%
Fastenal Co.(a)	172,858	9,351,618
MSC Industrial Direct Co., Inc., Class A	45,500	3,789,240
United Rentals, Inc.*	48,190	2,066,869
WESCO International, Inc.*	86,200	5,629,722

		20,837,449

Transportation Infrastructure 0.5%
Wesco Aircraft Holdings, Inc.*	268,266	4,345,909

Wireless Telecommunication Services 2.3%
Crown Castle International Corp.*	72,500	3,867,150
SBA Communications Corp., Class A*	317,061	16,109,869

		19,977,019

		817,276,769

Total Common Stocks (cost $674,425,067)		869,844,406

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (b)	14,227,187	14,227,187

Total Mutual Fund (cost $14,227,187)		14,227,187

Repurchase Agreements 5.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $25,371,837, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $25,879,260.(c)	$25,371,626	$25,371,626
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $25,000,354, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 14.00%, maturing 05/15/12 - 03/20/42; total market value $25,500,000.(c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $50,371,626)		50,371,626

Total Investments (cost $739,023,880) (d) — 106.0%		934,443,219
Liabilities in excess of other assets — (6.0)%		(52,732,135)

NET ASSETS — 100.0%		$881,711,084

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $53,600,331, which was collateralized by repurchase agreements with a value of $50,371,626 and $4,229,883 of collateral in the form of U.S. Government securities, interest rates ranging from 0.25% - 2.75% and maturity dates ranging from 06/30/12 - 07/15/19, a total value of $54,601,509.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $50,371,626.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $744,073,509, tax unrealized appreciation and depreciation were $204,142,329 and $(13,772,619), respectively.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

At March 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	4/30/12	(2,042,354)	$(3,244,382)	$(3,266,171)	$(21,789)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	4/30/12	122,277	$194,689	$195,547	$858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$30,252,117	$—	$—	$30,252,117
Airlines	1,317,967	—	—	1,317,967
Auto Components	13,936,925	—	—	13,936,925
Automobiles	4,584,467	—	—	4,584,467
Beverages	13,109,662	—	—	13,109,662
Biotechnology	30,387,901	—	—	30,387,901
Building Products	2,618,032	—	—	2,618,032
Capital Markets	16,868,610	—	—	16,868,610
Chemicals	27,338,222	—	—	27,338,222
Commercial Banks	1,705,344	—	—	1,705,344
Commercial Services & Supplies	9,517,207	—	—	9,517,207
Communications Equipment	14,826,055	—	—	14,826,055
Computers & Peripherals	1,188,522	—	—	1,188,522
Construction & Engineering	1,860,820	—	—	1,860,820
Consumer Finance	2,867,811	—	—	2,867,811
Containers & Packaging	3,241,056	—	—	3,241,056
Diversified Financial Services	4,383,698	—	—	4,383,698
Diversified Telecommunication Services	3,884,184	—	—	3,884,184
Electrical Equipment	13,895,350	—	—	13,895,350
Electronic Equipment, Instruments & Components	19,855,014	—	—	19,855,014
Energy Equipment & Services	33,509,496	—	—	33,509,496
Food & Staples Retailing	9,053,542	—	—	9,053,542
Food Products	11,382,382	—	—	11,382,382
Gas Utilities	1,220,000	—	—	1,220,000
Health Care Equipment & Supplies	23,499,142	—	—	23,499,142
Health Care Providers & Services	25,715,142	—	—	25,715,142
Health Care Technology	17,293,291	—	—	17,293,291
Hotels, Restaurants & Leisure	13,999,468	—	—	13,999,468
Household Durables	7,654,524	—	—	7,654,524
Household Products	5,407,703	—	—	5,407,703
Information Technology Services	36,254,228	—	—	36,254,228
Internet & Catalog Retail	7,251,577	—	—	7,251,577
Internet Software & Services	33,806,573	—	—	33,806,573
Life Sciences Tools & Services	7,832,416	—	—	7,832,416
Machinery	42,060,690	—	—	42,060,690
Marine	5,960,640	—	—	5,960,640
Media	8,879,478	—	—	8,879,478
Metals & Mining	2,629,687	—	—	2,629,687
Multiline Retail	12,099,837	—	—	12,099,837
Oil, Gas & Consumable Fuels	41,511,349	—	—	41,511,349
Pharmaceuticals	19,823,723	1,195,641	—	21,019,364
Professional Services	10,094,161	—	—	10,094,161
Real Estate Investment Trusts (REITs)	811,048	—	—	811,048
Real Estate Management & Development	9,385,244	—	—	9,385,244
Road & Rail	21,914,563	—	—	21,914,563
Semiconductors & Semiconductor Equipment	32,573,251	2,516,528	—	35,089,779
Software	74,629,913	—	—	74,629,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Specialty Retail	59,634,845	—	—	59,634,845
Textiles, Apparel & Luxury Goods	27,444,983	—	—	27,444,983
Trading Companies & Distributors	20,837,449	—	—	20,837,449
Transportation Infrastructure	4,345,909	—	—	4,345,909
Wireless Telecommunication Services	19,977,019	—	—	19,977,019

Total Common Stocks	$866,132,237	$3,712,169	$—	$869,844,406

Forward Foreign Currency Contract	—	858	—	858
Mutual Fund	14,227,187	—	—	14,227,187
Repurchase Agreements	—	50,371,626	—	50,371,626

Total Assets	$880,359,424	$54,084,653	$—	$934,444,077

Liabilities:
Forward Foreign Currency Contract	—	(21,789)	—	(21,789)

Total Liabilities	$—	$(21,789)	$—	$(21,789)

Total	$880,359,424	$54,062,864	$—	$934,422,288

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$858

Total		$858

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(21,789)

Total		$(21,789)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 1.4%
Embraer SA, ADR-BR	42,346	$1,354,225
Exelis, Inc.	154,216	1,930,784
General Dynamics Corp.	21,156	1,552,427
Huntington Ingalls Industries, Inc.*	20,206	813,089
L-3 Communications Holdings, Inc.	35,963	2,545,102
Northrop Grumman Corp.	60,811	3,714,336

		11,909,963

Airlines 0.8%
Delta Air Lines, Inc.*	101,205	1,002,941
Southwest Airlines Co.	435,203	3,586,073
United Continental Holdings, Inc.*	59,700	1,283,550
US Airways Group, Inc.*(a)	65,624	498,086

		6,370,650

Auto Components 1.1%
Lear Corp.	77,900	3,621,571
TRW Automotive Holdings Corp.*	61,147	2,840,278
Visteon Corp.*	42,529	2,254,037

		8,715,886

Automobiles 0.2%
Ford Motor Co.	133,969	1,673,273

Beverages 1.2%
Dr Pepper Snapple Group, Inc.	243,481	9,790,371

Building Products 0.3%
A.O. Smith Corp.	52,823	2,374,394

Capital Markets 2.4%
Charles Schwab Corp. (The)	248,145	3,565,844
Invesco Ltd.	163,098	4,349,824
Lazard Ltd., Class A	44,813	1,279,859
Northern Trust Corp.	196,182	9,308,836
State Street Corp.	30,981	1,409,635

		19,913,998

Chemicals 2.1%
Agrium, Inc.	6,640	573,497
CF Industries Holdings, Inc.	16,800	3,068,520
Eastman Chemical Co.	112,391	5,809,491
Minerals Technologies, Inc.	31,956	2,090,242
Olin Corp.	59,479	1,293,668
PPG Industries, Inc.	45,440	4,353,152

		17,188,570

Commercial Banks 5.7%
CIT Group, Inc.*	216,893	8,944,667
City National Corp.	34,338	1,801,715
Comerica, Inc.	232,478	7,522,988
Commerce Bancshares, Inc.	109,296	4,428,674
Cullen/Frost Bankers, Inc.	39,873	2,320,210
Fifth Third Bancorp	203,654	2,861,339
First Republic Bank*	187,900	6,189,426
Huntington Bancshares, Inc.	340,148	2,193,955
KeyCorp	46,061	391,518
M&T Bank Corp.	18,778	1,631,433
PNC Financial Services Group, Inc.	31,786	2,049,879
SunTrust Banks, Inc.	107,613	2,601,006
TCF Financial Corp.	87,520	1,040,613
Westamerica Bancorporation	56,018	2,688,864

		46,666,287

Commercial Services & Supplies 1.7%
Republic Services, Inc.	413,261	12,629,256
Waste Management, Inc.	50,515	1,766,005

		14,395,261

Communications Equipment 0.2%
Harris Corp.	22,596	1,018,628
Juniper Networks, Inc.*	39,173	896,278

		1,914,906

Computers & Peripherals 1.1%
Diebold, Inc.	45,332	1,746,188
SanDisk Corp.*	60,800	3,015,072
Western Digital Corp.*	103,512	4,284,362

		9,045,622

Construction & Engineering 1.1%
Chicago Bridge & Iron Co. NV,
NYRS-NL	54,836	2,368,367
EMCOR Group, Inc.	42,369	1,174,469
Jacobs Engineering Group, Inc.*	27,253	1,209,215
KBR, Inc.	42,665	1,516,741
URS Corp.	72,200	3,069,944

		9,338,736

Containers & Packaging 1.9%
Bemis Co., Inc.	268,904	8,682,910
Crown Holdings, Inc.*	151,100	5,565,013
Rock-Tenn Co., Class A	14,919	1,007,928

		15,255,851

Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A*	13,102	506,261
Capella Education Co.*(a)	13,238	475,906
Corinthian Colleges, Inc.*	76,567	316,987
DeVry, Inc.	111,057	3,761,501
H&R Block, Inc.	284,200	4,680,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
ITT Educational Services, Inc.*(a)	7,676	$507,691

		10,249,120

Diversified Financial Services 0.1%
PICO Holdings, Inc.*	26,737	626,983

Diversified Telecommunication Services 1.6%
CenturyLink, Inc.	148,166	5,726,616
tw telecom, inc.*	110,171	2,441,389
Windstream Corp.	404,400	4,735,524

		12,903,529

Electric Utilities 3.6%
Empire District Electric Co. (The)	167,239	3,403,314
Entergy Corp.	27,111	1,821,859
Great Plains Energy, Inc.	254,152	5,151,661
IDACORP, Inc.	32,785	1,348,119
Northeast Utilities	63,407	2,353,668
NV Energy, Inc.	337,682	5,443,434
Pepco Holdings, Inc.	64,609	1,220,464
Pinnacle West Capital Corp.	43,483	2,082,836
Portland General Electric Co.	87,053	2,174,584
Westar Energy, Inc.	160,724	4,489,021

		29,488,960

Electrical Equipment 1.7%
Brady Corp., Class A	35,247	1,140,240
Cooper Industries PLC	113,457	7,255,575
Emerson Electric Co.	32,088	1,674,352
Hubbell, Inc., Class B	14,858	1,167,542
Rockwell Automation, Inc.	31,315	2,495,806

		13,733,515

Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	43,536	2,602,147
Avnet, Inc.*	72,857	2,651,266
Molex, Inc., Class A	76,690	1,798,381
TE Connectivity Ltd.	55,819	2,051,348

		9,103,142

Energy Equipment & Services 0.9%
C&J Energy Services, Inc.*(a)	41,746	742,661
McDermott International, Inc.*	52,184	668,477
Nabors Industries Ltd.*	114,468	2,002,045
Noble Corp.*	86,293	3,233,399
Patterson-UTI Energy, Inc.	63,400	1,096,186

		7,742,768

Food & Staples Retailing 0.6%
Sysco Corp.	157,621	4,706,563

Food Products 2.9%
Campbell Soup Co.	56,775	1,921,834
Dean Foods Co.*	99,554	1,205,599
General Mills, Inc.	56,042	2,210,857
H.J. Heinz Co.	34,047	1,823,217
Kellogg Co.	50,013	2,682,197
Post Holdings, Inc.*	44,110	1,452,542
Ralcorp Holdings, Inc.*	124,436	9,219,463
Sara Lee Corp.	145,848	3,140,108

		23,655,817

Gas Utilities 0.4%
AGL Resources, Inc.	70,484	2,764,382
Questar Corp.	42,354	815,738

		3,580,120

Health Care Equipment & Supplies 3.9%
Becton, Dickinson and Co.	46,482	3,609,327
Boston Scientific Corp.*	416,425	2,490,221
CareFusion Corp.*	229,264	5,944,816
Hologic, Inc.*	102,063	2,199,458
STERIS Corp.	61,513	1,945,041
Stryker Corp.	33,733	1,871,507
Teleflex, Inc.	41,955	2,565,548
Zimmer Holdings, Inc.	173,306	11,140,110

		31,766,028

Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	161,700	6,416,256
Cigna Corp.	117,857	5,804,457
Humana, Inc.	42,528	3,932,990
LifePoint Hospitals, Inc.*	104,935	4,138,636
MEDNAX, Inc.*	51,600	3,837,492
Patterson Cos., Inc.	114,978	3,840,265
Quest Diagnostics, Inc.	19,800	1,210,770

		29,180,866

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	52,682	1,690,038
CEC Entertainment, Inc.	84,036	3,185,805
International Game Technology	96,682	1,623,291
International Speedway Corp., Class A	44,049	1,222,360
Penn National Gaming, Inc.*	67,495	2,900,935
Royal Caribbean Cruises Ltd.	46,837	1,378,413
Speedway Motorsports, Inc.	44,088	823,564

		12,824,406

Household Durables 0.4%
D.R. Horton, Inc.	33,620	510,015
Lennar Corp., Class A	21,828	593,285
Whirlpool Corp.	33,837	2,600,712

		3,704,012

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 0.9%
Clorox Co. (The)	34,113	$2,345,269
Kimberly-Clark Corp.	63,260	4,674,281

		7,019,550

Independent Power Producers & Energy Traders 0.5%
NRG Energy, Inc.*	256,000	4,011,520

Industrial Conglomerates 1.1%
Koninklijke Philips Electronics NV	218,135	4,427,263
Tyco International Ltd.	84,407	4,741,985

		9,169,248

Information Technology Services 2.9%
Amdocs Ltd.*	240,453	7,593,505
Booz Allen Hamilton Holding Corp.	82,163	1,399,236
Fidelity National Information Services, Inc.	126,041	4,174,478
FleetCor Technologies, Inc.*	79,300	3,074,461
Global Payments, Inc. (b)	72,000	3,417,840
Western Union Co. (The)	231,900	4,081,440

		23,740,960

Insurance 9.3%
ACE Ltd.	24,754	1,811,993
Allstate Corp. (The)	265,549	8,741,873
Aon Corp.	208,877	10,247,506
Arch Capital Group Ltd.*	114,200	4,252,808
Assurant, Inc.	62,521	2,532,100
Axis Capital Holdings Ltd.	44,008	1,459,745
Everest Re Group Ltd.	27,492	2,543,560
Fidelity National Financial, Inc., Class A	102,900	1,855,287
HCC Insurance Holdings, Inc.	254,505	7,932,921
Lincoln National Corp.	124,957	3,293,866
Marsh & McLennan Cos., Inc.	136,647	4,480,655
PartnerRe Ltd.	65,329	4,435,186
Progressive Corp. (The)	183,500	4,253,530
Symetra Financial Corp.	108,710	1,253,426
Torchmark Corp.	20,136	1,003,780
Travelers Cos., Inc. (The)	63,471	3,757,483
Unum Group	117,231	2,869,815
Validus Holdings Ltd.	48,989	1,516,210
Willis Group Holdings PLC	118,356	4,140,093
XL Group PLC	187,550	4,067,959

		76,449,796

Internet & Catalog Retail 0.6%
Liberty Interactive Corp., Series A*	249,487	4,762,707

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	32,311	1,186,460

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	94,303	4,197,427
Life Technologies Corp.*	15,482	755,831

		4,953,258

Machinery 2.5%
AGCO Corp.*	43,709	2,063,502
Eaton Corp.	81,349	4,053,621
Ingersoll-Rand PLC	27,498	1,137,042
ITT Corp.	91,995	2,110,365
Kaydon Corp.	107,427	2,740,463
Navistar International Corp.*	51,438	2,080,667
Oshkosh Corp.*	69,333	1,606,446
Parker Hannifin Corp.	32,465	2,744,916
Snap-on, Inc.	22,743	1,386,641
Stanley Black & Decker, Inc.	7,685	591,437

		20,515,100

Media 2.6%
DISH Network Corp., Class A	155,429	5,118,277
Liberty Media Corp.—Liberty Capital, Class A, Series A*	48,544	4,279,154
National CineMedia, Inc.	88,660	1,356,498
Omnicom Group, Inc.	18,679	946,091
Regal Entertainment Group, Class A(a)	81,410	1,107,176
Scripps Networks Interactive, Inc., Class A	61,300	2,984,697
Time Warner Cable, Inc.	20,903	1,703,594
Valassis Communications, Inc.*(a)	77,858	1,790,734
Virgin Media, Inc.	77,745	1,942,070

		21,228,291

Metals & Mining 0.9%
Allegheny Technologies, Inc.	32,495	1,337,819
Freeport-McMoRan Copper & Gold, Inc.	14,400	547,776
Newmont Mining Corp.	62,351	3,196,736
Nucor Corp.	47,282	2,030,762

		7,113,093

Multiline Retail 0.7%
Macy’s, Inc.	88,609	3,520,436
Target Corp.	41,102	2,395,013

		5,915,449

Multi-Utilities 6.5%
Alliant Energy Corp.	134,000	5,804,880
Ameren Corp.	31,615	1,030,017
CenterPoint Energy, Inc.	377,285	7,440,060
CMS Energy Corp.	283,800	6,243,600
Consolidated Edison, Inc.	26,857	1,568,986
DTE Energy Co.	52,055	2,864,587
OGE Energy Corp.	45,400	2,428,900
PG&E Corp.	131,518	5,709,196
Sempra Energy	41,316	2,477,307
Wisconsin Energy Corp.	246,017	8,654,878
Xcel Energy, Inc.	352,412	9,328,346

		53,550,757

Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	12,049	1,210,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Multi—Utilities (continued)
Devon Energy Corp.	11,405	$811,124
El Paso Corp.	64,564	1,907,866
Enbridge, Inc.	140,479	5,457,609
EQT Corp.	41,116	1,982,202
Imperial Oil Ltd.	130,931	5,948,963
Murphy Oil Corp.	77,236	4,346,070
Peabody Energy Corp.	48,103	1,393,063
Pioneer Natural Resources Co.	10,790	1,204,056
QEP Resources, Inc.	50,336	1,535,248
SM Energy Co.	12,823	907,484
Southwestern Energy Co.*	62,254	1,904,972
Sunoco, Inc.	89,100	3,399,165
Ultra Petroleum Corp.*	198,659	4,495,653
Valero Energy Corp.	43,300	1,115,841
Whiting Petroleum Corp.*	56,591	3,072,891
Williams Cos., Inc. (The)	106,800	3,290,508

		43,982,917

Paper & Forest Products 0.6%
Domtar Corp.	20,094	1,916,566
MeadWestvaco Corp.	97,200	3,070,548

		4,987,114

Pharmaceuticals 2.6%
Eli Lilly & Co.	17,335	698,080
Endo Pharmaceuticals Holdings, Inc.*	101,052	3,913,744
Forest Laboratories, Inc.*	128,800	4,468,072
Hospira, Inc.*	33,959	1,269,727
Mylan, Inc.*	271,756	6,372,678
Salix Pharmaceuticals Ltd.*	35,000	1,837,500
Watson Pharmaceuticals, Inc.*	44,898	3,010,860

		21,570,661

Professional Services 1.1%
Dun & Bradstreet Corp. (The)	43,000	3,643,390
Towers Watson & Co., Class A	75,900	5,014,713

		8,658,103

Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	34,732	2,188,811
Annaly Capital Management, Inc.	369,000	5,837,580
Boston Properties, Inc.	4,981	522,955
Digital Realty Trust, Inc.	7,442	550,485
Douglas Emmett, Inc.	23,897	545,090
Equity Lifestyle Properties, Inc.	7,972	555,967
Equity Residential	17,080	1,069,550
Government Properties Income Trust	44,990	1,084,709
Hospitality Properties Trust	20,887	552,879
Piedmont Office Realty Trust, Inc., Class A	218,576	3,879,724
Rayonier, Inc.	42,073	1,854,999
Taubman Centers, Inc.	7,561	551,575
Weyerhaeuser Co.	80,621	1,767,212

		20,961,536

Road & Rail 1.4%
Con-way, Inc.	25,593	834,588
Heartland Express, Inc.	123,564	1,786,735
J.B. Hunt Transport Services, Inc.(a)	61,030	3,318,201
Kansas City Southern*	58,372	4,184,689
Werner Enterprises, Inc.	50,598	1,257,866

		11,382,079

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	188,562	1,512,267
Applied Materials, Inc.	402,228	5,003,716
KLA-Tencor Corp.	66,900	3,640,698
Lam Research Corp.*	81,100	3,618,682
LSI Corp.*	408,142	3,542,673
Microchip Technology, Inc.(a)	82,458	3,067,438
Micron Technology, Inc.*	213,000	1,725,300
ON Semiconductor Corp.*	80,328	723,755
Teradyne, Inc.*	319,700	5,399,733

		28,234,262

Software 1.3%
Activision Blizzard, Inc.	419,500	5,377,990
Symantec Corp.*	263,300	4,923,710

		10,301,700

Specialty Retail 2.0%
Aeropostale, Inc.*	194,795	4,211,468
Bed Bath & Beyond, Inc.*	19,100	1,256,207
GameStop Corp., Class A(a)	127,428	2,783,028
Lowe’s Cos., Inc.	137,934	4,328,369
Staples, Inc.	254,585	4,119,185

		16,698,257

Thrifts & Mortgage Finance 1.2%
Capitol Federal Financial, Inc.	252,644	2,996,358
Hudson City Bancorp, Inc.	461,229	3,371,584
People’s United Financial, Inc.	280,747	3,717,090

		10,085,032

Tobacco 0.8%
Lorillard, Inc.	52,222	6,761,705

Water Utilities 0.4%
American Water Works Co., Inc.	88,900	3,025,267

Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	93,709	3,720,363

Total Common Stocks (cost $731,142,296)		797,804,782

Exchange Traded Fund 1.2%
Equity 1.2%
iShares Russell Midcap Value Index Fund	201,230	9,685,200

Total Exchange Traded Fund (cost $8,801,717)		9,685,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund-Institutional Class, 0.26% (c)	15,086,905	15,086,905

Total Mutual Fund (cost $15,086,905)		15,086,905

Repurchase Agreement 1.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $13,404,000, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.50%,maturing 01/15/19—03/20/42; total market value $13,672,072. (d)	$13,403,888	$13,403,888

Total Repurchase Agreement (cost $13,403,888)		13,403,888

Total Investments (cost $768,434,806) (e) —101.6%		835,980,775
Liabilities in excess of other assets — (1.6%)		(12,776,687)

NET ASSETS — 100.0%		$823,204,088

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $12,993,089.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $13,403,888.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $786,368,256, tax unrealized appreciation and depreciation were $65,489,665 and $(15,877,146), respectively.

ADR	American Depositary Receipt
BR	Brazil
LLC	Limited Liability Company
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At March 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	4/30/12	(8,093,844)	$(8,116,977)	$(8,110,221)	$6,756
Euro	UBS AG	4/30/12	(2,852,606)	(3,795,706)	(3,804,968)	(9,262)

Total Short Contracts				$(11,912,683)	$(11,915,189)	$(2,506)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,909,963	$—	$—	$11,909,963
Airlines	6,370,650	—	—	6,370,650
Auto Components	8,715,886	—	—	8,715,886
Automobiles	1,673,273	—	—	1,673,273
Beverages	9,790,371	—	—	9,790,371
Building Products	2,374,394	—	—	2,374,394
Capital Markets	19,913,998	—	—	19,913,998
Chemicals	17,188,570	—	—	17,188,570
Commercial Banks	46,666,287	—	—	46,666,287
Commercial Services & Supplies	14,395,261	—	—	14,395,261
Communications Equipment	1,914,906	—	—	1,914,906
Computers & Peripherals	9,045,622	—	—	9,045,622
Construction & Engineering	9,338,736	—	—	9,338,736
Containers & Packaging	15,255,851	—	—	15,255,851
Diversified Consumer Services	10,249,120	—	—	10,249,120
Diversified Financial Services	626,983	—	—	626,983
Diversified Telecommunication Services	12,903,529	—	—	12,903,529
Electric Utilities	29,488,960	—	—	29,488,960
Electrical Equipment	13,733,515	—	—	13,733,515
Electronic Equipment, Instruments & Components	9,103,142	—	—	9,103,142
Energy Equipment & Services	7,742,768	—	—	7,742,768
Food & Staples Retailing	4,706,563	—	—	4,706,563
Food Products	23,655,817	—	—	23,655,817
Gas Utilities	3,580,120	—	—	3,580,120
Health Care Equipment & Supplies	31,766,028	—	—	31,766,028
Health Care Providers & Services	29,180,866	—	—	29,180,866
Hotels, Restaurants & Leisure	12,824,406	—	—	12,824,406
Household Durables	3,704,012	—	—	3,704,012
Household Products	7,019,550	—	—	7,019,550
Independent Power Producers & Energy Traders	4,011,520	—	—	4,011,520
Industrial Conglomerates	4,741,985	4,427,263	—	9,169,248
Information Technology Services	20,323,120	3,417,840	—	23,740,960
Insurance	76,449,796	—	—	76,449,796
Internet & Catalog Retail	4,762,707	—	—	4,762,707
Leisure Equipment & Products	1,186,460	—	—	1,186,460
Life Sciences Tools & Services	4,953,258	—	—	4,953,258
Machinery	20,515,100	—	—	20,515,100
Media	21,228,291	—	—	21,228,291
Metals & Mining	7,113,093	—	—	7,113,093

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Multiline Retail	$5,915,449	$—	$—	$5,915,449
Multi-Utilities	53,550,757	—	—	53,550,757
Oil, Gas & Consumable Fuels	43,982,917	—	—	43,982,917
Paper & Forest Products	4,987,114	—	—	4,987,114
Pharmaceuticals	21,570,661	—	—	21,570,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Professional Services	8,658,103	—	—	8,658,103
Real Estate Investment Trusts (REITs)	20,961,536	—	—	20,961,536
Road & Rail	11,382,079	—	—	11,382,079
Semiconductors & Semiconductor Equipment	28,234,262	—	—	28,234,262
Software	10,301,700	—	—	10,301,700
Specialty Retail	16,698,257	—	—	16,698,257
Thrifts & Mortgage Finance	10,085,032	—	—	10,085,032
Tobacco	6,761,705	—	—	6,761,705
Water Utilities	3,025,267	—	—	3,025,267
Wireless Telecommunication Services	3,720,363	—	—	3,720,363

Total Common Stocks	$789,959,679	$7,845,103	$—	$797,804,782

Exchange Traded Fund	9,685,200	—	—	9,685,200
Forward Foreign Currency Contract	—	6,756	—	6,756
Mutual Fund	15,086,905	—	—	15,086,905
Repurchase Agreement	—	13,403,888	—	13,403,888

Total Assets	$814,731,784	$21,255,747	$—	$835,987,531

Liabilities:
Forward Foreign Currency Contract	—	(9,262)	—	(9,262)

Total Liabilities	$—	$(9,262)	$—	$(9,262)

Total	$814,731,784	$21,246,485	$—	$835,978,269

(a)	Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 1 investment that transferred between levels during the fiscal period was a common stock, Global Payments, Inc., valued at $3,373,456 as of December 31, 2011, which was transferred from Level 1 to Level 2. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor. This common stock investment is currently being fair valued daily by the Fund under procedures approved by the Trust’s Board of Trustees. As of March 31, 2012, this investment was valued at $3,417,840.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$6,756

Total		$6,756

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(9,262)

Total		$(9,262)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.8%

	Shares	Market Value
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	21,000	$975,870
Hexcel Corp.*	29,520	708,775
TransDigm Group, Inc.*	3,410	394,742

		2,079,387

Auto Components 0.2%
Tenneco, Inc.*	9,830	365,184

Beverages 1.3%
Boston Beer Co., Inc. (The), Class A*(a)	23,100	2,466,849

Biotechnology 1.3%
ARIAD Pharmaceuticals, Inc.*	14,030	223,779
Cepheid, Inc.*	18,800	786,404
Cubist Pharmaceuticals, Inc.*	19,430	840,347
Incyte Corp., Ltd.*	19,880	383,684
Medivation, Inc.*	2,730	203,986

		2,438,200

Capital Markets 1.9%
Cohen & Steers, Inc.	14,480	461,912
Greenhill & Co., Inc.(a)	64,500	2,814,780
WisdomTree Investments, Inc.*	53,290	446,037

		3,722,729

Chemicals 0.4%
Cytec Industries, Inc.	6,330	384,801
H.B. Fuller Co.	12,300	403,809

		788,610

Commercial Banks 1.2%
PrivateBancorp, Inc.	53,190	806,892
Signature Bank*	10,700	674,528
Texas Capital Bancshares, Inc.*	21,650	749,523

		2,230,943

Commercial Services & Supplies 5.6%
Clean Harbors, Inc.*	14,730	991,771
Mobile Mini, Inc.*	89,700	1,894,464
Portfolio Recovery Associates, Inc.*	68,100	4,884,132
Waste Connections, Inc.	91,100	2,963,483

		10,733,850

Communications Equipment 2.2%
Acme Packet, Inc.*	37,700	1,037,504
Aruba Networks, Inc.*	33,280	741,478
Finisar Corp.*(a)	100,400	2,023,060
Procera Networks, Inc.*	22,890	511,821

		4,313,863

Computers & Peripherals 1.6%
Stratasys, Inc.*	85,600	3,126,112

Construction Material 0.3%
Eagle Materials, Inc.	16,050	557,737

Distributors 1.0%
LKQ Corp.*	61,288	1,910,347

Diversified Consumer Services 0.2%
Sotheby’s	10,120	398,121

Diversified Financial Services 0.2%
MarketAxess Holdings, Inc.	12,070	450,090

Electrical Equipment 3.3%
Acuity Brands, Inc.	69,400	4,360,402
GrafTech International Ltd.*	128,900	1,539,066
Polypore International, Inc.*	11,030	387,815

		6,287,283

Electronic Equipment, Instruments & Components 2.5%
FARO Technologies, Inc.*	51,760	3,019,161
IPG Photonics Corp.*	11,790	613,669
OSI Systems, Inc.*	19,210	1,177,573

		4,810,403

Energy Equipment & Services 6.3%
Atwood Oceanics, Inc.*	14,980	672,452
CARBO Ceramics, Inc.(a)	19,000	2,003,550
Core Laboratories NV(a)	25,120	3,305,039
Dril-Quip, Inc.*	82,100	5,338,142
Hornbeck Offshore Services, Inc.*	9,470	398,024
Lufkin Industries, Inc.	4,740	382,281

		12,099,488

Food & Staples Retailing 0.3%
Fresh Market, Inc. (The)*	13,770	660,271

Food Products 0.1%
Annie’s, Inc.*	3,610	125,772

Health Care Equipment & Supplies 8.2%
Cooper Cos., Inc. (The)	7,130	582,592
Cyberonics, Inc.*	100,400	3,828,252
DexCom, Inc.*	224,100	2,337,363
Endologix, Inc.*	27,310	400,092
Gen-Probe, Inc.*	9,820	652,146
Neogen Corp.*	23,500	918,145
NxStage Medical, Inc.*	24,380	469,803
Orthofix International NV*	13,810	518,980
Sirona Dental Systems, Inc.*	13,880	715,375
Volcano Corp.*	130,400	3,696,840
Zoll Medical Corp.*	18,600	1,722,918

		15,842,506

Health Care Providers & Services 1.5%
Catalyst Health Solutions, Inc.*	14,980	954,676
HMS Holdings Corp.*	29,230	912,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
MWI Veterinary Supply, Inc.*	7,770	$683,760
WellCare Health Plans, Inc.*	5,590	401,809

		2,952,513

Health Care Technology 0.9%
athenahealth, Inc.*	6,090	451,391
Greenway Medical Technologies, Inc.*	9,740	148,827
SXC Health Solutions Corp.*	14,570	1,092,167

		1,692,385

Hotels, Restaurants & Leisure 4.9%
BJ’s Restaurants, Inc.*	21,980	1,106,693
Buffalo Wild Wings, Inc.*	6,330	574,068
Domino’s Pizza, Inc.	21,230	770,649
Life Time Fitness, Inc.*	42,200	2,134,054
Panera Bread Co., Class A*	20,670	3,326,216
Peet’s Coffee & Tea, Inc.*	12,660	933,042
Shuffle Master, Inc.*	33,880	596,288

		9,441,010

Household Durables 2.7%
Standard Pacific Corp.*	86,390	385,299
Tempur-Pedic International, Inc.*	56,600	4,778,738

		5,164,037

Information Technology Services 2.1%
Cardtronics, Inc.*	25,390	666,488
Sapient Corp.	187,900	2,339,355
ServiceSource International, Inc.*	65,880	1,019,822

		4,025,665

Insurance 0.5%
ProAssurance Corp.	11,570	1,019,433

Internet & Catalog Retail 0.0%†
CafePress, Inc.*	4,520	86,558

Internet Software & Services 3.5%
Bankrate, Inc.*	26,760	662,310
Bazaarvoice, Inc.*	2,400	47,688
Cornerstone OnDemand, Inc.*	26,780	584,875
Demandware, Inc.*	2,250	67,050
Dice Holdings, Inc.*	154,600	1,442,418
ExactTarget, Inc.*	3,440	89,440
Liquidity Services, Inc.*	22,440	1,005,312
LogMeIn, Inc.*(a)	81,900	2,885,337
Millennial Media, Inc.*	2,260	53,110

		6,837,540

Machinery 6.5%
Chart Industries, Inc.*	15,030	1,102,150
Colfax Corp.*	17,570	619,167
Gardner Denver, Inc.	46,000	2,898,920
Proto Labs, Inc.*	3,610	123,065
Robbins & Myers, Inc.	11,710	609,505
Wabtec Corp.	82,830	6,242,897
Westport Innovations, Inc.*	12,130	496,360
Woodward, Inc.	10,780	461,707

		12,553,771

Metals & Mining 0.7%
Allied Nevada Gold Corp.*	12,260	398,818
AuRico Gold, Inc.*	24,530	217,581
Carpenter Technology Corp.	12,590	657,576

		1,273,975

Oil, Gas & Consumable Fuels 0.6%
Energy XXI (Bermuda) Ltd.*	15,970	576,676
Kodiak Oil & Gas Corp.*	58,280	580,469

		1,157,145

Personal Products 1.0%
Elizabeth Arden, Inc.*	26,720	934,666
Nu Skin Enterprises, Inc., Class A	18,920	1,095,657

		2,030,323

Pharmaceuticals 1.4%
Jazz Pharmaceuticals PLC*	12,460	603,936
Questcor Pharmaceuticals, Inc.*(a)	44,500	1,674,090
Salix Pharmaceuticals Ltd.*	6,990	366,975

		2,645,001

Professional Services 1.3%
Acacia Research Corp.*	27,230	1,136,580
Advisory Board Co. (The)*	11,040	978,365
On Assignment, Inc.*	22,310	389,756

		2,504,701

Road & Rail 0.5%
J.B. Hunt Transport Services, Inc.	17,350	943,319

Semiconductors & Semiconductor Equipment 3.0%
Cirrus Logic, Inc.*	26,720	635,936
Hittite Microwave Corp.*	30,700	1,667,317
Mellanox Technologies Ltd.*	18,970	793,515
Monolithic Power Systems, Inc.*	35,950	707,136
Semtech Corp.*	21,000	597,660
Teradyne, Inc.*	42,830	723,399
Volterra Semiconductor Corp.*	21,670	745,773

		5,870,736

Software 14.7%
Ariba, Inc.*	31,010	1,014,337
Aspen Technology, Inc.*	57,350	1,177,396
BroadSoft, Inc.*(a)	92,360	3,532,770
CommVault Systems, Inc.*	21,910	1,087,612
FactSet Research Systems, Inc.	32,775	3,246,036
Fortinet, Inc.*	34,770	961,390
Guidewire Software, Inc.*	2,880	88,646
Imperva, Inc.*	7,900	309,285
Jive Software, Inc.*	5,080	137,973
MICROS Systems, Inc.*	94,050	5,200,024
NetSuite, Inc.*	25,540	1,284,407
QLIK Technologies, Inc.*	10,400	332,800
Solera Holdings, Inc.	31,400	1,440,946
Sourcefire, Inc.*	17,550	844,681
Synchronoss Technologies, Inc.*(a)	43,380	1,384,690
Tangoe, Inc.*	20,560	386,734
TIBCO Software, Inc.*	30,430	928,115
Tyler Technologies, Inc.*	27,400	1,052,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Ultimate Software Group, Inc.*	54,470	$3,991,562

		28,401,838

Specialty Retail 4.6%
Asbury Automotive Group, Inc.*	24,420	659,340
Genesco, Inc.*	12,170	871,980
Hibbett Sports, Inc.*	10,840	591,322
Mattress Firm Holding Corp.*	18,920	717,068
Sally Beauty Holdings, Inc.*	53,440	1,325,312
Ulta Salon Cosmetics & Fragrance, Inc.	13,760	1,278,166
Vitamin Shoppe, Inc.*	26,560	1,174,218
Zumiez, Inc.*	65,470	2,364,122

		8,981,528

Textiles, Apparel & Luxury Goods 6.6%
Columbia Sportswear Co.	27,300	1,295,385
Steven Madden Ltd.*	29,150	1,246,163
Under Armour, Inc., Class A*(a)	59,930	5,633,420
Vera Bradley, Inc.*(a)	52,100	1,572,899
Warnaco Group, Inc. (The)*	49,800	2,908,320

		12,656,187

Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	6,970	286,676
Beacon Roofing Supply, Inc.*	35,780	921,693
H&E Equipment Services, Inc.*	28,640	541,869
TAL International Group, Inc.	15,710	576,714
United Rentals, Inc.*	17,630	756,151

		3,083,103

Total Common Stocks (cost $163,938,061)		188,728,513

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund—Institutional Class, 0.26% (b)	4,693,064	$4,693,064

Total Mutual Fund (cost $4,693,064)		4,693,064

Repurchase Agreement 10.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $19,515,676, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.50%, maturing 01/15/19—03/20/42; total market value $19,905,979. (c)	$19,515,514	19,515,514

Total Repurchase Agreement (cost $19,515,514)		19,515,514

Total Investments (cost $188,146,639) (d)—110.3%		212,937,091
Liabilities in excess of other assets—(10.3%)		(19,823,251)

NET ASSETS—100.0%		$193,113,840

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $19,203,909.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $19,515,514.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $189,695,376, tax unrealized appreciation and depreciation were $28,851,930 and $(5,610,215), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

	XXXXX	XXXXX	XXXXX	XXXXX
Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$188,728,513	$—	$—	$188,728,513
Mutual Fund	4,693,064	—	—	4,693,064
Repurchase Agreement	—	19,515,514	—	19,515,514

Total	$193,421,577	$19,515,514	$—	$212,937,091

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 2.8%
Ceradyne, Inc.	9,300	$302,808
Curtiss-Wright Corp.	58,250	2,155,832
Ducommun, Inc.*	20,400	242,760
Esterline Technologies Corp.*	33,650	2,404,629
Hexcel Corp.*	81,390	1,954,174
Kratos Defense & Security Solutions, Inc.*	35,800	191,172
LMI Aerospace, Inc.*	49,500	900,900
Moog, Inc., Class A*	3,975	170,488
Triumph Group, Inc.	50,400	3,158,064

		11,480,827

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	41,700	2,052,057
Pacer International, Inc.*	39,100	247,112

		2,299,169

Airlines 1.3%
Alaska Air Group, Inc.*	57,000	2,041,740
JetBlue Airways Corp.*	132,200	646,458
Republic Airways Holdings, Inc.*	133,300	658,502
Spirit Airlines, Inc.*	15,400	309,078
US Airways Group, Inc.*	205,900	1,562,781

		5,218,559

Auto Components 0.9%
Dana Holding Corp.	114,600	1,776,300
Federal-Mogul Corp.*	83,700	1,440,477
Superior Industries International, Inc.	32,300	631,142

		3,847,919

Beverages 0.1%
Primo Water Corp.*(a)	172,500	336,375

Biotechnology 1.6%
Achillion Pharmaceuticals, Inc.*	6,300	60,354
Alkermes PLC*	214,411	3,977,324
Celldex Therapeutics, Inc.*	25,100	127,759
Incyte Corp., Ltd.*(a)	32,700	631,110
Lexicon Pharmaceuticals, Inc.*(a)	480,600	893,916
Neurocrine Biosciences, Inc.*	99,300	791,421

		6,481,884

Building Products 0.6%
Armstrong World Industries, Inc.	25,200	1,229,004
Simpson Manufacturing Co., Inc.	36,700	1,183,575

		2,412,579

Capital Markets 1.5%
American Capital Ltd.*	56,700	491,589
Artio Global Investors, Inc.	31,700	151,209
BGC Partners, Inc., Class A	94,700	699,833
Cowen Group, Inc., Class A*	236,733	641,546
Edelman Financial Group, Inc.	12,700	83,947
Gladstone Capital Corp.(a)	13,100	106,241
Gleacher & Co., Inc.*	147,700	200,872
Knight Capital Group, Inc., Class A*	39,000	501,930
MCG Capital Corp.(a)	49,972	212,381
Prospect Capital Corp.(a)	112,649	1,236,886
SWS Group, Inc.	65,659	375,569
Waddell & Reed Financial, Inc., Class A	38,950	1,262,370

		5,964,373

Chemicals 2.5%
Chemtura Corp.*	139,989	2,377,013
FutureFuel Corp.	3,300	36,234
Georgia Gulf Corp.*	48,600	1,695,168
H.B. Fuller Co.	26,800	879,844
Innophos Holdings, Inc.	12,500	626,500
Innospec, Inc.*	3,800	115,444
Koppers Holdings, Inc.	7,000	269,920
Methanex Corp.	70,498	2,286,250
Olin Corp.	7,900	171,825
PolyOne Corp.	11,200	161,280
Rockwood Holdings, Inc.*	9,900	516,285
Solutia, Inc.	31,900	891,286

		10,027,049

Commercial Banks 8.5%
1st Source Corp.	4,600	112,562
Alliance Financial Corp.(a)	4,500	136,395
Bancfirst Corp.	5,500	239,580
Banco Latinoamericano de Comercio Exterior SA, Class E	16,300	344,093
Bank of Hawaii Corp.	45,400	2,195,090
Bank of the Ozarks, Inc.	11,000	343,860
Banner Corp.	13,000	286,390
BBCN Bancorp, Inc.*	24,100	268,233
Boston Private Financial Holdings, Inc.	19,800	196,218
Camden National Corp.	3,400	119,510
Cathay General Bancorp	24,000	424,800
Center Bancorp, Inc.	5,200	52,156
Central Pacific Financial Corp.*(a)	14,600	189,070
Chemical Financial Corp.	10,055	235,689
Citizens & Northern Corp.	18,100	362,000
Citizens Republic Bancorp, Inc.*	80,734	1,260,258
City Holding Co.(a)	19,100	663,152
CNB Financial Corp.	3,600	60,156
CoBiz Financial, Inc.	28,100	198,667
Columbia Banking System, Inc.	12,130	276,321
Community Bank System, Inc.	11,100	319,458
Community Trust Bancorp, Inc.	17,870	573,091
CVB Financial Corp.	117,100	1,374,754
East West Bancorp, Inc.	15,800	364,822
Enterprise Financial Services Corp.	21,600	253,584
Financial Institutions, Inc.	20,400	329,868
First Bancorp	21,500	234,995
First Bancorp, Inc.	1,800	26,694
First Busey Corp.	50,200	247,988
First Commonwealth Financial Corp.	239,200	1,463,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
First Community Bancshares, Inc.(a)	26,300	$351,368
First Financial Bancorp	78,700	1,361,510
First Financial Corp.	6,400	203,200
First Merchants Corp.	19,000	234,460
First Midwest Bancorp, Inc.	40,900	489,982
First Niagara Financial Group, Inc.	53,196	523,449
First of Long Island Corp. (The)	3,500	92,750
FirstMerit Corp.	13,085	220,613
FNB Corp.	77,000	930,160
German American Bancorp, Inc.(a)	3,500	68,005
Great Southern Bancorp, Inc.(a)	6,400	153,600
Hanmi Financial Corp.*	66,750	675,510
Heartland Financial USA, Inc.	4,700	81,498
Hudson Valley Holding Corp.	7,398	119,330
IBERIABANK Corp.	9,600	513,312
Independent Bank Corp.(a)	18,800	540,124
International Bancshares Corp.	14,500	306,675
Investors Bancorp, Inc.*	102,500	1,539,550
Lakeland Bancorp, Inc.(a)	28,455	280,282
Lakeland Financial Corp.	10,700	278,521
MainSource Financial Group, Inc.	29,800	359,090
Merchants Bancshares, Inc.	3,500	98,630
National Penn Bancshares, Inc.	46,245	409,268
NBT Bancorp, Inc.	16,200	357,696
Oriental Financial Group, Inc.	63,800	771,980
Orrstown Financial Services, Inc.	10,785	94,584
PacWest Bancorp	25,400	617,220
Park National Corp.(a)	4,400	304,348
Peoples Bancorp, Inc.(a)	17,700	310,458
Pinnacle Financial Partners, Inc.*	84,500	1,550,575
Renasant Corp.	20,500	333,740
Republic Bancorp, Inc., Class A(a)	9,855	235,732
S&T Bancorp, Inc.	9,700	210,393
Sierra Bancorp	22,700	223,141
Southside Bancshares, Inc.(a)	12,241	270,526
Southwest Bancorp, Inc.*	60,900	561,498
StellarOne Corp.	14,300	169,741
Sterling Financial Corp.*	18,100	377,928
Suffolk Bancorp*	4,000	51,960
Susquehanna Bancshares, Inc.	52,931	522,958
SY Bancorp, Inc.	6,400	148,480
Texas Capital Bancshares, Inc.*	41,843	1,448,605
Tompkins Financial Corp.(a)	5,100	204,306
TriCo Bancshares	900	15,678
Trustmark Corp.(a)	14,400	359,712
United Bankshares, Inc.(a)	5,600	161,616
United Community Banks, Inc.*(a)	59,092	576,147
Virginia Commerce Bancorp, Inc.*	27,500	241,450
Washington Trust Bancorp, Inc.	7,900	190,706
WesBanco, Inc.	13,000	261,820
West Bancorp, Inc.(a)	32,900	328,671
West Coast Bancorp*	13,100	247,852
Wilshire Bancorp, Inc.*	90,000	434,700

		34,568,466

Commercial Services & Supplies 1.6%
ABM Industries, Inc.	7,500	182,250
Cenveo, Inc.*(a)	261,400	883,532
Courier Corp.	25,304	293,526
Deluxe Corp.	80,400	1,882,968
Encore Capital Group, Inc.*	29,800	671,990
EnergySolutions, Inc.*	223,700	1,096,130
Knoll, Inc.	20,700	344,448
Team, Inc.*	18,700	578,765
United Stationers, Inc.	12,900	400,287

		6,333,896

Communications Equipment 1.3%
Arris Group, Inc.*	82,036	927,007
Black Box Corp.	27,900	711,729
Comtech Telecommunications Corp.(a)	15,100	491,958
Digi International, Inc.*	20,500	225,295
Harmonic, Inc.*	335,910	1,837,427
Oplink Communications, Inc.*	9,300	159,030
Plantronics, Inc.	16,800	676,368
Symmetricom, Inc.*	20,800	120,016

		5,148,830

Computers & Peripherals 0.8%
Diebold, Inc.	49,900	1,922,148
Electronics for Imaging, Inc.*	26,500	440,430
Fusion-io, Inc.*	14,000	397,740
Imation Corp.*	22,300	138,037
Rimage Corp.	7,000	70,070
Xyratex Ltd.	18,900	300,699

		3,269,124

Construction & Engineering 0.8%
EMCOR Group, Inc.	62,200	1,724,184
MasTec, Inc.*	53,000	958,770
Michael Baker Corp.*	19,200	457,920

		3,140,874

Consumer Finance 1.2%
Advance America Cash Advance Centers, Inc.	19,400	203,506
Cash America International, Inc.	29,600	1,418,728
DFC Global Corp.*	43,485	820,562
Nelnet, Inc., Class A	36,600	948,306
World Acceptance Corp.*	22,300	1,365,875

		4,756,977

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	91,200	503,424
Rock-Tenn Co., Class A	21,200	1,432,272
Silgan Holdings, Inc.	32,800	1,449,760

		3,385,456

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,900	528,126

Diversified Consumer Services 0.7%
Lincoln Educational Services Corp.	61,100	483,301
Mac-Gray Corp.	11,700	177,021
Service Corp. International	147,280	1,658,373
Stewart Enterprises, Inc., Class A(a)	58,800	356,916

		2,675,611

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	56,050	1,592,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
PHH Corp.*(a)	118,400	$1,831,648

		3,424,589

Diversified Telecommunication Services 1.1%
Cincinnati Bell, Inc.*	322,000	1,294,440
Consolidated Communications Holdings, Inc.	46,800	918,684
Lumos Networks Corp.	86,643	932,279
Premiere Global Services, Inc.*	130,417	1,178,969

		4,324,372

Electric Utilities 3.3%
Cleco Corp.	29,300	1,161,745
El Paso Electric Co.	31,100	1,010,439
Empire District Electric Co. (The)	22,500	457,875
Great Plains Energy, Inc.	124,650	2,526,656
IDACORP, Inc.	43,500	1,788,720
MGE Energy, Inc.	9,200	408,388
Portland General Electric Co.	38,800	969,224
UIL Holdings Corp.	9,233	320,939
Unisource Energy Corp.	38,000	1,389,660
Westar Energy, Inc.	115,500	3,225,915

		13,259,561

Electrical Equipment 0.6%
Belden, Inc.	3,800	144,058
EnerSys*	38,400	1,330,560
Regal-Beloit Corp.	14,300	937,365

		2,411,983

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.*	7,400	536,722
Brightpoint, Inc.*	13,100	105,455
Checkpoint Systems, Inc.*	12,100	136,488
Daktronics, Inc.	19,100	169,799
DDi Corp.	19,400	236,680
DTS, Inc.*	42,560	1,286,163
FEI Co.*	12,500	613,875
Insight Enterprises, Inc.*	24,300	532,899
Littelfuse, Inc.	8,714	546,368
M/A-COM Technology Solutions Holdings, Inc.*	6,100	126,514
Mercury Computer Systems, Inc.*	13,500	178,875
MTS Systems Corp.	34,950	1,855,496
National Instruments Corp.	45,241	1,290,273
Radisys Corp.*	21,100	156,140
SYNNEX Corp.*	41,300	1,575,182
TTM Technologies, Inc.*	40,500	465,345

		9,812,274

Energy Equipment & Services 1.3%
C&J Energy Services, Inc.*(a)	13,000	231,270
Cal Dive International, Inc.*	243,410	803,253
Dril-Quip, Inc.*	19,860	1,291,297
Gulf Island Fabrication, Inc.	3,300	96,591
GulfMark Offshore, Inc., Class A*	26,000	1,194,960
Helix Energy Solutions Group, Inc.*	29,100	517,980
Newpark Resources, Inc.*	13,400	109,746
RPC, Inc.(a)	21,420	227,266
Superior Energy Services, Inc.*	24,926	657,050
TETRA Technologies, Inc.*	23,100	217,602

		5,347,015

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	16,500	803,385
Pantry, Inc. (The)*	64,200	835,242
Spartan Stores, Inc.	122,233	2,214,862

		3,853,489

Food Products 1.9%
B&G Foods, Inc.	19,200	432,192
Corn Products International, Inc.	53,000	3,055,450
Darling International, Inc.*	36,400	634,088
Dole Food Co., Inc.*(a)	39,500	394,210
Flowers Foods, Inc.	108,900	2,218,293
TreeHouse Foods, Inc.*	18,550	1,103,725

		7,837,958

Gas Utilities 1.4%
Chesapeake Utilities Corp.	6,300	259,056
Laclede Group, Inc. (The)	22,000	858,440
New Jersey Resources Corp.	19,950	889,172
South Jersey Industries, Inc.	12,100	605,484
Southwest Gas Corp.	37,300	1,594,202
WGL Holdings, Inc.	33,700	1,371,590

		5,577,944

Health Care Equipment & Supplies 3.1%
Alere, Inc.*	39,030	1,015,170
DynaVox, Inc., Class A*	23,400	72,072
Greatbatch, Inc.*	50,500	1,238,260
Haemonetics Corp.*	24,760	1,725,277
Integra LifeSciences Holdings Corp.*	41,200	1,429,228
MAKO Surgical Corp.*	53,800	2,267,670
RTI Biologics, Inc.*	51,300	189,810
Sirona Dental Systems, Inc.*	28,550	1,471,467
Teleflex, Inc.	26,400	1,614,360
Wright Medical Group, Inc.*	78,850	1,523,382

		12,546,696

Health Care Providers & Services 2.7%
Almost Family, Inc.*	49,669	1,291,891
AMERIGROUP Corp.*	23,000	1,547,440
Assisted Living Concepts, Inc., Class A	15,600	259,116
Bio-Reference Labs, Inc.*	112,808	2,652,116
Five Star Quality Care, Inc.*	183,100	624,371
Gentiva Health Services, Inc.*	11,700	102,258
Landauer, Inc.	16,520	875,890
Molina Healthcare, Inc.*	1,600	53,808
PSS World Medical, Inc.*	72,850	1,846,019
Skilled Healthcare Group, Inc., Class A*	23,500	180,010
Triple-S Management Corp., Class B*	76,419	1,765,279

		11,198,198

Health Care Technology 0.5%
MedAssets, Inc.*	155,700	2,049,012

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure 1.9%
Cracker Barrel Old Country Store, Inc.	39,800	$2,220,840
Isle of Capri Casinos, Inc.*	25,700	181,442
Multimedia Games Holding Co., Inc.*	165,770	1,816,839
Papa John’s International, Inc.*	1,400	52,724
Ruth’s Hospitality Group, Inc.*	27,800	211,002
Scientific Games Corp., Class A*	64,200	748,572
Shuffle Master, Inc.*	113,821	2,003,250
Speedway Motorsports, Inc.	25,100	468,868
Town Sports International Holdings, Inc.*	5,600	70,728

		7,774,265

Household Durables 1.7%
American Greetings Corp., Class A(a)	25,100	385,034
Blyth, Inc.	8,700	651,021
Helen of Troy Ltd.*	84,400	2,870,444
La-Z-Boy, Inc.*	2,800	41,888
Lifetime Brands, Inc.	17,600	197,824
Ryland Group, Inc. (The)	96,200	1,854,736
Skullcandy, Inc.*	50,950	806,539

		6,807,486

Industrial Conglomerates 0.1%
Standex International Corp.	6,300	259,497

Information Technology Services 1.9%
CACI International, Inc., Class A*	14,500	903,205
CIBER, Inc.*	42,200	178,928
CSG Systems International, Inc.*	12,300	186,222
Forrester Research, Inc.	52,869	1,712,956
Gartner, Inc.*	7,900	336,856
Mantech International Corp., Class A	20,200	696,092
NeuStar, Inc., Class A*	81,200	3,024,700
TeleTech Holdings, Inc.*	7,000	112,700
Unisys Corp.*	9,700	191,284
Vantiv, Inc., Class A*	17,800	349,414

		7,692,357

Insurance 3.9%
Alterra Capital Holdings Ltd.	25,000	574,500
American Equity Investment Life Holding Co.	156,800	2,002,336
American Safety Insurance Holdings Ltd.*	11,900	224,315
AMERISAFE, Inc.*	49,800	1,232,052
Amtrust Financial Services, Inc.(a)	26,400	709,632
Arthur J. Gallagher & Co.	70,000	2,501,800
Aspen Insurance Holdings Ltd.	25,300	706,882
Assured Guaranty Ltd.	42,600	703,752
CNO Financial Group, Inc.*	288,200	2,242,196
Delphi Financial Group, Inc., Class A	41,675	1,865,790
FBL Financial Group, Inc., Class A	3,200	107,840
Horace Mann Educators Corp.	3,300	58,146
Meadowbrook Insurance Group, Inc.	37,000	345,210
National Financial Partners Corp.*	100,200	1,517,028
ProAssurance Corp.	3,700	326,007
Selective Insurance Group, Inc.	24,700	434,967
Symetra Financial Corp.	26,700	307,851
Tower Group, Inc.	3,268	73,301

		15,933,605

Internet Software & Services 0.3%
Bazaarvoice, Inc.*(a)	10,400	206,648
Demandware, Inc.*	8,800	262,240
ExactTarget, Inc.*	6,500	169,000
Millennial Media, Inc.*	4,300	101,050
United Online, Inc.	114,700	560,883

		1,299,821

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.	53,500	933,575

Life Sciences Tools & Services 0.1%
Cambrex Corp.*	72,200	504,678

Machinery 5.4%
Actuant Corp., Class A	38,400	1,113,216
Altra Holdings, Inc.*	8,400	161,280
Briggs & Stratton Corp.(a)	136,600	2,449,238
Cascade Corp.	2,300	115,276
Colfax Corp.*	20,300	715,372
Douglas Dynamics, Inc.	86,670	1,191,712
EnPro Industries, Inc.*	47,500	1,952,250
Harsco Corp.	97,650	2,290,869
John Bean Technologies Corp.	46,500	753,300
Kadant, Inc.*	23,500	559,770
Kaydon Corp.	40,200	1,025,502
Kennametal, Inc.	30,749	1,369,253
LB Foster Co., Class A	15,300	436,203
Mueller Industries, Inc.	62,450	2,838,353
Proto Labs, Inc.*	3,800	129,542
Rexnord Corp.*	12,600	265,860
Wabtec Corp.	22,350	1,684,519
Woodward, Inc.	73,700	3,156,571

		22,208,086

Media 0.7%
Entercom Communications Corp., Class A*(a)	157,900	1,024,771
Journal Communications, Inc., Class A*	95,700	538,791
LIN TV Corp., Class A*	99,200	401,760
Sinclair Broadcast Group, Inc., Class A	94,900	1,049,594

		3,014,916

Metals & Mining 0.9%
Coeur d’Alene Mines Corp.*	61,400	1,457,636
Revett Minerals, Inc.*(a)	28,300	118,294
SunCoke Energy, Inc.*	23,700	336,777
U.S. Silica Holdings, Inc.*(a)	41,800	875,292

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Worthington Industries, Inc.	45,800	$878,444

		3,666,443

Multiline Retail 0.2%
Dillard’s, Inc., Class A(a)	12,800	806,656

Multi-Utilities 0.8%
NorthWestern Corp.	31,100	1,102,806
Vectren Corp.	77,050	2,239,073

		3,341,879

Oil, Gas & Consumable Fuels 1.6%
Berry Petroleum Co., Class A	15,300	721,089
Bonanza Creek Energy, Inc.*(a)	9,700	211,945
Cloud Peak Energy, Inc.*	36,700	584,631
CVR Energy, Inc.*	45,800	1,225,150
Energy Partners Ltd.*	13,000	215,930
Green Plains Renewable Energy, Inc.*(a)	46,700	503,893
Infinity Bio-Energy Ltd.*(b)	155,500	0
Renewable Energy Group, Inc.*	32,200	333,592
Stone Energy Corp.*	12,200	348,798
VAALCO Energy, Inc.*	61,100	577,395
W&T Offshore, Inc.	63,300	1,334,364
Warren Resources, Inc.*	46,700	152,242
Western Refining, Inc.	7,400	139,268
Westmoreland Coal Co.*	6,600	73,722
World Fuel Services Corp.	5,000	205,000

		6,627,019

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	64,300	2,184,271
Domtar Corp.	5,100	486,438
P.H. Glatfelter Co.	10,400	164,112
Schweitzer-Mauduit International, Inc.	2,600	179,556

		3,014,377

Personal Products 0.5%
Prestige Brands Holdings, Inc.*	116,200	2,031,176
Revlon, Inc., Class A*	12,300	212,175

		2,243,351

Pharmaceuticals 1.0%
Columbia Laboratories, Inc.*(a)	336,100	238,631
Endo Pharmaceuticals Holdings, Inc.*	63,804	2,471,129
Impax Laboratories, Inc.*	27,900	685,782
Par Pharmaceutical Cos., Inc.*	18,700	724,251

		4,119,793

Professional Services 0.9%
Dolan Co. (The)*	20,600	187,666
GP Strategies Corp.*	13,800	241,500
Kelly Services, Inc., Class A	43,700	698,763
Navigant Consulting, Inc.*	32,800	456,248
Resources Connection, Inc.	126,700	1,780,135
VSE Corp.	11,900	295,239

		3,659,551

Real Estate Investment Trusts (REITs) 9.0%
American Campus Communities, Inc.	37,300	1,668,056
American Capital Agency Corp.	69,800	2,061,892
Anworth Mortgage Asset Corp.	306,200	2,014,796
Ashford Hospitality Trust, Inc.	138,000	1,243,380
CapLease, Inc.	127,000	511,810
Capstead Mortgage Corp.	193,200	2,532,852
Cedar Realty Trust, Inc.	131,900	675,328
Chesapeake Lodging Trust	14,300	256,971
Cogdell Spencer, Inc.	136,400	578,336
Colonial Properties Trust	27,736	602,703
Coresite Realty Corp.	35,100	828,009
CYS Investments, Inc.	27,300	357,357
DCT Industrial Trust, Inc.	178,000	1,050,200
DDR Corp.(a)	25,100	366,460
DiamondRock Hospitality Co.	112,000	1,152,480
EastGroup Properties, Inc.	9,200	462,024
Entertainment Properties Trust	13,600	630,768
Equity Lifestyle Properties, Inc.	11,000	767,140
Extra Space Storage, Inc.	15,100	434,729
FelCor Lodging Trust, Inc.*	107,500	387,000
First Industrial Realty Trust, Inc.*	183,400	2,264,990
Getty Realty Corp.	13,100	204,098
Home Properties, Inc.	4,500	274,545
Invesco Mortgage Capital, Inc.	14,500	255,925
Kite Realty Group Trust	52,000	274,040
LaSalle Hotel Properties	10,000	281,400
Lexington Realty Trust	179,383	1,612,653
LTC Properties, Inc.	29,700	950,400
MFA Financial, Inc.	135,300	1,010,691
National Retail Properties, Inc.	23,500	638,965
Omega Healthcare Investors, Inc.	94,600	2,011,196
Parkway Properties, Inc.	90,900	952,632
Pennsylvania Real Estate Investment Trust	189,150	2,888,320
PS Business Parks, Inc.	4,500	294,930
Ramco-Gershenson Properties Trust(a)	27,000	329,940
Senior Housing Properties Trust	57,800	1,274,490
Sun Communities, Inc.	13,600	589,288
Tanger Factory Outlet Centers	49,150	1,461,230
Winthrop Realty Trust	33,600	389,424

		36,541,448

Road & Rail 1.1%
Amerco, Inc.	10,600	$1,118,406
Con-way, Inc.	45,400	1,480,494
Genesee & Wyoming, Inc., Class A*	23,911	1,305,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
Quality Distribution, Inc.*	40,500	$558,090

		4,462,052

Semiconductors & Semiconductor Equipment 2.6%
Amkor Technology, Inc.*(a)	270,900	1,664,681
Brooks Automation, Inc.	35,800	441,414
DSP Group, Inc.*	22,300	148,518
Entegris, Inc.*	56,838	530,867
Integrated Silicon Solution, Inc.*	40,500	451,980
Intermolecular, Inc.*	22,300	138,483
IXYS Corp.*	13,100	172,920
Kulicke & Soffa Industries, Inc.*	11,100	137,973
LTX-Credence Corp.*	147,600	1,061,244
Mindspeed Technologies, Inc.*	109,100	694,967
MKS Instruments, Inc.	21,300	628,989
Photronics, Inc.*	18,200	121,030
PMC-Sierra, Inc.*	43,000	310,890
Semtech Corp.*	11,100	315,906
Sigma Designs, Inc.*	25,200	130,536
Skyworks Solutions, Inc.*	12,100	334,565
Supertex, Inc.*	56,100	1,013,727
Teradyne, Inc.*	95,150	1,607,083
Veeco Instruments, Inc.*	25,350	725,010

		10,630,783

Software 1.7%
Actuate Corp.*	289,950	1,820,886
Aspen Technology, Inc.*	22,500	461,925
Ebix, Inc.(a)	5,300	122,748
EPIQ Systems, Inc.	16,400	198,440
Guidewire Software, Inc.*	5,100	156,978
Imperva, Inc.*	2,300	90,045
JDA Software Group, Inc.*	38,789	1,065,922
Jive Software, Inc.*(a)	4,500	122,220
Netscout Systems, Inc.*	8,400	170,856
Progress Software Corp.*	61,000	1,440,820
Quest Software, Inc.*	20,600	479,362
Take-Two Interactive Software, Inc.*	61,287	942,900
TeleCommunication Systems, Inc., Class A*	19,005	52,834

		7,125,936

Specialty Retail 4.7%
Asbury Automotive Group, Inc.*	52,800	1,425,600
Cabela’s, Inc.*	84,300	3,216,045
Conn’s, Inc.*(a)	163,525	2,510,109
Cost Plus, Inc.*	31,700	567,430
Express, Inc.*	99,650	2,489,257
Finish Line, Inc. (The), Class A	60,700	1,288,054
Group 1 Automotive, Inc.	10,300	578,551
hhgregg, Inc.*(a)	16,800	191,184
Jos. A. Bank Clothiers, Inc.*	31,200	1,572,792
Monro Muffler Brake, Inc.	19,050	790,384
Rent-A-Center, Inc.	49,700	1,876,175
Select Comfort Corp.*	23,500	761,165
Sonic Automotive, Inc., Class A	100,300	1,796,373
Teavana Holdings, Inc.*(a)	—	0

		19,063,119

Textiles, Apparel & Luxury Goods 2.4%
G-III Apparel Group Ltd.*	61,400	1,744,988
Iconix Brand Group, Inc.*	112,800	1,960,464
Jones Group, Inc. (The)	34,300	430,808
Maidenform Brands, Inc.*	16,716	376,277
Oxford Industries, Inc.	10,500	533,610
Perry Ellis International, Inc.*	135,000	2,520,450
Warnaco Group, Inc. (The)*	35,800	2,090,720

		9,657,317

Thrifts & Mortgage Finance 2.8%
BankFinancial Corp.	9,900	65,538
BankUnited, Inc.	73,950	1,848,750
Berkshire Hills Bancorp, Inc.	11,100	254,412
BofI Holding, Inc.*	11,000	187,880
Brookline Bancorp, Inc.	209,150	1,959,735
Dime Community Bancshares, Inc.	13,150	192,122
Flushing Financial Corp.	128,550	1,730,283
OceanFirst Financial Corp.(a)	12,000	170,880
Ocwen Financial Corp.*	169,500	2,649,285
Provident Financial Services, Inc.	23,300	338,549
Trustco Bank Corp.	27,100	154,741
ViewPoint Financial Group	106,800	1,642,584
WSFS Financial Corp.	3,300	135,300

		11,330,059

Trading Companies & Distributors 1.5%
Aircastle Ltd.	31,700	388,008
Applied Industrial Technologies, Inc.	50,650	2,083,235
Interline Brands, Inc.*	35,600	769,316
SeaCube Container Leasing Ltd.	64,100	1,102,520
Titan Machinery, Inc.*	59,450	1,676,490

		6,019,569

Transportation Infrastructure 0.2%
Wesco Aircraft Holdings, Inc.*(a)	44,100	714,420

Water Utilities 0.1%
American States Water Co.	5,100	184,314
California Water Service Group	9,300	169,353
Consolidated Water Co., Ltd.	4,700	37,177

		390,844

Total Common Stocks (cost $349,061,709)		393,362,087

U.S. Treasury Note 0.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.50%, 11/30/12(c)	$880,000	881,821

Total U.S. Treasury Note (cost $882,031)		881,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Mutual Fund 3.4%
	Shares	Market Value
Money Market Fund 3.4%
Fidelity Institutional Money Market Fund—Institutional Class, 0.26% (d)	13,860,768	13,860,768

Total Mutual Fund (cost $13,860,768)		13,860,768

Repurchase Agreements 4.6%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $15,000,213, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63%—14.00%, maturing 05/15/12—03/20/42; total market value $15,300,000. (e)	$15,000,000	15,000,000
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $3,844,847, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.5%, maturing 01/15/19—03/20/42; total market value $3,919,802. (e)	3,844,815	3,844,815

Total Repurchase Agreements (cost $18,844,815)		$18,844,815

Total Investments
(cost $382,649,323) (f) — 104.8%		426,949,491
Liabilities in excess of other assets — (4.8%)		(19,611,756)

NET ASSETS — 100.0%		$407,337,735

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $18,090,748.
(b)	Fair Valued Security.
(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $18,844,815.
(f)	At March 31, 2012, the tax basis cost of the Fund’s investments was $385,967,641, tax unrealized appreciation and depreciation were $57,636,734 and $(16,654,884), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
77	Russell 2000 Mini Future	06/15/12	$6,373,290	$93,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,480,827	$—	$—	$11,480,827
Air Freight & Logistics	2,299,169	—	—	2,299,169
Airlines	5,218,559	—	—	5,218,559
Auto Components	3,847,919	—	—	3,847,919
Beverages	336,375	—	—	336,375
Biotechnology	6,481,884	—	—	6,481,884
Building Products	2,412,579	—	—	2,412,579
Capital Markets	5,964,373	—	—	5,964,373
Chemicals	10,027,049	—	—	10,027,049
Commercial Banks	34,568,466	—	—	34,568,466
Commercial Services & Supplies	6,333,896	—	—	6,333,896
Communications Equipment	5,148,830	—	—	5,148,830
Computers & Peripherals	3,269,124	—	—	3,269,124
Construction & Engineering	3,140,874	—	—	3,140,874
Consumer Finance	4,756,977	—	—	4,756,977
Containers & Packaging	3,385,456	—	—	3,385,456
Distributors	528,126	—	—	528,126
Diversified Consumer Services	2,675,611	—	—	2,675,611
Diversified Financial Services	3,424,589	—	—	3,424,589
Diversified Telecommunication Services	4,324,372	—	—	4,324,372
Electric Utilities	13,259,561	—	—	13,259,561
Electrical Equipment	2,411,983	—	—	2,411,983
Electronic Equipment, Instruments & Components	9,812,274	—	—	9,812,274
Energy Equipment & Services	5,347,015	—	—	5,347,015
Food & Staples Retailing	3,853,489	—	—	3,853,489
Food Products	7,837,958	—	—	7,837,958
Gas Utilities	5,577,944	—	—	5,577,944
Health Care Equipment & Supplies	12,546,696	—	—	12,546,696
Health Care Providers & Services	11,198,198	—	—	11,198,198
Health Care Technology	2,049,012	—	—	2,049,012
Hotels, Restaurants & Leisure	7,774,265	—	—	7,774,265
Household Durables	6,807,486	—	—	6,807,486
Industrial Conglomerates	259,497	—	—	259,497
Information Technology Services	7,692,357	—	—	7,692,357
Insurance	15,933,605	—	—	15,933,605
Internet Software & Services	1,299,821	—	—	1,299,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Leisure Equipment & Products	$933,575	$—	$—	$933,575
Life Sciences Tools & Services	504,678	—	—	504,678
Machinery	22,208,086	—	—	22,208,086
Media	3,014,916	—	—	3,014,916
Metals & Mining	3,666,443	—	—	3,666,443
Multiline Retail	806,656	—	—	806,656
Multi-Utilities	3,341,879	—	—	3,341,879
Oil, Gas & Consumable Fuels	6,627,019	—	—	6,627,019
Paper & Forest Products	3,014,377	—	—	3,014,377
Personal Products	2,243,351	—	—	2,243,351
Pharmaceuticals	4,119,793	—	—	4,119,793
Professional Services	3,659,551	—	—	3,659,551
Real Estate Investment Trusts (REITs)	36,541,448	—	—	36,541,448
Road & Rail	4,462,052	—	—	4,462,052
Semiconductors & Semiconductor Equipment	10,630,783	—	—	10,630,783
Software	7,125,936	—	—	7,125,936
Specialty Retail	19,063,119	—	—	19,063,119
Textiles, Apparel & Luxury Goods	9,657,317	—	—	9,657,317
Thrifts & Mortgage Finance	11,330,059	—	—	11,330,059
Trading Companies & Distributors	6,019,569	—	—	6,019,569
Transportation Infrastructure	714,420	—	—	714,420
Water Utilities	390,844	—	—	390,844

Total Common Stocks	$393,362,087	$—	$—	$393,362,087

Futures Contracts	93,931	—	—	93,931
Mutual Funds	13,860,768	—	—	13,860,768
Repurchase Agreements	—	18,844,815	—	18,844,815
U.S. Treasury Note	—	881,821	—	881,821

Total	$407,316,786	$19,726,636	$—	$427,043,422

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Net Realized Gains/(Losses)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/12	—	—
Change in Unrealized Appreciation/(Depreciation) of securities still held	$—	$—

*	Purchases include all purchases of securities and securities received in corporate actions.

Amounts designated as “-”, are zero or have been rounded to zero.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
Common stocks	$—	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0% 5.0 – 20.0%

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Fund

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$93,931

Total		$93,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.3%

	Shares	Market Value
AUSTRALIA 0.0%†
Electric Utilities 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BAHAMAS 0.2%
Diversified Consumer Services 0.2%
Steiner Leisure Ltd.*	22,600	1,103,558

BERMUDA 1.0%
Insurance 0.8%
Arch Capital Group Ltd.*	59,600	2,219,504
Validus Holdings Ltd.	59,537	1,842,670

		4,062,174

Oil, Gas & Consumable Fuels 0.2%
Energy XXI (Bermuda) Ltd.*	24,971	901,703

		4,963,877

CANADA 1.5%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	27,700	658,152

Computers & Peripherals 0.2%
Smart Technologies, Inc., Class A*	262,600	779,922

Energy Equipment & Services 0.1%
Pason Systems, Inc.(a)	48,100	677,050

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)(a)	5,200	116,517

Machinery 0.2%
AG Growth International, Inc.	7,300	294,065
Westport Innovations, Inc.*	18,520	757,839

		1,051,904

Metals & Mining 0.4%
Alamos Gold, Inc.	59,800	1,091,948
AuRico Gold, Inc.*	38,802	344,174
Major Drilling Group International	26,700	441,351

		1,877,473

Oil, Gas & Consumable Fuels 0.0%†
Legacy Oil + Gas, Inc.*	5,700	52,611

Paper & Forest Products 0.3%
Domtar Corp.	12,600	1,201,788

Software 0.2%
Computer Modelling Group Ltd.(a)	46,300	738,052

Specialty Retail 0.0%†
Leon’s Furniture Ltd.	13,300	161,063

		7,314,532

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku, Inc. Series F, ADR*	2	2

CURACAO 0.2%
Health Care Equipment & Supplies 0.2%
Orthofix International NV*	21,116	793,539

IRELAND 0.6%
Life Sciences Tools & Services 0.4%
ICON PLC, ADR*	81,000	1,718,820

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	19,336	937,216

		2,656,036

ISRAEL 1.0%
Communications Equipment 0.3%
Ceragon Networks Ltd.*	134,297	1,274,478

Health Care Equipment & Supplies 0.1%
Syneron Medical Ltd.*	63,400	679,648

Semiconductors & Semiconductor Equipment 0.6%
Mellanox Technologies Ltd.*	29,085	1,216,626
Nova Measuring Instruments Ltd.*	172,400	1,544,704

		2,761,330

		4,715,456

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.*	131,442	927,981

NETHERLANDS 0.2%
Energy Equipment & Services 0.2%
Core Laboratories NV	5,230	688,111

PUERTO RICO 0.9%
Commercial Banks 0.5%
Oriental Financial Group, Inc.	102,900	1,245,090
Popular, Inc.*	640,900	1,313,845

		2,558,935

Health Care Providers & Services 0.4%
Triple-S Management Corp., Class B*	85,400	1,972,740

		4,531,675

SWITZERLAND 0.4%
Insurance 0.4%
Allied World Assurance Co. Holdings AG	28,500	1,957,095

UNITED KINGDOM 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

UNITED STATES 90.1%
Aerospace & Defense 0.7%
American Science & Engineering, Inc.	2,400	160,920
BE Aerospace, Inc.*	28,880	1,342,054
Hexcel Corp.*	45,828	1,100,330
Innovative Solutions & Support, Inc.*	89,572	395,013
TransDigm Group, Inc.*	5,190	600,794

		3,599,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Air Freight & Logistics 0.4%
Forward Air Corp.	47,800	$1,752,826

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	156,652	1,834,395
Gentex Corp.	8,000	196,000
Modine Manufacturing Co.*	22,613	199,673
Stoneridge, Inc.*	148,066	1,464,373
Tenneco, Inc.*	15,210	565,051

		4,259,492

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	12,800	1,366,912

Biotechnology 0.8%
ARIAD Pharmaceuticals, Inc.*	21,868	348,795
Cepheid, Inc.*	28,522	1,193,075
Cubist Pharmaceuticals, Inc.*	30,015	1,298,149
Incyte Corp., Ltd.*	31,206	602,276
Medivation, Inc.*	4,160	310,835

		3,753,130

Building Products 0.4%
AAON, Inc.	35,100	708,669
NCI Building Systems, Inc.*	104,900	1,207,399

		1,916,068

Capital Markets 1.3%
Cohen & Steers, Inc.	22,429	715,485
Cowen Group, Inc., Class A*	399,920	1,083,783
Hercules Technology Growth Capital, Inc.	156,041	1,728,935
Horizon Technology Finance Corp.	77,238	1,282,923
New Mountain Finance Corp.	51,861	712,570
WisdomTree Investments, Inc.*	81,870	685,252

		6,208,948

Chemicals 3.3%
Balchem Corp.	26,200	792,550
Cabot Corp.	19,600	836,528
Cytec Industries, Inc.	9,660	587,231
H.B. Fuller Co.	51,990	1,706,832
Hawkins, Inc.	16,800	624,960
Innophos Holdings, Inc.	39,800	1,994,776
Intrepid Potash, Inc.*	34,000	827,220
LSB Industries, Inc.*	45,300	1,763,076
Minerals Technologies, Inc.	18,700	1,223,167
NewMarket Corp.	2,700	505,980
RPM International, Inc.	58,948	1,543,848
Sensient Technologies Corp.	52,800	2,006,400
Tronox, Inc.*	8,200	1,428,850

		15,841,418

Commercial Banks 4.6%
Bancorp, Inc. (The)*	207,148	2,079,766
Bank of Hawaii Corp.	11,500	556,025
Citizens Republic Bancorp, Inc.*	134,800	2,104,228
Financial Institutions, Inc.	106,412	1,720,682
First Citizens Bancshares, Inc., Class A	8,016	1,464,443
First Financial Bankshares, Inc.	35,250	1,241,153
First of Long Island Corp. (The)	48,754	1,291,981
Investors Bancorp, Inc.*	32,521	488,465
Lakeland Financial Corp.	22,200	577,866
Metro Bancorp, Inc.*	143,926	1,682,495
PrivateBancorp, Inc.	197,390	2,994,406
Signature Bank*	16,322	1,028,939
State Bank Financial Corp.*	87,500	1,532,125
Texas Capital Bancshares, Inc.*	33,216	1,149,938
Westamerica Bancorporation	8,800	422,400
Western Alliance Bancorp*	226,000	1,914,220

		22,249,132

Commercial Services & Supplies 2.7%
ACCO Brands Corp.*	80,937	1,004,428
Clean Harbors, Inc.*	22,969	1,546,503
Deluxe Corp.	81,700	1,913,414
Ennis, Inc.	69,095	1,093,083
Healthcare Services Group, Inc.	49,850	1,060,309
McGrath Rentcorp	37,700	1,210,547
Portfolio Recovery Associates, Inc.*	17,000	1,219,240
Rollins, Inc.	60,375	1,284,780
Sykes Enterprises, Inc.*	71,922	1,136,368
United Stationers, Inc.	45,782	1,420,615

		12,889,287

Communications Equipment 1.5%
Aruba Networks, Inc.*	51,134	1,139,266
Emulex Corp.*	192,700	2,000,226
Extreme Networks*	453,500	1,736,905
Oplink Communications, Inc.*	80,584	1,377,986
Procera Networks, Inc.*	35,110	785,060

		7,039,443

Computers & Peripherals 0.6%
Datalink Corp.*	103,387	984,244
Electronics for Imaging, Inc.*	105,100	1,746,762

		2,731,006

Construction & Engineering 0.9%
EMCOR Group, Inc.	49,300	1,366,596
Great Lakes Dredge & Dock Corp.	148,434	1,071,694
Orion Marine Group, Inc.*	102,500	741,075
Tutor Perini Corp.*	77,700	1,210,566
UniTek Global Services, Inc.*	62,293	209,927

		4,599,858

Construction Materials 0.2%
Eagle Materials, Inc.	24,590	854,503

Containers & Packaging 0.9%
AptarGroup, Inc.	33,900	1,856,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES
Rock-Tenn Co., Class A	16,700	$1,128,252
Silgan Holdings, Inc.	25,900	1,144,780

		4,129,735

Distributors 0.6%
Core-Mark Holding Co., Inc.	15,511	635,020
Pool Corp.	27,700	1,036,534
VOXX International Corp.*	98,000	1,328,880

		3,000,434

Diversified Consumer Services 0.5%
Corinthian Colleges, Inc.*	250,000	1,035,000
Hillenbrand, Inc.	17,800	408,510
Matthews International Corp., Class A	8,900	281,596
Sotheby’s	15,470	608,590
Strayer Education, Inc.	3,400	320,552

		2,654,248

Diversified Financial Services 0.6%
Gain Capital Holdings, Inc.	153,176	768,944
MarketAxess Holdings, Inc.	18,350	684,271
NewStar Financial, Inc.*	137,084	1,524,374

		2,977,589

Diversified Telecommunication Services 0.3%
Cogent Communications Group, Inc.*	82,200	1,568,376

Electric Utilities 1.4%
NV Energy, Inc.	144,500	2,329,340
UIL Holdings Corp.	62,287	2,165,096
Unisource Energy Corp.	63,314	2,315,393

		6,809,829

Electrical Equipment 0.4%
General Cable Corp.*	43,100	1,253,348
Polypore International, Inc.*	16,926	595,118

		1,848,466

Electronic Equipment, Instruments & Components 1.6%
Badger Meter, Inc.	27,900	948,321
Electro Scientific Industries, Inc.	94,123	1,412,786
FARO Technologies, Inc.*	5,150	300,400
IPG Photonics Corp.*	17,823	927,687
OSI Systems, Inc.*	28,986	1,776,842
Trimble Navigation Ltd.*	17,400	946,908
TTM Technologies, Inc.*	110,086	1,264,888

		7,577,832

Energy Equipment & Services 2.3%
Atwood Oceanics, Inc.*	22,797	1,023,357
CARBO Ceramics, Inc.	11,950	1,260,127
Dril-Quip, Inc.*	9,730	632,645
Hornbeck Offshore Services, Inc.*	14,390	604,812
Key Energy Services, Inc.*	78,700	1,215,915
Lufkin Industries, Inc.	23,230	1,873,500

UNITED STATES (continued)
Natural Gas Services Group, Inc.*	84,300	1,112,760
Oceaneering International, Inc.	30,100	1,622,089
Pioneer Drilling Co.*	76,348	671,862
Tidewater, Inc.	24,465	1,321,599

		11,338,666

Food & Staples Retailing 1.8%
Fresh Market, Inc. (The)*	21,758	1,043,296
Roundy’s, Inc.*	144,341	1,544,449
Ruddick Corp.	78,698	3,155,790
Spartan Stores, Inc.	83,371	1,510,682
Weis Markets, Inc.	36,682	1,599,335

		8,853,552

Food Products 1.5%
Annie’s, Inc.*	5,500	191,620
Darling International, Inc.*	62,800	1,093,976
Flowers Foods, Inc.	48,750	993,038
J&J Snack Foods Corp.	14,283	749,286
Lancaster Colony Corp.	25,800	1,714,668
Post Holdings, Inc.*	53,600	1,765,048
Sanderson Farms, Inc.	12,700	673,481

		7,181,117

Gas Utilities 1.3%
New Jersey Resources Corp.	33,250	1,481,952
Northwest Natural Gas Co.	24,700	1,121,380
Piedmont Natural Gas Co., Inc.	7,300	226,811
South Jersey Industries, Inc.	16,800	840,672
Southwest Gas Corp.	56,547	2,416,819

		6,087,634

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.*	40,500	1,179,765
Cooper Cos., Inc. (The)	11,180	913,518
Cutera, Inc.*	112,810	964,525
Endologix, Inc.*	42,735	626,068
Gen-Probe, Inc.*	15,413	1,023,577
Haemonetics Corp.*	29,200	2,034,656
IDEXX Laboratories, Inc.*	6,104	533,795
Meridian Bioscience, Inc.	56,700	1,098,846
NxStage Medical, Inc.*	37,695	726,383
Palomar Medical Technologies, Inc.*	93,721	875,354
Sirona Dental Systems, Inc.*	35,952	1,852,966
West Pharmaceutical Services, Inc.	40,600	1,726,718

		13,556,171

Health Care Providers & Services 4.1%
Addus HomeCare Corp.*	133,331	659,988
Amsurg Corp.*	25,434	711,643
Catalyst Health Solutions, Inc.*	23,139	1,474,649
Ensign Group, Inc. (The)	56,900	1,545,404
HMS Holdings Corp.*	44,520	1,389,469
Kindred Healthcare, Inc.*	131,405	1,135,339
Landauer, Inc.	4,200	222,684
LHC Group, Inc.*	60,600	1,122,918
Metropolitan Health Networks, Inc.*	207,205	1,941,511
MModal, Inc.*	152,954	1,613,665
MWI Veterinary Supply, Inc.*	43,710	3,846,480
Owens & Minor, Inc.	14,000	425,740
Providence Service Corp. (The)*	78,700	1,220,637
PSS World Medical, Inc.*	64,900	1,644,566
WellCare Health Plans, Inc.*	8,590	617,449

		19,572,142

Health Care Technology 0.7%
athenahealth, Inc.*	8,390	621,867
Computer Programs & Systems, Inc.	1,326	74,945
Greenway Medical Technologies, Inc.*	14,900	227,672
Quality Systems, Inc.	15,200	664,696

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Technology (continued)
SXC Health Solutions Corp.*	22,010	$1,649,870

		3,239,050

Hotels, Restaurants & Leisure 3.4%
BJ’s Restaurants, Inc.*	33,431	1,683,251
Brinker International, Inc.	27,200	749,360
Buffalo Wild Wings, Inc.*	9,740	883,321
DineEquity, Inc.*	26,900	1,334,240
Domino’s Pizza, Inc.	33,358	1,210,895
Jack in the Box, Inc.*	62,200	1,490,934
Marriott Vacations Worldwide Corp.*	58,214	1,659,681
Morgans Hotel Group Co.*	151,000	747,450
Panera Bread Co., Class A*	8,270	1,330,808
Peet’s Coffee & Tea, Inc.*	19,295	1,422,042
Pinnacle Entertainment, Inc.*	124,600	1,434,146
Shuffle Master, Inc.*	52,040	915,904
WMS Industries, Inc.*	59,900	1,421,427

		16,283,459

Household Durables 1.0%
La-Z-Boy, Inc.*	111,100	1,662,056
M/I Homes, Inc.*	81,025	1,001,469
Newell Rubbermaid, Inc.	78,364	1,395,663
Standard Pacific Corp.*	131,440	586,222

		4,645,410

Household Products 0.6%
Church & Dwight Co., Inc.	23,200	1,141,208
Spectrum Brands Holdings, Inc.*	55,500	1,940,280

		3,081,488

Industrial Conglomerates 0.3%
Raven Industries, Inc.	20,937	1,277,366

Information Technology Services 1.7%
Alliance Data Systems Corp.*	9,832	1,238,439
BancTec, Inc.*(b)	36,134	113,822
Cardtronics, Inc.*	38,833	1,019,366
CIBER, Inc.*	340,000	1,441,600
Forrester Research, Inc.	33,100	1,072,440
Jack Henry & Associates, Inc.	10,600	361,672
Mantech International Corp., Class A	15,500	534,130
ServiceSource International, Inc.*	103,295	1,599,007
Syntel, Inc.	11,500	644,000

		8,024,476

Insurance 3.1%
American Equity Investment Life Holding Co.	96,967	1,238,269
American Financial Group, Inc.	31,514	1,215,810
Amtrust Financial Services, Inc.	46,500	1,249,920
Employers Holdings, Inc.	59,182	1,048,113
Hanover Insurance Group, Inc. (The)	50,931	2,094,283
Infinity Property & Casualty Corp.	20,100	1,051,833
Mercury General Corp.	12,800	559,872
ProAssurance Corp.	17,656	1,555,670
Reinsurance Group of America, Inc.	34,365	2,043,686
RLI Corp.	25,600	1,833,984
Safety Insurance Group, Inc.	26,900	1,120,116

		15,011,556

Internet & Catalog Retail 0.0%†
CafePress, Inc.*	6,870	131,561

Internet Software & Services 2.0%
Bankrate, Inc.*	41,276	1,021,581
Bazaarvoice, Inc.*	3,650	72,526
Cornerstone OnDemand, Inc.*	41,185	899,480
Demandware, Inc.*	3,460	103,108
EarthLink, Inc.	213,200	1,703,468
ExactTarget, Inc.*	5,260	136,760
Liquidity Services, Inc.*	33,935	1,520,288
Millennial Media, Inc.*	3,440	80,840
Perficient, Inc.*	133,600	1,604,536
Stamps.com, Inc.*	19,280	537,526
Web.com Group, Inc.*	148,419	2,141,686

		9,821,799

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	29,615	1,268,410
Brunswick Corp.	58,100	1,496,075
Polaris Industries, Inc.	14,400	1,038,960

		3,803,445

Machinery 5.7%
American Railcar Industries, Inc.*	40,125	943,339
Chart Industries, Inc.*	32,652	2,394,371
CLARCOR, Inc.	49,900	2,449,591
Colfax Corp.*	26,897	947,850
Columbus Mckinnon Corp.*	95,683	1,558,676
Commercial Vehicle Group, Inc.*	104,100	1,271,061
Douglas Dynamics, Inc.	43,700	600,875
EnPro Industries, Inc.*	34,800	1,430,280
Gorman-Rupp Co. (The)	20,400	595,272
Graco, Inc.	27,700	1,469,762
Greenbrier Cos., Inc. (The)*	57,105	1,130,108
Lincoln Electric Holdings, Inc.	6,000	271,920
Lindsay Corp.	8,500	563,295
Manitowoc Co., Inc. (The)	93,900	1,301,454
NN, Inc.*	122,500	999,600
Nordson Corp.	18,782	1,023,807
Proto Labs, Inc.*	5,480	186,813
Robbins & Myers, Inc.	46,990	2,445,830
Tennant Co.	3,655	160,820
Toro Co. (The)	10,911	775,881
Valmont Industries, Inc.	10,700	1,256,287
Wabtec Corp.	42,068	3,170,665
Woodward, Inc.	16,470	705,410

		27,652,967

Metals & Mining 0.7%
Allied Nevada Gold Corp.*	18,793	611,336
Carpenter Technology Corp.	19,767	1,032,431
Compass Minerals International, Inc.	24,700	1,771,978

		3,415,745

Multiline Retail 0.5%
Fred’s, Inc., Class A	105,700	1,544,277
Gordmans Stores, Inc.*	41,675	915,600

		2,459,877

Multi-Utilities 0.8%
Avista Corp.	93,547	2,392,932
CMS Energy Corp.	67,500	1,485,000

		3,877,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Office Electronics 0.2%
Zebra Technologies Corp., Class A*	25,647	$1,056,143

Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*	252,900	789,048
Concho Resources, Inc.*	9,400	959,552
Energen Corp.	27,098	1,331,867
Energy Partners Ltd.*	74,200	1,232,462
Gulfport Energy Corp.*	24,700	719,264
Kodiak Oil & Gas Corp.*	341,553	3,401,868
Northern Oil and Gas, Inc.*	84,600	1,754,604
Oasis Petroleum, Inc.*	36,700	1,131,461
Rex Energy Corp.*	51,498	549,999
Sanchez Energy Corp.*	6,200	139,190
SM Energy Co.	10,915	772,454
Swift Energy Co.*	43,900	1,274,417

		14,056,186

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.	28,500	968,145
Louisiana-Pacific Corp.*	110,923	1,037,130

		2,005,275

Personal Products 0.7%
Elizabeth Arden, Inc.*	41,048	1,435,859
Nu Skin Enterprises, Inc., Class A	29,675	1,718,479

		3,154,338

Pharmaceuticals 0.4%
Medicines Co. (The)*	73,391	1,472,957
Salix Pharmaceuticals Ltd.*	10,670	560,175

		2,033,132

Professional Services 1.1%
Acacia Research Corp.*	41,435	1,729,497
Advisory Board Co. (The)*	17,144	1,519,301
Exponent, Inc.*	31,700	1,538,084
On Assignment, Inc.*	34,020	594,330

		5,381,212

Real Estate Investment Trusts (REITs) 4.1%
American Assets Trust, Inc.	83,772	1,910,002
American Capital Agency Corp.	39,900	1,178,646
Campus Crest Communities, Inc.	98,305	1,146,236
Colony Financial, Inc.	71,857	1,177,018
Entertainment Properties Trust	29,700	1,377,486
Government Properties Income Trust	44,700	1,077,717
LaSalle Hotel Properties	50,398	1,418,200
MFA Financial, Inc.	243,117	1,816,084
National Health Investors, Inc.	26,000	1,268,280
One Liberty Properties, Inc.	73,770	1,349,991
PS Business Parks, Inc.	29,700	1,946,538
Summit Hotel Properties, Inc.	252,312	1,912,525
Taubman Centers, Inc.	20,949	1,528,229
Winthrop Realty Trust	64,019	741,980

		19,848,932

Road & Rail 0.6%
Genesee & Wyoming, Inc., Class A*	5,000	272,900
Quality Distribution, Inc.*	70,091	965,854
Saia, Inc.*	94,100	1,600,641

		2,839,395

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc.*	140,200	1,839,424
Cirrus Logic, Inc.*	40,750	969,850
GT Advanced Technologies, Inc.*	109,600	906,392
Hittite Microwave Corp.*	22,700	1,232,837
Integrated Silicon Solution, Inc.*	118,300	1,320,228
Monolithic Power Systems, Inc.*	54,810	1,078,113
PMC-Sierra, Inc.*	178,100	1,287,663
RF Micro Devices, Inc.*	315,100	1,569,198
Semtech Corp.*	32,262	918,177
Teradyne, Inc.*	65,670	1,109,166
Volterra Semiconductor Corp.*	33,478	1,152,145

		13,383,193

Software 5.4%
Actuate Corp.*	275,500	1,730,140
Ariba, Inc.*	49,031	1,603,804
Aspen Technology, Inc.*	87,810	1,802,739
Blackbaud, Inc.	25,300	840,719
BroadSoft, Inc.*	32,891	1,258,081
CommVault Systems, Inc.*	34,949	1,734,868
FactSet Research Systems, Inc.	7,000	693,280
Fortinet, Inc.*	54,590	1,509,414
Guidewire Software, Inc.*	4,420	136,048
Imperva, Inc.*	12,176	476,690
Jive Software, Inc.*	7,267	197,372
Mentor Graphics Corp.*	105,200	1,563,272
MICROS Systems, Inc.*	27,640	1,528,216
NetSuite, Inc.*	40,724	2,048,010
QLIK Technologies, Inc.*	14,760	472,320
Solera Holdings, Inc.	28,700	1,317,043
Sourcefire, Inc.*	27,073	1,303,024
Synchronoss Technologies, Inc.*	45,970	1,467,362
Tangoe, Inc.*	31,230	587,436
TeleCommunication Systems, Inc., Class A*	400,300	1,112,834
TIBCO Software, Inc.*	43,770	1,334,985
Ultimate Software Group, Inc.*	20,940	1,534,483

		26,252,140

Specialty Retail 5.7%
Aaron’s, Inc.	43,250	1,120,175
American Eagle Outfitters, Inc.	93,300	1,603,827
Asbury Automotive Group, Inc.*	37,820	1,021,140
Ascena Retail Group, Inc.*	27,981	1,240,118
Express, Inc.*	67,588	1,688,348
Genesco, Inc.*	18,702	1,339,998
Haverty Furniture Cos., Inc.	9,857	109,413
Hibbett Sports, Inc.*	54,800	2,989,340
Lithia Motors, Inc., Class A	62,700	1,642,740
Mattress Firm Holding Corp.*	28,960	1,097,584
Pier 1 Imports, Inc.*	66,700	1,212,606
Sally Beauty Holdings, Inc.*	154,400	3,829,120
Sonic Automotive, Inc., Class A	90,300	1,617,273
Stage Stores, Inc.	69,697	1,131,879
Tractor Supply Co.	13,200	1,195,392
Ulta Salon Cosmetics & Fragrance, Inc.	20,990	1,949,761
Vitamin Shoppe, Inc.*	42,795	1,891,967
Zumiez, Inc.*	19,230	694,396

		27,375,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)
	Shares	Market Value
UNITED STATES (continued)
Textiles, Apparel & Luxury Goods 1.1%
G-III Apparel Group Ltd.*	46,000	$1,307,320
PVH Corp.	14,082	1,257,945
Steven Madden Ltd.*	44,630	1,907,933
Under Armour, Inc., Class A*	8,280	778,320
Wolverine World Wide, Inc.	3,000	111,540

		5,363,058

Thrifts & Mortgage Finance 2.7%
Berkshire Hills Bancorp, Inc.	68,500	1,570,020
BofI Holding, Inc.*	65,063	1,111,276
Brookline Bancorp, Inc.	202,700	1,899,299
Capitol Federal Financial, Inc.	103,700	1,229,882
Dime Community Bancshares, Inc.	31,450	459,485
HomeStreet, Inc.*	29,706	825,827
MGIC Investment Corp.*	184,000	912,640
Rockville Financial, Inc.	111,100	1,294,315
United Financial Bancorp, Inc.	88,664	1,402,664
ViewPoint Financial Group	32,000	492,160
Walker & Dunlop, Inc.*	122,103	1,538,498
Westfield Financial, Inc.	52,800	417,648

		13,153,714

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	45,550	1,873,471
Beacon Roofing Supply, Inc.*	54,501	1,403,946
DXP Enterprises, Inc.*	27,948	1,215,459
H&E Equipment Services, Inc.*	106,954	2,023,570
TAL International Group, Inc.	23,720	870,761
United Rentals, Inc.*	27,200	1,166,608
Watsco, Inc.	3,200	236,928

		8,790,743

Water Utilities 0.2%
American States Water Co.	28,300	1,022,762

		434,658,356

Total Common Stocks (cost $415,482,601)		464,310,218

Preferred Stocks 0.0%†
	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	100,042
Glam Media, Inc., Escrow, Series M-1*(a)	2,754	9,291

		109,333

Total Preferred Stocks (cost $109,333)		109,333

Corporate Bonds 0.0%†
	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13(a)	$42,256	$42,256
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13(a)	6,037	3,924

		46,180

Total Corporate Bonds (cost $46,372)		46,180

Mutual Fund 3.6%
	Shares	Market Value
Money Market Fund 3.6%
Fidelity Institutional Money Market Fund—Institutional Class, 0.26% (c)	17,191,045	17,191,045

Total Mutual Fund (cost $17,191,045)		17,191,045

Total Investments (cost $432,829,351) (d) — 99.9%		481,656,776
Other assets in excess of liabilities — 0.1%		671,667

NET ASSETS — 100.0%		$482,328,443

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $113,822 which represents 0.02% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $438,085,596, tax unrealized appreciation and depreciation were $58,090,118 and $(14,518,938), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2(a)	Level 3(a)	Total
Assets:
Common Stocks
Aerospace & Defense	$3,599,111	$—	$—	$3,599,111
Air Freight & Logistics	1,752,826	—	—	1,752,826
Auto Components	4,259,492	—	—	4,259,492
Beverages	1,366,912	—	—	1,366,912
Biotechnology	3,753,130	—	—	3,753,130
Building Products	1,916,068	—	—	1,916,068
Capital Markets	6,208,948	—	—	6,208,948
Chemicals	15,841,418	—	—	15,841,418
Commercial Banks	24,808,067	—	—	24,808,067
Commercial Services & Supplies	13,547,439	—	—	13,547,439
Communications Equipment	8,313,921	—	—	8,313,921
Computers & Peripherals	3,510,928	—	—	3,510,928
Construction & Engineering	4,599,858	—	—	4,599,858
Construction Materials	854,503	—	—	854,503
Containers & Packaging	4,129,735	—	—	4,129,735
Distributors	3,000,434	—	—	3,000,434
Diversified Consumer Services	3,757,806	—	—	3,757,806
Diversified Financial Services	2,977,589	—	—	2,977,589
Diversified Telecommunication Services	1,568,376	—	—	1,568,376
Electric Utilities	6,809,829	—	—	6,809,829
Electrical Equipment	1,848,466	—	—	1,848,466
Electronic Equipment, Instruments & Components	7,577,832	—	—	7,577,832
Energy Equipment & Services	12,026,777	677,050	—	12,703,827
Food & Staples Retailing	8,853,552	116,517	—	8,970,069
Food Products	7,181,117	—	—	7,181,117
Gas Utilities	6,087,634	—	—	6,087,634
Health Care Equipment & Supplies	15,029,358	—	—	15,029,358
Health Care Providers & Services	21,544,882	—	—	21,544,882
Health Care Technology	3,239,050	—	—	3,239,050
Hotels, Restaurants & Leisure	16,283,459	—	—	16,283,459
Household Durables	4,645,410	—	—	4,645,410
Household Products	3,081,488	—	—	3,081,488
Industrial Conglomerates	1,277,366	—	—	1,277,366
Information Technology Services	7,910,654	113,822	—	8,024,476
Insurance	21,030,825	—	—	21,030,825
Internet & Catalog Retail	131,561	—	—	131,561
Internet Software & Services	9,821,799	2	—	9,821,801
Leisure Equipment & Products	3,803,445	—	—	3,803,445
Life Sciences Tools & Services	1,718,820	—	—	1,718,820
Machinery	28,410,806	294,065	—	28,704,871
Metals & Mining	5,293,218	—	—	5,293,218
Multiline Retail	2,459,877	—	—	2,459,877
Multi-Utilities	3,877,932	—	—	3,877,932
Office Electronics	1,056,143	—	—	1,056,143
Oil, Gas & Consumable Fuels	15,938,481	—	—	15,938,481
Paper & Forest Products	3,207,063	—	—	3,207,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Asset Type (continued)	Level 1	Level 2(a)	Level 3(a)	Total
Common Stocks (continued)
Personal Products	$3,154,338	$—	$—	$3,154,338
Pharmaceuticals	2,970,348	—	—	2,970,348
Professional Services	5,381,212	—	—	5,381,212
Real Estate Investment Trusts (REITs)	19,848,932	—	—	19,848,932
Real Estate Management & Development	—	—	—	—
Road & Rail	2,839,395	—	—	2,839,395
Semiconductors & Semiconductor Equipment	16,144,523	—	—	16,144,523
Software	26,990,192	—	—	26,990,192
Specialty Retail	27,536,140	—	—	27,536,140
Textiles, Apparel & Luxury Goods	5,363,058	—	—	5,363,058
Thrifts & Mortgage Finance	13,153,714	—	—	13,153,714
Trading Companies & Distributors	8,790,743	—	—	8,790,743
Water Utilities	1,022,762	—	—	1,022,762

Total Common Stocks	$463,108,762	$1,201,456	$—	$464,310,218

Corporate Bonds
Internet Software & Services	—	42,256	3,924	46,180

Total Corporate Bonds	—	42,256	3,924	46,180

Mutual Funds	17,191,045	—	—	17,191,045
Preferred Stocks
Internet Software & Services	—	100,042	9,291	109,333

Total Preferred Stocks	—	100,042	9,291	109,333

Total	$480,299,807	$1,343,754	$13,215	$481,656,776

(a)	Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investment that transferred between levels during the fiscal period was a common stock, BancTec, Inc., valued at $84,915 as of December 31, 2011, which was transferred from Level 3 to Level 2. This transfer occurred because the investment was being fair valued on a daily basis under procedures approved by the Trust’s Board of Trustees. This common stock investment is currently being valued daily based on a broker quote. As of March 31, 2012, this investment was valued at $113,822.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bond	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/11	$—	$84,915	$155,214	$240,129
Accrued Accretion/(Amortization)	192	—	—	192
Net Realized Gain/(Loss)	—	—	(295,617)	(295,617)
Change in Unrealized Appreciation/(Depreciation)	(192)	—	295,916	295,724
Purchases*	3,924	—	9,291	13,215
Sales	—	—	(155,513)	(155,513)
Transfer Into Level 3	—	—	—	—
Transfers Out of Level 3	—	(84,915)	—	(84,915)

Balance as of 3/31/12	$3,924	$—	$9,291	$13,215

Change in Unrealized Appreciation/(Depreciation) of securities still held	$(192)	$—	$—	$(192)

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
Corporate Bonds	$3,924	Discounted cash flow	Probability of Default Expected recovery proceeds	5.0 – 20.0 40.0 – 100.0	% %
Common stocks	$—	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0 5.0 – 20.0	% %
Preferred stocks	$9,291	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0 5.0 – 20.0	% %
	$13,215
*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in corporate bonds are probability of default, loss severity in the event of default, and changes to the issuer’s credit rating. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in preferred stocks are the common stock issue, market news, regulatory proceedings, dealer quotations, fair value recommendations from the sub-adviser or changes to the issuer’s credit rating. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 3.8%

	Principal Amount	Market Value
Finance-Automotive 1.6%
Ally Auto Receivables Trust, Series 2012-2, Class A1, 0.31%, 03/15/13	$35,000,000	$35,000,000

Finance-Retail 2.2%
Arkle Master Issuer PLC, Series 2012-1A, Class 1A, 0.44%, 02/17/13(a)(b)	7,000,000	7,000,000
Fosse Master Issuer PLC, Series 2011-1A, Class A1, 0.37%, 04/18/12(a)(b)	10,000,000	10,000,000
GE Equipment Transportation LLC, Series 2012-1, Class A1, 0.39%, 03/22/13	5,000,000	5,000,000
Gracechurch Mortgage Financing PLC, Series 2011-1A, Class 1A, 0.44%, 11/20/12(a)(b)	10,000,000	10,000,000
Holmes Master Issuer PLC, Series 2012-1A, Class A1, 0.44%, 01/15/13(a)(b)	15,000,000	15,000,000

		47,000,000

Total Asset-Backed Securities (cost $82,000,000)		82,000,000

Certificates of Deposit 11.2%
Banking 11.2%
Bank of Montreal 0.29%, 05/24/12(a)	10,000,000	10,000,000
0.39%, 10/09/12(a)	30,000,000	30,000,000
Bank of Nova Scotia, Toronto, 0.39%, 05/08/12(a)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.41%, 06/06/12	10,000,000	10,000,549
0.37%, 06/11/12	35,000,000	35,000,000
Barclays Bank PLC, 0.55%, 04/30/12	20,000,000	20,000,000
Deutsche Bank AG, 0.43%, 05/09/12	25,000,000	25,000,000
Mizuho Corporate Bank-New York, 0.40%, 05/14/12	25,000,000	25,000,000
Rabobank Nederland NV, Utrecht 0.57%, 04/20/12	20,280,000	20,279,677
0.58%, 04/27/12	20,000,000	20,000,000
Royal Bank of Canada, Montreal 0.50%, 09/26/12	10,000,000	10,000,000
0.57%, 10/11/12	15,000,000	15,000,000
0.60%, 02/06/13(a)	10,000,000	10,000,000

		245,280,226

Total Certificates of Deposit (cost $245,280,226)		245,280,226

Commercial Paper 52.2%

	Principal Amount	Market Value
Banking 7.4%
Barclays US Funding Corp., 0.60%, 04/11/12	30,000,000	29,995,000
ING (U.S.) Funding LLC 0.58%, 04/05/12	20,000,000	19,998,711
0.58%, 04/11/12	18,000,000	17,997,100
0.46%, 05/14/12	72,000,000	71,960,440
Surrey Funding Corp., 0.40%, 05/08/12(b)	20,806,000	20,797,447

		160,748,698

Chemicals 1.1%
Du Pont (E.I.) de Nemours & Co., 0.15%, 04/11/12(b)	25,000,000	24,998,958

Consumer Products 0.7%
Procter & Gamble Co., 0.07%, 04/26/12(b)	15,000,000	14,999,271

Finance-Automotive 8.2%
FCAR Owner Trust
0.55%, 07/02/12	33,000,000	32,953,617
0.55%, 07/06/12	16,000,000	15,976,533
0.55%, 07/20/12	20,000,000	19,966,389
0.50%, 09/21/12	20,000,000	19,951,944
Toyota Motor Credit Corp.
0.54%, 05/07/12	50,000,000	49,973,000
0.23%, 05/08/12	11,000,000	10,997,400
0.30%, 05/21/12	29,000,000	28,987,917

		178,806,800

Finance-Commercial 7.2%
Atlantic Asset Securitization LLC, 0.20%, 04/02/12(b)	44,225,000	44,224,754
General Electric Capital Corp., 0.05%, 04/30/12	37,406,000	37,404,493
Market Street Funding LLC 0.21%, 05/17/12(b)	25,000,000	24,993,292
0.20%, 05/25/12(b)	50,047,000	50,031,986

		156,654,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)
	Principal Amount	Market Value
Finance-Retail 22.9%
Amsterdam Funding Corp.
0.25%, 04/02/12(b)	$25,000,000	$24,999,826
0.25%, 04/05/12(b)	14,490,000	14,489,598
0.25%, 04/26/12(b)	30,000,000	29,994,792
Chariot Funding LLC
0.15%, 04/09/12(b)	5,000,000	4,999,833
0.20%, 06/20/12(b)	53,984,000	53,960,007
0.21%, 06/21/12(b)	19,000,000	18,991,023
0.20%, 06/22/12(b)	30,000,000	29,986,333
Jupiter Securitization Co. LLC
0.21%, 04/09/12(b)	50,000,000	49,997,667
0.20%, 06/28/12(b)	20,000,000	19,990,222
Salisbury Receivables Co. LLC
0.30%, 04/12/12(b)	40,000,000	39,996,333
0.35%, 06/04/12(b)	10,400,000	10,393,529
Sheffield Receivables Corp.
0.45%, 04/03/12(b)	16,000,000	15,999,600
0.45%, 04/10/12(b)	50,000,000	49,994,375
0.40%, 05/10/12(b)	29,250,000	29,237,325
Windmill Funding Corp.
0.27%, 04/02/12(b)	5,000,000	4,999,962
0.25%, 04/05/12(b)	25,000,000	24,999,306
0.25%, 04/19/12(b)	78,000,000	77,990,250

		501,019,981

Food & Beverage 0.4%
Coca-Cola Company, 0.14%, 07/16/12(b)	9,054,000	9,050,268

Oil & Oil Finance 3.0%
ConocoPhillips Qatar Funding Ltd. 0.16%, 04/16/12(b)	35,000,000	34,997,667
0.17%, 04/20/12(b)	30,365,000	30,362,275

		65,359,942

Pharmaceuticals and Health Care 1.3%
Novartis Securities Investment Ltd., 0.20%, 07/09/12(b)	3,985,000	3,982,808
Sanofi-Aventis SA, 0.13%, 04/13/12(b)	25,000,000	24,998,917

		28,981,725

Total Commercial Paper (cost $1,140,620,168)		1,140,620,168

Corporate Bonds 4.8%

	Principal Amount	Market Value
Banking 2.2%
Bank of America N.A., 0.44%, 06/05/12	30,000,000	30,000,000
Barclays Bank PLC, 0.59%, 05/21/12(a)	18,000,000	17,998,932

		47,998,932

Finance-Commercial 1.7%
General Electric Capital Corp. 5.00%, 04/10/12	4,400,000	4,404,792
0.59%, 06/12/12(a)	16,400,000	16,397,136
6.00%, 06/15/12	4,025,000	4,070,676
5.25%, 10/19/12	12,147,000	12,442,850

		37,315,454

Insurance 0.9%
Metropolitan Life Insurance Co., 0.76%, 02/14/13(c)	20,000,000	20,000,000

Total Corporate Bonds (cost $105,314,386)		105,314,386

Municipal Bonds 5.3%
	Principal Amount	Market Value
Alaska 1.8%
Alaska State Housing Finance Corp., 0.17%, 04/05/12(a)	40,315,000	40,315,000

District of Columbia 0.5%
Metropolitan Washington, DC Airports Authority, 0.27%, 04/05/12(a)(b)	10,790,000	10,790,000

Florida 0.7%
Hillsborough County, FL Aviation Authority, 0.27%, 04/05/12(a)(b)	14,500,000	14,500,000

Texas 2.3%
University of Texas System Board of Regents, 0.13%, 04/05/12(a)	50,000,000	50,000,000

Total Municipal Bonds (cost $115,605,000)		115,605,000

U.S. Government Sponsored & Agency Obligations 1.1%

	Principal Amount	Market Value
Government Agency Securities 1.1%
Federal Home Loan Banks 0.13%, 08/16/12	$15,000,000	$14,997,322
0.40%, 08/17/12	10,000,000	10,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $24,997,322)		24,997,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Money Market Fund

Mutual Funds 10.7%

	Shares	Market Value
Asset Management 10.7%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.20% (d)	$110,437,918	$110,437,918
Federated Prime Obligations Fund, Institutional Shares, 0.20% (d)	122,239,658	122,239,658

Total Mutual Funds (cost $232,677,576)		232,677,576

U.S. Treasury Notes 9.4%

	Principal Amount	Market Value
U.S. Treasury Note, 0.50%, 11/30/12	25,000,000	25,059,327
U.S. Treasury Notes
0.38%, 09/30/12	30,000,000	30,040,863
0.63%, 07/31/12	10,000,000	10,017,640
1.38%, 01/15/13	50,000,000	50,460,149
1.50%, 07/15/12	35,000,000	35,142,142
1.75%, 04/15/13	30,000,000	30,465,530
4.75%, 05/31/12	25,000,000	25,186,190

Total U.S. Treasury Notes (cost $206,371,841)		206,371,841

Total Investments (cost $2,152,866,519) (e) — 98.5%		2,152,866,519
Other assets in excess of liabilities — 1.5%		32,971,856

NET ASSETS — 100.0%		$2,185,838,375

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $851,747,624 which represents 38.97% of net assets.
(c)	Security considered illiquid and restricted. The total value of such securities as of March 31, 2012 was $20,000,000 and represented 0.91% of Net Assets.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $2,152,866,519, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$82,000,000	$—	$82,000,000
Certificates of Deposit	—	245,280,226	—	245,280,226
Commercial Paper	—	1,140,620,168	—	1,140,620,168
Corporate Bonds	—	105,314,386	—	105,314,386
Municipal Bonds	—	115,605,000	—	115,605,000
Mutual Funds	232,677,576	—	—	232,677,576
U.S. Government Sponsored & Agency Obligations	—	24,997,322	—	24,997,322
U.S. Treasury Notes	—	206,371,841	—	206,371,841

Total	$232,677,576	$1,920,188,943	$—	$2,152,866,519

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 7.5%

	Principal Amount	Market Value
Auto Floor Plan 0.5%
Ally Master Owner Trust Series 2011-3, Class A2, 1.81%, 05/15/16	$365,000	$370,256
Series 2012-1, Class A2, 1.44%, 02/15/17	510,000	511,506
Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.50%, 09/15/15	330,000	332,972

		1,214,734

Automobile 5.8%
Ally Auto Receivables Trust, Series 2012-1, Class A1, 0.49%, 01/15/13	478,221	478,717
AmeriCredit Automobile Receivables Trust
Series 2010-4, Class A2, 0.96%, 05/08/14	123,816	123,842
Series 2010-4, Class B, 1.99%, 10/08/15	255,000	257,360
Series 2011-3, Class B, 2.28%, 06/08/16	475,000	482,800
Series 2012-1, Class A1, 0.45%, 02/08/13	729,672	730,220
BMW Vehicle Owner Trust,
Series 2011-A, Class A1, 0.31%, 09/25/12	26,834	26,840
CarMax Auto Owner Trust
Series 2010-1, Class A3, 1.56%, 07/15/14	166,198	166,930
Series 2012-1, Class A1, 0.38%, 02/15/13	666,927	667,080
DT Auto Owner Trust
Series 2009-1, Class A1, 2.98%, 10/15/15(a)	122,183	122,594
Series 2010-1A, Class B, 2.36%, 04/15/13(a)	99,073	99,097
Series 2011-3A, Class A, 1.40%, 08/15/14(a)	295,954	296,030
Ford Credit Auto Lease Trust,
Series 2012-A, Class A1, 0.36%, 03/15/13(a)	746,332	747,542
Honda Auto Receivables Owner Trust
Series 2011-3, Class A1, 0.40%, 10/22/12	334,985	335,194
Series 2012-1, Class A1, 0.41%, 03/15/13	800,294	801,546
Huntington Auto Trust,
Series 2012-1, Class A1, 0.34%, 03/15/13	940,000	941,267
Hyundai Auto Receivables Trust,
Series 2012-A, Class A1, 0.30%, 03/15/13	710,000	710,863
MMCA Automobile Trust,
Series 2012-A, Class A1,
0.60%, 02/04/13(a)	574,281	575,082
Nissan Auto Receivables Owner Trust
Series 2009-1, Class A3,
5.00%, 09/15/14	55,971	56,423
Series 2012-A, Class A1,
0.36%, 03/15/13	1,498,331	1,500,389
Prestige Auto Receivables Trust,
Series 2011-1A, Class A3,
1.90%, 08/17/15(a)	510,000	512,359
Santander Drive Auto Receivables Trust
Series 2010-2, Class A2,
0.95%, 08/15/13	119,077	119,096
Series 2010-A, Class A2,
1.37%, 08/15/13(a)	296,808	297,269
Series 2010-B, Class A2,
1.01%, 07/15/13(a)	190,472	190,587
Series 2011-2, Class B,
2.66%, 01/15/16	210,000	210,957
Series 2011-3, Class B, 2.50%, 12/15/15	520,000	526,572
Series 2011-4, Class A1, 0.42%, 10/15/12	242,785	242,824
Series 2012-1, Class B, 2.72%, 05/16/16	360,000	366,076
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	160,245
SMART Trust
Series 2011-1USA, Class A2A, 1.18%, 04/14/13(a)	156,699	156,705
Series 2011-2USA, Class A4A, 2.31%, 04/14/17(a)	530,000	536,383
Series 2012-1USA, Class A1, 0.48%, 03/14/13(a)	450,000	450,318
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(a)	330,000	328,086
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A1, 0.44%, 01/22/13	403,179	403,666
World Omni Auto Receivables Trust,
Series 2011-B, Class A1, 0.41%, 11/15/12	238,042	238,162

		13,859,121

Home Equity 0.1%
Provident Bank Home Equity Loan Trust,
Series 2000-2, Class A1, 0.78%, 08/25/31(b)	78,527	42,990
Renaissance Home Equity Loan Trust
Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	32,489	19,565
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	120,000	48,227

		110,782

Other 0.5%
Countrywide Asset-Backed Certificates,
Series 2007-4, Class A2, 5.53%, 09/25/37(b)	300,000	266,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Credit-Based Asset Servicing and Securitization LLC,
Series 2002-CB2, Class A2,
1.34%, 04/25/32(b)	$408,350	$319,304
Federal National Mortgage Association Grantor Trust,
Series 2003-T4, Class 2A5,
5.41%, 09/26/33(c)	71,525	75,501
John Deere Owner Trust,
Series 2012-A, Class A1,
0.38%, 03/15/13	570,000	570,306

		1,231,696

Student Loan 0.6%
SLM Student Loan Trust
Series 2011-A, Class A2,
4.37%, 04/17/28(a)	255,000	264,455
Series 2011-B, Class A2,
3.74%, 02/15/29(a)	655,000	661,124
Series 2012-A, Class A2,
3.83%, 01/17/45(a)	480,000	478,379

		1,403,958

Total Asset-Backed Securities (cost $17,574,707)		17,820,291

Collateralized Mortgage Obligations 7.4%
	Principal Amount	Market Value
American General Mortgage Loan Trust,
Series 2010-1A, Class A1,
5.15%, 03/25/58(a)(b)	100,194	102,994
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2, 2.72%, 10/25/34(b)	37,235	34,782
Series 2005-7, Class 1A4, 7.50%, 08/25/35	110,476	112,221
Series 2007-3, Class 1A1, 6.00%, 09/25/37	373,806	329,896
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class 1A9,
5.75%, 06/25/36	165,189	160,403
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1, 0.54%, 03/25/35(b)	374,352	224,208
Series 2006-1, Class A2, 6.00%, 03/25/36	137,149	112,737
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
Series 2003-4XS, Class A6A,
4.82%, 10/25/33(c)	98,680	96,814
FDIC Structured Sale Guaranteed Notes,
Series 2010-L2A, Class A, 3.00%, 09/30/19(a)	395,395	397,754
FDIC Trust
Series 2011-R1, Class A, 2.67%, 07/25/26(a)	694,850	713,252
Series 2011-R1, Class A, 2.18%, 05/25/50(a)	173,298	173,094
Federal Home Loan Mortgage Co.
Multifamily Structured Pass Through Certificates
Series K702, Class X1,
1.56%, 02/25/18(b)	5,545,315	419,785
Series K014, Class X1,
1.28%, 04/25/21(b)	1,585,837	138,205
Series KAIV, Class A2,
3.99%, 06/25/46	415,000	451,953
Federal Home Loan Mortgage Corp.
Reference REMIC, Series R006, Class ZA,
6.00%, 04/15/36	341,981	398,227
Federal Home Loan Mortgage Corp.
REMICS
Series 3640, Class JA,
1.50%, 03/15/15	506,935	509,497
Series , Class ,
0.00%, 08/25/16	3,495,000	204,056
Series 1103, Class N,
1156.50%, 06/15/21	4	85
Series 3558, Class G,
4.00%, 08/15/24	485,000	525,069
Series 3123, Class HT,
5.00%, 03/15/26	125,000	139,912
Series 3150, Class EQ,
5.00%, 05/15/26	120,000	134,849
Series 2129, Class SG,
6.75%, 06/17/27(b)	570,428	121,179
Series 3599, Class DY,
4.50%, 11/15/29	420,000	462,531
Series 3653, Class B,
4.50%, 04/15/30	405,000	443,584
Series 2557, Class IW,
6.00%, 04/15/32	91,028	1,963
Series 2649, Class IM,
7.00%, 07/15/33	174,192	38,235
Series 2725, Class TA,
4.50%, 12/15/33	20,000	21,644
Series 3704, Class DC,
4.00%, 11/15/36	182,292	194,770
Federal National Mortgage Association Grantor Trust
Series 2001-T5, Class A2,
6.99%, 02/19/30(b)	222,933	260,227
Series 2001-T5, Class A3,
7.50%, 06/19/30(b)	155,324	185,294
Series 2001-T4, Class A1,
7.50%, 07/25/41	177,753	206,763
Series 2001-T10, Class A2,
7.50%, 12/25/41	395,520	457,203
Federal National Mortgage Association Interest Strip
Series 207, Class 2,
8.00%, 02/01/23	126,345	28,110
Series 264, Class 2,
8.00%, 07/01/24	284,847	62,598
Series 267, Class 2,
8.50%, 10/01/24	300,283	58,133
Series 274, Class 2,
8.50%, 10/01/25	273,959	53,753
Series 277, Class 2,
7.50%, 04/01/27	154,141	34,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations 7.4%— (continued)

	Principal Amount	Market Value
Federal National Mortgage Association
REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	$110,000	$121,153
Series 2009-71, Class MB,
4.50%, 09/25/24	180,000	198,391
Series 2004-70, Class EB,
5.00%, 10/25/24	205,000	224,379
Series 1997-61, Class PK,
8.00%, 08/18/27	208,118	49,380
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	136,272
Series 2009-96, Class DB,
4.00%, 11/25/29	535,000	574,932
Series 2003-82, Class IA,
6.00%, 08/25/32	11,050	40
Series 2003-32, Class UI,
6.00%, 05/25/33	393,979	66,441
Series 2003-35, Class UI,
6.50%, 05/25/33	125,673	24,996
Series 2003-41, Class IB,
7.00%, 05/25/33	348,285	65,516
Series 2003-44, Class IB,
6.00%, 06/25/33	120,654	22,969
Series 2010-85, Class NJ,
4.50%, 08/25/40	545,358	584,175
Federal National Mortgage Association
Whole Loan, Series 2004-W2, Class 2A2,
7.00%, 02/25/44	295,374	337,464
Federal National Mortgage Association-
Aces, Series 2006-M2, Class A2F,
5.26%, 05/25/20(b)	40,000	45,413
FREMF Mortgage Trust
Series 2010-K7, Class B,
5.44%, 04/25/20(a)(b)	565,000	597,971
Series 2011-K702, Class B,
4.77%, 04/25/44(a)(b)	410,000	422,824
Series 2011-K14, Class B,
5.16%, 02/25/47(a)(b)	185,000	190,169
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR2, Class 4A,
4.95%, 05/25/35(b)	97,884	91,679
Government National Mortgage Association
Series 2010-14, Class A,
4.50%, 06/16/39	173,320	190,678
Series 2011-127, Class IO,
1.56%, 03/16/47(b)	2,714,050	212,638
Series 2011-67, Class B,
3.86%, 10/16/47(b)	270,000	291,555
Gracechurch Mortgage Financing PLC,
Series 2006-1, Class A6,
0.59%, 11/20/56(a)(b)	286,993	286,041
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2,
7.50%, 01/25/36(a)	205,510	205,490
Series 2006-RP1, Class 1A3,
8.00%, 01/25/36(a)	89,405	91,196
Series 2006-RP1, Class 1A4,
8.50%, 01/25/36(a)	367,199	381,117
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2,
5.07%, 09/25/35(b)	195,000	165,110
Series 2005-A8, Class 1A1,
5.33%, 11/25/35(b)	112,574	106,010
Series 2006-A6, Class 1A2,
2.76%, 10/25/36(b)	13,378	10,529
JPMorgan Reremic, Series 2010-2, Class 2A1,
2.64%, 03/21/37(a)(b)	151,704	148,318
Mastr Reperforming Loan Trust, Series
2005-1, Class 1A3,
7.00%, 08/25/34(a)	262,129	267,921
NCUA Guaranteed Notes
Series 2010-R1, Class 2A,
1.84%, 10/07/20	944,092	955,081
Series 2010-R3, Class 3A,
2.40%, 12/08/20	342,247	347,647
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3,
1.16%, 10/25/34(b)	133,384	127,539
Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-5, Class 5A4,
5.23%, 06/25/36(b)	41,204	3,262
Structured Asset Securities Corp.
Series 2003-34A, Class 6A,
2.59%, 11/25/33(b)	466,891	438,173
Series 2005-6, Class B2,
5.25%, 05/25/35(b)	265,053	7,511
WaMu Mortgage Pass Through Certificates
Series 2006-AR14, Class 1A4,
2.28%, 11/25/36(b)	218,559	153,958
Series 2007-HY3, Class 4A1,
2.64%, 03/25/37(b)	374,012	296,895
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1,
2.68%, 09/25/34(b)	102,102	101,895
Series 2005-AR2, Class 2A1,
2.62%, 03/25/35(b)	184,715	170,989
Series 2006-AR6, Class 7A1,
5.04%, 03/25/36(b)	159,178	156,587
Series 2006-3, Class A1,
5.50%, 03/25/36	210,627	209,092
Series 2006-AR4, Class 1A1,
5.77%, 04/25/36(b)	350,736	302,808
Series 2006-AR10, Class 5A1,
2.72%, 07/25/36(b)	276,930	211,626

Total Collateralized Mortgage Obligations (cost $16,234,321)		17,603,943

Commercial Mortgage Backed Securities 3.9%
	Principal Amount	Market Value
Asset Securitization Corp., Series 1997-D5, Class A3 6.63%, 02/14/43(b)	70,000	70,981
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class SBB, 5.86%, 03/11/32(a)	81,859	84,903
Series 2003-1, Class SBE, 6.77%, 03/11/32(a)	151,439	158,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities 3.9%— (continued)_

	Principal Amount	Market Value
Series 2005-1, Class A3, 4.88%, 11/10/42	$77,804	$77,762
Series 2005-1, Class A4, 5.08%, 11/10/42(b)	175,000	180,358
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	236,981
Series 2008-1, Class A4, 6.20%, 02/10/51(b)	335,000	390,665
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2, Class D, 6.94%, 02/15/35(a)	130,000	129,891
Series 2005-PWR9, Class A4B, 4.94%, 09/11/42	35,000	36,949
Series 2006-PW11, Class A1, 5.27%, 03/11/39	50,096	50,082
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class F 7.37%, 06/19/29(a)	28,447	28,554
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	145,000	164,129
Commercial Mortgage Asset Trust Series 1999-C1, Class D, 7.35%, 01/17/32(b)	95,000	102,470
Series 1999-C1, Class C, 7.35%, 01/17/32(b)	30,000	32,260
Commercial Mortgage Pass Through Certificates Series 2003-LB1A, Class A2, 4.08%, 06/10/38	240,000	246,234
Series 2011-THL, Class A, 3.38%, 06/09/28(a)	340,000	346,461
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37(b)	55,000	55,369
Series 2002-CKS4, Class B, 5.33%, 11/15/36	145,000	146,266
Series 2002-CP3, Class C, 5.51%, 07/15/35(b)	265,000	265,209
CS First Boston Mortgage Securities Corp. Series 2003-CPN1, Class A2, 4.60%, 03/15/35	8,957	9,117
Series 2005-C2, Class A3, 4.69%, 04/15/37	227,568	237,018
Series 2005-C4, Class A3, 5.12%, 08/15/38(b)	73,729	73,908
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D 7.12%, 11/18/29	14,907	14,954
GE Capital Commercial Mortgage Corp. Series 2003-C2, Class F, 5.50%, 07/10/37(a)(b)	45,000	45,344
Series 2005-C3, Class A4, 5.05%, 07/10/45(b)	9,402	9,400
Series 2005-C4, Class A4, 5.30%, 11/10/45(b)	240,000	266,978
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	167,878	169,723
GS Mortgage Securities Corp. II Series 2004-GG2, Class A4, 4.96%, 08/10/38	53,256	53,944
Series 2011-ALF, Class A, 2.72%, 02/10/21(a)	324,900	330,618
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2, Class A2, 5.05%, 12/12/34	300,901	305,434
Series 2002-C2, Class B, 5.21%, 12/12/34(b)	85,000	86,106
Series 2002-C3, Class A2, 4.99%, 07/12/35	146,639	149,093
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	46,004
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	166,633
Series 2006-CB15, Class A4, 5.81%, 06/12/43(b)	385,000	434,659
Series 2006-LDP7, Class AJ, 5.87%, 04/15/45(b)	160,000	141,078
Series 2007-CB20, Class AJ, 6.09%, 02/12/51(b)	115,000	99,447
Series 2010-CNTR, Class A2, 4.31%, 08/05/32(a)	405,000	425,174
Series 2011-C3, Class A4, 4.72%, 02/15/46(a)	545,000	601,578
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class C, 4.76%, 04/15/37	135,000	139,876
Series 2004-C2, Class A3, 3.97%, 03/15/29	52,459	53,390
Series 2004-C7, Class A1A, 4.48%, 10/15/29	43,005	44,868
Series 2005-C1, Class A3, 4.55%, 02/15/30	20,278	20,282
Series 2005-C2, Class AAB, 5.01%, 04/15/30	24,039	24,985
Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4, 5.24%, 11/12/35(b)	180,000	189,824
Series 2005-CIP1, Class A2, 4.96%, 07/12/38	189,409	192,199
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(b)	240,000	253,884
Series 2008-C1, Class A4, 5.69%, 02/12/51	535,000	609,503
Morgan Stanley Capital I Series 2006-IQ12, Class AM, 5.37%, 12/15/43	55,000	56,784
Series 2012-C4, Class A4, 3.24%, 03/15/45	535,000	532,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45(a)	$375,000	$419,261
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class C, 4.71%, 02/11/36	100,000	98,836
Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	50,000	48,658

Total Commercial Mortgage Backed Securities (cost $8,692,348)		9,155,519

Convertible Corporate Bonds 0.1%

	Principal Amount	Market Value
Capital Markets 0.0%†
E*Trade Financial Corp.,
0.00%, 08/31/19	60,000	64,350

Marine 0.1%
Horizon Lines, Inc.,
6.00%, 04/15/17	218,182	173,836

Total Convertible Corporate Bonds (cost $211,183)		238,186

Coporate Bonds 44.6%

	Principal Amount	Market Value
Airlines 0.5%
Continental Airlines Pass Through Trust
Series 2007-1, 7.34%, 04/19/14	76,586	77,734
Series 2006-1, Class G, 0.83%, 06/02/15(b)	213,448	204,910
Series 1992-2, Class B, 7.57%, 09/15/21	40,610	40,151
Series 2012-1, 4.15%, 10/11/25	160,000	156,800
Delta Air Lines 2002-1 Class G-2 Pass Through Trust,
Series 2002-1, 6.42%, 01/02/14	205,000	207,050
Delta Air Lines, Inc.,
12.25%, 03/15/15(a)	195,000	210,112
UAL 2007-1 Pass Through Trust,
Series B, 7.34%, 07/02/19	232,288	231,127

		1,127,884

Auto Components 0.3%
Accuride Corp.,
9.50%, 08/01/18	125,000	131,250
Allison Transmission, Inc.,
7.13%, 05/15/19(a)	230,000	238,050
Titan International, Inc.,
7.88%, 10/01/17	160,000	170,400
UCI International, Inc.,
8.63%, 02/15/19	160,000	164,400

		704,100

Automobiles 0.4%
Hyva Global BV,
8.63%, 03/24/16(a)	600,000	514,500
Volvo Treasury AB,
5.95%, 04/01/15(a)	445,000	476,678

		991,178

Beverages 1.0%
Anheuser-Busch Cos. LLC,
5.50%, 01/15/18	195,000	229,489
CEDC Finance Corp. International, Inc.
8.88%, 12/01/16(a)	200,000	202,722
9.13%, 12/01/16(a)	505,000	376,225
Corp. Lindley SA,
6.75%, 11/23/21(a)	200,000	213,000
Heineken NV,
3.40%, 04/01/22(a)	405,000	402,015
PepsiCo, Inc.,
2.75%, 03/05/22	100,000	97,297
Pernod-Ricard SA
5.50%, 01/15/42(a)	190,000	191,010
2.95%, 01/15/17(a)	615,000	621,229

		2,332,987

Biotechnology 0.3%
Gilead Sciences, Inc.
3.05%, 12/01/16	190,000	198,812
4.40%, 12/01/21	475,000	498,595

		697,407

Building Products 0.4%
Desarrolladora Homex SAB de CV,
9.75%, 03/25/20(a)	350,000	371,000
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(a)	325,000	359,125
Urbi Desarrollos Urbanos SAB de CV,
9.75%, 02/03/22(a)	150,000	159,000

		889,125

Capital Markets 2.4%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	540,000	657,822
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	275,000	303,633
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	43,832
E*Trade Financial Corp.,
12.50%, 11/30/17	620,250	721,816
Goldman Sachs Group, Inc. (The)
5.63%, 01/15/17	500,000	525,188
5.75%, 01/24/22	455,000	468,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Capital Markets (continued)
Marsico Holdings LLC/Marsico Co. Notes Corp.,
10.63%, 01/15/20(a)	$130,776	$30,405
Merrill Lynch & Co., Inc.
0.71%, 06/05/12(b)	610,000	609,844
6.40%, 08/28/17	450,000	490,741
Morgan Stanley
0.77%, 01/09/14(b)	645,000	613,389
6.63%, 04/01/18	450,000	473,856
Nuveen Investments, Inc.,
10.50%, 11/15/15	235,000	243,519
Oppenheimer Holdings, Inc.,
8.75%, 04/15/18	250,000	255,000
Pindo Deli Finance,
0.00%, 04/28/25(a)(b)(d)(g)(h)	901,231	18,025
TD Ameritrade Holding Corp.,
4.15%, 12/01/14	310,000	331,174

		5,786,321

Chemicals 1.3%
Braskem America Finance Co.,
7.13%, 07/22/41(a)	1,125,000	1,128,938
CF Industries, Inc.
6.88%, 05/01/18	165,000	190,369
7.13%, 05/01/20	205,000	244,206
Ecolab, Inc.,
4.35%, 12/08/21	295,000	312,734
LyondellBasell Industries NV,
5.00%, 04/15/19(a)	205,000	205,000
MacDermid, Inc.,
9.50%, 04/15/17(a)	310,000	321,625
Mosaic Co. (The),
3.75%, 11/15/21	295,000	300,048
Taminco Global Chemical Corp.,
9.75%, 03/31/20(a)	320,000	332,800

		3,035,720

Commercial Banks 2.9%
Banco Latinoamericano de Comercio Exterior SA,
3.75%, 04/04/17(a)	750,000	750,143
BanColombia SA,
5.95%, 06/03/21	300,000	317,625
Bangkok Bank PCL,
4.80%, 10/18/20(a)	130,000	130,740
Bank of America NA,
6.10%, 06/15/17	140,000	149,585
Bank of Montreal,
2.50%, 01/11/17	400,000	407,913
Bank of New York Mellon Corp. (The),
4.50%, 04/01/13	90,000	93,483
BB&T Corp.,
2.15%, 03/22/17	350,000	348,983
Capital One Financial Corp.,
2.15%, 03/23/15	350,000	350,540
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
3.88%, 02/08/22	320,000	309,463
Credit Suisse - New York,
6.00%, 02/15/18	150,000	162,422
Eksportfinans ASA,
2.38%, 05/25/16	525,000	462,760
HSBC USA, Inc.,
2.38%, 02/13/15	300,000	302,057
Korea Development Bank (The),
3.50%, 08/22/17	230,000	233,701
Lloyds Banking Group PLC
5.92%, 10/01/15(a)(e)	350,000	234,500
6.66%, 05/21/37(a)(e)	310,000	213,900
Lloyds TSB Bank PLC,
4.20%, 03/28/17	250,000	251,878
NB Capital Trust IV,
8.25%, 04/15/27	170,000	173,400
PNC Funding Corp.,
3.30%, 03/08/22	335,000	331,411
Rabobank, Nederland NV,
11.00%, 06/30/19(a)(e)	315,000	400,050
Wachovia Capital Trust III,
5.57%, 05/04/12(e)	285,000	269,325
Wachovia Corp.,
5.50%, 05/01/13	575,000	603,879
Wells Fargo & Co.,
3.50%, 03/08/22	345,000	339,642

		6,837,400

Commercial Services & Supplies 1.0%
Casella Waste Systems, Inc.,
11.00%, 07/15/14	150,000	160,500
Cenveo Corp.,
8.88%, 02/01/18	250,000	237,500
Covanta Holding Corp.,
6.38%, 10/01/22	65,000	66,039
DynCorp International, Inc.,
10.38%, 07/01/17	305,000	264,969
EnergySolutions, Inc./EnergySolutions LLC,
10.75%, 08/15/18	300,000	309,750
Geo Group, Inc. (The),
6.63%, 02/15/21	175,000	183,094
Monitronics International, Inc.,
9.13%, 04/01/20(a)	140,000	141,750
Nord Anglia Education (UK) Holdings PLC,
10.25%, 04/01/17(a)	825,000	844,590
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
10.75%, 08/01/16	240,000	258,300

		2,466,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment 0.4%
Avaya, Inc.,
10.13%, 11/01/15	$250,000	$247,500
Brightstar Corp.,
9.50%, 12/01/16(a)	225,000	234,000
Nokia OYJ
5.38%, 05/15/19	185,000	182,914
6.63%, 05/15/39	325,000	310,517

		974,931

Computers & Peripherals 0.6%
Hewlett-Packard Co.
2.60%, 09/15/17	515,000	514,683
4.65%, 12/09/21	755,000	789,832

		1,304,515

Consumer Finance 1.3%
Ally Financial, Inc.
5.50%, 02/15/17	85,000	85,101
7.50%, 09/15/20	165,000	178,200
American Express Credit Corp.,
2.38%, 03/24/17	325,000	325,500
Discover Financial Services,
10.25%, 07/15/19	415,000	544,812
Ford Motor Credit Co. LLC
7.50%, 08/01/12	290,000	294,326
6.63%, 08/15/17	305,000	337,981
5.88%, 08/02/21	200,000	215,718
HSBC Finance Corp.,
6.68%, 01/15/21	155,000	165,452
International Lease Finance Corp.
6.50%, 09/01/14(a)	530,000	559,812
4.88%, 04/01/15	420,000	415,718

		3,122,620

Containers & Packaging 0.2%
ARD Finance SA,
11.13%, 06/01/18(a)	211,928	208,749
Rock-Tenn Co.,
4.45%, 03/01/19(a)	215,000	215,966

		424,715

Diversified Financial Services 3.7%
Alta Wind Holdings LLC,
7.00%, 06/30/35(a)	94,453	101,724
Bank of America Corp.,
4.75%, 08/01/15	420,000	440,009
Caisse Centrale Desjardins du Quebec,
2.65%, 09/16/15(a)	475,000	489,153
Citigroup, Inc.,
4.45%, 01/10/17	1,105,000	1,157,494
FUEL Trust,
3.98%, 06/15/16(a)	440,000	446,415
General Electric Capital Corp.
Series A, 0.73%, 09/15/14(b)	495,000	488,400
5.88%, 01/14/38	625,000	687,022
Hutchison Whampoa International 11 Ltd.,
4.63%, 01/13/22(a)	570,000	572,502
iPayment, Inc.,
10.25%, 05/15/18	210,000	193,200
IPIC GMTN Ltd.
5.50%, 03/01/22(a)	265,000	272,619
6.88%, 11/01/41(a)	810,000	846,450
JPMorgan Chase & Co.,
5.40%, 01/06/42	420,000	445,961
Magnesita Finance Ltd.,
8.63%, 04/05/17(a)(f)	1,200,000	1,200,000
MassMutual Global Funding II,
2.00%, 04/05/17(a)	360,000	358,775
Metalloinvest Finance Ltd.,
6.50%, 07/21/16(a)	200,000	196,914
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/01/15	170,000	174,115
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 02/15/20(a)	135,000	137,700
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 09/01/18(a)	150,000	167,250
ZFS Finance USA Trust II,
6.45%, 12/15/65(a)(b)	480,000	475,200

		8,850,903

Diversified Telecommunication Services 2.8%
AT&T Corp.,
8.00%, 11/15/31	260,000	365,237
AT&T, Inc.,
2.95%, 05/15/16	180,000	190,211
Bakrie Telecom Pte Ltd.,
11.50%, 05/07/15(a)	570,000	424,650
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15(a)	165,000	162,525
12.00%, 12/01/17(a)	220,000	195,800
Deutsche Telekom International Finance BV,
8.13%, 05/29/12	160,000	215,697
Eileme 2 AB,
11.63%, 01/31/20(a)	400,000	417,000
GCI, Inc.,
8.63%, 11/15/19	215,000	234,081
Level 3 Financing, Inc.,
8.63%, 07/15/20(a)	150,000	157,500
Oi SA
9.75%, 09/15/16(a)	725,000	411,063
5.75%, 02/10/22(a)	930,000	956,737
Pacific Bell Telephone Co.,
7.38%, 07/15/43	260,000	279,409
Qtel International Finance Ltd.,
5.00%, 10/19/25(a)	200,000	202,500
Sprint Capital Corp.,
8.75%, 03/15/32	355,000	304,412
Telefonica Emisiones SAU,
2.58%, 04/26/13	320,000	321,347
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	300,000	328,098
TELUS Corp.,
5.05%, 12/04/19	65,000	72,876
tw telecom holdings, inc.,
8.00%, 03/01/18	150,000	163,875
Verizon Communications, Inc.,
5.50%, 02/15/18	100,000	117,206
Wind Acquisition Finance SA
11.75%, 07/15/17(a)	385,000	379,225
Reg. S, 11.75%, 07/15/17	250,000	315,087
7.25%, 02/15/18(a)	200,000	188,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Windstream Corp., 7.50%, 06/01/22(a)	$155,000	$161,975

		6,565,011

Electric Utilities 1.0%
Abu Dhabi National Energy Co.,
5.88%, 12/13/21(a)	200,000	213,000
AES Corp. (The),
9.75%, 04/15/16	250,000	292,500
Commonwealth Edison Co.,
5.80%, 03/15/18	375,000	448,204
Elwood Energy LLC,
8.16%, 07/05/26	89,385	90,949
Enel Finance International NV,
6.00%, 10/07/39(a)	200,000	181,516
Energy Future Holdings Corp.,
Series P, 5.55%, 11/15/14	195,000	142,838
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	309,000	336,810
Great Plains Energy, Inc.
4.85%, 06/01/21	350,000	370,734
5.29%, 06/15/22(c)	150,000	160,043
Union Electric Co.,
6.70%, 02/01/19	100,000	122,898

		2,359,492

Electrical Equipment 0.1%
Schaeffler Finance BV,
8.50%, 02/15/19(a)	200,000	213,500
Timken Co.,
6.00%, 09/15/14	45,000	49,077

		262,577

Electronic Equipment, Instruments & Components 0.2%
Koninklijke Philips Electronics NV,
3.75%, 03/15/22	245,000	246,452
Rexel SA,
6.13%, 12/15/19(a)	200,000	202,500

		448,952

Energy Equipment & Services 0.4%
American Petroleum Tankers Parent
LLC/AP Tankers Co.,
10.25%, 05/01/15	150,000	156,937
Forbes Energy Services Ltd.,
9.00%, 06/15/19	115,000	112,125
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16(a)	98,000	102,655
Key Energy Services, Inc.,
6.75%, 03/01/21	190,000	195,225
Weatherford International Ltd.
6.00%, 03/15/18	140,000	158,385
4.50%, 04/15/22	185,000	184,732

		910,059

Food & Staples Retailing 0.3%
CVS Caremark Corp.,
3.25%, 05/18/15	305,000	323,272
Rite Aid Corp.,
9.75%, 06/12/16	290,000	321,175

		644,447

Food Products 0.5%
ConAgra Foods, Inc.,
8.25%, 09/15/30	100,000	126,952
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20(a)	175,000	171,500
JBS USA LLC/JBS USA Finance, Inc.,
8.25%, 02/01/20(a)	150,000	154,125
Kraft Foods, Inc.
1.46%, 07/10/13(b)	370,000	372,359
4.13%, 02/09/16	145,000	157,575
Simmons Foods, Inc.,
10.50%, 11/01/17(a)	250,000	240,937

		1,223,448

Gas Utilities 1.6%
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	80,251
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.13%, 07/15/22(a)	160,000	161,200
DCP Midstream Operating LP,
3.25%, 10/01/15	395,000	396,309
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	175,000	195,562
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	83,893
5.25%, 01/31/20	455,000	508,129
Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 12/15/18	165,000	168,300
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 03/01/20(a)	155,000	157,325
Regency Energy Partners LP/Regency Energy Finance Corp.,
6.50%, 07/15/21	190,000	201,400
Rockies Express Pipeline LLC,
6.85%, 07/15/18(a)	590,000	548,700
Southern Natural Gas Co./Southern Natural Issuing Corp.,
4.40%, 06/15/21	460,000	473,091
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.88%, 02/01/21	160,000	166,400
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	264,888
Williams Partners LP,
7.25%, 02/01/17	305,000	367,034

		3,772,482

Health Care Providers & Services 1.5%
Aristotle Holding, Inc.
3.50%, 11/15/16(a)	125,000	130,569
4.75%, 11/15/21(a)	180,000	192,639
Baxter International, Inc.,
4.63%, 03/15/15	35,000	38,723
Biomet, Inc.,
11.63%, 10/15/17	140,000	151,375
Boston Scientific Corp.,
4.50%, 01/15/15	355,000	380,813
Cigna Corp.,
5.38%, 02/15/42	245,000	251,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
CRC Health Corp.,
10.75%, 02/01/16(g)	$275,000	$253,688
DJO Finance LLC/DJO Finance Corp.,
8.75%, 03/15/18(a)	100,000	101,000
Express Scripts, Inc.
6.25%, 06/15/14	330,000	362,780
7.25%, 06/15/19	275,000	339,736
HCA, Inc.
9.00%, 12/15/14	145,000	158,050
7.19%, 11/15/15	230,000	243,800
Humana, Inc.
6.45%, 06/01/16	135,000	153,516
8.15%, 06/15/38	165,000	214,370
Medco Health Solutions, Inc.,
7.25%, 08/15/13	255,000	273,532
OnCure Holdings, Inc.,
11.75%, 05/15/17	170,000	111,350
USPI Finance Corp.,
9.00%, 04/01/20(a)	150,000	154,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
7.75%, 02/01/19(a)	125,000	124,375

		3,636,106

Hotels, Restaurants & Leisure 1.3%
Caesars Entertainment Operating Co., Inc.
10.75%, 02/01/16	145,000	126,512
11.25%, 06/01/17	110,000	119,900
12.75%, 04/15/18	175,000	151,813
CCM Merger, Inc.,
9.13%, 05/01/19(a)	75,000	75,750
Chester Downs & Marina LLC,
9.25%, 02/01/20(a)	125,000	132,031
Dave & Buster’s, Inc.,
11.00%, 06/01/18	300,000	321,000
Equinox Holdings, Inc.,
9.50%, 02/01/16(a)	300,000	320,813
Mandalay Resort Group,
7.63%, 07/15/13	250,000	253,750
Marina District Finance Co., Inc.,
9.50%, 10/15/15	225,000	205,312
McDonald’s Corp.,
5.00%, 02/01/19	35,000	40,773
MGM Resorts International,
10.00%, 11/01/16	175,000	196,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 01/15/20(a)	150,000	163,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 03/15/22(a)	560,000	546,000
Yonkers Racing Corp.,
11.38%, 07/15/16(a)	200,000	214,500
Yum! Brands, Inc.,
4.25%, 09/15/15	135,000	146,449

		3,014,103

Household Durables 0.1%
Servicios Corporativos Javer SAPI de CV,
9.88%, 04/06/21(a)	200,000	191,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
7.75%, 04/15/20(a)	125,000	127,500

		318,500

Household Products 0.2%
Prestige Brands, Inc.,
8.25%, 04/01/18	215,000	234,888
Spectrum Brands Holdings, Inc.
9.50%, 06/15/18	100,000	112,750
9.50%, 06/15/18(a)	135,000	152,212

		499,850

Industrial Conglomerates 0.4%
General Electric Co.,
5.25%, 12/06/17	220,000	254,422
Textron, Inc.,
6.20%, 03/15/15	305,000	334,533

Trimas Corp.,
9.75%, 12/15/17	135,000	149,175
Tyco Electronics Group SA,
6.00%, 10/01/12	205,000	210,393

		948,523

Information Technology Services 0.3%
EVERTEC, Inc.,
11.00%, 10/01/18	275,000	299,062
First Data Corp.,
10.55%, 09/24/15	339,506	344,599

		643,661

Insurance 1.6%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	152,189
Alliant Holdings I, Inc.,
11.00%, 05/01/15(a)	290,000	304,137
American International Group, Inc.,
4.88%, 09/15/16	510,000	539,458
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	210,000	210,261
5.40%, 05/15/18	205,000	242,175
Chubb Corp. (The),
5.75%, 05/15/18	45,000	54,457
Farmers Exchange Capital,
7.05%, 07/15/28(a)	535,000	584,484
Genworth Financial, Inc.,
7.63%, 09/24/21	390,000	403,444
HUB International Holdings, Inc.,
10.25%, 06/15/15(a)	300,000	309,375
Metropolitan Life Global Funding I,
3.13%, 01/11/16(a)	470,000	486,982
Symetra Financial Corp.,
8.30%, 10/15/37(a)(b)	295,000	289,100
Willis Group Holdings PLC,
4.13%, 03/15/16	210,000	213,462

		3,789,524

Internet & Catalog Retail 0.2%
QVC, Inc.,
7.50%, 10/01/19(a)	500,000	548,750

Machinery 0.3%
Atkore International, Inc.,
9.88%, 01/01/18	240,000	251,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21(a)	$150,000	$156,750
Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17	180,000	121,050
Liberty Tire Recycling, 11.00%, 10/01/16(a)	300,000	282,000

		811,200

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16(a)	260,000	253,500
13.00%, 10/15/16(a)	135,000	128,081
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.88%, 04/01/18	155,000	159,650

		541,231

Media 2.2%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15(a)	400,000	415,000
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(a)	225,000	231,750
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(a)	300,000	225,750
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	65,000	70,931
Series A, 7.63%, 03/15/20(a)	150,000	144,750
7.63%, 03/15/20(a)	125,000	122,500
Columbus International, Inc., 11.50%, 11/20/14(a)	320,000	355,040
Comcast Corp.,
5.70%, 05/15/18	325,000	383,574
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 03/15/42(a)	405,000	394,545
3.50%, 03/01/16	630,000	661,662
Hughes Satellite Systems Corp., 7.63%, 06/15/21	150,000	160,875
Idearc Litigation Trusts, 8.00%, 11/15/16	825,000	20,625
Intelsat Luxembourg SA, 11.50%, 02/04/17	355,000	369,200
inVentiv Health, Inc., 10.00%, 08/15/18(a)	275,000	247,500
Kabel BW GmbH, 7.50%, 03/15/19(a)	100,000	108,000
Nara Cable Funding Ltd., 8.88%, 12/01/18(a)	200,000	190,000
Regal Cinemas Corp., 8.63%, 07/15/19	100,000	109,250
Telesat Canada/Telesat LLC, 12.50%, 11/01/17	300,000	335,250
Univision Communications, Inc., 8.50%, 05/15/21(a)	300,000	297,000
Visant Corp., 10.00%, 10/01/17	190,000	177,413
WMG Acquisition Corp. 9.50%, 06/15/16	150,000	163,500
11.50%, 10/01/18(a)	115,000	123,050

		5,307,165

Metals & Mining 2.1%
Anglo American Capital PLC, 2.63%, 04/03/17(a)	395,000	395,423
ArcelorMittal
4.50%, 02/25/17	345,000	346,010
6.25%, 02/25/22	730,000	738,102
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15(a)	500,000	561,250
Berau Coal Energy Tbk PT, 7.25%, 03/13/17(a)	300,000	301,500
Corp. Nacional del Cobre de Chile, 3.75%, 11/04/20(a)	570,000	583,962
Kinross Gold Corp., 6.88%, 09/01/41(a)	110,000	111,838
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(a)	150,000	103,500
Newmont Mining Corp., 4.88%, 03/15/42	290,000	269,820
Rio Tinto Finance USA PLC, 3.50%, 03/22/22	205,000	205,375
Southern Copper Corp., 6.38%, 07/27/15	200,000	224,451
Vale Overseas Ltd. 4.38%, 01/11/22	230,000	231,023
6.88%, 11/10/39	335,000	391,320
Vale SA, 4.38%, 03/24/18	100,000	143,373
Vedanta Resources PLC, 8.25%, 06/07/21(a)	365,000	338,537

		4,945,484

Multiline Retail 0.2%
J.C. Penney Corp., Inc., 6.38%, 10/15/36	295,000	259,231
Wal-Mart Stores, Inc., 4.13%, 02/01/19	210,000	233,541

		492,772

Multi-Utilities & Unregulated Power 0.1%
GenOn Energy, Inc., 7.63%, 06/15/14	160,000	161,200
NRG Energy, Inc., 7.88%, 05/15/21	160,000	153,600

		314,800

Oil, Gas & Consumable Fuels 5.6%
Afren PLC, 10.25%, 04/08/19(a)	200,000	209,760
Anadarko Petroleum Corp. 6.38%, 09/15/17	605,000	718,871
6.45%, 09/15/36	320,000	370,433
Antero Resources Finance Corp., 9.38%, 12/01/17	145,000	156,962
Berry Petroleum Co., 10.25%, 06/01/14	140,000	161,700
Chaparral Energy, Inc., 8.25%, 09/01/21	150,000	159,750
Chesapeake Energy Corp., 6.88%, 11/15/20	265,000	273,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
10.88%, 04/01/17(a)	$275,000	$309,375
Concho Resources, Inc.
6.50%, 01/15/22	165,000	174,075
5.50%, 10/01/22	130,000	128,050
Continental Resources, Inc.,
5.00%, 09/15/22(a)	165,000	165,825
Devon Energy Corp.,
5.63%, 01/15/14	500,000	542,765
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	150,000	162,375
Gazprom OAO Via Gaz Capital SA,
6.00%, 01/23/21(a)	505,000	532,270
Hilcorp Energy I LP/Hilcorp Finance Co.,
8.00%, 02/15/20(a)	150,000	162,000
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19(a)	175,000	171,500
7.75%, 02/01/21	155,000	160,813
Lukoil International Finance BV,
6.13%, 11/09/20(a)	550,000	583,000
OGX Petroleo e Gas Participacoes SA,
8.50%, 06/01/18(a)	300,000	311,700
PC Financial Partnership,
5.00%, 11/15/14	255,000	278,629
Petrobras International Finance Co.,
6.75%, 01/27/41	805,000	933,611
Petrohawk Energy Corp.,
7.25%, 08/15/18	265,000	303,094
Petroleos de Venezuela SA
Series 2015, 5.00%, 10/28/15	1,580,000	1,311,400
Reg. S, 5.25%, 04/12/17	215,000	162,862
Reg. S, 9.00%, 11/17/21	425,000	344,250
Reg. S, 12.75%, 02/17/22	250,000	250,000
Petroleos Mexicanos
7.65%, 11/24/21(a)	3,300,000	262,864
6.50%, 06/02/41	655,000	736,875
Phillips 66
2.95%, 05/01/17(a)	315,000	320,166
4.30%, 04/01/22(a)	370,000	376,364
PTTEP Canada International Finance Ltd.,
5.69%, 04/05/21(a)	200,000	213,399
Samson Investment Co.,
9.75%, 02/15/20(a)	160,000	162,000
SandRidge Energy, Inc.,
9.88%, 05/15/16	190,000	206,150
Statoil ASA,
3.15%, 01/23/22	325,000	327,782
Total Capital SA,
4.45%, 06/24/20	175,000	189,408

Transocean, Inc.
5.05%, 12/15/16	390,000	417,661
6.38%, 12/15/21	240,000	270,041
7.35%, 12/15/41	515,000	608,909
WPX Energy, Inc.,
6.00%, 01/15/22(a)	155,000	155,000

		13,285,301

Paper & Forest Products 0.7%
Catalyst Paper Corp.,
11.00%, 12/15/16(a)(d)	150,000	78,000
Celulosa Arauco y Constitucion SA,
4.75%, 01/11/22(a)	175,000	179,140
Georgia-Pacific LLC,
8.88%, 05/15/31	395,000	532,872
International Paper Co.,
4.75%, 02/15/22	165,000	173,879
Norske Skogindustrier ASA,
6.13%, 10/15/15(a)	555,000	407,925
Tjiwi Kimia Finance BV,
0.00%, 04/28/27(a)(b)(g)(h)	473,111	9,462
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 01/15/19(a)	200,000	206,000

		1,587,278

Pharmaceuticals 0.1%
Watson Pharmaceuticals, Inc.,
5.00%, 08/15/14	320,000	342,603

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP
4.75%, 03/15/42	180,000	171,622
10.35%, 04/01/19	190,000	261,721
Weyerhaeuser Co.,
7.38%, 10/01/19	115,000	131,985

		565,328

Real Estate Management & Development 0.2%
Franshion Development Ltd.,
6.75%, 04/15/21(a)	200,000	174,500
Yanlord Land Group Ltd.,
10.63%, 03/29/18(a)	300,000	266,250

		440,750

Road & Rail 0.1%
UR Financing Escrow Corp.,
7.63%, 04/15/22(a)	165,000	169,538

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc.,
10.13%, 03/15/18(a)	200,000	223,000
Intel Corp.,
1.95%, 10/01/16	235,000	242,038
MEMC Electronic Materials, Inc.,
7.75%, 04/01/19	150,000	119,250

		584,288

Software 0.1%
Sophia LP/Sophia Finance, Inc.,
9.75%, 01/15/19(a)	175,000	186,813

Specialty Retail 0.3%
Burlington Coat Factory Warehouse Corp.,
10.00%, 02/15/19	240,000	249,600
O’Reilly Automotive, Inc.,
4.63%, 09/15/21	295,000	310,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Petco Animal Supplies, Inc., 9.25%, 12/01/18(a)		$165,000	$181,088

			741,670

Supranational 0.6%
Central American Bank for Economic
Integration,
5.38%, 09/24/14(a)		150,000	160,730
Corp. Andina de Fomento, 8.13%, 06/04/19		160,000	198,303
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14		870,000	156,659
Series GDIF, 3.75%, 05/19/17		1,800,000	332,074
Nordic Investment Bank,
1.70%, 04/27/17		50,000,000	641,917

			1,489,683

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.,
6.88%, 04/15/15		175,000	175,875

Thrifts & Mortgage Finance 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Reg. S, 7.75%, 04/28/21		300,000	294,750

Tobacco 0.6%
Altria Group, Inc. 9.70%, 11/10/18		155,000	210,618
10.20%, 02/06/39		250,000	387,605
Lorillard Tobacco Co., 6.88%, 05/01/20		425,000	499,358
Philip Morris International, Inc., 5.65%, 05/16/18		285,000	339,681

			1,437,262

Wireless Telecommunication Services 1.4%
Cellco Partnership/Verizon Wireless
Capital LLC,
7.38%, 11/15/13		275,000	303,096
Cricket Communications, Inc. 7.75%, 05/15/16		155,000	163,525
7.75%, 10/15/20		370,000	363,525
Crown Castle Towers LLC, 3.21%, 08/15/35(a)		230,000	232,638
Digicel Group Ltd. 8.88%, 01/15/15(a)		100,000	101,750
9.13%, 01/15/15(a)		980,000	997,150
New Cingular Wireless Services, Inc., 8.75%, 03/01/31		115,000	166,560
NII Capital Corp., 7.63%, 04/01/21		505,000	493,638
Sprint Nextel Corp., 11.50%, 11/15/21(a)		215,000	231,125
Syniverse Holdings, Inc., 9.13%, 01/15/19		175,000	192,937

			3,245,944

Total Corporate Bonds (cost $103,888,991)			106,091,518

Municipal Bonds 0.7%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		675,000	750,708
7.06%, 04/01/57		440,000	460,020

			1,210,728

New Jersey 0.2%
New Jersey State Turnpike Authority,
Revenue Bonds,
Series A, 7.10%, 01/01/41		310,000	424,092

Total Municipal Bonds (cost $1,426,362)			1,634,820

Sovereign Bonds 16.1%

	Principal Amount		Market Value
ARGENTINA 0.8%
Argentine Republic Government
International Bond
7.82%, 12/31/33(b)	EUR	1,083,030	902,773
8.28%, 12/31/33		$5	4
2.50%, 12/31/38(c)		1,300,000	464,750
Province of Salta Argentina, 9.50%, 03/16/22(a)		630,000	624,144

			1,991,671

BELARUS 0.1%
Republic of Belarus, 8.75%, 08/03/15		$200,000	$186,000

BRAZIL 1.1%
Banco Nacional de Desenvolvimento
Economico e Social,
4.13%, 09/15/17(a)	EUR	160,000	222,547
Brazil Notas do Tesouro Nacional 10.00%, 01/01/14	BRL	1,109,000	625,983
6.00%, 05/15/15		1,083,000	1,356,836
Brazilian Government International Bond, 5.63%, 01/07/41		$385,000	443,712

			2,649,078

CANADA 0.9%
Canada Housing Trust No. 1, 2.05%, 06/15/17(a)	CAD	1,100,000	1,110,201
Canadian Government Bond 4.25%, 06/01/18		410,000	471,279
3.75%, 06/01/19		400,000	451,191
Province of Quebec Canada,
4.50%, 12/01/20		180,000	201,426

			2,234,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

	Principal Amount		Market Value

CAYMAN ISLANDS 0.2%
Cayman Islands Government Bond,
5.95%, 11/24/19(a)		$475,000	$510,625

CHILE 0.4%
Chile Government International Bond,
5.50%, 08/05/20	CLP	437,000,000	932,493

COLOMBIA 0.5%
Colombia Government International Bond
12.00%, 10/22/15	COP	1,370,000,000	961,200
4.38%, 07/12/21		$300,000	326,250

			1,287,450

CROATIA 0.3%
Croatia Government International Bond,
6.38%, 03/24/21(a)		600,000	576,000

DOMINICAN REPUBLIC 0.4%
Dominican Republic International Bond,
7.50%, 05/06/21(a)		950,000	978,500

FRANCE 0.3%
France Government Bond OAT,
3.50%, 04/25/20	EUR	510,000	725,063

GERMANY 1.2%
Bundesrepublik Deutschland
3.50%, 01/04/16		500,000	740,737
4.25%, 07/04/18		450,000	712,762
3.25%, 01/04/20		345,000	521,093
4.00%, 01/04/37		550,000	932,507

			2,907,099

HUNGARY 0.3%
Hungary Government Bond, 7.00%, 06/24/22	HUF	170,000,000	$666,925

INDONESIA 0.4%
Indonesia Government International Bond,
4.88%, 05/05/21(a)		$200,000	216,750
Republic of Indonesia,
5.25%, 01/17/42(a)		750,000	786,563

			1,003,313

JAPAN 0.3%
Japan Government Ten Year Bond,
0.80%, 03/20/13	JPY	50,000,000	608,075

LATVIA 0.2%
Republic of Latvia,
5.25%, 02/22/17(a)		$390,000	401,700

LITHUANIA 0.1%
Lithuania Government International Bond,
6.13%, 03/09/21(a)		200,000	214,000

MEXICO 1.0%
Mexican Bonos
6.25%, 06/16/16		MXN 7,860,000	637,189
8.50%, 11/18/38		16,000,000	1,395,252
Mexico Government International Bond,
4.75%, 03/08/44		$370,000	362,600

			2,395,041

NETHERLANDS 0.6%
Netherlands Government Bond,
3.25%, 07/15/21		EUR 1,000,000	1,449,478

NORWAY 0.2%
Norway Government Bond,
3.75%, 05/25/21		NOK 1,750,000	339,629

PERU 1.0%
Peruvian Government International Bond
Reg. S, 6.95%, 08/12/31		PEN 1,480,000	598,438
Reg. S, 8.60%, 08/12/17		2,470,000	1,097,664
Reg. S, 8.20%, 08/12/26		1,400,000	639,535

			2,335,637

PHILIPPINES 0.3%
Philippine Government International Bond,
4.95%, 01/15/21		PHP 33,000,000	799,982

POLAND 0.6%
Poland Government Bond
5.25%, 10/25/17		PLN 1,800,000	585,688
5.50%, 10/25/19		1,400,000	456,121
Poland Government International Bond,
5.00%, 03/23/22		$400,000	421,608

			1,463,417

QATAR 0.2%
Qatar Government International Bond,
5.75%, 01/20/42(a)		435,000	470,322

ROMANIA 0.5%
Romanian Government International Bond,
6.75%, 02/07/22(a)		1,050,000	1,097,250

RUSSIA 0.7%
Russian Foreign Bond — Eurobond
3.25%, 04/04/17(a)		600,000	600,300
5.00%, 04/29/20(a)		100,000	106,585
Reg. S, 7.50%, 03/31/30(c)		121,032	144,784
5.63%, 04/04/42(a)		800,000	793,600

			1,645,269

SENEGAL 0.2%
Senegal Government International Bond,
8.75%, 05/13/21(a)		470,000	509,950

SOUTH AFRICA 0.6%
South Africa Government Bond
6.50%, 02/28/41		ZAR 5,900,000	570,157
10.50%, 12/21/26		4,600,000	707,120
South Africa Government International Bond,
4.67%, 01/17/24		$190,000	194,275

			1,471,552

SUPRANATIONAL 0.4%
Eastern and Southern African Trade and Development Bank,
6.88%, 01/09/16		1,000,000	966,900

SWEDEN 0.4%
Sweden Government Bond,
3.00%, 07/12/16		SEK 6,000,000	962,986

TURKEY 0.2%
Turkey Government Bond,
0.00%, 07/17/13		TRY 1,000,000	498,822

UKRAINE 0.3%
Ukraine Government International Bond,
7.75%, 09/23/20(a)		$760,000	649,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

	Principal Amount		Market Value

UNITED KINGDOM 0.3%
United Kingdom Gilt
5.00%, 03/07/18	GBP	5,000	$9,704
4.75%, 03/07/20		350,000	683,267

			692,971

URUGUAY 0.5%
Uruguay Government International Bond,
4.38%, 12/15/28	UYU	20,500,000	1,148,210

VENEZUELA 0.6%
Venezuela Government International Bond
Reg. S, 6.00%, 12/09/20		$500,000	371,250
Reg. S, 11.75%, 10/21/26		450,000	443,250
Reg. S, 11.95%, 08/05/31		650,000	640,250

			1,454,750

Total Sovereign Bonds
(cost $36,837,356)			38,224,055

U.S. Government Mortgage Backed Agencies 13.0%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381
7.50%, 11/01/20		565	647
Pool# C00712
6.50%, 02/01/29		12,176	13,920
Pool# C39060
8.00%, 06/01/30		456	463
Pool# C41531
8.00%, 08/01/30		1,560	1,713
Pool# C42327
8.00%, 09/01/30		1,280	1,549
Pool# C01104
8.00%, 12/01/30		17,494	21,215
Pool# C48997
8.00%, 03/01/31		31,295	31,907
Pool# C49587
8.00%, 03/01/31		18,181	19,806
Pool# C50477
8.00%, 04/01/31		24,206	28,256
Pool# C53381
8.00%, 06/01/31		3,165	3,380
Pool# C69951
6.50%, 08/01/32		20,297	23,103
Federal Home Loan Mortgage Corp. Gold Pool TBA,
5.00%, 04/15/42		1,520,000	1,636,315
Federal National Mortgage Association
Pool
Pool# 736280
4.00%, 08/01/18		497,381	530,867
Pool# 540017
8.00%, 05/01/30		2,149	2,222
Pool# 564363
8.00%, 01/01/31		882	964
Pool# 564993
7.50%, 03/01/31		8,510	8,827
Pool# 606566
7.50%, 10/01/31		3,884	4,112
Pool# 642656
7.00%, 07/01/32		42,441	49,199
Pool# 886574
2.73%, 08/01/36(b)		159,516	169,430
Pool# 257231
5.50%, 06/01/38		1,534,254	1,673,118
Federal National Mortgage Association
Pool TBA
2.50%, 04/25/27		380,000	385,225
3.00%, 04/25/27		850,000	879,883
3.50%, 04/25/27		1,180,000	1,237,525
3.50%, 04/25/42		2,430,000	2,495,306
4.00%, 04/25/42		4,110,000	4,309,078
4.50%, 04/25/42		8,190,000	8,710,833
5.00%, 04/25/42		1,470,000	1,587,830
5.50%, 04/25/42		2,775,000	3,023,449
6.00%, 04/25/42		2,835,000	3,123,373
Government National Mortgage
Association II Pool
Pool# G2 751413
4.50%, 07/20/61		256,760	282,489
Pool# G2 710083
4.70%, 08/20/61		278,992	311,760
Pool# G2 710087
4.70%, 09/20/61		293,725	331,209

Total U.S. Government Mortgage Backed Agencies (cost $30,737,121)			30,898,973

U.S. Government Sponsored & Agency Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	318,005
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,241,788
0.00%, 10/09/19	840,000	649,590

Total U.S. Government Sponsored & Agency Obligations (cost $1,886,385)		2,209,383

U.S. Treasury Bonds 2.7%

	Principal Amount	Market Value
U.S. Treasury Bonds
6.25%, 08/15/23	340,000	470,900
3.75%, 08/15/41(i)	200,000	216,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
3.13%, 11/15/41	$5,975,000	$5,731,333

Total U.S. Treasury Bonds (cost $6,602,439)		6,418,452

U.S. Treasury Notes 2.8%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 02/28/14	575,000	574,147
0.38%, 03/15/15	1,300,000	1,295,024
3.25%, 05/31/16	930,000	1,021,547
0.88%, 02/28/17	900,000	893,672
1.00%, 03/31/17	795,000	793,323
2.00%, 02/15/22	2,180,000	2,138,103

Total U.S. Treasury Notes (cost $6,724,064)		6,715,816

Yankee Dollars 0.4%

	Principal Amount	Market Value
Diversified Financial Services 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	495,000	490,050

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.50%, 07/30/39	115,000	141,203
Suncor Energy, Inc., 5.95%, 12/01/34	210,000	240,177

		381,380

Total Yankee Dollars (cost $812,109)		871,430

Common Stocks 0.0%†

	Shares	Market Value
Diversified Financial Services 0.0%†
Marisco Holdings LLC *	2,163	541

Diversified Telecommunication Services 0.0%†
XO Holding, Inc. *(h)	248	24

Marine 0.0%†
Horizon Lines, Inc., Class A *	504	2,913

Media 0.0%†
Dex One Corp. *	832	1,181
SuperMedia, Inc. *	651	1,556

		2,737

Total Common Stocks (cost $817,590)		6,215

Warrant 0.0%†

	Number of Warrants	Market Value
Marine 0.0%†
Horizon Lines, Inc., expiring 09/27/2036*	5,236	30,264

Total Warrant (cost $25,244)		30,264

Mutual Fund 10.8%

	Shares	Market Value
Money Market Fund 10.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (j)	25,676,014	25,676,014

Total Mutual Fund (cost $25,676,014)		25,676,014

Total Investments (cost $258,146,234) (k) — 110.9%		263,594,879
Liabilities in excess of other assets — (10.9)%		(25,978,264)

NET ASSETS — 100.0%		$237,616,615

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $62,717,767 which represents 26.39% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2012.
(d)	Security in default.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date reflects the next call date.
(f)	Perpetual bond security. The maturity date reflects the next call date.
(g)	Illiquid security.
(h)	Fair Valued Security.
(i)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(j)	Represents 7-day effective yield as of March 31, 2012.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

(k)	At March 31, 2012, the tax basis cost of the Fund’s investments was $258,312,484, tax unrealized appreciation and depreciation were $8,822,660 and $(3,540,265), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
GDIF	Global Debt Issuance Facility
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OAO	Joint Stock Company
OAT	French Treasury Bond
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced
Tbk PT	State Owned Company

Currency:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
SEK	Swedish Krona
TRY	Turkish Lira

UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
35	U.S. Treasury 10 Year Note	06/20/12	$ 4,531,953	$ (66,277)
Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	U.S. Treasury 5 Year Note	06/29/12	$(367,617)	$ 1,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

At March 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	4/20/12	(117,035)	$(182,978)	$(187,175)	$(4,197)
British Pound	JPMorgan Chase Bank	4/20/12	(395,347)	(618,105)	(632,284)	(14,179)
Euro	JPMorgan Chase Bank	4/20/12	(15,569)	(20,477)	(20,766)	(289)
Euro	JPMorgan Chase Bank	4/20/12	(2,073,000)	(2,726,513)	(2,764,959)	(38,446)
Euro	JPMorgan Chase Bank	4/20/12	(589,988)	(775,982)	(786,924)	(10,942)
Hungarian Forint	JPMorgan Chase Bank	4/20/12	(75,004,291)	(333,560)	(338,889)	(5,329)
Japanese Yen	JPMorgan Chase Bank	4/20/12	(14,931,720)	(180,000)	(180,427)	(427)
Japanese Yen	Bank of America NA	4/20/12	(25,823,413)	(312,428)	(312,036)	392
Japanese Yen	Bank of America NA	4/20/12	(17,916,608)	(216,766)	(216,494)	272
Japanese Yen	JPMorgan Chase Bank	4/20/12	(124,431,000)	(1,500,000)	(1,503,557)	(3,557)
Mexican Peso	Barclays Bank PLC	4/20/12	(8,358,090)	(650,000)	(652,205)	(2,205)
Mexican Peso	Barclays Bank PLC	4/20/12	(2,443,134)	(190,000)	(190,645)	(645)
Mexican Peso	JPMorgan Chase Bank	4/20/12	(2,879,035)	(225,621)	(224,659)	962
Polish Zlotych	JPMorgan Chase Bank	4/20/12	(535,800)	(170,561)	(172,030)	(1,469)
Polish Zlotych	JPMorgan Chase Bank	4/20/12	(3,644,495)	(1,160,150)	(1,170,144)	(9,994)
Polish Zlotych	Barclays Bank PLC	4/20/12	(535,800)	(171,968)	(172,030)	(62)
Polish Zlotych	Barclays Bank PLC	4/20/12	(3,644,495)	(1,169,719)	(1,170,143)	(424)
Turkish Lira	JPMorgan Chase Bank	4/12/12	(514,000)	(284,324)	(287,751)	(3,427)

Total Short Contracts				$(10,889,152)	$(10,983,118)	$(93,966)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	4/20/12	178,000	$179,064	$178,396	$(668)
Canadian Dollar	JPMorgan Chase Bank	4/20/12	140,000	140,836	140,311	(525)
Japanese Yen	JPMorgan Chase Bank	4/20/12	100,000,000	1,216,072	1,208,346	(7,726)
Japanese Yen	HSBC Bank PLC	4/20/12	254,551,765	3,055,000	3,075,866	20,866
Japanese Yen	HSBC Bank PLC	4/20/12	28,329,820	340,000	342,322	2,322
Mexican Peso	JPMorgan Chase Bank	4/20/12	3,843,582	301,501	299,926	(1,575)
Mexican Peso	JPMorgan Chase Bank	4/20/12	7,146,391	560,040	557,653	(2,387)
Mexican Peso	JPMorgan Chase Bank	4/20/12	2,447,655	192,000	190,997	(1,003)
Polish Zlotych	Bank of America NA	4/20/12	1,071,600	342,145	344,060	1,915
Polish Zlotych	Bank of America NA	4/20/12	7,288,990	2,327,264	2,340,288	13,024
South African Rand	JPMorgan Chase Bank	4/20/12	1,192,958	156,906	155,130	(1,776)
South African Rand	JPMorgan Chase Bank	4/20/12	1,731,712	227,767	225,189	(2,578)

Total Long Contracts				$9,038,595	$9,058,484	$19,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2(a)	Level 3(a)	Total
Assets:
Common Stocks
Diversified Financial Services	$—	$541	$—	$541
Diversified Telecommunication Services	—	—	24	24
Marine	2,913	—	—	2,913
Media	2,737	—	—	2,737

Total Common Stocks	$5,650	$541	$24	$6,215

Asset-Backed Securities*	—	17,820,291	—	17,820,291
Collateralized Mortgage Obligations	—	17,603,943	—	17,603,943
Commercial Mortgage Backed Securities	—	9,155,519	—	9,155,519
Convertible Corporate Bonds*	—	238,186	—	238,186
Corporate Bonds
Airlines	—	1,127,884	—	1,127,884
Auto Components	—	704,100	—	704,100
Automobiles	—	991,178	—	991,178
Beverages	—	2,332,987	—	2,332,987
Biotechnology	—	697,407	—	697,407
Building Products	—	889,125	—	889,125
Capital Markets	—	5,768,296	18,025	5,786,321
Chemicals	—	3,035,720	—	3,035,720
Commercial Banks	—	6,837,400	—	6,837,400
Commercial Services & Supplies	—	2,466,492	—	2,466,492
Communications Equipment	—	974,931	—	974,931
Computers & Peripherals	—	1,304,515	—	1,304,515
Consumer Finance	—	3,122,620	—	3,122,620
Containers & Packaging	—	424,715	—	424,715
Diversified Financial Services	—	8,850,903	—	8,850,903
Diversified Telecommunication Services	—	6,565,011	—	6,565,011
Electric Utilities	—	2,359,492	—	2,359,492
Electrical Equipment	—	262,577	—	262,577
Electronic Equipment, Instruments &
Components	—	448,952	—	448,952
Energy Equipment & Services	—	910,059	—	910,059
Food & Staples Retailing	—	644,447	—	644,447
Food Products	—	1,223,448	—	1,223,448
Gas Utilities	—	3,772,482	—	3,772,482
Health Care Providers & Services	—	3,636,106	—	3,636,106
Hotels, Restaurants & Leisure	—	3,014,103	—	3,014,103
Household Durables	—	318,500	—	318,500
Household Products	—	499,850	—	499,850
Industrial Conglomerates	—	948,523	—	948,523
Information Technology Services	—	643,661	—	643,661
Insurance	—	3,789,524	—	3,789,524
Internet & Catalog Retail	—	548,750	—	548,750
Machinery	—	811,200	—	811,200
Marine	—	541,231	—	541,231
Media	—	5,307,165	—	5,307,165
Metals & Mining	—	4,945,484	—	4,945,484
Multiline Retail	—	492,772	—	492,772
Multi-Utilities & Unregulated Power	—	314,800	—	314,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset Type	Level 1	Level 2(a)	Level 3(a)	Total
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels	$—	$13,285,301	$—	$13,285,301
Paper & Forest Products	—	1,577,816	9,462	1,587,278
Pharmaceuticals	—	342,603	—	342,603
Real Estate Investment Trusts (REITs)	—	565,328	—	565,328
Real Estate Management & Development	—	440,750	—	440,750
Road & Rail	—	169,538	—	169,538
Semiconductors & Semiconductor Equipment	—	584,288	—	584,288
Software	—	186,813	—	186,813
Specialty Retail	—	741,670	—	741,670
Supranational	—	1,489,683	—	1,489,683
Textiles, Apparel & Luxury Goods	—	175,875	—	175,875
Thrifts & Mortgage Finance	—	294,750	—	294,750
Tobacco	—	1,437,262	—	1,437,262
Wireless Telecommunication Services	—	3,245,944	—	3,245,944

Total Corporate Bonds	$—	$106,064,031	$27,487	$106,091,518

Forward Foreign Currency Contracts	—	39,753	—	39,753
Futures Contracts	1,587	—	—	1,587
Municipal Bonds	—	1,634,820	—	1,634,820
Mutual Fund	25,676,014	—	—	25,676,014
Sovereign Bonds	—	38,224,055	—	38,224,055
U.S. Government Mortgage Backed Agencies	—	30,898,973	—	30,898,973
U.S. Government Sponsored & Agency Obligations	—	2,209,383	—	2,209,383
U.S. Treasury Bonds	—	6,418,452	—	6,418,452
U.S. Treasury Notes	—	6,715,816	—	6,715,816
Warrant*	—	30,264	—	30,264
Yankee Dollars*	—	871,430	—	871,430

Total Assets	$25,683,251	$237,925,457	$27,511	$263,636,219

Liabilities:
Forward Foreign Currency Contracts	—	(113,830)	—	(113,830)
Futures Contracts	(66,277)	—	—	(66,277)

Total Liabilities	$(66,277)	$(113,830)	$—	$(180,107)

Total	$25,616,974	$237,811,627	$27,511	$263,456,112

*	See Statement of Investments for identification of Fund investments by type and industry classification.

(a)	Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments that transferred during the fiscal period were two corporate bonds, Pindo Deli Finance and Tjiwi Kimia Finance BV, valued at $22,531 and $11,828 as of December 31, 2011, which were transferred from Level 2 to Level 3. This transfer occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor. These corporate bond investments are currently being fair valued daily by the Fund under procedures approved by the Trust’s Board of Trustees. As of March 31, 2012, these investments were valued at $18,025 and $9,462, respectively.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/11	$24	$—	$24
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	27,487	27,487
Transfers Out of Level 3	—	—	—

Balance as of 03/31/12	$24	$27,487	$27,511

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
			Probability of Default	5.0 – 20.0%
Corporate Bonds	$27,487	Discounted cash flow	Expected recovery proceeds	40.0 – 100.0%
Common stocks	24	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0 5.0 – 20.0	% %
	$27,511

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in corporate bonds are probability of default, loss severity in the event of default, and changes to the issuer’s credit rating. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund's policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A Forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	$1,587

Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	39,753

Total		$41,340

Liabilities:		Fair Value
Futures Contracts Interest rate risk	Unrealized depreciation from futures contracts	$(66,277)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	(113,830)

Total		$(180,107)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Nationwide Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 3.3%
Bombardier, Inc., Class B	1,298,900	$5,391,193
United Technologies Corp.	221,920	18,406,045

		23,797,238

Auto Components 0.7%
BorgWarner, Inc.*(a)	61,900	5,220,646

Beverages 2.6%
PepsiCo, Inc.	288,355	19,132,354

Biotechnology 1.4%
Amgen, Inc.	73,230	4,978,908
Gilead Sciences, Inc.*	112,000	5,471,200

		10,450,108

Capital Markets 1.7%
Charles Schwab Corp. (The)	348,100	5,002,197
State Street Corp.	160,600	7,307,300

		12,309,497

Chemicals 4.0%
Air Products & Chemicals, Inc.	83,870	7,699,266
Monsanto Co.	40,800	3,254,208
Potash Corp. of Saskatchewan, Inc.	115,800	5,290,902
PPG Industries, Inc.	47,600	4,560,080
Praxair, Inc.	72,900	8,357,256

		29,161,712

Commercial Banks 5.5%
PNC Financial Services Group, Inc.	151,890	9,795,386
Royal Bank of Canada	89,700	5,198,814
U.S. Bancorp	237,460	7,522,733
Wells Fargo & Co.	502,890	17,168,664

		39,685,597

Communications Equipment 3.7%
Cisco Systems, Inc.	647,126	13,686,715
Juniper Networks, Inc.*	193,010	4,416,069
QUALCOMM, Inc.	132,900	9,039,858

		27,142,642

Computers & Peripherals 1.2%
EMC Corp.*	299,100	8,937,108

Construction & Engineering 0.5%
Fluor Corp.	59,360	3,563,974

Consumer Finance 0.8%
American Express Co.	100,545	5,817,534

Diversified Financial Services 2.8%
IntercontinentalExchange, Inc.*	49,400	6,788,548
JPMorgan Chase & Co.	288,172	13,250,149

		20,038,697

Diversified Telecommunication Services 0.8%
TELUS Corp.	82,817	4,805,703
TELUS Corp., Non-Voting Shares	22,354	1,270,601

		6,076,304

Electrical Equipment 1.0%
Emerson Electric Co.	133,300	6,955,594

Energy Equipment & Services 1.1%
Schlumberger Ltd.	69,200	4,839,156
Tidewater, Inc.	64,300	3,473,486

		8,312,642

Food & Staples Retailing 2.5%
CVS Caremark Corp.	238,520	10,685,696
Sysco Corp.	258,385	7,715,376

		18,401,072

Food Products 4.6%
ConAgra Foods, Inc.	294,940	7,745,124
General Mills, Inc.	173,520	6,845,364
Kellogg Co.	161,200	8,645,156
Kraft Foods, Inc., Class A	258,700	9,833,187

		33,068,831

Health Care Equipment & Supplies 4.2%
Baxter International, Inc.	243,275	14,542,979
Medtronic, Inc.	290,210	11,373,330
St. Jude Medical, Inc.	100,768	4,465,030

		30,381,339

Health Care Providers & Services 3.4%
Aetna, Inc.	123,961	6,217,884
Quest Diagnostics, Inc.	197,935	12,103,725
UnitedHealth Group, Inc.	112,155	6,610,416

		24,932,025

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	74,015	7,260,872
Starwood Hotels & Resorts Worldwide, Inc.	89,900	5,071,259

		12,332,131

Household Products 3.4%
Kimberly-Clark Corp.	63,140	4,665,414
Procter & Gamble Co. (The)	296,970	19,959,354

		24,624,768

Industrial Conglomerates 1.8%
3M Co.	145,255	12,958,199

Information Technology Services 4.2%
Alliance Data Systems Corp.*	52,800	6,650,688
Cognizant Technology Solutions Corp., Class A*	114,000	8,772,300
International Business Machines Corp.	37,865	7,900,532
Visa, Inc., Class A	63,600	7,504,800

		30,828,320

Insurance 5.3%
Aflac, Inc.	115,300	5,302,647
Chubb Corp. (The)	116,355	8,041,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Hartford Financial Services Group, Inc.	339,440	$7,155,395
Prudential Financial, Inc.	131,475	8,334,201
Travelers Cos., Inc. (The)	163,910	9,703,472

		38,537,009

Internet Software & Services 0.6%
Yahoo!, Inc.*	305,700	4,652,754

Machinery 4.0%
Deere & Co.	84,429	6,830,306
Dover Corp.	125,360	7,890,158
Illinois Tool Works, Inc.	124,460	7,109,155
Parker Hannifin Corp.	86,225	7,290,324

		29,119,943

Media 3.2%
Comcast Corp., Class A	502,800	15,089,028
Walt Disney Co. (The)	187,070	8,189,925

		23,278,953

Oil, Gas & Consumable Fuels 11.6%
Anadarko Petroleum Corp.	179,705	14,078,090
Apache Corp.	116,270	11,678,159
Devon Energy Corp.	103,045	7,328,560
EOG Resources, Inc.	141,310	15,699,541
Exxon Mobil Corp.	183,050	15,875,926
Hess Corp.	83,370	4,914,662
Occidental Petroleum Corp.	156,945	14,945,872

		84,520,810

Pharmaceuticals 6.9%
Abbott Laboratories	194,345	11,911,405
Johnson & Johnson	256,685	16,930,943
Merck & Co., Inc.	263,300	10,110,720
Pfizer, Inc.	501,340	11,360,364

		50,313,432

Road & Rail 1.2%
Canadian National Railway Co.	109,800	8,721,414

Semiconductors & Semiconductor Equipment 0.6%
Linear Technology Corp.	119,980	4,043,326

Software 3.9%
Microsoft Corp.	304,630	9,824,317
Oracle Corp.	344,000	10,031,040
Solera Holdings, Inc.	189,464	8,694,503

		28,549,860

Specialty Retail 2.1%
Staples, Inc.	336,500	5,444,570
TJX Cos., Inc.	237,300	9,423,183

		14,867,753

Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., Class B	55,350	6,002,154
VF Corp.	34,165	4,987,407

		10,989,561

Tobacco 1.3%
Philip Morris International, Inc.	106,270	9,416,585

Total Common Stocks (cost $602,089,079)		721,139,732

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(b)	6,942,163	6,942,163

Total Mutual Fund (cost $6,942,163)		6,942,163

Repurchase Agreement 0.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $4,633,797, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $4,726,470. (c)	$4,633,759	4,633,759

Total Repurchase Agreement (cost $4,633,759)		4,633,759

Total Investments (cost $613,665,001) (d) — 100.7%		732,715,654
Liabilities in excess of other assets — (0.7%)		(5,056,326)

NET ASSETS — 100.0%		$727,659,328

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $4,557,565.
(b)	Represents 7-day effective yield as of March 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $4,633,759.
(d)	At March 31, 2012, the tax basis cost of the Fund’s investments was $621,393,999, tax unrealized appreciation and depreciation were $115,910,889 and $(4,589,234), respectively.

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$721,139,732	$—	$—	$721,139,732
Mutual Funds	6,942,163	—	—	6,942,163
Repurchase Agreement	—	4,633,759	—	4,633,759

Total	$728,081,895	$4,633,759	$—	$732,715,654

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.2%

	Shares	Market Value
Health Care Providers & Services 1.3%
Assisted Living Concepts, Inc., Class A	197,216	$3,275,758
Capital Senior Living Corp.*	49,111	453,785

		3,729,543

Hotels, Restaurants & Leisure 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	150,646	8,497,941

Real Estate Investment Trusts (REITs) 90.7%
Acadia Realty Trust	104,209	2,348,871
Apartment Investment & Management Co., Class A	276,298	7,297,030
Ashford Hospitality Trust, Inc.	84,750	763,597
AvalonBay Communities, Inc.	70,924	10,025,107
BioMed Realty Trust, Inc.	60,500	1,148,290
Boston Properties, Inc.	130,016	13,650,380
BRCP REIT I, LLC*(a)(b)	1,255,145	347,675
BRCP REIT II, LLC*(a)(b)	3,066,644	1,490,389
BRE Properties, Inc.	53,380	2,698,359
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,771,091
Camden Property Trust	72,045	4,736,959
CommonWealth REIT	47,414	882,849
Coresite Realty Corp.(c)	37,900	894,061
Cousins Properties, Inc.	425,251	3,223,403
CreXus Investment Corp.	1,310	13,545
DCT Industrial Trust, Inc.(c)	723,961	4,271,370
Digital Realty Trust, Inc.(c)	7,976	589,985
Douglas Emmett, Inc.(c)	48,470	1,105,601
Equity Lifestyle Properties, Inc.	81,146	5,659,122
Equity One, Inc.	5,801	117,296
Equity Residential	463,242	29,008,214
Federal Realty Investment Trust	43,106	4,172,230
General Growth Properties, Inc.	768,994	13,065,208
HCP, Inc.	357,164	14,093,691
Health Care REIT, Inc.	63,450	3,487,212
Healthcare Realty Trust, Inc.	221,668	4,876,696
Host Hotels & Resorts, Inc.	1,091,998	17,930,607
Hudson Pacific Properties, Inc.	118,300	1,789,879
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,522,228
Lexington Realty Trust(c)	19,790	177,912
Macerich Co. (The)	5,360	309,540
Mack-Cali Realty Corp.	199,311	5,744,143
Omega Healthcare Investors, Inc.(c)	51,950	1,104,457
Parkway Properties, Inc.	3,950	41,396
Plum Creek Timber Co., Inc.	11,101	461,358
Prologis, Inc.	176,271	6,349,281
PS Business Parks, Inc.	33,627	2,203,914
Public Storage	84,243	11,639,855
Regency Centers Corp.	315,422	14,029,971
Retail Opportunity Investments Corp.(c)	189,031	2,275,933
Senior Housing Properties Trust	223,824	4,935,319
Simon Property Group, Inc.	301,004	43,850,263
Sovran Self Storage, Inc.	35,253	1,756,657
STAG Industrial, Inc.(c)	46,590	650,396
Starwood Property Trust, Inc.(c)	84,799	1,782,475
Vornado Realty Trust	243,344	20,489,565
Winthrop Realty Trust	99,800	1,156,682

		272,940,062

Real Estate Management & Development 4.4%
Brookfield Office Properties, Inc.	320,712	5,596,424
Forest City Enterprises, Inc., Class A*	494,695	7,746,924

		13,343,348

Total Common Stocks (cost $207,808,666)		298,510,894

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(d)	2,163,043	2,163,043

Total Mutual Fund (cost $2,163,043)		2,163,043

Repurchase Agreement 1.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $5,840,840, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.50%, maturing 01/15/19—03/20/42; total market value $5,957,654.(e)	$5,840,792	5,840,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Real Estate Fund

Repurchase Agreement (continued)

	Principal Amount	Market Value
Total Repurchase Agreement (cost $5,840,792)		$5,840,792

Total Investments (cost $215,812,501) (f) — 101.8%		306,514,729
Liabilities in excess of other assets — (1.8%)		(5,378,599)

NET ASSETS — 100.0%		$301,136,130

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Security considered illiquid and restricted. The total value of such securities as of March 31, 2012 was $6,131,383 and represented 2.04% of Net Assets.
(c)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $5,701,449.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $5,840,792.
(f)	At March 31, 2012, the tax basis cost of the Fund’s investments was $216,793,465, tax unrealized appreciation and depreciation were $92,050,622 and $(2,329,358), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$3,729,543	$—	$—	$3,729,543
Hotels, Restaurants & Leisure	8,497,941	—	—	8,497,941
Real Estate Investment Trusts (REITs)	266,808,679	—	6,131,383	272,940,062
Real Estate Management & Development	13,343,348	—	—	13,343,348

Total Common Stocks	$292,379,511	$—	$6,131,383	$298,510,894

Mutual Fund	2,163,043	—	—	2,163,043
Repurchase Agreement	—	5,840,792	—	5,840,792

Total	$294,542,554	$5,840,792	$6,131,383	$306,514,729

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$6,142,290	$6,142,290
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(10,907)	(10,907)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/12	$6,131,383	$6,131,383

Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$(10,907)	$(10,907)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
Common stocks	$6,131,383	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0 5.0 – 20.0	% %

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 2.5%
Boeing Co. (The)	154,157	$11,464,656
General Dynamics Corp.	73,716	5,409,280
Goodrich Corp.	25,970	3,257,677
Honeywell International, Inc.	160,268	9,784,361
L-3 Communications Holdings, Inc.	20,595	1,457,508
Lockheed Martin Corp.	55,069	4,948,500
Northrop Grumman Corp.	52,673	3,217,267
Precision Castparts Corp.	29,989	5,185,098
Raytheon Co.	70,795	3,736,560
Rockwell Collins, Inc.	30,299	1,744,011
Textron, Inc.	57,642	1,604,177
United Technologies Corp.	188,181	15,607,732

		67,416,827

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	33,852	2,216,968
Expeditors International of Washington, Inc.	43,723	2,033,557
FedEx Corp.	64,765	5,955,789
United Parcel Service, Inc., Class B	198,631	16,033,494

		26,239,808

Airlines 0.0%†
Southwest Airlines Co.	160,875	1,325,610

Auto Components 0.3%
BorgWarner, Inc.*(a)	22,627	1,908,361
Goodyear Tire & Rubber Co. (The)*	50,413	565,634
Johnson Controls, Inc.	140,738	4,571,170

		7,045,165

Automobiles 0.5%
Ford Motor Co.	785,635	9,812,581
Harley-Davidson, Inc.	46,751	2,294,539

		12,107,120

Beverages 2.5%
Beam, Inc.	32,320	1,892,982
Brown-Forman Corp., Class B	20,800	1,734,512
Coca-Cola Co. (The)	468,182	34,650,150
Coca-Cola Enterprises, Inc.	63,065	1,803,659
Constellation Brands, Inc., Class A*	35,416	835,464
Dr Pepper Snapple Group, Inc.	44,208	1,777,604
Molson Coors Brewing Co., Class B	32,557	1,473,204
PepsiCo, Inc.	324,766	21,548,224

		65,715,799

Biotechnology 1.2%
Amgen, Inc.	163,523	11,117,929
Biogen Idec, Inc.*	49,592	6,247,104
Celgene Corp.*	91,104	7,062,382
Gilead Sciences, Inc.*	156,503	7,645,172

		32,072,587

Building Products 0.0%†
Masco Corp.	73,822	987,000

Capital Markets 2.0%
Ameriprise Financial, Inc.	46,356	2,648,318
Bank of New York Mellon Corp. (The)	249,996	6,032,403
BlackRock, Inc.	20,654	4,232,005
Charles Schwab Corp. (The)	222,577	3,198,431
E*TRADE Financial Corp.*	53,105	581,500
Federated Investors, Inc., Class B(a)	19,054	427,000
Franklin Resources, Inc.	29,690	3,682,451
Goldman Sachs Group, Inc. (The)	102,311	12,724,419
Invesco Ltd.	92,998	2,480,257
Legg Mason, Inc.	25,708	718,024
Morgan Stanley	314,781	6,182,299
Northern Trust Corp.	49,694	2,357,980
State Street Corp.	101,423	4,614,747
T. Rowe Price Group, Inc.	52,329	3,417,084

		53,296,918

Chemicals 2.3%
Air Products & Chemicals, Inc.	43,556	3,998,441
Airgas, Inc.	14,092	1,253,765
CF Industries Holdings, Inc.	13,483	2,462,670
Dow Chemical Co. (The)	244,992	8,486,523
E.I. du Pont de Nemours & Co.	192,702	10,193,936
Eastman Chemical Co.	28,376	1,466,755
Ecolab, Inc.	60,680	3,745,170
FMC Corp.	14,524	1,537,511
International Flavors & Fragrances, Inc.	16,600	972,760
Monsanto Co.	110,661	8,826,321
Mosaic Co. (The)	61,387	3,394,087
PPG Industries, Inc.	31,163	2,985,415
Praxair, Inc.	61,796	7,084,294
Sherwin-Williams Co. (The)	17,833	1,937,912
Sigma-Aldrich Corp.	24,837	1,814,591

		60,160,151

Commercial Banks 2.9%
BB&T Corp.	144,219	4,527,034
Comerica, Inc.	40,981	1,326,145
Fifth Third Bancorp	189,649	2,664,569
First Horizon National Corp.	53,890	559,378
Huntington Bancshares, Inc.	177,548	1,145,185
KeyCorp	196,509	1,670,327
M&T Bank Corp.	26,085	2,266,265
PNC Financial Services Group, Inc.	108,460	6,994,585
Regions Financial Corp.	259,348	1,709,103
SunTrust Banks, Inc.	110,731	2,676,368
U.S. Bancorp	395,046	12,515,057
Wells Fargo & Co.	1,090,507	37,229,909
Zions Bancorporation	37,708	809,214

		76,093,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	21,678	$653,158
Cintas Corp.	22,749	889,941
Iron Mountain, Inc.	36,285	1,045,008
Pitney Bowes, Inc.(a)	41,189	724,103
Republic Services, Inc.	64,917	1,983,863
RR Donnelley & Sons Co.(a)	38,434	476,197
Stericycle, Inc.*(a)	17,554	1,468,217
Waste Management, Inc.	95,341	3,333,121

		10,573,608

Communications Equipment 2.2%
Cisco Systems, Inc.	1,113,691	23,554,565
F5 Networks, Inc.*	16,391	2,212,129
Harris Corp.	23,676	1,067,314
JDS Uniphase Corp.*	47,864	693,549
Juniper Networks, Inc.*	108,460	2,481,565
Motorola Mobility Holdings, Inc.*	54,351	2,132,733
Motorola Solutions, Inc.	60,731	3,086,957
QUALCOMM, Inc.	349,749	23,789,927

		59,018,739

Computers & Peripherals 5.7%
Apple, Inc.*	192,838	115,600,596
Dell, Inc.*	315,678	5,240,255
EMC Corp.*	424,432	12,682,028
Hewlett-Packard Co.	409,603	9,760,840
Lexmark International, Inc., Class A	14,821	492,650
NetApp, Inc.*	74,930	3,354,616
SanDisk Corp.*	50,007	2,479,847
Western Digital Corp.*	48,213	1,995,536

		151,606,368

Construction & Engineering 0.2%
Fluor Corp.	34,902	2,095,516
Jacobs Engineering Group, Inc.*	26,586	1,179,621
Quanta Services, Inc.*	43,347	905,952

		4,181,089

Construction Materials 0.0%†
Vulcan Materials Co.	26,592	1,136,276

Consumer Finance 0.9%
American Express Co.	209,791	12,138,507
Capital One Financial Corp.	114,441	6,378,941
Discover Financial Services	110,437	3,681,970
SLM Corp.	104,917	1,653,492

		23,852,910

Containers & Packaging 0.1%
Ball Corp.	32,937	1,412,338
Bemis Co., Inc.	21,051	679,737
Owens-Illinois, Inc.*	33,708	786,745
Sealed Air Corp.	39,402	760,853

		3,639,673

Distributors 0.1%
Genuine Parts Co.	32,096	2,014,024

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	22,646	875,042
DeVry, Inc.	12,499	423,341
H&R Block, Inc.	60,088	989,649

		2,288,032

Diversified Financial Services 3.4%
Bank of America Corp.	2,219,124	21,237,017
Citigroup, Inc.	605,572	22,133,657
CME Group, Inc.	13,743	3,976,262
IntercontinentalExchange, Inc.*	14,982	2,058,826
JPMorgan Chase & Co.	789,423	36,297,669
Leucadia National Corp.	40,718	1,062,740
Moody’s Corp.	40,377	1,699,872
NASDAQ OMX Group, Inc. (The)*	26,324	681,792
NYSE Euronext	54,033	1,621,530

		90,769,365

Diversified Telecommunication Services 2.5%
AT&T, Inc.	1,226,079	38,290,447
CenturyLink, Inc.	127,995	4,947,007
Frontier Communications Corp.(a)	204,851	854,229
Verizon Communications, Inc.	586,328	22,415,319
Windstream Corp.(a)	120,191	1,407,437

		67,914,439

Electric Utilities 1.8%
American Electric Power Co., Inc.	99,952	3,856,148
Duke Energy Corp.	275,995	5,798,655
Edison International	67,177	2,855,694
Entergy Corp.	36,534	2,455,085
Exelon Corp.	175,877	6,896,152
FirstEnergy Corp.	86,223	3,930,907
NextEra Energy, Inc.	86,521	5,284,703
Northeast Utilities	36,511	1,355,288
Pepco Holdings, Inc.	46,518	878,725
Pinnacle West Capital Corp.	22,467	1,076,169
PPL Corp.	119,763	3,384,502
Progress Energy, Inc.	60,822	3,230,257
Southern Co. (The)	179,096	8,046,783

		49,049,068

Electrical Equipment 0.5%
Cooper Industries PLC	32,602	2,084,898
Emerson Electric Co.	151,676	7,914,454
Rockwell Automation, Inc.	29,443	2,346,607
Roper Industries, Inc.	20,047	1,987,860

		14,333,819

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	34,179	2,042,879
Corning, Inc.	316,634	4,458,207
FLIR Systems, Inc.	32,182	814,526
Jabil Circuit, Inc.	37,800	949,536
Molex, Inc.(a)	28,450	800,014
TE Connectivity Ltd.	87,971	3,232,934

		12,298,096

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	90,372	3,790,202
Cameron International Corp.*	50,842	2,685,983
Diamond Offshore Drilling, Inc.(a)	14,244	950,787
FMC Technologies, Inc.*	49,425	2,492,008
Halliburton Co.	190,719	6,329,964
Helmerich & Payne, Inc.	22,098	1,192,187
Nabors Industries Ltd.*	59,180	1,035,058
National Oilwell Varco, Inc.	87,665	6,966,738
Noble Corp.*	52,057	1,950,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Rowan Cos., Inc.*	25,784	$849,067
Schlumberger Ltd.	276,225	19,316,414

		47,558,984

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	89,889	8,161,921
CVS Caremark Corp.	269,238	12,061,863
Kroger Co. (The)	119,953	2,906,461
Safeway, Inc.(a)	55,219	1,115,976
SUPERVALU, Inc.(a)	44,211	252,445
Sysco Corp.	121,621	3,631,603
Walgreen Co.	181,453	6,076,861
Wal-Mart Stores, Inc.	361,155	22,102,686
Whole Foods Market, Inc.	33,496	2,786,867

		59,096,683

Food Products 1.8%
Archer-Daniels-Midland Co.	136,027	4,306,615
Campbell Soup Co.(a)	36,889	1,248,693
ConAgra Foods, Inc.	85,467	2,244,363
Dean Foods Co.*	37,271	451,352
General Mills, Inc.	133,171	5,253,596
H.J. Heinz Co.	66,023	3,535,532
Hershey Co. (The)	31,566	1,935,943
Hormel Foods Corp.(a)	28,453	839,932
J.M. Smucker Co. (The)	23,475	1,909,926
Kellogg Co.	51,096	2,740,278
Kraft Foods, Inc., Class A	365,568	13,895,240
McCormick & Co., Inc., Non-Voting Shares	27,319	1,486,973
Mead Johnson Nutrition Co.	41,972	3,461,850
Sara Lee Corp.	121,808	2,622,526
Tyson Foods, Inc., Class A	60,251	1,153,807

		47,086,626

Gas Utilities 0.1%
AGL Resources, Inc.	24,025	942,260
ONEOK, Inc.	21,416	1,748,831

		2,691,091

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	116,244	6,949,066
Becton, Dickinson and Co.	43,792	3,400,449
Boston Scientific Corp.*	295,759	1,768,639
C. R. Bard, Inc.	17,113	1,689,395
CareFusion Corp.*	46,088	1,195,062
Covidien PLC	99,854	5,460,017
DENTSPLY International, Inc.	29,081	1,167,021
Edwards Lifesciences Corp.*	23,740	1,726,610
Intuitive Surgical, Inc.*	8,117	4,397,385
Medtronic, Inc.	215,907	8,461,395
St. Jude Medical, Inc.	66,131	2,930,265
Stryker Corp.	67,063	3,720,655
Varian Medical Systems, Inc.*	23,212	1,600,699
Zimmer Holdings, Inc.	36,947	2,374,953

		46,841,611

Health Care Providers & Services 2.1%
Aetna, Inc.	73,045	3,663,937
AmerisourceBergen Corp.	53,271	2,113,793
Cardinal Health, Inc.	71,237	3,071,027
Cigna Corp.	59,181	2,914,664
Coventry Health Care, Inc.	29,762	1,058,634
DaVita, Inc.*	19,282	1,738,658
Express Scripts, Inc.*	100,300	5,434,254
Humana, Inc.	33,883	3,133,500
Laboratory Corp of America Holdings*	20,383	1,865,860
McKesson Corp.	50,830	4,461,349
Medco Health Solutions, Inc.*	80,188	5,637,217
Patterson Cos., Inc.	18,071	603,571
Quest Diagnostics, Inc.	32,531	1,989,271
Tenet Healthcare Corp.*	80,002	424,811
UnitedHealth Group, Inc.	216,603	12,766,581
WellPoint, Inc.	69,626	5,138,399

		56,015,526

Health Care Technology 0.1%
Cerner Corp.*	30,042	2,287,999

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	93,299	2,993,032
Chipotle Mexican Grill, Inc.*	6,453	2,697,354
Darden Restaurants, Inc.	26,071	1,333,792
International Game Technology	61,386	1,030,671
Marriott International, Inc., Class A	55,287	2,092,613
McDonald’s Corp.	210,924	20,691,644
Starbucks Corp.	155,709	8,702,576
Starwood Hotels & Resorts Worldwide, Inc.	40,449	2,281,728
Wyndham Worldwide Corp.	30,755	1,430,415
Wynn Resorts Ltd.	16,330	2,039,291
Yum! Brands, Inc.	95,153	6,772,991

		52,066,107

Household Durables 0.2%
D.R. Horton, Inc.	57,507	872,381
Harman International Industries, Inc.	14,393	673,736
Leggett & Platt, Inc.(a)	28,605	658,201
Lennar Corp., Class A(a)	33,187	902,023
Newell Rubbermaid, Inc.	59,718	1,063,578
PulteGroup, Inc.*	69,906	618,668
Whirlpool Corp.	15,844	1,217,770

		6,006,357

Household Products 2.1%
Clorox Co. (The)	27,200	1,870,000
Colgate-Palmolive Co.	99,468	9,725,981
Kimberly-Clark Corp.	81,245	6,003,193
Procter & Gamble Co. (The)	569,616	38,283,891

		55,883,065

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)*	132,959	1,737,774
NRG Energy, Inc.*	47,073	737,634

		2,475,408

Industrial Conglomerates 2.6%
3M Co.	143,950	12,841,779
Danaher Corp.	118,217	6,620,152
General Electric Co.	2,188,266	43,918,499
Tyco International Ltd.	95,243	5,350,752

		68,731,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 3.9%
Accenture PLC, Class A	133,764	$8,627,778
Automatic Data Processing, Inc.	101,353	5,593,672
Cognizant Technology Solutions Corp., Class A*	62,664	4,821,995
Computer Sciences Corp.	31,797	952,002
Fidelity National Information Services, Inc.	49,315	1,633,313
Fiserv, Inc.*	28,290	1,963,043
International Business Machines Corp.	239,780	50,030,097
MasterCard, Inc., Class A	21,978	9,242,628
Paychex, Inc.	66,505	2,060,990
SAIC, Inc.*	57,089	753,575
Teradata Corp.*	34,521	2,352,606
Total System Services, Inc.	33,408	770,722
Visa, Inc., Class A	103,113	12,167,334
Western Union Co. (The)	127,661	2,246,834

		103,216,589

Insurance 3.5%
ACE Ltd.	69,648	5,098,234
Aflac, Inc.	96,561	4,440,840
Allstate Corp. (The)	102,264	3,366,531
American International Group, Inc.*	111,056	3,423,856
Aon Corp.	67,128	3,293,300
Assurant, Inc.	17,481	707,981
Berkshire Hathaway, Inc., Class B*	363,581	29,504,598
Chubb Corp. (The)	56,458	3,901,812
Cincinnati Financial Corp.	33,432	1,153,738
Genworth Financial, Inc., Class A*	100,741	838,165
Hartford Financial Services Group, Inc.	91,922	1,937,716
Lincoln National Corp.	61,255	1,614,682
Loews Corp.	62,962	2,510,295
Marsh & McLennan Cos., Inc.	112,204	3,679,169
MetLife, Inc.	219,143	8,184,991
Principal Financial Group, Inc.	63,181	1,864,471
Progressive Corp. (The)	127,157	2,947,499
Prudential Financial, Inc.	97,308	6,168,354
Torchmark Corp.	20,890	1,041,367
Travelers Cos., Inc. (The)	81,743	4,839,186
Unum Group	60,301	1,476,169
XL Group PLC	66,103	1,433,774

		93,426,728

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	75,265	15,241,915
Expedia, Inc.(a)	19,563	654,187
Netflix, Inc.*(a)	11,466	1,319,049
priceline.com, Inc.*	10,291	7,383,792
TripAdvisor, Inc.*	19,567	697,955

		25,296,898

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	37,008	1,358,194
eBay, Inc.*	236,853	8,737,507
Google, Inc., Class A*	52,445	33,629,832
VeriSign, Inc.	32,808	1,257,859
Yahoo!, Inc.*	252,829	3,848,057

		48,831,449

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	23,728	871,292
Mattel, Inc.	69,830	2,350,478

		3,221,770

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	71,591	3,186,515
Life Technologies Corp.*	36,751	1,794,184
PerkinElmer, Inc.	23,104	639,056
Thermo Fisher Scientific, Inc.	76,123	4,291,815
Waters Corp.*	18,480	1,712,357

		11,623,927

Machinery 2.1%
Caterpillar, Inc.	133,877	14,260,578
Cummins, Inc.	39,761	4,772,910
Deere & Co.	83,431	6,749,568
Dover Corp.	38,224	2,405,819
Eaton Corp.	69,203	3,448,385
Flowserve Corp.	11,459	1,323,629
Illinois Tool Works, Inc.	99,950	5,709,144
Ingersoll-Rand PLC	62,154	2,570,068
Joy Global, Inc.	21,864	1,607,004
PACCAR, Inc.	73,858	3,458,770
Pall Corp.	23,747	1,416,034
Parker Hannifin Corp.	31,151	2,633,817
Snap-on, Inc.	11,944	728,226
Stanley Black & Decker, Inc.	35,012	2,694,523
Xylem, Inc.	38,073	1,056,526

		54,835,001

Media 3.1%
Cablevision Systems Corp., Class A	45,554	668,733
CBS Corp. Non-Voting Shares, Class B	134,921	4,575,171
Comcast Corp., Class A	558,607	16,763,796
DIRECTV, Class A*	140,421	6,928,372
Discovery Communications, Inc., Class A*	54,013	2,733,058
Gannett Co., Inc.	49,170	753,776
Interpublic Group of Cos., Inc. (The)	94,378	1,076,853
McGraw-Hill Cos., Inc. (The)	58,057	2,814,023
News Corp., Class A	446,504	8,791,664
Omnicom Group, Inc.	56,882	2,881,073
Scripps Networks Interactive, Inc., Class A	20,065	976,965
Time Warner Cable, Inc.	65,287	5,320,890
Time Warner, Inc.	201,280	7,598,320
Viacom, Inc., Class B	112,271	5,328,382
Walt Disney Co. (The)	370,681	16,228,414
Washington Post Co. (The), Class B(a)	1,004	375,064

		83,814,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.8%
Alcoa, Inc.	219,464	$2,199,029
Allegheny Technologies, Inc.	21,885	901,005
Cliffs Natural Resources, Inc.	29,473	2,041,300
Freeport-McMoRan Copper & Gold, Inc.	195,888	7,451,580
Newmont Mining Corp.	102,285	5,244,152
Nucor Corp.	65,300	2,804,635
Titanium Metals Corp.	17,016	230,737
United States Steel Corp.(a)	29,507	866,621

		21,739,059

Multiline Retail 0.8%
Big Lots, Inc.*	13,530	582,061
Dollar Tree, Inc.*	24,543	2,319,068
Family Dollar Stores, Inc.	24,209	1,531,945
J.C. Penney Co., Inc.(a)	29,890	1,059,003
Kohl’s Corp.	52,254	2,614,268
Macy’s, Inc.	85,019	3,377,805
Nordstrom, Inc.	33,361	1,858,875
Sears Holdings Corp.*(a)	7,946	526,422
Target Corp.	138,802	8,087,992

		21,957,439

Multi-Utilities 1.3%
Ameren Corp.	49,954	1,627,501
CenterPoint Energy, Inc.	87,832	1,732,047
CMS Energy Corp.	52,920	1,164,240
Consolidated Edison, Inc.	60,388	3,527,867
Dominion Resources, Inc.	117,797	6,032,384
DTE Energy Co.	34,901	1,920,602
Integrys Energy Group, Inc.	15,984	846,992
NiSource, Inc.	57,945	1,410,961
PG&E Corp.	85,088	3,693,670
Public Service Enterprise Group, Inc.	104,304	3,192,746
SCANA Corp.(a)	23,968	1,093,181
Sempra Energy	49,668	2,978,093
TECO Energy, Inc.	44,238	776,377
Wisconsin Energy Corp.	47,691	1,677,769
Xcel Energy, Inc.	100,554	2,661,665

		34,336,095

Office Electronics 0.1%
Xerox Corp.	278,563	2,250,789

Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.*	45,342	689,652
Anadarko Petroleum Corp.	103,016	8,070,273
Apache Corp.	79,432	7,978,150
Cabot Oil & Gas Corp.	43,096	1,343,302
Chesapeake Energy Corp.	136,764	3,168,822
Chevron Corp.	409,144	43,876,603
ConocoPhillips	265,023	20,144,398
CONSOL Energy, Inc.	46,773	1,594,959
Denbury Resources, Inc.*	81,933	1,493,639
Devon Energy Corp.	83,493	5,938,022
El Paso Corp.	159,631	4,717,096
EOG Resources, Inc.	55,601	6,177,271
EQT Corp.	30,816	1,485,639
Exxon Mobil Corp.	975,169	84,576,407
Hess Corp.	62,481	3,683,255
Marathon Oil Corp.	145,529	4,613,269
Marathon Petroleum Corp.	72,492	3,143,253
Murphy Oil Corp.	39,903	2,245,342
Newfield Exploration Co.*	27,221	944,024
Noble Energy, Inc.	36,533	3,572,197
Occidental Petroleum Corp.	167,692	15,969,309
Peabody Energy Corp.	55,856	1,617,590
Pioneer Natural Resources Co.	25,435	2,838,292
QEP Resources, Inc.	36,427	1,111,024
Range Resources Corp.	32,543	1,892,050
Southwestern Energy Co.*	72,080	2,205,648
Spectra Energy Corp.	134,549	4,245,021
Sunoco, Inc.	22,023	840,178
Tesoro Corp.*	29,347	787,674
Valero Energy Corp.	115,410	2,974,116
Williams Cos., Inc. (The)	122,272	3,767,200
WPX Energy, Inc.*	40,505	729,495

		248,433,170

Paper & Forest Products 0.2%
International Paper Co.	90,118	3,163,142
MeadWestvaco Corp.	35,128	1,109,693

		4,272,835

Personal Products 0.2%
Avon Products, Inc.	88,836	1,719,865
Estee Lauder Cos., Inc. (The), Class A	46,407	2,874,450

		4,594,315

Pharmaceuticals 5.7%
Abbott Laboratories(b)	325,112	19,926,114
Allergan, Inc.	62,885	6,001,115
Bristol-Myers Squibb Co.	349,316	11,789,415
Eli Lilly & Co.	211,054	8,499,145
Forest Laboratories, Inc.*	55,091	1,911,107
Hospira, Inc.*(a)	33,835	1,265,091
Johnson & Johnson	567,684	37,444,437
Merck & Co., Inc.	629,444	24,170,650
Mylan, Inc.*	87,949	2,062,404
Perrigo Co.	19,217	1,985,308
Pfizer, Inc.	1,560,429	35,359,321
Watson Pharmaceuticals, Inc.*	26,223	1,758,514

		152,172,621

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	10,029	849,757
Equifax, Inc.	24,976	1,105,438
Robert Half International, Inc.	29,493	893,638

		2,848,833

Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	81,333	5,125,606
Apartment Investment & Management Co., Class A	25,206	665,690
AvalonBay Communities, Inc.	19,605	2,771,167

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	30,609	$3,213,639
Equity Residential	61,995	3,882,127
HCP, Inc.	84,546	3,336,185
Health Care REIT, Inc.	43,375	2,383,890
Host Hotels & Resorts, Inc.	145,625	2,391,163
Kimco Realty Corp.	83,924	1,616,376
Plum Creek Timber Co., Inc.	33,263	1,382,410
Prologis, Inc.	94,915	3,418,838
Public Storage	29,385	4,060,125
Simon Property Group, Inc.	63,298	9,221,253
Ventas, Inc.	59,647	3,405,844
Vornado Realty Trust	38,220	3,218,124
Weyerhaeuser Co.	110,610	2,424,571

		52,517,008

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	67,621	1,349,715

Road & Rail 0.8%
CSX Corp.	217,330	4,676,942
Norfolk Southern Corp.	68,686	4,521,599
Ryder System, Inc.	10,527	555,826
Union Pacific Corp.	99,054	10,646,324

		20,400,691

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	121,200	972,024
Altera Corp.	66,545	2,649,822
Analog Devices, Inc.	61,438	2,482,095
Applied Materials, Inc.	264,973	3,296,264
Broadcom Corp., Class A*	101,279	3,980,265
First Solar, Inc.*(a)	12,250	306,863
Intel Corp.	1,034,304	29,074,285
KLA-Tencor Corp.	34,369	1,870,361
Linear Technology Corp.	46,973	1,582,990
LSI Corp.*	116,270	1,009,224
Microchip Technology, Inc.(a)	39,384	1,465,085
Micron Technology, Inc.*	203,678	1,649,792
Novellus Systems, Inc.*	14,475	722,447
NVIDIA Corp.*	125,924	1,937,970
Teradyne, Inc.*	37,990	641,651
Texas Instruments, Inc.	236,622	7,952,865
Xilinx, Inc.	54,123	1,971,701

		63,565,704

Software 3.7%
Adobe Systems, Inc.*	101,947	3,497,801
Autodesk, Inc.*	46,773	1,979,433
BMC Software, Inc.*	34,649	1,391,504
CA, Inc.	74,390	2,050,188
Citrix Systems, Inc.*	38,454	3,034,405
Electronic Arts, Inc.*	68,350	1,126,408
Intuit, Inc.	61,285	3,685,067
Microsoft Corp.	1,544,415	49,807,384
Oracle Corp.	811,110	23,651,968
Red Hat, Inc.*	39,767	2,381,646
Salesforce.com, Inc.*	28,041	4,332,615
Symantec Corp.*	151,996	2,842,325

		99,780,744

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	17,734	879,784
AutoNation, Inc.*(a)	9,357	321,039
AutoZone, Inc.*	5,708	2,122,234
Bed Bath & Beyond, Inc.*	48,572	3,194,580
Best Buy Co., Inc.	59,780	1,415,590
CarMax, Inc.*	46,697	1,618,051
GameStop Corp., Class A(a)	28,313	618,356
Gap, Inc. (The)	69,704	1,822,063
Home Depot, Inc. (The)	318,723	16,034,954
Limited Brands, Inc.	50,719	2,434,512
Lowe’s Cos., Inc.	257,538	8,081,543
O’Reilly Automotive, Inc.*	26,461	2,417,212
Ross Stores, Inc.	47,672	2,769,743
Staples, Inc.	144,222	2,333,512
Tiffany & Co.(a)	26,181	1,809,893
TJX Cos., Inc.	155,896	6,190,630
Urban Outfitters, Inc.*	22,497	654,888

		54,718,584

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	59,851	4,625,285
NIKE, Inc., Class B	76,172	8,260,092
Ralph Lauren Corp.	13,299	2,318,415
VF Corp.	18,080	2,639,318

		17,843,110

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	108,106	790,255
People’s United Financial, Inc.	73,954	979,151

		1,769,406

Tobacco 1.9%
Altria Group, Inc.	423,917	13,086,318
Lorillard, Inc.	27,502	3,560,959
Philip Morris International, Inc.	356,451	31,585,123
Reynolds American, Inc.	69,707	2,888,658

		51,121,058

Trading Companies & Distributors 0.2%
Fastenal Co.	60,867	3,292,905
W.W. Grainger, Inc.	12,586	2,703,598

		5,996,503

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	51,661	2,755,598
MetroPCS Communications, Inc.*	61,301	552,935
Sprint Nextel Corp.*	617,832	1,760,821

		5,069,354

Total Common Stocks (cost $2,419,461,736)		2,632,880,218

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (c)	38,705,693	38,705,693

Total Mutual Fund (cost $38,705,693)		38,705,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Repurchase Agreement 0.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $16,719,734, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13%—7.50%, maturing 01/15/19—03/20/42; total market value $17,054,119. (d)	$16,719,594	$16,719,594

Total Repurchase Agreement (cost $16,719,594)		16,719,594

Total Investments (cost $2,474,887,023) (e) — 100.8%		2,688,305,505
Liabilities in excess of other assets — (0.8%)		(20,184,387)

NET ASSETS — 100.0%		$2,668,121,118

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $16,304,504 which was collateralized by a repurchase agreement with a value of $16,719,594 and $13,525 of collateral in the form of U.S. Government securities, interest rates ranging from 0.25% - 2.75% and maturity dates ranging from 06/30/12 - 07/15/19, a total value of $16,733,119.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $16,719,594.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $2,525,185,122, tax unrealized appreciation and depreciation were $491,316,133 and $(328,195,750), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
600	E-Mini S&P 500	06/15/12	$42,096,000	$1,630,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,632,880,218	$—	$—	$2,632,880,218
Futures Contracts	1,630,395	—	—	1,630,395
Mutual Fund	38,705,693	—	—	38,705,693
Repurchase Agreement	—	16,719,594	—	16,719,594

Total	$2,673,216,306	$16,719,594	$—	$2,689,935,900

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2011

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$1,630,395

Total		$1,630,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value
Automobile 0.3%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$3,000,000	$3,049,687

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.65%, 09/25/25(b)	223,210	222,357

Total Asset-Backed Securities (cost $3,218,360)		3,272,044

Collateralized Mortgage Obligations 7.9%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	15,300,128	15,964,368
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	2,921,887	3,078,892
Series 3728, Class EA, 3.50%, 09/15/20	3,334,576	3,433,013
Series 3563, Class BA, 4.00%, 06/15/22	1,184,198	1,212,294
Series 3609, Class JA, 4.00%, 06/15/23	8,773,653	9,113,197
Series 3614, Class QA, 4.00%, 05/15/24	13,043,870	13,737,118
Series 3827, Class UA, 3.50%, 03/15/26	16,561,935	17,005,912
Series 3616, Class PA, 4.50%, 11/15/39	2,746,673	2,920,838
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.64%, 12/25/40(b)	12,783,910	12,750,045
Government National Mortgage Association Series 2009-22, Class AG, 4.00%, 10/16/32	3,076,696	3,199,725
Series 2010-29, Class BA, 4.50%, 04/20/36	2,609,462	2,760,679
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33(c)	712,848	715,720
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	4,376,086	4,508,909

Total Collateralized Mortgage Obligations (cost $90,028,689)		90,400,710

Commercial Mortgage Backed Securities 8.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.19%, 09/10/47(b)	10,015,000	11,183,480
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.19%, 05/11/39(b)	4,225,000	4,410,739
Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	9,735,000	10,468,201
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	4,000,000	4,347,572
Series 2006-PW12, Class A4, 5.72%, 09/11/38(b)	1,730,000	1,963,782
Series 2006-T22, Class AAB, 5.54%, 04/12/38(b)	400,103	417,861
Series 2007-T28, Class A2, 5.59%, 09/11/42	869,652	878,888
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(a)	4,886,529	5,194,937
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	501,391	510,931
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38(b)	9,217,000	9,944,083
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	6,315,833	6,419,027
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	751,605	797,740
Series 2006-LDP7, Class ASB, 5.87%, 04/15/45(b)	1,724,279	1,841,366
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	1,000,000	1,046,479
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.13%, 06/15/29(b)	383,384	392,485
Series 2005-C3, Class A3, 4.65%, 07/15/30	1,106,967	1,107,976
Series 2007-C6, Class A2, 5.85%, 07/15/40	719,081	729,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
LB-UBS Commercial Mortgage Trust (continued)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43(b)	$10,026,000	$10,928,621
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(b)	7,015,000	7,500,389
Series 2004-T13, Class A4, 4.66%, 09/13/45	1,000,000	1,050,048
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	787,367
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	624,813	635,584
Series 2005-T19, Class A3, 4.83%, 06/12/47	170,146	170,089
Series 2005-T19, Class AAB, 4.85%, 06/12/47	113,833	117,302
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,270,000	3,321,025
Series 2008-T29, Class A3, 6.28%, 01/11/43(b)	137,000	147,566
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,333,060
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2 4.74%, 11/13/36	3,230,172	3,286,154

Total Commercial Mortgage Backed Securities (cost $94,558,380)		94,932,371

Corporate Bonds 64.3%

	Principal Amount	Market Value
Aerospace & Defense 1.2%
L-3 Communications Corp., 3.95%, 11/15/16	13,000,000	13,687,531

Airlines 0.9%
Continental Airlines Pass Through Trust, Series 2006-1, Class G, 0.83%, 06/02/15(b)	10,530,099	10,108,895

Auto Components 0.3%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,363,510

Automobiles 3.2%
Daimler Finance North America LLC 1.67%, 09/13/13(a)(b)	10,000,000	10,040,260
2.95%, 01/11/17(a)	3,000,000	3,109,287
Harley-Davidson Financial Services, Inc., 3.88%, 03/15/16(a)	8,000,000	8,342,912
Volkswagen International Finance NV, 1.23%, 03/21/14(a)(b)	15,000,000	14,994,375

		36,486,834

Beverages 0.5%
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	5,000,000	5,067,140
SABMiller PLC, 5.70%, 01/15/14(a)	750,000	810,263

		5,877,403

Biotechnology 1.4%
Celgene Corp., 2.45%, 10/15/15	8,850,000	9,044,063
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,620,139

		15,664,202

Capital Markets 1.1%
Bear Stearns Cos. LLC (The), 6.95%, 08/10/12	867,000	886,575
FMR LLC, 4.75%, 03/01/13(a)	3,375,000	3,488,781
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,130,912

		12,506,268

Chemicals 1.0%
Cytec Industries, Inc., 6.00%, 10/01/15	10,000,000	11,037,750

Commercial Banks 8.3%
Bank of America NA 6.00%, 06/15/16	10,000,000	10,704,410
5.30%, 03/15/17	5,000,000	5,217,850
CoBank, 1.07%, 06/15/22(a)(b)	4,000,000	3,044,180
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,041,142
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	14,695,437
JPMorgan Chase Bank NA, 0.80%, 06/13/16(b)	5,000,000	4,645,615
National City Bank, 0.82%, 12/15/16(b)	10,432,000	9,716,104
Standard Chartered PLC 3.85%, 04/27/15(a)	7,000,000	7,269,360
3.20%, 05/12/16(a)	4,000,000	4,077,196
SunTrust Bank, 0.78%, 08/24/15(b)	5,000,000	4,563,450
Svenska Handelsbanken AB 2.88%, 09/14/12(a)	2,750,000	2,776,975
2.88%, 04/04/17	10,000,000	9,996,760
Union Bank NA, 5.95%, 05/11/16	7,000,000	7,643,713
Wachovia Corp., 0.89%, 10/28/15(b)	5,000,000	4,762,275

		95,154,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals 1.2%
Hewlett-Packard Co., 2.35%, 03/15/15	$13,000,000	$13,247,117

Consumer Finance 2.1%
American Honda Finance Corp. 6.70%, 10/01/13(a)	1,000,000	1,079,237
1.45%, 02/27/15(a)	5,000,000	5,023,230
2.50%, 09/21/15(a)	4,200,000	4,343,258
Toyota Motor Credit Corp. 1.00%, 02/17/15	6,000,000	5,998,968
3.20%, 06/17/15	7,035,000	7,474,336

		23,919,029

Diversified Financial Services 6.0%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	8,723,200	10,227,952
Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000,000	10,081,710
Citigroup, Inc. 6.50%, 08/19/13	3,000,000	3,173,763
6.00%, 12/13/13	6,000,000	6,356,982
4.45%, 01/10/17	3,300,000	3,456,770
General Electric Capital Corp. Series A, 0.73%, 09/15/14(b)	4,500,000	4,440,006
0.78%, 01/08/16(b)	5,000,000	4,787,730
3.35%, 10/17/16	5,000,000	5,304,245
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,690,638
JPMorgan Chase & Co., 5.25%, 05/01/15	7,000,000	7,597,380
USAA Capital Corp. 1.05%, 09/30/14(a)	5,000,000	4,953,095
2.25%, 12/13/16(a)	5,000,000	5,006,265

		69,076,536

Diversified Telecommunication Services 0.3%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,676,387

Electric Utilities 2.6%
DTE Energy Co. 1.18%, 06/03/13(b)	10,000,000	10,037,500
7.63%, 05/15/14	5,000,000	5,626,035
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,066,689
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,389,116

		30,119,340

Electrical Equipment 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,885,024

Food & Staples Retailing 1.0%
Safeway, Inc. 6.25%, 03/15/14	6,525,000	7,180,175
6.35%, 08/15/17	3,924,000	4,566,006

		11,746,181

Gas Utilities 3.5%
Enbridge Energy Partners LP, 5.88%, 12/15/16	5,250,000	6,050,084
Energy Transfer Partners LP 6.00%, 07/01/13	6,000,000	6,301,164
8.50%, 04/15/14	1,604,000	1,812,566
5.95%, 02/01/15	6,345,000	6,964,469
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,345,040
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,266,665
Sempra Energy, 1.23%, 03/15/14(b)	8,000,000	8,001,856

		39,741,844

Health Care Providers & Services 3.8%
Aristotle Holding, Inc. 2.75%, 11/21/14(a)	3,000,000	3,082,389
2.10%, 02/12/15(a)	2,000,000	2,024,648
CareFusion Corp., 5.13%, 08/01/14	10,000,000	10,818,330
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,845,279
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,413,050
Hospira, Inc., 6.05%, 03/30/17	6,250,000	6,958,012
Quest Diagnostics, Inc., 1.32%, 03/24/14(b)	8,000,000	8,065,928

		43,207,636

Industrial Conglomerates 0.7%
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,415,098
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	2,965,482

		8,380,580

Insurance 3.8%
Berkshire Hathaway, Inc., 1.20%, 08/15/14(b)	10,000,000	10,133,560
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	4,995,490
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,211,998
6.75%, 06/01/16	2,000,000	2,376,126
Metropolitan Life Global Funding I, 2.00%, 01/09/15(a)	6,000,000	6,063,600
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	773,476
Prudential Financial, Inc. 2.75%, 01/14/13	7,000,000	7,099,988
5.15%, 01/15/13	5,000,000	5,169,870
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,547,244

		43,371,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 4.0%
CBS Corp., 8.20%, 05/15/14	$10,000,000	$11,407,200
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	586,519
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,895,005
DIRECTV Holdings LLC, 3.55%, 03/15/15	5,000,000	5,280,155
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,706,110
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,462,934
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	849,130
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,559,829
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,232,701

		45,979,583

Metals & Mining 4.1%
Anglo American Capital PLC, 9.38%, 04/08/14(a)	8,300,000	9,552,761
ArcelorMittal 9.00%, 02/15/15	3,000,000	3,449,592
3.75%, 03/01/16	5,030,000	5,025,880
Barrick International Barbados Corp., 5.75%, 10/15/16(a)	8,000,000	9,165,408
Kinross Gold Corp., 3.63%, 09/01/16(a)	10,000,000	10,061,810
Xstrata Canada Financial Corp. 2.85%, 11/10/14(a)	5,000,000	5,090,780
3.60%, 01/15/17(a)	5,000,000	5,161,100

		47,507,331

Office Electronics 1.2%
Xerox Corp. 1.32%, 05/16/14(b)	7,500,000	7,442,040
6.40%, 03/15/16	5,500,000	6,269,829

		13,711,869

Oil, Gas & Consumable Fuels 3.0%
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,172,750
BP Capital Markets PLC, 3.20%, 03/11/16	10,000,000	10,595,360
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,229,188
Rowan Cos., Inc., 5.00%, 09/01/17	2,505,000	2,666,753
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	365,000	402,550
6.13%, 05/15/16	2,000,000	2,230,108
Transocean, Inc. 5.05%, 12/15/16	6,000,000	6,425,556
6.00%, 03/15/18	4,000,000	4,428,072

		34,150,337

Real Estate Investment Trusts (REITs) 1.5%
CommonWealth REIT 6.40%, 02/15/15	5,000,000	5,279,670
6.25%, 08/15/16	1,500,000	1,587,996
6.25%, 06/15/17	5,000,000	5,324,360
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,366,090

		17,558,116

Road & Rail 1.8%
ERAC USA Finance LLC 2.25%, 01/10/14(a)	7,000,000	7,044,947
5.60%, 05/01/15(a)	1,225,000	1,346,012
2.75%, 03/15/17(a)	3,000,000	2,996,943
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	3,224,163	3,476,696
Series A2, 8.76%, 05/22/15	3,200,378	3,584,423
Series C2, 7.96%, 03/28/17	1,448,255	1,651,011
Federal Express Corp. 1998 Pass Through Trust, Series 981A, 6.72%, 07/15/23	738,110	874,661

		20,974,693

Thrifts & Mortgage Finance 2.6%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,056,610
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,119,961
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,138,705

		29,315,276

Tobacco 2.3%
Lorillard Tobacco Co., 3.50%, 08/04/16	12,700,000	13,222,453
Reynolds American, Inc. 7.25%, 06/01/13	8,000,000	8,523,352
7.30%, 07/15/15	814,000	909,019
7.63%, 06/01/16	3,000,000	3,600,615

		26,255,439

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,102,166

Total Corporate Bonds (cost $728,226,934)		735,812,696

Municipal Bond 0.7%

	Principal Amount	Market Value
Illinois 0.7%
State of Illinois, 4.51%, 03/01/15	8,000,000	8,413,920

Total Municipal Bond (cost $8,000,000)		8,413,920

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

U.S. Government Mortgage Backed Agencies 1.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.58%, 06/01/37(b)	$3,456,028	$3,696,196
Pool# 1B3601 2.78%, 10/01/37(b)	792,740	845,340
Federal National Mortgage Association Pool
Pool# 747271 2.64%, 07/01/34(b)	3,072,608	3,287,164
Pool# 886345 6.28%, 08/01/36(b)	1,472,813	1,602,975
Pool# 893776 5.93%, 09/01/36(b)	1,545,998	1,681,224
Federal National Mortgage Association Pool (continued)
Pool# 949691 6.02%, 09/01/37(b)	1,917,120	2,078,516

Total U.S. Government Mortgage Backed Agencies (cost $12,732,844)		13,191,415

U.S. Government Sponsored & Agency Obligations 12.8%

	Principal Amount	Market Value
Federal Home Loan Bank
1.75%, 03/08/13	15,000,000	15,197,940
3.13%, 12/13/13	5,000,000	5,232,935
2.38%, 03/14/14	5,000,000	5,191,250
Federal Home Loan Mortgage Corp.
0.75%, 12/28/12	48,000,000	48,191,376
0.50%, 10/15/13	15,000,000	15,000,870
1.00%, 08/20/14	51,000,000	51,623,220
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	5,008,524	5,789,854

Total U.S. Government Sponsored & Agency Obligations (cost $145,205,901)		146,227,445

Yankee Dollars 3.7%

	Principal Amount	Market Value
Energy Equipment & Services 1.1%
Weatherford International Ltd.
5.15%, 03/15/13	4,000,000	4,126,932
4.95%, 10/15/13	1,000,000	1,049,523
5.50%, 02/15/16	7,000,000	7,749,049

		12,925,504

Metals & Mining 1.2%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,738,691
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	4,026,301

		13,764,992

Oil, Gas & Consumable Fuels 1.0%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,580,855

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV, 0.97%, 03/21/14(b)	4,300,000	4,311,094

Total Yankee Dollars (cost $41,930,446)		42,582,445

Mutual Fund 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(d)	21,942,882	21,942,882

Total Mutual Fund (cost $21,942,882)		21,942,882

Total Investments (cost $1,145,844,436) (e) — 101.1%		1,156,775,928
Liabilities in excess of other assets — (1.1)%		(12,445,014)

NET ASSETS — 100.0%		$1,144,330,914

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $195,583,806 which represents 17.09% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2012.
(d)	Represents 7-day effective yield as of March 31, 2012.
(e)	At March 31, 2012, the tax basis cost of the Fund's investments was $1,145,844,436, tax unrealized appreciation and depreciation were $13,362,625 and $(2,431,133), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,272,044	$—	$3,272,044
Collateralized Mortgage Obligations	—	90,400,710	—	90,400,710
Commercial Mortgage Backed Securities	—	94,932,371	—	94,932,371
Corporate Bonds	—	735,812,696	—	735,812,696
Municipal Bond	—	8,413,920	—	8,413,920
Mutual Fund	21,942,882	—	—	21,942,882
U.S. Government Mortgage Backed Agencies	—	13,191,415	—	13,191,415
U.S. Government Sponsored & Agency Obligations	—	146,227,445	—	146,227,445
Yankee Dollars	—	42,582,445	—	42,582,445

Total	$21,942,882	$1,134,833,046	$—	$1,156,775,928

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 1.8%
AAR Corp.	14,168	$258,566
Aerovironment, Inc.*	6,057	162,388
American Science & Engineering, Inc.	3,259	218,516
Astronics Corp.*	3,678	128,583
Ceradyne, Inc.	8,889	289,426
Cubic Corp.	5,636	266,470
Curtiss-Wright Corp.	16,607	614,625
DigitalGlobe, Inc.*	12,660	168,884
Ducommun, Inc.*	3,764	44,792
Esterline Technologies Corp.*	10,906	779,343
GenCorp, Inc.*(a)	21,073	149,618
GeoEye, Inc.*	7,954	191,453
HEICO Corp.	14,921	769,774
Hexcel Corp.*	35,086	842,415
KEYW Holding Corp. (The)*(a)	6,698	51,909
Kratos Defense & Security Solutions, Inc.*	10,838	57,875
LMI Aerospace, Inc.*	3,289	59,860
Moog, Inc., Class A*	16,247	696,834
National Presto Industries, Inc.(a)	1,721	130,555
Orbital Sciences Corp.*	20,846	274,125
Taser International, Inc.*	20,090	87,191
Teledyne Technologies, Inc.*	13,151	829,171
Triumph Group, Inc.	13,472	844,155

		7,916,528

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	19,406	112,361
Atlas Air Worldwide Holdings, Inc.*	9,377	461,442
Forward Air Corp.	10,477	384,192
HUB Group, Inc., Class A*	13,131	473,110
Pacer International, Inc.*	12,673	80,093
Park-Ohio Holdings Corp.*	3,008	60,310

		1,571,508

Airlines 0.6%
Alaska Air Group, Inc.*	25,711	920,968
Allegiant Travel Co.*(a)	5,286	288,087
Hawaiian Holdings, Inc.*	18,223	95,306
JetBlue Airways Corp.*	88,131	430,961
Republic Airways Holdings, Inc.*	17,318	85,551
SkyWest, Inc.	19,025	210,226
Spirit Airlines, Inc.*	5,629	112,974
US Airways Group, Inc.*(a)	57,932	439,704

		2,583,777

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	23,854	279,330
Amerigon, Inc.*	10,428	168,725
Cooper Tire & Rubber Co.	22,193	337,778
Dana Holding Corp.	52,344	811,332
Dorman Products, Inc.*	3,885	196,581
Drew Industries, Inc.*	6,872	187,674
Exide Technologies*	27,958	87,509
Fuel Systems Solutions, Inc.*(a)	5,990	156,699
Modine Manufacturing Co.*	16,744	147,850
Motorcar Parts of America, Inc.*(a)	4,320	41,558
Shiloh Industries, Inc.	1,785	17,011
Spartan Motors, Inc.	12,060	63,797
Standard Motor Products, Inc.	7,073	125,475
Stoneridge, Inc.*	9,552	94,469
Superior Industries International, Inc.	8,408	164,292
Tenneco, Inc.*	21,634	803,703
Tower International, Inc.*	2,376	28,940

		3,712,723

Automobiles 0.0%†
Winnebago Industries, Inc.*(a)	10,509	102,988

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	2,926	312,468
Central European Distribution Corp.*(a)	26,128	133,514
Coca-Cola Bottling Co. Consolidated	1,635	102,580
Craft Brew Alliance, Inc.*	3,789	29,024
MGP Ingredients, Inc.	4,453	23,957
National Beverage Corp.*	4,123	66,133
Primo Water Corp.*(a)	5,095	9,935

		677,611

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	17,045	163,291
Acorda Therapeutics, Inc.*	14,068	373,505
Aegerion Pharmaceuticals, Inc.*	3,300	45,639
Affymax, Inc.*(a)	12,685	148,922
Alkermes PLC*	34,139	633,278
Allos Therapeutics, Inc.*	28,527	42,220
Alnylam Pharmaceuticals, Inc.*	16,172	179,024
AMAG Pharmaceuticals, Inc.*	7,578	120,718
Amicus Therapeutics, Inc.*	7,080	37,382
Anacor Pharmaceuticals, Inc.*	4,318	25,433
Anthera Pharmaceuticals, Inc.*	7,655	16,918
Ardea Biosciences, Inc.*	8,270	179,955
Arena Pharmaceuticals, Inc.*(a)	59,567	182,871
ARIAD Pharmaceuticals, Inc.*	56,329	898,448
Arqule, Inc.*	19,162	134,326
Array BioPharma, Inc.*	30,242	103,125
Astex Pharmaceuticals, Inc.*	20,441	38,020
AVEO Pharmaceuticals, Inc.*(a)	11,241	139,501
AVI BioPharma, Inc.*(a)	48,506	74,699
BioCryst Pharmaceuticals, Inc.*(a)	10,518	50,802
BioMimetic Therapeutics, Inc.*	7,052	17,418
Biosante Pharmaceuticals, Inc.*(a)	38,674	26,298
Biospecifics Technologies Corp.*	1,658	26,230
Biotime, Inc.*(a)	8,995	39,668
Cell Therapeutics, Inc.*(a)	79,897	103,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Celldex Therapeutics, Inc.*	19,950	$101,546
Cepheid, Inc.*	23,315	975,267
Chelsea Therapeutics International Ltd.*(a)	20,760	53,146
ChemoCentryx, Inc.*	1,852	19,742
Cleveland Biolabs, Inc.*(a)	10,322	25,392
Clovis Oncology, Inc.*(a)	3,828	97,423
Codexis, Inc.*(a)	9,065	33,087
Cubist Pharmaceuticals, Inc.*	22,527	974,293
Curis, Inc.*(a)	27,400	132,068
Cytori Therapeutics, Inc.*(a)	18,307	45,584
DUSA Pharmaceuticals, Inc.*	8,839	55,332
Dyax Corp.*	35,702	55,695
Dynavax Technologies Corp.*(a)	54,602	276,286
Emergent Biosolutions, Inc.*	8,761	140,176
Enzon Pharmaceuticals, Inc.*	13,562	92,764
Exact Sciences Corp.*	20,302	226,570
Exelixis, Inc.*	52,989	274,483
Genomic Health, Inc.*	6,097	186,629
Geron Corp.*(a)	46,560	78,686
GTx, Inc.*(a)	7,869	30,296
Halozyme Therapeutics, Inc.*	31,738	404,977
Horizon Pharma, Inc.*(a)	2,111	8,740
Idenix Pharmaceuticals, Inc.*(a)	21,399	209,496
ImmunoGen, Inc.*	26,813	385,839
Immunomedics, Inc.*(a)	23,813	86,441
Incyte Corp., Ltd.*(a)	31,596	609,803
Infinity Pharmaceuticals, Inc.*(a)	6,646	79,486
Insmed, Inc.*(a)	9,015	32,725
InterMune, Inc.*	19,324	283,483
Ironwood Pharmaceuticals, Inc.*	19,346	257,495
Isis Pharmaceuticals, Inc.*(a)	35,464	311,019
Keryx Biopharmaceuticals, Inc.*(a)	24,887	123,937
Lexicon Pharmaceuticals, Inc.*(a)	66,288	123,296
Ligand Pharmaceuticals, Inc., Class B*	7,072	112,798
MannKind Corp.*(a)	35,497	87,678
Maxygen, Inc.*	10,274	58,973
Medivation, Inc.*	11,195	836,490
Metabolix, Inc.*(a)	11,960	33,847
Momenta Pharmaceuticals, Inc.*	16,436	251,800
Nabi Biopharmaceuticals*	14,287	26,574
Neostem, Inc.*(a)	18,170	6,859
Neurocrine Biosciences, Inc.*	20,730	165,218
NewLink Genetics Corp.*	2,489	22,774
Novavax, Inc.*(a)	36,431	45,903
NPS Pharmaceuticals, Inc.*	30,912	211,438
Nymox Pharmaceutical Corp.*(a)	7,006	56,328
OncoGenex Pharmaceutical, Inc.*(a)	5,008	66,556
Oncothyreon, Inc.*(a)	14,927	65,082
Onyx Pharmaceuticals, Inc.*	22,668	854,130
Opko Health, Inc.*(a)	39,147	185,165
Orexigen Therapeutics, Inc.*	15,838	64,936
Osiris Therapeutics, Inc.*(a)	6,032	30,884
PDL BioPharma, Inc.(a)	50,013	317,583
Peregrine Pharmaceuticals, Inc.*(a)	34,730	18,758
Pharmacyclics, Inc.*	16,386	454,875
PharmAthene, Inc.*(a)	12,412	21,969
Progenics Pharmaceuticals, Inc.*	10,574	104,683
Raptor Pharmaceutical Corp.*(a)	16,889	114,170
Rigel Pharmaceuticals, Inc.*	24,636	198,320
Sangamo BioSciences, Inc.*(a)	18,776	92,002
Savient Pharmaceuticals, Inc.*(a)	25,880	56,418
SciClone Pharmaceuticals, Inc.*	12,482	78,761
Seattle Genetics, Inc.*(a)	34,505	703,212
SIGA Technologies, Inc.*(a)	12,544	42,148
Spectrum Pharmaceuticals, Inc.*(a)	20,472	258,561
Sunesis Pharmaceuticals, Inc.*(a)	9,433	27,073
Synta Pharmaceuticals Corp.*	9,475	41,216
Targacept, Inc.*	9,939	50,888
Theravance, Inc.*(a)	24,615	479,993
Trius Therapeutics, Inc.*	3,568	19,089
Vanda Pharmaceuticals, Inc.*	10,170	48,714
Verastem, Inc.*	1,497	16,362
Vical, Inc.*(a)	30,554	103,884
Zalicus, Inc.*(a)	28,770	34,524
ZIOPHARM Oncology, Inc.*(a)	24,015	129,681

		17,189,076

Building Products 0.7%
A.O. Smith Corp.	13,618	612,129
AAON, Inc.(a)	6,739	136,060
Ameresco, Inc., Class A*	6,376	86,395
American Woodmark Corp.	3,414	61,452
Apogee Enterprises, Inc.	10,093	130,704
Builders FirstSource, Inc.*(a)	15,812	66,885
Gibraltar Industries, Inc.*	10,894	165,044
Griffon Corp.	17,127	183,259
Insteel Industries, Inc.	6,336	76,982
NCI Building Systems, Inc.*	7,130	82,066
Quanex Building Products Corp.	13,478	237,617
Simpson Manufacturing Co., Inc.	14,878	479,816
Trex Co., Inc.*(a)	5,583	179,103
Universal Forest Products, Inc.	6,951	239,670
USG Corp.*(a)	25,498	438,566

		3,175,748

Capital Markets 2.0%
Apollo Investment Corp.	70,232	503,563
Arlington Asset Investment Corp., Class A	2,711	60,184
Artio Global Investors, Inc.	11,464	54,683
BGC Partners, Inc., Class A	27,280	201,599
BlackRock Kelso Capital Corp.(a)	24,525	240,835
Calamos Asset Management, Inc., Class A	6,894	90,380
Capital Southwest Corp.	1,054	99,656
CIFC Corp.*	4,414	27,367
Cohen & Steers, Inc.(a)	6,342	202,310
Cowen Group, Inc., Class A*	24,189	65,552
Diamond Hill Investment Group, Inc.	920	67,758
Duff & Phelps Corp., Class A	10,981	170,645
Edelman Financial Group, Inc.	7,370	48,716
Epoch Holding Corp.	5,311	126,827
Evercore Partners, Inc., Class A	7,503	218,112
FBR & Co.*	16,301	41,894
Fidus Investment Corp.	1,934	27,095
Fifth Street Finance Corp.(a)	29,672	289,599
Financial Engines, Inc.*(a)	13,660	305,438
FXCM, Inc., Class A(a)	6,277	81,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
GAMCO Investors, Inc., Class A	2,444	$121,247
GFI Group, Inc.	25,618	96,324
Gladstone Capital Corp.	7,705	62,488
Gladstone Investment Corp.	8,022	60,727
Gleacher & Co., Inc.*	26,841	36,504
Golub Capital BDC, Inc.	4,179	63,813
Harris & Harris Group, Inc.*	11,131	46,194
Hercules Technology Growth Capital, Inc.(a)	17,611	195,130
HFF, Inc., Class A*	10,494	172,836
ICG Group, Inc.*	13,296	118,999
INTL. FCStone, Inc.*	4,768	100,605
Investment Technology Group, Inc.*	13,902	166,268
JMP Group, Inc.	5,513	40,686
KBW, Inc.(a)	11,743	217,245
Knight Capital Group, Inc., Class A*	35,941	462,561
Kohlberg Capital Corp.	6,973	48,183
Ladenburg Thalmann Financial Services, Inc.*	38,583	68,678
Main Street Capital Corp.(a)	8,229	202,680
Manning & Napier, Inc.*	4,472	65,738
MCG Capital Corp.(a)	27,796	118,133
Medallion Financial Corp.	5,498	61,358
Medley Capital Corp.	4,008	45,170
MVC Capital, Inc.	8,670	113,837
New Mountain Finance Corp.	2,625	36,067
NGP Capital Resources Co.	7,930	51,941
Oppenheimer Holdings, Inc., Class A	3,751	65,080
PennantPark Investment Corp.	19,745	205,348
Piper Jaffray Cos.*	5,678	151,148
Prospect Capital Corp.(a)	43,514	477,784
Pzena Investment Management, Inc., Class A	3,048	17,831
Safeguard Scientifics, Inc.*	7,415	127,538
Solar Capital Ltd.	12,976	286,380
Solar Senior Capital Ltd.	2,795	45,027
Stifel Financial Corp.*	19,235	727,852
SWS Group, Inc.	10,679	61,084
THL Credit, Inc.	3,350	43,081
TICC Capital Corp.	13,171	128,286
Triangle Capital Corp.(a)	9,703	191,634
Virtus Investment Partners, Inc.*	2,361	202,527
Walter Investment Management Corp.	9,267	208,971
Westwood Holdings Group, Inc.(a)	2,259	87,491

		8,724,225

Chemicals 2.1%
A. Schulman, Inc.	10,969	296,382
American Vanguard Corp.	8,003	173,585
Balchem Corp.	10,287	311,182
Calgon Carbon Corp.*	20,166	314,791
Chase Corp.(a)	2,323	36,587
Chemtura Corp.*	34,388	583,908
Ferro Corp.*	31,152	185,043
Flotek Industries, Inc.*(a)	17,785	213,776
FutureFuel Corp.	6,773	74,368
Georgia Gulf Corp.*	12,120	422,746
GSE Holding, Inc.*	2,880	37,814
H.B. Fuller Co.	17,667	580,008
Hawkins, Inc.(a)	3,115	115,878
Innophos Holdings, Inc.	7,750	388,430
Innospec, Inc.*	8,459	256,984
KMG Chemicals, Inc.	2,585	46,659
Koppers Holdings, Inc.	7,350	283,416
Kraton Performance Polymers, Inc.*	11,374	302,207
Landec Corp.*	9,490	61,970
LSB Industries, Inc.*	6,552	255,004
Minerals Technologies, Inc.	6,518	426,342
NewMarket Corp.	3,233	605,864
Olin Corp.	28,546	620,876
OM Group, Inc.*	11,061	304,288
Omnova Solutions, Inc.*	16,346	110,336
PolyOne Corp.	33,370	480,528
Quaker Chemical Corp.	4,609	181,825
Senomyx, Inc.*	14,434	39,549
Sensient Technologies Corp.	17,916	680,808
Spartech Corp.*	11,092	54,129
Stepan Co.	2,882	253,040
TPC Group, Inc.*	4,762	210,528
Tredegar Corp.	8,580	168,082
Zep, Inc.	7,877	113,429
Zoltek Cos., Inc.*	9,979	112,962

		9,303,324

Commercial Banks 6.3%
1st Source Corp.	5,516	134,977
1st United Bancorp, Inc.*	9,927	60,058
Alliance Financial Corp.	1,747	52,952
Ameris Bancorp*	8,327	109,417
Ames National Corp.	3,054	72,685
Arrow Financial Corp.(a)	3,728	90,963
Bancfirst Corp.	2,408	104,892
Banco Latinoamericano de
Comercio Exterior SA, Class E	10,038	211,902
Bancorp, Inc. (The)*	10,322	103,633
BancorpSouth, Inc.	33,844	455,879
Bank of Kentucky Financial Corp. (The)	2,110	54,290
Bank of Marin Bancorp	1,949	74,081
Bank of the Ozarks, Inc.	10,074	314,913
Banner Corp.	6,313	139,075
BBCN Bancorp, Inc.*	26,486	294,789
Boston Private Financial Holdings, Inc.	27,499	272,515
Bridge Bancorp, Inc.(a)	2,508	52,593
Bridge Capital Holdings*(a)	3,371	45,374
Bryn Mawr Bank Corp.	4,085	91,667
Camden National Corp.	2,807	98,666
Capital Bank Corp.*(a)	5,433	12,170
Capital City Bank Group, Inc.(a)	4,286	31,931
Cardinal Financial Corp.	10,503	118,684
Cascade Bancorp*(a)	2,344	13,314
Cathay General Bancorp	28,162	498,467
Center Bancorp, Inc.	4,440	44,533
Centerstate Banks, Inc.	10,950	89,352
Central Pacific Financial Corp.*	5,617	72,740
Century Bancorp, Inc., Class A	1,254	34,234
Chemical Financial Corp.	9,938	232,947
Citizens & Northern Corp.	4,447	88,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
City Holding Co.(a)	5,520	$191,654
CNB Financial Corp.	4,260	71,185
CoBiz Financial, Inc.	12,185	86,148
Columbia Banking System, Inc.	14,125	321,768
Community Bank System, Inc.(a)	13,977	402,258
Community Trust Bancorp, Inc.	5,026	161,184
CVB Financial Corp.	32,086	376,690
Eagle Bancorp, Inc.*	6,100	102,114
Encore Bancshares, Inc.*	3,064	62,414
Enterprise Bancorp, Inc.	2,180	35,839
Enterprise Financial Services Corp.	5,838	68,538
Financial Institutions, Inc.	5,044	81,561
First Bancorp	5,561	60,782
First Bancorp, Inc.(a)	3,270	48,494
First Busey Corp.	27,908	137,866
First Commonwealth Financial Corp.	37,873	231,783
First Community Bancshares, Inc.	5,835	77,956
First Connecticut Bancorp, Inc.(a)	6,501	85,748
First Financial Bancorp	20,903	361,622
First Financial Bankshares, Inc.	11,297	397,767
First Financial Corp.	4,041	128,302
First Interstate BancSystem, Inc.	5,758	84,182
First Merchants Corp.	8,972	110,714
First Midwest Bancorp, Inc.	26,575	318,369
First of Long Island Corp. (The)	2,646	70,119
FirstMerit Corp.	39,222	661,283
FNB Corp.	48,859	590,217
German American Bancorp, Inc.(a)	4,615	89,669
Glacier Bancorp, Inc.	25,757	384,810
Great Southern Bancorp, Inc.(a)	3,722	89,328
Hampton Roads Bankshares, Inc.*(a)	3,448	10,447
Hancock Holding Co.	27,423	973,791
Hanmi Financial Corp.*	11,036	111,684
Heartland Financial USA, Inc.	4,692	81,359
Heritage Commerce Corp.*	7,652	49,202
Heritage Financial Corp.	5,669	77,098
Home Bancshares, Inc.	8,088	215,222
Hudson Valley Holding Corp.	5,685	91,699
IBERIABANK Corp.	10,611	567,370
Independent Bank Corp.(a)	7,743	222,456
International Bancshares Corp.	19,031	402,506
Investors Bancorp, Inc.*	16,546	248,521
Lakeland Bancorp, Inc.(a)	8,011	78,905
Lakeland Financial Corp.	5,857	152,458
MainSource Financial Group, Inc.	7,305	88,025
MB Financial, Inc.	19,473	408,738
Merchants Bancshares, Inc.	1,784	50,273
Metro Bancorp, Inc.*	5,010	58,567
MidSouth Bancorp, Inc.	2,840	38,624
National Bankshares, Inc.(a)	2,567	77,267
National Penn Bancshares, Inc.	44,297	392,028
NBT Bancorp, Inc.	12,362	272,953
Old National Bancorp	34,026	447,102
OmniAmerican Bancorp, Inc.*	3,782	73,220
Oriental Financial Group, Inc.	14,738	178,330
Orrstown Financial Services, Inc.	2,678	23,486
Pacific Capital Bancorp*(a)	1,451	66,180
Pacific Continental Corp.	6,762	63,698
PacWest Bancorp	10,795	262,319
Park National Corp.	4,640	320,949
Park Sterling Corp.*	11,646	55,901
Penns Woods Bancorp, Inc.(a)	1,418	57,968
Peoples Bancorp, Inc.	3,862	67,739
Pinnacle Financial Partners, Inc.*	12,294	225,595
PrivateBancorp, Inc.	21,457	325,503
Prosperity Bancshares, Inc.	16,849	771,684
Renasant Corp.	9,078	147,790
Republic Bancorp, Inc., Class A(a)	3,619	86,566
S&T Bancorp, Inc.	10,144	220,023
Sandy Spring Bancorp, Inc.	8,681	157,734
SCBT Financial Corp.	5,048	165,120
Seacoast Banking Corp. of Florida*	26,293	46,276
Sierra Bancorp	4,430	43,547
Signature Bank*	16,547	1,043,123
Simmons First National Corp., Class A	6,269	161,928
Southside Bancshares, Inc.	5,951	131,517
Southwest Bancorp, Inc.*	7,032	64,835
State Bank Financial Corp.*	11,369	199,071
StellarOne Corp.	8,368	99,328
Sterling Bancorp	11,303	108,396
Sterling Financial Corp.*	9,562	199,655
Suffolk Bancorp*	3,637	47,245
Sun Bancorp, Inc.*	14,574	51,446
Susquehanna Bancshares, Inc.	65,666	648,780
SVB Financial Group*	15,374	989,163
SY Bancorp, Inc.	4,234	98,229
Taylor Capital Group, Inc.*(a)	5,442	78,093
Texas Capital Bancshares, Inc.*	13,358	462,454
Tompkins Financial Corp.	2,952	118,257
TowneBank(a)	8,841	119,265
TriCo Bancshares	4,936	85,985
Trustmark Corp.	23,004	574,640
UMB Financial Corp.	11,524	515,526
Umpqua Holdings Corp.	41,067	556,869
Union First Market Bankshares Corp.	7,384	103,376
United Bankshares, Inc.	11,178	322,597
United Community Banks, Inc.*	14,743	143,744
Univest Corp. of Pennsylvania	6,158	103,331
Virginia Commerce Bancorp, Inc.*	8,513	74,744
Washington Banking Co.(a)	5,569	76,908
Washington Trust Bancorp, Inc.	5,179	125,021
Webster Financial Corp.	25,819	585,317
WesBanco, Inc.	8,361	168,391
West Bancorp, Inc.(a)	5,702	56,963
West Coast Bancorp*	6,844	129,488
Westamerica Bancorporation(a)	10,396	499,008
Western Alliance Bancorp*	24,992	211,682
Wilshire Bancorp, Inc.*	22,326	107,835
Wintrust Financial Corp.	12,517	447,983

		27,949,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 2.6%
A.T. Cross Co., Class A*	3,486	$41,971
ABM Industries, Inc.	18,918	459,707
ACCO Brands Corp.*	19,654	243,906
American Reprographics Co.*	13,417	72,318
Brink's Co. (The)	16,685	398,271
Casella Waste Systems, Inc., Class A*	9,154	57,029
Cenveo, Inc.*(a)	19,857	67,117
Clean Harbors, Inc.*	16,789	1,130,403
CompX International, Inc.	380	5,286
Consolidated Graphics, Inc.*	3,025	136,881
Courier Corp.	3,783	43,883
Deluxe Corp.	18,372	430,272
Encore Capital Group, Inc.*	5,848	131,872
EnergySolutions, Inc.*	28,670	140,483
EnerNOC, Inc.*(a)	8,713	62,734
Ennis, Inc.	9,336	147,696
Fuel Tech, Inc.*	6,653	36,325
G&K Services, Inc., Class A	6,709	229,448
Geo Group, Inc. (The)*	21,836	415,102
Healthcare Services Group, Inc.	23,711	504,333
Heritage-Crystal Clean, Inc.*(a)	1,711	34,134
Herman Miller, Inc.	20,475	470,106
HNI Corp.	15,999	443,972
InnerWorkings, Inc.*(a)	9,272	108,019
Interface, Inc., Class A	18,796	262,204
Intersections, Inc.	3,501	44,743
Kimball International, Inc., Class B	11,333	78,311
Knoll, Inc.	17,064	283,945
McGrath Rentcorp	8,642	277,495
Metalico, Inc.*	14,267	60,920
Mine Safety Appliances Co.	9,716	399,133
Mobile Mini, Inc.*	13,089	276,440
Multi-Color Corp.	4,102	92,336
NL Industries, Inc.	2,442	36,386
Portfolio Recovery Associates, Inc.*	6,148	440,935
Quad/Graphics, Inc.(a)	9,061	125,948
Rollins, Inc.	22,787	484,907
Schawk, Inc.	4,309	53,906
Standard Parking Corp.*	5,683	116,502
Steelcase, Inc., Class A	28,349	272,150
Swisher Hygiene, Inc.*(a)	30,559	75,175
Sykes Enterprises, Inc.*	14,257	225,261
Team, Inc.*	6,985	216,186
Tetra Tech, Inc.*	22,291	587,591
TMS International Corp., Class A*	4,610	55,781
TRC Cos., Inc.*	6,491	39,660
UniFirst Corp.	5,044	310,458
United Stationers, Inc.	15,255	473,363
US Ecology, Inc.	6,592	143,310
Viad Corp.	7,310	142,033

		11,386,347

Communications Equipment 1.9%
ADTRAN, Inc.	23,153	722,142
Anaren, Inc.*	5,433	99,696
Arris Group, Inc.*	41,147	464,961
Aruba Networks, Inc.*	32,103	715,255
Aviat Networks, Inc.*	21,720	61,250
Bel Fuse, Inc., Class B	3,622	64,001
Black Box Corp.	6,462	164,846
Calix, Inc.*	14,023	119,616
Communications Systems, Inc.	2,412	31,670
Comtech Telecommunications Corp.(a)	6,771	220,599
Dialogic, Inc.*(a)	5,546	4,826
Digi International, Inc.*	9,113	100,152
EMCORE Corp.*(a)	8,037	38,336
Emulex Corp.*	31,301	324,904
Extreme Networks*(a)	33,063	126,631
Finisar Corp.*(a)	32,068	646,170
Globecomm Systems, Inc.*	8,045	116,492
Harmonic, Inc.*	41,299	225,905
Infinera Corp.*(a)	37,271	302,640
InterDigital, Inc.(a)	16,240	566,126
Ixia*	13,889	173,474
KVH Industries, Inc.*	5,345	56,122
Loral Space & Communications, Inc.*	3,883	309,087
Meru Networks, Inc.*(a)	3,673	14,876
Netgear, Inc.*	13,079	499,618
Numerex Corp., Class A*(a)	3,478	34,015
Oclaro, Inc.*(a)	18,142	71,479
Oplink Communications, Inc.*	7,014	119,939
Opnext, Inc.*	15,523	24,061
Plantronics, Inc.	15,566	626,687
Powerwave Technologies, Inc.*(a)	11,432	23,436
Procera Networks, Inc.*	5,175	115,713
ShoreTel, Inc.*	17,007	96,600
Sonus Networks, Inc.*	75,213	218,118
Sycamore Networks, Inc.*	7,186	127,480
Symmetricom, Inc.*	15,621	90,133
Ubiquiti Networks, Inc.*(a)	3,109	98,338
ViaSat, Inc.*	12,969	625,235
Westell Technologies, Inc., Class A*	19,153	44,626

		8,485,255

Computers & Peripherals 0.7%
3D Systems Corp.*(a)	14,948	351,876
Avid Technology, Inc.*	10,645	117,095
Cray, Inc.*	13,019	95,299
Dot Hill Systems Corp.*	20,485	30,932
Electronics for Imaging, Inc.*	16,755	278,468
Imation Corp.*	10,846	67,137
Immersion Corp.*	10,238	55,900
Intermec, Inc.*	21,365	165,151
Intevac, Inc.*	8,291	70,474
Novatel Wireless, Inc.*	11,618	38,920
OCZ Technology Group, Inc.*(a)	23,624	164,896
Quantum Corp.*	80,348	210,512
Rimage Corp.	3,424	34,274
Silicon Graphics International Corp.*(a)	11,147	107,903
STEC, Inc.*(a)	13,236	124,948
Stratasys, Inc.*	7,535	275,178
Super Micro Computer, Inc.*	10,156	177,324
Synaptics, Inc.*(a)	11,485	419,317
Xyratex Ltd.	10,186	162,059

		2,947,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering 0.7%
Aegion Corp.*	14,069	$250,850
Argan, Inc.	2,851	45,730
Comfort Systems USA, Inc.	13,637	148,780
Dycom Industries, Inc.*	12,576	293,775
EMCOR Group, Inc.	23,920	663,063
Furmanite Corp.*	13,360	85,771
Granite Construction, Inc.	13,795	396,468
Great Lakes Dredge & Dock Corp.	21,142	152,645
Layne Christensen Co.*	7,046	156,774
MasTec, Inc.*	20,287	366,992
Michael Baker Corp.*	2,999	71,526
MYR Group, Inc.*	7,219	128,931
Northwest Pipe Co.*	3,360	71,367
Orion Marine Group, Inc.*	9,792	70,796
Pike Electric Corp.*	5,841	48,072
Primoris Services Corp.	9,588	153,983
Sterling Construction Co., Inc.*	5,975	58,256
Tutor Perini Corp.*	11,235	175,041
UniTek Global Services, Inc.*	3,769	12,702

		3,351,522

Construction Materials 0.2%
Eagle Materials, Inc.	15,917	553,116
Headwaters, Inc.*	21,789	91,078
Texas Industries, Inc.(a)	8,124	284,421
United States Lime & Minerals, Inc.*	930	55,698

		984,313

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	19,945	209,223
Cash America International, Inc.	10,584	507,291
Credit Acceptance Corp.*	2,404	242,828
DFC Global Corp.*	15,682	295,920
EZCORP, Inc., Class A*	16,855	547,029
First Cash Financial Services, Inc.*	10,600	454,634
First Marblehead Corp. (The)*(a)	20,740	25,303
Imperial Holdings, Inc.*	6,143	16,402
Nelnet, Inc., Class A	9,352	242,310
Netspend Holdings, Inc.*(a)	9,662	74,977
Nicholas Financial, Inc.	3,600	47,484
World Acceptance Corp.*	5,409	331,301

		2,994,702

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,516	52,772
Boise, Inc.	30,880	253,525
Graphic Packaging Holding Co.*	57,169	315,573
Myers Industries, Inc.	10,725	158,193

		780,063

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,063	166,339
Pool Corp.	17,216	644,223
VOXX International Corp.*	6,434	87,245
Weyco Group, Inc.(a)	2,581	61,170

		958,977

Diversified Consumer Services 1.2%
American Public Education, Inc.*	6,338	240,844
Archipelago Learning, Inc.*	4,750	52,820
Ascent Capital Group, Inc., Class A*	5,144	243,260
Bridgepoint Education, Inc.*(a)	6,425	159,019
Cambium Learning Group, Inc.*	5,970	15,820
Capella Education Co.*	4,870	175,076
Coinstar, Inc.*(a)	11,214	712,650
Corinthian Colleges, Inc.*	27,943	115,684
Grand Canyon Education, Inc.*	10,283	182,626
Hillenbrand, Inc.	22,373	513,460
K12, Inc.*(a)	9,253	218,648
Lincoln Educational Services Corp.	8,224	65,052
Mac-Gray Corp.	4,014	60,732
Matthews International Corp., Class A	10,520	332,853
National American University Holdings, Inc.	3,187	20,078
Regis Corp.	20,610	379,842
School Specialty, Inc.*(a)	5,587	19,778
Sotheby's	24,190	951,635
Steiner Leisure Ltd.*	5,347	261,094
Stewart Enterprises, Inc., Class A(a)	26,665	161,857
Strayer Education, Inc.(a)	4,373	412,286
Universal Technical Institute, Inc.	8,052	106,206

		5,401,320

Diversified Financial Services 0.3%
California First National Bancorp	780	11,965
Compass Diversified Holdings(a)	14,547	215,150
FX Alliance, Inc.*	2,140	33,555
Gain Capital Holdings, Inc.(a)	2,842	14,267
MarketAxess Holdings, Inc.	10,258	382,521
Marlin Business Services Corp.	3,081	46,400
NewStar Financial, Inc.*	9,945	110,588
PHH Corp.*(a)	20,083	310,684
PICO Holdings, Inc.*	8,148	191,071

		1,316,201

Diversified Telecommunication Services 0.7%
8x8, Inc.*(a)	22,379	93,992
AboveNet, Inc.*	8,312	688,234
Alaska Communications Systems Group, Inc.(a)	15,875	48,895
Atlantic Tele-Network, Inc.	3,378	122,824
Boingo Wireless, Inc.*(a)	2,066	24,999
Cbeyond, Inc.*	9,832	78,656
Cincinnati Bell, Inc.*	70,947	285,207
Cogent Communications Group, Inc.*	16,381	312,550
Consolidated Communications Holdings, Inc.	9,383	184,188
FairPoint Communications, Inc.*(a)	7,915	29,760
General Communication, Inc., Class A*	13,145	114,624
Globalstar, Inc.*(a)	37,119	25,983
HickoryTech Corp.	4,849	50,139
IDT Corp., Class B	5,061	47,270
inContact, Inc.*	11,019	61,486
Iridium Communications, Inc.*(a)	15,300	134,028
Lumos Networks Corp.	5,304	57,071
Neutral Tandem, Inc.*	11,312	137,893
ORBCOMM, Inc.*	12,426	47,840
Premiere Global Services, Inc.*	18,779	169,762

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
SureWest Communications	5,026	$113,336
Towerstream Corp.*(a)	15,334	72,837
Vonage Holdings Corp.*	49,806	110,071

		3,011,645

Electric Utilities 1.4%
Allete, Inc.	12,019	498,668
Central Vermont Public Service Corp.	4,769	167,869
Cleco Corp.	21,890	867,939
El Paso Electric Co.	15,049	488,942
Empire District Electric Co. (The)	15,029	305,840
IDACORP, Inc.	17,770	730,702
MGE Energy, Inc.	8,221	364,930
Otter Tail Corp.(a)	12,972	281,493
PNM Resources, Inc.	28,454	520,708
Portland General Electric Co.	27,011	674,735
UIL Holdings Corp.	18,111	629,538
Unisource Energy Corp.	13,120	479,799
Unitil Corp.	3,922	105,227

		6,116,390

Electrical Equipment 1.2%
A123 Systems, Inc.*(a)	32,067	35,915
Active Power, Inc.*(a)	28,046	21,879
Acuity Brands, Inc.	15,508	974,368
American Superconductor Corp.*(a)	16,179	66,657
AZZ, Inc.	4,454	230,005
Belden, Inc.	16,919	641,399
Brady Corp., Class A	16,994	549,756
Broadwind Energy, Inc.*(a)	51,187	24,063
Capstone Turbine Corp.*(a)	93,279	95,145
Coleman Cable, Inc.*	3,000	29,160
Encore Wire Corp.	6,662	198,061
EnerSys*	17,052	590,852
Franklin Electric Co., Inc.	8,296	407,085
FuelCell Energy, Inc.*(a)	56,384	88,523
Generac Holdings, Inc.*	8,878	217,955
Global Power Equipment Group, Inc.*(a)	5,632	156,006
II-VI, Inc.*	18,482	437,099
LSI Industries, Inc.	7,044	51,632
Powell Industries, Inc.*	3,169	108,538
PowerSecure International, Inc.*	6,832	41,402
Preformed Line Products Co.	876	57,378
Satcon Technology Corp.*	31,225	11,241
Thermon Group Holdings, Inc.*	3,595	73,518
Valence Technology, Inc.*(a)	24,742	19,999
Vicor Corp.	7,124	56,992

		5,184,628

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp.*	7,182	80,007
Agilysys, Inc.*	5,890	52,951
Anixter International, Inc.*	10,380	752,861
Badger Meter, Inc.(a)	5,406	183,750
Benchmark Electronics, Inc.*	21,619	356,497
Brightpoint, Inc.*	24,427	196,637
Checkpoint Systems, Inc.*	14,419	162,646
Cognex Corp.	14,823	627,902
Coherent, Inc.*	8,430	491,722
CTS Corp.	12,335	129,764
Daktronics, Inc.	12,496	111,089
DDi Corp.	5,437	66,331
DTS, Inc.*	6,254	188,996
Echelon Corp.*	12,711	56,310
Electro Rent Corp.	6,758	124,415
Electro Scientific Industries, Inc.	8,104	121,641
eMagin Corp.*(a)	6,768	21,996
Fabrinet*	7,325	129,726
FARO Technologies, Inc.*	5,825	339,772
FEI Co.*	13,843	679,830
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	9,295	112,098
Identive Group, Inc.*	14,030	29,323
Insight Enterprises, Inc.*	15,625	342,656
InvenSense, Inc.*(a)	3,578	64,762
KEMET Corp.*	15,885	148,684
LeCroy Corp.*	5,918	61,488
Littelfuse, Inc.	7,696	482,539
Maxwell Technologies, Inc.*(a)	10,024	183,740
Measurement Specialties, Inc.*	5,366	180,834
Mercury Computer Systems, Inc.*	10,839	143,617
Methode Electronics, Inc.	13,285	123,285
Microvision, Inc.*(a)	5,610	15,315
MTS Systems Corp.	5,545	294,384
Multi-Fineline Electronix, Inc.*	3,252	89,267
NeoPhotonics Corp.*	3,117	14,743
Newport Corp.*	13,462	238,547
OSI Systems, Inc.*	6,801	416,901
Park Electrochemical Corp.	7,460	225,516
PC Connection, Inc.	3,341	27,463
Plexus Corp.*	12,687	443,918
Power-One, Inc.*(a)	24,513	111,534
Pulse Electronics Corp.	15,139	37,999
Radisys Corp.*	6,934	51,312
RealD, Inc.*(a)	14,765	199,328
Richardson Electronics Ltd.	5,075	60,799
Rofin-Sinar Technologies, Inc.*	10,144	267,497
Rogers Corp.*	5,685	220,294
Sanmina-SCI Corp.*	28,686	328,455
ScanSource, Inc.*	9,607	358,533
SYNNEX Corp.*	8,941	341,010
TTM Technologies, Inc.*	18,686	214,702
Universal Display Corp.*(a)	13,754	502,434
Viasystems Group, Inc.*	989	18,771
Vishay Precision Group, Inc.*	4,171	61,856
X-Rite, Inc.*	9,562	43,412
Zygo Corp.*	5,715	111,843

		11,443,702

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	8,562	148,551
Bristow Group, Inc.	12,993	620,156
C&J Energy Services, Inc.*(a)	4,295	76,408
Cal Dive International, Inc.*	34,341	113,325
Dawson Geophysical Co.*	2,844	97,691
Dril-Quip, Inc.*	12,310	800,396
Exterran Holdings, Inc.*	22,709	299,532
Geokinetics, Inc.*(a)	4,167	7,334
Global Geophysical Services, Inc.*	6,492	68,880
Gulf Island Fabrication, Inc.	5,165	151,180
GulfMark Offshore, Inc., Class A*	8,479	389,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Heckmann Corp.*(a)	35,992	$155,125
Helix Energy Solutions Group, Inc.*	37,924	675,047
Hercules Offshore, Inc.*	47,050	222,546
Hornbeck Offshore Services, Inc.*	11,037	463,885
ION Geophysical Corp.*	46,968	302,944
Key Energy Services, Inc.*	44,676	690,244
Lufkin Industries, Inc.	12,006	968,284
Matrix Service Co.*	9,505	133,165
Mitcham Industries, Inc.*	4,321	97,050
Natural Gas Services Group, Inc.*	4,418	58,318
Newpark Resources, Inc.*	32,296	264,504
OYO Geospace Corp.*	1,561	164,420
Parker Drilling Co.*	41,609	248,406
PHI, Inc., Non-Voting Shares*	4,687	108,504
Pioneer Drilling Co.*	21,961	193,257
RigNet, Inc.*	2,108	36,953
Tesco Corp.*	10,873	154,288
TETRA Technologies, Inc.*	27,408	258,183
Union Drilling, Inc.*	5,485	30,497
Vantage Drilling Co.*	62,899	100,638
Willbros Group, Inc.*	14,048	45,516

		8,144,922

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	6,606	321,646
Arden Group, Inc., Class A	399	36,265
Casey’s General Stores, Inc.	13,587	753,535
Chefs’ Warehouse Inc. (The)*	3,395	78,560
Fresh Market, Inc. (The)*	10,052	481,993
Ingles Markets, Inc., Class A	4,533	79,962
Nash Finch Co.	4,344	123,457
Pantry, Inc. (The)*	8,273	107,632
PriceSmart, Inc.	6,372	463,945
Rite Aid Corp.*	210,505	366,279
Roundy’s, Inc.*	6,862	73,423
Ruddick Corp.	17,618	706,482
Spartan Stores, Inc.	8,083	146,464
Susser Holdings Corp.*	3,372	86,559
United Natural Foods, Inc.*	17,275	806,052
Village Super Market, Inc., Class A	2,279	71,994
Weis Markets, Inc.	3,978	173,441

		4,877,689

Food Products 1.3%
Alico, Inc.	1,245	28,772
B&G Foods, Inc.	17,094	384,786
Calavo Growers, Inc.	4,246	113,708
Cal-Maine Foods, Inc.	5,083	194,476
Chiquita Brands International, Inc.*	16,284	143,136
Darling International, Inc.*	41,845	728,940
Diamond Foods, Inc.(a)	7,901	180,301
Dole Food Co., Inc.*(a)	12,863	128,373
Farmer Bros. Co.*	2,481	27,018
Fresh Del Monte Produce, Inc.	13,004	297,011
Griffin Land & Nurseries, Inc.	886	23,399
Hain Celestial Group, Inc. (The)*	12,794	560,505
Imperial Sugar Co.(a)	4,469	20,960
J&J Snack Foods Corp.	5,129	269,067
Lancaster Colony Corp.	6,700	445,282
Lifeway Foods, Inc.*(a)	1,603	14,828
Limoneira Co.(a)	2,816	47,562
Omega Protein Corp.*	6,966	53,011
Pilgrim's Pride Corp.*(a)	21,981	163,978
Sanderson Farms, Inc.	7,892	418,513
Seneca Foods Corp., Class A*	3,326	87,607
Smart Balance, Inc.*	21,307	140,839
Snyders-Lance, Inc.	16,860	435,831
Tootsie Roll Industries, Inc.(a)	8,814	201,922
TreeHouse Foods, Inc.*	12,701	755,710

		5,865,535

Gas Utilities 1.0%
Chesapeake Utilities Corp.	3,423	140,754
Laclede Group, Inc. (The)	8,058	314,423
New Jersey Resources Corp.	14,886	663,469
Northwest Natural Gas Co.	9,579	434,887
Piedmont Natural Gas Co., Inc.	25,858	803,408
South Jersey Industries, Inc.	10,758	538,330
Southwest Gas Corp.	16,484	704,526
WGL Holdings, Inc.	18,444	750,671

		4,350,468

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	8,022	233,681
ABIOMED, Inc.*(a)	11,278	250,259
Accuray, Inc.*	24,569	173,457
Align Technology, Inc.*	21,946	604,612
Alphatec Holdings, Inc.*	19,573	46,388
Analogic Corp.	4,465	301,566
AngioDynamics, Inc.*	8,966	109,834
Antares Pharma, Inc.*(a)	31,467	101,639
Arthrocare Corp.*	9,725	261,116
AtriCure, Inc.*	5,102	50,765
Atrion Corp.	566	118,979
Bacterin International Holdings, Inc.*(a)	8,597	20,805
Biolase Technology, Inc.*(a)	11,167	30,261
Cantel Medical Corp.	7,104	178,239
Cardiovascular Systems, Inc.*(a)	5,264	48,692
Cerus Corp.*(a)	18,813	75,628
Conceptus, Inc.*	11,184	160,826
CONMED Corp.	10,082	301,149
CryoLife, Inc.*	10,110	53,280
Cyberonics, Inc.*	10,101	385,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Cynosure, Inc., Class A*	3,439	$61,421
Delcath Systems, Inc.*(a)	17,260	54,197
DexCom, Inc.*	24,104	251,405
DynaVox, Inc., Class A*	3,192	9,831
Endologix, Inc.*	17,564	257,313
Exactech, Inc.*	3,078	48,786
Greatbatch, Inc.*	8,366	205,134
Haemonetics Corp.*	9,195	640,708
Hansen Medical, Inc.*(a)	18,019	54,057
HeartWare International, Inc.*(a)	4,261	279,905
ICU Medical, Inc.*	4,356	214,141
Insulet Corp.*	16,364	313,207
Integra LifeSciences Holdings Corp.*	6,977	242,032
Invacare Corp.	10,288	170,472
IRIS International, Inc.*	6,416	86,680
Kensey Nash Corp.	3,066	89,711
MAKO Surgical Corp.*(a)	11,432	481,859
Masimo Corp.*	18,751	438,398
Medical Action Industries, Inc.*	5,953	34,051
Meridian Bioscience, Inc.(a)	14,619	283,316
Merit Medical Systems, Inc.*	15,046	186,871
Natus Medical, Inc.*	10,431	124,442
Navidea Biopharmaceuticals, Inc.*(a)	34,041	111,655
Neogen Corp.*	8,274	323,265
NuVasive, Inc.*	15,051	253,459
NxStage Medical, Inc.*	15,929	306,952
OraSure Technologies, Inc.*	16,765	192,630
Orthofix International NV*	6,411	240,925
Palomar Medical Technologies, Inc.*	6,867	64,138
Quidel Corp.*(a)	10,216	187,668
Rockwell Medical Technologies, Inc.*(a)	5,805	54,915
RTI Biologics, Inc.*	19,992	73,970
Solta Medical, Inc.*	22,068	66,866
Spectranetics Corp.*	12,023	125,039
Staar Surgical Co.*	12,755	138,137
Stereotaxis, Inc.*(a)	15,529	10,094
STERIS Corp.	21,222	671,040
SurModics, Inc.*	5,528	84,965
Symmetry Medical, Inc.*	13,127	92,808
Synergetics USA, Inc.*	8,093	52,605
Tornier NV*	3,800	97,660
Unilife Corp.*(a)	23,306	94,622
Uroplasty, Inc.*(a)	7,485	22,530
Vascular Solutions, Inc.*	6,137	66,218
Volcano Corp.*	18,619	527,849
West Pharmaceutical Services, Inc.	11,982	509,595
Wright Medical Group, Inc.*	13,910	268,741
Young Innovations, Inc.	2,034	62,891
ZELTIQ Aesthetics, Inc.*	2,672	16,486
Zoll Medical Corp.*	7,835	725,756

		13,477,743

Health Care Providers & Services 2.7%
Accretive Health, Inc.*(a)	14,297	285,511
Air Methods Corp.*	4,047	353,101
Alliance HealthCare Services, Inc.*	8,147	12,220
Almost Family, Inc.*	2,951	76,755
Amedisys, Inc.*	10,597	153,233
AMN Healthcare Services, Inc.*	14,283	86,555
Amsurg Corp.*	11,137	311,613
Assisted Living Concepts, Inc., Class A	7,022	116,635
Bio-Reference Labs, Inc.*	8,810	207,123
BioScrip, Inc.*	14,667	99,589
Capital Senior Living Corp.*	9,957	92,003
CardioNet, Inc.*	8,528	26,266
Centene Corp.*	17,905	876,808
Chemed Corp.(a)	7,106	445,404
Chindex International, Inc.*	4,137	39,301
CorVel Corp.*	2,264	90,311
Cross Country Healthcare, Inc.*	10,062	50,411
Emeritus Corp.*	10,974	193,801
Ensign Group, Inc. (The)	5,842	158,669
ExamWorks Group, Inc.*(a)	9,733	120,884
Five Star Quality Care, Inc.*	15,111	51,528
Gentiva Health Services, Inc.*	11,029	96,393
Hanger Orthopedic Group, Inc.*	11,931	260,812
HealthSouth Corp.*	34,042	697,180
Healthways, Inc.*(a)	12,264	90,263
HMS Holdings Corp.*	30,319	946,256
IPC The Hospitalist Co., Inc.*	5,872	216,735
Kindred Healthcare, Inc.*	18,706	161,620
Landauer, Inc.	3,379	179,155
LHC Group, Inc.*	5,685	105,343
Magellan Health Services, Inc.*	10,175	496,642
Metropolitan Health Networks, Inc.*	15,190	142,330
MModal, Inc.*	11,996	126,558
Molina Healthcare, Inc.*	10,015	336,804
MWI Veterinary Supply, Inc.*	4,478	394,064
National HealthCare Corp.	3,680	167,661
National Research Corp.	653	28,040
Owens & Minor, Inc.	22,821	693,987
PharMerica Corp.*(a)	10,518	130,739
Providence Service Corp. (The)*	4,671	72,447
PSS World Medical, Inc.*	18,329	464,457
RadNet, Inc.*(a)	10,843	34,481
Select Medical Holdings Corp.*	14,763	113,527
Skilled Healthcare Group, Inc., Class A*	6,907	52,908
Sun Healthcare Group, Inc.*	9,163	62,675
Sunrise Senior Living, Inc.*(a)	20,647	130,489
Team Health Holdings, Inc.*	9,479	194,888
Triple-S Management Corp., Class B*	7,067	163,248
U.S. Physical Therapy, Inc.	4,094	94,367
Universal American Corp.	11,611	125,166
Vanguard Health Systems, Inc.*	10,966	108,125
WellCare Health Plans, Inc.*	15,235	1,095,092

		11,830,173

Health Care Technology 0.6%
athenahealth, Inc.*(a)	12,465	923,906
Computer Programs & Systems, Inc.	3,937	222,519
Epocrates, Inc.*	2,274	19,511
Greenway Medical Technologies, Inc.*	2,743	41,913
HealthStream, Inc.*	6,486	150,410
MedAssets, Inc.*	17,119	225,286
Medidata Solutions, Inc.*(a)	7,533	200,679
Merge Healthcare, Inc.*(a)	19,991	116,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Technology (continued)
Omnicell, Inc.*	11,893	$180,893
Quality Systems, Inc.	13,869	606,491
Transcend Services, Inc.*(a)	3,085	90,545

		2,779,100

Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.*	8,873	150,486
Ambassadors Group, Inc.	6,495	34,748
Ameristar Casinos, Inc.	11,555	215,270
Benihana, Inc.	5,200	67,860
Biglari Holdings, Inc.*	434	174,837
BJ’s Restaurants, Inc.*	8,606	433,312
Bob Evans Farms, Inc.	10,818	408,055
Boyd Gaming Corp.*(a)	19,687	154,346
Bravo Brio Restaurant Group, Inc.*	6,902	137,764
Buffalo Wild Wings, Inc.*	6,554	594,382
Caesars Entertainment Corp.*	13,162	194,008
Caribou Coffee Co., Inc.*	4,656	86,788
Carrols Restaurant Group, Inc.*	4,538	69,204
CEC Entertainment, Inc.	6,446	244,368
Cheesecake Factory, Inc. (The)*	19,572	575,221
Churchill Downs, Inc.	4,507	251,941
Cracker Barrel Old Country Store, Inc.	8,191	457,058
Denny’s Corp.*	35,487	143,367
DineEquity, Inc.*	5,520	273,792
Domino’s Pizza, Inc.	20,836	756,347
Einstein Noah Restaurant Group, Inc.	2,161	32,242
Gaylord Entertainment Co.*(a)	12,710	391,468
International Speedway Corp., Class A	10,479	290,792
Interval Leisure Group, Inc.	14,448	251,395
Isle of Capri Casinos, Inc.*	7,367	52,011
Jack in the Box, Inc.*	15,674	375,706
Jamba, Inc.*	23,634	48,922
Krispy Kreme Doughnuts, Inc.*	21,016	153,417
Life Time Fitness, Inc.*	15,133	765,276
Luby’s, Inc.*	6,836	41,495
Marcus Corp.	7,372	92,519
Monarch Casino & Resort, Inc.*	3,229	33,259
Morgans Hotel Group Co.*	8,010	39,649
Multimedia Games Holding Co., Inc.*	9,705	106,367
O’Charleys, Inc.*	6,570	64,649
Orient-Express Hotels Ltd., Class A*	33,955	346,341
P.F. Chang’s China Bistro, Inc.	7,567	299,048
Papa John’s International, Inc.*	6,640	250,062
Peet’s Coffee & Tea, Inc.*	4,567	336,588
Pinnacle Entertainment, Inc.*	21,995	253,162
Red Lion Hotels Corp.*(a)	5,247	43,078
Red Robin Gourmet Burgers, Inc.*	4,660	173,305
Ruby Tuesday, Inc.*	23,216	211,962
Ruth’s Hospitality Group, Inc.*	12,717	96,522
Scientific Games Corp., Class A*	20,683	241,164
Shuffle Master, Inc.*	19,247	338,747
Six Flags Entertainment Corp.	14,898	696,779
Sonic Corp.*	22,195	170,458
Speedway Motorsports, Inc.	4,301	80,343
Texas Roadhouse, Inc.	22,478	374,034
Town Sports International Holdings, Inc.*	7,341	92,717
Vail Resorts, Inc.	12,875	556,844

		12,723,475

Household Durables 0.8%
American Greetings Corp., Class A(a)	13,613	208,823
Beazer Homes USA, Inc.*(a)	27,468	89,271
Blyth, Inc.	1,867	139,708
Cavco Industries, Inc.*	2,446	113,935
CSS Industries, Inc.	2,925	56,920
Ethan Allen Interiors, Inc.	8,610	218,005
Furniture Brands International, Inc.*	14,586	24,504
Helen of Troy Ltd.*	11,021	374,824
Hovnanian Enterprises, Inc., Class A*(a)	23,154	56,727
iRobot Corp.*(a)	8,473	230,974
KB Home(a)	27,442	244,234
La-Z-Boy, Inc.*	18,498	276,730
Libbey, Inc.*	7,169	92,767
Lifetime Brands, Inc.	3,380	37,991
M.D.C. Holdings, Inc.	13,390	345,328
M/I Homes, Inc.*	6,769	83,665
Meritage Homes Corp.*	9,949	269,220
Ryland Group, Inc. (The)(a)	15,835	305,299
Sealy Corp.*(a)	17,992	36,344
Skullcandy, Inc.*(a)	3,481	55,104
Skyline Corp.	2,594	19,844
Standard Pacific Corp.*(a)	38,230	170,506
Universal Electronics, Inc.*	5,398	107,852
Zagg, Inc.*(a)	7,950	84,509

		3,643,084

Household Products 0.1%
Central Garden and Pet Co., Class A*	15,051	144,941
Harbinger Group, Inc.*	3,302	17,104
Oil-Dri Corp. of America	1,713	36,470
Spectrum Brands Holdings, Inc.*	5,938	207,592
WD-40 Co.	5,690	258,042

		664,149

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	40,552	561,240
Dynegy, Inc.*	36,276	20,314
Genie Energy Ltd., Class B	4,970	48,060
Ormat Technologies, Inc.(a)	6,465	130,270

		759,884

Industrial Conglomerates 0.2%
Raven Industries, Inc.	6,446	393,270
Seaboard Corp.*	112	218,512
Standex International Corp.	4,482	184,614

		796,396

Information Technology Services 2.0%
Acxiom Corp.*	28,995	425,647
CACI International, Inc., Class A*	9,435	587,706
Cardtronics, Inc.*	15,363	403,279
Cass Information Systems, Inc.	3,324	132,794
CIBER, Inc.*	23,023	97,617
Computer Task Group, Inc.*	5,470	83,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Convergys Corp.*	37,600	$501,960
CSG Systems International, Inc.*	12,426	188,130
Dynamics Research Corp.*	3,222	31,060
Echo Global Logistics, Inc.*(a)	4,052	65,237
EPAM Systems, Inc.*	1,315	26,984
Euronet Worldwide, Inc.*	18,254	381,326
ExlService Holdings, Inc.*	6,031	165,491
Forrester Research, Inc.	5,274	170,878
Global Cash Access Holdings, Inc.*	14,888	116,126
Hackett Group, Inc. (The)*	10,931	65,258
Heartland Payment Systems, Inc.	13,749	396,521
Higher One Holdings, Inc.*(a)	10,985	164,226
iGate Corp.*(a)	11,142	186,740
Jack Henry & Associates, Inc.	30,915	1,054,820
Lionbridge Technologies, Inc.*	22,330	64,310
Mantech International Corp., Class A	8,298	285,949
MAXIMUS, Inc.	12,400	504,308
ModusLink Global Solutions, Inc.*	15,777	85,196
MoneyGram International, Inc.*	3,857	69,426
NCI, Inc., Class A*(a)	2,412	15,413
PRGX Global, Inc.*	7,108	44,709
Sapient Corp.	39,088	486,646
ServiceSource International, Inc.*	3,793	58,716
Stream Global Services, Inc.*	3,143	10,340
Syntel, Inc.	5,509	308,504
TeleTech Holdings, Inc.*	9,119	146,816
TNS, Inc.*	9,121	198,199
Unisys Corp.*	15,396	303,609
Virtusa Corp.*	5,468	94,432
Wright Express Corp.*	13,825	894,892

		8,817,065

Insurance 2.6%
Alterra Capital Holdings Ltd.	32,568	748,413
American Equity Investment Life Holding Co.	21,233	271,145
American Safety Insurance Holdings Ltd.*	3,618	68,199
AMERISAFE, Inc.*	6,602	163,333
Amtrust Financial Services, Inc.(a)	8,636	232,136
Argo Group International Holdings Ltd.	9,804	292,845
Baldwin & Lyons, Inc., Class B	2,907	65,059
Citizens, Inc.*	13,573	134,101
CNO Financial Group, Inc.*	79,239	616,479
Crawford & Co., Class B(a)	9,577	46,927
Delphi Financial Group, Inc., Class A	17,276	773,447
Donegal Group, Inc., Class A	2,727	37,278
eHealth, Inc.*	7,309	119,210
EMC Insurance Group, Inc.	1,718	34,515
Employers Holdings, Inc.	11,084	196,298
Enstar Group Ltd.*	2,457	243,218
FBL Financial Group, Inc., Class A	4,572	154,076
First American Financial Corp.	37,592	625,155
Flagstone Reinsurance Holdings SA	18,818	148,098
Fortegra Financial Corp.*	2,177	18,200
Global Indemnity PLC*	4,526	88,212
Greenlight Capital Re Ltd., Class A*	9,967	245,487
Hallmark Financial Services*	4,440	35,032
Harleysville Group, Inc.	4,370	252,149
Hilltop Holdings, Inc.*	14,315	120,103
Horace Mann Educators Corp.	14,218	250,521
Independence Holding Co.(a)	2,891	28,794
Infinity Property & Casualty Corp.	4,421	231,351
Kansas City Life Insurance Co.(a)	1,543	49,685
Maiden Holdings Ltd.	18,163	163,467
Meadowbrook Insurance Group, Inc.	18,865	176,010
Montpelier Re Holdings Ltd.	22,351	431,821
National Financial Partners Corp.*	14,745	223,239
National Interstate Corp.	2,453	62,748
National Western Life Insurance Co., Class A	788	107,854
Navigators Group, Inc. (The)*	3,880	183,291
OneBeacon Insurance Group Ltd., Class A	8,010	123,434
Phoenix Cos., Inc. (The)*	42,050	103,023
Platinum Underwriters Holdings Ltd.	12,693	463,295
Presidential Life Corp.	7,868	89,931
Primerica, Inc.	10,719	270,226
ProAssurance Corp.	10,992	968,505
RLI Corp.	6,584	471,678
Safety Insurance Group, Inc.	4,506	187,630
SeaBright Holdings, Inc.	6,888	62,612
Selective Insurance Group, Inc.	19,353	340,806
State Auto Financial Corp.	5,145	75,168
Stewart Information Services Corp.(a)	6,250	88,813
Symetra Financial Corp.	24,049	277,285
Tower Group, Inc.	13,203	296,143
United Fire Group, Inc.	7,754	138,719
Universal Insurance Holdings, Inc.(a)	6,970	27,113

		11,622,277

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A*	9,367	28,382
Blue Nile, Inc.*(a)	4,285	141,319
Geeknet, Inc.*	1,551	22,427
HSN, Inc.	14,296	543,677
Nutrisystem, Inc.(a)	9,707	109,010
Orbitz Worldwide, Inc.*	7,593	23,159
Overstock.com, Inc.*(a)	4,190	21,956
PetMed Express, Inc.(a)	7,362	91,141
Shutterfly, Inc.*(a)	10,656	333,852
US Auto Parts Network, Inc.*	5,346	19,299
ValueVision Media, Inc., Class A*(a)	14,884	30,810

		1,365,032

Internet Software & Services 1.7%
Active Network, Inc. (The)*	4,705	79,185
Ancestry.com, Inc.*(a)	11,305	257,076
Angie's List, Inc.*(a)	3,637	68,703
Bankrate, Inc.*(a)	8,200	202,950
Bazaarvoice, Inc.*	3,902	77,533
Brightcove, Inc.*	1,900	47,120
Carbonite, Inc.*(a)	2,604	28,670
comScore, Inc.*	11,361	243,012
Constant Contact, Inc.*(a)	10,498	312,735
Cornerstone OnDemand, Inc.*	4,095	89,435
DealerTrack Holdings, Inc.*	14,682	444,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Demand Media, Inc.*(a)	2,868	$20,793
Dice Holdings, Inc.*	17,416	162,491
Digital River, Inc.*	13,324	249,292
EarthLink, Inc.	39,254	313,639
Envestnet, Inc.*	7,021	87,903
FriendFinder Networks, Inc.*(a)	2,061	2,803
InfoSpace, Inc.*	14,104	180,672
Internap Network Services Corp.*	18,732	137,493
IntraLinks Holdings, Inc.*	11,603	61,380
j2 Global, Inc.(a)	16,450	471,786
Keynote Systems, Inc.	5,268	104,096
KIT Digital, Inc.*(a)	13,802	99,374
Limelight Networks, Inc.*	22,801	75,015
Liquidity Services, Inc.*	6,738	301,862
LivePerson, Inc.*	18,777	314,890
LogMeIn, Inc.*	7,249	255,382
LoopNet, Inc.*	6,305	118,408
Marchex, Inc., Class B(a)	7,863	35,069
Move, Inc.*	14,252	138,387
NIC, Inc.	22,799	276,552
OpenTable, Inc.*(a)	8,411	340,393
Openwave Systems, Inc.*	29,742	67,514
Perficient, Inc.*	8,686	104,319
Quepasa Corp.*	2,404	10,674
QuinStreet, Inc.*(a)	9,895	103,799
RealNetworks, Inc.	7,567	75,216
Responsys, Inc.*	3,431	41,069
Saba Software, Inc.*	10,656	104,535
SciQuest, Inc.*	4,443	67,711
SPS Commerce, Inc.*	2,900	77,952
Stamps.com, Inc.*	4,279	119,299
Support.com, Inc.*	17,605	55,456
TechTarget, Inc.*	5,299	36,722
Travelzoo, Inc.*(a)	2,008	46,184
United Online, Inc.	31,916	156,069
ValueClick, Inc.*	28,140	555,484
Vocus, Inc.*	6,324	83,793
Web.com Group, Inc.*	10,435	150,577
XO Group, Inc.*	9,428	88,529
Zillow, Inc.*(a)	1,484	52,816
Zix Corp.*	22,037	64,128

		7,660,222

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	4,362	186,824
Black Diamond, Inc.*	6,591	61,033
Brunswick Corp.	31,849	820,112
Callaway Golf Co.	23,101	156,163
JAKKS Pacific, Inc.	9,745	170,050
Johnson Outdoors, Inc., Class A*	1,692	32,317
Leapfrog Enterprises, Inc.*	14,910	124,648
Marine Products Corp.	3,757	22,354
Smith & Wesson Holding Corp.*	21,611	167,485
Steinway Musical Instruments, Inc.*	2,387	59,675
Sturm Ruger & Co., Inc.	6,730	330,443
Summer Infant, Inc.*	4,892	29,352

		2,160,456

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	25,377	108,360
Albany Molecular Research, Inc.*	7,982	21,551
BG Medicine, Inc.*(a)	2,749	19,298
Cambrex Corp.*	10,689	74,716
Complete Genomics, Inc.*(a)	4,000	11,280
Enzo Biochem, Inc.*	13,871	37,313
eResearchTechnology, Inc.*	17,674	138,211
Fluidigm Corp.*	2,316	36,431
Furiex Pharmaceuticals, Inc.*	3,411	80,602
Harvard Bioscience, Inc.*	8,243	32,312
Luminex Corp.*	13,478	314,711
MEDTOX Scientific, Inc.*	2,764	46,601
Pacific Biosciences of California, Inc.*(a)	12,414	42,456
PAREXEL International Corp.*	21,045	567,584
Sequenom, Inc.*(a)	40,986	166,813

		1,698,239

Machinery 3.3%
Accuride Corp.*	14,542	126,370
Actuant Corp., Class A	24,551	711,733
Alamo Group, Inc.	2,411	72,475
Albany International Corp., Class A	9,924	227,756
Altra Holdings, Inc.*	9,659	185,453
American Railcar Industries, Inc.*	3,509	82,497
Ampco-Pittsburgh Corp.	3,079	61,980
Astec Industries, Inc.*	7,115	259,555
Barnes Group, Inc.	19,486	512,677
Blount International, Inc.*	17,306	288,664
Briggs & Stratton Corp.	17,987	322,507
Cascade Corp.	3,294	165,095
Chart Industries, Inc.*	10,515	771,065
CIRCOR International, Inc.	6,191	205,975
CLARCOR, Inc.	18,063	886,713
Colfax Corp.*	18,456	650,389
Columbus Mckinnon Corp.*	6,909	112,548
Commercial Vehicle Group, Inc.*	10,355	126,435
Douglas Dynamics, Inc.(a)	6,726	92,482
Dynamic Materials Corp.	4,794	101,201
Energy Recovery, Inc.*	16,661	38,320
EnPro Industries, Inc.*	7,356	302,332
ESCO Technologies, Inc.	9,485	348,763
Federal Signal Corp.*	22,342	124,221
Flow International Corp.*	17,085	68,682
FreightCar America, Inc.	4,294	96,572
Gorman-Rupp Co. (The)	5,464	159,440
Graham Corp.	3,555	77,819
Greenbrier Cos., Inc. (The)*	7,108	140,667
Hurco Cos., Inc.*	2,319	65,512
John Bean Technologies Corp.	10,274	166,439
Kadant, Inc.*	4,094	97,519
Kaydon Corp.	11,643	297,013
LB Foster Co., Class A	3,243	92,458
Lindsay Corp.	4,484	297,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Lydall, Inc.*	6,213	$63,310
Meritor, Inc.*	33,789	272,677
Met-Pro Corp.	5,310	56,074
Middleby Corp.*	6,700	677,906
Miller Industries, Inc.	4,030	68,188
Mueller Industries, Inc.	13,532	615,029
Mueller Water Products, Inc., Class A	55,868	186,040
NACCO Industries, Inc., Class A	2,066	240,420
NN, Inc.*	6,104	49,809
Omega Flex, Inc.*	994	12,624
PMFG, Inc.*(a)	7,399	111,059
Proto Labs, Inc.*	1,142	38,931
RBC Bearings, Inc.*	7,818	360,644
Robbins & Myers, Inc.	14,120	734,946
Sauer-Danfoss, Inc.	4,123	193,781
Sun Hydraulics Corp.	7,212	188,666
Tecumseh Products Co., Class A*(a)	6,718	27,006
Tennant Co.	6,838	300,872
Titan International, Inc.(a)	15,052	355,980
Trimas Corp.*	9,179	205,518
Twin Disc, Inc.(a)	3,048	79,522
Wabash National Corp.*	24,450	253,057
Watts Water Technologies, Inc., Class A	10,748	437,981
Woodward, Inc.	22,005	942,474
Xerium Technologies, Inc.*	3,968	25,594

		14,834,590

Marine 0.1%
Baltic Trading Ltd.	5,977	24,805
Eagle Bulk Shipping, Inc.*(a)	22,174	43,018
Excel Maritime Carriers Ltd.*(a)	16,383	32,766
Genco Shipping & Trading Ltd.*	12,618	80,250
International Shipholding Corp.	1,946	44,933
Ultrapetrol (Bahamas) Ltd.*(a)	7,530	15,060

		240,832

Media 1.3%
AH Belo Corp., Class A	6,781	33,159
Arbitron, Inc.	9,689	358,299
Belo Corp., Class A	33,288	238,675
Central European Media Enterprises Ltd., Class A*(a)	13,206	93,763
Cinemark Holdings, Inc.	33,214	729,047
Crown Media Holdings, Inc., Class A*(a)	12,927	20,554
Cumulus Media, Inc., Class A*(a)	13,607	47,488
Dial Global, Inc.*(a)	1,782	4,152
Digital Domain Media Group, Inc.*	1,319	7,505
Digital Generation, Inc.*	9,877	100,844
E.W. Scripps Co. (The), Class A*	11,333	111,857
Entercom Communications Corp., Class A*	8,737	56,703
Entravision Communications Corp., Class A	18,315	31,319
Fisher Communications, Inc.*	3,174	97,505
Global Sources Ltd.*	4,059	25,004
Gray Television, Inc.*	17,984	33,990
Harte-Hanks, Inc.	15,930	144,167
Journal Communications, Inc., Class A*	15,680	88,278
Knology, Inc.*	10,755	195,741
LIN TV Corp., Class A*	10,758	43,570
Lions Gate Entertainment Corp.*(a)	16,162	224,975
Live Nation Entertainment, Inc.*	50,331	473,111
Martha Stewart Living Omnimedia, Class A(a)	9,808	37,369
McClatchy Co. (The), Class A*(a)	20,787	60,074
MDC Partners, Inc., Class A	9,004	100,125
Meredith Corp.	12,990	421,655
National CineMedia, Inc.	19,643	300,538
New York Times Co. (The), Class A*	48,979	332,567
Nexstar Broadcasting Group, Inc., Class A*	3,955	32,866
Outdoor Channel Holdings, Inc.	5,200	38,012
ReachLocal, Inc.*	3,569	25,447
Rentrak Corp.*	3,401	77,203
Saga Communications, Inc., Class A*	1,297	46,433
Scholastic Corp.	9,443	333,149
Sinclair Broadcast Group, Inc., Class A	18,124	200,451
Valassis Communications, Inc.*(a)	16,000	368,000
Value Line, Inc.	384	4,716
World Wrestling Entertainment, Inc., Class A(a)	9,906	87,866

		5,626,177

Metals & Mining 1.4%
AM Castle & Co.*	6,008	76,001
AMCOL International Corp.(a)	8,682	256,032
Century Aluminum Co.*	18,557	164,786
Coeur d'Alene Mines Corp.*	32,023	760,226
General Moly, Inc.*(a)	24,394	81,720
Globe Specialty Metals, Inc.(a)	22,470	334,129
Gold Resource Corp.(a)	10,048	244,267
Golden Minerals Co.*(a)	10,026	84,519
Golden Star Resources Ltd.*	92,944	172,876
Handy & Harman Ltd.*	2,054	29,660
Haynes International, Inc.	4,341	275,002
Hecla Mining Co.	99,841	461,265
Horsehead Holding Corp.*	15,689	178,698
Jaguar Mining, Inc.*(a)	30,303	141,515
Kaiser Aluminum Corp.(a)	5,785	273,399
Materion Corp.*	7,333	210,677
McEwen Mining, Inc.*(a)	37,874	168,161
Metals USA Holdings Corp.*	4,157	59,902
Midway Gold Corp.*	31,178	44,585
Noranda Aluminum Holding Corp.	8,160	81,355
Olympic Steel, Inc.	3,303	79,272
Paramount Gold and Silver Corp.*(a)	42,091	95,126
Revett Minerals, Inc.*(a)	9,075	37,934
RTI International Metals, Inc.*(a)	10,764	248,218
Stillwater Mining Co.*	41,220	521,021
SunCoke Energy, Inc.*	25,155	357,453
Thompson Creek Metals Co., Inc.*	54,520	368,555
U.S. Silica Holdings, Inc.*	4,209	88,136
Universal Stainless & Alloy*	2,500	106,800
US Energy Corp. Wyoming*	8,843	27,944
Vista Gold Corp.*(a)	25,579	80,318
Worthington Industries, Inc.	19,207	368,390

		6,477,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	4,482	$41,414
Fred's, Inc., Class A	13,286	194,109
Gordmans Stores, Inc.*	1,924	42,270
Saks, Inc.*(a)	41,271	479,156
Tuesday Morning Corp.*	15,650	60,096

		817,045

Multi-Utilities 0.4%
Avista Corp.	20,612	527,255
Black Hills Corp.	15,700	526,421
CH Energy Group, Inc.	5,506	367,415
NorthWestern Corp.	12,977	460,165

		1,881,256

Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp.*(a)	29,550	92,196
Alon USA Energy, Inc.	4,124	37,322
Amyris, Inc.*(a)	6,222	32,230
Apco Oil and Gas International, Inc.	3,274	223,189
Approach Resources, Inc.*	9,288	343,192
ATP Oil & Gas Corp.*(a)	16,002	117,615
Berry Petroleum Co., Class A	18,444	869,266
Bill Barrett Corp.*	16,905	439,699
Bonanza Creek Energy, Inc.*	3,578	78,179
BPZ Resources, Inc.*(a)	36,642	147,667
Callon Petroleum Co.*	14,069	88,494
CAMAC Energy, Inc.*	21,065	21,065
Carrizo Oil & Gas, Inc.*	13,896	392,701
Ceres, Inc.*	609	9,738
Cheniere Energy, Inc.*	54,982	823,630
Clayton Williams Energy, Inc.*	2,123	168,651
Clean Energy Fuels Corp.*(a)	17,662	375,847
Cloud Peak Energy, Inc.*	21,784	347,019
Comstock Resources, Inc.*(a)	17,009	269,253
Contango Oil & Gas Co.*	4,346	256,023
Crimson Exploration, Inc.*	7,840	32,536
Crosstex Energy, Inc.	14,597	206,402
CVR Energy, Inc.*	31,418	840,432
Delek US Holdings, Inc.	5,174	80,249
DHT Holdings, Inc.(a)	23,857	22,903
Endeavour International Corp.*(a)	13,331	157,972
Energy Partners Ltd.*	10,410	172,910
Energy XXI (Bermuda) Ltd.*	26,929	972,406
Evolution Petroleum Corp.*(a)	5,751	53,484
Frontline Ltd.(a)	18,538	142,557
FX Energy, Inc.*	18,776	102,141
Gastar Exploration Ltd.*	21,137	63,200
GeoResources, Inc.*	7,151	234,124
Gevo, Inc.*(a)	2,202	20,236
GMX Resources, Inc.*(a)	24,483	31,093
Golar LNG Ltd.	14,300	544,115
Goodrich Petroleum Corp.*(a)	9,304	176,962
Green Plains Renewable Energy, Inc.*(a)	5,826	62,863
Gulfport Energy Corp.*	16,290	474,365
Hallador Energy Co.	1,497	13,234
Harvest Natural Resources, Inc.*(a)	12,274	86,900
Houston American Energy Corp.*(a)	5,996	31,299
Hyperdynamics Corp.*(a)	59,928	77,307
Isramco, Inc.*(a)	385	33,634
James River Coal Co.*(a)	12,866	65,874
KiOR, Inc., Class A*(a)	3,783	50,579
Knightsbridge Tankers Ltd.(a)	7,936	114,120
Kodiak Oil & Gas Corp.*(a)	92,149	917,804
L&L Energy, Inc.*(a)	8,051	19,725
Magnum Hunter Resources Corp.*(a)	39,729	254,663
Matador Resources Co.*	4,948	54,181
McMoRan Exploration Co.*(a)	35,118	375,763
Miller Energy Resources, Inc.*(a)	11,278	47,593
Nordic American Tankers Ltd.(a)	18,848	299,306
Northern Oil and Gas, Inc.*(a)	22,566	468,019
Oasis Petroleum, Inc.*	21,301	656,710
Overseas Shipholding Group, Inc.(a)	9,407	118,810
Panhandle Oil and Gas, Inc., Class A	2,414	71,165
Patriot Coal Corp.*(a)	32,546	203,087
Penn Virginia Corp.	16,541	75,262
Petroleum Development Corp.*	8,381	310,851
PetroQuest Energy, Inc.*(a)	20,123	123,555
Renewable Energy Group, Inc.*	2,576	26,687
Rentech, Inc.*	74,287	154,517
Resolute Energy Corp.*	16,528	188,089
REX American Resources Corp.*	2,182	66,987
Rex Energy Corp.*	14,952	159,687
Rosetta Resources, Inc.*	18,954	924,197
Sanchez Energy Corp.*	3,578	80,326
Scorpio Tankers, Inc.*	10,776	76,079
SemGroup Corp., Class A*	14,795	431,126
Ship Finance International Ltd.(a)	16,104	246,391
Solazyme, Inc.*(a)	3,973	58,125
Stone Energy Corp.*	17,524	501,011
Swift Energy Co.*	15,166	440,269
Syntroleum Corp.*(a)	32,159	31,033
Targa Resources Corp.	5,852	265,973
Teekay Tankers Ltd., Class A(a)	18,930	114,905
Triangle Petroleum Corp.*(a)	15,427	106,446
Uranerz Energy Corp.*(a)	23,167	58,381
Uranium Energy Corp.*(a)	27,078	105,604
Uranium Resources, Inc.*(a)	34,137	31,061
Ur-Energy, Inc.*(a)	37,709	46,005
USEC, Inc.*(a)	40,424	42,849
VAALCO Energy, Inc.*	18,387	173,757
Venoco, Inc.*	10,624	115,164
Voyager Oil & Gas, Inc.*(a)	16,804	40,834
W&T Offshore, Inc.	12,460	262,657
Warren Resources, Inc.*	25,736	83,899
Western Refining, Inc.	18,863	355,002
Westmoreland Coal Co.*	3,602	40,234
World Fuel Services Corp.	25,315	1,037,915
Zion Oil & Gas, Inc.*(a)	11,031	29,122

		20,287,699

Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	14,299	485,737
Clearwater Paper Corp.*	8,216	272,854
Deltic Timber Corp.	3,845	243,350
KapStone Paper and Packaging Corp.*	13,939	274,598
Louisiana-Pacific Corp.*	47,236	441,657
Neenah Paper, Inc.	5,530	164,462
P.H. Glatfelter Co.	15,556	245,474
Schweitzer-Mauduit International, Inc.	5,770	398,476
Verso Paper Corp.*(a)	5,399	10,150
Wausau Paper Corp.	17,664	165,688

		2,702,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products 0.5%
Elizabeth Arden, Inc.*	8,737	$305,620
Female Health Co. (The)(a)	6,731	36,482
Inter Parfums, Inc.	5,834	91,536
Medifast, Inc.*(a)	4,981	86,968
Nature’s Sunshine Products, Inc.*(a)	3,928	62,927
Nu Skin Enterprises, Inc., Class A	19,642	1,137,468
Nutraceutical International Corp.*	3,304	48,106
Prestige Brands Holdings, Inc.*	17,900	312,892
Revlon, Inc., Class A*	3,943	68,017
Schiff Nutrition International, Inc.*	4,436	54,518
Synutra International, Inc.*(a)	6,335	37,250
USANA Health Sciences, Inc.*(a)	2,339	87,315

		2,329,099

Pharmaceuticals 1.9%
Acura Pharmaceuticals, Inc.*(a)	4,017	13,899
Akorn, Inc.*	19,975	233,708
Alimera Sciences, Inc.*(a)	3,187	10,772
Ampio Pharmaceuticals, Inc.*(a)	7,764	26,475
Auxilium Pharmaceuticals, Inc.*	17,048	316,581
AVANIR Pharmaceuticals, Inc., Class A*(a)	47,587	162,748
Cadence Pharmaceuticals, Inc.*(a)	17,993	66,574
Cempra, Inc.*	1,514	11,431
Columbia Laboratories, Inc.*(a)	20,496	14,552
Corcept Therapeutics, Inc.*	14,780	58,085
Cornerstone Therapeutics, Inc.*	2,790	16,628
Depomed, Inc.*	19,286	120,730
Durect Corp.*(a)	27,927	22,342
Endocyte, Inc.*	6,160	30,677
Hi-Tech Pharmacal Co., Inc.*(a)	3,718	133,588
Impax Laboratories, Inc.*	23,353	574,017
ISTA Pharmaceuticals, Inc.*	11,562	104,174
Jazz Pharmaceuticals PLC*	7,898	382,816
K-V Pharmaceutical Co., Class A*(a)	18,825	24,849
Lannett Co., Inc.*	5,923	24,699
MAP Pharmaceuticals, Inc.*	7,843	112,625
Medicines Co. (The)*	19,251	386,368
Medicis Pharmaceutical Corp., Class A	22,137	832,130
Nektar Therapeutics*(a)	40,624	321,742
Obagi Medical Products, Inc.*	6,474	86,752
Optimer Pharmaceuticals, Inc.*(a)	16,485	229,141
Pacira Pharmaceuticals, Inc.*(a)	2,594	29,935
Pain Therapeutics, Inc.*(a)	13,472	48,364
Par Pharmaceutical Cos., Inc.*	12,951	501,592
Pernix Therapeutics Holdings, Inc.*	1,401	12,609
Pozen, Inc.*	9,548	57,288
Questcor Pharmaceuticals, Inc.*(a)	19,013	715,269
Sagent Pharmaceuticals, Inc.*	2,402	42,924
Salix Pharmaceuticals Ltd.*	20,888	1,096,620
Santarus, Inc.*	19,119	111,846
Sucampo Pharmaceuticals, Inc., Class A*	4,545	33,860
Transcept Pharmaceuticals, Inc.*(a)	1,821	19,157
ViroPharma, Inc.*	25,313	761,162
Vivus, Inc.*	34,984	782,242
XenoPort, Inc.*	12,852	57,834
Zogenix, Inc.*(a)	7,278	14,556

		8,603,361

Professional Services 1.5%
Acacia Research Corp.*	15,277	637,662
Advisory Board Co. (The)*	5,952	527,466
Barrett Business Services, Inc.	2,756	54,651
CBIZ, Inc.*	14,194	89,706
CDI Corp.	4,615	82,747
Corporate Executive Board Co. (The)	12,342	530,829
CoStar Group, Inc.*	9,036	623,936
CRA International, Inc.*	3,907	98,535
Dolan Co. (The)*	10,910	99,390
Exponent, Inc.*	4,743	230,130
Franklin Covey Co.*	4,832	45,469
FTI Consulting, Inc.*	15,040	564,301
GP Strategies Corp.*	5,349	93,607
Heidrick & Struggles International, Inc.	6,385	140,662
Hill International, Inc.*	9,085	35,704
Hudson Highland Group, Inc.*	11,399	61,327
Huron Consulting Group, Inc.*	7,907	296,987
ICF International, Inc.*	7,056	179,011
Insperity, Inc.	8,143	249,501
Kelly Services, Inc., Class A	9,561	152,880
Kforce, Inc.*	10,669	158,968
Korn/Ferry International*	16,761	280,747
Mistras Group, Inc.*	5,275	125,650
Navigant Consulting, Inc.*	18,371	255,541
Odyssey Marine Exploration, Inc.*(a)	26,137	81,025
On Assignment, Inc.*	13,277	231,949
Pendrell Corp.*	54,492	142,224
Resources Connection, Inc.	15,316	215,190
RPX Corp.*	3,602	61,090
TrueBlue, Inc.*	14,275	255,237
VSE Corp.	1,486	36,868

		6,638,990

Real Estate Investment Trusts (REITs) 9.0%
Acadia Realty Trust	15,156	341,616
AG Mortgage Investment Trust, Inc.(a)	3,496	69,011
Agree Realty Corp.	4,032	91,043
Alexander’s, Inc.	734	289,108
American Assets Trust, Inc.	11,549	263,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	26,591	$1,189,149
American Capital Mortgage Investment Corp.(a)	6,166	134,234
Anworth Mortgage Asset Corp.	48,309	317,873
Apollo Commercial Real Estate Finance, Inc.	7,392	115,685
ARMOUR Residential REIT, Inc.(a)	63,134	426,154
Ashford Hospitality Trust, Inc.	18,768	169,100
Associated Estates Realty Corp.	14,879	243,123
BioMed Realty Trust, Inc.	55,195	1,047,601
Campus Crest Communities, Inc.	10,990	128,143
CapLease, Inc.	24,603	99,150
Capstead Mortgage Corp.	32,494	425,996
CBL & Associates Properties, Inc.	53,147	1,005,541
Cedar Realty Trust, Inc.	20,325	104,064
Chatham Lodging Trust	5,037	63,919
Chesapeake Lodging Trust	11,558	207,697
Cogdell Spencer, Inc.	16,267	68,972
Colonial Properties Trust	31,450	683,408
Colony Financial, Inc.	11,798	193,251
Coresite Realty Corp.	7,117	167,890
Cousins Properties, Inc.	32,890	249,306
CreXus Investment Corp.	20,644	213,459
CubeSmart	43,802	521,244
CYS Investments, Inc.(a)	40,015	523,796
DCT Industrial Trust, Inc.	87,847	518,297
DiamondRock Hospitality Co.	59,992	617,318
DuPont Fabros Technology, Inc.(a)	21,031	514,208
Dynex Capital, Inc.	19,314	184,449
EastGroup Properties, Inc.	9,673	485,778
Education Realty Trust, Inc.	32,717	354,652
Entertainment Properties Trust	16,756	777,143
Equity Lifestyle Properties, Inc.	11,655	812,820
Equity One, Inc.	19,334	390,933
Excel Trust, Inc.	11,013	133,037
Extra Space Storage, Inc.	33,685	969,791
FelCor Lodging Trust, Inc.*	44,803	161,291
First Industrial Realty Trust, Inc.*	30,877	381,331
First Potomac Realty Trust	18,015	217,801
Franklin Street Properties Corp.	25,568	271,021
Getty Realty Corp.	9,378	146,109
Gladstone Commercial Corp.	3,982	68,530
Glimcher Realty Trust	49,714	508,077
Government Properties Income Trust	12,587	303,473
Hatteras Financial Corp.	26,963	752,268
Healthcare Realty Trust, Inc.	27,896	613,712
Hersha Hospitality Trust	50,125	273,682
Highwoods Properties, Inc.	24,083	802,446
Home Properties, Inc.	17,254	1,052,667
Hudson Pacific Properties, Inc.	7,906	119,618
Inland Real Estate Corp.	27,842	246,959
Invesco Mortgage Capital, Inc.	41,549	733,340
Investors Real Estate Trust(a)	29,302	225,332
iStar Financial, Inc.*(a)	29,416	213,266
Kilroy Realty Corp.	24,511	1,142,458
Kite Realty Group Trust	20,180	106,349
LaSalle Hotel Properties	30,485	857,848
Lexington Realty Trust	42,815	384,907
LTC Properties, Inc.	10,833	346,656
Medical Properties Trust, Inc.	48,167	446,990
MFA Financial, Inc.	128,517	960,022
Mid-America Apartment Communities, Inc.	14,667	983,129
Mission West Properties, Inc.	6,389	62,996
Monmouth Real Estate Investment Corp., Class A	14,109	137,422
MPG Office Trust, Inc.*(a)	17,788	41,624
National Health Investors, Inc.	8,733	425,996
National Retail Properties, Inc.	37,519	1,020,142
Newcastle Investment Corp.	37,587	236,046
NorthStar Realty Finance Corp.	39,714	214,853
Omega Healthcare Investors, Inc.	36,497	775,926
One Liberty Properties, Inc.	4,052	74,152
Parkway Properties, Inc.	7,952	83,337
Pebblebrook Hotel Trust	18,086	408,382
Pennsylvania Real Estate Investment Trust	19,802	302,377
PennyMac Mortgage Investment Trust	10,316	192,600
Post Properties, Inc.	18,981	889,450
Potlatch Corp.	14,408	451,547
PS Business Parks, Inc.	6,664	436,759
RAIT Financial Trust	17,502	86,985
Ramco-Gershenson Properties Trust	13,893	169,772
Redwood Trust, Inc.	28,273	316,658
Resource Capital Corp.(a)	29,250	157,657
Retail Opportunity Investments Corp.(a)	17,723	213,385
RLJ Lodging Trust	9,835	183,226
Sabra Health Care REIT, Inc.	13,264	218,060
Saul Centers, Inc.	2,639	106,510
Sovran Self Storage, Inc.	9,906	493,616
STAG Industrial, Inc.	5,681	79,307
Starwood Property Trust, Inc.	33,416	702,404
Strategic Hotels & Resorts, Inc.*	62,445	410,888
Summit Hotel Properties, Inc.	9,819	74,428
Sun Communities, Inc.	9,398	407,215
Sunstone Hotel Investors, Inc.*	42,160	410,638
Tanger Factory Outlet Centers	30,859	917,438
Terreno Realty Corp.	4,486	64,195
Two Harbors Investment Corp.	75,197	762,498
UMH Properties, Inc.	4,373	47,928
Universal Health Realty Income Trust	4,200	166,446
Urstadt Biddle Properties, Inc., Class A	8,175	161,374
Washington Real Estate Investment Trust	23,700	703,890
Whitestone REIT, Class B(a)	2,661	34,699
Winthrop Realty Trust	10,380	120,304

		40,193,688

Real Estate Management & Development 0.1%
AV Homes, Inc.*	3,182	38,757
Consolidated-Tomoka Land Co.(a)	1,486	44,209
Forestar Group, Inc.*	12,736	196,007
Kennedy-Wilson Holdings, Inc.(a)	9,645	130,207
Tejon Ranch Co.*	5,103	146,150

		555,330

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail 1.3%
Amerco, Inc.	3,095	$326,553
Arkansas Best Corp.	9,116	171,472
Avis Budget Group, Inc.*	37,545	531,262
Celadon Group, Inc.	7,225	112,349
Covenant Transportation Group, Inc., Class A*	2,690	8,608
Dollar Thrifty Automotive Group, Inc.*	10,352	837,580
Genesee & Wyoming, Inc., Class A*	14,189	774,436
Heartland Express, Inc.	17,983	260,034
Knight Transportation, Inc.	21,825	385,429
Marten Transport Ltd.	5,577	123,084
Old Dominion Freight Line, Inc.*	16,982	809,532
Patriot Transportation Holding, Inc.*	2,233	52,007
Quality Distribution, Inc.*	5,884	81,082
RailAmerica, Inc.*	7,652	164,212
Roadrunner Transportation Systems, Inc.*	3,234	56,110
Saia, Inc.*	5,731	97,484
Swift Transportation Co.*	28,265	326,178
Universal Truckload Services, Inc.	1,992	30,000
Werner Enterprises, Inc.	15,691	390,078
Zipcar, Inc.*(a)	3,712	54,975

		5,592,465

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	14,257	187,052
Alpha & Omega Semiconductor Ltd.*	5,224	50,255
Amkor Technology, Inc.*(a)	32,066	197,046
Amtech Systems, Inc.*	3,475	28,947
Anadigics, Inc.*	24,388	57,800
Applied Micro Circuits Corp.*	22,776	158,065
ATMI, Inc.*	11,260	262,358
Axcelis Technologies, Inc.*	38,288	65,855
AXT, Inc.*	11,479	72,892
Brooks Automation, Inc.	23,567	290,581
Cabot Microelectronics Corp.(a)	8,382	325,892
Cavium, Inc.*	17,304	535,386
Ceva, Inc.*	8,275	187,925
Cirrus Logic, Inc.*	23,693	563,893
Cohu, Inc.	8,679	98,680
Cymer, Inc.*	10,911	545,550
Diodes, Inc.*	12,611	292,323
DSP Group, Inc.*	7,796	51,921
Entegris, Inc.*	48,023	448,535
Entropic Communications, Inc.*	30,835	179,768
Exar Corp.*	13,156	110,510
FormFactor, Inc.*	18,240	101,779
FSI International, Inc.*	13,994	68,431
GSI Technology, Inc.*	7,279	30,863
GT Advanced Technologies, Inc.*	42,290	349,738
Hittite Microwave Corp.*	11,203	608,435
Inphi Corp.*	7,778	110,292
Integrated Device Technology, Inc.*	52,855	377,913
Integrated Silicon Solution, Inc.*	9,640	107,582
Intermolecular, Inc.*	3,452	21,437
IXYS Corp.*	8,701	114,853
Kopin Corp.*	24,532	99,845
Kulicke & Soffa Industries, Inc.*	25,722	319,725
Lattice Semiconductor Corp.*	41,950	269,739
LTX-Credence Corp.*	17,762	127,709
MaxLinear, Inc., Class A*	5,772	32,150
Micrel, Inc.	18,111	185,819
Microsemi Corp.*	30,901	662,517
Mindspeed Technologies, Inc.*	11,978	76,300
MIPS Technologies, Inc.*	18,910	102,870
MKS Instruments, Inc.	18,680	551,620
Monolithic Power Systems, Inc.*	10,762	211,689
MoSys, Inc.*	11,724	46,544
Nanometrics, Inc.*	7,220	133,642
NVE Corp.*	1,718	91,054
OmniVision Technologies, Inc.*	18,722	374,440
PDF Solutions, Inc.*	8,447	71,208
Pericom Semiconductor Corp.*	9,062	73,312
Photronics, Inc.*	21,143	140,601
PLX Technology, Inc.*	15,994	64,296
Power Integrations, Inc.	10,289	381,928
Rambus, Inc.*(a)	35,021	225,886
RF Micro Devices, Inc.*	98,821	492,129
Rubicon Technology, Inc.*(a)	6,347	66,199
Rudolph Technologies, Inc.*	11,366	126,276
Semtech Corp.*	23,338	664,200
Sigma Designs, Inc.*	11,529	59,720
Silicon Image, Inc.*	28,548	167,862
Spansion, Inc., Class A*	18,088	220,312
Standard Microsystems Corp.*	8,259	213,660
STR Holdings, Inc.*(a)	10,941	52,954
Supertex, Inc.*	3,528	63,751
Tessera Technologies, Inc.*	18,224	314,364
TriQuint Semiconductor, Inc.*	58,718	404,861
Ultra Clean Holdings, Inc.*	8,176	61,647
Ultratech, Inc.*	8,952	259,429
Veeco Instruments, Inc.*(a)	14,565	416,559
Volterra Semiconductor Corp.*	8,746	300,994

		14,730,368

Software 4.3%
Accelrys, Inc.*	19,823	158,188
ACI Worldwide, Inc.*	13,973	562,693
Actuate Corp.*	13,751	86,356
Advent Software, Inc.*	11,731	300,314
American Software, Inc., Class A	8,270	70,957
Aspen Technology, Inc.*	30,251	621,053
AVG Technologies NV*	2,864	42,817
Blackbaud, Inc.	15,904	528,490
Bottomline Technologies, Inc.*	12,815	358,051
BroadSoft, Inc.*(a)	8,053	308,027
Callidus Software, Inc.*	10,814	84,457
CommVault Systems, Inc.*	15,754	782,029
Concur Technologies, Inc.*	15,977	916,760
Convio, Inc.*	4,187	64,773
Deltek, Inc.*	8,020	85,493
Digimarc Corp.*	2,250	62,865
Ebix, Inc.(a)	10,276	237,992
Ellie Mae, Inc.*	3,016	33,659
EPIQ Systems, Inc.	11,253	136,161
ePlus, Inc.*	1,301	41,593
Fair Isaac Corp.	12,758	560,076
FalconStor Software, Inc.*	11,157	41,727
Glu Mobile, Inc.*	17,108	82,974
Guidance Software, Inc.*	4,639	51,261
Guidewire Software, Inc.*	3,166	97,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Imperva, Inc.*	1,968	$77,047
Interactive Intelligence Group, Inc.*	5,117	156,120
JDA Software Group, Inc.*	15,124	415,608
Jive Software, Inc.*	5,529	150,168
Kenexa Corp.*	9,414	294,093
Manhattan Associates, Inc.*	7,293	346,636
Mentor Graphics Corp.*	34,395	511,110
MicroStrategy, Inc., Class A*	2,858	400,120
Monotype Imaging Holdings, Inc.*	12,832	191,197
Motricity, Inc.*(a)	12,724	13,996
Netscout Systems, Inc.*	13,336	271,254
NetSuite, Inc.*	10,230	514,467
OPNET Technologies, Inc.	5,173	150,017
Parametric Technology Corp.*	42,634	1,191,194
Pegasystems, Inc.(a)	5,927	226,174
Progress Software Corp.*	22,171	523,679
PROS Holdings, Inc.*	7,716	144,289
QAD, Inc., Class A*	2,333	30,562
QLIK Technologies, Inc.*	25,174	805,568
Quest Software, Inc.*	20,293	472,218
RealPage, Inc.*	10,801	207,055
Rosetta Stone, Inc.*(a)	3,988	41,156
Seachange International, Inc.*	9,580	74,532
Smith Micro Software, Inc.*	12,910	30,080
SolarWinds, Inc.*	20,377	787,571
Sourcefire, Inc.*	10,148	488,423
SRS Labs, Inc.*	4,341	30,170
SS&C Technologies Holdings, Inc.*	8,965	209,153
Synchronoss Technologies, Inc.*	9,440	301,325
Take-Two Interactive Software, Inc.*	26,274	404,226
Taleo Corp., Class A*	14,675	674,023
Tangoe, Inc.*	3,690	69,409
TeleCommunication Systems, Inc., Class A*	16,650	46,287
TeleNav, Inc.*	6,000	42,120
THQ, Inc.*(a)	23,871	13,368
TiVo, Inc.*	42,565	510,354
Tyler Technologies, Inc.*	10,616	407,761
Ultimate Software Group, Inc.*	9,238	676,961
VASCO Data Security International, Inc.*	9,752	105,224
Verint Systems, Inc.*	7,540	244,221
VirnetX Holding Corp.*(a)	14,543	348,014
Wave Systems Corp., Class A*(a)	30,064	55,919
Websense, Inc.*	13,434	283,323

		19,252,407

Specialty Retail 3.8%
Aeropostale, Inc.*	28,870	624,169
America's Car-Mart, Inc.*	3,071	135,063
Ann, Inc.*	17,286	495,071
Asbury Automotive Group, Inc.*	10,390	280,530
Ascena Retail Group, Inc.*	22,461	995,472
Barnes & Noble, Inc.*(a)	10,458	138,569
Bebe Stores, Inc.	13,797	127,346
Big 5 Sporting Goods Corp.	8,028	62,940
Body Central Corp.*	4,209	122,145
Brown Shoe Co., Inc.	15,103	139,401
Buckle, Inc. (The)(a)	9,644	461,948
Build-A-Bear Workshop, Inc.*	5,505	28,901
Cabela's, Inc.*	15,491	590,982
Casual Male Retail Group, Inc.*	15,315	51,458
Cato Corp. (The), Class A	9,839	271,950
Charming Shoppes, Inc.*	41,332	243,859
Children's Place Retail Stores, Inc. (The)*	8,749	452,061
Christopher & Banks Corp.	13,157	24,472
Citi Trends, Inc.*	5,378	61,632
Coldwater Creek, Inc.*	26,493	30,732
Collective Brands, Inc.*	21,982	432,166
Conn's, Inc.*(a)	5,207	79,927
Cost Plus, Inc.*	6,806	121,827
Destination Maternity Corp.	3,877	71,996
Express, Inc.*	19,739	493,080
Finish Line, Inc. (The), Class A	18,510	392,782
Francesca's Holdings Corp.*	3,608	114,049
Genesco, Inc.*	8,471	606,947
GNC Holdings, Inc., Class A	8,171	285,086
Group 1 Automotive, Inc.	8,122	456,213
Haverty Furniture Cos., Inc.	6,793	75,402
hhgregg, Inc.*(a)	6,128	69,737
Hibbett Sports, Inc.*	9,793	534,208
HOT Topic, Inc.	15,147	153,742
Jos. A. Bank Clothiers, Inc.*	9,871	497,597
Kirkland's, Inc.*	5,453	88,230
Lithia Motors, Inc., Class A	7,855	205,801
Lumber Liquidators Holdings, Inc.*(a)	8,312	208,714
MarineMax, Inc.*	8,384	69,000
Mattress Firm Holding Corp.*(a)	2,044	77,468
Men's Wearhouse, Inc. (The)	18,412	713,833
Monro Muffler Brake, Inc.	10,884	451,577
New York & Co., Inc.*	9,819	36,625
Office Depot, Inc.*	99,085	341,843
OfficeMax, Inc.*	30,925	176,891
Pacific Sunwear of California, Inc.*(a)	17,220	30,307
Penske Automotive Group, Inc.	15,949	392,824
PEP Boys-Manny, Moe & Jack (The)	18,586	277,303
Pier 1 Imports, Inc.*	35,108	638,263
Rent-A-Center, Inc.	21,035	794,071
Rue21, Inc.*	5,375	157,703
Select Comfort Corp.*	19,888	644,172
Shoe Carnival, Inc.*	3,299	106,294
Sonic Automotive, Inc., Class A	14,351	257,026
Stage Stores, Inc.	11,173	181,450
Stein Mart, Inc.*	9,970	65,802
Systemax, Inc.*	3,892	65,619
Talbots, Inc.*(a)	25,283	76,607
Teavana Holdings, Inc.*(a)	2,561	50,503
Vitamin Shoppe, Inc.*	8,863	391,833
West Marine, Inc.*	5,346	64,045
Wet Seal, Inc. (The), Class A*	32,490	112,091
Winmark Corp.(a)	803	46,526
Zale Corp.*(a)	11,730	36,246
Zumiez, Inc.*	7,571	273,389

		16,755,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.*	17,586	$875,255
Cherokee, Inc.	3,102	35,332
Columbia Sportswear Co.	4,318	204,889
Crocs, Inc.*	32,285	675,402
Delta Apparel, Inc.*	2,553	41,946
G-III Apparel Group Ltd.*	5,926	168,417
Iconix Brand Group, Inc.*	26,032	452,436
Jones Group, Inc. (The)	28,853	362,394
Kenneth Cole Productions, Inc., Class A*	2,685	43,228
K-Swiss, Inc., Class A*(a)	9,503	38,962
Liz Claiborne, Inc.*	33,794	451,488
Maidenform Brands, Inc.*	8,389	188,836
Movado Group, Inc.	6,215	152,578
Oxford Industries, Inc.	4,606	234,077
Perry Ellis International, Inc.*	4,380	81,775
Quiksilver, Inc.*	46,639	188,422
RG Barry Corp.	3,056	37,283
Skechers U.S.A., Inc., Class A*(a)	13,454	171,135
Steven Madden Ltd.*	13,513	577,681
True Religion Apparel, Inc.*	9,178	251,477
Unifi, Inc.*	5,019	48,483
Vera Bradley, Inc.*(a)	7,045	212,689
Warnaco Group, Inc. (The)*	14,488	846,099
Wolverine World Wide, Inc.	17,743	659,685

		6,999,969

Thrifts & Mortgage Finance 1.2%
Apollo Residential Mortgage, Inc.	3,664	67,344
Astoria Financial Corp.	31,176	307,395
Bank Mutual Corp.	16,873	68,167
BankFinancial Corp.	7,741	51,245
Beneficial Mutual Bancorp, Inc.*	12,030	105,142
Berkshire Hills Bancorp, Inc.	7,479	171,419
BofI Holding, Inc.*	3,450	58,926
Brookline Bancorp, Inc.	24,420	228,815
Cape Bancorp, Inc.*	4,125	32,918
Charter Financial Corp.	2,408	21,576
Clifton Savings Bancorp, Inc.	3,185	33,220
Dime Community Bancshares, Inc.	11,205	163,705
Doral Financial Corp.*	45,734	70,430
ESB Financial Corp.(a)	4,549	65,597
ESSA Bancorp, Inc.	3,891	38,132
Federal Agricultural Mortgage Corp., Class C	3,587	81,425
First Defiance Financial Corp.	3,496	58,943
First Financial Holdings, Inc.	6,009	66,099
First PacTrust Bancorp, Inc.	3,126	37,262
Flagstar Bancorp, Inc.*	70,782	65,119
Flushing Financial Corp.	11,308	152,206
Fox Chase Bancorp, Inc.	4,340	56,420
Franklin Financial Corp.*	4,975	66,814
Home Federal Bancorp, Inc.	5,410	54,803
Home Loan Servicing Solutions Ltd.	4,279	59,649
HomeStreet, Inc.*	74	2,057
Kearny Financial Corp.	4,728	46,098
Meridian Interstate Bancorp, Inc.*	3,156	41,438
MGIC Investment Corp.*	67,000	332,320
Northfield Bancorp, Inc.(a)	5,731	81,495
Northwest Bancshares, Inc.	34,997	444,462
OceanFirst Financial Corp.	5,342	76,070
Ocwen Financial Corp.*	34,444	538,360
Oritani Financial Corp.	16,435	241,266
Provident Financial Services, Inc.	21,651	314,589
Provident New York Bancorp	13,851	117,179
Radian Group, Inc.(a)	47,448	206,399
Rockville Financial, Inc.	10,640	123,956
Roma Financial Corp.	2,830	27,706
Territorial Bancorp, Inc.	3,954	82,283
Trustco Bank Corp.	33,682	192,324
United Financial Bancorp, Inc.	5,606	88,687
ViewPoint Financial Group	12,484	192,004
Walker & Dunlop, Inc.*	3,990	50,274
Westfield Financial, Inc.	9,135	72,258
WSFS Financial Corp.	2,253	92,373

		5,546,369

Tobacco 0.2%
Alliance One International, Inc.*	31,216	117,684
Star Scientific, Inc.*(a)	38,497	126,270
Universal Corp.	8,267	385,242
Vector Group Ltd.(a)	17,195	304,696

		933,892

Trading Companies & Distributors 1.3%
Aceto Corp.	9,599	91,094
Aircastle Ltd.	19,569	239,525
Applied Industrial Technologies, Inc.	15,158	623,448
Beacon Roofing Supply, Inc.*	16,408	422,670
CAI International, Inc.*	4,351	79,101
DXP Enterprises, Inc.*	3,114	135,428
Essex Rental Corp.*	6,068	23,180
H&E Equipment Services, Inc.*	10,279	194,479
Houston Wire & Cable Co.	6,421	89,188
Interline Brands, Inc.*	11,227	242,615
Kaman Corp.	9,365	317,942
Lawson Products, Inc.	1,263	19,084
RSC Holdings, Inc.*	24,212	546,949
Rush Enterprises, Inc., Class A*	11,529	244,645
SeaCube Container Leasing Ltd.	3,969	68,267
TAL International Group, Inc.	7,848	288,100
Textainer Group Holdings Ltd.(a)	4,109	139,295
Titan Machinery, Inc.*	5,533	156,031
United Rentals, Inc.*	22,362	959,106
Watsco, Inc.	10,074	745,879

		5,626,026

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	7,554	122,375

Water Utilities 0.2%
American States Water Co.	6,699	242,102
Artesian Resources Corp., Class A	2,528	47,501
Cadiz, Inc.*	4,378	40,277
California Water Service Group	15,027	273,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Water Utilities (continued)
Connecticut Water Service, Inc.	3,047	$86,200
Consolidated Water Co., Ltd.	5,352	42,334
Middlesex Water Co.	5,653	106,785
SJW Corp.	5,097	122,940
York Water Co. (The)	4,524	78,265

		1,040,046

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	21,901	191,196
NTELOS Holdings Corp.	5,308	109,876
Shenandoah Telecommunications Co.	8,350	93,102
USA Mobility, Inc.	7,787	108,473

		502,647

Total Common Stocks (cost $385,381,334)		438,795,793

Right 0.0%†

	Number of Rights	Market Value
Oil, Gas & Consumable Fuels 0.0%†
DHT Holdings, Inc., expiring 04/27/12*(b)	95	9,880

Total Right (cost $—)		9,880

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., exercise price $10.50, expiring 10/14/13*(a)(b)	3,727	0

Total Warrant (cost $—)		0

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(c)	6,730,374	6,730,374

Total Mutual Fund (cost $6,730,374)		6,730,374

Repurchase Agreements 9.8%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.17%, dated 03/30/12, due 04/02/12, repurchase price $25,000,354, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 14.00%, maturing 05/15/12 - 03/20/42; total market value $25,500,000.(d)	$25,000,000	25,000,000
Credit Suisse (USA) LLC, 0.10%, dated 03/30/12, due 04/02/12, repurchase price $18,875,808, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; total market value $19,253,313.(d)	18,875,650	18,875,650

Total Repurchase Agreements (cost $43,875,650)		43,875,650

Total Investments (cost $435,987,358) (e) — 109.8%		489,411,697
Liabilities in excess of other assets — (9.8%)		(43,633,069)

NET ASSETS — 100.0%		$445,778,628

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $42,267,651.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $43,875,650.
(e)	At March 31, 2012, the tax basis cost of the Fund's investments was $449,159,607, tax unrealized appreciation and depreciation were $80,370,152 and $(40,118,062), respectively.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

At March 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	Russell 2000 Mini Future	06/15/12	$7,863,150	$309,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,916,528	$—	$—	$7,916,528
Air Freight & Logistics	1,571,508	—	—	1,571,508
Airlines	2,583,777	—	—	2,583,777
Auto Components	3,712,723	—	—	3,712,723
Automobiles	102,988	—	—	102,988
Beverages	677,611	—	—	677,611
Biotechnology	17,189,076	—	—	17,189,076
Building Products	3,175,748	—	—	3,175,748
Capital Markets	8,724,225	—	—	8,724,225
Chemicals	9,303,324	—	—	9,303,324
Commercial Banks	27,949,113	—	—	27,949,113
Commercial Services & Supplies	11,386,347	—	—	11,386,347
Communications Equipment	8,485,255	—	—	8,485,255
Computers & Peripherals	2,947,663	—	—	2,947,663
Construction & Engineering	3,351,522	—	—	3,351,522
Construction Materials	984,313	—	—	984,313
Consumer Finance	2,994,702	—	—	2,994,702
Containers & Packaging	780,063	—	—	780,063
Distributors	958,977	—	—	958,977
Diversified Consumer Services	5,401,320	—	—	5,401,320
Diversified Financial Services	1,316,201	—	—	1,316,201
Diversified Telecommunication Services	3,011,645	—	—	3,011,645
Electric Utilities	6,116,390	—	—	6,116,390
Electrical Equipment	5,184,628	—	—	5,184,628
Electronic Equipment, Instruments & Components	11,443,702	—	—	11,443,702
Energy Equipment & Services	8,144,922	—	—	8,144,922
Food & Staples Retailing	4,877,689	—	—	4,877,689
Food Products	5,865,535	—	—	5,865,535
Gas Utilities	4,350,468	—	—	4,350,468
Health Care Equipment & Supplies	13,477,743	—	—	13,477,743
Health Care Providers & Services	11,830,173	—	—	11,830,173
Health Care Technology	2,779,100	—	—	2,779,100
Hotels, Restaurants & Leisure	12,723,475	—	—	12,723,475
Household Durables	3,643,084	—	—	3,643,084
Household Products	664,149	—	—	664,149
Independent Power Producers & Energy Traders	759,884	—	—	759,884
Industrial Conglomerates	796,396	—	—	796,396
Information Technology Services	8,817,065	—	—	8,817,065
Insurance	11,622,277	—	—	11,622,277
Internet & Catalog Retail	1,365,032	—	—	1,365,032
Internet Software & Services	7,660,222	—	—	7,660,222
Leisure Equipment & Products	2,160,456	—	—	2,160,456
Life Sciences Tools & Services	1,698,239	—	—	1,698,239
Machinery	14,834,590	—	—	14,834,590
Marine	240,832	—	—	240,832
Media	5,626,177	—	—	5,626,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Metals & Mining	6,477,942	—	—	6,477,942
Multiline Retail	817,045	—	—	817,045
Multi-Utilities	1,881,256	—	—	1,881,256
Oil, Gas & Consumable Fuels	20,287,699	—	—	20,287,699
Paper & Forest Products	2,702,446	—	—	2,702,446
Personal Products	2,329,099	—	—	2,329,099
Pharmaceuticals	8,603,361	—	—	8,603,361
Professional Services	6,638,990	—	—	6,638,990
Real Estate Investment Trusts (REITs)	40,193,688	—	—	40,193,688
Real Estate Management & Development	555,330	—	—	555,330
Road & Rail	5,592,465	—	—	5,592,465
Semiconductors & Semiconductor Equipment	14,730,368	—	—	14,730,368
Software	19,252,407	—	—	19,252,407
Specialty Retail	16,755,516	—	—	16,755,516
Textiles, Apparel & Luxury Goods	6,999,969	—	—	6,999,969
Thrifts & Mortgage Finance	5,546,369	—	—	5,546,369
Tobacco	933,892	—	—	933,892
Trading Companies & Distributors	5,626,026	—	—	5,626,026
Transportation Infrastructure	122,375	—	—	122,375
Water Utilities	1,040,046	—	—	1,040,046
Wireless Telecommunication Services	502,647	—	—	502,647

Total Common Stocks	$438,795,793	$—	$—	$438,795,793

Futures Contracts	309,393	—	—	309,393
Mutual Fund	6,730,374	—	—	6,730,374
Repurchase Agreements	—	43,875,650	—	43,875,650
Right*	—	9,880	—	9,880
Warrant*	—	—	—	—

Total	$445,835,560	$43,885,530	$—	$489,721,090

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as "—", which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) for investments still held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/12	Valuation Technique(s)	Unobservable Input(s)*	Range
Common stocks	$—	Market comparable companies	EBITDA multiple Discount for lack of marketability	6.5 – 12.0% 5.0 – 20.0%

*	Level 3 values are based on significant unobservable inputs that reflect Nationwide Fund Advisors (“NFA”) determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs that could be used in the fair value measurement of the Fund’s investments in common stocks are comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2012. Please see below for information on the Fund's policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

NVIT Small Cap Index Fund

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$303,393

Total		$303,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

March 31, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 95.7%

	Shares	Market Value
AUSTRIA 0.4%
Diversified Telecommunication Services 0.4%
Telekom Austria AG	82,190	$957,490

BRAZIL 1.6%
Metals & Mining 0.3%
Vale SA - Preference Shares, ADR(a)	36,100	819,109

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA - Preference
Shares, ADR	125,360	3,204,202

		4,023,311

CANADA 2.3%
Oil, Gas & Consumable Fuels 2.3%
Husky Energy, Inc.(a)	99,300	2,526,677
Talisman Energy, Inc.	242,000	3,042,438

		5,569,115

CHINA 2.4%
Diversified Telecommunication Services 1.5%
China Telecom Corp., Ltd., H Shares	6,846,000	3,777,726

Insurance 0.9%
China Life Insurance Co., Ltd., H Shares	809,000	2,101,253

		5,878,979

DENMARK 0.3%
Electrical Equipment 0.3%
Vestas Wind Systems A/S*	61,100	621,418

FRANCE 9.9%
Auto Components 1.8%
Cie Generale des Etablissements Michelin, Class B	59,470	4,430,230

Diversified Telecommunication Services 2.1%
France Telecom SA	214,230	3,177,218
Vivendi SA	111,480	2,047,177

		5,224,395

Electrical Equipment 0.4%
Alstom SA	27,850	1,087,024

Insurance 1.2%
AXA SA	175,444	2,911,476

Multi-Utilities 0.6%
GDF Suez	56,710	1,465,868

Oil, Gas & Consumable Fuels 1.7%
Total SA	80,450	4,109,352

Pharmaceuticals 2.1%
Sanofi	64,780	5,026,379

		24,254,724

GERMANY 12.9%
Air Freight & Logistics 1.7%
Deutsche Post AG REG	222,750	4,287,699

Electric Utilities 1.3%
E.ON AG	128,480	3,078,000

Industrial Conglomerates 1.9%
Siemens AG REG	45,480	4,586,389

Insurance 1.8%
Muenchener Rueckversicherungs AG REG	28,890	4,356,643

Pharmaceuticals 1.8%
Merck KGaA	38,780	4,291,393

Semiconductors & Semiconductor Equipment 1.8%
Infineon Technologies AG	442,070	4,518,127

Software 2.6%
SAP AG	92,040	6,428,597

		31,546,848

HONG KONG 6.3%
Industrial Conglomerates 1.6%
Citic Pacific Ltd.	999,940	1,685,966
Hutchison Whampoa Ltd.	233,000	2,329,999

		4,015,965

Insurance 1.3%
AIA Group Ltd.	855,000	3,138,806

Real Estate Management & Development 1.6%
Cheung Kong Holdings Ltd.	152,000	1,965,666
Swire Pacific Ltd., Class A	162,000	1,815,786
Swire Properties Ltd.*	113,400	281,837

		4,063,289

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	393,000	4,327,550

		15,545,610

INDIA 1.2%
Commercial Banks 1.2%
ICICI Bank Ltd., ADR	80,980	2,823,772

IRELAND 0.8%
Construction Materials 0.8%
CRH PLC	95,870	1,964,183

ITALY 3.3%
Commercial Banks 1.9%
Intesa Sanpaolo SpA	1,263,416	2,264,541
UniCredit SpA	471,099	2,359,183

		4,623,724

Oil, Gas & Consumable Fuels 1.4%
ENI SpA	141,946	3,326,527

		7,950,251

JAPAN 1.4%
Automobiles 0.8%
Toyota Motor Corp.	45,800	1,992,854

Trading Companies & Distributors 0.6%
ITOCHU Corp.	141,000	1,544,914

		3,537,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS 8.1%
Chemicals 0.9%
Akzo Nobel NV	38,380	$2,267,117

Diversified Financial Services 1.6%
ING Groep NV, CVA*	469,796	3,912,489

Energy Equipment & Services 0.5%
SBM Offshore NV	57,882	1,184,297

Food Products 1.4%
Unilever NV, CVA	105,340	3,584,132

Industrial Conglomerates 1.3%
Koninklijke Philips Electronics NV	158,020	3,207,170

Oil, Gas & Consumable Fuels 1.6%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,850,041

Professional Services 0.8%
Randstad Holding NV	50,140	1,894,323

		19,899,569

NORWAY 4.7%
Diversified Telecommunication Services 2.5%
Telenor ASA	326,960	6,069,752

Oil, Gas & Consumable Fuels 2.2%
Statoil ASA	200,350	5,437,924

		11,507,676

PORTUGAL 0.6%
Diversified Telecommunication Services 0.6%
Portugal Telecom SGPS SA REG	276,810	1,503,850

SINGAPORE 3.7%
Commercial Banks 2.1%
DBS Group Holdings Ltd.	463,000	5,231,649

Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,536,000	3,856,055

		9,087,704

SOUTH KOREA 5.4%
Commercial Banks 1.0%
KB Financial Group, Inc., ADR	70,035	2,570,284

Household Durables 1.0%
LG Electronics, Inc.	32,963	2,416,318

Metals & Mining 1.0%
POSCO	7,375	2,473,121

Semiconductors & Semiconductor Equipment 2.4%
Samsung Electronics Co., Ltd., GDR REG(b)	10,400	5,871,662

		13,331,385

SPAIN 4.1%
Commercial Banks 1.2%
Banco Santander SA	378,346	2,909,501

Diversified Telecommunication Services 1.4%
Telefonica SA	203,445	3,337,821

Oil, Gas & Consumable Fuels 1.5%
Repsol YPF SA	146,265	3,676,858

		9,924,180

SWEDEN 1.4%
Communications Equipment 1.4%
Telefonaktiebolaget LM Ericsson, Class B	332,200	3,437,410

SWITZERLAND 7.4%
Capital Markets 1.4%
Credit Suisse Group AG REG*	56,080	1,598,375
UBS AG REG*	132,590	1,858,912

		3,457,287

Insurance 2.3%
Swiss Re AG*	87,320	5,576,230

Pharmaceuticals 2.5%
Novartis AG REG	40,810	2,259,147
Roche Holding AG	22,940	3,992,256

		6,251,403

Professional Services 1.2%
Adecco SA REG*	55,940	2,929,919

		18,214,839

TAIWAN 2.8%
Computers & Peripherals 0.5%
Compal Electronics, Inc., GDR(b)	208,952	1,175,230

Semiconductors & Semiconductor Equipment 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,969,214	5,661,443

		6,836,673

UNITED KINGDOM 14.7%
Aerospace & Defense 1.4%
BAE Systems PLC	719,920	3,455,198

Airlines 0.9%
International Consolidated Airlines Group SA*	806,590	2,307,653

Commercial Banks 2.6%
HSBC Holdings PLC	384,400	3,409,631
Standard Chartered PLC	117,170	2,925,929

		6,335,560

Food & Staples Retailing 0.5%
Tesco PLC	233,030	1,229,937

Insurance 1.0%
Aviva PLC	477,280	2,533,306

Multiline Retail 1.1%
Marks & Spencer Group PLC	429,100	2,600,507

Oil, Gas & Consumable Fuels 1.5%
BP PLC	494,650	3,683,799

Pharmaceuticals 2.2%
GlaxoSmithKline PLC	237,920	5,318,897

Specialty Retail 1.2%
Kingfisher PLC	602,990	2,958,474

Wireless Telecommunication Services 2.3%
Vodafone Group PLC	2,018,880	5,568,766

		35,992,097

Total Common Stocks (cost $207,702,117)		234,408,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Templeton NVIT International Value Fund

Mutual Fund 4.5%

	Shares	Market Value
Money Market Fund 4.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26%(c)	11,067,235	$11,067,235

Total Mutual Fund (cost $11,067,235)		11,067,235

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%,dated 03/30/2012, due 04/02/2012, repurchase price $2,064,093, collateralized by U.S. Government Agency Mortgage Securities rangingfrom 1.13% - 7.50%, maturing 01/15/19 - 03/20/42; totalmarket value $2,105,373.(d)	$2,064,076	2,064,076

Total Repurchase Agreement (cost $2,064,076)		2,064,076

Total Investments (cost $220,833,428)(e) —101.0%		247,540,163
Liabilities in excess of other assets — (1.0)%		(2,453,456)

NET ASSETS — 100.0%		$245,086,707

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was $1,998,427.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2012 was $7,046,892 which represents 2.88% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2012 was $2,064,076.
(e)	At March 31, 2012, the tax basis cost of the Fund’s investments was $220,852,635, tax unrealized appreciation and depreciation were $42,019,092 and $(15,331,564), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,455,198	$—	$3,455,198
Air Freight & Logistics	—	4,287,699	—	4,287,699
Airlines	—	2,307,653	—	2,307,653
Auto Components	—	4,430,230	—	4,430,230
Automobiles	—	1,992,854	—	1,992,854
Capital Markets	1,858,912	1,598,375	—	3,457,287
Chemicals	—	2,267,117	—	2,267,117
Commercial Banks	5,394,056	19,100,434	—	24,494,490
Communications Equipment	—	3,437,410	—	3,437,410
Computers & Peripherals	—	1,175,230	—	1,175,230
Construction Materials	—	1,964,183	—	1,964,183
Diversified Financial Services	—	3,912,489	—	3,912,489
Diversified Telecommunication Services	—	24,727,089	—	24,727,089
Electric Utilities	—	3,078,000	—	3,078,000
Electrical Equipment	—	1,708,442	—	1,708,442
Energy Equipment & Services	—	1,184,297	—	1,184,297
Food & Staples Retailing	—	1,229,937	—	1,229,937
Food Products	—	3,584,132	—	3,584,132
Household Durables	—	2,416,318	—	2,416,318
Industrial Conglomerates	—	11,809,524	—	11,809,524
Insurance	—	20,617,714	—	20,617,714
Metals & Mining	819,109	2,473,121	—	3,292,230
Multiline Retail	—	2,600,507	—	2,600,507
Multi-Utilities	—	1,465,868	—	1,465,868
Oil, Gas & Consumable Fuels	12,623,358	20,234,460	—	32,857,818
Pharmaceuticals	—	20,888,072	—	20,888,072
Professional Services	—	4,824,242	—	4,824,242
Real Estate Management & Development	—	4,063,289	—	4,063,289
Semiconductors & Semiconductor Equipment	281,321	15,769,911	—	16,051,232
Software	—	6,428,597	—	6,428,597
Specialty Retail	—	2,958,474	—	2,958,474
Trading Companies & Distributors	—	1,544,914	—	1,544,914
Wireless Telecommunication Services	—	9,896,316	—	9,896,316

Total Common Stocks	$20,976,756	$213,432,096	$—	$234,408,852

Mutual Fund	$11,067,235	$—	$—	$11,067,235
Repurchase Agreement	—	2,064,076	—	2,064,076

Total	$32,043,991	$215,496,172	$—	$247,540,163

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.4%

	Shares	Market Value
Aerospace & Defense 1.8%
Honeywell International, Inc.	32,302	$1,972,037
Textron, Inc.	53,841	1,498,395

		3,470,432

Automobiles 1.5%
General Motors Co.*	112,085	2,874,980

Beverages 0.4%
PepsiCo, Inc.	13,199	875,754

Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	164,833	3,977,420
Goldman Sachs Group, Inc. (The)	14,912	1,854,606
Morgan Stanley	93,936	1,844,903
State Street Corp.	20,346	925,743

		8,602,672

Commercial Banks 5.3%
Fifth Third Bancorp	122,204	1,716,966
PNC Financial Services Group, Inc.	46,684	3,010,651
U.S. Bancorp	45,429	1,439,191
Wells Fargo & Co.	123,934	4,231,107

		10,397,915

Communications Equipment 0.9%
Cisco Systems, Inc.	80,427	1,701,031

Computers & Peripherals 2.3%
Dell, Inc.*	79,869	1,325,825
Hewlett-Packard Co.	135,554	3,230,252

		4,556,077

Diversified Financial Services 7.8%
Bank of America Corp.	275,086	2,632,573
Citigroup, Inc.	167,278	6,114,011
JPMorgan Chase & Co.	141,586	6,510,124

		15,256,708

Diversified Telecommunication Services 2.5%
AT&T, Inc.	67,696	2,114,146
Verizon Communications, Inc.	72,842	2,784,750

		4,898,896

Electric Utilities 2.6%
FirstEnergy Corp.	47,528	2,166,801
PPL Corp.	103,964	2,938,023

		5,104,824

Electrical Equipment 0.7%
Emerson Electric Co.	26,952	1,406,355

Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	110,103	1,550,250

Energy Equipment & Services 3.9%
Halliburton Co.	106,478	3,534,005
Noble Corp.*	26,430	990,332
Weatherford International Ltd.*	209,994	3,168,809

		7,693,146

Food & Staples Retailing 2.7%
CVS Caremark Corp.	76,355	3,420,704
Wal-Mart Stores, Inc.	31,783	1,945,120

		5,365,824

Food Products 3.3%
Kraft Foods, Inc., Class A	86,513	3,288,359
Unilever NV, NYRS-NL	95,696	3,256,535

		6,544,894

Health Care Providers & Services 3.9%
Cardinal Health, Inc.	41,661	1,796,006
UnitedHealth Group, Inc.	66,366	3,911,612
WellPoint, Inc.	26,758	1,974,740

		7,682,358

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	33,811	1,084,657

Household Products 0.4%
Procter & Gamble Co. (The)	10,383	697,841

Industrial Conglomerates 1.5%
General Electric Co.	150,475	3,020,033

Insurance 5.1%
Aflac, Inc.	15,501	712,891
Allstate Corp. (The)	140,458	4,623,877
MetLife, Inc.	61,703	2,304,607
Travelers Cos., Inc. (The)	40,608	2,403,994

		10,045,369

Internet Software & Services 3.6%
eBay, Inc.*	112,452	4,148,354
Yahoo!, Inc.*	194,955	2,967,215

		7,115,569

Machinery 2.1%
Ingersoll-Rand PLC	100,558	4,158,073

Media 10.3%
Comcast Corp., Class A	233,016	6,992,810
News Corp., Class B	155,871	3,114,303
Time Warner Cable, Inc.	48,695	3,968,642
Time Warner, Inc.	61,544	2,323,286

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Viacom, Inc., Class B	79,036	$3,751,049

		20,150,090

Metals & Mining 1.1%
Alcoa, Inc.	213,940	2,143,679

Multiline Retail 0.7%
Target Corp.	25,320	1,475,396

Oil, Gas & Consumable Fuels 8.2%
BP PLC, ADR-UK	91,332	4,109,940
Chesapeake Energy Corp.	57,359	1,329,008
Chevron Corp.	34,897	3,742,354
Murphy Oil Corp.	37,548	2,112,826
QEP Resources, Inc.	35,831	1,092,846
Royal Dutch Shell PLC, Class A, ADR-NL	52,262	3,665,134

		16,052,108

Paper & Forest Products 2.3%
International Paper Co.	131,266	4,607,437

Personal Products 0.3%
Avon Products, Inc.	31,113	602,348

Pharmaceuticals 9.8%
Bristol-Myers Squibb Co.	112,874	3,809,498
GlaxoSmithKline PLC, ADR-UK	46,009	2,066,264
Merck & Co., Inc.	96,481	3,704,870
Novartis AG REG	12,391	685,937
Pfizer, Inc.	230,909	5,232,398
Roche Holding AG, ADR-CH	36,153	1,577,717
Sanofi, ADR-FR	54,800	2,123,500

		19,200,184

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	52,396	1,472,852
KLA-Tencor Corp.	13,086	712,140

		2,184,992

Software 2.6%
Microsoft Corp.	159,615	5,147,584

Specialty Retail 2.0%
Lowe’s Cos., Inc.	72,430	2,272,853
Staples, Inc.	99,261	1,606,043

		3,878,896

Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR-UK	66,668	1,844,704

Total Common Stocks (cost $161,757,490)		191,391,076

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.26% (a)	5,153,156	5,153,156

Total Mutual Fund (cost $5,153,156)		5,153,156

Total Investments (cost $166,910,646) (b) — 100.0%		196,544,232
Liabilities in excess of other assets — 0.0%		(28,929)

NET ASSETS — 100.0%		$196,515,303

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2012.
(b)	At March 31, 2012, the tax basis cost of the Fund’s investments was $175,188,810, tax unrealized appreciation and depreciation were $30,344,097 and $(8,988,675), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser and sub-advisers and the Trust’s administrator to make fair value determinations. The Trust’s investment adviser and administrator have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees.

Fair valuation determinations that require greater levels of judgment are referred to the FVC. Such situations could include, but are not limited to: (i) a significant event that affects the value of the Fund’s securities after trading has stopped (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (ii) illiquid securities; (iii) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (iv) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value including, but not limited to, the size of the Fund’s holdings, related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other relevant information relevant to the investment.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that the Trust’s adviser or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,470,432	$—	$—	$3,470,432
Automobiles	2,874,980	—	—	2,874,980
Beverages	875,754	—	—	875,754
Capital Markets	8,602,672	—	—	8,602,672
Commercial Banks	10,397,915	—	—	10,397,915
Communications Equipment	1,701,031	—	—	1,701,031
Computers & Peripherals	4,556,077	—	—	4,556,077
Diversified Financial Services	15,256,708	—	—	15,256,708
Diversified Telecommunication Services	4,898,896	—	—	4,898,896
Electric Utilities	5,104,824	—	—	5,104,824
Electrical Equipment	1,406,355	—	—	1,406,355
Electronic Equipment, Instruments & Components	1,550,250	—	—	1,550,250
Energy Equipment & Services	7,693,146	—	—	7,693,146
Food & Staples Retailing	5,365,824	—	—	5,365,824
Food Products	6,544,894	—	—	6,544,894
Health Care Providers & Services	7,682,358	—	—	7,682,358
Hotels, Restaurants & Leisure	1,084,657	—	—	1,084,657
Household Products	697,841	—	—	697,841
Industrial Conglomerates	3,020,033	—	—	3,020,033
Insurance	10,045,369	—	—	10,045,369
Internet Software & Services	7,115,569	—	—	7,115,569
Machinery	4,158,073	—	—	4,158,073
Media	20,150,090	—	—	20,150,090
Metals & Mining	2,143,679	—	—	2,143,679
Multiline Retail	1,475,396	—	—	1,475,396
Oil, Gas & Consumable Fuels	16,052,108	—	—	16,052,108
Paper & Forest Products	4,607,437	—	—	4,607,437
Personal Products	602,348	—	—	602,348
Pharmaceuticals	18,514,247	685,937	—	19,200,184
Semiconductors & Semiconductor Equipment	2,184,992	—	—	2,184,992
Software	5,147,584	—	—	5,147,584
Specialty Retail	3,878,896	—	—	3,878,896
Wireless Telecommunication Services	1,844,704	—	—	1,844,704

Total Common Stocks	$190,705,139	$685,937	$—	$191,391,076

Mutual Fund	$5,153,156	$—	$—	$5,153,156

Total	$195,858,295	$685,937	$—	$196,544,232

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2012, there were no transfers between Levels 1 and 2.

For the period ended March 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 29, 2012

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 29, 2012